GMO VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.5%
               AEROSPACE -- 1.4%
       25,000  Boeing Co                                                    1,340,625
       60,000  Lockheed Martin Corp                                         1,702,500
                                                                        -------------
                                                                            3,043,125
                                                                        -------------
               AUTOMOTIVE -- 1.5%
       25,000  Delphi Automotive Systems                                      410,937
       48,075  Ford Motor Co                                                1,162,810
       25,000  General Motors Corp                                          1,804,687
                                                                        -------------
                                                                            3,378,434
                                                                        -------------
               BANKING AND FINANCIAL SERVICES -- 11.0%
       30,000  Bank of America Corp                                         1,606,875
       50,000  Bank One Corp                                                1,762,500
      105,000  Block (H&R) Inc                                              3,766,875
       82,500  Chase Manhattan Corp                                         4,609,687
      107,500  Citigroup Inc                                                6,275,313
       50,000  First Union Corp                                             1,446,875
       37,500  Firstar Corp                                                   895,312
       97,500  Washington Mutual Inc                                        3,412,500
       10,000  Wells Fargo & Co                                               431,875
                                                                        -------------
                                                                           24,207,812
                                                                        -------------
               CHEMICALS -- 1.5%
       30,000  Du Pont (E.I.) De Nemours                                    1,346,250
       10,000  Hercules Inc                                                   132,500
       30,000  PPG Industries Inc                                           1,215,000
       17,500  Rohm & Haas Co                                                 506,406
                                                                        -------------
                                                                            3,200,156
                                                                        -------------
               COMPUTER AND OFFICE EQUIPMENT -- 4.2%
       28,500  Computer Associates International Inc                          904,875
       25,000  Electronic Data Systems Corp                                 1,245,312
       32,500  IBM Corp                                                     4,290,000
       25,000  Pitney Bowes Inc                                               914,062
      100,000  Unisys Corp*                                                 1,300,000

              See accompanying notes to the financial statements.              1

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMPUTER AND OFFICE EQUIPMENT -- CONTINUED
       35,000  Xerox Corp                                                     562,187
                                                                        -------------
                                                                            9,216,436
                                                                        -------------
               CONSUMER GOODS -- 3.3%
       30,000  Black and Decker Corp                                        1,201,875
       87,500  Eastman Kodak Co                                             5,446,875
       37,500  Mattel Co                                                      370,312
        5,000  Procter and Gamble Co                                          309,062
                                                                        -------------
                                                                            7,328,124
                                                                        -------------
               ELECTRONIC EQUIPMENT -- 2.4%
       30,000  General Electric Co                                          1,760,625
       57,500  Motorola Inc                                                 2,073,594
       50,000  Raytheon Co, Class B                                         1,390,625
                                                                        -------------
                                                                            5,224,844
                                                                        -------------
               FOOD AND BEVERAGE -- 2.8%
       15,000  Anheuser Busch Cos Inc                                       1,182,187
       40,000  Coca Cola Enterprises Inc                                      745,000
       75,000  ConAgra Inc                                                  1,373,437
        5,000  Nestle SA ADR                                                  538,603
       22,500  Pepsico Inc                                                    959,062
       75,000  Sara Lee Corp                                                1,396,875
                                                                        -------------
                                                                            6,195,164
                                                                        -------------
               HEALTH CARE -- 1.7%
       32,500  Bausch & Lomb Inc                                            1,161,875
       75,000  Becton Dickinson & Co                                        2,259,375
        2,500  Johnson & Johnson                                              229,844
                                                                        -------------
                                                                            3,651,094
                                                                        -------------
               INSURANCE -- 1.3%
       30,000  Aetna Inc                                                    1,678,125
       40,000  Allstate Corp                                                1,162,500
                                                                        -------------
                                                                            2,840,625
                                                                        -------------
               MACHINERY -- 1.3%
       32,500  Baker Hughes Inc                                             1,188,281

2             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MACHINERY -- CONTINUED
       20,000  Caterpillar Inc                                                735,000
       22,500  Ingersoll Rand Co                                            1,025,156
                                                                        -------------
                                                                            2,948,437
                                                                        -------------
               MANUFACTURING -- 3.2%
        2,500  Minnesota Mining and Manufacturing Co                          232,500
       95,000  Owens Corning                                                  492,812
      112,500  Rockwell International Corp                                  4,549,219
       30,000  United Technologies Corp                                     1,873,125
                                                                        -------------
                                                                            7,147,656
                                                                        -------------
               METALS AND MINING -- 0.8%
       32,500  Alcan Aluminum Ltd                                           1,066,406
       35,000  Inco Ltd*                                                      625,625
                                                                        -------------
                                                                            1,692,031
                                                                        -------------
               OIL AND GAS -- 11.0%
       22,500  Amerada Hess Corp                                            1,539,844
       20,000  Anadarko Petroleum Corp                                      1,315,400
       75,000  Burlington Resources Inc                                     2,948,437
        7,500  Chevron Corp                                                   633,750
      125,000  Occidental Petroleum Corp                                    2,703,125
      100,000  Petroleo Brasileiro SA ADR*                                  3,181,250
       75,000  Texaco Inc                                                   3,862,500
      150,000  Unocal Corp                                                  5,006,250
      115,000  USX - Marathon Group                                         3,155,312
                                                                        -------------
                                                                           24,345,868
                                                                        -------------
               PAPER AND ALLIED PRODUCTS -- 4.4%
       50,000  Fort James Corp                                              1,581,250
       62,500  International Paper Co                                       1,992,187
      102,500  Kimberly-Clark Corp                                          5,996,250
        5,000  Weyerhaeuser Co                                                231,563
                                                                        -------------
                                                                            9,801,250
                                                                        -------------
               PHARMACEUTICALS -- 3.9%
       62,500  Abbott Laboratories                                          2,734,375
        5,000  Glaxo Wellcome PLC ADR                                         287,813

              See accompanying notes to the financial statements.              3

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PHARMACEUTICALS -- CONTINUED
       15,000  Lilly (Eli) & Co                                             1,095,000
       85,000  McKesson HBOC Inc                                            2,119,688
       32,500  Schering Plough Corp                                         1,304,063
       15,000  Smithkline Beecham PLC ADR                                     979,688
                                                                        -------------
                                                                            8,520,627
                                                                        -------------
               PRIMARY PROCESSING -- 0.6%
       10,000  Alcoa Inc                                                      332,500
       40,000  Dow Chemical Co                                              1,047,500
                                                                        -------------
                                                                            1,380,000
                                                                        -------------
               PRINTING AND PUBLISHING -- 1.1%
       95,000  R.R. Donnelley and Sons                                      2,446,250
                                                                        -------------
               REAL ESTATE -- 5.8%
       20,000  Duke Realty Investments, REIT                                  475,000
      150,000  Equity Office Properties Trust, REIT                         4,331,250
       75,000  Equity Residential Properties Trust, REIT                    3,600,000
       30,000  JP Realty Inc, REIT                                            532,500
       75,000  Liberty Property Trust, REIT                                 1,959,375
       75,000  Mack-Cali Realty Corp, REIT                                  1,964,063
                                                                        -------------
                                                                           12,862,188
                                                                        -------------
               REFINING -- 2.4%
       87,500  Conoco Inc                                                   2,203,906
       97,500  Conoco Inc, Class B                                          2,547,188
       10,000  Royal Dutch Petroleum Co                                       611,875
                                                                        -------------
                                                                            5,362,969
                                                                        -------------
               RETAIL TRADE -- 9.6%
       75,000  Albertsons Inc                                               1,612,500
      132,500  CVS Corp                                                     4,919,063
       87,500  Federated Department Stores Inc*                             2,417,188
      175,000  Kroger Co*                                                   3,970,313
       25,000  McDonald's Corp                                                746,875
      225,000  Staples Inc*                                                 3,459,375
      167,500  Toys R Us Inc*                                               3,046,406

4             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               RETAIL TRADE -- CONTINUED
       20,000  Wal Mart Stores Inc                                            948,750
                                                                        -------------
                                                                           21,120,470
                                                                        -------------
               SERVICES -- 2.6%
       50,000  FedEx Corp*                                                  2,017,500
       15,000  Halliburton Company                                            795,000
        2,000  Meredith Corp                                                   54,625
      150,000  Waste Management Inc                                         2,840,625
                                                                        -------------
                                                                            5,707,750
                                                                        -------------
               TECHNOLOGY -- 6.4%
       32,500  Avnet Inc                                                    1,945,938
       50,000  BMC Software Inc*                                            1,350,000
      132,500  Compaq Computer Corp                                         4,513,281
       10,000  Computer Sciences Corp*                                        790,625
       55,000  Honeywell International Inc                                  2,120,938
      220,000  Storage Technology Corp*                                     3,478,750
                                                                        -------------
                                                                           14,199,532
                                                                        -------------
               TELECOMMUNICATIONS -- 5.6%
       75,000  AT & T Corp                                                  2,362,500
       25,000  Bellsouth Corp                                                 932,813
       35,000  SBC Communications Inc                                       1,461,250
       12,500  Sprint Corp                                                    418,750
      162,500  Verizon Communications                                       7,089,063
                                                                        -------------
                                                                           12,264,376
                                                                        -------------
               TRANSPORTATION -- 3.4%
       67,500  AMR Corp*                                                    2,214,844
       47,500  Canadian Pacific                                             1,297,344
       15,000  Delta Air Lines Inc                                            742,500
       25,000  Ryder System Inc                                               479,688
       45,000  Union Pacific Corp                                           1,788,750
       30,000  USAir Group Inc*                                             1,020,000
                                                                        -------------
                                                                            7,543,126
                                                                        -------------
               UTILITIES -- 3.3%
       17,500  El Paso Energy Corp                                          1,019,375

              See accompanying notes to the financial statements.              5

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
        5,000  Reliant Energy Inc                                             185,625
       50,000  Sempra Energy                                                  975,000
       50,000  Southern Co                                                  1,496,875
       67,500  TXU Corp                                                     2,358,281
       25,000  Unicom Corp                                                  1,142,188
                                                                        -------------
                                                                            7,177,344
                                                                        -------------

               TOTAL COMMON STOCKS (COST $211,977,232)                    212,805,688
                                                                        -------------
               PREFERRED STOCKS -- 3.0%
               OIL AND GAS -- 1.0%
       50,000  Unocal Corp Convertible 6.25% 144A                           2,237,500
                                                                        -------------
               REAL ESTATE -- 0.6%
       32,500  Crescent Real Estate 6.75%                                     528,125
       37,500  Reckson Associates Realty Corp 7.625%                          860,156
                                                                        -------------
                                                                            1,388,281
                                                                        -------------
               TRANSPORTATION -- 1.4%
       75,000  Union Pacific Capital Trust 6.25% 144A(a)                    3,084,375
                                                                        -------------

               TOTAL PREFERRED STOCKS (COST $7,801,954)                     6,710,156
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 6.3%
               CASH EQUIVALENTS -- 6.2%
$   2,870,537  Fleet National Bank Time Deposit, 6.82%, due
                 10/31/00(b)                                                2,870,537
$   3,480,358  Harris Trust & Savings Bank Time Deposit, 6.50%, due
                 9/05/00(b)                                                 3,480,358
    5,203,705  Merrimac Cash Fund Premium Class(b)                          5,203,705
$   2,000,000  Prudential Securities Group, Inc. Master Note, 6.96%,
                 due 12/08/00(b)                                            2,000,000
                                                                        -------------
                                                                           13,554,600
                                                                        -------------

              See accompanying notes to the financial statements.
6

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- 0.1%
$     315,566  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $315,616,
               and an effective yield of 5.73%, collateralized by a
               U.S. Treasury Obligation with a rate of 9.25%, maturity
               date of 2/15/16 and market value, including accrued
               interest, of $324,735.                                         315,566
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $13,870,166)             13,870,166
                                                                        -------------
               TOTAL INVESTMENTS -- 105.8%
               (Cost $233,649,352)                                        233,386,010

               Other Assets and Liabilities (net) -- (5.8%)               (12,808,995)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 220,577,015
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*    Non-income producing security.

(a)  Valued by management (Note 1).

(b)  Represents investments of security lending collateral (Note 1).

              See accompanying notes to the financial statements.              7

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $233,649,352) (Note 1)         $233,386,010
   Receivable for investments sold                                 468,833
   Dividends and interest receivable                               507,697
   Receivable for expenses waived or borne by Manager (Note
    2)                                                               8,494
                                                              ------------

      Total assets                                             234,371,034
                                                              ------------

LIABILITIES:
   Payable for investments purchased                                93,012
   Payable upon return of securities loaned (Note 1)            13,554,600
   Due to custodian                                                    250
   Payable to affiliate for (Note 2):
      Management fee                                                84,434
      Shareholder service fee                                       27,532
   Accrued expenses                                                 34,191
                                                              ------------

      Total liabilities                                         13,794,019
                                                              ------------
NET ASSETS                                                    $220,577,015
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $219,255,012
   Accumulated undistributed net investment income                 605,619
   Accumulated net realized gain                                   979,726
   Net unrealized depreciation                                    (263,342)
                                                              ------------
                                                              $220,577,015
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $220,577,015
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    24,050,402
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.17
                                                              ============

8             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $9,648)             $ 2,772,336
   Interest (including securities lending income of $13,879)       86,880
                                                              -----------

      Total income                                              2,859,216
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        484,472
   Custodian and transfer agent fees                               25,944
   Audit fees                                                      19,412
   Legal fees                                                       5,612
   Trustees fees (Note 2)                                           1,288
   Miscellaneous                                                    1,748
   Fees waived or borne by Manager (Note 2)                       (54,004)
                                                              -----------
                                                                  484,472
   Shareholder service fee - Class III (Note 2)                   157,980
                                                              -----------
      Net expenses                                                642,452
                                                              -----------

         Net investment income                                  2,216,764
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                             4,406,294
                                                              -----------
   Change in net unrealized appreciation (depreciation) on
    investments                                                31,015,206
                                                              -----------

   Net realized and unrealized gain                            35,421,500
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $37,638,264
                                                              ===========

              See accompanying notes to the financial statements.              9

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,216,764      $  4,452,651
   Net realized gain                                          4,406,294        24,670,419
   Change in net unrealized appreciation (depreciation)      31,015,206       (47,175,356)
                                                           ------------      ------------

      Net increase (decrease) in net assets from
       operations                                            37,638,264       (18,052,286)
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (1,611,145)       (4,344,843)
                                                           ------------      ------------
      Total distributions from net investment income         (1,611,145)       (4,344,843)
                                                           ------------      ------------
   In excess of net investment income
      Class III                                                      --          (520,269)
                                                           ------------      ------------
      Total distributions in excess of net investment
       income                                                        --          (520,269)
                                                           ------------      ------------
   Net realized gains
      Class III                                              (8,651,705)      (33,002,007)
                                                           ------------      ------------
      Total distributions from net realized gains            (8,651,705)      (33,002,007)
                                                           ------------      ------------

                                                            (10,262,850)      (37,867,119)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                              14,872,116        31,407,142
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                             14,872,116        31,407,142
                                                           ------------      ------------

      Total increase (decrease) in net assets                42,247,530       (24,512,263)
NET ASSETS:
   Beginning of period                                      178,329,485       202,841,748
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $605,619 and $0,
    respectively)                                          $220,577,015      $178,329,485
                                                           ============      ============

10            See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ---------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998         1997         1996
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   7.98       $  10.40     $  14.33     $  14.85     $  14.25     $  12.05
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.10           0.21         0.26         0.31         0.31         0.39
   Net realized and unrealized gain
     (loss)                                       1.53          (0.83)        0.13         3.81         2.47         3.71
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            1.63          (0.62)        0.39         4.12         2.78         4.10
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.07)         (0.21)       (0.27)       (0.35)       (0.32)       (0.39)
   In excess of net investment income               --          (0.02)          --           --           --           --
   From net realized gains                       (0.37)         (1.57)       (4.05)       (4.29)       (1.86)       (1.51)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.44)         (1.80)       (4.32)       (4.64)       (2.18)       (1.90)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   9.17       $   7.98     $  10.40     $  14.33     $  14.85     $  14.25
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  20.82%+        (8.45)%       2.24%       31.54%       21.26%       35.54%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $220,577       $178,329     $202,842     $332,103     $469,591     $317,612
   Net expenses to average daily net
     assets                                       0.61%**        0.61%        0.61%        0.61%        0.61%        0.61%
   Net investment income to average
     daily net assets                             2.10%**        2.06%        1.82%        1.89%        2.17%        2.66%
   Portfolio turnover rate                          41%           104%          37%          40%          84%          65%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:          --(b)          --(b)    $   0.04     $   0.05     $   0.04     $   0.02

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
**   Annualized.
+    Not annualized.

              See accompanying notes to the financial statements.             11

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000 the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $13,014,400 collateralized by cash in the amount of $13,554,600, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2000 the Fund held no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 7, 2000, the Fund no longer charges a premium on cash purchases of Fund shares. Prior to April 7, 2000, the premium on cash purchases of Fund shares was .14% of the amount invested. For the period March 1, 2000 through April 7, 2000, the Fund received $5,600 in purchase premiums. There is no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .46% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $1,288. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $89,115,285 and $82,877,764, respectively.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $233,649,352     $23,088,001       $(23,351,343)     $(263,342)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2000, 70.3% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                           Six Months Ended            Year Ended
                                                           August 31, 2000         February 29, 2000
                                                        ----------------------  ------------------------
                                                         Shares      Amount       Shares       Amount
         Class III:                                     ---------  -----------  ----------  ------------
         Shares sold                                    1,356,503  $12,104,592   3,412,687  $ 40,253,289
         Shares issued to shareholders
           in reinvestment of distributions             1,044,043    8,977,795   3,457,550    33,971,151
         Shares repurchased                              (698,479)  (6,210,271) (4,031,453)  (42,817,298)
                                                        ---------  -----------  ----------  ------------
         Net increase                                   1,702,067  $14,872,116   2,838,784  $ 31,407,142
                                                        =========  ===========  ==========  ============

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 95.3%
               AEROSPACE -- 1.3%
        6,100  Boeing Co                                                     327,112
        4,400  General Dynamics Corp                                         276,925
       40,100  Lockheed Martin Corp                                        1,137,837
       16,800  Northrop Grumman Corp                                       1,307,250
        5,700  Textron Inc                                                   319,556
        8,100  TRW Inc                                                       370,069
                                                                        ------------
                                                                           3,738,749
                                                                        ------------
               AUTOMOTIVE -- 3.9%
       27,000  Autonation Inc*                                               175,500
       16,700  Dana Corp                                                     412,281
       16,500  Delphi Automotive Systems                                     271,219
        8,200  Eaton Corp                                                    544,275
      125,694  Ford Motor Co*                                              3,040,218
       78,413  General Motors Corp                                         5,660,439
       18,214  General Motors Corp, Class H*                                 603,339
       13,300  Genuine Parts Co                                              273,481
       32,500  Goodyear Tire & Rubber Co                                     759,687
                                                                        ------------
                                                                          11,740,439
                                                                        ------------
               BANKING AND FINANCIAL SERVICES -- 16.3%
       21,200  Amsouth Bancorp                                               386,900
       17,500  Associates First Capital Corp                                 492,187
       26,264  Bank of America Corp                                        1,406,765
       15,821  Bear Stearns Cos Inc                                        1,060,996
        7,000  Charter One Financial Inc                                     166,250
       51,850  Chase Manhattan Corp                                        2,897,119
      284,229  Citigroup Inc                                              16,591,887
        3,600  Comerica Inc                                                  202,725
       16,100  Countrywide Credit Industries Inc                             609,787
        6,700  Donaldson Lufkin & Jenrette                                   592,950
       71,600  Fannie Mae                                                  3,848,500
       69,600  Firstar Corp                                                1,661,700
       37,900  Fleet Boston Financial Corp                                 1,617,856
       25,100  Franklin Resources Inc                                        953,800
       44,100  Freddie Mac                                                 1,857,712
       22,900  Golden West Financial Corp                                  1,090,612
       19,100  Household International Inc                                   916,800

              See accompanying notes to the financial statements.              1

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               BANKING AND FINANCIAL SERVICES -- CONTINUED
       10,600  J.P. Morgan & Co Inc                                        1,772,187
        8,100  Lehman Brothers Holding Inc                                 1,174,500
          300  M & T Bank Corp                                               145,406
       55,300  MBNA Corp                                                   1,952,781
       25,900  Merrill Lynch                                               3,755,500
       15,900  MGIC Investment Corp                                          935,119
        3,190  Old Kent Financial Corp                                        93,507
       15,100  Paine Webber Group Inc                                      1,079,650
        6,900  State Street Corp                                             812,475
        3,600  Summit Bancorp                                                 99,675
        6,800  UnionBanCal Corp                                              168,725
        7,400  Washington Mutual Inc                                         259,000
        5,500  Wells Fargo & Co                                              237,531
                                                                        ------------
                                                                          48,840,602
                                                                        ------------
               CHEMICALS -- 1.4%
       18,600  Air Products and Chemicals                                    675,412
        7,600  Du Pont (E.I.) De Nemours                                     341,050
        6,800  Eastman Chemical Co                                           293,250
       25,100  PPG Industries Inc                                          1,016,550
       21,200  Praxair Inc                                                   938,100
       21,300  Sherwin Williams Co                                           489,900
       12,400  Union Carbide Corp                                            496,775
                                                                        ------------
                                                                           4,251,037
                                                                        ------------
               COMPUTER AND OFFICE EQUIPMENT -- 11.3%
       18,900  Advanced Micro Devices Inc*                                   711,112
        7,800  Apple Computer Inc*                                           475,312
       91,100  Cisco Systems Inc*                                          6,240,350
       36,700  Computer Associates International Inc                       1,165,225
       38,200  EMC Corp*                                                   3,743,600
       12,800  Gateway Inc*                                                  871,680
        4,300  Hewlett Packard Co                                            519,225
        6,400  IBM Corp                                                      844,800
       13,700  Micron Technology Inc*                                      1,119,975
      135,300  Oracle Corp*                                               12,303,844
       45,500  Sun Microsystems Inc*                                       5,775,656
                                                                        ------------
                                                                          33,770,779
                                                                        ------------

              See accompanying notes to the financial statements.
2

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSTRUCTION -- 0.4%
       22,300  Georgia-Pacific Corp                                          596,525
       10,650  Home Depot Inc                                                511,866
                                                                        ------------
                                                                           1,108,391
                                                                        ------------
               CONSUMER GOODS -- 1.5%
       21,200  Eastman Kodak Co                                            1,319,700
       17,100  Fortune Brands Inc                                            436,050
        6,100  Johnson Controls                                              325,969
       26,100  Jones Apparel Group Inc*                                      639,450
        1,800  Newell Rubbermaid Inc                                          46,687
       12,000  Nike Inc, Class B                                             474,750
       10,400  Procter and Gamble Co                                         642,850
       10,500  VF Corp                                                       240,187
        5,900  Whirlpool Corp                                                224,200
                                                                        ------------
                                                                           4,349,843
                                                                        ------------
               ELECTRONIC EQUIPMENT -- 5.9%
        6,900  ADC Telecommunications Inc*                                   282,469
       24,200  American Power Conversion Corp*                               576,262
        8,500  Analog Devices Inc*                                           854,250
        8,100  Applied Micro Circuits Corp*                                1,643,794
       34,000  Atmel Corp*                                                   680,000
       18,600  AVX Corp                                                      556,837
        6,900  Ciena Corp*                                                 1,529,644
       11,800  Conexant Systems Inc*                                         438,812
        6,600  Cypress Semiconductor Corp*                                   326,287
       23,400  Emerson Electric Co                                         1,548,787
       58,300  General Electric Co                                         3,421,481
       14,000  National Semiconductor Corp*                                  623,000
        5,900  PMC-Sierra Inc*                                             1,392,400
        7,500  Qualcomm Inc*                                                 449,062
       34,300  Raytheon Co, Class B                                          953,969
          200  Scientific Atlanta Inc                                         15,587
        3,800  SDL Inc*                                                    1,509,787
       13,100  Texas Instruments Inc                                         876,881
                                                                        ------------
                                                                          17,679,309
                                                                        ------------

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               ENTERTAINMENT & LEISURE -- 0.1%
       12,700  Fox Entertainment Group Inc, Class A*                         367,506
                                                                        ------------
               FOOD AND BEVERAGE -- 2.2%
        5,000  Anheuser Busch Cos Inc                                        394,062
       52,267  Archer Daniels Midland Co                                     460,601
        3,000  Bestfoods                                                     211,875
       22,200  Coca Cola Co                                                1,168,275
       35,600  ConAgra Inc                                                   651,925
        2,200  General Mills Co                                               70,675
        2,400  Heinz (HJ) Co                                                  91,500
       30,200  Nabisco Group Holdings                                        847,487
        5,600  Pepsico Inc                                                   238,700
        3,800  Ralston-Purina Group                                           85,975
        8,000  Sara Lee Corp                                                 149,000
       25,300  Seagrams Co Ltd                                             1,522,744
        3,100  Sysco Corp                                                    131,169
        7,200  Wrigley (William Jr) Co                                       533,250
                                                                        ------------
                                                                           6,557,238
                                                                        ------------
               HEALTH CARE -- 2.2%
        1,200  Baxter International Inc                                       99,900
       53,500  Boston Scientific Corp*                                     1,013,156
        1,400  Cardinal Health Inc                                           114,537
        6,500  Celera Genomics Group*                                        704,844
       21,200  HCA - The Healthcare Company                                  731,400
       21,000  Johnson & Johnson                                           1,930,687
        2,300  Medtronic Inc                                                 117,875
        3,400  Stryker Corp                                                  152,362
       34,300  Tenet Healthcare Corp                                       1,063,300
        8,900  Wellpoint Health Network*                                     768,181
                                                                        ------------
                                                                           6,696,242
                                                                        ------------
               INSURANCE -- 4.9%
       21,000  Aetna Inc                                                   1,174,687
       83,900  Allstate Corp                                               2,438,344
       10,100  AMBAC Inc                                                     652,713
       12,100  American General Corp                                         881,031
       12,700  AXA Financial Inc                                             657,225
       15,100  Chubb Corp                                                  1,156,094

4             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               INSURANCE -- CONTINUED
       10,100  Cigna Corp                                                    982,225
        7,900  CNA Financial Corp*                                           313,531
       33,166  Conseco Inc                                                   279,838
       22,000  Hartford Financial Services Group Inc                       1,465,750
        6,700  Jefferson Pilot Corp                                          443,456
       12,800  Lincoln National Corp                                         691,200
       13,700  MBIA Inc                                                      900,775
       21,700  Saint Paul Cos Inc                                          1,033,463
       10,300  Torchmark Corp                                                289,044
        9,500  UnitedHealth Group Inc                                        897,750
       21,100  Unumprovident Corp                                            457,606
                                                                        ------------
                                                                          14,714,732
                                                                        ------------
               MACHINERY -- 1.2%
       20,300  Applied Materials Inc*                                      1,752,144
       13,400  Caterpillar Inc                                               492,450
       22,000  Deere and Co                                                  724,625
        8,400  Ingersoll Rand Co                                             382,725
        8,000  Parker-Hannifin Corp                                          278,500
                                                                        ------------
                                                                           3,630,444
                                                                        ------------
               MANUFACTURING -- 1.6%
        8,500  Corning Inc                                                 2,787,469
        5,300  Gillette Co                                                   159,000
       15,900  Leggett & Platt Inc                                           281,231
       10,900  Minnesota Mining and Manufacturing Co                       1,013,700
       16,600  Owens Illinois Inc*                                           216,838
       11,600  Rockwell International Corp                                   469,075
                                                                        ------------
                                                                           4,927,313
                                                                        ------------
               METALS AND MINING -- 0.5%
       26,000  Alcan Aluminum Ltd                                            853,125
       13,400  Phelps Dodge Corp                                             596,300
                                                                        ------------
                                                                           1,449,425
                                                                        ------------
               OIL AND GAS -- 3.2%
        9,300  Amerada Hess Corp                                             636,469
        1,500  Anadarko Petroleum Corp                                        98,655

              See accompanying notes to the financial statements.              5

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               OIL AND GAS -- CONTINUED
        8,700  Apache Corp                                                   548,100
       18,400  Burlington Resources Inc                                      723,350
        6,700  Chevron Corp                                                  566,150
       10,100  Columbia Energy Group                                         708,894
       19,700  Diamond Offshore Drilling Inc                                 882,806
       24,777  Exxon Mobil Corp                                            2,022,423
        2,000  Kerr-McGee Corp                                               126,375
       25,400  Occidental Petroleum Corp                                     549,275
       10,900  Phillips Petroleum Co                                         674,438
       22,400  Texaco Inc                                                  1,153,600
        3,400  Unocal Corp                                                   113,475
       26,100  USX - Marathon Group                                          716,119
        2,100  Vastar Resources Inc                                          173,775
                                                                        ------------
                                                                           9,693,904
                                                                        ------------
               PAPER AND ALLIED PRODUCTS -- 0.8%
       41,270  International Paper Co                                      1,315,481
        4,900  Kimberly-Clark Corp                                           286,650
        7,400  Mead Corp                                                     198,413
       11,000  Weyerhaeuser Co                                               509,438
                                                                        ------------
                                                                           2,309,982
                                                                        ------------
               PHARMACEUTICALS -- 5.6%
       87,800  Abbott Laboratories                                         3,841,250
       27,500  Amgen Inc*                                                  2,084,844
       55,900  Bristol Myers Squibb Co                                     2,962,700
        6,400  Ivax Corp*                                                    221,600
        5,000  Lilly (Eli) & Co                                              365,000
       13,300  McKesson HBOC Inc                                             331,669
       22,700  Merck & Co Inc                                              1,586,163
       50,650  Pfizer Inc                                                  2,190,613
        8,800  Pharmacia Corp                                                515,350
       67,400  Schering Plough Corp                                        2,704,425
        1,600  Watson Pharmaceutical Inc*                                     98,700
                                                                        ------------
                                                                          16,902,314
                                                                        ------------
               PRIMARY PROCESSING -- 0.2%
        4,900  Dow Chemical Co                                               128,319

6             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PRIMARY PROCESSING -- CONTINUED
       14,900  Nucor Corp                                                    547,575
                                                                        ------------
                                                                             675,894
                                                                        ------------
               PRINTING AND PUBLISHING -- 0.1%
        7,900  Knight Ridder Inc                                             431,538
                                                                        ------------
               REFINING -- 0.7%
       26,700  Royal Dutch Petroleum Co                                    1,633,706
       17,800  Tosco Corp                                                    542,900
                                                                        ------------
                                                                           2,176,606
                                                                        ------------
               RETAIL TRADE -- 3.4%
       72,676  Albertsons Inc                                              1,562,534
       20,000  Autozone Inc*                                                 450,000
       51,000  Federated Department Stores Inc*                            1,408,875
      124,200  Kmart Corp*                                                   869,400
       31,700  May Department Stores Co                                      727,119
        8,900  McDonald's Corp                                               265,888
       63,700  Office Depot Inc*                                             465,806
       33,800  Penney (JC) Co Inc                                            473,200
       12,300  Safeway Inc*                                                  606,544
       56,800  Sears Roebuck & Co                                          1,771,450
       49,400  Toys R Us Inc*                                                898,463
       13,600  Wal Mart Stores Inc                                           645,150
                                                                        ------------
                                                                          10,144,429
                                                                        ------------
               SERVICES -- 1.4%
       17,600  Ceridian Corp*                                                425,700
       10,700  Marriott International Inc, Class A                           422,650
        1,900  Millennium Pharmaceuticals Inc*                               271,938
       14,400  Paychex Inc                                                   642,600
       15,100  Robert Half International Inc*                                480,369
       17,400  The Walt Disney Co                                            677,513
       59,900  Waste Management Inc                                        1,134,356
                                                                        ------------
                                                                           4,055,126
                                                                        ------------
               TECHNOLOGY -- 9.9%
       33,800  BEA Systems Inc*                                            2,300,513

              See accompanying notes to the financial statements.              7

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       63,000  BMC Software Inc*                                           1,701,000
        7,800  Brocade Communications Systems Inc*                         1,761,338
       86,800  Honeywell International Inc                                 3,347,225
        8,500  i2 Technologies Inc*                                        1,438,094
       20,600  Infospace Inc*                                                803,400
      118,200  Intel Corp                                                  8,850,225
       15,040  JDS Uniphase Corp*                                          1,874,360
        9,200  KLA Instruments Corp*                                         603,750
       14,400  Microsoft Corp*                                             1,005,300
        8,700  Network Appliance Inc*                                      1,017,900
        9,400  Siebel Systems Inc*                                         1,851,800
       19,300  Veritas Software Corp*                                      2,326,856
       21,900  Vignette Corp*                                                834,938
                                                                        ------------
                                                                          29,716,699
                                                                        ------------
               TELECOMMUNICATIONS -- 9.9%
      183,432  AT & T Corp                                                 5,778,108
       66,400  AT & T Liberty Media Group*                                 1,419,300
       23,500  Bellsouth Corp                                                876,844
       15,300  McLeodUSA Inc*                                                241,931
       17,500  Nextel Communications Inc, Class A*                           970,156
       69,800  Nortel Networks Corp                                        5,693,063
        3,800  PanAmSat Corp*                                                123,263
        9,292  Qwest Communications International Inc*                       479,700
        3,600  Redback Networks Inc*                                         537,750
       96,914  SBC Communications Inc                                      4,046,160
       26,100  Sprint Corp (PCS Group)*                                    1,309,894
        5,100  Telephone and Data Systems Inc                                591,600
        3,800  United States Cellular Corp*                                  279,538
       77,284  Verizon Communications                                      3,371,515
       28,601  Viacom Inc, Class B*                                        1,925,205
       54,538  WorldCom Inc*                                               1,990,637
                                                                        ------------
                                                                          29,634,664
                                                                        ------------
               TRANSPORTATION -- 1.9%
       30,800  AMR Corp*                                                   1,010,625
       59,600  Burlington Northern Santa Fe Railroad Co                    1,333,550
       25,900  CSX Corp                                                      618,363
       17,500  Delta Air Lines Inc                                           866,250

8             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TRANSPORTATION -- CONTINUED
       30,300  Norfolk Southern Corp                                         486,694
       11,900  UAL Corp                                                      568,225
       20,500  Union Pacific Corp                                            814,875
                                                                        ------------
                                                                           5,698,582
                                                                        ------------
               UTILITIES -- 3.5%
        4,400  AES Corp*                                                     280,500
        8,700  Ameren Corp                                                   351,806
       12,560  American Electric Power Inc                                   442,740
        5,500  Cinergy Corp                                                  161,563
        7,700  Coastal Corp                                                  530,338
       13,700  Consolidated Edison Inc                                       428,981
       11,300  Constellation Energy Group Inc                                432,225
        4,700  Dominion Resources Inc                                        249,100
       27,200  DTE Energy Co                                                 945,200
       16,000  Edison International                                          331,000
        1,700  El Paso Energy Corp                                            99,025
       45,900  Entergy Corp                                                1,397,081
       19,600  Firstenergy Corp                                              485,100
        9,000  FPL Group Inc                                                 480,375
       28,300  General Public Utilities Inc                                  866,688
        9,300  Keyspan Corp                                                  320,269
       11,400  Niagara Mohawk Holdings Inc*                                  146,775
       23,500  PG & E Corp                                                   680,031
        2,800  Pinnacle West Capital Corp                                    115,325
        2,300  Potomac Electric Power Co                                      57,931
        6,700  Public Service Enterprise Group Inc                           242,875
        5,200  Reliant Energy Inc                                            193,050
        2,600  Teco Energy Inc                                                63,863
       22,900  TXU Corp                                                      800,069
        9,570  Xcel Energy Inc                                               239,848
                                                                        ------------
                                                                          10,341,758
                                                                        ------------

               TOTAL COMMON STOCKS (COST $258,234,949)                   285,603,545
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 13.1%
               CASH EQUIVALENTS -- 7.8%
$   3,813,192  Fleet National Bank Time Deposit, 6.82%, due
                 10/31/00(a)                                               3,813,192

              See accompanying notes to the financial statements.              9

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CASH EQUIVALENTS -- CONTINUED
$   4,037,563  Harris Trust & Savings Bank Time Deposit, 6.50%, due
                 9/05/00(a)                                                4,037,563
    2,361,335  Merrimac Cash Fund Premium Class(a)                         2,361,335
$  13,000,000  Prudential Securities Group, Inc. Master Note, 6.96%,
                 due 12/08/00(a)                                          13,000,000
                                                                        ------------
                                                                          23,212,090
                                                                        ------------
               U.S. GOVERNMENT -- 0.9%
$   2,760,000  U.S. Treasury Bill, 5.94%, due 12/07/00(b)                  2,714,487
                                                                        ------------
               REPURCHASE AGREEMENT -- 4.4%
$  13,255,554  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of
               $13,257,664 and an effective yield of 5.73%,
               collaterized by a U.S. Treasury Obligation with a rate
               of 9.25%, maturity date of 2/15/16 and market value,
               including accrued interest, of $13,521,956.                13,255,554
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $39,183,470)            39,182,131
                                                                        ------------
               TOTAL INVESTMENTS -- 108.4%
               (Cost $297,418,419)                                       324,785,676

               Other Assets and Liabilities (net) -- (8.4%)              (25,238,566)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $299,547,110
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investments of security lending collateral (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

10            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $297,418,419) (Note 1)         $324,785,676
   Receivable for investments sold                              11,679,609
   Dividends and interest receivable                               438,710
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 73,858
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              11,873
                                                              ------------

      Total assets                                             336,989,726
                                                              ------------

LIABILITIES:
   Payable for investments purchased                            14,030,261
   Payable upon return of securities loaned (Note 1)            23,212,090
   Payable for Fund shares repurchased                              47,000
   Payable to affiliate for (Note 2):
      Management fee                                                80,902
      Shareholder service fee                                       36,773
   Accrued expenses                                                 35,590
                                                              ------------

      Total liabilities                                         37,442,616
                                                              ------------
NET ASSETS                                                    $299,547,110
                                                              ============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $254,722,382
   Accumulated undistributed net investment income                 638,234
   Accumulated net realized gain                                16,664,186
   Net unrealized appreciation                                  27,522,308
                                                              ------------
                                                              $299,547,110
                                                              ============
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $299,547,110
                                                              ============
SHARES OUTSTANDING:
   Class III                                                    19,392,691
                                                              ============
NET ASSET VALUE PER SHARE:
   Class III                                                  $      15.45
                                                              ============

              See accompanying notes to the financial statements.             11

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $15,549)            $ 2,177,462
   Interest (including securities lending income of $48,078)      504,855
                                                              -----------

         Total income                                           2,682,317
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        529,831
   Custodian and transfer agent fees                               39,836
   Audit fees                                                      16,652
   Legal fees                                                       8,740
   Trustees fees (Note 2)                                           2,208
   Miscellaneous                                                    1,748
   Fees waived or borne by Manager (Note 2)                       (69,184)
                                                              -----------
                                                                  529,831
   Shareholder service fee (Note 2)
      Class III                                                   240,833
                                                              -----------
      Net expenses                                                770,664
                                                              -----------

         Net investment income                                  1,911,653
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                              17,409,796
      Closed futures contracts                                    457,321
                                                              -----------

         Net realized gain                                     17,867,117
                                                              -----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              18,796,117
      Open futures contracts                                      249,577
                                                              -----------

         Net unrealized gain                                   19,045,694
                                                              -----------

      Net realized and unrealized gain                         36,912,811
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $38,824,464
                                                              ===========

12            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,911,653      $  3,465,339
   Net realized gain                                         17,867,117        42,458,647
   Change in net unrealized appreciation (depreciation)      19,045,694       (10,993,687)
                                                           ------------      ------------
   Net increase in net assets from operations                38,824,464        34,930,299
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (2,048,309)       (3,120,661)
                                                           ------------      ------------
      Total distributions from net investment income         (2,048,309)       (3,120,661)
                                                           ------------      ------------
   Net realized gains
      Class III                                             (12,609,766)      (34,891,112)
                                                           ------------      ------------
      Total distributions from net realized gains           (12,609,766)      (34,891,112)
                                                           ------------      ------------

                                                            (14,658,075)      (38,011,773)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (46,404,973)       97,708,683
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (46,404,973)       97,708,683
                                                           ------------      ------------

      Total increase (decrease) in net assets               (22,238,584)       94,627,209
NET ASSETS:
   Beginning of period                                      321,785,694       227,158,485
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $638,234 and $774,890,
    respectively)                                          $299,547,110      $321,785,694
                                                           ============      ============

              See accompanying notes to the financial statements.             13

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998        1997        1996
                                          ----------------  -----------  -----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  14.35       $  14.26     $  14.05     $ 12.98     $ 12.93     $ 10.65
                                              --------       --------     --------     -------     -------     -------

Income from investment operations:
   Net investment income                          0.09+          0.20         0.18        0.22        0.24        0.28
   Net realized and unrealized gain               1.79           1.94         1.99        4.07        2.41        3.71
                                              --------       --------     --------     -------     -------     -------

      Total from investment operations            1.88           2.14         2.17        4.29        2.65        3.99
                                              --------       --------     --------     -------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.10)         (0.19)       (0.19)      (0.22)      (0.24)      (0.25)
   From net realized gains                       (0.68)         (1.86)       (1.77)      (3.00)      (2.36)      (1.46)
                                              --------       --------     --------     -------     -------     -------

      Total distributions                        (0.78)         (2.05)       (1.96)      (3.22)      (2.60)      (1.71)
                                              --------       --------     --------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $  15.45       $  14.35     $  14.26     $ 14.05     $ 12.98     $ 12.93
                                              ========       ========     ========     =======     =======     =======
TOTAL RETURN(a)                                  13.61%**       15.10%       16.29%      37.82%      22.76%      38.64%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $299,547       $321,786     $227,158     $99,922     $66,260     $57,485
   Net expenses to average daily net
     assets                                       0.48%*         0.48%        0.48%       0.48%       0.48%       0.48%
   Net investment income to average
     daily net assets                             1.19%*         1.34%        1.35%       1.66%       1.83%       2.25%
   Portfolio turnover rate                          39%           108%          77%         70%        131%         81%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $     --(b)    $   0.01     $   0.03     $  0.04     $  0.04     $  0.03

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.

14            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $22,624,217, collateralized by cash in the amount of $23,212,090, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2000, there were no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 7, 2000, the Fund no longer charges a premium on cash purchases of Fund shares. Prior to April 7, 2000, the premium on cash purchases of Fund shares was .14% of the amount invested. For the period March 1, 2000 through April 7, 2000 the Fund received no purchase premiums.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $2,208. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $115,183,217 and $170,522,594, respectively.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $297,418,419     $50,167,705       $(22,800,448)    $27,367,257

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 45.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended              Year Ended
                                                             August 31, 2000           February 29, 2000
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                        847,866  $ 12,655,470    8,011,905  $123,086,297
         Shares issued to shareholders
           in reinvestment of distributions                 998,284    14,218,699    2,549,261    37,093,513
         Shares repurchased                              (4,878,283)  (73,279,142)  (4,062,483)  (62,471,127)
                                                        -----------  ------------  -----------  ------------
         Net increase (decrease)                         (3,032,133) $(46,404,973)   6,498,683  $ 97,708,683
                                                        ===========  ============  ===========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FUTURES CONTRACTS

                  Number of                                                                             Contract   Net Unrealized
                  Contracts                                Type                       Expiration Date    Value      Appreciation
         ----------------------------  ---------------------------------------------  ---------------  ----------  --------------
                     Buys
                      12               S&P 500                                        September 2000   $4,563,600     $155,051
                                                                                                                      ========

      At August 31, 2000 the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 91.8%
               AEROSPACE -- 0.2%
        5,700  Kaman Corp, Class A                                              74,812
                                                                        --------------
               AUTOMOTIVE -- 1.5%
        7,825  ArvinMeritor Inc                                                129,112
        2,300  Autoliv Inc                                                      53,044
        2,900  Borg Warner Automotive Inc                                       99,687
        4,300  Modine Manufacturing Co                                         120,937
          800  Paccar Inc                                                       33,950
        3,900  Superior Industries International Inc                           126,506
       12,400  United Automotive Group Inc*                                    104,625
                                                                        --------------
                                                                               667,861
                                                                        --------------
               BANKING AND FINANCIAL SERVICES -- 8.0%
          500  Affiliated Managers Group Inc*                                   27,875
        1,100  Andover Bancorp Inc                                              32,175
        4,300  Bancwest Corp                                                    76,056
        2,900  Bank United Corp                                                130,500
        6,900  Banknorth Group Inc                                             112,987
        1,800  BSB Bancorp Inc                                                  39,600
        1,200  Charter Municipal Mortgage Acceptance                            16,275
        3,700  Commercial Federal Corp                                          66,831
        2,300  Compass Bankshares Inc                                           41,975
        1,200  Corus Bancshares Inc                                             39,600
        3,600  Credit Acceptance Corp*                                          21,600
        1,700  Dain Rauscher Corp                                              136,744
        6,100  Dime Bancorp Inc                                                112,087
        4,400  Downey Financial Corp                                           147,400
        4,400  Edwards (AG) Inc                                                228,800
        1,200  First Citizens Bancshares, Class A                               78,975
          500  First Indiana Corp                                               10,469
        4,100  GBC Bancorp (California)                                        155,287
        2,200  Greenpoint Financial Corp                                        57,475
        5,400  Heller Financial Inc                                            134,325
        5,800  Hibernia Corporation, Class A                                    72,862
       27,400  Imperial Credit Industries Inc*                                  54,800
        2,300  IndyMac Bancorp Inc                                              38,812
        4,200  Jefferies Group Inc                                             127,837
        3,500  Leucadia National Corp                                           91,437

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               BANKING AND FINANCIAL SERVICES -- CONTINUED
        3,800  Liberty Financial Cos                                            89,775
          700  Midland Co                                                       18,025
        1,000  National Discount Brokers Group Inc*                             36,187
          800  North Fork Bancorp                                               14,300
        4,100  Pacific Century Financial Corp                                   57,400
        4,050  PMI Group Inc                                                   251,100
        1,200  Provident Financial Group                                        31,575
        2,700  Raymond James Financial Corp                                     76,950
        2,800  Richmond County Financial Corp                                   56,350
        1,800  Ryland Group Inc                                                 44,212
        2,800  Silicon Valley Bancshares*                                      161,350
       19,200  Sovereign Bancorp Inc                                           163,200
        2,400  Student Loan Group                                              114,450
        2,450  Three Rivers Bancorp Inc                                         19,600
        1,460  UMB Financial Corp                                               52,651
        6,500  Washington Federal Inc                                          134,875
          809  Wells Fargo & Co                                                 34,939
          100  Wesco Financial Corp                                             24,000
        6,500  Westcorp                                                         84,906
                                                                        --------------
                                                                             3,518,629
                                                                        --------------
               CHEMICALS -- 1.8%
        2,100  Albemarle Corp                                                   52,106
        4,800  Cytec Industries Inc*                                           160,200
        8,300  Engelhard Corp                                                  155,625
        7,300  IMC Global Inc                                                  107,219
        5,000  Lubrizol Corp                                                   108,437
        6,400  Millenium Chemicals Inc                                         105,600
          300  Stepan Co                                                         6,262
        6,900  Wellman Inc                                                      83,231
                                                                        --------------
                                                                               778,680
                                                                        --------------
               COMPUTER AND OFFICE EQUIPMENT -- 0.9%
        6,600  Advanced Micro Devices Inc*                                     248,325
          900  Analogic Corp                                                    33,750
        1,000  C-Cube Microsystems Inc*                                         23,250
        5,600  Reynolds & Reynolds Inc, Class A                                101,500
                                                                        --------------
                                                                               406,825
                                                                        --------------

              See accompanying notes to the financial statements.
2

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSTRUCTION -- 2.3%
        2,700  Centex Corp                                                      77,962
        3,300  Foster Wheeler Corp                                              23,306
        3,600  Horton (DR) Inc                                                  70,650
        3,000  Johns Manville Corp                                              37,500
        7,300  Kaufman & Broad Home Corp                                       181,131
          300  MDC Holdings Inc                                                  7,519
        4,700  Pulte Corp                                                      154,806
        4,200  Texas Industries Inc                                            143,325
        1,400  The Shaw Group Inc*                                              77,962
        6,600  Toll Brothers Inc*                                              215,325
                                                                        --------------
                                                                               989,486
                                                                        --------------
               CONSUMER GOODS -- 3.3%
        4,200  Callaway Golf Co                                                 60,637
          675  CoorsTek Inc*                                                    31,641
        5,100  Footstar Inc*                                                   151,725
        7,100  Furniture Brands International Inc*                             114,487
        3,800  Hon Industries Inc                                              102,362
        4,500  Kellwood Co                                                      72,000
        2,600  Kimball International, Class B                                   44,200
        4,200  Liz Claiborne Inc                                               184,537
          900  Mohawk Industries Inc*                                           21,375
        2,800  Oakley Inc*                                                      47,425
            1  Pittston Brinks Group                                                16
        1,900  Polo Ralph Lauren Corp*                                          36,812
        7,200  Reebok International Ltd*                                       138,150
        2,100  Russell Corp                                                     40,031
        5,100  Tech Data Corp*                                                 263,287
        9,900  US Industries Inc                                               126,225
                                                                        --------------
                                                                             1,434,910
                                                                        --------------
               ELECTRONIC EQUIPMENT -- 8.9%
       10,000  American Power Conversion Corp*                                 238,125
        3,100  Amkor Technologies Inc*                                         105,787
        2,300  Andrew Corp*                                                     68,137
          600  APW Ltd*                                                         26,400
        6,100  Arrow Electronics Inc*                                          221,887
        5,000  Atmel Corp*                                                     100,000
          300  Baldor Electric Co.                                               5,887

              See accompanying notes to the financial statements.              3

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT -- CONTINUED
        6,900  Cable Design Technologies Corp*                                 186,300
          100  Cree Inc*                                                        13,775
        5,000  Cypress Semiconductor Corp*                                     247,187
        4,800  Diebold Inc                                                     135,600
        1,600  Genlyte Group Inc*                                               37,400
       15,100  Glenayre Technologies Inc*                                      164,212
        1,700  Harman International Industries                                 130,475
        2,000  Hubbell Inc, Class B                                             51,750
        4,200  Integrated Device Technology Inc*                               368,550
        2,400  International Rectifier Corp*                                   151,050
        5,300  Kemet Corp*                                                     159,000
        2,500  Litton Industries *                                             138,281
        2,400  MEMC Electronic Materials Inc*                                   43,200
          900  Moog Inc, Class A*                                               29,250
        5,900  National Semiconductor Corp*                                    262,550
        3,300  Oak Technology Inc*                                              96,112
       12,300  Pioneer Standard Electronics Inc                                168,356
          200  Powertel Inc*                                                    15,600
        2,400  Primex Technologies                                              58,200
          500  SDL Inc*                                                        198,656
        8,400  Sensormatic Electronics Corp*                                   139,650
        1,600  Siliconix Inc*                                                   89,400
        3,600  Stewart & Stevenson Services Corp                                58,050
        1,300  Triumph Group Inc*                                               39,894
        3,700  Vishay Intertechnology Inc*                                     149,156
                                                                        --------------
                                                                             3,897,877
                                                                        --------------
               ENTERTAINMENT & LEISURE -- 1.5%
        1,300  Anchor Gaming*                                                   95,225
        1,700  Gaylord Entertainment                                            44,412
        7,200  Harrahs Entertainment Inc*                                      204,300
        4,600  Mandalay Resort Group*                                          127,937
        3,900  Metro Goldwyn Mayer Inc*                                         99,937
        5,400  Park Place Entertainment Corp*                                   79,312
        1,000  Six Flags Inc*                                                   14,937
                                                                        --------------
                                                                               666,060
                                                                        --------------
               FOOD AND BEVERAGE -- 2.3%
        1,600  Agribrands International Inc*                                    63,600

4             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FOOD AND BEVERAGE -- CONTINUED
        1,100  Corn Product International Inc                                   27,637
          200  Farmer Brothers Co                                               34,462
       10,500  IBP Inc                                                         168,656
        4,000  Michael Foods Inc                                                95,000
        2,200  Pepsi Bottling Group Inc                                         69,850
        4,200  RJ Reynolds Tobacco Holdings                                    150,675
        3,600  Suiza Foods Corp*                                               180,000
        6,100  Universal Corp                                                  157,837
        1,200  Universal Foods Corp                                             24,600
        3,400  Whitman Corp                                                     44,837
                                                                        --------------
                                                                             1,017,154
                                                                        --------------
               HEALTH CARE -- 5.1%
          800  Arrow International Inc                                          28,500
            1  Beverly Enterprises Inc*                                              5
        2,900  Celera Genomics Group*                                          314,469
        2,100  Coventry Health Care Inc*                                        33,600
        3,200  Datascope Corp                                                  112,800
        3,500  Dentsply International Inc                                      116,812
       12,800  Foundation Health Systems Inc, Class A*                         224,800
          950  Gentiva Health Services Inc*                                     10,569
       24,100  Health Management Associates Inc*                               393,131
        3,300  Hillenbrand Industries Inc                                      114,881
          900  Invacare Corp                                                    24,244
        2,200  Lincare Holdings Inc*                                            56,100
        1,900  Mallinckrodt Inc                                                 85,619
        1,100  Mentor Corp                                                      23,306
        2,200  Mid Atlantic Medical Services Inc*                               35,475
       14,800  Pediatrix Medical Group Inc*                                    197,025
          900  Quest Diagnostics Inc*                                          111,375
        6,400  Quorum Health Group Inc*                                         82,400
       13,400  Steris Corp*                                                    137,350
        2,200  Trigon Healthcare Inc*                                          113,575
                                                                        --------------
                                                                             2,216,036
                                                                        --------------
               INSURANCE -- 5.8%
          910  ACE Ltd                                                          31,964
        2,100  Allmerica Financial Corp                                        127,837
        3,900  American Financial Group Inc                                     96,769

              See accompanying notes to the financial statements.              5

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               INSURANCE -- CONTINUED
        2,400  American National Insurance Co                                  147,600
        5,700  Amerus Life Holdings Inc                                        140,719
        3,200  Berkley (WR) Corp                                                84,800
        2,200  Commerce Group Inc                                               57,200
        1,836  Delphi Financial Group Inc*                                      75,964
        2,300  Enhance Financial Services Group Inc                             36,225
        2,500  Erie Indemnity Co, Class A                                       77,344
        1,300  Everest Re Group Ltd                                             52,325
        3,300  Fidelity National Financial Inc                                  65,794
        2,600  First American Financial Corp                                    42,900
        4,000  Harleysville Group Inc                                           77,000
        7,500  HCC Insurance Holdings Inc                                      158,437
        2,800  Landamerica Financial Group Inc                                  71,225
        4,100  Mercury General Corp                                            112,494
        3,500  Mony Group Inc                                                  132,344
            1  Ohio Casualty Corp                                                    7
       10,200  Old Republic International Corp                                 244,162
        1,000  Pacificare Health Systems Inc*                                   53,937
          300  PMA Capital Corp, Class A                                         5,062
        6,300  Presidential Life Corp                                           95,287
        3,500  Protective Life Corp                                            100,625
        2,000  Radian Group Inc                                                124,250
          200  RLI Corp                                                          7,700
          400  SCPIE Holdings Inc                                                8,700
        6,600  Selective Insurance Group                                       118,387
        3,700  Stewart Information Services Corp                                49,719
        1,900  Transatlantic Holding Inc                                       165,656
                                                                        --------------
                                                                             2,562,433
                                                                        --------------
               LODGING -- 0.2%
        8,300  Boca Resorts Inc*                                                92,337
                                                                        --------------
               MACHINERY -- 1.6%
       12,800  Agco Corp                                                       134,400
        1,000  Cummins Engine Inc                                               35,500
        2,100  Donaldson Co Inc                                                 44,362
        2,900  FMC Corp*                                                       196,656
        4,300  Kennametal Inc                                                  110,187
        2,700  Lam Research Corp*                                               81,337

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               MACHINERY -- CONTINUED
        2,100  Milacron Inc                                                     32,419
        2,600  Paxar Corp*                                                      28,600
        2,000  Ultratech Stepper Inc*                                           36,000
                                                                        --------------
                                                                               699,461
                                                                        --------------
               MANUFACTURING -- 2.1%
        5,700  American Greetings Corp                                         106,162
          600  Applied Power Inc, Class A                                        2,962
       13,800  Clayton Homes Inc                                               134,550
        3,500  Crane Co                                                         87,937
        4,400  Harsco Corp                                                     122,375
        1,500  Hughes Supply Inc                                                31,950
          355  Huttig Building Products Inc*                                     1,620
        4,100  International Game Technology*                                  118,900
        3,600  Lafarge Corp                                                     87,750
          700  NCI Building Systems Inc*                                        12,337
        5,200  Omnicare Inc                                                     71,175
        1,000  Snap-On Inc                                                      30,813
          700  Temple Inland Inc                                                29,706
        2,300  Tower Automotive Inc*                                            26,163
        3,001  Trinity Industries Inc                                           58,144
                                                                        --------------
                                                                               922,544
                                                                        --------------
               METALS AND MINING -- 2.0%
          530  Arch Coal Inc                                                     3,975
       32,800  Bethlehem Steel Corp*                                           114,800
          500  Cleveland Cliffs Inc                                             12,563
        2,900  Commercial Metals Co                                             81,019
        4,200  Phelps Dodge Corp                                               186,900
        5,250  Reliance Steel and Aluminum Co                                  108,281
        7,900  Timken Co                                                       128,869
       14,300  Titanium Metals Corp*                                           125,125
        5,300  USX-US Steel Group Inc                                           92,088
                                                                        --------------
                                                                               853,620
                                                                        --------------
               OIL AND GAS -- 5.5%
        1,100  BJ Services Co*                                                  73,700
        2,200  Cabot Oil & Gas Corp, Class A                                    44,000
          700  Equitable Resources Inc                                          39,419

              See accompanying notes to the financial statements.              7

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               OIL AND GAS -- CONTINUED
        1,100  Global Marine Inc*                                               35,544
        2,900  Helmerich & Payne Inc                                           107,119
       12,600  Kinder Morgan Inc                                               463,838
        4,101  National-Oilwell Inc*                                           142,253
        1,100  Northwest Natural Gas Co                                         25,300
        7,900  Ocean Energy Inc*                                               119,981
       16,500  Parker Drilling Co*                                             118,594
          600  Peoples Energy Corp                                              19,500
        8,300  Pride International Inc*                                        204,388
        2,200  Questar Corp                                                     47,713
        6,200  R&B Falcon Corp*                                                176,700
        3,500  Rowan Cos Inc*                                                  108,500
        2,750  Seacor Smit Inc*                                                125,297
        4,900  Tidewater Inc                                                   197,838
          997  Varco International Inc*                                         20,127
        9,400  Veritas DGC Inc*                                                250,863
        4,800  Vintage Petroleum Inc                                           100,800
                                                                        --------------
                                                                             2,421,474
                                                                        --------------
               PAPER AND ALLIED PRODUCTS -- 1.4%
        1,000  Boise Cascade Corp                                               29,875
        1,300  Bowater Inc                                                      66,788
        1,400  Consolidated Papers Inc                                          55,038
        3,100  Mead Corp                                                        83,119
        3,300  Pentair Inc                                                     107,250
        3,300  Schweitzer-Mauduit International                                 47,850
        3,100  Sonoco Products Co                                               59,869
        2,000  United Stationers Inc*                                           64,875
        4,300  Westvaco Corp                                                   117,713
                                                                        --------------
                                                                               632,377
                                                                        --------------
               PHARMACEUTICALS -- 1.3%
        1,600  Henry Schein Inc*                                                29,400
        3,600  ICN Pharmaceuticals Inc                                         101,925
        6,000  Mark IV Industries Inc                                          134,250
        9,200  Mylan Laboratories Inc                                          244,375
        3,300  NBTY Inc*                                                        23,306
        7,400  Twinlab Corp*                                                    36,538
                                                                        --------------
                                                                               569,794
                                                                        --------------

              See accompanying notes to the financial statements.
8

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               PRIMARY MATERIALS -- 0.3%
        3,100  Carlisle Cos Inc                                                142,019
                                                                        --------------
               PRIMARY PROCESSING -- 0.6%
          900  Belden Inc                                                       23,513
          700  Carpenter Technology Corp                                        22,750
        2,400  Precision Castparts Corp                                        182,400
        1,900  Worthington Industries Inc                                       19,831
                                                                        --------------
                                                                               248,494
                                                                        --------------
               PRINTING AND PUBLISHING -- 0.2%
        4,700  Hollinger International Inc                                      76,963
                                                                        --------------
               REAL ESTATE -- 8.4%
        2,600  AMB Property Corp, REIT                                          62,888
        2,400  Apartment Investment & Management Co, Class A, REIT             107,700
        3,200  Archstone Communities Trust, REIT                                78,800
        2,600  Arden Realty Group Inc, REIT                                     66,300
        2,300  Avalonbay Communities Inc, REIT                                 102,781
        1,800  Boston Properties Inc, REIT                                      72,788
        2,100  Bradley Real Estate Inc, REIT                                    45,938
        2,500  Cabot Industrial Trust, REIT                                     49,063
        2,000  Camden Property Trust, REIT                                      59,875
        3,300  Capstead Mortgage Corp, REIT                                     28,256
        2,300  CarrAmerica Realty Corp, REIT                                    66,844
        2,400  CBL & Associates Properties Inc, REIT                            57,300
          700  Chelsea GCA Realty Inc, REIT                                     23,494
        2,000  Colonial Properties Trust, REIT                                  53,500
        3,400  Crescent Real Estate Equities, REIT                              75,225
        3,100  Developers Diversified Realty Corp, REIT                         44,950
        4,500  Duke Realty Investments, REIT                                   106,875
        2,000  Federal Realty Investment Trust                                  40,000
        3,500  Felcor Lodging Trust Inc, REIT                                   77,875
        1,800  First Industrial Realty Trust, REIT                              53,438
        1,700  Franchise Finance Corp of America, REIT                          38,250
        2,100  Gables Residential Trust, REIT                                   58,275
        2,200  General Growth Properties, REIT                                  70,675
        1,800  Glenborough Realty Trust Inc, REIT                               33,525
        2,800  Glimcher Realty Trust, REIT                                      43,050
        1,100  Health Care Property Investors Inc, REIT                         28,944

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               REAL ESTATE -- CONTINUED
        3,300  Health Care REIT Inc                                             59,606
        2,000  Healthcare Realty Trust Inc, REIT                                39,500
        2,700  Highwood Properties Inc, REIT                                    64,969
        1,700  Home Properties of NY Inc, REIT                                  50,469
        2,100  Hospitalities Properties Trust, REIT                             48,825
        6,900  Host Marriott Corp, REIT                                         73,744
        3,300  iStar Financial Inc, REIT                                        69,094
        1,600  Kimco Realty Corp, REIT                                          65,000
        5,278  Lennar Corp                                                     145,805
        2,900  Liberty Property Trust, REIT                                     75,763
        2,300  LNR Property Corp                                                48,875
        2,200  Mack-Cali Realty Corp, REIT                                      57,613
        2,200  Meristar Hospitality Corp, REIT                                  48,675
        3,900  New Plan Excel Realty Trust, REIT                                53,869
        1,100  Pinnacle Holdings Inc, REIT*                                     44,275
        2,200  Plum Creek Timber Co Inc, REIT                                   53,350
        1,700  Post Properties Inc, REIT                                        71,931
        2,100  Prentiss Properties Trust, REIT                                  51,056
       16,600  Prison Realty Trust Inc, REIT                                    39,425
        3,400  Prologis Trust, REIT                                             77,775
        1,900  PS Business Parks Inc, REIT                                      50,350
        2,900  Public Storage Inc, REIT                                         70,688
        1,400  Realty Income Corp, REIT                                         31,850
        2,100  Reckson Associates Realty Corp, REIT                             51,056
        2,800  Rouse Co, REIT                                                   67,550
        6,800  Security Capital Group Inc, Class B, REIT*                      115,600
        1,300  Shurgard Storage Centers Inc, REIT                               30,956
        1,900  SL Green Realty Corp, REIT                                       50,944
        2,200  Spieker Properties Inc, REIT                                    120,175
        1,300  Storage USA Inc, REIT                                            39,163
        1,400  Summit Properties Inc, REIT                                      32,550
        1,400  Sun Communities Inc, REIT                                        43,313
        5,400  United Dominion Realty Trust Inc, REIT                           58,388
        2,100  Vornado Realty Trust, REIT                                       77,700
        1,300  Weingarten Realty, REIT                                          52,650
                                                                        --------------
                                                                             3,679,161
                                                                        --------------
               REFINING -- 1.2%
        5,000  Ashland Inc                                                     176,250
        5,300  Lyondell Petro Chemical Co                                       69,231

10            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               REFINING -- CONTINUED
        3,900  Sunoco Inc                                                      106,031
        3,700  Tesoro Petroleum Corp*                                           35,613
        4,000  Ultramar Diamond Shamrock Corp                                   93,750
        2,100  Valero Energy Corp                                               63,263
                                                                        --------------
                                                                               544,138
                                                                        --------------
               RETAIL TRADE -- 3.3%
        2,600  Borders Group Inc*                                               34,613
        3,800  CBRL Group Inc                                                   45,838
       19,000  Charming Shoppes Inc*                                           103,313
        2,100  Claire's Stores Inc                                              41,344
        7,400  Dillard's Inc                                                    94,813
        7,100  Dress Barn Inc*                                                 151,319
        1,200  Great Atlantic & Pacific Tea Co                                  16,800
        9,200  Landry's Seafood Restaurants                                     72,450
       11,700  Lone Star Steakhouse and Saloon Inc                              98,719
        2,700  Michaels Stores Inc*                                             94,500
        1,500  Neiman Marcus Group Inc, Class A*                                50,344
        4,800  Outback Steakhouse Inc*                                         110,100
        2,500  Payless ShoeSource Inc*                                         133,438
        1,600  Petco Animal Supplies Inc*                                       33,600
        1,600  Phillips Van Heusen                                              14,600
       12,300  Pier 1 Imports Inc                                              144,525
        3,500  Ruby Tuesday Inc                                                 43,750
        4,400  Value City Department Stores Inc*                                39,600
        6,200  Venator Group Inc*                                               86,800
          800  Zale Corp*                                                       29,550
                                                                        --------------
                                                                             1,440,016
                                                                        --------------
               SERVICES -- 5.0%
          269  Adecco SA ADR                                                    25,925
        1,200  Amerco*                                                          23,550
       12,400  Arctic Cat Inc                                                  146,863
        3,500  Aztar Corp*                                                      50,969
        2,900  Banta Corp                                                       63,981
        1,600  Bowne and Co Inc                                                 16,600
       10,900  Buffets Inc*                                                    144,425
        8,300  Capital Senior Living Corp*                                      26,456
        1,400  Chris Craft Industries Inc*                                     109,550

              See accompanying notes to the financial statements.             11

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SERVICES -- CONTINUED
        1,800  Dollar Thrifty Automotive Group Inc*                             40,725
       30,300  Edgewater Technology Inc*                                       189,375
        2,900  Electro Rent Corp*                                               35,525
       14,800  Fleming Cos Inc                                                 228,475
        4,100  Fluor Corp                                                      122,744
           47  Global Sources Ltd*                                               1,560
        7,100  Ingram Micro Inc*                                               106,500
          700  Jacobs Engineering Group*                                        26,600
        2,600  Kelly Services, Class A                                          60,125
        1,500  Manpower Inc                                                     54,281
          900  Marcus Corp                                                      11,081
        3,200  Modis Professional Services Inc*                                 22,000
        1,500  National Processing Inc*                                         17,719
        4,600  NCO Group Inc*                                                   79,925
        6,567  Pfsweb Inc*                                                      18,059
        6,800  Spherion Corp*                                                   83,725
       12,329  Supervalu Inc                                                   184,164
       13,800  Veterinary Centers of America Inc*                              200,100
        2,600  XTRA Corp*                                                      115,375
                                                                        --------------
                                                                             2,206,377
                                                                        --------------
               TECHNOLOGY -- 4.6%
        2,400  Aspen Technologies Inc*                                         110,250
        3,871  Avnet Inc                                                       231,776
        1,500  Brocade Communications Systems Inc*                             338,719
       10,900  Cabletron Systems Inc*                                          408,069
       11,200  Cadence Design Systems Inc*                                     238,000
        2,500  Cirrus Logic Corp*                                               75,625
        1,000  Esterline Corp*                                                  19,375
        1,300  G TECH Holdings Corp*                                            23,238
        2,900  Hypercom Corp*                                                   32,806
        4,700  Input/Output Inc*                                                42,300
        5,400  J.D. Edwards & Co.*                                             133,988
        5,400  Keane Inc*                                                       93,488
        2,200  Midway Games Inc*                                                18,975
        2,700  Network Associates Inc*                                          69,863
        1,500  Sybase Inc*                                                      41,156
        1,000  Tektronix Inc                                                    76,188

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        3,172  Thermo Electron Corp*                                            73,749
                                                                        --------------
                                                                             2,027,565
                                                                        --------------
               TELECOMMUNICATIONS -- 2.6%
        9,200  Ameripath Inc*                                                  125,350
        1,900  Aspect Communications Corp*                                      42,869
        1,801  Brightpoint Inc*                                                 11,369
       10,400  Citizens Communications Co*                                     169,650
          600  McLeodUSA Inc*                                                    9,488
        2,200  MRV Communications Inc*                                         169,538
        1,100  North Pittsburgh Systems                                         15,538
        1,200  Northpoint Communications Group Inc*                             13,725
        2,700  VoiceStream Wireless Corp*                                      303,919
        4,500  West Teleservices*                                              106,875
          400  Western Wireless Corp, Class A*                                  20,450
        2,200  Winstar Communications Inc*                                      59,125
       11,400  World Access Inc*                                               103,313
                                                                        --------------
                                                                             1,151,209
                                                                        --------------
               TRANSPORTATION -- 4.0%
        1,800  Airborne Freight Corp                                            26,888
        4,100  Alexander & Baldwin Inc                                         107,881
        1,100  America West Holdings Corp, Class B*                             16,088
        4,100  Brunswick Corp                                                   76,875
        3,400  Continental Airlines Inc, Class B*                              163,625
        9,500  Fleetwood Enterprises Inc                                       130,031
          900  Florida East Coast Industries Inc                                39,263
        6,000  Fritz Companies Inc*                                             88,875
        3,000  GATX Corp                                                       122,063
        1,400  Heartland Express Inc*                                           24,500
          900  Landstar System Inc*                                             45,900
       12,200  Offshore Logistics Inc*                                         211,975
        1,800  Overseas Shipholding Group Inc                                   52,988
        4,059  Quebecor World Inc                                               94,118
        5,600  Ryder System Inc                                                107,450
        4,000  UAL Corp                                                        191,000
        5,500  US Freightways Corp                                             171,531
        2,700  Wisconsin Central Transport*                                     36,113

              See accompanying notes to the financial statements.             13

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TRANSPORTATION -- CONTINUED
        2,000  Yellow Corp*                                                     30,500
                                                                        --------------
                                                                             1,737,664
                                                                        --------------
               UTILITIES -- 5.9%
        2,200  Alliant Energy Corp                                              64,350
        1,300  American Water Works Co                                          31,850
        1,300  CH Energy Group Inc                                              49,075
        4,400  CMP Group Inc                                                   129,250
        5,400  Connectiv Inc                                                    95,850
        2,600  Dynegy Inc                                                      117,000
        1,800  Eastern Enterprises                                             113,850
        4,200  El Paso Electric Co*                                             56,438
        1,400  Energy East Corp                                                 31,763
        1,200  General Public Utilities Inc                                     36,750
        2,200  Hawaiian Electric Industries Inc                                 72,050
          600  IDACORP Inc                                                      23,663
        1,000  Kansas City Power and Light Co                                   26,875
        5,200  MCN Corp                                                        124,800
        1,100  Minnesota Power & Light Co                                       24,406
        8,600  Niagara Mohawk Holdings Inc*                                    110,725
        5,200  Northeast Utilities                                             118,300
        1,200  NSTAR                                                            50,475
        1,600  OGE Energy Corp                                                  34,200
        3,100  Oneok Inc                                                        99,006
        3,300  Pinnacle West Capital Corp                                      135,919
        2,400  Potomac Electric Power Co                                        60,450
        9,600  Public Service Co of New Mexico                                 205,200
        2,500  Puget Sound Power and Light Co                                   58,438
        4,300  RGS Energy Group Inc                                            106,963
        2,500  SCANA Corp                                                       68,438
        1,800  Sierra Pacific Resources                                         31,838
        1,100  Southwestern Energy Co                                            8,525
        4,900  Teco Energy Inc                                                 120,356
        2,100  UIL Holdings Corp                                               105,656
        1,200  UniSource Energy Corp                                            18,675
        4,900  Utilicorp United Inc                                            116,681
          800  Washington Gas Light Co                                          20,250
          600  Western Gas Resources Inc                                        13,163
        3,500  Western Resources Inc                                            70,000

14            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
        2,400  Wisconsin Energy Corp                                            51,000
                                                                        --------------
                                                                             2,602,228
                                                                        --------------

               TOTAL COMMON STOCKS (COST $36,651,390)                       40,278,204
                                                                        --------------
               SHORT-TERM INVESTMENTS -- 1.3%
               REPURCHASE AGREEMENT -- 1.3%
$     570,856  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00 with a maturity value of $570,947
               and an effective yield of 5.73%, collateralized by a
               U.S. Treasury Obligation with a rate of 9.25%, maturity
               date of 2/15/16 and market value, including accrued
               interest, of $584,523.                                          570,856
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $570,856)                    570,856
                                                                        --------------
               TOTAL INVESTMENTS -- 93.1%
               (Cost $37,222,246)                                           40,849,060

               Other Assets and Liabilities (net) -- 6.9%                    3,008,570
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $   43,857,630
                                                                        ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.

              See accompanying notes to the financial statements.             15

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $37,222,246) (Note 1)          $40,849,060
   Receivable for Fund shares sold                              3,000,000
   Dividends and interest receivable                               53,600
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              4,495
                                                              -----------
      Total assets                                             43,907,155
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                               18,595
      Shareholder service fee                                       5,071
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                   394
   Accrued expenses                                                25,465
                                                              -----------
      Total liabilities                                            49,525
                                                              -----------
NET ASSETS                                                    $43,857,630
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $45,211,669
   Accumulated undistributed net investment income                102,522
   Accumulated net realized loss                               (5,082,981)
   Net unrealized appreciation                                  3,626,420
                                                              -----------
                                                              $43,857,630
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $43,857,630
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    4,386,046
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     10.00
                                                              ===========

16            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $155)               $  316,977
   Interest                                                       50,293
                                                              ----------
      Total income                                               367,270
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       112,056
   Audit fees                                                     16,376
   Custodian and transfer agent fees                               8,740
   Legal fees                                                      1,012
   Trustees fees (Note 2)                                            276
   Miscellaneous                                                     552
   Fees waived or borne by Manager (Note 2)                      (26,956)
                                                              ----------
                                                                 112,056
   Shareholder service fee (Note 2)
      Class III                                                   30,561
                                                              ----------
      Net expenses                                               142,617
                                                              ----------
         Net investment income                                   224,653
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (4,443,245)
      Closed futures contracts                                       573
                                                              ----------

         Net realized loss                                    (4,442,672)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              6,240,391
      Open futures contracts                                        (394)
                                                              ----------

         Net unrealized gain                                   6,239,997
                                                              ----------

      Net realized and unrealized gain                         1,797,325
                                                              ----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $2,021,978
                                                              ==========

              See accompanying notes to the financial statements.             17

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED    PERIOD FROM JUNE 1, 1999
                                                         AUGUST 31, 2000   (COMMENCEMENT OF OPERATIONS)
                                                           (UNAUDITED)      THROUGH FEBRUARY 29, 2000
                                                         ----------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   224,653             $   289,774
   Net realized loss                                        (4,442,672)               (640,309)
   Change in net unrealized appreciation (depreciation)      6,239,997              (2,613,577)
                                                           -----------             -----------
   Net increase (decrease) in net assets from
    operations                                               2,021,978              (2,964,112)
                                                           -----------             -----------

Distributions to shareholders from:
   Net investment income
      Class III                                               (187,832)               (224,073)
                                                           -----------             -----------
      Total distributions from net investment income          (187,832)               (224,073)
                                                           -----------             -----------
   Net share transactions: (Note 5)
      Class III                                              3,023,525              42,188,144
                                                           -----------             -----------
   Increase in net assets resulting from net share
    transactions                                             3,023,525              42,188,144
                                                           -----------             -----------
      Total increase in net assets                           4,857,671              38,999,959
NET ASSETS:
   Beginning of period                                      38,999,959                      --
                                                           -----------             -----------
   End of period (including accumulated undistributed
    net investment income of $102,522 and $65,701,
    respectively)                                          $43,857,630             $38,999,959
                                                           ===========             ===========

18            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                                JUNE 1, 1999
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2000   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 29, 2000
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  9.52              $ 10.00
                                                             -------              -------

Income from investment operations:
   Net investment income                                        0.05+                0.08
   Net realized and unrealized gain (loss)                      0.48                (0.50)
                                                             -------              -------

      Total from investment operations                          0.53                (0.42)
                                                             -------              -------

Less distributions to shareholders:
   From net investment income                                  (0.05)               (0.06)
                                                             -------              -------

      Total distributions                                      (0.05)               (0.06)
                                                             -------              -------
NET ASSET VALUE, END OF PERIOD                               $ 10.00              $  9.52
                                                             =======              =======
TOTAL RETURN(a)                                                 5.53%++             (4.25)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $43,858              $39,000
   Net expenses to average daily net assets                     0.70%*               0.70%*
   Net investment income to average daily net assets            1.10%*               1.08%*
   Portfolio turnover rate                                        58%                  18%
   Fees and expenses voluntarily waived or borne by the
     Manager consisted of the following per share
     amounts:                                                $  0.01              $  0.01

(a) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.
*    Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

              See accompanying notes to the financial statements.             19

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax Managed Small Companies Fund (the "Fund"), which commenced operations on June 1, 1999, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of smaller companies principally traded in the U.S. The Fund's benchmark is the Russell 2500 Index (After Tax).

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2000 the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 29, 2000 the Fund had a capital loss carryforward available to offset future capital gains, if any, in the amount of $640,309, expiring 2008. The value of the capital loss carryforward may be limited due to significant shareholder activity.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .50% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended
      August 31, 2000, the Fund received $26,287 in purchase premiums. There is no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $276. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $26,038,456 and $22,250,105, respectively.

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $37,222,246       $5,728,162       $(2,101,348)      $3,626,814

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 71.9% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                Period from June 1, 1999
                                                                                    (commencement of
                                                                                       operations)
                                                           Six Months Ended       through February 29,
                                                           August 31, 2000                2000
                                                        ----------------------  -------------------------
                                                         Shares      Amount       Shares        Amount
         Class III:                                     ---------  -----------  -----------  ------------
         Shares sold                                      523,356  $ 5,257,330   4,096,497   $42,171,883
         Shares issued to shareholders
           in reinvestment of distributions                 1,461       13,972       1,677        16,261
         Shares repurchased                              (236,945)  (2,247,777)         --            --
                                                        ---------  -----------  ----------   -----------
         Net increase                                     287,872  $ 3,023,525   4,098,174   $42,188,144
                                                        =========  ===========  ==========   ===========

      The Fund was formed with a taxable contribution of securities in-kind, which had a market value of $620,625 on the date of contribution.

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FUTURES CONTRACTS

         Number of                                      Contract    Net Unrealized
         Contracts       Type        Expiration Date      Value      Depreciation
         ---------  --------------  -----------------  -----------  --------------

           Buys
            11       Russell 2000     September 2000   $2,953,775       $(394)
                                                                        =====

      At August 31, 2000, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------------
                COMMON STOCKS -- 99.4%
                AEROSPACE -- 1.1%
         1,800  Lockheed Martin Corp                                           51,075
           600  Northrop Grumman Corp                                          46,687
                                                                         ------------
                                                                               97,762
                                                                         ------------
                AUTOMOTIVE -- 4.5%
         1,100  Autonation Inc*                                                 7,150
           900  Dana Corp                                                      22,219
           400  Eaton Corp                                                     26,550
         5,070  Ford Motor Co*                                                122,624
         2,341  General Motors Corp                                           168,991
           450  General Motors Corp, Class H*                                  14,906
           600  Genuine Parts Co                                               12,337
           800  Goodyear Tire & Rubber Co                                      18,700
           301  Visteon Corp                                                    4,722
                                                                         ------------
                                                                              398,199
                                                                         ------------
                BANKING AND FINANCIAL SERVICES -- 16.9%
         1,200  Amsouth Bancorp                                                21,900
           665  Bank of America Corp                                           35,619
           900  Bear Stearns Cos Inc                                           60,356
         1,800  Chase Manhattan Corp                                          100,575
         8,400  Citigroup Inc                                                 490,350
           800  Countrywide Credit Industries Inc                              30,300
         2,200  Fannie Mae                                                    118,250
         2,136  Firstar Corp                                                   50,997
         1,300  Fleet Boston Financial Corp                                    55,494
         1,200  Franklin Resources Inc                                         45,600
           900  Freddie Mac                                                    37,912
           700  Golden West Financial Corp                                     33,337
           300  J.P. Morgan & Co Inc                                           50,156
           300  Lehman Brothers Holding Inc                                    43,500
         2,300  MBNA Corp                                                      81,219
           700  Merrill Lynch                                                 101,500
         1,000  MGIC Investment Corp                                           58,812
           400  Paine Webber Group Inc                                         28,600
           200  State Street Corp                                              23,550

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------------
                BANKING AND FINANCIAL SERVICES -- CONTINUED
           600  UnionBanCal Corp                                               14,887
                                                                         ------------
                                                                            1,482,914
                                                                         ------------
                CHEMICALS -- 1.4%
           400  Air Products and Chemicals                                     14,525
           200  Du Pont (E.I.) De Nemours                                       8,975
           300  Eastman Chemical Co                                            12,937
           400  PPG Industries Inc                                             16,200
         1,100  Praxair Inc                                                    48,675
           800  Sherwin Williams Co                                            18,400
                                                                         ------------
                                                                              119,712
                                                                         ------------
                COMPUTER AND OFFICE EQUIPMENT -- 10.3%
         2,900  Cisco Systems Inc*                                            198,650
           800  Computer Associates International Inc                          25,400
           300  EMC Corp*                                                      29,400
           200  Hewlett Packard Co                                             24,150
         4,800  Oracle Corp*                                                  436,500
         1,500  Sun Microsystems Inc*                                         190,406
                                                                         ------------
                                                                              904,506
                                                                         ------------
                CONSUMER GOODS -- 1.2%
           600  Eastman Kodak Co                                               37,350
           800  Fortune Brands Inc                                             20,400
           200  Johnson Controls                                               10,687
         1,100  Jones Apparel Group Inc*                                       26,950
           200  Procter and Gamble Co                                          12,362
                                                                         ------------
                                                                              107,749
                                                                         ------------
                ELECTRONIC EQUIPMENT -- 7.1%
           800  American Power Conversion Corp*                                19,050
           400  Analog Devices Inc*                                            40,200
           400  Applied Micro Circuits Corp*                                   81,175
           800  AVX Corp                                                       23,950
           200  Ciena Corp*                                                    44,337
           400  Conexant Systems Inc*                                          14,875
         1,400  Emerson Electric Co                                            92,662
         1,700  General Electric Co                                            99,769

2             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT -- CONTINUED
           300  PMC-Sierra Inc*                                                70,800
         1,500  Raytheon Co, Class B                                           41,719
           500  Scientific Atlanta Inc                                         38,969
           100  SDL Inc*                                                       39,731
           200  Texas Instruments Inc                                          13,387
                                                                         ------------
                                                                              620,624
                                                                         ------------
                FOOD AND BEVERAGE -- 1.7%
           200  Anheuser Busch Cos Inc                                         15,762
         3,192  Archer Daniels Midland Co                                      28,129
           400  Coca Cola Co                                                   21,050
           700  Nabisco Group Holdings                                         19,644
         1,000  Seagrams Co Ltd                                                60,187
           100  Wrigley (William Jr) Co                                         7,406
                                                                         ------------
                                                                              152,178
                                                                         ------------
                HEALTH CARE -- 2.1%
           200  Celera Genomics Group*                                         21,687
         1,400  HCA - The Healthcare Company                                   48,300
           500  Johnson & Johnson                                              45,969
         1,500  Tenet Healthcare Corp                                          46,500
           300  Wellpoint Health Network*                                      25,894
                                                                         ------------
                                                                              188,350
                                                                         ------------
                INSURANCE -- 6.2%
           700  Aetna Inc                                                      39,156
         3,300  Allstate Corp                                                  95,906
           400  AMBAC Inc                                                      25,850
           300  American General Corp                                          21,844
           300  AXA Financial Inc                                              15,525
           400  Chubb Corp                                                     30,625
           500  Cigna Corp                                                     48,625
           500  CNA Financial Corp*                                            19,844
           700  Hartford Financial Services Group Inc                          46,637
           600  Lincoln National Corp                                          32,400
           200  Loews Corp                                                     16,187
           600  MBIA Inc                                                       39,450
         1,100  Saint Paul Cos Inc                                             52,387
           500  UnitedHealth Group Inc                                         47,250

              See accompanying notes to the financial statements.              3

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------------
                INSURANCE -- CONTINUED
           600  Unumprovident Corp                                             13,012
                                                                         ------------
                                                                              544,698
                                                                         ------------
                MACHINERY -- 1.4%
           700  Applied Materials Inc*                                         60,419
           300  Caterpillar Inc                                                11,025
           500  Deere and Co                                                   16,469
           900  Grant Prideco Inc*                                             21,150
           300  Parker-Hannifin Corp                                           10,444
                                                                         ------------
                                                                              119,507
                                                                         ------------
                MANUFACTURING -- 1.9%
           400  Corning Inc                                                   131,175
         1,100  Leggett & Platt Inc                                            19,456
           500  Rockwell International Corp                                    20,219
                                                                         ------------
                                                                              170,850
                                                                         ------------
                METALS AND MINING -- 0.3%
           900  Alcan Aluminum Ltd                                             29,531
                                                                         ------------
                OIL AND GAS -- 5.1%
           400  Amerada Hess Corp                                              27,375
           200  Apache Corp                                                    12,600
         3,280  BP Amoco PLC ADR                                              181,220
           400  Burlington Resources Inc                                       15,725
           200  Chevron Corp                                                   16,900
           300  Columbia Energy Group                                          21,056
           800  Exxon Mobil Corp                                               65,300
           100  Kerr-McGee Corp                                                 6,319
           900  Occidental Petroleum Corp                                      19,463
           200  Phillips Petroleum Co                                          12,375
           600  Texaco Inc                                                     30,900
         1,100  USX - Marathon Group                                           30,181
           100  Vastar Resources Inc                                            8,275
                                                                         ------------
                                                                              447,689
                                                                         ------------
                PAPER AND ALLIED PRODUCTS -- 0.4%
           541  International Paper Co                                         17,244

4             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------------
                PAPER AND ALLIED PRODUCTS -- CONTINUED
           300  Weyerhaeuser Co                                                13,894
                                                                         ------------
                                                                               31,138
                                                                         ------------
                PHARMACEUTICALS -- 6.2%
         3,600  Abbott Laboratories                                           157,500
         1,100  Amgen Inc*                                                     83,394
         1,800  Bristol Myers Squibb Co                                        95,400
           100  Lilly (Eli) & Co                                                7,300
           400  Merck & Co Inc                                                 27,950
         1,950  Pfizer Inc                                                     84,338
           200  Pharmacia Corp                                                 11,713
         1,900  Schering Plough Corp                                           76,238
                                                                         ------------
                                                                              543,833
                                                                         ------------
                PRINTING AND PUBLISHING -- 0.1%
           200  Knight Ridder Inc                                              10,925
                                                                         ------------
                REFINING -- 0.9%
           900  Royal Dutch Petroleum Co                                       55,069
           900  Tosco Corp                                                     27,450
                                                                         ------------
                                                                               82,519
                                                                         ------------
                RETAIL TRADE -- 3.5%
         1,400  Albertsons Inc                                                 30,100
         1,100  Autozone Inc*                                                  24,750
         1,400  Federated Department Stores Inc*                               38,675
         2,100  Kmart Corp*                                                    14,700
         1,600  May Department Stores Co                                       36,700
           400  McDonald's Corp                                                11,950
         1,200  Penney (JC) Co Inc                                             16,800
           400  Safeway Inc*                                                   19,725
         2,000  Sears Roebuck & Co                                             62,375
         1,800  Toys R Us Inc*                                                 32,738
           400  Wal Mart Stores Inc                                            18,975
                                                                         ------------
                                                                              307,488
                                                                         ------------
                SERVICES -- 0.0%
           337  ANC Rental Corp*                                                2,359
                                                                         ------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------------
                TECHNOLOGY -- 9.4%
         1,100  BEA Systems Inc*                                               74,869
         2,200  BMC Software Inc*                                              59,400
           200  Brocade Communications Systems Inc*                            45,163
         2,400  Honeywell International Inc                                    92,550
         3,200  Intel Corp                                                    239,600
         1,120  JDS Uniphase Corp*                                            139,580
           200  Microsoft Corp*                                                13,963
           200  Network Appliance Inc*                                         23,400
           300  Siebel Systems Inc*                                            59,100
           400  Veritas Software Corp*                                         48,225
           700  Vignette Corp*                                                 26,688
                                                                         ------------
                                                                              822,538
                                                                         ------------
                TELECOMMUNICATIONS -- 10.3%
         5,400  AT & T Corp                                                   170,100
         1,600  AT & T Liberty Media Group*                                    34,200
           500  Bellsouth Corp                                                 18,656
           600  Nextel Communications Inc, Class A*                            33,263
         3,200  Nortel Networks Corp                                          261,000
           172  Qwest Communications International Inc*                         8,880
         3,126  SBC Communications Inc                                        130,511
           400  Sprint Corp (PCS Group)*                                       20,075
           100  Telephone and Data Systems Inc                                 11,600
           200  United States Cellular Corp*                                   14,713
         2,242  Verizon Communications                                         97,807
           764  Viacom Inc, Class B*                                           51,427
         1,500  WorldCom Inc*                                                  54,750
                                                                         ------------
                                                                              906,982
                                                                         ------------
                TOBACCO -- 1.4%
         4,000  Philip Morris Cos Inc                                         118,500
                                                                         ------------
                TRANSPORTATION -- 2.4%
         1,600  AMR Corp*                                                      52,500
         1,900  Burlington Northern Santa Fe Railroad Co                       42,513
         1,300  CSX Corp                                                       31,038
           600  Delta Air Lines Inc                                            29,700
         1,500  Norfolk Southern Corp                                          24,094

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------------
                TRANSPORTATION -- CONTINUED
           800  Union Pacific Corp                                             31,800
                                                                         ------------
                                                                              211,645
                                                                         ------------
                UTILITIES -- 3.6%
           200  AES Corp*                                                      12,750
           300  Ameren Corp                                                    12,131
           460  American Electric Power Inc                                    16,215
           200  Cinergy Corp                                                    5,875
           300  Coastal Corp                                                   20,663
           500  Consolidated Edison Inc                                        15,656
           400  Constellation Energy Group Inc                                 15,300
           300  Dominion Resources Inc                                         15,900
           700  DTE Energy Co                                                  24,325
           500  Edison International                                           10,344
         1,300  Entergy Corp                                                   39,569
           600  Firstenergy Corp                                               14,850
           200  FPL Group Inc                                                  10,675
           900  General Public Utilities Inc                                   27,563
           192  Keyspan Corp                                                    6,612
           600  PG & E Corp                                                    17,363
           400  Public Service Enterprise Group Inc                            14,500
           100  Reliant Energy Inc                                              3,713
           700  TXU Corp                                                       24,456
           310  Xcel Energy Inc                                                 7,769
                                                                         ------------
                                                                              316,229
                                                                         ------------

                TOTAL COMMON STOCKS (COST $7,598,573)                       8,738,425
                                                                         ------------

              See accompanying notes to the financial statements.              7

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

  PAR VALUE ($)    DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   SHORT-TERM INVESTMENTS -- 0.6%
                   REPURCHASE AGREEMENT -- 0.6%
$          57,326  Salomon Smith Barney Inc. Repurchase Agreement, dated
                   8/31/00, due 9/1/00, with a maturity value of $57,335
                   and an effective yield of 5.73%, collateralized by a
                   U.S. Treasury Obligation with a rate of 9.25%, maturity
                   date of 2/15/16 and market value, including accrued
                   interest, of $64,947.                                            57,326
                                                                            --------------

                   TOTAL SHORT-TERM INVESTMENTS (COST $57,326)                      57,326
                                                                            --------------
                   TOTAL INVESTMENTS -- 100.0%
                   (Cost $7,655,899)                                             8,795,751

                   Other Assets and Liabilities (net) -- (0.0%)                     (3,136)
                                                                            --------------
                   TOTAL NET ASSETS -- 100.0%                               $    8,792,615
                                                                            ==============

                   NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

*    Non-income producing security.

8             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $7,655,899) (Note 1)           $8,795,751
   Dividends and interest receivable                              14,386
   Receivable for expenses waived or borne by Manager (Note
    2)                                                             3,880
                                                              ----------
      Total assets                                             8,814,017
                                                              ----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                               2,375
      Shareholder service fee                                      1,079
   Accrued expenses                                               17,948
                                                              ----------
      Total liabilities                                           21,402
                                                              ----------
NET ASSETS                                                    $8,792,615
                                                              ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $6,067,901
   Accumulated undistributed net investment income                16,625
   Accumulated net realized gain                               1,568,237
   Net unrealized appreciation                                 1,139,852
                                                              ----------
                                                              $8,792,615
                                                              ==========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $8,792,615
                                                              ==========

SHARES OUTSTANDING:
   Class III                                                     628,032
                                                              ==========

NET ASSET VALUE PER SHARE:
   Class III                                                  $    14.00
                                                              ==========

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $576)               $  82,971
   Interest                                                       3,490
                                                              ---------
      Total income                                               86,461
                                                              ---------
EXPENSES:
   Management fee (Note 2)                                       17,750
   Audit fees                                                    16,744
   Custodian and transfer agent fees                              4,416
   Legal fees                                                       276
   Registration fees                                                 92
   Miscellaneous                                                    461
   Fees waived or borne by Manager (Note 2)                     (21,989)
                                                              ---------
                                                                 17,750
   Shareholder service fee (Note 2)
      Class III                                                   8,068
                                                              ---------
      Net expenses                                               25,818
                                                              ---------
         Net investment income                                   60,643
                                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS):

   Net realized gain on investments                           1,750,399
                                                              ---------

   Change in net unrealized appreciation (depreciation) on
    investments                                                (861,043)
                                                              ---------

      Net realized and unrealized gain                          889,356
                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 949,999
                                                              =========

10            See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    60,643        $   123,603
   Net realized gain (loss)                                  1,750,399           (183,244)
   Change in net unrealized appreciation (depreciation)       (861,043)         2,070,332
                                                           -----------        -----------
   Net increase in net assets from operations                  949,999          2,010,691
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                                (55,972)          (122,085)
                                                           -----------        -----------
      Total distributions from net investment income           (55,972)          (122,085)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                             (5,376,507)         3,270,972
                                                           -----------        -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (5,376,507)         3,270,972
                                                           -----------        -----------
      Total increase (decrease) in net assets               (4,482,480)         5,159,578
NET ASSETS:
   Beginning of period                                      13,275,095          8,115,517
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $16,625 and $11,954,
    respectively)                                          $ 8,792,615        $13,275,095
                                                           ===========        ===========

              See accompanying notes to the financial statements.             11

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                             YEAR ENDED
                                                    SIX MONTHS ENDED      FEBRUARY 28/29,
                                                    AUGUST 31, 2000   ------------------------
                                                      (UNAUDITED)        2000         1999*
                                                    ----------------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.64       $ 10.67    $     10.00
                                                      -----------       -------    -----------

Income from investment operations:
   Net investment income                                     0.07+         0.13           0.09
   Net realized and unrealized gain                          1.36          1.97           0.65
                                                      -----------       -------    -----------

      Total from investment operations                       1.43          2.10           0.74
                                                      -----------       -------    -----------

Less distributions to shareholders:
   From net investment income                               (0.07)        (0.13)         (0.07)
                                                      -----------       -------    -----------

      Total distributions                                   (0.07)        (0.13)         (0.07)
                                                      -----------       -------    -----------
NET ASSET VALUE, END OF PERIOD                        $     14.00       $ 12.64    $     10.67
                                                      ===========       =======    ===========
TOTAL RETURN(a)                                             11.37%++      19.83%          7.48%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                  $     8,793       $13,275    $     8,116
   Net expenses to average daily net assets                  0.48%**       0.48%          0.48%**
   Net investment income to average daily net
     assets                                                  1.13%**       1.11%          1.30%**
   Portfolio turnover rate                                     68%           19%            33%
   Fees and expenses voluntarily waived or borne
     by the Manager consisted of the following per
     share amounts:                                   $      0.03       $  0.05    $      0.10

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
* Period from July 23, 1998 (commencement of operations) through February 28, 1999.
**   Annualized
+    Computed using average shares outstanding throughout the period.
++   Not annualized

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax-Managed U.S. Equities Fund (the "Fund"), which commenced operations on July 23, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high after-tax total return primarily through investment in U.S. equity securities. The Fund's benchmark is the GMO S&P 500 (After
      Tax).

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2000, there were no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      At February 29, 2000 the Fund had a capital loss carryforward available to offset future capital gains, if any, in the amount of $124,725, expiring in 2008. The value of the capital loss carryforward may be limited due to significant shareholder activity.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the fund received no purchase premiums. There is no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $0. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $7,670,521 and $7,098,384, respectively.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
           $7,655,899       $1,721,290        $(581,438)       $1,139,852

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 97.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended         Year Ended
                                                           August 31, 2000      February 29, 2000
                                                        ---------------------  -------------------
                                                         Shares     Amount     Shares     Amount
                                                        --------  -----------  -------  ----------
         Class III:
         Shares sold                                          --  $        --  284,602  $3,214,362
         Shares issued to shareholders
           in reinvestment of distributions                  938       12,530    4,942      56,610
         Shares repurchased                             (423,023)  (5,389,037)      --          --
                                                        --------  -----------  -------  ----------
         Net increase (decrease)                        (422,085) $(5,376,507) 289,544  $3,270,972
                                                        ========  ===========  =======  ==========

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                              VALUE ($)
---------------------------------------------------------------------------------
               MUTUAL FUNDS -- 103.0%
        3,703  GMO REIT Fund                                               35,845
        4,076  GMO Small Cap Value Fund                                    54,131
       10,484  GMO U.S. Core Fund                                         181,160
                                                                        ---------
               TOTAL MUTUAL FUNDS (COST $265,633)                         271,136
                                                                        ---------
               SHORT-TERM INVESTMENTS -- 0.9%
               REPURCHASE AGREEMENT -- 0.9%
$       2,248  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/2000, due 9/01/2000 with a maturity value of
               $2,248 and an effective yield of 5.73%, collateralized
               by a U.S. Treasury Obligation with a rate of 9.25%,
               maturity date of 2/15/16 and market value, including
               accrued interest, of $12,989.                                2,248
                                                                        ---------

               TOTAL SHORT-TERM INVESTMENTS (COST $2,248)                   2,248
                                                                        ---------
               TOTAL INVESTMENTS -- 103.9%
               (Cost $267,881)                                            273,384

               Other Assets and Liabilities (net) -- (3.9%)               (10,181)
                                                                        ---------
               TOTAL NET ASSETS -- 100.0%                               $ 263,203
                                                                        =========

              See accompanying notes to the financial statements.              1

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $267,881) (Note 1)                       $273,384
   Receivable for expenses waived or borne by Manager (Note 2)                69
                                                                        --------
      Total assets                                                       273,453
                                                                        --------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                          84
   Accrued expenses                                                       10,166
                                                                        --------
      Total liabilities                                                   10,250
                                                                        --------
NET ASSETS                                                              $263,203
                                                                        ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                      $458,975
   Distributions in excess of net investment income                      (34,102)
   Accumulated net realized loss                                        (167,173)
   Net unrealized appreciation                                             5,503
                                                                        --------
                                                                        $263,203
                                                                        ========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                     $263,203
                                                                        ========

SHARES OUTSTANDING:
   Class III                                                              49,529
                                                                        ========

NET ASSET VALUE PER SHARE:
   Class III                                                            $   5.31
                                                                        ========

2             See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $ 19,144
   Interest                                                        237
                                                              --------
      Total income                                              19,381
                                                              --------
EXPENSES:
   Management fee (Note 2)                                       2,120
   Audit fees                                                    4,508
   Custodian and transfer agent fees                               736
   Miscellaneous                                                   182
   Fees waived or borne by Manager (Note 2)                     (7,546)
                                                              --------
      Net expenses                                                  --
                                                              --------
         Net investment income                                  19,381
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (164,927)
      Realized gain distributions from investment company
      shares                                                   109,209
                                                              --------

         Net realized loss                                     (55,718)
                                                              --------

   Change in net unrealized appreciation (depreciation) on
    investments                                                183,674
                                                              --------

      Net realized and unrealized gain                         127,956
                                                              --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $147,337
                                                              ========

              See accompanying notes to the financial statements.              3

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    19,381       $    259,544
   Net realized gain (loss)                                    (55,718)         1,072,292
   Change in net unrealized appreciation (depreciation)        183,674          1,162,450
                                                           -----------       ------------
   Net increase in net assets from operations                  147,337          2,494,286
                                                           -----------       ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                (53,483)          (259,544)
                                                           -----------       ------------
      Total distributions from net investment income           (53,483)          (259,544)
                                                           -----------       ------------
   In excess of net investment income
      Class III                                                     --           (429,148)
                                                           -----------       ------------
      Total distributions in excess of net investment
       income                                                       --           (429,148)
                                                           -----------       ------------
   Net realized gains
      Class III                                                (16,013)          (601,330)
                                                           -----------       ------------
      Total distributions from net realized gains              (16,013)          (601,330)
                                                           -----------       ------------
                                                               (69,496)        (1,290,022)
                                                           -----------       ------------
   Net share transactions: (Note 5)
      Class III                                             (1,417,130)       (16,431,774)
                                                           -----------       ------------
   Decrease in net assets resulting from net share
    transactions                                            (1,417,130)       (16,431,774)
                                                           -----------       ------------
      Total decrease in net assets                          (1,339,289)       (15,227,510)
NET ASSETS:
   Beginning of period                                       1,602,492         16,830,002
                                                           -----------       ------------
   End of period (including distributions in excess of
    net investment income of $34,102 and $0,
    respectively)                                          $   263,203       $  1,602,492
                                                           ===========       ============

4             See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                     YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   -----------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998          1997          1996
                                          ----------------  -----------  -----------  -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  4.84         $  4.63      $  8.53      $ 13.03      $  13.63      $  11.06
                                              -------         -------      -------      -------      --------      --------

Income from investment operations:
   Net investment income(a)                      0.08+           0.09+        0.10+        0.29+         0.26          0.29
   Net realized and unrealized gain              0.61            0.54         0.27         2.61          2.20          3.90
                                              -------         -------      -------      -------      --------      --------

      Total from investment operations           0.69            0.63         0.37         2.90          2.46          4.19
                                              -------         -------      -------      -------      --------      --------

Less distributions to shareholders:
   From net investment income                   (0.17)          (0.09)       (0.10)       (0.40)        (0.22)        (0.29)
   In excess of net investment income              --           (0.14)       (0.15)       (0.01)           --            --
   From net realized gains                      (0.05)          (0.19)       (3.75)       (6.99)        (2.84)        (1.33)
   In excess of net realized gains                 --              --        (0.27)          --            --            --
                                              -------         -------      -------      -------      --------      --------

      Total distributions                       (0.22)          (0.42)       (4.27)       (7.40)        (3.06)        (1.62)
                                              -------         -------      -------      -------      --------      --------
NET ASSET VALUE, END OF PERIOD                $  5.31         $  4.84      $  4.63      $  8.53      $  13.03      $  13.63
                                              =======         =======      =======      =======      ========      ========
TOTAL RETURN(b)                                 14.45%**        13.35%        3.13%       29.61%        20.88%        38.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $   263         $ 1,602      $16,830      $70,823      $226,711      $211,319
   Net expenses to average daily net
     assets(c)                                   0.00%*          0.00%        0.00%        0.27%         0.48%         0.48%
   Net investment income to average
     daily net assets(a)                         3.02%*          1.85%        1.51%        2.53%         1.99%         2.27%
   Portfolio turnover rate                         20%             22%          16%         150%          104%           84%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $  0.03         $  0.03      $  0.04      $  0.04      $   0.02      $   0.01

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
*    Annualized.
**   Not Annualized.
+    Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              5

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks total return greater than that of the S&P 500 through investment in common stocks, either directly or through investment in other funds of the Trust ("underlying funds").

      The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying Funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. See Note 2.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .27% of the amount invested. In the case of cash redemptions, the fee is .18% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $375 in purchase premiums and $2,625 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees and the following expenses: brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed the management fee. Because GMO will not reimburse expenses incurred indirectly to the extent they exceed .33%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed .33% of the Fund's average daily net assets. For the six months ended August 31, 2000, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were .36% of the Fund's average daily net assets.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $0. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $251,367 and $1,608,013, respectively.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
            $267,881          $5,876            $(373)           $5,503

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2000, 100% of the outstanding shares of the Fund were held by one shareholder who is an affiliate of the Manager. Investment activities of this shareholder could have a material effect.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended            Year Ended
                                                           August 31, 2000        February 29, 2000
                                                        ---------------------  ------------------------
                                                         Shares     Amount       Shares       Amount
         Class III:                                     --------  -----------  ----------  ------------
         Shares sold                                      49,529  $   250,000          --  $         --
         Shares issued to shareholders
           in reinvestment of distributions               13,844       69,496     184,352       932,337
         Shares repurchased                             (344,772)  (1,736,626) (3,489,575)  (17,364,111)
                                                        --------  -----------  ----------  ------------
         Net decrease                                   (281,399) $(1,417,130) (3,305,223) $(16,431,774)
                                                        ========  ===========  ==========  ============

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.5%
               AEROSPACE -- 0.1%
        1,500  Northrop Grumman Corp                                          116,719
                                                                        -------------
               AUTOMOTIVE -- 0.7%
          600  ArvinMeritor Inc                                                 9,900
       14,600  Autonation Inc*                                                 94,900
       13,000  General Motors Corp                                            938,437
        5,850  Genuine Parts Co                                               120,291
        2,900  Goodyear Tire & Rubber Co                                       67,787
                                                                        -------------
                                                                            1,231,315
                                                                        -------------
               BANKING AND FINANCIAL SERVICES -- 3.5%
        4,686  Bear Stearns Cos Inc                                           314,255
        3,500  Capital One Financial Corp                                     211,094
       30,600  Charles Schwab & Co Inc                                      1,168,538
        4,600  Countrywide Credit Industries Inc                              174,225
        2,700  Edwards (AG) Inc                                               140,400
       26,200  Fannie Mae                                                   1,408,250
        7,350  Federated Investors Inc                                        172,266
        7,900  Franklin Resources Inc                                         300,200
       23,200  MBNA Corp                                                      819,250
        4,900  MGIC Investment Corp                                           288,181
        7,600  Providian Financial Corp                                       873,525
       14,850  Waddell and Reed Financial Inc, Class A                        517,894
                                                                        -------------
                                                                            6,388,078
                                                                        -------------
               CHEMICALS -- 0.1%
        3,100  PPG Industries Inc                                             125,550
          300  Praxair Inc                                                     13,275
        5,400  Sherwin Williams Co                                            124,200
                                                                        -------------
                                                                              263,025
                                                                        -------------
               COMPUTER AND OFFICE EQUIPMENT -- 20.7%
        2,800  Advanced Micro Devices Inc*                                    105,350
       94,700  Cisco Systems Inc*                                           6,486,961
       24,900  Computer Associates International Inc                          790,575
       63,600  EMC Corp*                                                    6,232,800
        2,400  Extreme Networks Inc*                                          223,350

              See accompanying notes to the financial statements.              1

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMPUTER AND OFFICE EQUIPMENT -- CONTINUED
       22,200  Gateway Inc*                                                 1,511,820
        5,100  IBM Corp                                                       673,200
       16,900  Micron Technology Inc*                                       1,381,575
      111,000  Oracle Corp*                                                10,094,062
        2,200  Rational Software Corp*                                        283,112
       75,800  Sun Microsystems Inc*                                        9,621,862
       12,800  Symbol Technologies Inc                                        529,600
                                                                        -------------
                                                                           37,934,267
                                                                        -------------
               CONSTRUCTION -- 1.2%
       45,450  Home Depot Inc                                               2,184,441
                                                                        -------------
               CONSUMER GOODS -- 0.4%
        4,600  Eastman Kodak Co                                               286,350
        9,300  Jones Apparel Group Inc*                                       227,850
        2,200  Procurenet(a)*                                                       0
        6,700  VF Corp                                                        153,262
        1,300  Warnaco Group Inc, Class A                                       6,500
                                                                        -------------
                                                                              673,962
                                                                        -------------
               ELECTRONIC EQUIPMENT -- 13.1%
       11,700  3 Com Corp*                                                    194,512
       32,700  ADC Telecommunications Inc*                                  1,338,656
       16,600  Altera Corp*                                                 1,075,887
       49,900  American Power Conversion Corp*                              1,188,244
        1,900  Amphenol Corp, Class A*                                        121,600
       18,500  Analog Devices Inc*                                          1,859,250
       12,100  Applied Micro Circuits Corp*                                 2,455,544
          900  Broadcom Corp, Class A*                                        225,000
        4,400  Ciena Corp*                                                    975,425
          500  Cooper Industries Inc                                           17,656
        1,900  Fairchild Semiconductor Corp, Class A*                          75,525
       80,100  General Electric Co                                          4,700,869
        1,100  Juniper Networks Inc*                                          235,125
       17,400  Linear Technology Corp                                       1,251,712
        3,200  Maxim Integrated Products Inc*                                 280,600
           50  Microchip Technology Inc*                                        3,403
          200  National Semiconductor Corp*                                     8,900
        7,000  PMC-Sierra Inc*                                              1,652,000

2             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT -- CONTINUED
        4,500  Qualcomm Inc*                                                  269,437
        8,700  Raytheon Co, Class B                                           241,969
        6,700  Sanmina Corp*                                                  790,600
       12,600  Scientific Atlanta Inc                                         982,012
        5,300  SDL Inc*                                                     2,105,756
       15,000  Texas Instruments Inc                                        1,004,062
       10,600  Xilinx Inc*                                                    942,075
                                                                        -------------
                                                                           23,995,819
                                                                        -------------
               ENTERTAINMENT & LEISURE -- 0.2%
       15,500  Fox Entertainment Group Inc, Class A*                          448,531
                                                                        -------------
               FOOD AND BEVERAGE -- 0.8%
       24,800  Coca Cola Co                                                 1,305,100
        5,900  IBP Inc                                                         94,769
          900  Pepsi Bottling Group Inc                                        28,575
          300  Ralston-Purina Group                                             6,787
                                                                        -------------
                                                                            1,435,231
                                                                        -------------
               HEALTH CARE -- 2.2%
       31,600  Boston Scientific Corp*                                        598,425
        1,500  Cardinal Health Inc                                            122,719
        7,200  Forest Laboratories Inc*                                       704,700
        6,900  Foundation Health Systems Inc, Class A*                        121,181
       53,800  Health Management Associates Inc*                              877,612
       51,400  Healthsouth Corp*                                              314,825
        2,500  Human Genome Sciences Inc*                                     417,344
        2,700  Medimmune Inc*                                                 227,137
        8,800  Stryker Corp                                                   394,350
        5,700  Sybron International Corp*                                     129,675
        6,000  Tenet Healthcare Corp                                          186,000
                                                                        -------------
                                                                            4,093,968
                                                                        -------------
               INSURANCE -- 1.0%
        7,500  Aetna Inc                                                      419,531
        3,900  Allstate Corp                                                  113,344
          500  AMBAC Inc                                                       32,312
        2,300  CNA Financial Corp*                                             91,281
        4,100  Conseco Inc                                                     34,594

              See accompanying notes to the financial statements.              3

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               INSURANCE -- CONTINUED
        4,500  Loews Corp                                                     364,219
        3,200  MBIA Inc                                                       210,400
       12,000  Saint Paul Cos Inc                                             571,500
        2,400  Torchmark Corp                                                  67,350
                                                                        -------------
                                                                            1,904,531
                                                                        -------------
               MACHINERY -- 1.1%
       24,400  Applied Materials Inc*                                       2,106,025
                                                                        -------------
               MANUFACTURING -- 4.0%
        3,600  Blyth Industries Inc                                            84,375
       19,900  Corning Inc                                                  6,525,956
       19,100  International Game Technology*                                 553,900
        8,800  Owens Illinois Inc*                                            114,950
                                                                        -------------
                                                                            7,279,181
                                                                        -------------
               PHARMACEUTICALS -- 11.1%
       40,308  Abbott Laboratories                                          1,763,475
        6,700  Allergan Inc                                                   489,937
        2,000  Alza Corp*                                                     151,250
       30,600  Amgen Inc*                                                   2,319,862
       37,600  Bristol Myers Squibb Co                                      1,992,800
       16,900  IMS Health Inc                                                 318,987
       31,900  Ivax Corp*                                                   1,104,537
       20,100  King Pharmaceuticals Inc*                                      645,712
       15,000  Lilly (Eli) & Co                                             1,095,000
       27,100  Merck & Co Inc                                               1,893,613
        3,200  Millipore Corp                                                 194,800
      130,336  Pfizer Inc                                                   5,637,032
        9,400  Pharmacia Corp                                                 550,488
       56,400  Schering Plough Corp                                         2,263,050
                                                                        -------------
                                                                           20,420,543
                                                                        -------------
               PRIMARY MATERIALS -- 0.3%
        7,300  Crown Cork & Seal Inc                                           94,444
       10,100  Sealed Air Corp*                                               518,256
                                                                        -------------
                                                                              612,700
                                                                        -------------

              See accompanying notes to the financial statements.
4

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               RETAIL TRADE -- 4.3%
       13,842  Albertsons Inc                                                 297,603
        5,400  Autozone Inc*                                                  121,500
        4,500  Best Buy Co Inc*                                               277,875
       36,900  Dollar General Corp                                            758,756
        4,700  Family Dollar Stores Inc                                        84,600
        2,400  Federated Department Stores Inc*                                66,300
       38,300  Gap Inc                                                        859,356
       52,800  Intimate Brands Inc                                            851,400
        4,700  Kmart Corp*                                                     32,900
        1,600  Kohls Corp*                                                     89,600
        2,000  May Department Stores Co                                        45,875
        2,800  RadioShack Corp                                                165,200
       19,626  Safeway Inc*                                                   967,807
        3,500  Sears Roebuck & Co                                             109,156
          400  Tiffany & Co                                                    16,650
       26,500  TJX Cos Inc                                                    498,531
       18,500  Toys R Us Inc*                                                 336,469
       47,500  Wal Mart Stores Inc                                          2,253,281
        4,200  Walgreen Co                                                    138,075
                                                                        -------------
                                                                            7,970,934
                                                                        -------------
               SERVICES -- 3.3%
        9,300  Catalina Marketing Corp*                                       396,994
       22,100  Ceridian Corp*                                                 534,544
        5,700  Convergys Corp*                                                223,013
        6,500  Devry Inc*                                                     242,938
       21,200  Equifax Inc                                                    539,275
       10,300  Millennium Pharmaceuticals Inc*                              1,474,188
        1,600  Omnicom Group                                                  133,500
       29,100  Paychex Inc                                                  1,298,588
       22,500  Robert Half International Inc*                                 715,781
        3,600  Service Corp International                                       8,325
        1,700  Time Warner Inc                                                145,350
        2,235  VeriSign Inc*                                                  444,486
                                                                        -------------
                                                                            6,156,982
                                                                        -------------
               TECHNOLOGY -- 21.1%
        2,900  Adobe Systems Inc                                              377,000
        2,364  Agilent Technologies Inc*                                      142,579

              See accompanying notes to the financial statements.              5

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       28,000  America Online Inc*                                          1,641,500
       39,000  BEA Systems Inc*                                             2,654,438
       52,100  BMC Software Inc*                                            1,406,700
        9,300  Brocade Communications Systems Inc*                          2,100,056
        5,700  Citrix Systems Inc*                                            125,400
        9,400  Compuware Corp*                                                 99,288
        1,600  Exodus Communications Inc*                                     109,500
       22,300  Honeywell International Inc                                    859,944
       10,500  i2 Technologies Inc*                                         1,776,469
       16,300  Infospace Inc*                                                 635,700
      118,608  Intel Corp                                                   8,880,774
       34,888  JDS Uniphase Corp*                                           4,347,917
        9,500  KLA Instruments Corp*                                          623,438
       50,000  Microsoft Corp*                                              3,490,625
       16,400  Network Appliance Inc*                                       1,918,800
        5,700  Parametric Technology Corp*                                     76,238
          800  PE Corp - PE Biosystems Group                                   78,700
        1,700  Portal Software Inc*                                            93,925
       10,000  Siebel Systems Inc*                                          1,970,000
        9,100  Teradyne Inc*                                                  589,794
       21,300  Veritas Software Corp*                                       2,567,981
       15,600  Vignette Corp*                                                 594,750
       12,600  Yahoo! Inc*                                                  1,530,900
                                                                        -------------
                                                                           38,692,416
                                                                        -------------
               TELECOMMUNICATIONS -- 7.1%
       65,000  AT & T Corp                                                  2,047,500
       21,200  Lucent Technologies Inc                                        886,425
       20,900  Mastec Inc*                                                    752,400
          500  McLeodUSA Inc*                                                   7,906
       22,000  Nextel Communications Inc, Class A*                          1,219,625
       51,900  Nortel Networks Corp                                         4,233,094
        7,900  Redback Networks Inc*                                        1,180,063
          600  RF Micro Devices Inc*                                           26,775
       31,300  SBC Communications Inc                                       1,306,775
       16,600  Sprint Corp (PCS Group)*                                       833,113
       10,672  Verizon Communications                                         465,566
                                                                        -------------
                                                                           12,959,242
                                                                        -------------

              See accompanying notes to the financial statements.
6

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TOBACCO -- 1.5%
       93,284  Philip Morris Cos Inc                                        2,763,539
                                                                        -------------
               TRANSPORTATION -- 0.2%
       17,900  Burlington Northern Santa Fe Railroad Co                       400,513
        1,100  CSX Corp                                                        26,263
                                                                        -------------
                                                                              426,776
                                                                        -------------
               UTILITIES -- 0.5%
        9,200  Calpine Corp*                                                  910,800
                                                                        -------------

               TOTAL COMMON STOCKS (COST $134,579,598)                    180,969,025
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 13.5%
               CASH EQUIVALENTS -- 9.9%
$   1,626,163  Fleet National Bank Time Deposit, 6.82%, due
                 10/31/00(b)                                                1,626,163
$   5,774,410  Harris Trust & Savings Bank Time Deposit, 6.50%, due
                 9/05/00(b)                                                 5,774,410
    1,784,948  Merrimac Cash Fund Premium Class(b)                          1,784,948
$   9,000,000  Prudential Securities Group, Inc. Master Note, 6.96%,
                 due 12/08/00(b)                                            9,000,000
                                                                        -------------
                                                                           18,185,521
                                                                        -------------
               U.S. GOVERNMENT -- 0.5%
$     865,000  U.S. Treasury Bill, 5.94%, due 12/07/00                        850,736
                                                                        -------------

              See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- 3.1%
$   5,690,310  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of
               $5,691,215 and an effective yield of 5.73%,
               collaterized by a U.S. Treasury Obligation with a rate
               of 9.25%, maturity date of 2/15/16 and market value,
               including accrued interest, of $5,806,258.                   5,690,310
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $24,726,986)             24,726,567
                                                                        -------------
               TOTAL INVESTMENTS -- 112.0%
               (Cost $159,306,584)                                        205,695,592

               Other Assets and Liabilities (net) -- (12.0%)              (22,042,937)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 183,652,655
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Valued by management (Note 1).

(b)  Represents investments of security lending collateral (Note 1).

8             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $159,306,584) (Note 1)         $205,695,592
   Receivable for investments sold                               2,039,211
   Dividends and interest receivable                                72,274
   Receivable for variation margin on closed futures
    contracts (Note 1)                                              31,587
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              11,198
                                                              ------------

      Total assets                                             207,849,862
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             5,861,694
   Payable upon return of securities loaned (Note 1)            18,185,521
   Payable for Fund shares repurchased                              49,750
   Payable to affiliate for (Note 2):
      Management fee                                                48,716
      Shareholder service fee                                       22,144
   Accrued expenses                                                 29,382
                                                              ------------

      Total liabilities                                         24,197,207
                                                              ------------
NET ASSETS                                                    $183,652,655
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $ 90,437,014
   Accumulated undistributed net investment income                  27,251
   Accumulated net realized gain                                46,799,382
   Net unrealized appreciation                                  46,389,008
                                                              ------------
                                                              $183,652,655
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $183,652,655
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    36,046,249
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       5.09
                                                              ============

              See accompanying notes to the financial statements.              9

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $609)               $   532,271
   Interest (including securities lending income of $24,604)      169,172
                                                              -----------
         Total income                                             701,443
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        305,660
   Custodian and transfer agent fees                               32,108
   Audit fees                                                      18,124
   Legal fees                                                       4,692
   Trustees fees (Note 2)                                           1,288
   Miscellaneous                                                    1,564
   Fees waived or borne by Manager (Note 2)                       (57,776)
                                                              -----------
                                                                  305,660
   Shareholder service fee (Note 2)
      Class III                                                   138,936
      Net expenses                                                444,596
                                                              -----------
         Net investment income                                    256,847
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                              46,950,237
      Closed futures contracts                                    112,989
                                                              -----------

         Net realized gain                                     47,063,226
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                             (26,370,645)
      Open futures contracts                                       24,396
                                                              -----------

         Net unrealized loss                                  (26,346,249)
                                                              -----------

      Net realized and unrealized gain                         20,716,977
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $20,973,824
                                                              ===========

10            See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    256,847      $    876,153
   Net realized gain                                         47,063,226        37,522,706
   Change in net unrealized appreciation (depreciation)     (26,346,249)       28,498,989
                                                           ------------      ------------
   Net increase in net assets from operations                20,973,824        66,897,848
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                (289,063)         (909,886)
                                                           ------------      ------------
      Total distributions from net investment income           (289,063)         (909,886)
                                                           ------------      ------------
   Net realized gains
      Class III                                             (14,555,331)      (33,701,424)
                                                           ------------      ------------
      Total distributions from net realized gains           (14,555,331)      (33,701,424)
                                                           ------------      ------------
                                                            (14,844,394)      (34,611,310)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (27,138,571)       14,291,017
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (27,138,571)       14,291,017
                                                           ------------      ------------
      Total increase (decrease) in net assets               (21,009,141)       46,577,555
NET ASSETS:
   Beginning of period                                      204,661,796       158,084,241
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $27,251 and $59,467,
    respectively)                                          $183,652,655      $204,661,796
                                                           ============      ============

              See accompanying notes to the financial statements.             11

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ---------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998         1997         1996
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   4.95       $   4.14     $   4.38     $   5.18     $   5.65     $   4.45
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.01           0.02         0.03         0.04         0.07         0.08
   Net realized and unrealized gain               0.57           1.71         0.89         1.41         1.03         1.54
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            0.58           1.73         0.92         1.45         1.10         1.62
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.01)         (0.02)       (0.03)       (0.06)       (0.08)       (0.07)
   From net realized gains                       (0.43)         (0.90)       (1.13)       (2.19)       (1.49)       (0.35)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.44)         (0.92)       (1.16)       (2.25)       (1.57)       (0.42)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   5.09       $   4.95     $   4.14     $   4.38     $   5.18     $   5.65
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  12.44%**       45.24%       22.90%       36.37%       21.64%       37.77%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $183,653       $204,662     $158,084     $202,923     $244,183     $391,366
   Net expenses to average daily net
     assets                                       0.48%*         0.48%        0.48%        0.48%        0.48%        0.48%
   Net investment income to average
     daily net assets                             0.28%*         0.50%        0.64%        0.79%        1.21%        1.54%
   Portfolio turnover rate                          74%            48%          50%          60%         100%          76%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:            --(b)          --(b)  $   0.01     $   0.01     $   0.01           --(b)

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Annualized.
**   Not annualized.

12            See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 1000 Growth Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $17,773,017 collateralized by cash in the amount of $18,185,521 which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. There were no open swap agreements as of August 31, 2000.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 7, 2000, the Fund no longer charges a premium on cash purchases of Fund shares. Prior to April 7, 2000, the premium on cash purchases of Fund shares was .14 % of the amount invested. For the period March 1, 2000 through April 7, 2000 the Fund received $142 in purchase premiums. There is no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $1,288. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $132,751,379 and $172,958,021, respectively.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $159,306,584     $56,464,065       $(10,075,057)    $46,389,008

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 85.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended             Year Ended
                                                            August 31, 2000          February 29, 2000
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                        69,236  $    347,620     411,884  $  1,856,585
         Shares issued to shareholders
           in reinvestment of distributions              3,201,515    14,835,363   7,675,138    34,556,251
         Shares repurchased                             (8,572,875)  (42,321,554) (4,900,307)  (22,121,819)
                                                        ----------  ------------  ----------  ------------
         Net increase (decrease)                        (5,302,124) $(27,138,571)  3,186,715  $ 14,291,017
                                                        ==========  ============  ==========  ============

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               MUTUAL FUND -- 100.0%
   10,461,313  GMO Emerging Country Debt Fund (Cost $95,746,926)         98,754,794
                                                                        -----------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENT -- 0.0%
$       6,011  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $6,012
               and an effective yield of 5.73%, collaterized by a U.S.
               Treasury Obligation with a rate of 9.25%, maturity date
               of 2/15/16 and market value, including accrued
               interest, of $12,989.                                          6,011
                                                                        -----------

               TOTAL SHORT-TERM INVESTMENTS (COST $6,011)                     6,011
                                                                        -----------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $95,752,937)                                        98,760,805

               Other Assets and Liabilities (net) -- (0.0%)                  (8,793)
                                                                        -----------
               TOTAL NET ASSETS -- 100.0%                               $98,752,012
                                                                        ===========

              See accompanying notes to the financial statements.              1

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $95,752,937) (Note 1)          $98,760,805
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              2,450
                                                              -----------
      Total assets                                             98,763,255
                                                              -----------

LIABILITIES:
   Accrued expenses                                                11,243
                                                              -----------
      Total liabilities                                            11,243
                                                              -----------
NET ASSETS                                                    $98,752,012
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $90,601,820
   Accumulated undistributed net investment income              5,143,640
   Accumulated net realized loss                                   (1,316)
   Net unrealized appreciation                                  3,007,868
                                                              -----------
                                                              $98,752,012
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $98,752,012
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    9,918,037
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.96
                                                              ===========

2             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $ 5,143,390
   Interest                                                           250
                                                              -----------
      Total income                                              5,143,640
                                                              -----------
EXPENSES:
   Custodian and transfer agent fees                                5,704
   Audit fees                                                       5,060
   Legal fees                                                       2,208
   Trustees fees (Note 2)                                             552
   Miscellaneous                                                      644
   Fees waived or borne by Manager (Note 2)                       (14,168)
                                                              -----------
      Net expenses                                                     --
                                                              -----------
         Net investment income                                  5,143,640
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                    --
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                 7,328,296
                                                              -----------

      Net realized and unrealized gain                          7,328,296
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $12,471,936
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $ 5,143,640       $  9,371,757
   Net realized gain                                                --          1,061,474
   Change in net unrealized appreciation (depreciation)      7,328,296         14,631,128
                                                           -----------       ------------
   Net increase in net assets from operations               12,471,936         25,064,359
                                                           -----------       ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                     --         (9,371,757)
                                                           -----------       ------------
      Total distributions from net investment income                --         (9,371,757)
                                                           -----------       ------------
   In excess of net investment income
      Class III                                                     --           (963,503)
                                                           -----------       ------------
      Total distributions in excess of net investment
       income                                                       --           (963,503)
                                                           -----------       ------------
   Net realized gains
      Class III                                                     --           (103,181)
                                                           -----------       ------------
      Total distributions from net realized gains                   --           (103,181)
                                                           -----------       ------------
                                                                    --        (10,438,441)
                                                           -----------       ------------
   Net share transactions: (Note 5)
      Class III                                                     --         30,438,441
                                                           -----------       ------------
   Increase in net assets resulting from net share
    transactions                                                    --         30,438,441
                                                           -----------       ------------
      Total increase in net assets                          12,471,936         45,064,359
NET ASSETS:
   Beginning of period                                      86,280,076         41,215,717
                                                           -----------       ------------
   End of period (including accumulated undistributed
    net investment income of $5,143,640 and $0,
    respectively)                                          $98,752,012       $ 86,280,076
                                                           ===========       ============

4             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                    SIX MONTHS ENDED     FEBRUARY 28/29,
                                                    AUGUST 31, 2000   ----------------------
                                                      (UNAUDITED)        2000        1999*
                                                    ----------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  8.70         $  6.84     $ 10.00
                                                        -------         -------     -------

Income from investment operations:
   Net investment income(a)                                0.52            1.10        0.03
   Net realized and unrealized gain (loss)                 0.74            1.97       (3.16)
                                                        -------         -------     -------

      Total from investment operations                     1.26            3.07       (3.13)
                                                        -------         -------     -------

Less distributions to shareholders:
   From net investment income                                --           (1.09)      (0.03)
   In excess of net investment income                        --           (0.11)         --
   From net realized gains                                   --           (0.01)         --
                                                        -------         -------     -------

      Total distributions                                    --           (1.21)      (0.03)
                                                        -------         -------     -------
NET ASSET VALUE, END OF PERIOD                          $  9.96         $  8.70     $  6.84
                                                        =======         =======     =======
TOTAL RETURN(b)                                           14.48%+         46.71%     (31.32)%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $98,752         $86,280     $41,216
   Net expenses to average daily net assets(c)             0.00%**         0.00%       0.00%**
   Net investment income to average daily net
     assets(a)                                            11.38%**        14.22%       0.64%**
   Portfolio turnover rate                                    0%              0%          0%
   Fees and expenses voluntarily waived or borne
     by the Manager consisted of the following per
     share amounts:                                          --(d)           --(d)       --(d)

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying fund. See Note 1.
(d) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Not annualized.
* Period from July 20, 1998 (commencement of operations) through February 28, 1999.
**   Annualized.

              See accompanying notes to the financial statements.              5

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Country Debt Share Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in the Class III Shares of the GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. GMO also serves as investment manager to ECDF. ECDF pursues its objectives by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global.

      The financial statements of ECDF should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of ECDF are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions are recorded on the ex-dividend date of ECDF. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in ECDF (See Note 2).

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premium and redemption fees which are .50% and .25%, respectively. These fees are paid to and retained by ECDF.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager does not directly charge an advisory fee or shareholder service fee. As a shareholder in ECDF, the Fund will indirectly bear all fees and expenses associated with an investment in ECDF. GMO, in its capacity as Manager of ECDF, has agreed to waive a portion of its fee and bear other expenses to the extent that ECDF's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .35% of average daily net assets. Class III shares of ECDF also bear an annual shareholder service fee of .15% of ECDF's average daily net assets. The management fee earned by GMO in its capacity as Manager of ECDF is .35% of average daily net assets. GMO has entered into a binding agreement effective until June 30, 2001 to reimburse ECDF to the extent that ECDF's total annual operating expense (excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeds the management fee.

      GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2001 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), and extraordinary expenses).

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $552. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $5,153,536 and $0 respectively.

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $95,752,937       $3,007,868        $       --       $3,007,868

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2000, 100% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months
                                                                Ended                 Year Ended
                                                           August 31, 2000         February 29, 2000
                                                        ---------------------  -------------------------
                                                         Shares      Amount      Shares        Amount
         Class III:                                     ---------  ----------  -----------  ------------
         Shares sold                                          --   $      --    2,574,003   $20,000,000
         Shares issued to shareholders
           in reinvestment of distributions                   --          --    1,319,651    10,438,441
         Shares repurchased                                   --          --           --            --
                                                        ---------  ----------   ---------   -----------
         Net increase                                         --   $      --    3,893,654   $30,438,441
                                                        =========  ==========   =========   ===========

6.    OTHER

      The miscellaneous receivable in ECDF includes potential recovery amounts from pending litigation commenced by ECDF against a counterparty relating to certain closed credit default swap transactions. The outcome of this litigation is not predictable and the amount actually received by ECDF could be more or less than the amount ECDF believes it is due, as valued by the trustees or other persons acting at their direction.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 26.9%
               U.S. GOVERNMENT -- 11.9%
$   4,892,895  U.S. Treasury Inflation Indexed Note, 3.38%, due
                 01/15/07                                                  4,715,528
                                                                        ------------
               U.S. GOVERNMENT AGENCY -- 15.0%
      291,667  Agency for International Development Floater (Support
                 of Botswana),
                 Variable Rate, 6 mo. U.S. Treasury Bill + .40%,
                 6.78%, due 10/01/12                                         283,190
    1,875,375  Agency for International Development Floater (Support
                 of C.A.B.E.I.),
                 Variable Rate, 6 mo. U.S. Treasury Bill + .40%,
                 6.77%, due 10/01/12                                       1,820,872
    1,917,822  Agency for International Development Floater (Support
                 of Honduras),
                 Variable Rate, 3 mo. U.S. Treasury Bill x 117%,
                 6.75%, due 10/01/11                                       1,850,698
       83,864  Agency for International Development Floater (Support
                 of Peru), Series A, Variable Rate, 6 mo. U.S.
                 Treasury Bill + .35%, 6.67%, due 05/01/14                    80,614
    1,891,373  Small Business Administration Pool #502320,
                 Variable Rate, Prime - 2.18%, 7.32%, due 08/25/18         1,894,210
                                                                        ------------
                                                                           5,929,584
                                                                        ------------

               TOTAL DEBT OBLIGATIONS (COST $10,782,101)                  10,645,112
                                                                        ------------

               MUTUAL FUND -- 72.0%
    1,098,062  GMO Alpha LIBOR Fund                                       28,417,856
                                                                        ------------

               TOTAL MUTUAL FUND (COST $27,610,115)                       28,417,856
                                                                        ------------

              See accompanying notes to the financial statements.              1

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 0.5%
               REPURCHASE AGREEMENT -- 0.5%
$     186,509  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $186,539
               and an effective yield of 5.73%, collaterized by a U.S.
               Treasury Obligation with a rate of 9.25%, maturity date
               of 2/15/16 and market value, including accrued
               interest, of $194,841.                                        186,509
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $186,509)                  186,509
                                                                        ------------
               TOTAL INVESTMENTS -- 99.4%
               (Cost $38,578,725)                                         39,249,477

               Other Assets and Liabilities (net) -- 0.6%                    237,228
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 39,486,705
                                                                        ============

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2000, which are subject to change based on the terms of the security.

2             See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $38,578,725) (Note 1)          $39,249,477
   Receivable for investments sold                                 81,109
   Interest receivable                                            174,916
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              2,913
                                                              -----------
      Total assets                                             39,508,415
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                1,673
      Shareholder service fee                                       5,020
   Accrued expenses                                                15,017
                                                              -----------
      Total liabilities                                            21,710
                                                              -----------
NET ASSETS                                                    $39,486,705
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $38,473,189
   Accumulated undistributed net investment income                384,104
   Accumulated net realized loss                                  (41,340)
   Net unrealized appreciation                                    670,752
                                                              -----------
                                                              $39,486,705
                                                              ===========
SHARES OUTSTANDING                                              4,004,526
                                                              ===========
NET ASSET VALUE PER SHARE                                     $      9.86
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $  404,258
   Dividends from investment company shares                      265,893
                                                              ----------

      Total income                                               670,151
                                                              ----------

EXPENSES:
   Management fee (Note 2)                                        10,529
   Audit fees                                                     12,512
   Custodian and transfer agent fees                               4,324
   Legal fees                                                      1,104
   Trustees fees (Note 2)                                            276
   Miscellaneous                                                     644
   Fees waived or borne by Manager (Note 2)                      (18,860)
                                                              ----------
                                                                  10,529
   Shareholder service fee (Note 2)                               31,587
                                                              ----------
      Net expenses                                                42,116
                                                              ----------

         Net investment income                                   628,035
                                                              ----------

REALIZED AND UNREALIZED GAIN:

   Net realized gain on investments                              298,468
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                  445,021
                                                              ----------

      Net realized and unrealized gain                           743,489
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,371,524
                                                              ==========

4             See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    628,035      $  2,442,431
   Net realized gain (loss)                                     298,468          (313,585)
   Change in net unrealized appreciation (depreciation)         445,021           528,627
                                                           ------------      ------------
   Net increase in net assets from operations                 1,371,524         2,657,473
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income                                       (352,020)       (2,673,480)
                                                           ------------      ------------

Fund share transactions: (Note 5)
   Proceeds from sale of shares                               5,897,401        15,635,155
   Net asset value of shares issued to shareholders in
    payment of distributions declared                           325,775         2,605,023
   Cost of shares repurchased                               (11,247,138)      (28,120,405)
                                                           ------------      ------------
   Net decrease in net assets resulting from Fund share
    transactions                                             (5,023,962)       (9,880,227)
                                                           ------------      ------------
      Total decrease in net assets                           (4,004,458)       (9,896,234)
NET ASSETS:
   Beginning of period                                       43,491,163        53,387,397
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $384,104 and $108,089,
    respectively)                                          $ 39,486,705      $ 43,491,163
                                                           ============      ============

              See accompanying notes to the financial statements.              5

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ---------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998         1997         1996
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.62         $  9.63      $  9.81      $  9.78      $  9.77      $  9.56
                                              -------         -------      -------      -------      -------      -------

Income from investment operations:
   Net investment income(a)                      0.15            0.46+        0.57         0.55         0.47         0.57
   Net realized and unrealized gain
     (loss)                                      0.17            0.05        (0.16)        0.03         0.06         0.20
                                              -------         -------      -------      -------      -------      -------

      Total from investment operations           0.32            0.51         0.41         0.58         0.53         0.77
                                              -------         -------      -------      -------      -------      -------

Less distributions to shareholders:
   From net investment income                   (0.08)          (0.52)       (0.59)       (0.55)       (0.52)       (0.56)
                                              -------         -------      -------      -------      -------      -------

      Total distributions                       (0.08)          (0.52)       (0.59)       (0.55)       (0.52)       (0.56)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $  9.86         $  9.62      $  9.63      $  9.81      $  9.78      $  9.77
                                              =======         =======      =======      =======      =======      =======
TOTAL RETURN(b)                                  3.35%++         5.42%        4.29%        6.10%        5.62%        8.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $39,487         $43,491      $53,387      $37,377      $40,937      $11,066
   Net expenses to average daily net
     assets                                      0.20%*          0.20%        0.20%        0.20%        0.20%        0.25%
   Net investment income to average
     daily net assets(a)                         2.98%*          4.82%        5.50%        5.73%        5.88%        6.49%
   Portfolio turnover rate                         28%            178%          76%          50%         287%         139%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $    --(c)      $  0.01      $  0.03      $  0.03      $  0.03      $  0.03

(a) Net investment income for the six months ended August 31, 2000 and for the year ended February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

6             See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Short-Term Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares.

      The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high-quality fixed income instruments. The Fund's benchmark is the Salomon Smith Barney 3 Month T-Bill Index.

      At August 31, 2000, 72% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 29, 2000, the Fund had capital loss carryforwards available to offset future capital gains, if any, in the amounts of $4,067, $22,157 and $41,210, expiring in 2002, 2007 and 2008, respectively. The value of the capital loss carryforwards may be limited due to significant shareholder activity.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts and amortization of premiums. Dividend income is recognized on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fees.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $276. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                  Purchases      Sales
                                                                  ----------  -----------
         U.S. Government securities                               $4,623,914  $ 4,736,645
         Investments (non-U.S. Government securities)              7,015,893   10,580,000

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $38,578,725        $809,090         $(138,338)        $670,752

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 70.8% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended     Year Ended
                                                                  August 31, 2000   February 29, 2000
                                                                  ----------------  -----------------
         Shares sold                                                    605,973          1,627,899
         Shares issued to shareholders
           in reinvestment of distributions                              33,538            273,049
         Shares repurchased                                          (1,155,648)        (2,924,097)
                                                                    -----------        -----------
         Net decrease                                                  (516,137)        (1,023,149)
         Fund shares:
           Beginning of period                                        4,520,663          5,543,812
                                                                    -----------        -----------
           End of period                                              4,004,526          4,520,663
                                                                    ===========        ===========

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

         PAR VALUE   DESCRIPTION                                          VALUE ($)
------------------------------------------------------------------------------------
                     DEBT OBLIGATIONS -- 104.5%
                     UNITED STATES -- 104.5%
                     ASSET BACKED SECURITIES -- 4.9%
USD       3,000,000  Oasis CBO Ltd, 144A,
                       Variable Rate, 6 mo. LIBOR + .38%, 7.44%, due
                       05/30/11                                            2,887,500
                                                                         -----------
                     CORPORATE DEBT -- 1.8%
USD       1,200,000  JP Morgan and Co. Series A,
                       Variable Rate, CPI + 4.00%, 7.73%, due 02/15/12     1,034,520
                                                                         -----------
                     U.S. GOVERNMENT -- 61.2%
USD      15,037,365  U.S. Treasury Inflation Indexed Bond, 3.88%, due
                       04/15/29                                           14,990,373
USD       1,331,363  U.S. Treasury Inflation Indexed Bond, 3.63%, due
                       04/15/28                                            1,268,955
USD      16,995,634  U.S. Treasury Inflation Indexed Note, 3.88%, due
                       01/15/09(a)                                        16,804,433
USD       2,718,275  U.S. Treasury Inflation Indexed Note, 3.38%, due
                       01/15/07                                            2,619,737
                                                                         -----------
                                                                          35,683,498
                                                                         -----------
                     U.S. GOVERNMENT AGENCY -- 36.6%
USD       8,625,000  Federal Home Loan Bank,
                       Variable Rate, CPI + 3.15%, 6.89%, due 02/15/02     8,419,294
USD      14,135,030  Tennessee Valley Authority (Indexed Principal),
                       3.38%, due 01/15/07                                12,967,370
                                                                         -----------
                                                                          21,386,664
                                                                         -----------

                     TOTAL UNITED STATES                                  60,992,182
                                                                         -----------

                     TOTAL DEBT OBLIGATIONS (COST $60,883,504)            60,992,182
                                                                         -----------

              See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          SHARES/
         PAR VALUE   DESCRIPTION                                          VALUE ($)
------------------------------------------------------------------------------------
                     MUTUAL FUND -- 3.4%
             76,551  GMO Alpha LIBOR Fund                                  1,981,131
                                                                         -----------

                     TOTAL MUTUAL FUND (COST $1,962,944)                   1,981,131
                                                                         -----------
                     SHORT-TERM INVESTMENTS -- 0.1%
                     REPURCHASE AGREEMENT -- 0.1%
USD          33,771  Salomon Smith Barney Inc. Repurchase Agreement,
                     dated 8/31/00, due 9/1/00, with a maturity value
                     of $33,776 and an effective yield of 5.73%,
                     collaterized by a U.S. Treasury Obligation with a
                     rate of 9.25%, maturity date of 2/15/16 and market
                     value, including accrued interest, of $38,968.           33,771
                                                                         -----------

                     TOTAL SHORT-TERM INVESTMENTS (COST $33,771)              33,771
                                                                         -----------
                     TOTAL INVESTMENTS -- 108.0%
                     (Cost $62,880,219)                                   63,007,084

                     Other Assets and Liabilities (net) -- (8.0%)         (4,658,024)
                                                                         -----------
                     TOTAL NET ASSETS -- 100.0%                          $58,349,060
                                                                         ===========

              See accompanying notes to the financial statements.
2

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CPI - Consumer Price Index

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2000, which are subject to change based on the terms of the security.

CURRENCY ABBREVIATIONS:

USD - United States Dollar

(a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

              See accompanying notes to the financial statements.              3

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $62,880,219) (Note 1)          $63,007,084
   Interest receivable                                            488,069
   Net receivable for open forward foreign currency
    contracts (Notes 1 and 6)                                      15,940
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              4,756
                                                              -----------
      Total assets                                             63,515,849
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                4,932
      Shareholder service fee                                       7,296
   Payable for open swap contracts (Notes 1 and 6)                 58,134
   Payable for reverse repurchase agreements (Notes 1 and 6)    5,054,262
   Accrued expenses and other liabilities                          42,165
                                                              -----------
      Total liabilities                                         5,166,789
                                                              -----------
NET ASSETS                                                    $58,349,060
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $56,819,327
   Accumulated undistributed net investment income              2,273,487
   Accumulated net realized loss                                 (828,425)
   Net unrealized appreciation                                     84,671
                                                              -----------
                                                              $58,349,060
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $58,349,060
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    5,681,328
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     10.27
                                                              ===========

4             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $2,471,631
   Dividends from investment company shares                       26,429
                                                              ----------
      Total income                                             2,498,060
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        28,696
   Interest expense (Notes 1 and 6)                              127,088
   Audit fees                                                     14,168
   Custodian and transfer agent fees                              10,212
   Legal fees                                                      1,472
   Trustees fees (Note 2)                                            368
   Registration fees                                                  92
   Miscellaneous                                                     552
   Fees waived or borne by Manager (Note 2)                      (26,864)
                                                              ----------
                                                                 155,784
   Shareholder service fee (Note 2)
      Class III                                                   43,044
                                                              ----------
      Net expenses                                               198,828
                                                              ----------
         Net investment income                                 2,299,232
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                (67,436)
      Foreign currency, forward contracts and foreign
      currency related transactions                               35,992
                                                              ----------

         Net realized loss                                       (31,444)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              1,260,475
      Open swap contracts                                        (58,134)
      Foreign currency, forward contracts and foreign
      currency related transactions                               (6,403)
                                                              ----------

         Net unrealized gain                                   1,195,938
                                                              ----------

      Net realized and unrealized gain                         1,164,494
                                                              ----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $3,463,726
                                                              ==========

              See accompanying notes to the financial statements.              5

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $ 2,299,232        $ 2,711,641
   Net realized loss                                           (31,444)          (510,474)
   Change in net unrealized appreciation (depreciation)      1,195,938           (867,389)
                                                           -----------        -----------
   Net increase in net assets from operations                3,463,726          1,333,778
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                               (433,148)        (2,424,991)
                                                           -----------        -----------
      Total distributions from net investment income          (433,148)        (2,424,991)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                              3,367,641         27,894,644
                                                           -----------        -----------
   Increase in net assets resulting from net share
    transactions                                             3,367,641         27,894,644
                                                           -----------        -----------
      Total increase in net assets                           6,398,219         26,803,431
NET ASSETS:
   Beginning of period                                      51,950,841         25,147,410
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $2,273,487 and $407,403,
    respectively)                                          $58,349,060        $51,950,841
                                                           ===========        ===========

6             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED      YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2000   -----------------------------------
                                                 (UNAUDITED)        2000         1999        1998*
                                               ----------------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.72         $  9.88      $ 10.04     $ 10.00
                                                   -------         -------      -------     -------

Income from investment operations:
   Net investment income                              0.41+           0.65+        0.61        0.42+
   Net realized and unrealized gain (loss)            0.22           (0.30)       (0.18)      (0.04)
                                                   -------         -------      -------     -------

      Total from investment operations                0.63            0.35         0.43        0.38
                                                   -------         -------      -------     -------

Less distributions to shareholders:
   From net investment income                        (0.08)          (0.51)       (0.59)      (0.30)
   In excess of net investment income                   --              --           --       (0.02)
   From net realized gains                              --              --           --          --(a)
   From tax return of capital                           --              --           --       (0.02)
                                                   -------         -------      -------     -------

      Total distributions                            (0.08)          (0.51)       (0.59)      (0.34)
                                                   -------         -------      -------     -------
NET ASSET VALUE, END OF PERIOD                     $ 10.27         $  9.72      $  9.88     $ 10.04
                                                   =======         =======      =======     =======
TOTAL RETURN(b)                                       6.44%++         3.57%        4.28%       3.77%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $58,349         $51,951      $25,147     $25,660
   Net operating expenses to average daily
     net assets                                       0.25%**         0.25%        0.25%       0.25%**
   Interest expense to average daily net
     assets                                           0.44%**         0.45%          --          --
   Total net expenses to average daily net
     assets                                           0.69%(c)**      0.70%(c)      0.25%      0.25%**
   Net investment income to average daily net
     assets                                           8.01%**         6.49%        4.93%       4.48%**
   Portfolio turnover rate                              11%            112%          94%          9%
   Fees and expenses voluntarily waived or
     borne by the Manager consisted of the
     following per share amounts:                  $  0.01         $  0.01      $  0.04     $  0.04

*    Period from March 31, 1997 (commencement of operations) to February 28,
     1998.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not Annualized.
(a)  The per share distribution from net realized gains was $0.002.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

              See accompanying notes to the financial statements.              7

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Inflation Indexed Bond Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's benchmark is the Lehman Brothers Treasury Inflation Notes Index.

      Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

      At August 31, 2000, 3.4% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of other

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Funds of the Trust are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currency the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through a currency contract as of August 31, 2000.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, forward swap spread lock and total return swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of the open swap agreement as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the contracted repurchase price under the agreement. At August 31, 2000, the Fund had entered into a reverse repurchase agreement having a market value of $5,054,262, collateralized by a security with a market value of $5,176,000. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 2000.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 29, 2000 the Fund had capital loss carryforwards available to offset future capital gains, if any, in the amounts of $108,055 and $600,546, expiring in 2007 and 2008, respectively. The value of the capital loss carryforwards may be limited due to significant shareholder activity.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective March 15, 2000, the Fund no longer charges a premium on cash purchases or a fee on redemptions of Fund shares. Prior to March 15, 2000, the premium on cash purchases and fee on redemptions of Fund shares was .10% of the amount invested or redeemed. These fees were reduced by 50% with respect to any portion of a purchase or redemption that was offset by a corresponding redemption or purchase, respectively, occurring on the same day. In addition, the purchase premium or redemption fee for the Fund was reduced by 50% if the purchaser made an in-kind purchase of Fund shares or if the purchase or redemption was part of a transfer from or to another Fund where the Manager was able to transfer securities among the Funds to effect the transaction. For the period March 1, 2000 through March 15, 2000, the Fund received $104 in purchase premiums and no redemption fees.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases     Sales
                                                                  -----------  ----------
         U.S. Government securities                               $10,199,061  $3,978,975
         Investments (non-U.S. Government securities)               4,091,429   2,612,568

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $62,880,219        $449,171         $(322,306)        $126,865

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2000, 12.7% of the outstanding shares of the Fund were held by one shareholder, which is another fund of the GMO Trust.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                                           Six Months Ended            Year Ended
                                                            August 31, 2000         February 29, 2000
                                                        -----------------------  -----------------------
                                                          Shares      Amount       Shares      Amount
         Class III:                                     ----------  -----------  ----------  -----------
         Shares sold                                     1,278,702  $12,907,458   2,953,506  $29,494,235
         Shares issued to shareholders
           in reinvestment of distributions                 31,496      320,001     168,614    1,618,872
         Shares repurchased                               (973,448)  (9,859,818)   (321,584)  (3,218,463)
                                                        ----------  -----------  ----------  -----------
         Net increase                                      336,750  $ 3,367,641   2,800,536  $27,894,644
                                                        ==========  ===========  ==========  ===========

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                             Net Unrealized
         Settlement                      Units                Appreciation
            Date     Deliver/Receive  of Currency   Value    (Depreciation)
         ----------  ---------------  -----------  --------  --------------
              Buys

           9/12/00            NZD      1,000,000   $428,216     $(25,844)
                                                                ========
             Sales

           9/12/00            NZD      1,000,000   $428,216     $ 41,784
                                                                ========

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENT

         Face Value                               Description                                Market Value
         ----------  ----------------------------------------------------------------------  ------------
         $5,054,262  Barclays Bank, 6.47%, dated 8/02/00, to be repurchased on demand         $5,054,262
                                                                                              ==========
                     at face value plus accrued interest.

         Average balance outstanding                                   $3,954,302
         Average interest rate                                               6.24%
         Maximum balance outstanding                                   $5,556,801
         Average shares outstanding                                     5,651,168
         Average balance per share outstanding                         $      .70

      Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

      SWAP AGREEMENTS

          Notional    Expiration                                                       Unrealized
           Amount        Date                        Description                      Depreciation
         -----------  ----------  --------------------------------------------------  ------------

         FORWARD SWAP SPREAD LOCK SWAP

         $15,000,000    4/04/01   Agreement with Morgan Guaranty Trust Company dated    $(58,134)
                                  4/04/00 to pay (receive) the notional amount
                                  multiplied by the difference between the 10 year
                                  swap spread and a fixed spread times the duration
                                  of the 10 year swap rate.
                                                                                        --------
                                                                                        $(58,134)
                                                                                        ========

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------
                DEBT OBLIGATIONS -- 102.1%
                ASSET BACKED SECURITIES -- 87.3%
    40,000,000  Aircraft Finance Trust Series 99-1A Class A1,
                  Variable Rate, 1 mo. LIBOR + .48%, 7.10%, due 05/15/24                      39,957,813
     7,000,000  American Express Credit Account Master Trust Series 00-2 Class A,
                  Variable Rate, 1 mo. LIBOR + .17%, 6.78%, due 09/17/07                       7,006,836
     4,000,000  American Express Credit Account Master Trust Series 98-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .09% , 6.71%, due 01/17/06                      4,000,937
    16,000,000  American Express Credit Account Master Trust Series 99-5 Class A,
                  Variable Rate, 1 mo. LIBOR + .24%, 6.86%, due 02/15/07                      16,060,625
    15,000,000  Americredit Automobile Receivables Trust Series 00-B Class A4,
                  Variable Rate, 1 mo. LIBOR + .20%, 6.82%, due 04/05/07                      14,981,250
     9,961,000  Anfield Road I Ltd. Class A,
                  Variable Rate, 6 mo. LIBOR + .25%, 7.14%, due 11/06/06                       9,814,698
    30,000,000  Augusta Funding Ltd. Series 10A Class F1, 144A,
                  Variable Rate, 3 mo. LIBOR + .25%, 7.03%, due 06/30/17                      29,268,750
    13,500,000  BEA CBO Series 98-1A Class A2A, 144A, 6.72%, due 06/15/10                     12,065,625
    30,500,000  Big Flower Receivables Master Trust Series 96-2 Class A,
                  Variable Rate, LIBOR + .25%, 6.87%, due 04/25/03                            30,073,000
    11,860,000  Brazos Student Loan Finance Corp Series 96-B Class A4,
                  Variable Rate, 3 mo. U.S. Treasury Bill + .50%, 6.83%, due 12/01/02         11,860,000
    27,000,000  Chevy Chase Master Credit Card Trust Series 98-A Class A,
                  Variable Rate, 1 mo. LIBOR + .15%, 6.77%, due 10/16/06                      27,000,000
    15,000,000  Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due 01/15/10                   13,809,375
     2,800,000  Cigna CBO Ltd Series 96-1 Class A2, 144A, 6.46%, due 11/15/08                  2,793,000
    42,143,000  Discover Card Master Trust I Series 00-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .17%, 6.79%, due 08/16/07(a)                   42,184,155
     5,000,000  Discover Card Master Trust I Series 00-3 Class A,
                  Variable Rate, 1 mo. LIBOR + .12%, 6.74%, due 09/16/05                       5,004,102
    10,000,000  Discover Card Master Trust I series 00-5 Class A,
                  Variable Rate, 1 mo. LIBOR + .18%, 6.80%, due 11/15/07                      10,016,406
    16,645,000  Discover Card Master Trust I Series 94-2 Class A,
                  Variable Rate, 1 mo. LIBOR + .35%, 6.97%, due 10/16/04(a)                   16,697,016
    10,000,000  Discover Card Master Trust I Series 97-3 Class A,
                  Variable Rate, 1 mo. LIBOR + .13%, 6.75%, due 04/16/07                       9,970,703
     6,000,000  EMAC Series 98-1 Class A2, 144A, 6.38%, due 04/15/07                           5,730,000
     5,000,000  First Deposit Master Trust Series 96-1 Class A,
                  Variable Rate, 1 mo. LIBOR +.17%, 6.79%, due 08/15/07                        5,007,617
     5,000,000  First USA Credit Card Master Trust Series 98-5 Class A,
                  Variable Rate, 1 mo. LIBOR + .10%, 6.72%, due 04/18/06                       4,998,437

              See accompanying notes to the financial statements.              1

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------
                ASSET BACKED SECURITIES -- CONTINUED
     3,500,000  Fleet Credit Card Master Trust II Series 00-A Class A,
                  Variable Rate, 1 mo. LIBOR + .13%, 6.75%, due 07/15/05                       3,503,145
    16,753,846  Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                  Variable Rate, 6 mo. LIBOR + .30%, 6.81%, due 10/15/10                      16,641,281
     5,000,000  Honda Auto Lease Trust Series 99-A Class A4, 6.45%, due 09/16/02               4,971,875
     1,950,000  Keycorp Student Loan Trust Series 94-B Certificates,
                  Variable Rate, 1 mo. LIBOR + .73%, 7.35%, due 11/25/21                       1,948,477
     9,000,000  MBNA Master Credit Card Trust Series 00-C Class A,
                  Variable Rate, 1 mo. LIBOR + .16%, 6.78%, due 07/15/07                       9,007,031
    10,000,000  MBNA Master Credit Card Trust Series 95-G Class A,
                  Variable Rate, 1 mo. LIBOR + .21%, 6.83%, due 10/15/02                      10,024,609
     7,000,000  MBNA Master Credit Card Trust Series 96-A Class A,
                  Variable Rate, 1 mo. LIBOR + .21%, 6.83%, due 07/15/05                       7,021,328
     7,000,000  MBNA Master Credit Card Trust Series 97-1 Class B,
                  Variable Rate, 1 mo. LIBOR + .31%, 6.93%, due 01/15/07                       6,990,156
    23,450,000  MBNA Master Credit Card Trust Series 97-J Class A,
                  Variable Rate, 1 mo. LIBOR + .12%, 6.74%, due 02/15/07                      23,437,176
     4,000,000  MBNA Master Credit Card Trust Series 98-C Class B,
                  Variable Rate, 1 mo. LIBOR + .25%, 6.87%, due 11/15/05                       3,994,688
     7,000,000  MBNA Master Credit Card Trust Series 98-D Class B,
                  Variable Rate, 1 mo. LIBOR + .25%, 6.87%, due 12/15/05                       6,980,586
    10,000,000  Meridian Fund Co LLC, 144A,
                  Variable Rate, 3 mo. LIBOR +.30%, 7.01%, due 08/10/10                       10,000,000
     5,000,000  Navistar Financial Dealer Note Master Trust Series 97-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .15%, 6.77%, due 08/25/03                       4,995,703
     8,000,000  Neiman Marcus Group Credit Card Master Trust Series 00-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .27%, 6.89%, due 04/15/08                       8,000,000
     2,500,000  Nomura CBO Ltd Series 97-2 Class A2, Step up, 6.26%, due 10/30/09              2,381,250
    19,095,742  Northstar CBO Ltd. Series 97-2 Class A2, 144A,
                  Variable Rate, Step Up, 6.62%, due 07/15/09                                 18,021,607
    14,000,000  NPF VI, Inc. Series 99-1 Class A, 144A, 6.25%, due 02/01/03                   13,724,375
    10,000,000  NPF XII, Inc. Series 00-1 Class A,
                  Variable Rate, 1 mo. LIBOR +.48% , 7.17%, due 03/01/03                       9,971,875
    25,000,000  NPF XII, Inc. Series 99-2 Class A, 144A, 7.05%, due 06/01/03                  24,750,000
    10,000,000  Pacific Life CBO Series 98-1A Class A2A, 144A,
                  Variable Rate, Step Up, 6.56%, due 02/15/10                                  9,362,500
    28,000,000  Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                  Variable Rate, Step Up, 6.33%, due 09/15/09                                 26,810,000
    29,057,712  SHYPPCO Finance Company Series 1I Class A-2B, 6.64%, due 06/15/10             27,052,730

2             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------
                ASSET BACKED SECURITIES -- CONTINUED
     4,932,000  SMS Student Loan Trust 95-A Certificates,
                  Variable Rate, 1 mo. LIBOR + .65%, 7.27%, due 04/25/25                       4,932,000
     5,966,000  SMS Student Loan Trust Series 94-A Certificates,
                  Variable Rate, 1 mo. LIBOR + .70%, 7.32%, due 07/26/21                       5,976,254
     5,257,000  SMS Student Loan Trust Series 94-B Certificates,
                  Variable Rate, 1 mo. LIBOR + .75%, 7.37%, due 10/25/23                       5,275,892
     2,694,168  SMS Student Loan Trust Series 94-B Class A2,
                  Variable Rate, 1 mo. LIBOR + .30%, 6.92%, due 04/25/16                       2,703,429
     5,008,000  Society Student Loan Trust Series 93-A Class B,
                  Variable Rate, 1 mo. LIBOR + .75%, 7.37%, due 07/25/03                       5,002,992
    12,534,172  Starvest Emerging Markets CBO-I Series 1A, Class A,
                  Variable Rate, 6 mo. LIBOR + .19%, 144A, 7.08%, due 07/30/11                12,230,610
     5,500,000  Student Loan Marketing Association Series 96-4 Class A2,
                  Variable Rate, 3 mo. U.S. Treasury Bill + .64%, 6.96%, due 07/25/09          5,415,781
    14,463,000  Team Fleet Financing Corp Series 98-3A Class A, 144A, 6.13%, due 10/25/04     13,970,354
    17,696,742  The Money Store Business Loan Backed Trust Series 99-1 Class AN,
                  Variable Rate, 1 mo. LIBOR +.50%, 7.12%, due 09/15/17                       17,779,695
    10,000,000  Volkswagen Credit Auto Master Trust Series 2000-1 Class A,
                  Variable Rate, 1 mo. LIBOR +.16%, 6.78%, due 08/20/07                       10,000,000
                                                                                             -----------
                                                                                             651,177,744
                                                                                             -----------
                CORPORATE DEBT -- 6.7%
    11,250,000  Banco Santander, Series MBIA, 6.50%, due 11/01/05                             10,673,438
     9,719,383  Continental Airlines Series 99-1A, 6.55%, due 02/02/19                         8,941,832
     3,000,000  Eagle Pier Corp BV,
                  Variable Rate, 6 mo. LIBOR + .25%, 6.78%, due 10/03/01                       3,001,500
    24,650,000  Pemex Finance Ltd. Series 1A1 Class A2, 144A, 6.30%, due 05/15/10             22,648,420
     5,000,000  Westralia Airports Corp, 144A, 6.48%, due 04/01/10                             4,612,500
                                                                                             -----------
                                                                                              49,877,690
                                                                                             -----------
                STRUCTURED NOTES -- 0.7%
     6,183,333  Polaris Funding Company, Series EMTN,
                  Variable Rate, 1 mo. LIBOR + .45%, 7.07%, due 01/07/05                       5,653,885
                                                                                             -----------

              See accompanying notes to the financial statements.              3

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)/
  PRINCIPAL
    AMOUNT      DESCRIPTION                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY -- 7.4%
     1,350,000  Agency for International Development Floater (Support of Belize),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 6.87%, due 01/01/14          1,317,094
     5,209,375  Agency for International Development Floater (Support of C.A.B.E.I.),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 6.77%, due 10/01/12          5,057,978
     2,301,386  Agency for International Development Floater (Support of Honduras),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 6.75%, due 10/01/11          2,220,837
    10,000,000  Agency for International Development Floater (Support of India),
                  Variable Rate, 3 mo. LIBOR + .10%, 6.81%, due 02/01/27                       9,800,000
    15,000,000  Agency for International Development Floater (Support of Morocco),
                  Variable Rate, 6 mo. LIBOR + .15%, 6.96%, due 10/29/26                      14,737,500
     1,625,161  Agency for International Development Floater (Support of Morocco),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 6.83%, due 11/15/14          1,581,484
     3,058,004  Agency for International Development Floater (Support of Peru), Series A,
                  Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 6.67%, due 05/01/14           2,939,507
       100,000  Agency for International Development Floater (Support of Peru),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 114%, 6.70%, due 02/01/02             99,563
     1,916,667  Agency for International Development Floater (Support of Zimbabwe),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 6.63%, due 01/01/12          1,842,396
     1,000,000  Federal Farm Credit Bank,
                  Variable Rate, CPI + 3.00%, 6.76%, due 02/14/02                                974,160
     2,000,000  Federal Home Loan Bank,
                  Variable Rate, CPI + 3.15%, 6.89%, due 02/15/02(b)                           1,952,300
       804,000  Ship Co 668, Series A, 8.50%, due 05/11/02                                       804,000
     1,732,625  Small Business Administration Series 95-C, 6.88%, due 09/01/05                 1,688,443
    10,650,000  Tennessee Valley Authority Series B, 6.24%, due 07/15/45                      10,591,532
                                                                                             -----------
                                                                                              55,606,794
                                                                                             -----------

                TOTAL DEBT OBLIGATIONS (COST $760,897,963)                                   762,316,113
                                                                                             -----------
                PUT OPTIONS PURCHASED -- 0.0%
                OPTIONS ON FUTURES -- 0.0%
    10,000,000  Eurodollar, Expires 9/18/00, Strike 93.25                                         50,000
                                                                                             -----------

                TOTAL PUT OPTIONS PURCHASED (COST $241,750)                                       50,000
                                                                                             -----------

4             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 0.4%
               COMMERCIAL PAPER -- 0.4%
$   2,600,000  Galleon Capital Corp, 144A, 6.57%, due 9/01/00              2,600,000
                                                                        ------------
               REPURCHASE AGREEMENT -- 0.0%
$      80,120  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $80,133
               and an effective yield of 5.73%, collaterized by a U.S.
               Treasury Obligation with a rate of 9.25%, maturity date
               of 2/15/16 and market value, including accrued
               interest, of $90,926.                                          80,120
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $2,680,120)              2,680,120
                                                                        ------------
               TOTAL INVESTMENTS -- 102.5%
               (Cost $763,819,833)                                       765,046,233

               Other Assets and Liabilities (net) -- (2.5%)              (18,639,123)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $746,407,110
                                                                        ============
               NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CBO - Collateralized Bond Obligation

CPI - Consumer Price Index

EMTN - Euromarket Medium Term Note

MBIA - Municipal Bond Insurance Association

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August
  31, 2000, which are subject to change based on the terms of the security, including varying reset dates.

(a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.              5

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $763,819,833) (Note 1)                        $765,046,233
   Interest receivable                                                          6,317,856
   Receivable for open swap contracts (Notes 1 and 6)                             689,874
   Receivable for expenses waived or borne by Manager (Note 2)                     10,323
                                                                             ------------
      Total assets                                                            772,064,286
                                                                             ------------

LIABILITIES:
   Payable for variation margin on open futures contracts (Notes 1 and 6)         549,403
   Payable for reverse repurchase agreements (Notes 1 and 6)                   24,783,612
   Accrued expenses and other liabilities                                         324,161
                                                                             ------------
      Total liabilities                                                        25,657,176
                                                                             ------------
NET ASSETS                                                                   $746,407,110
                                                                             ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                           $731,664,264
   Accumulated undistributed net investment income                             15,528,599
   Accumulated net realized loss                                               (2,332,916)
   Net unrealized appreciation                                                  1,547,163
                                                                             ------------
                                                                             $746,407,110
                                                                             ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                          $746,407,110
                                                                             ============

SHARES OUTSTANDING:
   Class III                                                                   28,841,501
                                                                             ============

NET ASSET VALUE PER SHARE:
   Class III                                                                 $      25.88
                                                                             ============

6             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $16,221,582
                                                              -----------
      Total income                                             16,221,582
                                                              -----------
EXPENSES:
   Interest expense (Notes 1 and 6)                               687,732
   Custodian and transfer agent fees                               25,208
   Audit fees                                                      21,896
   Legal fees                                                       9,568
   Trustees fees (Note 2)                                           2,300
   Miscellaneous                                                    1,012
   Fees waived or borne by Manager (Note 2)                       (59,984)
                                                              -----------
      Net expenses                                                687,732
                                                              -----------
         Net investment income                                 15,533,850
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on:
      Investments                                                (419,746)
      Closed futures contracts                                 (2,107,682)
                                                              -----------

         Net realized loss                                     (2,527,428)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                               1,114,626
      Open futures contracts                                     (137,631)
      Open swap contracts                                         413,037
                                                              -----------

         Net unrealized gain                                    1,390,032
                                                              -----------

      Net realized and unrealized loss                         (1,137,396)
                                                              -----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $14,396,454
                                                              ===========

              See accompanying notes to the financial statements.              7

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                             DECEMBER 31, 1999
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2000   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 29, 2000
                                                         ----------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $ 15,533,850         $  3,505,641
   Net realized gain (loss)                                  (2,527,428)             194,512
   Change in net unrealized appreciation (depreciation)       1,390,032              157,131
                                                           ------------         ------------
   Net increase in net assets from operations                14,396,454            3,857,284
                                                           ------------         ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (3,510,892)                  --
                                                           ------------         ------------
      Total distributions from net investment income         (3,510,892)                  --
                                                           ------------         ------------
   Net share transactions: (Note 5)
      Class III                                             397,420,581          334,243,683
                                                           ------------         ------------
   Increase in net assets resulting from net share
    transactions                                            397,420,581          334,243,683
                                                           ------------         ------------
      Total increase in net assets                          408,306,143          338,100,967
NET ASSETS:
   Beginning of period                                      338,100,967                   --
                                                           ------------         ------------
   End of period (including accumulated undistributed
    net investment income of $15,528,599 and
    $3,505,641, respectively)                              $746,407,110         $338,100,967
                                                           ============         ============

8             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                             DECEMBER 31, 1999
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2000   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 29, 2000
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  25.29             $  25.00
                                                             --------             --------

Income from investment operations:
   Net investment income                                         0.91++               0.26
   Net realized and unrealized gain (loss)                      (0.09)                0.03
                                                             --------             --------

      Total from investment operations                           0.82                 0.29
                                                             --------             --------

Less distributions to shareholders:
   From net investment income                                   (0.23)                  --
                                                             --------             --------

      Total distributions                                       (0.23)                  --
                                                             --------             --------
NET ASSET VALUE, END OF PERIOD                               $  25.88             $  25.29
                                                             ========             ========
TOTAL RETURN(a)                                                  3.26%+               1.16%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $746,407             $338,101
   Net operating expenses to average daily net assets            0.00%*               0.00%*
   Interest expense to average daily net assets                  0.31%*               0.40%*
   Total net expenses to average daily net assets                0.31%*(c)            0.40%*(c)
   Net investment income to average daily net assets             7.02%*               6.77%*
   Portfolio turnover rate                                         16%                   4%
   Fees and expenses voluntarily waived or borne by the
     Manager consisted of the following per share
     amounts:                                                      --(b)                --(b)

(a) The total return would have been lower had certain expenses not been waived during the period shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
*    Annualized.
+    Not annualized.
++   Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              9

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Alpha LIBOR Fund (the "Fund") , which commenced operations on
      December 31, 1999, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark is the 3 month London Inter-Bank Offer Rate ("LIBOR") Index.

      Shares of Alpha LIBOR Fund are not publicly available for direct purchase.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See
      Note 6 for all open futures contracts as of August 31, 2000.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2000.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 the Fund had no written option contracts outstanding.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. Forward swap spread lock swap agreements involve

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      involve the risk that the market value of the securities the Fund has sold may decline below the contractual repurchase price under the agreement. At August 31, 2000, the Fund had entered into three reverse repurchase agreements each having a market value of $9,877,000, 5,064,442 and 9,842,170, respectively, collateralized by securities with an aggregate market value of $25,186,035. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 2000.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective July 26, 2000, the Fund no longer charges a purchase premium. Prior to July 26, 2000, the premium on cash purchases of Fund shares was .05% of the amount invested. The premium was waived with respect to any portion of a purchase that was offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund was waived if the purchaser made an in-kind purchase of Fund shares. For the period March 1, 2000 through July 26, 2000, the Fund received $63,174 in purchase premiums. There is no premium for redemptions or reinvested distributions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO does not charge the Fund any management or service fees. In addition, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) until June 30, 2001.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $2,300. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $494,341,452 and $77,831,875, respectively.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $763,819,833      $2,079,985        $(853,585)       $1,226,400

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 100% of the outstanding shares of the Fund were held by other Funds of the GMO Trust.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                           Period from
                                                                                        December 31, 1999
                                                                                        (commencement of
                                                             Six Months Ended              operations)
                                                             August 31, 2000        through February 29, 2000
                                                        --------------------------  -------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  -----------  ------------
         Shares sold                                     20,473,533  $ 525,626,876   13,962,351  $349,243,683
         Shares issued to shareholders in reinvestment
           of distributions                                 137,037      3,510,892           --            --
         Shares repurchased                              (5,136,387)  (131,717,187)    (595,033)  (15,000,000)
                                                        -----------  -------------  -----------  ------------
         Net increase                                    15,474,183  $ 397,420,581   13,367,318  $334,243,683
                                                        ===========  =============  ===========  ============

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FUTURES CONTRACTS

                  Number of                                                                            Contract    Net Unrealized
                  Contracts                               Type                       Expiration Date     Value      Depreciation
         ---------------------------  ---------------------------------------------  ---------------  -----------  --------------

                    Sales
                     416              U.S. Treasury Note 10 Yr.                       December 2000   $41,632,500    $(102,892)
                     981              U.S. Treasury Note 5 Yr.                        December 2000    98,161,313     (266,219)
                                                                                                                     ---------
                                                                                                                     $(369,111)
                                                                                                                     =========

      At August 31, 2000, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

      REVERSE REPURCHASE AGREEMENTS

         Face Value                        Description                        Market Value
         ----------  -------------------------------------------------------  ------------
         $9,877,000  Barclays Bank, 6.86%, dated 6/6/00, to be repurchased
                     at $10,050,155 on 9/6/00.                                $ 9,877,000
          5,064,442  Barclays Bank, 6.65%, dated 7/12/00, to be repurchased
                     at $5,225,351 on 12/31/00.                                 5,064,442
          9,842,170  Barclays Bank, 6.98%, dated 8/3/00, to be repurchased
                     at $10,197,112 on 2/5/01.                                  9,842,170
                                                                              -----------
                                                                              $24,783,612
                                                                              ===========

         Average balance outstanding                                   20,583,642
         Average interest rate                                               6.61%
         Maximum balance outstanding                                   39,383,137
         Average shares outstanding                                    17,196,544
         Average balance per share outstanding                               1.20

      Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                      Net Unrealized
          Notional    Expiration                                                       Appreciation
           Amount        Date                        Description                      (Depreciation)
         -----------  ----------  --------------------------------------------------  --------------
         FORWARD SWAP SPREAD LOCK SWAPS
         $10,000,000    4/04/01   Agreement with Morgan Guaranty Trust Company dated     $(38,756)
                                  4/04/00 to pay (receive) the notional amount
                                  multiplied by the difference between the 10 year
                                  swap spread and a fixed spread times the duration
                                  of the 10 year swap rate.

          17,000,000    5/16/01   Agreement with UBS AG dated 5/12/00 to pay               93,185
                                  (receive) the notional amount multiplied by the
                                  difference between the 10 year swap spread and a
                                  fixed spread times the duration of the 10 year
                                  swap rate.

         INTEREST RATE SWAPS

          30,000,000    1/12/07   Agreement with UBS AG dated 1/10/00 to pay the         (395,626)
                                  notional amount multiplied by 7.2175% and to
                                  receive the notional amount multiplied by 3 month
                                  LIBOR adjusted for a specific spread.

          30,000,000    2/07/07   Agreement with Morgan Guaranty Trust Company dated      719,740
                                  2/03/00 to receive the notional amount multiplied
                                  by 7.395% and to pay the notional amount by
                                  3 month LIBOR adjusted by a specific spread.

           9,000,000    3/27/10   Agreement with UBS AG dated 3/23/00 to receive the      160,436
                                  notional amount multiplied by 7.23% and to pay the
                                  notional amount by 3 month LIBOR adjusted by a
                                  specific spread.

           5,000,000    3/31/10   Agreement with UBS AG dated 3/29/00 to receive the      150,895
                                  notional amount multiplied by 7.406% and to pay
                                  the notional amount by 3 month LIBOR adjusted by a
                                  specific spread.
                                                                                         --------
                                                                                         $689,874
                                                                                         ========

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                COMMON STOCKS -- 95.1%
                AEROSPACE -- 1.1%
        67,500  Boeing Co                                                     3,619,687
        48,700  General Dynamics Corp                                         3,065,056
       445,400  Lockheed Martin Corp                                         12,638,225
       138,800  Northrop Grumman Corp                                        10,800,375
        54,300  Textron Inc                                                   3,044,194
        90,000  TRW Inc                                                       4,111,875
                                                                         --------------
                                                                             37,279,412
                                                                         --------------
                AUTOMOTIVE -- 3.7%
       318,000  Autonation Inc*                                               2,067,000
       179,100  Dana Corp                                                     4,421,531
       183,100  Delphi Automotive Systems                                     3,009,706
        92,200  Eaton Corp                                                    6,119,775
     1,475,285  Ford Motor Co*                                               35,683,453
       776,816  General Motors Corp                                          56,076,405
       202,726  General Motors Corp, Class H*                                 6,715,299
       147,000  Genuine Parts Co                                              3,022,687
       331,600  Goodyear Tire & Rubber Co                                     7,751,154
                                                                         --------------
                                                                            124,867,010
                                                                         --------------
                BANKING AND FINANCIAL SERVICES -- 15.9%
       235,700  Amsouth Bancorp                                               4,301,525
       195,800  Associates First Capital Corp                                 5,506,875
       290,509  Bank of America Corp                                         15,560,388
       176,179  Bear Stearns Cos Inc                                         11,815,004
        82,300  Charter One Financial Inc                                     1,954,625
       575,200  Chase Manhattan Corp                                         32,139,300
     3,156,647  Citigroup Inc                                               184,269,249
        40,300  Comerica Inc                                                  2,269,394
       180,400  Countrywide Credit Industries Inc                             6,832,650
        75,600  Donaldson Lufkin & Jenrette                                   6,690,600
       794,200  Fannie Mae                                                   42,688,250
       774,500  Firstar Corp                                                 18,491,187
       419,800  Fleet Boston Financial Corp                                  17,920,212
       238,500  Franklin Resources Inc                                        9,063,000
       490,000  Freddie Mac                                                  20,641,250
       241,800  Golden West Financial Corp                                   11,515,725
       212,900  Household International Inc                                  10,219,200

              See accompanying notes to the financial statements.              1

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                BANKING AND FINANCIAL SERVICES -- CONTINUED
       118,000  J.P. Morgan & Co Inc                                         19,728,125
        89,700  Lehman Brothers Holding Inc                                  13,006,500
         2,900  M & T Bank Corp                                               1,405,594
       614,300  MBNA Corp                                                    21,692,469
       287,200  Merrill Lynch                                                41,644,000
       177,000  MGIC Investment Corp                                         10,409,812
        36,245  Old Kent Financial Corp                                       1,062,432
       167,300  Paine Webber Group Inc                                       11,961,950
        77,200  State Street Corp                                             9,090,300
         6,900  Summit Bancorp                                                  191,044
        79,300  UnionBanCal Corp                                              1,967,631
        82,000  Washington Mutual Inc                                         2,870,000
        60,800  Wells Fargo & Co                                              2,625,800
                                                                         --------------
                                                                            539,534,091
                                                                         --------------
                CHEMICALS -- 1.3%
       208,800  Air Products and Chemicals                                    7,582,050
        84,600  Du Pont (E.I.) De Nemours                                     3,796,425
        75,600  Eastman Chemical Co                                           3,260,250
       279,500  PPG Industries Inc                                           11,319,750
       221,200  Praxair Inc                                                   9,788,100
       174,600  Sherwin Williams Co                                           4,015,800
       138,500  Union Carbide Corp                                            5,548,656
                                                                         --------------
                                                                             45,311,031
                                                                         --------------
                COMPUTER AND OFFICE EQUIPMENT -- 11.1%
       209,900  Advanced Micro Devices Inc*                                   7,897,487
        89,600  Apple Computer Inc*                                           5,460,000
     1,010,900  Cisco Systems Inc*                                           69,246,650
       408,500  Computer Associates International Inc                        12,969,875
       424,200  EMC Corp*                                                    41,571,600
       142,900  Gateway Inc*                                                  9,731,490
        46,900  Hewlett Packard Co                                            5,663,175
        71,200  IBM Corp                                                      9,398,400
       152,300  Micron Technology Inc*                                       12,450,525
     1,504,800  Oracle Corp*                                                136,842,750
       505,900  Sun Microsystems Inc*                                        64,217,681
                                                                         --------------
                                                                            375,449,633
                                                                         --------------

              See accompanying notes to the financial statements.
2

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                CONSTRUCTION -- 0.4%
       248,300  Georgia-Pacific Corp                                          6,642,025
       118,850  Home Depot Inc                                                5,712,228
                                                                         --------------
                                                                             12,354,253
                                                                         --------------
                CONSUMER GOODS -- 1.4%
       236,600  Eastman Kodak Co                                             14,728,350
       139,100  Fortune Brands Inc                                            3,547,050
        67,500  Johnson Controls                                              3,607,031
       291,900  Jones Apparel Group Inc*                                      7,151,550
        21,200  Newell Rubbermaid Inc                                           549,875
       133,600  Nike Inc, Class B                                             5,285,550
       116,200  Procter and Gamble Co                                         7,182,612
       116,900  VF Corp                                                       2,674,087
        65,400  Whirlpool Corp                                                2,485,200
                                                                         --------------
                                                                             47,211,305
                                                                         --------------
                ELECTRONIC EQUIPMENT -- 5.7%
        77,100  ADC Telecommunications Inc*                                   3,156,281
       270,700  American Power Conversion Corp*                               6,446,044
        94,400  Analog Devices Inc*                                           9,487,200
        90,200  Applied Micro Circuits Corp*                                 18,304,962
       378,800  Atmel Corp*                                                   7,576,000
       213,100  AVX Corp                                                      6,379,681
        76,900  Ciena Corp*                                                  17,047,769
       131,200  Conexant Systems Inc*                                         4,879,000
        73,200  Cypress Semiconductor Corp*                                   3,618,825
       259,600  Emerson Electric Co                                          17,182,275
       649,000  General Electric Co                                          38,088,187
       155,200  National Semiconductor Corp*                                  6,906,400
        65,200  PMC-Sierra Inc*                                              15,387,200
        82,800  Qualcomm Inc*                                                 4,957,650
       274,900  Raytheon Co, Class B                                          7,645,656
         9,800  Scientific Atlanta Inc                                          763,787
        42,300  SDL Inc*                                                     16,806,319
       145,900  Texas Instruments Inc                                         9,766,181
                                                                         --------------
                                                                            194,399,417
                                                                         --------------

              See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                ENTERTAINMENT & LEISURE -- 0.1%
       140,900  Fox Entertainment Group Inc, Class A*                         4,077,294
                                                                         --------------
                FOOD AND BEVERAGE -- 2.2%
        55,600  Anheuser Busch Cos Inc                                        4,381,975
       510,957  Archer Daniels Midland Co                                     4,502,810
        33,100  Bestfoods                                                     2,337,687
       246,500  Coca Cola Co                                                 12,972,062
       398,400  ConAgra Inc                                                   7,295,700
        25,200  General Mills Co                                                809,550
        28,200  Heinz (HJ) Co                                                 1,075,125
       415,700  Nabisco Group Holdings                                       11,665,581
        62,200  Pepsico Inc                                                   2,651,275
        16,600  Ralston-Purina Group                                            375,575
        93,900  Sara Lee Corp                                                 1,748,887
       282,000  Seagrams Co Ltd                                              16,972,875
        36,300  Sysco Corp                                                    1,535,944
        80,700  Wrigley (William Jr) Co                                       5,976,844
                                                                         --------------
                                                                             74,301,890
                                                                         --------------
                HEALTH CARE -- 2.3%
        12,900  Baxter International Inc                                      1,073,925
       594,800  Boston Scientific Corp*                                      11,264,025
        16,600  Cardinal Health Inc                                           1,358,087
        72,500  Celera Genomics Group*                                        7,861,719
       352,900  HCA - The Healthcare Company                                 12,175,050
       233,100  Johnson & Johnson                                            21,430,631
        25,800  Medtronic Inc                                                 1,322,250
        39,500  Stryker Corp                                                  1,770,094
       381,600  Tenet Healthcare Corp                                        11,829,600
        98,900  Wellpoint Health Network*                                     8,536,306
                                                                         --------------
                                                                             78,621,687
                                                                         --------------
                INSURANCE -- 5.1%
       233,500  Aetna Inc                                                    13,061,406
       734,000  Allstate Corp                                                21,331,875
        83,600  AMBAC Inc                                                     5,402,650
       134,900  American General Corp                                         9,822,406
       173,200  AXA Financial Inc                                             8,963,100
       168,800  Chubb Corp                                                   12,923,750

4             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                INSURANCE -- CONTINUED
       112,300  Cigna Corp                                                   10,921,175
        77,500  CNA Financial Corp*                                           3,075,781
       368,836  Conseco Inc                                                   3,112,054
       244,400  Hartford Financial Services Group Inc                        16,283,150
        74,400  Jefferson Pilot Corp                                          4,924,350
       142,200  Lincoln National Corp                                         7,678,800
       135,600  Loews Corp                                                   10,975,125
       145,600  MBIA Inc                                                      9,573,200
       241,200  Saint Paul Cos Inc                                           11,487,150
       120,000  Torchmark Corp                                                3,367,500
       146,500  UnitedHealth Group Inc                                       13,844,250
       235,100  Unumprovident Corp                                            5,098,731
                                                                         --------------
                                                                            171,846,453
                                                                         --------------
                MACHINERY -- 1.2%
       226,100  Applied Materials Inc*                                       19,515,256
       149,700  Caterpillar Inc                                               5,501,475
       245,600  Deere and Co                                                  8,089,450
        93,300  Ingersoll Rand Co                                             4,250,981
        89,000  Parker-Hannifin Corp                                          3,098,312
                                                                         --------------
                                                                             40,455,474
                                                                         --------------
                MANUFACTURING -- 1.6%
        93,800  Corning Inc                                                  30,760,537
        59,800  Gillette Co                                                   1,794,000
       176,700  Leggett & Platt Inc                                           3,125,381
       120,900  Minnesota Mining and Manufacturing Co                        11,243,700
       188,000  Owens Illinois Inc*                                           2,455,750
       128,900  Rockwell International Corp                                   5,212,394
                                                                         --------------
                                                                             54,591,762
                                                                         --------------
                METALS AND MINING -- 0.5%
       291,700  Alcan Aluminum Ltd                                            9,571,406
       148,400  Phelps Dodge Corp                                             6,603,800
                                                                         --------------
                                                                             16,175,206
                                                                         --------------
                OIL AND GAS -- 3.2%
       104,000  Amerada Hess Corp                                             7,117,500

              See accompanying notes to the financial statements.              5

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                OIL AND GAS -- CONTINUED
        16,500  Anadarko Petroleum Corp                                       1,085,205
        97,600  Apache Corp                                                   6,148,800
       206,000  Burlington Resources Inc                                      8,098,375
        73,900  Chevron Corp                                                  6,244,550
       112,950  Columbia Energy Group                                         7,927,678
       219,500  Diamond Offshore Drilling Inc                                 9,836,344
       275,805  Exxon Mobil Corp                                             22,512,583
        22,600  Kerr-McGee Corp                                               1,428,037
       284,300  Occidental Petroleum Corp                                     6,147,987
       120,700  Phillips Petroleum Co                                         7,468,312
       248,400  Texaco Inc                                                   12,792,600
        39,400  Unocal Corp                                                   1,314,975
       291,900  USX - Marathon Group                                          8,009,006
        24,200  Vastar Resources Inc                                          2,002,550
                                                                         --------------
                                                                            108,134,502
                                                                         --------------
                PAPER AND ALLIED PRODUCTS -- 0.8%
       458,825  International Paper Co                                       14,625,047
        55,000  Kimberly-Clark Corp                                           3,217,500
        86,900  Mead Corp                                                     2,330,006
       122,700  Weyerhaeuser Co                                               5,682,544
                                                                         --------------
                                                                             25,855,097
                                                                         --------------
                PHARMACEUTICALS -- 5.5%
       974,500  Abbott Laboratories                                          42,634,375
       306,200  Amgen Inc*                                                   23,213,788
       620,700  Bristol Myers Squibb Co                                      32,897,100
        63,600  Ivax Corp*                                                    2,202,150
        55,200  Lilly (Eli) & Co                                              4,029,600
       147,900  McKesson HBOC Inc                                             3,688,256
       251,600  Merck & Co Inc                                               17,580,550
       562,100  Pfizer Inc                                                   24,310,825
        97,600  Pharmacia Corp                                                5,715,700
       747,600  Schering Plough Corp                                         29,997,450
        17,900  Watson Pharmaceutical Inc*                                    1,104,206
                                                                         --------------
                                                                            187,374,000
                                                                         --------------
                PRIMARY PROCESSING -- 0.2%
        54,200  Dow Chemical Co                                               1,419,363

6             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                PRIMARY PROCESSING -- CONTINUED
       165,500  Nucor Corp                                                    6,082,125
                                                                         --------------
                                                                              7,501,488
                                                                         --------------
                PRINTING AND PUBLISHING -- 0.2%
        87,900  Knight Ridder Inc                                             4,801,538
                                                                         --------------
                REFINING -- 0.8%
       360,500  Royal Dutch Petroleum Co                                     22,058,094
       198,100  Tosco Corp                                                    6,042,050
                                                                         --------------
                                                                             28,100,144
                                                                         --------------
                RETAIL TRADE -- 3.2%
       805,152  Albertsons Inc                                               17,310,768
       224,400  Autozone Inc*                                                 5,049,000
       565,800  Federated Department Stores Inc*                             15,630,225
     1,118,500  Kmart Corp*                                                   7,829,500
       352,100  May Department Stores Co                                      8,076,294
        99,900  McDonald's Corp                                               2,984,513
       711,200  Office Depot Inc*                                             5,200,650
       224,900  Penney (JC) Co Inc                                            3,148,600
       138,000  Safeway Inc*                                                  6,805,125
       630,100  Sears Roebuck & Co                                           19,651,244
       550,100  Toys R Us Inc*                                               10,004,944
       151,700  Wal Mart Stores Inc                                           7,196,269
                                                                         --------------
                                                                            108,887,132
                                                                         --------------
                SERVICES -- 1.3%
       196,100  Ceridian Corp*                                                4,743,169
       119,000  Marriott International Inc, Class A                           4,700,500
        20,100  Millennium Pharmaceuticals Inc*                               2,876,813
       161,000  Paychex Inc                                                   7,184,625
       167,800  Robert Half International Inc*                                5,338,138
       194,600  The Walt Disney Co                                            7,577,238
       664,400  Waste Management Inc                                         12,582,075
                                                                         --------------
                                                                             45,002,558
                                                                         --------------
                TECHNOLOGY -- 9.8%
        20,200  Adobe Systems Inc                                             2,626,000

              See accompanying notes to the financial statements.              7

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                TECHNOLOGY -- CONTINUED
       375,800  BEA Systems Inc*                                             25,577,888
       698,700  BMC Software Inc*                                            18,864,900
        86,800  Brocade Communications Systems Inc*                          19,600,525
       962,500  Honeywell International Inc                                  37,116,406
        94,500  i2 Technologies Inc*                                         15,988,219
       229,300  Infospace Inc*                                                8,942,700
     1,311,300  Intel Corp                                                   98,183,588
       166,960  JDS Uniphase Corp*                                           20,807,390
       102,000  KLA Instruments Corp*                                         6,693,750
       160,700  Microsoft Corp*                                              11,218,869
        96,300  Network Appliance Inc*                                       11,267,100
       104,800  Siebel Systems Inc*                                          20,645,600
       213,400  Veritas Software Corp*                                       25,728,038
       243,900  Vignette Corp*                                                9,298,688
                                                                         --------------
                                                                            332,559,661
                                                                         --------------
                TELECOMMUNICATIONS -- 9.7%
     2,037,082  AT & T Corp                                                  64,168,083
       737,300  AT & T Liberty Media Group*                                  15,759,788
       261,900  Bellsouth Corp                                                9,772,144
       170,700  McLeodUSA Inc*                                                2,699,194
       194,600  Nextel Communications Inc, Class A*                          10,788,138
       776,600  Nortel Networks Corp                                         63,341,438
        43,100  PanAmSat Corp*                                                1,398,056
       103,461  Qwest Communications International Inc*                       5,341,174
        40,400  Redback Networks Inc*                                         6,034,750
     1,078,266  SBC Communications Inc                                       45,017,606
       289,800  Sprint Corp (PCS Group)*                                     14,544,338
        57,100  Telephone and Data Systems Inc                                6,623,600
        41,900  United States Cellular Corp*                                  3,082,269
       859,490  Verizon Communications                                       37,495,251
       317,224  Viacom Inc, Class B*                                         21,353,141
       604,827  WorldCom Inc*                                                22,076,186
                                                                         --------------
                                                                            329,495,156
                                                                         --------------
                TOBACCO -- 1.3%
     1,443,200  Philip Morris Cos Inc                                        42,754,800
                                                                         --------------

              See accompanying notes to the financial statements.
8

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                TRANSPORTATION -- 1.9%
       341,600  AMR Corp*                                                    11,208,750
       660,400  Burlington Northern Santa Fe Railroad Co                     14,776,450
       287,600  CSX Corp                                                      6,866,450
       194,700  Delta Air Lines Inc                                           9,637,650
       306,600  Norfolk Southern Corp                                         4,924,763
       133,300  UAL Corp                                                      6,365,075
       229,700  Union Pacific Corp                                            9,130,575
                                                                         --------------
                                                                             62,909,713
                                                                         --------------
                UTILITIES -- 3.6%
        49,000  AES Corp*                                                     3,123,750
        97,300  Ameren Corp                                                   3,934,569
       140,200  American Electric Power Inc                                   4,942,050
        64,600  Cinergy Corp                                                  1,897,625
       129,900  Coastal Corp                                                  8,946,863
       152,800  Consolidated Edison Inc                                       4,784,550
       126,400  Constellation Energy Group Inc                                4,834,800
        52,700  Dominion Resources Inc                                        2,793,100
       281,900  DTE Energy Co                                                 9,796,025
       179,200  Edison International                                          3,707,200
        71,800  El Paso Energy Corp                                           4,182,350
       509,500  Entergy Corp                                                 15,507,906
       218,000  Firstenergy Corp                                              5,395,500
       100,700  FPL Group Inc                                                 5,374,863
       242,200  General Public Utilities Inc                                  7,417,375
       103,100  Keyspan Corp                                                  3,550,506
       133,000  Niagara Mohawk Holdings Inc*                                  1,712,375
       263,000  PG & E Corp                                                   7,610,563
        32,300  Pinnacle West Capital Corp                                    1,330,356
        27,200  Potomac Electric Power Co                                       685,100
        84,000  Public Service Enterprise Group Inc                           3,045,000
        58,500  Reliant Energy Inc                                            2,171,813
        30,500  Teco Energy Inc                                                 749,156
       253,700  TXU Corp                                                      8,863,644
       182,495  Xcel Energy Inc                                               4,573,781
                                                                         --------------
                                                                            120,930,820
                                                                         --------------

                TOTAL COMMON STOCKS (COST $2,826,511,492)                 3,220,782,527
                                                                         --------------

              See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)/
    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 12.7%
                CASH EQUIVALENTS -- 7.5%
$   12,459,210  Fleet National Bank Time Deposit, 6.82%, due
                  10/31/00(a)                                                12,459,210
$   82,730,823  Harris Trust & Savings Bank Time Deposit, 6.50%, due
                  9/05/00(a)                                                 82,730,823
    11,003,453  Merrimac Cash Fund Premium Class(a)                          11,003,453
$  148,000,000  Prudential Securities Group, Inc. Master Note, 6.96%,
                  due 12/08/00(a)                                           148,000,000
                                                                         --------------
                                                                            254,193,486
                                                                         --------------
                U.S. GOVERNMENT -- 0.4%
$   14,500,000  U.S. Treasury Bill, 5.94%, due 12/07/00(b)                   14,260,895
                                                                         --------------
                REPURCHASE AGREEMENT -- 4.8%
$  160,549,567  Salomon Smith Barney Inc. Repurchase Agreement, dated
                8/31/00, due 9/1/00, with a maturity value of
                $160,575,122 and an effective yield of 5.73%,
                collaterized by a U.S. Treasury Obligation with a rate
                of 9.25%, maturity date of 2/15/16 and market value,
                including accrued interest, of $163,770,242.                160,549,567
                                                                         --------------

                TOTAL SHORT-TERM INVESTMENTS (COST $429,010,981)            429,003,948
                                                                         --------------
                TOTAL INVESTMENTS -- 107.8%
                (Cost $3,255,522,473)                                     3,649,786,475

                Other Assets and Liabilities (net) -- (7.8%)               (262,784,624)
                                                                         --------------
                TOTAL NET ASSETS -- 100.0%                               $3,387,001,851
                                                                         ==============

                NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investments of security lending collateral (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

10            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $3,255,522,473) (Note 1)       $3,649,786,475
   Receivable for investments sold                               103,610,937
   Dividends and interest receivable                               4,871,820
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  816,752
   Receivable for expenses waived or borne by Manager (Note
    2)                                                                67,288
                                                              --------------
      Total assets                                             3,759,153,272
                                                              --------------

LIABILITIES:
   Payable for investments purchased                             114,892,428
   Payable upon return of securities loaned (Note 1)             254,193,486
   Payable for Fund shares repurchased                             1,581,322
   Payable to affiliate for (Note 2):
      Management fee                                                 914,729
      Shareholder service fee                                        366,021
   Accrued expenses                                                  203,435
                                                              --------------
      Total liabilities                                          372,151,421
                                                              --------------
NET ASSETS                                                    $3,387,001,851
                                                              ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $2,803,742,267
   Accumulated undistributed net investment income                 7,499,473
   Accumulated net realized gain                                 178,619,624
   Net unrealized appreciation                                   397,140,487
                                                              --------------
                                                              $3,387,001,851
                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
   Class II shares                                            $  115,989,019
                                                              ==============
   Class III shares                                           $1,745,409,001
                                                              ==============
   Class IV shares                                            $1,525,603,831
                                                              ==============

SHARES OUTSTANDING:
   Class II                                                        6,722,236
                                                              ==============
   Class III                                                     101,025,147
                                                              ==============
   Class IV                                                       88,370,508
                                                              ==============

NET ASSET VALUE PER SHARE:
   Class II                                                   $        17.25
                                                              ==============
   Class III                                                  $        17.28
                                                              ==============
   Class IV                                                   $        17.26
                                                              ==============

              See accompanying notes to the financial statements.             11

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $154,973)           $ 23,492,229
   Interest (including securities lending income of
    $400,473)                                                    4,701,135
                                                              ------------
      Total income                                              28,193,364
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       5,351,329
   Custodian and transfer agent fees                               247,848
   Legal fees                                                       82,892
   Audit fees                                                       25,024
   Trustees fees (Note 2)                                           20,240
   Miscellaneous                                                    20,148
   Fees waived or borne by Manager (Note 2)                       (396,152)
                                                              ------------
                                                                 5,351,329
   Shareholder service fee (Note 2)
      Class II                                                     113,356
      Class III                                                  1,271,850
      Class IV                                                     758,299
                                                              ------------
      Net expenses                                               7,494,834
                                                              ------------
         Net investment income                                  20,698,530
                                                              ------------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                              186,074,736
      Closed futures contracts                                   4,525,890
                                                              ------------

         Net realized gain                                     190,600,626
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              208,251,019
      Open futures contracts                                     3,448,600
                                                              ------------

         Net unrealized gain                                   211,699,619
                                                              ------------

      Net realized and unrealized gain                         402,300,245
                                                              ------------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $422,998,775
                                                              ============

12            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   20,698,530    $   43,607,224
   Net realized gain                                         190,600,626       818,467,480
   Change in net unrealized appreciation (depreciation)      211,699,619      (425,892,647)
                                                          --------------    --------------
   Net increase in net assets from operations                422,998,775       436,182,057
                                                          --------------    --------------
Distributions to shareholders from:
   Net investment income
      Class II                                                  (579,442)       (1,009,817)
      Class III                                              (10,149,987)      (21,707,190)
      Class IV                                                (8,835,493)      (21,473,272)
                                                          --------------    --------------
      Total distributions from net investment income         (19,564,922)      (44,190,279)
                                                          --------------    --------------
   Net realized gains
      Class II                                                (8,499,345)      (19,476,292)
      Class III                                             (137,001,208)     (357,534,849)
      Class IV                                              (117,333,134)     (322,165,035)
                                                          --------------    --------------
      Total distributions from net realized gains           (262,833,687)     (699,176,176)
                                                          --------------    --------------
                                                            (282,398,609)     (743,366,455)
                                                          --------------    --------------
   Net share transactions: (Note 5)
      Class II                                                16,413,885        64,741,476
      Class III                                               47,476,659         1,301,568
      Class IV                                               120,275,762       (61,972,966)
                                                          --------------    --------------
   Increase in net assets resulting from net share
    transactions                                             184,166,306         4,070,078
                                                          --------------    --------------
      Total increase (decrease) in net assets                324,766,472      (303,114,320)
NET ASSETS:
   Beginning of period                                     3,062,235,379     3,365,349,699
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $7,499,473 and $6,365,865,
    respectively)                                         $3,387,001,851    $3,062,235,379
                                                          ==============    ==============

              See accompanying notes to the financial statements.             13

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   -------------------------------------------------------------
                                            (UNAUDITED)        2000        1999       1998(1)      1997(2)      1997(3)
                                          ----------------  ----------  ----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  16.62       $ 18.57     $ 19.98      $ 17.65    $     20.10    $ 20.12
                                              --------       -------     -------      -------    -----------    -------

Income from investment operations:
   Net investment income                          0.10+         0.23+       0.25+        0.04+          0.24+      0.25
   Net realized and unrealized gain               2.07          2.29        2.55         2.29           3.99       2.92
                                              --------       -------     -------      -------    -----------    -------

      Total from investment operations            2.17          2.52        2.80         2.33           4.23       3.17
                                              --------       -------     -------      -------    -----------    -------

Less distributions to shareholders:
   From net investment income                    (0.10)        (0.24)      (0.29)          --          (0.22)     (0.30)
   From net realized gains                       (1.44)        (4.23)      (3.92)          --          (3.90)     (2.89)
                                              --------       -------     -------      -------    -----------    -------

      Total distributions                        (1.54)        (4.47)      (4.21)          --          (4.12)     (3.19)
                                              --------       -------     -------      -------    -----------    -------
NET ASSET VALUE, END OF PERIOD                $  17.25       $ 16.62     $ 18.57      $ 19.98    $     20.21    $ 20.10
                                              ========       =======     =======      =======    ===========    =======
TOTAL RETURN(a)                                  13.89%++      13.61%      14.99%       13.20%++       23.00%++     17.46%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $115,989       $95,041     $41,684      $16,958    $     2,037    $64,763
   Net expenses to average daily net
     assets                                       0.55%*        0.55%       0.55%        0.55%*         0.55%*      0.55%*
   Net investment income to average
     daily net assets                             1.19%*        1.21%       1.29%        1.53%*         1.66%*      1.63%*
   Portfolio turnover rate                          36%           90%         71%          60%            60%       107%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:          --(b)         --(b)    $  0.04      $  0.01    $      0.03    $  0.03

(1)  Period from January 9, 1998 to February 28, 1998.
(2)  Period from March 1, 1997 to November 17, 1997.
(3)  Period from June 7, 1996 (commencement of operations) to February 28, 1997.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
*    Annualized.

14            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   --------------------------------------------------------------------
                                            (UNAUDITED)         2000          1999          1998          1997          1996
                                          ----------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    16.63      $    18.59    $    19.99    $    20.12    $    19.46    $    15.45
                                             ----------      ----------    ----------    ----------    ----------    ----------

Income from investment operations:
   Net investment income                           0.11+           0.24+         0.26+         0.35          0.36          0.41
   Net realized and unrealized gain                2.09            2.28          2.55          5.89          3.58          5.49
                                             ----------      ----------    ----------    ----------    ----------    ----------

      Total from investment operations             2.20            2.52          2.81          6.24          3.94          5.90
                                             ----------      ----------    ----------    ----------    ----------    ----------

Less distributions to shareholders:
   From net investment income                     (0.11)          (0.25)        (0.29)        (0.32)        (0.39)        (0.42)
   From net realized gains                        (1.44)          (4.23)        (3.92)        (6.05)        (2.89)        (1.47)
                                             ----------      ----------    ----------    ----------    ----------    ----------

      Total distributions                         (1.55)          (4.48)        (4.21)        (6.37)        (3.28)        (1.89)
                                             ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD               $    17.28      $    16.63    $    18.59    $    19.99    $    20.12    $    19.46
                                             ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN(a)                                   14.04%++        13.66%        15.02%        36.69%        22.05%        39.08%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $1,745,409      $1,623,734    $1,780,011    $2,317,103    $3,051,344    $3,179,314
   Net expenses to average daily net
     assets                                        0.48%*          0.48%         0.48%         0.48%         0.48%         0.48%
   Net investment income to average
     daily net assets                              1.26%*          1.27%         1.36%         1.67%         1.78%         2.25%
   Portfolio turnover rate                           36%             90%           71%           60%          107%           77%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:           --(b)           --(b)   $     0.04    $     0.05    $     0.04    $     0.01

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
++   Not annualized
*    Annualized.

              See accompanying notes to the financial statements.             15

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED         YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2000   ----------------------------------------
                                                 (UNAUDITED)         2000          1999         1998*
                                               ----------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    16.62      $    18.58    $    19.99    $    17.65
                                                  ----------      ----------    ----------    ----------

Income from investment operations:
   Net investment income                                0.11+           0.25+         0.27+         0.04+
   Net realized and unrealized gain                     2.08            2.28          2.55          2.30
                                                  ----------      ----------    ----------    ----------

      Total from investment operations                  2.19            2.53          2.82          2.34
                                                  ----------      ----------    ----------    ----------

Less distributions to shareholders:
   From net investment income                          (0.11)          (0.26)        (0.31)           --
   From net realized gains                             (1.44)          (4.23)        (3.92)           --
                                                  ----------      ----------    ----------    ----------

      Total distributions                              (1.55)          (4.49)        (4.23)           --
                                                  ----------      ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                    $    17.26      $    16.62    $    18.58    $    19.99
                                                  ==========      ==========    ==========    ==========
TOTAL RETURN(a)                                        14.01%++        13.74%        15.07%        13.26%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $1,525,604      $1,343,460    $1,543,655    $1,370,535
   Net expenses to average daily net assets             0.44%**         0.44%         0.44%         0.44%**
   Net investment income to average daily net
     assets                                             1.30%**         1.32%         1.41%         1.67%**
   Portfolio turnover rate                                36%             90%           71%           60%
   Fees and expenses voluntarily waived or
     borne by the Manager consisted of the
     following per share amounts:                         --(b)           --(b)  $     0.04   $     0.01

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

16            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 index.

      The Fund offers three classes of shares: Class II, Class III, and Class
      IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $246,884,858, collateralized by cash in the amount of $254,193,486, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2000 the Fund had no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 7, 2000, the Fund no longer charges a premium on cash purchases of Fund shares. Prior to April 7, 2000, the premium on cash purchases of Fund shares was .14% of the amount invested. All purchase premiums were paid to and recorded by the Fund as paid-in capital. This fee was allocated relative to each class' net assets on the share transaction date. For the six months ended August 31, 2000, the Fund received $34,551 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .105% for Class IV shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $20,240. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $1,106,302,898 and $1,204,494,989, respectively.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
         $3,255,522,473    $655,912,370     $(261,648,368)    $394,264,002

4.    PRINCIPLE SHAREHOLDER

      At August 31, 2000, 14.8% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended                 Year Ended
                                                              August 31, 2000             February 29, 2000
                                                        ---------------------------  ----------------------------
                                                           Shares        Amount         Shares         Amount
         Class II:                                      ------------  -------------  -------------  -------------
         Shares sold                                         588,978  $   9,999,831      3,985,880  $  74,957,732
         Shares issued to shareholders
           in reinvestment of distributions                  551,099      8,744,572      1,158,453     20,008,247
         Shares repurchased                                 (137,984)    (2,330,518)    (1,668,281)   (30,224,503)
                                                        ------------  -------------  -------------  -------------
         Net increase                                      1,002,093  $  16,413,885      3,476,052  $  64,741,476
                                                        ============  =============  =============  =============

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Six Months Ended                 Year Ended
                                                              August 31, 2000             February 29, 2000
                                                        ---------------------------  ----------------------------
                                                           Shares        Amount         Shares         Amount
         Class III:                                     ------------  -------------  -------------  -------------
         Shares sold                                       4,991,385  $  88,142,561     11,331,748  $ 215,996,626
         Shares issued to shareholders
           in reinvestment of distributions                8,972,432    142,771,401     21,061,629    368,034,755
         Shares repurchased                              (10,564,017)  (183,437,303)   (30,533,541)  (582,729,813)
                                                        ------------  -------------  -------------  -------------
         Net increase                                      3,399,800  $  47,476,659      1,859,836  $   1,301,568
                                                        ============  =============  =============  =============

                                                             Six Months Ended                 Year Ended
                                                              August 31, 2000             February 29, 2000
                                                        ---------------------------  ----------------------------
                                                           Shares        Amount         Shares         Amount
         Class IV:                                      ------------  -------------  -------------  -------------
         Shares sold                                         877,609  $  15,607,135      3,955,702  $  79,266,480
         Shares issued to shareholders
           in reinvestment of distributions                7,929,296    126,168,627     19,531,086    342,781,629
         Shares repurchased                               (1,265,728)   (21,500,000)   (25,740,318)  (484,021,075)
                                                        ------------  -------------  -------------  -------------
         Net increase (decrease)                           7,541,177  $ 120,275,762     (2,253,530) $ (61,972,966)
                                                        ============  =============  =============  =============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FUTURES CONTRACTS

         Number of                                                                       Contract     Net Unrealized
         Contracts                      Type                        Expiration Date        Value       Appreciation
         ---------  ---------------------------------------------  ------------------  -------------  --------------
            Buys
             173    S & P 500                                       September 2000      $65,791,900     $2,876,485
                                                                                                        ==========

      At August 31, 2000, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 63.7%
               FOREIGN GOVERNMENT OBLIGATIONS -- 6.7%
$  25,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)            5,543,893
   20,000,000  Republic of Ecuador Discount Bond Series A Receipts,
                 Zero Coupon, due 02/28/25(a)                              4,332,636
                                                                        ------------
                                                                           9,876,529
                                                                        ------------
               U.S. GOVERNMENT -- 0.4%
      525,205  U.S. Treasury Inflation Indexed Note, 3.88%, due
                 01/15/09(b)                                                 519,296
                                                                        ------------
               U.S. GOVERNMENT AGENCY -- 56.6%
   10,000,000  Agency for International Development Floater (Support
                 of India),
                 Variable Rate, 3 mo. LIBOR + .10%, 6.81%, due
                 02/01/27                                                  9,800,000
    7,250,000  Agency for International Development Floater (Support
                 of Jamaica),
                 Variable Rate, 6 mo. LIBOR + .30%, 7.12%, due
                 12/01/14                                                  7,204,688
    5,974,234  Agency for International Development Floater (Support
                 of Jamaica),
                 Variable Rate, 6 mo. U.S. Treasury Bill + .75%,
                 7.13%, due 03/30/19                                       5,936,895
   20,000,000  Agency for International Development Floater (Support
                 of Morocco),
                 Variable Rate, 6 mo. LIBOR - .015%, 6.80%, due
                 02/01/25                                                 19,200,000
   25,000,000  Agency for International Development Floater (Support
                 of Portugal),
                 Variable Rate, 6 mo. LIBOR, 6.82%, due 01/01/21          24,968,750
    8,340,000  Agency for International Development Floater (Support
                 of Sri Lanka),
                 Variable Rate, 6 mo. LIBOR + .20%, 7.02%, due
                 06/15/12                                                  8,277,450
    8,433,335  Agency for International Development Floater (Support
                 of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill
                 x 115%, 6.63%, due 01/01/12                               8,106,543
                                                                        ------------
                                                                          83,494,326
                                                                        ------------

               TOTAL DEBT OBLIGATIONS (COST $93,445,983)                  93,890,151
                                                                        ------------

               MUTUAL FUND -- 28.7%
    1,634,403  GMO Alpha LIBOR Fund                                       42,298,343
                                                                        ------------

               TOTAL MUTUAL FUND (COST $41,991,102)                       42,298,343
                                                                        ------------

              See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PREFERRED STOCKS -- 5.3%
               BANKING AND FINANCIAL SERVICES -- 5.3%
       10,000  Home Ownership Funding 2 Preferred 144A, 13.338%            7,775,910
                                                                        ------------

               TOTAL PREFERRED STOCKS (COST $8,920,469)                    7,775,910
                                                                        ------------

               SHORT-TERM INVESTMENTS -- 0.6%
               COMMERCIAL PAPER -- 0.6%
$     900,000  Galleon Capital Corp, 144A, 6.57%, due 9/01/00                900,000
                                                                        ------------
               REPURCHASE AGREEMENT -- 0.0%
$      39,905  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $39,911
               and an effective yield of 5.73%, collaterized by a U.S.
               Treasury Obligation with a rate of 9.25%, maturity date
               of 2/15/16 and market value, including accrued
               interest, of $51,958.                                          39,905
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $939,905)                  939,905
                                                                        ------------
               TOTAL INVESTMENTS -- 98.3%
               (Cost $145,297,459)                                       144,904,309

               Other Assets and Liabilities (net) -- 1.7%                  2,469,614
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $147,373,923
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2000, which are subject to change based on the terms of the security.

(a)  Valued by management (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

2             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $145,297,459) (Note 1)         $144,904,309
   Interest receivable                                           1,171,891
   Receivable for open swap contracts (Notes 1 and 6)            1,446,755
   Receivable for expenses waived or borne by Manager (Note
    2)                                                               6,864
                                                              ------------
      Total assets                                             147,529,819
                                                              ------------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                12,568
      Shareholder service fee                                       18,716
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 94,627
   Accrued expenses                                                 29,985
                                                              ------------
      Total liabilities                                            155,896
                                                              ------------
NET ASSETS                                                    $147,373,923
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $150,480,217
   Accumulated undistributed net investment income               1,588,433
   Accumulated net realized loss                                (5,730,892)
   Net unrealized appreciation                                   1,036,165
                                                              ------------
                                                              $147,373,923
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $147,373,923
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    15,504,492
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.51
                                                              ============

              See accompanying notes to the financial statements.              3

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $ 5,074,146
   Dividends                                                      327,276
                                                              -----------
      Total income                                              5,401,422
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                         81,822
   Interest expense (Notes 1 and 6)                               111,483
   Audit fees                                                      18,492
   Custodian and transfer agent fees                               14,996
   Legal fees                                                       4,508
   Trustees fees (Note 2)                                           1,104
   Miscellaneous                                                    1,380
   Fees waived or borne by Manager (Note 2)                       (40,480)
                                                              -----------
                                                                  193,305
   Shareholder service fee (Note 2)
      Class III                                                   122,733
                                                              -----------
      Net expenses                                                316,038
                                                              -----------
         Net investment income                                  5,085,384
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (2,105,965)
      Closed futures contracts                                 (1,133,649)
      Closed swap contracts                                     3,421,456
                                                              -----------

         Net realized gain                                        181,842
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                               3,105,057
      Open futures contracts                                      152,388
      Open swap contracts                                         325,655
                                                              -----------

         Net unrealized gain                                    3,583,100
                                                              -----------

      Net realized and unrealized gain                          3,764,942
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 8,850,326
                                                              ===========

4             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  5,085,384      $  9,977,786
   Net realized gain (loss)                                     181,842          (511,643)
   Change in net unrealized appreciation (depreciation)       3,583,100        (6,297,378)
                                                           ------------      ------------
   Net increase in net assets from operations                 8,850,326         3,168,765
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (4,392,212)      (10,394,028)
                                                           ------------      ------------
      Total distributions from net investment income         (4,392,212)      (10,394,028)
                                                           ------------      ------------
   Net realized gains
      Class III                                                      --          (318,238)
                                                           ------------      ------------
      Total distributions from net realized gains                    --          (318,238)
                                                           ------------      ------------
   In excess of net realized gains
      Class III                                                      --            (8,745)
                                                           ------------      ------------
      Total distributions in excess of net realized
       gains                                                         --            (8,745)
                                                           ------------      ------------
                                                             (4,392,212)      (10,721,011)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (21,541,422)       (3,061,193)
                                                           ------------      ------------
   Decrease in net assets resulting from net share
    transactions                                            (21,541,422)       (3,061,193)
                                                           ------------      ------------
      Total decrease in net assets                          (17,083,308)      (10,613,439)
NET ASSETS:
   Beginning of period                                      164,457,231       175,070,670
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $1,588,433 and $895,261,
    respectively)                                          $147,373,923      $164,457,231
                                                           ============      ============

              See accompanying notes to the financial statements.              5

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ---------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998         1997         1996
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.23       $   9.65     $  10.26     $  10.18     $  10.40     $  10.13
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income(e)                       0.30           0.60         0.68         0.67         0.58         0.66
   Net realized and unrealized gain
     (loss)                                       0.23          (0.42)       (0.15)        0.38        (0.09)        0.58
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            0.53           0.18         0.53         1.05         0.49         1.24
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.25)         (0.58)       (0.68)       (0.70)       (0.60)       (0.60)
   From net realized gains                          --          (0.02)       (0.21)       (0.27)       (0.08)       (0.37)
   In excess of net realized gains                  --             --(c)     (0.25)          --        (0.03)          --
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.25)         (0.60)       (1.14)       (0.97)       (0.71)       (0.97)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   9.51       $   9.23     $   9.65     $  10.26     $  10.18     $  10.40
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                   5.81%**        2.03%        5.03%       10.71%        4.93%       12.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $147,374       $164,457     $175,071     $431,410     $570,862     $310,949
   Net operating expenses to average
     daily net assets                             0.25%*         0.25%        0.25%        0.25%        0.25%        0.25%
   Interest expense to average daily net
     assets                                       0.14%*         0.19%        0.02%          --           --           --
   Total net expenses to average daily
     net assets                                   0.39%(d)*      0.44%(d)      0.27%(d)      0.25%      0.25%        0.25%
   Net investment income to average
     daily net assets(e)                          6.22%*         5.85%        6.21%        6.14%        6.15%        6.52%
   Portfolio turnover rate                          41%            20%          17%          59%          25%          70%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $     --(b)    $     --(b)  $   0.02     $   0.02     $   0.02     $   0.01

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(c) The per share distributions in excess of net realized gains was less than $0.001.
(d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e) Net investment income for the six months ended August 31, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
*    Annualized.
**   Not Annualized.

6             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. investment grade securities. The Fund's benchmark is the Lehman Brothers Government Bond Index.

      At August 31, 2000, 28.7% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

      OPTIONS
      The Fund may write call and put options on futures or securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future or security transaction to determine the realized gain or loss. If a written put option is

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying future or security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000, the Fund had no written option contracts outstanding.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future or security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the contractual repurchase price under the agreement. During the six months ended August 31, 2000, the Fund had entered into reverse repurchase agreements with an average balance outstanding of $6,130,537 and an average interest rate of 6.48%. The maximum balance outstanding was $9,344,100. The average shares outstanding were 17,562,199 and the average balance per share outstanding was $0.35. Average balance outstanding was calculated based on daily balances outstanding during the period the Fund had entered into reverse repurchase agreements. At August 31, 2000, there were no open reverse repurchase agreements.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, there were no securities on loan.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      rate, forward swap spread lock and total return swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of the open swap agreement as of August 31, 2000.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 29, 2000 the Fund had a capital loss carryforward available to offset future capital gains, if any, in the amount of $3,335,828, expiring in 2008. The value of the capital loss carryforward may be limited due to significant shareholder activity.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $1,104. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $ 4,601,250  $ 4,601,250
         Investments (non-U.S. Government securities)              60,143,121   80,133,135

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $145,297,459      $1,929,409       $(2,322,559)      $(393,150)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 58.6% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended             Year Ended
                                                            August 31, 2000          February 29, 2000
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                     1,283,141  $ 11,939,675   2,481,680  $ 23,173,404
         Shares issued to shareholders
           in reinvestment of distributions                383,718     3,566,638     870,554     8,051,201
         Shares repurchased                             (3,988,085)  (37,047,735) (3,677,351)  (34,285,798)
                                                        ----------  ------------  ----------  ------------
         Net decrease                                   (2,321,226) $(21,541,422)   (325,117) $ (3,061,193)
                                                        ==========  ============  ==========  ============

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FUTURES CONTRACTS

                                                                                                Net Unrealized
         Number of                                                                   Contract    Appreciation
         Contracts                      Type                       Expiration Date    Value     (Depreciation)
         ---------  ---------------------------------------------  ---------------  ----------  --------------
           Sales

            58      U.S. Long Bond                                  December 2000   $5,825,375     $  7,823
            92      U.S. Treasury Note 10 Yr.                       December 2000    9,207,188      (23,092)
             8      U.S. Treasury Note 5 Yr.                        December 2000      800,500       (2,171)
                                                                                                   --------
                                                                                                   $(17,440)
                                                                                                   ========

      At August 31, 2000, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                      Net Unrealized
          Notional    Expiration                                                       Appreciation
           Amount        Date                        Description                      (Depreciation)
         -----------  ----------  --------------------------------------------------  --------------

         FORWARD SWAP SPREAD LOCK SWAPS
         $10,000,000    4/04/01   Agreement with Morgan Guaranty Trust Company dated    $  (38,756)
                                  4/04/00 to pay (receive) the notional amount
                                  multiplied by the difference between the 10 year
                                  swap spread and a fixed spread times the duration
                                  of the 10 year swap rate.

           8,000,000    5/16/01   Agreement with UBS AG dated 5/12/00 to pay                43,852
                                  (receive) the notional amount multiplied by the
                                  difference between the 10 year swap spread and a
                                  fixed spread times the duration of the 10 year
                                  swap rate.

         INTEREST RATE SWAPS
           9,000,000    3/27/10   Agreement with UBS AG dated 3/23/00 to receive the       160,437
                                  notional amount multiplied by 7.23% and to pay the
                                  notional amount multiplied by 3 month LIBOR
                                  adjusted by a specified spread.

           5,000,000    3/31/10   Agreement with UBS AG dated 3/29/00 to receive the       150,895
                                  notional amount multiplied by 7.406% and to pay
                                  the notional amount multiplied by 3 month LIBOR
                                  adjusted by a specified spread.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

         TOTAL RETURN SWAPS
          25,000,000   11/13/00   Agreement with Morgan Guaranty Trust Company dated        42,200
                                  11/09/98 to receive (pay) the notional amount
                                  multiplied by the return on the Lehman Aggregate
                                  Index and to pay the notional amount multiplied by
                                  3 month LIBOR adjusted by a specified spread.+

         100,000,000    6/01/01   Agreement with Lehman Brothers Special Financing       1,088,127
                                  Inc. dated 5/20/99 to receive (pay) the notional
                                  amount multiplied by the return on the Lehman
                                  Brothers U.S. Government Bond Index and to pay the
                                  notional amount multiplied by 1 month LIBOR
                                  adjusted by a specified spread.+
                                                                                        ----------
                                                                                        $1,446,755
                                                                                        ==========

         +    This swap agreement is valued by management (Note 1).

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
      441,238  GMO Currency Hedged International Core Fund                  4,606,528
    2,027,433  GMO Domestic Bond Fund                                      19,280,888
      275,680  GMO Emerging Country Debt Fund                               2,602,417
      533,684  GMO Emerging Markets Fund                                    5,475,597
      499,082  GMO Evolving Countries Fund                                  5,050,711
       25,310  GMO Growth Fund                                                128,828
      722,666  GMO Inflation Indexed Bond Fund                              7,421,779
      265,682  GMO International Bond Fund                                  2,401,768
      459,201  GMO International Core Fund                                  9,955,478
       89,826  GMO International Small Companies Fund                       1,026,710
      848,094  GMO REIT Fund                                                8,209,547
      805,670  GMO Small Cap Value Fund                                    10,699,292
    2,793,831  GMO U.S. Bond/Global Alpha A Fund                           27,658,923
    1,187,370  GMO U.S. Core Fund                                          20,517,755
      283,553  GMO Value Fund                                               2,600,182
                                                                        -------------
               TOTAL MUTUAL FUNDS (COST $131,337,434)                     127,636,403
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENT -- 0.0%
$      12,113  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $12,115
               and an effective yield of 5.73%, collaterized by a U.S.
               Treasury Obligation with a rate of 9.25%, maturity date
               of 2/15/16 and market value, including accrued
               interest, of $12,989.                                           12,113
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $12,113)                     12,113
                                                                        -------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $131,349,547)                                        127,648,516

               Other Assets and Liabilities (net) -- (0.0%)                   (10,612)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 127,637,904
                                                                        =============

              See accompanying notes to the financial statements.              1

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $131,349,547) (Note 1)         $127,648,516
   Receivable for expenses waived or borne by Manager (Note
    2)                                                               3,689
                                                              ------------
      Total assets                                             127,652,205
                                                              ------------

LIABILITIES:
   Accrued expenses                                                 14,301
                                                              ------------
      Total liabilities                                             14,301
                                                              ------------
NET ASSETS                                                    $127,637,904
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $128,292,720
   Accumulated undistributed net investment income               2,022,439
   Accumulated net realized gain                                 1,023,776
   Net unrealized depreciation                                  (3,701,031)
                                                              ------------
                                                              $127,637,904
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $127,637,904
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    11,179,672
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      11.42
                                                              ============

2             See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $2,025,357
   Interest                                                          303
                                                              ----------
      Total income                                             2,025,660
                                                              ----------
EXPENSES:
   Custodian and transfer agent fees                               8,556
   Audit fees                                                      8,004
   Legal fees                                                      3,128
   Trustees fees (Note 2)                                            736
   Registration fees                                                 368
   Miscellaneous                                                     920
   Fees waived or borne by Manager (Note 2)                      (21,712)
                                                              ----------
      Net expenses                                                    --
                                                              ----------
         Net investment income                                 2,025,660
                                                              ----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                                 45,519
      Realized gain distributions from investment company
      shares                                                   2,910,378
                                                              ----------

         Net realized gain                                     2,955,897
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                4,095,491
                                                              ----------

      Net realized and unrealized gain                         7,051,388
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $9,077,048
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,025,660      $  4,888,008
   Net realized gain (loss)                                   2,955,897           (61,135)
   Change in net unrealized appreciation (depreciation)       4,095,491        10,164,723
                                                           ------------      ------------
   Net increase in net assets from operations                 9,077,048        14,991,596
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (1,385,582)       (4,730,381)
                                                           ------------      ------------
      Total distributions from net investment income         (1,385,582)       (4,730,381)
                                                           ------------      ------------
   Net realized gains
      Class III                                                (292,887)       (6,097,300)
                                                           ------------      ------------
      Total distributions from net realized gains              (292,887)       (6,097,300)
                                                           ------------      ------------
   In excess of net realized gains
      Class III                                                      --            (7,803)
                                                           ------------      ------------
      Total distributions in excess of net realized
       gains                                                         --            (7,803)
                                                           ------------      ------------
                                                             (1,678,469)      (10,835,484)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                               1,164,736       (12,681,947)
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                        1,164,736       (12,681,947)
                                                           ------------      ------------
      Total increase (decrease) in net assets                 8,563,315        (8,525,835)
NET ASSETS:
   Beginning of period                                      119,074,589       127,600,424
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $2,022,439 and $1,382,361,
    respectively)                                          $127,637,904      $119,074,589
                                                           ============      ============

4             See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED      YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2000   -----------------------------------
                                                 (UNAUDITED)        2000         1999        1998*
                                               ----------------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $  10.78       $  10.51     $  11.87    $  11.56
                                                   --------       --------     --------    --------

Income from investment operations:
   Net investment income(b)                            0.18           0.44         0.31        0.17+
   Net realized and unrealized gain (loss)             0.61           0.91        (0.54)       1.30
                                                   --------       --------     --------    --------

      Total from investment operations                 0.79           1.35        (0.23)       1.47
                                                   --------       --------     --------    --------

Less distributions to shareholders:
   From net investment income                         (0.12)         (0.43)       (0.28)      (0.33)
   In excess of net investment income                    --             --        (0.29)         --(c)
   From net realized gains                            (0.03)         (0.65)       (0.56)      (0.83)
   In excess of net realized gains                       --             --(f)        --          --
                                                   --------       --------     --------    --------

      Total distributions                             (0.15)         (1.08)       (1.13)      (1.16)
                                                   --------       --------     --------    --------
NET ASSET VALUE, END OF PERIOD                     $  11.42       $  10.78     $  10.51    $  11.87
                                                   ========       ========     ========    ========
TOTAL RETURN(A)                                        7.35%++       12.77%       (2.27)%     13.31%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $127,638       $119,075     $127,600    $115,280
   Net expenses to average daily net
     assets(d)                                         0.00%**        0.00%        0.00%       0.00%**
   Net investment income to average daily net
     assets(b)                                         3.25%**        4.18%        2.50%       1.91%**
   Portfolio turnover rate                                9%            26%          10%         18%
   Fees and expenses voluntarily waived or
     borne by the Manager consisted of the
     following per share amounts:                        --(e)          --(e)  $   0.01    $   0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c)  The per share distribution in excess of net investment income was $0.001.
(d) Net expenses excludes expenses incurred indirectly through investment in underlying funds. See Note 1.
(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(f)  The per share distribution in excess of net realized gains was $0.001.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
*    Period from June 2, 1997 (commencement of operations) to February 28, 1998.
**   Annualized.

              See accompanying notes to the financial statements.              5

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Balanced Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in other funds of the Trust. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

      The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .35% of the amount invested. In the case of cash redemptions, the fee is .12% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended
      August 31, 2000 the Fund received $5,366 in purchase premiums and $9,834 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

      GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2001 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000 aggregated $11,226,546 and $13,665,711, respectively.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $131,349,547      $2,432,184       $(6,133,215)     $(3,701,031)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 36.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended            Year Ended
                                                           August 31, 2000        February 29, 2000
                                                        ---------------------  ------------------------
                                                         Shares     Amount       Shares       Amount
         Class III:                                     --------  -----------  ----------  ------------
         Shares sold                                     777,591  $ 8,388,976   1,463,905  $ 16,122,366
         Shares issued to shareholders
           in reinvestment of distributions              134,797    1,508,373     937,011    10,247,908
         Shares repurchased                             (783,669)  (8,732,613) (3,494,064)  (39,052,221)
                                                        --------  -----------  ----------  ------------
         Net increase (decrease)                         128,719  $ 1,164,736  (1,093,148) $(12,681,947)
                                                        ========  ===========  ==========  ============

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
      284,252  GMO Emerging Country Debt Fund                               2,683,336
      802,142  GMO Emerging Markets Fund                                    8,229,975
    1,029,833  GMO Evolving Countries Fund                                 10,421,913
      291,358  GMO Inflation Indexed Bond Fund                              2,992,248
      199,035  GMO International Bond Fund                                  1,799,274
    2,213,988  GMO International Core Fund                                 47,999,268
      263,757  GMO International Small Companies Fund                       3,014,739
      132,393  GMO U.S. Bond/Global Alpha A Fund                            1,310,688
                                                                        -------------
               TOTAL MUTUAL FUNDS (COST $72,870,595)                       78,451,441
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENT -- 0.0%
$      14,283  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $14,285
               and an effective yield of 5.73%, collaterized by a U.S.
               Treasury Obligation with a rate of 9.25%, maturity date
               of 2/15/16 and market value, including accrued
               interest, of $25,979.                                           14,283
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $14,283)                     14,283
                                                                        -------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $72,884,878)                                          78,465,724

               Other Assets and Liabilities (net) -- (0.0%)                   (14,497)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  78,451,227
                                                                        =============

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $72,884,878) (Note 1)          $78,465,724
   Receivable for investments sold                                 61,000
   Receivable for Fund shares sold                                     84
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              2,852
                                                              -----------
      Total assets                                             78,529,660
                                                              -----------

LIABILITIES:
   Payable for Fund shares repurchased                             65,085
   Accrued expenses                                                13,348
                                                              -----------
      Total liabilities                                            78,433
                                                              -----------
NET ASSETS                                                    $78,451,227
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $78,295,231
   Accumulated undistributed net investment income                295,921
   Accumulated net realized loss                               (5,720,771)
   Net unrealized appreciation                                  5,580,846
                                                              -----------
                                                              $78,451,227
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $78,451,227
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    8,026,781
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.77
                                                              ===========

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  301,362
   Interest                                                          882
                                                              ----------
      Total income                                               302,244
                                                              ----------
EXPENSES:
   Audit fees                                                      8,924
   Custodian and transfer agent fees                               5,704
   Legal fees                                                      2,024
   Trustees fees (Note 2)                                            460
   Registration fees                                                 368
   Miscellaneous                                                     828
   Fees waived or borne by Manager (Note 2)                      (18,308)
                                                              ----------
      Net expenses                                                    --
                                                              ----------
         Net investment income                                   302,244
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                219,229
      Realized gain distributions from investment company
      shares                                                   1,277,502
                                                              ----------

         Net realized gain                                     1,496,731
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                 (325,019)
                                                              ----------

      Net realized and unrealized gain                         1,171,712
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,473,956
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   302,244       $  1,902,518
   Net realized gain (loss)                                  1,496,731         (4,394,784)
   Change in net unrealized appreciation (depreciation)       (325,019)        22,936,622
                                                           -----------       ------------
   Net increase in net assets from operations                1,473,956         20,444,356
                                                           -----------       ------------
Distributions to shareholders from:
   Net investment income
      Class III                                             (2,346,059)          (624,175)
                                                           -----------       ------------
      Total distributions from net investment income        (2,346,059)          (624,175)
                                                           -----------       ------------
   Net realized gains
      Class III                                                     --         (2,308,096)
                                                           -----------       ------------
      Total distributions from net realized gains                   --         (2,308,096)
                                                           -----------       ------------
                                                            (2,346,059)        (2,932,271)
                                                           -----------       ------------
   Net share transactions: (Note 5)
      Class III                                              3,276,482        (31,626,405)
                                                           -----------       ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       3,276,482        (31,626,405)
                                                           -----------       ------------
      Total increase (decrease) in net assets                2,404,379        (14,114,320)
NET ASSETS:
   Beginning of period                                      76,046,848         90,161,168
                                                           -----------       ------------
   End of period (including accumulated undistributed
    net investment income of $295,921 and $2,339,736,
    respectively)                                          $78,451,227       $ 76,046,848
                                                           ===========       ============

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998        1997*
                                          ----------------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.87         $  8.28      $ 10.18      $ 10.41     $ 10.00
                                              -------         -------      -------      -------     -------

Income from investment operations:
   Net investment income(a)                      0.04+           0.22+        0.19+        0.33+       0.10
   Net realized and unrealized gain
     (loss)                                      0.16            1.73        (1.01)        0.31        0.41
                                              -------         -------      -------      -------     -------

      Total from investment operations           0.20            1.95        (0.82)        0.64        0.51
                                              -------         -------      -------      -------     -------

Less distributions to shareholders:
   From net investment income                   (0.30)          (0.08)       (0.19)       (0.29)      (0.07)
   In excess of net investment income              --              --        (0.31)          --(b)       --
   From net realized gains                         --           (0.28)       (0.58)       (0.58)      (0.03)
                                              -------         -------      -------      -------     -------

      Total distributions                       (0.30)          (0.36)       (1.08)       (0.87)      (0.10)
                                              -------         -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $  9.77         $  9.87      $  8.28      $ 10.18     $ 10.41
                                              =======         =======      =======      =======     =======
TOTAL RETURN(c)                                  1.91%++        23.58%       (8.77)%       6.73%       5.11%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $78,451         $76,047      $90,161      $85,876     $30,459
   Net expenses to average daily net
     assets(d)                                   0.00%**         0.00%        0.00%        0.00%       0.01%**
   Net investment income to average
     daily net assets(a)                         0.76%**         2.24%        2.06%        3.13%       3.60%**
   Portfolio turnover rate                          4%              8%          36%          16%          0%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:           --(e)           --(e)   $  0.01      $  0.01     $  0.01

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b)  The per share distribution in excess of net investment income was $0.001.
(c) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Period from October 11, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Equity Allocation Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO EAFE Extended benchmark through investment to varying extents in other Funds of the Trust. The Fund will pursue its objective by investing in Class III shares of international equity and fixed income funds of the Trust.

      The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 29, 2000, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $4,407,565, expiring in 2008. The value of the capital loss carryforward may be limited due to significant shareholder activity.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .80% of the amount invested. In the case of cash redemptions, the fee is .11% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended
      August 31, 2000, the Fund received $24,000 in purchase premiums and $2,201 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2001 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $460. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $5,336,412 and $2,765,747 respectively.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $72,884,878       $6,264,906        $(684,060)       $5,580,846

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 56.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended            Year Ended
                                                           August 31, 2000        February 29, 2000
                                                        ---------------------  ------------------------
                                                         Shares     Amount       Shares       Amount
         Class III:                                     --------  -----------  ----------  ------------
         Shares sold                                     299,337  $ 3,000,000      78,119  $    788,869
         Shares issued to shareholders
           in reinvestment of distributions              226,831    2,275,120     286,054     2,864,228
         Shares repurchased                             (203,042)  (1,998,638) (3,552,188)  (35,279,502)
                                                        --------  -----------  ----------  ------------
         Net increase (decrease)                         323,126  $ 3,276,482  (3,188,015) $(31,626,405)
                                                        ========  ===========  ==========  ============

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.6%
               AEROSPACE -- 1.6%
        4,500  Boeing Co                                                      241,312
        1,200  Goodrich (BF) Co                                                48,975
        8,100  Lockheed Martin Corp                                           229,837
        2,000  Northrop Grumman Corp                                          155,625
          500  Textron Inc                                                     28,031
          600  TRW Inc                                                         27,412
                                                                        -------------
                                                                              731,192
                                                                        -------------
               AUTOMOTIVE -- 6.7%
        8,600  Autonation Inc*                                                 55,900
        3,600  Dana Corp                                                       88,875
        1,000  Delphi Automotive Systems                                       16,437
          500  Eaton Corp                                                      33,187
       44,054  Ford Motor Co*                                               1,065,556
       19,282  General Motors Corp                                          1,391,919
        6,060  General Motors Corp, Class H*                                  200,737
        4,300  Genuine Parts Co                                                88,419
        4,000  Goodyear Tire & Rubber Co                                       93,500
          700  Lear Corp*                                                      15,094
        2,400  Paccar Inc                                                     101,850
                                                                        -------------
                                                                            3,151,474
                                                                        -------------
               BANKING AND FINANCIAL SERVICES -- 22.0%
          700  American Express Co                                             41,387
        1,700  Associates First Capital Corp                                   47,812
       22,600  Bank of America Corp                                         1,210,512
       20,500  Bank One Corp                                                  722,625
        4,080  Bear Stearns Cos Inc                                           273,615
        3,000  Charter One Financial Inc                                       71,250
       11,650  Chase Manhattan Corp                                           650,944
       14,400  Citigroup Inc                                                  840,600
        1,300  Comerica Inc                                                    73,206
        1,500  Compass Bankshares Inc                                          27,375
        4,400  Countrywide Credit Industries Inc                              166,650
        1,800  Dime Bancorp Inc                                                33,075
        3,200  Edwards (AG) Inc                                               166,400
        9,100  Fannie Mae                                                     489,125
        1,400  First Security Corp                                             21,350

              See accompanying notes to the financial statements.              1

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               BANKING AND FINANCIAL SERVICES -- CONTINUED
       15,100  First Union Corp                                               436,956
        9,500  Fleet Boston Financial Corp                                    405,531
        5,700  Franklin Resources Inc                                         216,600
        2,300  Freddie Mac                                                     96,887
        4,400  Golden West Financial Corp                                     209,550
        2,700  Greenpoint Financial Corp                                       70,537
          800  Heller Financial Inc                                            19,900
        1,600  Household International Inc                                     76,800
        4,500  J.P. Morgan & Co Inc                                           752,344
        8,100  Key Corp                                                       163,519
        3,800  Lehman Brothers Holding Inc                                    551,000
        2,800  Merrill Lynch                                                  406,000
        3,000  MGIC Investment Corp                                           176,437
        1,600  Morgan Stanley Dean Witter & Co                                172,100
        4,500  National City Corp                                              94,219
        1,600  Pacific Century Financial Corp                                  22,400
        1,900  Paine Webber Group Inc                                         135,850
        1,750  PMI Group Inc                                                  108,500
        1,000  PNC Bank Corp                                                   58,937
          800  Popular Inc                                                     16,500
        3,700  Regions Financial Corp                                          80,475
        1,900  Southtrust Corp                                                 53,556
        7,300  Sovereign Bancorp Inc                                           62,050
        1,100  Summit Bancorp                                                  30,456
        1,400  Suntrust Banks Inc                                              69,125
        4,600  T. Rowe Price Associates Inc.                                  208,150
          800  U.S. Bancorp                                                    17,400
        1,900  Union Planters Corp                                             57,594
        3,300  UnionBanCal Corp                                                81,881
       12,900  Washington Mutual Inc                                          451,500
        5,200  Wells Fargo & Co                                               224,575
          100  Wesco Financial Corp                                            24,000
                                                                        -------------
                                                                           10,387,255
                                                                        -------------
               CHEMICALS -- 1.5%
        2,800  Air Products and Chemicals                                     101,675
        1,800  Eastman Chemical Co                                             77,625
        3,900  Engelhard Corp                                                  73,125
        3,300  IMC Global Inc                                                  48,469
        3,100  PPG Industries Inc                                             125,550

2             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CHEMICALS -- CONTINUED
        3,600  Praxair Inc                                                    159,300
          700  Rohm & Haas Co                                                  20,256
        4,300  Sherwin Williams Co                                             98,900
                                                                        -------------
                                                                              704,900
                                                                        -------------
               COMPUTER AND OFFICE EQUIPMENT -- 2.2%
        4,800  Advanced Micro Devices Inc*                                    180,600
          600  Gateway Inc*                                                    40,860
        8,400  Oracle Corp*                                                   763,875
        2,100  Reynolds & Reynolds Inc, Class A                                38,062
                                                                        -------------
                                                                            1,023,397
                                                                        -------------
               CONSTRUCTION -- 0.2%
        2,600  Georgia-Pacific Corp                                            69,550
                                                                        -------------
               CONSUMER GOODS -- 1.8%
        3,800  Eastman Kodak Co                                               236,550
        1,800  Fastenal Co                                                    114,975
        3,200  Fortune Brands Inc                                              81,600
          900  Hasbro Inc                                                      11,081
        1,100  Hon Industries Inc                                              29,631
        1,400  Johnson Controls                                                74,812
        5,800  Jones Apparel Group Inc*                                       142,100
        1,500  Liz Claiborne Inc                                               65,906
        1,000  Steelcase Inc                                                   16,562
        3,300  VF Corp                                                         75,487
                                                                        -------------
                                                                              848,704
                                                                        -------------
               ELECTRONIC EQUIPMENT -- 1.9%
        7,000  American Power Conversion Corp*                                166,687
          500  Arrow Electronics Inc*                                          18,187
        1,100  Cooper Industries Inc                                           38,844
        6,800  Emerson Electric Co                                            450,075
        1,100  Harris Corp                                                     33,069
          300  Hubbell Inc, Class B                                             7,762
        1,100  Litton Industries *                                             60,844
        5,000  Raytheon Co, Class B                                           139,062
                                                                        -------------
                                                                              914,530
                                                                        -------------

              See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               ENTERTAINMENT & LEISURE -- 0.1%
          900  Harrahs Entertainment Inc*                                      25,537
          600  Mandalay Resort Group*                                          16,687
          600  Six Flags Inc*                                                   8,962
                                                                        -------------
                                                                               51,186
                                                                        -------------
               FOOD AND BEVERAGE -- 2.8%
       12,616  Archer Daniels Midland Co                                      111,176
        2,200  ConAgra Inc                                                     40,287
        4,300  IBP Inc                                                         69,069
       10,300  Nabisco Group Holdings                                         289,044
        1,000  Nabisco Holdings Corp, Class A                                  53,437
        1,700  Ralston-Purina Group                                            38,462
        1,000  RJ Reynolds Tobacco Holdings                                    35,875
       10,300  Seagrams Co Ltd                                                619,932
        3,600  Tyson Food Inc, Class A                                         33,075
          400  Wrigley (William Jr) Co                                         29,625
                                                                        -------------
                                                                            1,319,982
                                                                        -------------
               HEALTH CARE -- 2.2%
        1,950  BioMet Inc                                                      65,934
          500  Dentsply International Inc                                      16,687
        4,900  Foundation Health Systems Inc, Class A*                         86,056
        8,600  HCA - The Healthcare Company                                   296,700
       18,800  Healthsouth Corp*                                              115,150
          500  Hillenbrand Industries Inc                                      17,406
        2,100  Johnson & Johnson                                              193,069
        7,300  Tenet Healthcare Corp                                          226,300
          400  Wellpoint Health Network*                                       34,525
                                                                        -------------
                                                                            1,051,827
                                                                        -------------
               INSURANCE -- 8.9%
        4,800  Aetna Inc                                                      268,500
        1,100  Allmerica Financial Corp                                        66,962
       20,000  Allstate Corp                                                  581,250
        1,700  AMBAC Inc                                                      109,862
          900  American Financial Group Inc                                    22,331
        2,600  American General Corp                                          189,312
          700  American National Insurance Co                                  43,050
        1,700  AXA Financial Inc                                               87,975

4             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               INSURANCE -- CONTINUED
        3,700  Chubb Corp                                                     283,281
        2,900  Cigna Corp                                                     282,025
        3,700  Cincinnati Financial Corp                                      143,837
        2,200  CNA Financial Corp*                                             87,312
       13,900  Conseco Inc                                                    117,281
          500  Erie Indemnity Co, Class A                                      15,469
          300  Everest Re Group Ltd                                            12,075
        4,200  Hartford Financial Services Group Inc                          279,825
        3,100  Lincoln National Corp                                          167,400
        3,100  Loews Corp                                                     250,906
        2,700  MBIA Inc                                                       177,525
          200  Mercury General Corp                                             5,487
        1,200  Nationwide Financial Service, Class A                           47,850
        3,600  Old Republic International Corp                                 86,175
        1,400  ReliaStar Financial Corp                                        75,337
        4,900  Safeco Corp                                                    128,931
        5,900  Saint Paul Cos Inc                                             280,987
        3,900  Torchmark Corp                                                 109,444
          300  Transatlantic Holding Inc                                       26,156
        1,700  UnitedHealth Group Inc                                         160,650
        1,200  Unitrin Inc                                                     36,525
        2,100  Unumprovident Corp                                              45,544
                                                                        -------------
                                                                            4,189,264
                                                                        -------------
               MACHINERY -- 0.9%
        1,800  Baker Hughes Inc                                                65,812
        1,800  Caterpillar Inc                                                 66,150
        5,600  Deere and Co                                                   184,450
        1,100  FMC Corp*                                                       74,594
          700  Ingersoll Rand Co                                               31,894
          600  Parker-Hannifin Corp                                            20,887
                                                                        -------------
                                                                              443,787
                                                                        -------------
               MANUFACTURING -- 1.4%
          400  Blyth Industries Inc                                             9,375
        2,200  Crane Co                                                        55,275
          400  Illinois Tool Works Inc                                         22,425
        1,000  International Game Technology*                                  29,000
          600  Lafarge Corp                                                    14,625

              See accompanying notes to the financial statements.              5

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MANUFACTURING -- CONTINUED
        3,500  Leggett & Platt Inc                                             61,906
        2,600  Minnesota Mining and Manufacturing Co                          241,800
        7,100  Owens Illinois Inc*                                             92,744
        2,400  Rockwell International Corp                                     97,050
        1,300  Temple Inland Inc                                               55,169
                                                                        -------------
                                                                              679,369
                                                                        -------------
               METALS AND MINING -- 0.8%
        5,000  Alcan Aluminum Ltd                                             164,063
        2,100  Allegheny Technologies Inc                                      45,675
        2,549  Phelps Dodge Corp                                              113,431
        3,800  USX-US Steel Group Inc                                          66,025
                                                                        -------------
                                                                              389,194
                                                                        -------------
               OIL AND GAS -- 4.1%
        3,000  Amerada Hess Corp                                              205,313
        1,600  Apache Corp                                                    100,800
        2,800  Burlington Resources Inc                                       110,075
        2,700  Chevron Corp                                                   228,150
          600  Columbia Energy Group                                           42,113
        1,600  Diamond Offshore Drilling Inc                                   71,700
          300  Exxon Mobil Corp                                                24,488
          800  Kinder Morgan Inc                                               29,450
        5,300  Occidental Petroleum Corp                                      114,613
        2,000  Phillips Petroleum Co                                          123,750
        7,600  Texaco Inc                                                     391,400
          600  Tidewater Inc                                                   24,225
        4,200  Transocean Sedco Forex Inc                                     250,950
        7,400  USX - Marathon Group                                           203,038
                                                                        -------------
                                                                            1,920,065
                                                                        -------------
               PAPER AND ALLIED PRODUCTS -- 1.3%
          300  Bowater Inc                                                     15,413
       10,014  International Paper Co                                         319,196
        3,300  Mead Corp                                                       88,481
        2,300  Westvaco Corp                                                   62,963
        1,300  Weyerhaeuser Co                                                 60,206

6             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PAPER AND ALLIED PRODUCTS -- CONTINUED
        1,300  Willamette Industries Inc                                       39,650
                                                                        -------------
                                                                              585,909
                                                                        -------------
               PHARMACEUTICALS -- 4.0%
       17,500  Abbott Laboratories                                            765,625
        2,800  Amgen Inc*                                                     212,275
       13,000  Bristol Myers Squibb Co                                        689,000
        1,900  Mylan Laboratories Inc                                          50,469
        3,200  Schering Plough Corp                                           128,400
          900  Sigma Aldrich Corp                                              26,156
                                                                        -------------
                                                                            1,871,925
                                                                        -------------
               PRIMARY MATERIALS -- 0.1%
        4,300  Crown Cork & Seal Inc                                           55,631
                                                                        -------------
               PRIMARY PROCESSING -- 0.4%
        3,404  Alcoa Inc                                                      113,183
        2,500  Nucor Corp                                                      91,875
                                                                        -------------
                                                                              205,058
                                                                        -------------
               PRINTING AND PUBLISHING -- 0.1%
          300  Gannett Co Inc                                                  16,988
        1,200  R.R. Donnelley and Sons                                         30,900
                                                                        -------------
                                                                               47,888
                                                                        -------------
               REAL ESTATE -- 0.7%
          700  AMB Property Corp, REIT                                         16,931
          500  Archstone Communities Trust, REIT                               12,313
        1,200  Avalonbay Communities Inc, REIT                                 53,625
        1,700  CarrAmerica Realty Corp, REIT                                   49,406
        1,400  Crescent Real Estate Equities, REIT                             30,975
        4,900  Equity Office Properties Trust, REIT                           141,488
        1,200  Mack-Cali Realty Corp, REIT                                     31,425
          500  Public Storage Inc, REIT                                        12,188
                                                                        -------------
                                                                              348,351
                                                                        -------------
               REFINING -- 2.1%
        2,300  Ashland Inc                                                     81,075

              See accompanying notes to the financial statements.              7

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REFINING -- CONTINUED
       12,000  Royal Dutch Petroleum Co                                       734,250
        1,900  Sunoco Inc                                                      51,656
        2,900  Tosco Corp                                                      88,450
        1,000  Ultramar Diamond Shamrock Corp                                  23,438
                                                                        -------------
                                                                              978,869
                                                                        -------------
               RETAIL TRADE -- 3.2%
        7,489  Albertsons Inc                                                 161,014
        5,500  Autozone Inc*                                                  123,750
        9,500  Bed, Bath & Beyond Inc*                                        166,844
        1,400  Delhaize America Inc                                            21,088
        5,500  Federated Department Stores Inc*                               151,938
       13,300  Kmart Corp*                                                     93,100
        5,200  May Department Stores Co                                       119,275
        5,400  Office Depot Inc*                                               39,488
        1,100  Outback Steakhouse Inc*                                         25,231
        4,000  Penney (JC) Co Inc                                              56,000
        8,900  Rite Aid Corp                                                   35,600
        3,600  Ross Stores Inc                                                 54,450
        1,900  Saks Inc*                                                       19,000
        8,200  Sears Roebuck & Co                                             255,738
        9,100  Toys R Us Inc*                                                 165,506
        2,000  Venator Group Inc*                                              28,000
                                                                        -------------
                                                                            1,516,022
                                                                        -------------
               SERVICES -- 1.5%
          100  BHC Communications Inc, Class A                                 15,300
        4,600  Cendant Corp*                                                   60,663
        1,800  Ceridian Corp*                                                  43,538
          412  Chris Craft Industries Inc*                                     32,239
        2,200  Fluor Corp                                                      65,863
          700  Hertz Corp                                                      21,438
        3,100  Ingram Micro Inc*                                               46,500
        2,800  Marriott International Inc, Class A                            110,600
        2,500  Supervalu Inc                                                   37,344
        6,800  The Walt Disney Co                                             264,775
                                                                        -------------
                                                                              698,260
                                                                        -------------

              See accompanying notes to the financial statements.
8

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TECHNOLOGY -- 1.9%
          700  Avnet Inc                                                       41,913
        5,600  BMC Software Inc*                                              151,200
          500  Grainger (WW) Inc                                               14,438
       10,300  Honeywell International Inc                                    397,194
        1,000  Parametric Technology Corp*                                     13,375
        1,400  Seagate Technology Corp*                                        83,125
        3,000  Synopsys Inc*                                                  111,188
        3,100  Thermo Electron Corp*                                           72,075
                                                                        -------------
                                                                              884,508
                                                                        -------------
               TELECOMMUNICATIONS -- 10.6%
       43,155  AT & T Corp                                                  1,359,383
       34,400  AT & T Liberty Media Group*                                    735,300
        1,400  Bellsouth Corp                                                  52,238
        5,300  Citizens Communications Co*                                     86,456
          500  Comcast Corp*                                                   18,625
        1,400  Cox Communications, Class A*                                    49,788
          400  Infinity Broadasting Corp, Class A*                             15,150
        2,400  PanAmSat Corp*                                                  77,850
          200  Qwest Communications International Inc*                         10,325
       13,653  SBC Communications Inc                                         570,013
        1,200  Telephone and Data Systems Inc                                 139,200
          200  United States Cellular Corp*                                    14,713
          900  USA Networks Inc*                                               21,656
       12,352  Verizon Communications                                         538,856
       10,019  Viacom Inc, Class B*                                           674,404
       17,900  WorldCom Inc*                                                  653,350
                                                                        -------------
                                                                            5,017,307
                                                                        -------------
               TOBACCO -- 1.5%
       23,700  Philip Morris Cos Inc                                          702,113
                                                                        -------------
               TRANSPORTATION -- 2.6%
        3,700  AMR Corp*                                                      121,406
        1,800  Brunswick Corp                                                  33,750
       12,700  Burlington Northern Santa Fe Railroad Co                       284,163
        1,700  Continental Airlines Inc, Class B*                              81,813
        4,600  CSX Corp                                                       109,825
        2,200  Delta Air Lines Inc                                            108,900

              See accompanying notes to the financial statements.              9

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TRANSPORTATION -- CONTINUED
        1,700  Galileo International Inc                                       31,663
        5,300  Norfolk Southern Corp                                           85,131
        2,800  UAL Corp                                                       133,700
        6,100  Union Pacific Corp                                             242,475
                                                                        -------------
                                                                            1,232,826
                                                                        -------------
               UTILITIES -- 9.5%
          500  Allegheny Energy Inc                                            17,938
          700  Alliant Energy Corp                                             20,475
        2,300  Ameren Corp                                                     93,006
        4,600  American Electric Power Inc                                    162,150
          800  Cinergy Corp                                                    23,500
        1,800  CMS Energy Corp                                                 47,025
        3,800  Coastal Corp                                                   261,725
        4,200  Consolidated Edison Inc                                        131,513
        2,800  Constellation Energy Group Inc                                 107,100
          500  CP&L Energy Inc                                                 18,500
        5,700  Dominion Resources Inc                                         302,100
        2,700  DTE Energy Co                                                   93,825
        1,000  Duke Power Co                                                   74,813
        6,200  Edison International                                           128,263
        2,900  El Paso Energy Corp                                            168,925
          800  Energy East Corp                                                18,150
        6,100  Entergy Corp                                                   185,669
        5,100  Firstenergy Corp                                               126,225
          500  Florida Progress Corp                                           25,938
        2,900  FPL Group Inc                                                  154,788
        3,900  General Public Utilities Inc                                   119,438
        2,800  Keyspan Corp                                                    96,425
          400  Kinder Morgan Energy Partners                                   16,875
        6,700  Niagara Mohawk Holdings Inc*                                    86,263
        2,800  Northeast Utilities                                             63,700
       11,000  PG & E Corp                                                    318,313
        1,600  Pinnacle West Capital Corp                                      65,900
        2,300  Potomac Electric Power Co                                       57,931
        3,800  Public Service Enterprise Group Inc                            137,750
        5,500  Reliant Energy Inc                                             204,188
        1,500  SCANA Corp                                                      41,063
        1,600  Sempra Energy                                                   31,200
       13,600  Southern Co                                                    407,150
          700  Teco Energy Inc                                                 17,194

10            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
        8,400  TXU Corp                                                       293,475
        4,900  Unicom Corp                                                    223,869
        2,500  Wisconsin Energy Corp                                           53,125
        3,395  Xcel Energy Inc                                                 85,087
                                                                        -------------
                                                                            4,480,574
                                                                        -------------

               TOTAL COMMON STOCKS (COST $45,431,547)                      46,500,917
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 6.7%
               CASH EQUIVALENTS -- 5.2%
$   1,071,444  Fleet National Bank Time Deposit, 6.82%, due
                 10/31/00(a)                                                1,071,444
$     550,927  Harris Trust & Savings Bank Time Deposit, 6.50%, due
                 9/05/00(a)                                                   550,927
      816,589  Merrimac Cash Fund Premium Class(a)                            816,589
                                                                        -------------
                                                                            2,438,960
                                                                        -------------
               U.S. GOVERNMENT -- 0.5%
$     225,000  U.S. Treasury Bill, 5.94%, due 12/07/00                        221,289
                                                                        -------------
               REPURCHASE AGREEMENT -- 1.0%
$     488,625  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $488,703
               and an effective yield of 5.73%, collaterized by a U.S.
               Treasury Obligation with a rate of 9.25%, maturity date
               of 2/15/16 and market value, including accrued
               interest, of $506,586.                                         488,625
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $3,148,984)               3,148,874
                                                                        -------------
               TOTAL INVESTMENTS -- 105.3%
               (Cost $48,580,531)                                          49,649,791

               Other Assets and Liabilities (net) -- (5.3%)                (2,480,377)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  47,169,414
                                                                        =============

NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.

(a)  Represents investments of security lending collateral (Note 1).

              See accompanying notes to the financial statements.             11

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $48,580,531) (Note 1)          $49,649,791
   Receivable for investments sold                                615,266
   Dividends and interest receivable                              135,711
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              6,076
                                                              -----------
      Total assets                                             50,406,844
                                                              -----------

LIABILITIES:
   Payable for investments purchased                              755,802
   Payable upon return of securities loaned (Note 1)            2,438,960
   Payable to affiliate for (Note 2):
      Management fee                                               12,983
      Shareholder service fee                                       5,901
   Accrued expenses                                                23,784
                                                              -----------
      Total liabilities                                         3,237,430
                                                              -----------
NET ASSETS                                                    $47,169,414
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $47,461,454
   Accumulated undistributed net investment income                173,047
   Accumulated net realized loss                               (1,534,347)
   Net unrealized appreciation                                  1,069,260
                                                              -----------
                                                              $47,169,414
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $47,169,414
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    4,650,578
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     10.14
                                                              ===========

12            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $3,892)             $  552,831
   Interest (including securities lending income of $5,405)       38,933
                                                              ----------
      Total income                                               591,764
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        73,848
   Audit fees                                                     19,228
   Custodian and transfer agent fees                              13,524
   Legal fees                                                      1,196
   Registration fees                                                 644
   Trustees fees (Note 2)                                            276
   Miscellaneous                                                     644
   Fees waived or borne by Manager (Note 2)                      (35,512)
                                                              ----------
                                                                  73,848
   Shareholder service fee (Note 2)
      Class III                                                   33,567
                                                              ----------
      Net expenses                                               107,415
                                                              ----------

         Net investment income                                   484,349
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (1,742,683)
      Closed futures contracts                                   244,613
                                                              ----------

         Net realized loss                                    (1,498,070)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              7,717,216
      Open futures contracts                                      25,841
                                                              ----------

         Net unrealized gain                                   7,743,057
                                                              ----------

      Net realized and unrealized gain                         6,244,987
                                                              ----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $6,729,336
                                                              ==========

              See accompanying notes to the financial statements.             13

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED   PERIOD FROM AUGUST 2, 1999
                                                         AUGUST 31, 2000   (COMMENCEMENT OF OPERATIONS)
                                                           (UNAUDITED)      THROUGH FEBRUARY 29, 2000
                                                         ----------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   484,349             $   447,986
   Net realized gain (loss)                                 (1,498,070)                273,877
   Change in net unrealized appreciation (depreciation)      7,743,057              (5,506,385)
                                                           -----------             -----------
   Net increase (decrease) in net assets from
    operations                                               6,729,336              (4,784,522)
                                                           -----------             -----------
Distributions to shareholders from:
   Net investment income
      Class III                                               (419,660)               (335,842)
                                                           -----------             -----------
      Total distributions from net investment income          (419,660)               (335,842)
                                                           -----------             -----------
   Net realized gains
      Class III                                               (313,940)                     --
                                                           -----------             -----------
      Total distributions from net realized gains             (313,940)                     --
                                                           -----------             -----------
                                                              (733,600)               (335,842)
                                                           -----------             -----------
   Net share transactions: (Note 5)
      Class III                                              2,523,790              43,770,252
                                                           -----------             -----------
   Increase in net assets resulting from net share
    transactions                                             2,523,790              43,770,252
                                                           -----------             -----------
      Total increase in net assets                           8,519,526              38,649,888
NET ASSETS:
   Beginning of period                                      38,649,888                      --
                                                           -----------             -----------
   End of period (including accumulated undistributed
    net investment income of $173,047 and $108,358,
    respectively)                                          $47,169,414             $38,649,888
                                                           ===========             ===========

14            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                               AUGUST 2, 1999
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2000   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 29, 2000
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  8.79              $ 10.00
                                                             -------              -------

Income from investment operations:
   Net investment income                                        0.11                0.11+
   Net realized and unrealized gain (loss)                      1.40                (1.24)
                                                             -------              -------

      Total from investment operations                          1.51                (1.13)
                                                             -------              -------

Less distributions to shareholders:
   From net investment income                                  (0.09)               (0.08)
   From net realized gains                                     (0.07)                  --
                                                             -------              -------

      Total distributions                                      (0.16)               (0.08)
                                                             -------              -------
NET ASSET VALUE, END OF PERIOD                               $ 10.14              $  8.79
                                                             =======              =======
TOTAL RETURN(a)                                                17.30%++            (11.36)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $47,169              $38,650
   Net expenses to average daily net assets                     0.48%*               0.48%*
   Net investment income to average daily net assets            2.16%*               1.94%*
   Portfolio turnover rate                                        43%                  26%
   Fees and expenses voluntarily waived or borne by the
     Manager consisted of the following per share
     amounts:                                                $  0.01              $  0.01

(a) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the periods shown.
*    Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

              See accompanying notes to the financial statements.             15

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Intrinsic Value Fund (the "Fund"), which commenced operations on August 2, 1999, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 25, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term capital growth through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000 the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $2,374,258 collateralized by cash in the amount of $2,438,960 which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2000 the Fund had no open swap contracts.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $3,223 in purchase premiums. There is no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $276. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $21,544,328 and $18,212,658 respectively.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $48,580,531       $5,704,457       $(4,635,197)      $1,069,260

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2000, 97.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Funds outstanding shares. Investment activities of these shareholders could have a material effect.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                Period from August 2, 1999
                                                                                     (commencement of
                                                           Six Months Ended             operations)
                                                           August 31, 2000       through February 29, 2000
                                                        ----------------------  ---------------------------
                                                          Shares      Amount       Shares        Amount
         Class III:                                     ----------  ----------  ------------  -------------
         Shares sold                                       230,350  $2,301,999    4,395,372    $43,761,197
         Shares issued to shareholders
           in reinvestment of distributions                 34,457     326,963          958          9,055
         Shares repurchased                                (10,559)   (105,172)          --             --
                                                        ----------  ----------   ----------    -----------
         Net increase                                      254,248  $2,523,790    4,396,330    $43,770,252
                                                        ==========  ==========   ==========    ===========

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
        7,238  GMO Currency Hedged International Core Fund                     75,568
       52,422  GMO Emerging Country Debt Fund                                 494,865
       91,318  GMO Emerging Markets Fund                                      936,927
      106,301  GMO Evolving Countries Fund                                  1,075,769
        8,903  GMO Growth Fund                                                 45,318
       58,227  GMO Inflation Indexed Bond Fund                                597,991
       21,572  GMO International Bond Fund                                    195,009
      164,574  GMO International Core Fund                                  3,567,964
       18,889  GMO International Small Companies Fund                         215,896
       68,233  GMO REIT Fund                                                  660,491
       72,941  GMO Small Cap Value Fund                                       968,653
       26,265  GMO U.S. Bond/Global Alpha A Fund                              260,024
      104,407  GMO U.S. Core Fund                                           1,804,155
       29,883  GMO Value Fund                                                 274,023
                                                                        -------------
               TOTAL MUTUAL FUNDS (COST $10,898,311)                       11,172,653
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.1%
               REPURCHASE AGREEMENT -- 0.1%
$       9,840  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $9,842
               and an effective yield of 5.73%, collaterized by a U.S.
               Treasury Obligation with a rate of 9.25%, maturity date
               of 2/15/16 and market value, including accrued
               interest, of $12,989.                                            9,840
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $9,840)                       9,840
                                                                        -------------
               TOTAL INVESTMENTS -- 100.1%
               (Cost $10,908,151)                                          11,182,493

               Other Assets and Liabilities (net) -- (0.1%)                    (7,542)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  11,174,951
                                                                        =============

              See accompanying notes to the financial statements.              1

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $10,908,151) (Note 1)          $11,182,493
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              1,829
                                                              -----------
      Total assets                                             11,184,322
                                                              -----------

LIABILITIES:
   Accrued expenses                                                 9,371
                                                              -----------
      Total liabilities                                             9,371
                                                              -----------
NET ASSETS                                                    $11,174,951
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $16,110,351
   Accumulated undistributed net investment income                 98,761
   Accumulated net realized loss                               (5,308,503)
   Net unrealized appreciation                                    274,342
                                                              -----------
                                                              $11,174,951
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $11,174,951
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    1,225,592
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.12
                                                              ===========

2             See accompanying notes to the financial statements.

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $ 98,666
   Interest                                                        328
                                                              --------
      Total income                                              98,994
                                                              --------
EXPENSES:
   Audit fees                                                    8,188
   Custodian and transfer agent fees                             1,288
   Legal fees                                                      276
   Registration fees                                               276
   Trustees fees (Note 2)                                           92
   Miscellaneous                                                   276
   Fees waived or borne by Manager (Note 2)                    (10,396)
                                                              --------
      Net expenses                                                  --
                                                              --------
         Net investment income                                  98,994
                                                              --------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                              154,502
      Realized gain distributions from investment company
      shares                                                   314,932
                                                              --------

         Net realized gain                                     469,434
                                                              --------

   Change in net unrealized appreciation (depreciation) on
    investments                                                 55,721
                                                              --------

      Net realized and unrealized gain                         525,155
                                                              --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $624,149
                                                              ========

              See accompanying notes to the financial statements.              3

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    98,994       $    272,589
   Net realized gain (loss)                                    469,434         (5,068,655)
   Change in net unrealized appreciation (depreciation)         55,721          7,580,313
                                                           -----------       ------------
   Net increase in net assets from operations                  624,149          2,784,247
                                                           -----------       ------------
Distributions to shareholders from:
   Net investment income
      Class III                                               (432,872)                --
                                                           -----------       ------------
      Total distributions from net investment income          (432,872)                --
                                                           -----------       ------------
   Net realized gains
      Class III                                                     --         (1,505,715)
                                                           -----------       ------------
      Total distributions from net realized gains                   --         (1,505,715)
                                                           -----------       ------------
                                                              (432,872)        (1,505,715)
                                                           -----------       ------------
   Net share transactions: (Note 5)
      Class III                                                149,545        (20,026,209)
                                                           -----------       ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                         149,545        (20,026,209)
                                                           -----------       ------------
      Total increase (decrease) in net assets                  340,822        (18,747,677)
NET ASSETS:
   Beginning of period                                      10,834,129         29,581,806
                                                           -----------       ------------
   End of period (including accumulated undistributed
    net investment income of $98,761 and $432,639,
    respectively)                                          $11,174,951       $ 10,834,129
                                                           ===========       ============

4             See accompanying notes to the financial statements.

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998        1997*
                                          ----------------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.96         $  8.52      $ 10.39      $ 10.52     $ 10.07
                                              -------         -------      -------      -------     -------

Income from investment operations:
   Net investment income(a)                      0.08            0.20+        0.18+        0.29+       0.11
   Net realized and unrealized gain
     (loss)                                      0.44            1.69        (0.82)        1.03        0.63
                                              -------         -------      -------      -------     -------

      Total from investment operations           0.52            1.89        (0.64)        1.32        0.74
                                              -------         -------      -------      -------     -------

Less distributions to shareholders:
   From net investment income                   (0.36)             --        (0.18)       (0.28)      (0.11)
   In excess of net investment income              --              --        (0.33)          --(b)       --
   From net realized gains                         --           (1.45)       (0.72)       (1.17)      (0.18)
                                              -------         -------      -------      -------     -------

      Total distributions                       (0.36)          (1.45)       (1.23)       (1.45)      (0.29)
                                              -------         -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $  9.12         $  8.96      $  8.52      $ 10.39     $ 10.52
                                              =======         =======      =======      =======     =======
TOTAL RETURN(C)                                  5.79%++        22.45%       (6.67)%      13.56%       7.51%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $11,175         $10,834      $29,582      $50,952     $36,746
   Net expenses to average daily net
     assets(d)                                   0.00%**         0.00%        0.00%        0.00%       0.00%**
   Net investment income to average
     daily net assets(a)                         1.77%**         2.24%        1.91%        2.65%       0.91%**
   Portfolio turnover rate                          7%             12%          17%          49%         31%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $  0.01         $  0.02      $  0.01      $  0.01     $  0.03

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b)  The per share distribution in excess of net investment income was $0.0004.
(c) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
*    Period from October 22, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.

              See accompanying notes to the financial statements.              5

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO World Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO World Extended benchmark through investment to varying extents in other Funds of the Trust. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

      The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 29, 2000, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $5,383,357, expiring in 2008. The value of the capital loss carryforward may be limited due to significant shareholder activity.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .66% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended
      August 31, 2000, the Fund did not have any purchase or redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2001 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $92. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $925,381 and $795,782, respectively.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $10,908,151        $584,213         $(309,871)        $274,342

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 99.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        Six Months Ended         Year Ended
                                                        August 31, 2000      February 29, 2000
                                                        ----------------  ------------------------
                                                        Shares   Amount     Shares       Amount
         Class III:                                     ------  --------  ----------  ------------
         Shares sold                                        --  $     --      61,132  $    565,696
         Shares issued to shareholders
           in reinvestment of distributions             16,452   149,545     170,716     1,505,715
         Shares repurchased                                 --        --  (2,495,019)  (22,097,620)
                                                        ------  --------  ----------  ------------
         Net increase (decrease)                        16,452  $149,545  (2,263,171) $(20,026,209)
                                                        ======  ========  ==========  ============

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO GLOBAL (U.S.) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
       44,534  GMO Currency Hedged International Core Fund                    464,930
      154,888  GMO Emerging Country Debt Fund                               1,462,148
      253,998  GMO Emerging Markets Fund                                    2,606,023
      243,293  GMO Evolving Countries Fund                                  2,462,128
       33,141  GMO Growth Fund                                                168,688
      212,234  GMO Inflation Indexed Bond Fund                              2,179,640
      265,312  GMO International Core Fund                                  5,751,961
       37,051  GMO International Small Companies Fund                         423,488
      406,793  GMO REIT Fund                                                3,937,760
      433,748  GMO Small Cap Value Fund                                     5,760,175
      173,389  GMO U.S. Bond/Global Alpha A Fund                            1,716,552
      886,846  GMO U.S. Core Fund                                          15,324,703
      179,508  GMO Value Fund                                               1,646,090
                                                                        -------------
               TOTAL MUTUAL FUNDS (COST $45,677,988)                       43,904,286
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENT -- 0.0%
$      10,023  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of $10,025
               and an effective yield of 5.73%, collateralized by a
               U.S. Treasury Obligation with a rate of 9.25%, maturity
               date of 2/15/16 and market value, including accrued
               interest, of $12,989.                                           10,023
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $10,023)                     10,023
                                                                        -------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $45,688,011)                                          43,914,309

               Other Assets and Liabilities (net) -- (0.0%)                    (8,310)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  43,905,999
                                                                        =============

              See accompanying notes to the financial statements.              1

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $45,688,011) (Note 1)          $43,914,309
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              2,418
                                                              -----------
      Total assets                                             43,916,727
                                                              -----------

LIABILITIES:
   Accrued expenses                                                10,728
                                                              -----------
      Total liabilities                                            10,728
                                                              -----------
NET ASSETS                                                    $43,905,999
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $44,389,349
   Accumulated undistributed net investment income                474,572
   Accumulated net realized gain                                  815,780
   Net unrealized depreciation                                 (1,773,702)
                                                              -----------
                                                              $43,905,999
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $43,905,999
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    4,395,602
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.99
                                                              ===========

2             See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  473,486
   Interest                                                        1,086
                                                              ----------
      Total income                                               474,572
                                                              ----------
EXPENSES:
   Audit fees                                                      8,004
   Custodian and transfer agent fees                               3,312
   Legal fees                                                      1,012
   Registration fees                                                 276
   Trustees fees (Note 2)                                            276
   Miscellaneous                                                     460
   Fees waived or borne by Manager (Note 2)                      (13,340)
                                                              ----------
      Net expenses                                                    --
                                                              ----------
         Net investment income                                   474,572
                                                              ----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                                267,288
      Realized gain distributions from investment company
      shares                                                   1,732,373
                                                              ----------

         Net realized gain                                     1,999,661
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                  996,990
                                                              ----------

      Net realized and unrealized gain                         2,996,651
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $3,471,223
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   474,572        $   938,823
   Net realized gain                                         1,999,661          2,677,867
   Change in net unrealized appreciation (depreciation)        996,990          2,595,656
                                                           -----------        -----------
   Net increase in net assets from operations                3,471,223          6,212,346
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                                     --           (938,823)
                                                           -----------        -----------
      Total distributions from net investment income                --           (938,823)
                                                           -----------        -----------
   In excess of net investment income
      Class III                                                     --           (709,581)
                                                           -----------        -----------
      Total distributions in excess of net investment
       income                                                       --           (709,581)
                                                           -----------        -----------
   Net realized gains
      Class III                                             (1,584,273)        (2,295,053)
                                                           -----------        -----------
      Total distributions from net realized gains           (1,584,273)        (2,295,053)
                                                           -----------        -----------
                                                            (1,584,273)        (3,943,457)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                              5,350,205          1,926,347
                                                           -----------        -----------
   Increase in net assets resulting from net share
    transactions                                             5,350,205          1,926,347
                                                           -----------        -----------
      Total increase in net assets                           7,237,155          4,195,236
NET ASSETS:
   Beginning of period                                      36,668,844         32,473,608
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $474,572 and $0,
    respectively)                                          $43,905,999        $36,668,844
                                                           ===========        ===========

4             See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998        1997*
                                          ----------------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.49         $  8.85      $ 10.48      $ 10.30     $ 10.00
                                              -------         -------      -------      -------     -------

Income from investment operations:
   Net investment income(a)                      0.11            0.25         0.16+        0.26+       0.12
   Net realized and unrealized gain
     (loss)                                      0.76            1.45        (0.40)        1.83        0.38
                                              -------         -------      -------      -------     -------

      Total from investment operations           0.87            1.70        (0.24)        2.09        0.50
                                              -------         -------      -------      -------     -------

Less distributions to shareholders:
   From net investment income                      --           (0.24)       (0.16)       (0.26)      (0.12)
   In excess of net investment income              --           (0.19)       (0.40)          --(c)       --
   From net realized gains                      (0.37)          (0.63)       (0.83)       (1.65)      (0.08)
                                              -------         -------      -------      -------     -------

      Total distributions                       (0.37)          (1.06)       (1.39)       (1.91)      (0.20)
                                              -------         -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $  9.99         $  9.49      $  8.85      $ 10.48     $ 10.30
                                              =======         =======      =======      =======     =======
TOTAL RETURN(b)                                  9.30%++        19.14%       (2.84)%      21.86%       5.09%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $43,906         $36,669      $32,474      $45,101     $30,787
   Net expenses to average daily net
     assets(d)                                   0.00%**         0.00%        0.00%        0.00%       0.00%**
   Net investment income to average
     daily net assets(a)                         2.31%**         2.63%        1.64%        2.39%       3.21%**
   Portfolio turnover rate                          9%             18%          34%          32%         10%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:           --(e)      $  0.01      $  0.01      $  0.01     $  0.01

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c)  The per share distribution in excess of net investment income was $0.0009.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Period from November 26, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

              See accompanying notes to the financial statements.              5

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the GMO Global (U.S.+) Equity Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

      The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      in the event of default by the seller. Collateral for certain tri-party agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .47% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $24,271 in purchase premiums and $2,100 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

      GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2001 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $276. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $9,440,236 and $3,471,378 respectively.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $45,688,011       $1,507,730       $(3,281,432)     $(1,773,702)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2000, 86.5% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended          Year Ended
                                                           August 31, 2000       February 29, 2000
                                                        ---------------------  ---------------------
                                                         Shares     Amount      Shares     Amount
         Class III:                                     --------  -----------  --------  -----------
         Shares sold                                     513,206  $ 5,164,061   346,147  $ 3,382,445
         Shares issued to shareholders
           in reinvestment of distributions              162,991    1,584,273    71,629      699,986
         Shares repurchased                             (143,987)  (1,398,129) (224,862)  (2,156,084)
                                                        --------  -----------  --------  -----------
         Net increase                                    532,210  $ 5,350,205   192,914  $ 1,926,347
                                                        ========  ===========  ========  ===========

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 97.8%
               AEROSPACE -- 0.1%
        7,300  Gencorp Inc                                                    53,381
                                                                        ------------
               AUTOMOTIVE -- 0.2%
          700  ArvinMeritor Inc                                               11,550
        3,900  Copart Inc*                                                    66,056
                                                                        ------------
                                                                              77,606
                                                                        ------------
               BANKING AND FINANCIAL SERVICES -- 4.0%
        1,700  BlackRock Inc*                                                 69,700
        2,400  CompuCredit Corp*                                              95,100
        2,000  Eaton Vance Corp                                               96,875
        7,050  Federated Investors Inc                                       165,234
        1,500  Greater Bay Bancorp                                            93,000
        8,049  Metris Companies Inc                                          289,261
        1,700  Pioneer Group*                                                 74,162
        3,050  Queens County Bancorp Inc                                      80,444
        5,500  Silicon Valley Bancshares*                                    316,937
        7,200  Waddell and Reed Financial Inc, Class A                       251,100
                                                                        ------------
                                                                           1,531,813
                                                                        ------------
               CHEMICALS -- 0.2%
        2,700  Georgia Gulf Corp                                              35,100
        6,500  W.R. Grace & Co*                                               51,594
                                                                        ------------
                                                                              86,694
                                                                        ------------
               COMMUNICATIONS -- 0.4%
        3,500  Powerwave Technologies Inc*                                   168,437
                                                                        ------------
               COMPUTER AND OFFICE EQUIPMENT -- 3.5%
        1,900  Black Box Corp*                                               113,050
        4,800  Computer Network Technology Corp*                              96,000
        3,500  Emulex Corp*                                                  366,406
          600  Extreme Networks Inc*                                          55,837
        3,100  InFocus Corp*                                                 149,962
        8,600  Maxtor Corp*                                                   67,457
        3,000  Sandisk Corp*                                                 250,500
        3,800  Telxon Corp*                                                   75,050

              See accompanying notes to the financial statements.              1

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMPUTER AND OFFICE EQUIPMENT -- CONTINUED
        3,400  Zebra Technologies Corp*                                      183,600
                                                                        ------------
                                                                           1,357,862
                                                                        ------------
               CONSTRUCTION -- 0.3%
        3,400  Insituform Technologies Inc, Class A*                         104,337
                                                                        ------------
               CONSUMER GOODS -- 2.6%
        5,700  Church & Dwight Co Inc                                        102,244
        2,600  Cytyc Corp*                                                   121,225
        2,550  Direct Focus Inc*                                              76,341
        3,700  Genesco Inc*                                                   59,894
       13,600  HA-LO Industries Inc*                                          68,000
        2,600  Insight Enterprises Inc*                                      130,650
        4,700  Oakley Inc*                                                    79,606
        1,800  Osh Kosh B Gosh, Class A                                       25,650
        3,900  SCP Pool Corp*                                                114,319
        2,400  Timberland Co*                                                 97,800
        5,700  Tupperware Corp                                               115,069
                                                                        ------------
                                                                             990,798
                                                                        ------------
               ELECTRONIC EQUIPMENT -- 20.8%
        1,700  Actel Corp*                                                    74,800
        3,300  Alliance Semiconductor Corp*                                   86,831
        1,800  American Superconductor Corp*                                  76,387
        3,700  Amphenol Corp, Class A*                                       236,800
        3,800  ANADIGICS Inc*                                                136,800
          700  Applied Micro Circuits Corp*                                  142,056
        4,000  Atmel Corp*                                                    80,000
        2,300  Atmi Inc*                                                      61,633
        3,900  AVX Corp                                                      116,756
        2,900  C&D Technology Inc                                            160,225
        2,000  Conexant Systems Inc*                                          74,375
        2,900  CTS Corp                                                      148,806
        1,600  Cypress Semiconductor Corp*                                    79,100
        4,800  Dallas Semiconductor Corp                                     198,600
        4,900  DMC Stratex Networks Inc*                                     125,256
        3,100  Electro Scientific Industries*                                127,681
        3,000  Exar Corp*                                                    361,875
       14,300  Glenayre Technologies Inc*                                    155,512

2             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT -- CONTINUED
        2,359  Harmonic Lightwaves Inc*                                       79,026
        2,800  Integrated Device Technology Inc*                             245,700
        3,100  International Rectifier Corp*                                 195,106
       12,900  Kemet Corp*                                                   387,000
        7,800  Kopin Corp*                                                   260,812
          500  Lattice Semiconductor Corp*                                    38,875
        2,600  Littelfuse Inc*                                                94,412
        4,700  National Semiconductor Corp*                                  209,150
        2,200  Natural MicroSystems Corp*                                    164,037
        6,200  Oak Technology Inc*                                           180,575
       11,600  P-Com Inc*                                                     72,500
        3,900  PLX Technology Inc*                                           122,119
        2,000  PMC-Sierra Inc*                                               472,000
        1,250  Power-One Inc*                                                198,047
        1,700  Powertel Inc*                                                 132,600
        2,500  Sawtek Inc*                                                   126,094
        5,600  Scientific Atlanta Inc                                        436,450
        1,900  SDL Inc*                                                      754,894
        1,800  Semtech Corp*                                                 213,187
        1,500  Technitrol Inc                                                191,250
          810  Texas Instruments Inc                                          54,219
        4,000  Titan Corp*                                                    98,500
        1,800  Trimble Navigation Ltd*                                        74,812
        3,000  TriQuint Semiconductor Inc*                                   165,937
        5,600  Varian Semiconductor Equipment Associates Inc*                319,900
        2,800  Vicor Corp*                                                   122,150
        7,100  WESCO International Inc*                                       63,456
        5,000  Westell Technologies Inc*                                      80,000
                                                                        ------------
                                                                           7,996,301
                                                                        ------------
               ENTERTAINMENT & LEISURE -- 0.1%
        2,400  Radio One Inc, Class A*                                        50,550
                                                                        ------------
               FOOD AND BEVERAGE -- 0.3%
        2,400  Dreyers Grand Ice Cream Inc                                    49,837
       10,000  Topp Inc (The)*                                                78,750
                                                                        ------------
                                                                             128,587
                                                                        ------------

              See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               HEALTH CARE -- 5.4%
        2,500  Celera Genomics Group*                                        271,094
        2,700  Enzo Biochem Inc*                                             162,000
        2,600  Gliatech Inc*                                                  20,800
        8,800  Hooper Holmes Inc                                             102,850
        1,800  Human Genome Sciences Inc*                                    300,487
        2,000  Incyte Genomics Inc*                                          165,875
        2,400  LaserSight Inc*                                                 8,400
        6,400  Lifepoint Hospital Inc*                                       192,800
        2,600  Medquist Inc*                                                  50,375
        1,600  Novoste Corp*                                                  86,400
        4,900  Orthodontic Centers of America*                               160,475
        2,200  Patterson Dental Company*                                      52,250
          400  Quest Diagnostics Inc*                                         49,500
        3,400  ResMed Inc*                                                   125,162
        6,900  Sunrise Technologies International Inc*                        45,281
        1,800  Techne Corp*                                                  171,900
        2,500  Transkaryotic Therapies Inc*                                  108,437
                                                                        ------------
                                                                           2,074,086
                                                                        ------------
               INSURANCE -- 1.2%
        2,700  E. W. Blanch Holdings Inc                                      59,231
        3,400  Gallagher (Arthur J) and Co                                   166,600
        7,800  Oxford Health Plans Inc*                                      237,900
                                                                        ------------
                                                                             463,731
                                                                        ------------
               MACHINERY -- 2.4%
        3,700  Asyst Technologies Inc*                                        96,894
        1,700  Columbus McKinnon Corp                                         24,862
        3,600  Donaldson Co Inc                                               76,050
        4,575  Dycom Industries Inc*                                         242,475
        3,600  GaSonics International Corp*                                   86,400
        1,700  Graco Inc                                                      60,244
        3,200  Helix Technology Corp                                         121,200
        2,700  Kulicke & Soffa Industries*                                    48,937
          600  Lam Research Corp*                                             18,075
        5,700  Presstek Inc*                                                  96,544
        2,900  Scott Technologies Inc*                                        54,919
                                                                        ------------
                                                                             926,600
                                                                        ------------

              See accompanying notes to the financial statements.
4

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MANUFACTURING -- 1.7%
        1,500  Alliant Techsystems Inc*                                      115,594
        2,300  Cymer Inc*                                                    105,656
        6,200  Dal Tile International Inc*                                    69,750
        3,000  Greif Brothers Corp                                            86,625
        4,300  Maverick Tube Corp*                                           120,669
        1,300  PRI Automation Inc*                                            67,112
        4,800  Zomax Inc*                                                     93,300
                                                                        ------------
                                                                             658,706
                                                                        ------------
               METALS AND MINING -- 0.2%
        3,900  CONSOL Energy Inc                                              81,169
                                                                        ------------
               OIL AND GAS -- 4.5%
        2,800  Barrett Resources Corp*                                        96,950
        4,500  Berry Petroleum Co, Class A                                    85,500
        6,400  Cross Timbers Oil Co                                          169,200
       30,000  Grey Wolf Inc*                                                165,000
       24,100  Key Energy Services Inc*                                      250,037
        6,000  Marine Drilling Co Inc*                                       163,125
        7,200  Meridian Resource Corp*                                        45,450
        3,600  Newfield Exploration Co*                                      155,700
        5,800  Patterson Energy Inc*                                         181,975
        2,800  Plains Resource Inc*                                           49,700
        4,700  Pogo Producing Co                                             126,312
        1,000  St. Mary Land & Exploration Co                                 41,375
        2,000  Stone Energy Corp*                                            119,625
        2,200  UTI Energy Corp*                                               81,950
                                                                        ------------
                                                                           1,731,899
                                                                        ------------
               PHARMACEUTICALS -- 6.7%
        4,600  Abgenix Inc*                                                  345,791
        2,500  Anesta Corp*                                                   59,531
        2,700  Biomatrix Inc*                                                 57,375
          200  Emisphere Technologies Inc*                                     6,550
          700  IDEC Pharmaceuticals Corp*                                     97,737
        1,900  Imclone Systems Inc*                                          183,112
        3,300  Ivax Corp*                                                    114,262
        7,600  Jones Pharma Inc                                              271,700
        8,050  King Pharmaceuticals Inc*                                     258,606

              See accompanying notes to the financial statements.              5

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PHARMACEUTICALS -- CONTINUED
        3,400  Millipore Corp                                                206,975
       16,200  NBTY Inc*                                                     114,412
        4,500  NeoRx Corp*                                                    85,500
        2,800  Noven Pharmaceuticals Inc*                                    117,600
        3,800  PathoGenesis Corp*                                            145,350
        1,900  Pharmacyclics Inc*                                             95,238
        1,100  Priority Healthcare Corp, Class B*                             63,525
        3,900  Sangstat Medical Corp*                                         78,975
        3,000  SuperGen Inc*                                                  59,063
        2,200  Syncor International Corp*                                     88,000
        8,300  Triangle Pharmaceuticals Inc*                                  74,700
        2,100  Vical Inc*                                                     51,450
                                                                        ------------
                                                                           2,575,452
                                                                        ------------
               PRIMARY PROCESSING -- 0.7%
        2,700  Commscope Inc*                                                 67,331
        3,900  Lone Star Technologies Inc*                                   195,975
                                                                        ------------
                                                                             263,306
                                                                        ------------
               PRINTING AND PUBLISHING -- 0.2%
        1,800  Information Holdings Inc*                                      57,825
                                                                        ------------
               REAL ESTATE -- 0.4%
        3,400  Pinnacle Holdings Inc, REIT*                                  136,850
                                                                        ------------
               RETAIL TRADE -- 2.9%
        4,300  BJ's Wholesale Club Inc*                                      145,663
        2,850  CEC Entertainment Inc*                                         82,294
        2,600  Chicos Fas Inc*                                               101,400
        3,300  Children's Place Retail Stores Inc*                            97,350
        1,500  Duane Reade Inc*                                               33,188
        2,800  Factory 2-U Stores Inc*                                        96,775
        3,300  Guitar Center Inc*                                             49,500
          900  PC Connection Inc*                                             58,275
        4,600  Tiffany & Co                                                  191,475
        4,200  Tweeter Home Entertainment Group Inc*                         150,938
        3,900  Valuevision International Inc, Class A*                       114,319
                                                                        ------------
                                                                           1,121,177
                                                                        ------------

              See accompanying notes to the financial statements.
6

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SERVICES -- 9.2%
        1,900  Administaff Inc*                                              154,850
        2,800  Career Education Corp*                                        111,825
        4,300  Celgene Corp*                                                 318,200
        3,200  Cephalon Inc*                                                 161,000
        4,800  COR Therapeutics Inc*                                         270,000
        1,500  Corinthian Colleges Inc*                                       81,000
          300  Critical Path Inc*                                             23,138
        3,600  Diamond Technology Partners Inc*                              229,725
        1,800  Forrester Research Inc*                                       110,025
        3,600  Heidrick & Struggles International Inc*                       209,250
       10,800  kforce.com Inc*                                                49,275
        2,300  Korn/Ferry International*                                      70,006
        1,900  Learning Tree International Inc*                              130,031
        2,000  Macrovision Corp*                                             213,250
        2,800  Millennium Pharmaceuticals Inc*                               400,750
        1,400  Myriad Genetics Inc*                                          195,825
        2,500  Neurogen Corp*                                                 95,469
        2,100  Pre-Paid Legal Services Inc*                                   68,906
          800  Professional Detailing Inc*                                    38,500
        4,300  Profit Recovery Group International Inc*                       38,835
       15,200  Sitel Corp*                                                    87,400
        3,100  Sonic Corp*                                                   101,138
        1,300  StarTek Inc*                                                   50,944
        6,000  Station Casinos Inc*                                           86,250
       15,400  Technology Solutions Co*                                       47,645
          600  VeriSign Inc*                                                 119,325
        1,700  Wind River Systems Inc*                                        69,275
                                                                        ------------
                                                                           3,531,837
                                                                        ------------
               TECHNOLOGY -- 20.3%
        2,700  About.com Inc*                                                117,788
        1,700  Actuate Corp*                                                  44,094
        6,700  Advanced Digital Information Corp*                            113,900
        4,100  Allaire Corp*                                                 139,144
        5,600  Aspen Technologies Inc*                                       257,250
        6,700  AXENT Technologies Inc*                                       159,125
        1,600  BARRA Inc*                                                     92,200
        8,800  BEA Systems Inc*                                              598,950
        5,600  BindView Development Corp*                                     54,950
        1,800  Bottomline Technologies Inc*                                   57,038

              See accompanying notes to the financial statements.              7

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
          400  Cadence Design Systems Inc*                                     8,500
        2,600  Cognex Corp*                                                  104,000
        1,700  Com21 Inc*                                                     28,263
        4,000  Credence Systems Corp*                                        234,250
        1,900  CSG Systems International Inc*                                 85,856
        3,500  Cylink Corp*                                                   50,094
        4,400  Dendrite International Inc*                                   116,875
        7,500  Digital River Inc*                                             51,563
        2,900  Documentum Inc*                                               207,531
          900  Echelon Corp*                                                  42,356
        3,600  Exchange Applications Inc*                                     88,425
        8,900  FileNet Corp*                                                 171,325
        4,100  HNC Software Inc*                                             223,066
        1,925  i2 Technologies Inc*                                          325,686
        1,400  iBasis Inc*                                                    29,050
        3,400  Infospace Inc*                                                132,600
        4,100  Interact Commerce Corp*                                        42,538
        4,000  Intraware Inc*                                                 42,000
        8,900  J.D. Edwards & Co.*                                           220,831
        6,300  JDA Software Group Inc*                                        81,506
        6,600  Juno Online Services Inc*                                      41,250
        2,000  Kronos Inc*                                                    74,750
        3,200  Manugistics Group Inc*                                        280,800
        2,400  Marimba Inc*                                                   40,500
        1,800  Mercury Interactive Corp*                                     219,938
        5,100  MicroStrategy Inc*                                            142,163
        1,500  MKS Instruments Inc*                                           52,688
        5,100  Multex.com Inc*                                               110,925
        3,100  National Computer System Inc                                  225,138
        4,400  Net Perceptions Inc*                                           62,425
        4,000  Network Appliance Inc*                                        468,000
        6,500  Network Associates Inc*                                       168,188
        4,300  Network Peripherals Inc*                                       61,813
        2,300  Nvidia Corp*                                                  182,563
        4,600  ONYX Software Corp*                                           104,363
        3,900  Peregrine Systems Inc*                                        124,556
        4,800  Prodigy Communications Corp, Class A*                          36,150
        3,600  Remedy Corp*                                                   84,150
        6,300  Robotic Vision Systems Inc*                                    80,325
        2,600  RSA Security Inc*                                             153,563

8             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        8,600  Saga Systems Inc*                                             108,575
        5,400  Sagent Technology Inc*                                         57,375
        2,200  SERENA Software Inc*                                           96,800
       11,300  Sybase Inc*                                                   310,044
        2,100  Tanning Technology Corp*                                       34,256
        7,300  Varian Inc*                                                   355,875
          500  VerticalNet Inc*                                               26,625
        4,400  Vignette Corp*                                                167,750
                                                                        ------------
                                                                           7,792,302
                                                                        ------------
               TELECOMMUNICATIONS -- 5.5%
        5,800  Adaptive Broadband Corp*                                      181,250
        3,600  Adtran Inc*                                                   192,825
        7,100  Aspect Communications Corp*                                   160,194
       10,400  Brightpoint Inc*                                               65,650
        2,300  Carrier Access Corp*                                          110,113
        8,700  Covad Communications Group Inc*                               141,919
        8,100  Cumulus Media Inc*                                             59,738
        2,400  Electric Lightwave Inc, Class A*                               31,200
        1,300  Entercom Communications Corp*                                  53,706
        3,400  Leap Wireless International Inc*                              269,875
        1,900  Liberty Digital Inc, Class A*                                  47,025
        3,050  Mastec Inc*                                                   109,800
        2,300  Metricom Inc*                                                  93,581
        5,100  Motient Corp*                                                  61,838
        3,000  Mpower Communications Corp*                                    55,313
        1,600  Northeast Optic Network Inc*                                   71,100
        4,600  Price Communications Corp*                                     94,300
        1,200  Tut Systems Inc*                                              120,750
       10,600  WebLink Wireless Inc*                                         105,007
        2,200  Young Broadcasting Inc, Class A*                               77,825
                                                                        ------------
                                                                           2,103,009
                                                                        ------------
               TEXTILES -- 0.2%
        3,400  Delta & Pine Land Co                                           83,088
                                                                        ------------
               TRANSPORTATION -- 1.2%
        4,900  C.H. Robinson Worldwide Inc                                   290,019
        2,000  Forward Air Corp*                                              91,750

              See accompanying notes to the financial statements.              9

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TRANSPORTATION -- CONTINUED
        2,100  Newport News Shipbuilding Inc                                  89,250
                                                                        ------------
                                                                             471,019
                                                                        ------------
               UTILITIES -- 2.6%
        6,000  Calpine Corp*                                                 594,169
        8,576  Dynegy Inc                                                    385,920
                                                                        ------------
                                                                             980,089
                                                                        ------------

               TOTAL COMMON STOCKS (COST $31,776,143)                     37,598,511
                                                                        ------------
               RIGHTS AND WARRANTS -- 0.0%
               PHARMACEUTICALS -- 0.0%
        2,800  Endo Pharmaceutical Warrants, Expires 12/31/02*                 6,650
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $10,500)                        6,650
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 15.8%
               CASH EQUIVALENTS -- 12.3%
$   1,478,661  Fleet National Bank Time Deposit, 6.82%, due
                 10/31/00(a)                                               1,478,661
$   1,820,218  Harris Trust & Savings Bank Time Deposit, 6.50%, due
                 9/05/00(a)                                                1,820,218
    1,418,964  Merrimac Cash Fund Premium Class(a)                         1,418,964
                                                                        ------------
                                                                           4,717,843
                                                                        ------------
               U.S. GOVERNMENT -- 0.9%
$     360,000  U.S. Treasury Bill, 5.94%, due 12/07/00                       354,063
                                                                        ------------

              See accompanying notes to the financial statements.
10

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- 2.6%
$   1,000,925  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/01/00, with a maturity value of
               $1,001,084 and an effective yield of 5.73%,
               collateralized by a U.S. Treasury Obligation with a
               rate of 9.25%, maturity date of 2/15/16 and market
               value, including accrued interest, of $1,026,162.           1,000,925
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $6,072,966)              6,072,831
                                                                        ------------
               TOTAL INVESTMENTS -- 113.6%
               (Cost $37,859,609)                                         43,677,992

               Other Assets and Liabilities (net) -- (13.6%)              (5,226,837)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 38,451,155
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.

(a)  Represents investments of security lending collateral (Note 1).

              See accompanying notes to the financial statements.             11

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $37,859,609) (Note 1)          $43,677,992
   Receivable for investments sold                              1,370,317
   Receivable for Fund shares sold                                    765
   Dividends and interest receivable                                7,282
   Receivable for variation margin on closed futures
    contracts (Note 1)                                              3,904
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              9,299
                                                              -----------
      Total assets                                             45,069,559
                                                              -----------

LIABILITIES:
   Payable for investments purchased                            1,685,048
   Payable upon return of securities loaned (Note 1)            4,717,843
   Payable for Fund shares repurchased                            153,765
   Payable to affiliate for (Note 2):
      Management fee                                                9,886
      Shareholder service fee                                       4,500
   Accrued expenses                                                47,362
                                                              -----------
      Total liabilities                                         6,618,404
                                                              -----------
NET ASSETS                                                    $38,451,155
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $(4,231,110)
   Net investment loss                                            (38,721)
   Accumulated net realized gain                               36,902,603
   Net unrealized appreciation                                  5,818,383
                                                              -----------
                                                              $38,451,155
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $38,451,155
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    3,057,102
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     12.58
                                                              ===========

12            See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest (including securities lending income of $17,515)  $    71,431
   Dividends                                                       37,394
                                                              -----------
         Total income                                             108,825
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        101,438
   Custodian and transfer agent fees                               45,264
   Audit fees                                                      16,652
   Legal fees                                                       1,840
   Trustees fees (Note 2)                                             552
   Miscellaneous                                                    1,288
   Fees waived or borne by Manager (Note 2)                       (65,596)
                                                              -----------
                                                                  101,438
   Shareholder service fee (Note 2)
      Class III                                                    46,108
                                                              -----------
      Net expenses                                                147,546
                                                              -----------
         Net investment loss                                      (38,721)
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                              36,844,827
      Closed futures contracts                                  1,220,680
                                                              -----------

         Net realized gain                                     38,065,507
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                             (45,562,267)
      Open futures contracts                                     (300,385)
                                                              -----------

         Net unrealized loss                                  (45,862,652)
                                                              -----------

      Net realized and unrealized loss                         (7,797,145)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(7,835,866)
                                                              ===========

              See accompanying notes to the financial statements.             13

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss)                            $    (38,721)     $    117,725
   Net realized gain                                         38,065,507        17,894,394
   Change in net unrealized appreciation (depreciation)     (45,862,652)       46,843,826
                                                           ------------      ------------
   Net increase (decrease) in net assets from
    operations                                               (7,835,866)       64,855,945
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                      --          (266,924)
                                                           ------------      ------------
      Total distributions from net investment income                 --          (266,924)
                                                           ------------      ------------
   Net realized gains
      Class III                                              (8,624,304)       (9,060,286)
                                                           ------------      ------------
      Total distributions from net realized gains            (8,624,304)       (9,060,286)
                                                           ------------      ------------
                                                             (8,624,304)       (9,327,210)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (82,378,484)      (48,222,297)
                                                           ------------      ------------
   Decrease in net assets resulting from net share
    transactions                                            (82,378,484)      (48,222,297)
                                                           ------------      ------------
      Total increase (decrease) in net assets               (98,838,654)        7,306,438
NET ASSETS:
   Beginning of period                                      137,289,809       129,983,371
                                                           ------------      ------------
   End of period (including net investment loss of
    $38,721 and $0, respectively)                          $ 38,451,155      $137,289,809
                                                           ============      ============

14            See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED              YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ---------------------------------------------------
                                            (UNAUDITED)         2000          1999          1998        1997*
                                          ----------------  ------------  ------------  ------------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 16.87         $  10.88      $  12.28      $   9.82    $  10.00
                                              -------         --------      --------      --------    --------

Income from investment operations:
   Net investment income (loss)                 (0.01)            0.01          0.03          0.05        0.01
   Net realized and unrealized gain
     (loss)                                     (0.94)            7.02         (0.98)         3.43       (0.19)
                                              -------         --------      --------      --------    --------

      Total from investment operations          (0.95)            7.03         (0.95)         3.48       (0.18)
                                              -------         --------      --------      --------    --------

Less distributions to shareholders:
   From net investment income                      --            (0.03)        (0.02)        (0.06)         --
   In excess of net investment income              --               --            --         (0.01)         --
   From net realized gains                      (3.34)           (1.01)        (0.43)        (0.95)         --
                                              -------         --------      --------      --------    --------

      Total distributions                       (3.34)           (1.04)        (0.45)        (1.02)         --
                                              -------         --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD                $ 12.58         $  16.87      $  10.88      $  12.28    $   9.82
                                              =======         ========      ========      ========    ========
TOTAL RETURN(a)                                 (3.74)%+         67.27%        (8.20)%       36.66%      (1.80)%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $38,451         $137,290      $129,983      $399,613    $159,898
   Net expenses to average daily net
     assets                                      0.48%**          0.48%         0.48%         0.48%       0.48%**
   Net investment income to average
     daily net assets                           (0.13)%**         0.09%         0.21%         0.47%       0.70%**
   Portfolio turnover rate                         75%             122%          113%          132%         13%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $  0.02         $   0.01      $   0.03      $   0.03    $   0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
*    Period from December 31, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
+    Not annualized.

              See accompanying notes to the financial statements.             15

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Small Cap Growth Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 2500 Growth Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no open futures contracts as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $4,526,611, collateralized by cash in the amount of $4,717,843, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2000, there were no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $213 in purchase premiums and $455,227 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $552. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $45,530,794 and $134,918,506, respectively.

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $37,859,609       $8,902,414       $(3,084,031)      $5,818,383

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2000, 68.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Funds outstanding shares. Investment activities of these shareholders could have a material effect.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended              Year Ended
                                                             August 31, 2000           February 29, 2000
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                          3,389  $     42,555      565,817  $  6,993,580
         Shares issued to shareholders
           in reinvestment of distributions                 751,239     8,624,304      692,802     9,146,296
         Shares repurchased                              (5,835,774)  (91,045,343)  (5,062,220)  (64,362,173)
                                                        -----------  ------------  -----------  ------------
         Net decrease                                    (5,081,146) $(82,378,484)  (3,803,601) $(48,222,297)
                                                        ===========  ============  ===========  ============

GMO REIT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO REIT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

 SHARES    DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           REAL ESTATE INVESTMENTS -- 98.4%
           COMMON STOCKS -- 10.4%
           DIVERSIFIED -- 2.1%
   62,500  Catellus Development Corp*                                 1,117,187
   50,000  St. Joe Co                                                 1,465,625
                                                                    -----------
                                                                      2,582,812
                                                                    -----------
           LODGING -- 4.6%
  157,500  Starwood Hotels and Resorts Worldwide Inc                  5,040,000
  350,000  Wyndham International Inc, Class A*                          743,750
                                                                    -----------
                                                                      5,783,750
                                                                    -----------
           OFFICE -- 3.7%
   35,000  Brookfield Properties Corp                                   560,000
  255,000  Trizec Hahn Corporation                                    4,032,187
                                                                    -----------
                                                                      4,592,187
                                                                    -----------
           TECHNOLOGY -- 0.0%
    5,000  VelocityHSI Inc*                                              17,500
                                                                    -----------

           TOTAL COMMON STOCKS (COST $21,562,637)                    12,976,249
                                                                    -----------
           REAL ESTATE INVESTMENT TRUSTS -- 88.0%
           APARTMENTS -- 13.6%
   75,000  Apartment Investment & Management Co, Class A              3,365,625
   25,000  BRE Properties Inc                                           729,687
   80,000  Cornerstone Realty Income Trust                              840,000
  137,500  Equity Residential Properties Trust                        6,600,024
   25,000  Gables Residential Trust                                     693,750
   20,000  Mid America Apartment Community                              483,750
   25,000  Smith (Charles E) Residential                              1,028,125
   52,500  Summit Properties Inc                                      1,220,625
  200,000  United Dominion Realty Trust Inc                           2,162,500
                                                                    -----------
                                                                     17,124,086
                                                                    -----------
           DIVERSIFIED -- 15.5%
   75,000  Colonial Properties Trust                                  2,006,250
  347,500  Crescent Real Estate Equities                              7,688,437

              See accompanying notes to the financial statements.              1

GMO REIT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

 SHARES    DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           DIVERSIFIED -- CONTINUED
   65,000  Glenborough Realty Trust Inc                               1,210,625
   50,000  Meditrust Corp                                               115,625
   65,000  The Rouse Co                                               1,568,125
  185,000  Vornado Realty Trust                                       6,845,000
                                                                    -----------
                                                                     19,434,062
                                                                    -----------
           FACTORY OUTLET -- 0.5%
   20,000  Chelsea GCA Realty Inc                                       671,250
   17,500  Prime Retail Inc                                              12,031
                                                                    -----------
                                                                        683,281
                                                                    -----------
           INDUSTRIAL -- 7.7%
   50,000  AMB Property Corp                                          1,209,375
   55,000  Eastgroup Properties Inc                                   1,203,125
   80,000  First Industrial Realty Trust                              2,375,000
   80,000  Liberty Property Trust                                     2,090,000
  122,500  Prologis Trust                                             2,802,187
                                                                    -----------
                                                                      9,679,687
                                                                    -----------
           LODGING -- 5.5%
   80,000  Felcor Lodging Trust Inc                                   1,780,000
   34,000  Hospitalities Properties Trust                               790,500
  400,000  Host Marriott Corp                                         4,275,000
                                                                    -----------
                                                                      6,845,500
                                                                    -----------
           MANUFACTURED HOUSING -- 0.6%
   29,000  Chateau Communities Inc                                      754,000
                                                                    -----------
           OFFICE -- 34.5%
   12,500  Alexandria Real Estate Equity Inc                            437,500
   40,000  Arden Realty Group Inc                                     1,020,000
   62,500  Bedford Property Investors                                 1,214,844
   17,500  Boston Properties Inc                                        707,656
  200,000  Brandywine Realty Trust                                    4,100,000
   25,000  CarrAmerica Realty Corp                                      726,562
  240,000  Duke Realty Investments                                    5,700,000
  205,000  Equity Office Properties Trust                             5,919,375
  162,500  Highwood Properties Inc                                    3,910,156

2             See accompanying notes to the financial statements.

GMO REIT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

 SHARES    DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           OFFICE -- CONTINUED
   50,000  Kilroy Realty Corp                                         1,243,750
   62,800  Koger Equity Inc                                           1,075,450
  250,000  Mack-Cali Realty Corp                                      6,546,875
   65,000  Parkway Properties Inc                                     2,063,750
  100,000  Prentiss Properties Trust                                  2,431,250
    5,000  Prime Group Realty Trust                                      76,875
    3,500  PS Business Parks Inc                                         92,750
   65,000  Reckson Associates Realty Corp                             1,580,313
   24,000  Reckson Associates Realty Corp, Class B                      613,500
   25,000  SL Green Realty Corp                                         670,313
   60,000  Spieker Properties Inc                                     3,277,500
                                                                    -----------
                                                                     43,408,419
                                                                    -----------
           REGIONAL MALLS -- 6.9%
   29,800  CBL & Associates Properties Inc                              711,475
   60,000  General Growth Properties                                  1,927,500
   50,000  JP Realty Inc                                                887,500
   52,500  Macerich Co                                                1,099,219
   74,500  Mills Corp                                                 1,350,313
   42,500  Simon Property Group Inc                                     969,531
   50,000  Urban Shopping Centers Inc                                 1,746,875
                                                                    -----------
                                                                      8,692,413
                                                                    -----------
           SELF STORAGE -- 0.4%
    5,200  Public Storage Inc                                           126,750
   15,000  Shurgard Storage Centers Inc                                 357,188
                                                                    -----------
                                                                        483,938
                                                                    -----------
           SHOPPING/POWER CENTER -- 2.3%
  100,000  Developers Diversified Realty Corp                         1,450,000
   49,000  JDN Realty Corp                                              505,313
   70,000  New Plan Excel Realty Trust                                  966,875
                                                                    -----------
                                                                      2,922,188
                                                                    -----------
           TELECOMMUNICATIONS -- 0.1%
    2,500  Pinnacle Holdings Inc*                                       100,625
                                                                    -----------

              See accompanying notes to the financial statements.              3

GMO REIT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                TRIPLE NET LEASING -- 0.4%
       25,000   iStar Financial Inc                                            523,438
                                                                         -------------

                TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $117,907,064)    110,651,637
                                                                         -------------

                TOTAL REAL ESTATE INVESTMENTS (COST $139,469,701)          123,627,886
                                                                         -------------
                SHORT-TERM INVESTMENTS -- 5.9%
                CASH EQUIVALENTS -- 4.2%
$   1,754,618   Fleet National Bank Time Deposit, 6.82%, due
                  10/31/00(a)                                                1,754,618
$   1,605,701   Harris Trust & Savings Bank Time Deposit, 6.50%, due
                  9/05/00(a)                                                 1,605,701
    1,973,681   Merrimac Cash Fund Premium Class(a)                          1,973,681
                                                                         -------------
                                                                             5,334,000
                                                                         -------------
                REPURCHASE AGREEMENT -- 1.7%
$   2,105,626   Salomon Smith Barney Inc. Repurchase Agreement, dated
                8/31/00, due 9/01/00, with a maturity value of
                $2,105,961 and an effective yield of 5.73%,
                collateralized by a U.S. Treasury Obligation with a
                rate of 9.25%, maturity date of 2/15/16 and market
                value, including accrued interest, of $2,156,239.            2,105,626
                                                                         -------------

                TOTAL SHORT-TERM INVESTMENTS (COST $7,439,626)               7,439,626
                                                                         -------------
                TOTAL INVESTMENTS -- 104.3%
                (Cost $146,909,327)                                        131,067,512

                Other Assets and Liabilities (net) -- (4.3%)                (5,376,856)
                                                                         -------------
                TOTAL NET ASSETS -- 100.0%                               $ 125,690,656
                                                                         =============

                NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investments of security lending collateral (Note 1).

4             See accompanying notes to the financial statements.

GMO REIT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $146,909,327) (Note 1)         $131,067,512
   Receivable for Fund shares sold                                     260
   Dividends and interest receivable                               108,127
   Receivable for expenses waived or borne by Manager (Note
    2)                                                               5,890
                                                              ------------
      Total assets                                             131,181,789
                                                              ------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)             5,334,000
   Payable for Fund shares repurchased                              52,260
   Payable to affiliate for (Note 2):
      Management fee                                                59,279
      Shareholder service fee                                       16,472
   Accrued expenses                                                 29,122
                                                              ------------
      Total liabilities                                          5,491,133
                                                              ------------
NET ASSETS                                                    $125,690,656
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $167,195,924
   Accumulated undistributed net investment income               4,438,701
   Accumulated net realized loss                               (30,102,154)
   Net unrealized depreciation                                 (15,841,815)
                                                              ------------
                                                              $125,690,656
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $125,690,656
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    12,983,702
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.68
                                                              ============

              See accompanying notes to the financial statements.              5

GMO REIT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $11,892)            $ 4,823,091
   Interest (including securities lending income of $2,135)        97,531
                                                              -----------
      Total income                                              4,920,622
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        366,114
   Audit fees                                                      19,412
   Custodian and transfer agent fees                               10,672
   Legal fees                                                       3,588
   Trustees fees (Note 2)                                             828
   Miscellaneous                                                    1,196
   Fees waived or borne by Manager (Note 2)                       (35,696)
                                                              -----------
                                                                  366,114
   Shareholder service fee (Note 2)
      Class III                                                   101,698
                                                              -----------
      Net expenses                                                467,812
                                                              -----------

         Net investment income                                  4,452,810
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):

   Net realized loss on investments                            (5,054,876)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                28,303,470
                                                              -----------

      Net realized and unrealized gain                         23,248,594
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $27,701,404
                                                              ===========

6             See accompanying notes to the financial statements.

GMO REIT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  4,452,810      $  7,373,324
   Net realized loss                                         (5,054,876)       (9,292,667)
   Change in net unrealized appreciation (depreciation)      28,303,470        (2,861,315)
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               27,701,404        (4,780,658)
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (6,731,698)       (7,382,589)
                                                           ------------      ------------
      Total distributions from net investment income         (6,731,698)       (7,382,589)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (15,786,632)      (10,458,232)
                                                           ------------      ------------
   Decrease in net assets resulting from net share
    transactions                                            (15,786,632)      (10,458,232)
                                                           ------------      ------------
      Total increase (decrease) in net assets                 5,183,074       (22,621,479)
NET ASSETS:
   Beginning of period                                      120,507,582       143,129,061
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $4,438,701 and $6,717,589,
    respectively)                                          $125,690,656      $120,507,582
                                                           ============      ============

              See accompanying notes to the financial statements.              7

GMO REIT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998        1997*
                                          ----------------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.26       $   9.13     $  12.92     $  12.62    $  10.00
                                              --------       --------     --------     --------    --------

Income from investment operations:
   Net investment income                          0.31+          0.51+        0.51+        0.53        0.24
   Net realized and unrealized gain
     (loss)                                       1.58          (0.87)       (3.36)        1.26        2.60
                                              --------       --------     --------     --------    --------

      Total from investment operations            1.89          (0.36)       (2.85)        1.79        2.84
                                              --------       --------     --------     --------    --------

Less distributions to shareholders:
   From net investment income                    (0.47)         (0.51)       (0.19)       (0.57)      (0.17)
   In excess of net investment income               --             --           --        (0.03)         --
   From net realized gains                          --             --        (0.75)       (0.89)      (0.05)
                                              --------       --------     --------     --------    --------

      Total distributions                        (0.47)         (0.51)       (0.94)       (1.49)      (0.22)
                                              --------       --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                $   9.68       $   8.26     $   9.13     $  12.92    $  12.62
                                              ========       ========     ========     ========    ========
TOTAL RETURN(a)                                  22.87%++       (4.69)%     (23.27)%      14.29%      28.49%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $125,691       $120,508     $143,129     $374,774    $260,929
   Net expenses to average daily net
     assets                                       0.69%**        0.69%        0.69%        0.69%       0.69%**
   Net investment income to average
     daily net assets                             6.57%**        5.64%        4.60%        4.10%       4.72%**
   Portfolio turnover rate                           5%            13%          59%          86%         21%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:            --(b)    $   0.01     $   0.03     $   0.03    $   0.02

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
*    Period from May 31, 1996 (commencement of operations) to February 28, 1997.
**   Annualized.

8             See accompanying notes to the financial statements.

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO REIT Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in or exposure to real estate investment trusts ("REIT"), which are managed vehicles that invest in real estate or real estate-related assets. The Fund's benchmark is the Morgan Stanley REIT Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $5,195,625, collateralized by cash in the amount of $5,334,000, which was invested in short-term instruments.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      At February 29, 2000, the Fund had capital loss carryforwards available to offset future capital gains, if any, of $8,368,927 and $15,979,464, expiring in 2007 and 2008, respectively. The value of the capital loss carryforwards may be limited due to significant shareholder activity.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $37,774 in purchase premiums and $139,809 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $828. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $6,145,431 and $22,453,033, respectively.

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $146,909,327      $7,054,601       $(22,896,416)    $(15,841,815)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2000, 15.0% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended             Year Ended
                                                            August 31, 2000          February 29, 2000
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                       862,376  $  7,554,704   3,881,568  $ 33,381,589
         Shares issued to shareholders
           in reinvestment of distributions                480,290     4,620,387     483,941     4,594,949
         Shares repurchased                             (2,940,894)  (27,961,723) (5,462,918)  (48,434,770)
                                                        ----------  ------------  ----------  ------------
         Net decrease                                   (1,598,228) $(15,786,632) (1,097,409) $(10,458,232)
                                                        ==========  ============  ==========  ============

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.1%
               ADVERTISING -- 0.2%
       24,100  24/7 Media Inc*                                                347,944
        7,000  Getty Images Inc*                                              294,000
                                                                        -------------
                                                                              641,944
                                                                        -------------
               AEROSPACE -- 0.4%
       10,000  Curtiss Wright Corp                                            454,375
       21,400  Kaman Corp, Class A                                            280,875
       16,600  Teleflex Inc                                                   591,375
                                                                        -------------
                                                                            1,326,625
                                                                        -------------
               AUTOMOTIVE -- 1.4%
       43,650  ArvinMeritor Inc                                               720,225
       18,900  Autoliv Inc                                                    435,881
       11,900  Bandag Inc                                                     387,494
       14,500  Borg Warner Automotive Inc                                     498,437
       41,100  Cooper Tire & Rubber Co                                        495,769
       12,300  Lear Corp*                                                     265,219
       19,600  Modine Manufacturing Co                                        551,250
       15,250  Smith (AO) Corp, Class B                                       240,187
       15,300  Superior Industries International Inc                          496,294
       19,600  Wabash National Corp                                           218,050
                                                                        -------------
                                                                            4,308,806
                                                                        -------------
               BANKING AND FINANCIAL SERVICES -- 8.2%
       22,000  Advanta Corp, Class A                                          286,000
        4,100  Affiliated Managers Group Inc*                                 228,575
       23,100  Associated Banc Corp                                           580,027
       13,100  Astoria Financial Corp                                         460,137
       19,100  Baldwin and Lyons Inc, Class B                                 371,256
       33,900  Bancwest Corp                                                  599,606
        7,500  Bank United Corp                                               337,500
       27,500  Banknorth Group Inc                                            450,312
       19,928  BOK Financial Corporation*                                     356,213
       19,800  Capitol Federal Financial                                      287,100
       13,600  Comdisco Inc                                                   326,400
        6,900  Commerce Bancshares Inc                                        248,400
       28,200  Commercial Federal Corp                                        509,362

              See accompanying notes to the financial statements.              1

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               BANKING AND FINANCIAL SERVICES -- CONTINUED
       32,600  Compass Bankshares Inc                                         594,950
       10,500  Corus Bancshares Inc                                           346,500
        7,500  Dain Rauscher Corp                                             603,281
       17,700  Dime Bancorp Inc                                               325,237
       18,516  Downey Financial Corp                                          620,286
       40,600  Edwards (AG) Inc                                             2,111,200
       14,100  First Bancorp Puerto Rico                                      274,950
        5,600  First Citizens Bancshares, Class A                             368,550
       18,400  First Federal Financial Corp*                                  331,200
       21,100  First Security Corp                                            321,775
       12,300  Greenpoint Financial Corp                                      321,337
       23,100  Heller Financial Inc                                           574,612
       33,500  Hibernia Corporation, Class A                                  420,844
       16,300  Independence Community Bank Corp                               221,069
       17,000  IndyMac Bancorp Inc                                            286,875
       15,000  Jefferies Group Inc                                            456,562
       24,100  Leucadia National Corp                                         629,612
       24,100  Liberty Financial Cos                                          569,362
       22,225  Morgan Keegan Inc                                              445,889
       11,200  Neuberger Berman Inc                                           662,900
       33,200  Pacific Century Financial Corp                                 464,800
       41,550  PMI Group Inc                                                2,576,100
       32,075  Raymond James Financial Corp                                   914,137
       14,200  Richmond County Financial Corp                                 285,775
       35,400  Riggs National Corp                                            422,587
       71,100  Roslyn Bancorp Inc                                           1,408,669
       18,600  Silicon Valley Bancshares*                                   1,071,825
      102,696  Sovereign Bancorp Inc                                          872,916
        8,000  Student Loan Group                                             381,500
       13,000  TCF Financial Corp                                             426,562
        9,001  UMB Financial Corp                                             324,599
        9,400  Value Line Inc                                                 337,225
       28,264  Washington Federal Inc                                         586,478
        1,200  Wesco Financial Corp                                           288,000
        6,800  Whitney Holding Corp                                           241,825
                                                                        -------------
                                                                           26,130,877
                                                                        -------------
               CHEMICALS -- 2.3%
       21,900  Albemarle Corp                                                 543,394
       25,300  Cytec Industries Inc*                                          844,387

2             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CHEMICALS -- CONTINUED
        6,800  Dexter Corp                                                    402,050
       52,800  Engelhard Corp                                                 990,000
       12,850  Ferro Corp                                                     265,031
        8,800  Great Lakes Chemical Corp                                      297,000
       35,400  Hanna (MA) Co                                                  294,262
       50,500  IMC Global Inc                                                 741,719
       50,000  Kaiser Aluminum Corp*                                          284,375
       18,000  Lubrizol Corp                                                  390,375
       33,400  Millenium Chemicals Inc                                        551,100
       28,600  Mississippi Chemical Corp                                      117,975
       25,400  Olin Corp                                                      419,100
       48,400  RPM Inc                                                        462,825
       15,900  Stepan Co                                                      331,912
       29,400  Wellman Inc                                                    354,637
                                                                        -------------
                                                                            7,290,142
                                                                        -------------
               COMPUTER AND OFFICE EQUIPMENT -- 1.0%
       56,800  Advanced Micro Devices Inc*                                  2,137,100
        9,900  Everex Systems Inc(a)*                                               0
       39,300  Reynolds & Reynolds Inc, Class A                               712,312
        7,600  Safeguard Scientifics Inc*                                     217,075
                                                                        -------------
                                                                            3,066,487
                                                                        -------------
               CONSTRUCTION -- 1.9%
       41,700  Centex Corp                                                  1,204,087
       28,700  Horton (DR) Inc                                                563,237
       31,000  Kaufman & Broad Home Corp                                      769,187
       50,000  Pulte Corp                                                   1,646,875
        8,100  Quanta Services Inc*                                           378,675
       13,900  Texas Industries Inc                                           474,337
       29,900  Toll Brothers Inc*                                             975,487
                                                                        -------------
                                                                            6,011,885
                                                                        -------------
               CONSUMER GOODS -- 3.6%
       10,341  Block Drug Co Inc, Class A                                     418,810
       17,400  Brown Shoe Co Inc                                              187,050
       31,300  Callaway Golf Co                                               451,894
       16,100  Columbia Sportswear Co*                                        658,087
       13,300  Footstar Inc*                                                  395,675

              See accompanying notes to the financial statements.              3

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER GOODS -- CONTINUED
       19,400  Furniture Brands International Inc*                            312,825
       35,100  HA-LO Industries Inc*                                          175,500
       29,800  Hon Industries Inc                                             802,737
       13,100  Kellwood Co                                                    209,600
       23,600  Kimball International, Class B                                 401,200
       18,215  Lancaster Colony Corp                                          420,083
       23,000  Liz Claiborne Inc                                            1,010,562
       24,600  Mohawk Industries Inc*                                         584,250
       19,700  National Service Industries                                    392,769
        5,600  Nautica Enterprises Inc*                                        66,150
       27,100  Oakley Inc*                                                    459,006
       20,500  Pittston Brinks Group                                          319,031
       21,000  Polo Ralph Lauren Corp*                                        406,875
       24,200  Reebok International Ltd*                                      464,337
       20,500  Russell Corp                                                   390,781
       27,600  Steelcase Inc                                                  457,125
       73,232  Sunbeam Corp*                                                  141,887
       18,500  Tech Data Corp*                                                955,062
       28,700  Unifi Inc*                                                     324,669
       41,620  US Industries Inc                                              530,655
       44,500  Wolverine World Wide Inc                                       486,719
                                                                        -------------
                                                                           11,423,339
                                                                        -------------
               ELECTRONIC EQUIPMENT -- 7.8%
       12,500  Adaptec Inc*                                                   306,250
       30,100  American Power Conversion Corp*                                716,756
       14,800  Andrew Corp*                                                   438,450
       12,000  APW Ltd*                                                       528,000
       50,900  Arrow Electronics Inc*                                       1,851,487
       52,600  Atmel Corp*                                                  1,052,000
       35,000  AVX Corp                                                     1,047,812
       29,550  Cable Design Technologies Corp*                                797,850
       21,900  Cypress Semiconductor Corp*                                  1,082,681
       24,700  Diebold Inc                                                    697,775
       82,800  Glenayre Technologies Inc*                                     900,450
        7,500  Harman International Industries                                575,625
       19,800  Harris Corp                                                    595,237
       13,200  Hubbell Inc, Class B                                           341,550
       13,700  Imation Corp*                                                  304,825
       17,500  Integrated Device Technology Inc*                            1,535,625

4             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT -- CONTINUED
       21,100  International Rectifier Corp*                                1,327,981
       42,600  Kemet Corp*                                                  1,278,000
       20,200  Lincoln Electric Holdings Inc                                  295,425
       17,300  Litton Industries *                                            956,906
       24,700  MEMC Electronic Materials Inc*                                 444,600
        9,400  Methode Electronics, Class A                                   565,175
       37,400  National Semiconductor Corp*                                 1,664,300
       31,600  Pioneer Standard Electronics Inc                               432,525
          800  SDL Inc*                                                       317,850
       29,400  Sensormatic Electronics Corp*                                  488,775
       49,600  Silicon Valley Group Inc*                                    1,382,600
        9,600  Siliconix Inc*                                                 536,400
       15,400  Thomas & Betts Corp                                            288,750
       18,700  Valmont Industries Inc                                         354,131
       42,455  Vishay Intertechnology Inc*                                  1,711,467
       54,728  Zilog Inc(b)*                                                  136,393
                                                                        -------------
                                                                           24,953,651
                                                                        -------------
               ENTERTAINMENT & LEISURE -- 1.8%
        7,500  Anchor Gaming*                                                 549,375
       44,600  Harrahs Entertainment Inc*                                   1,265,525
       38,700  Mandalay Resort Group*                                       1,076,344
       40,100  Metro Goldwyn Mayer Inc*                                     1,027,562
      105,500  Park Place Entertainment Corp*                               1,549,531
        8,000  Six Flags Inc*                                                 119,500
                                                                        -------------
                                                                            5,587,837
                                                                        -------------
               FOOD AND BEVERAGE -- 3.2%
        8,300  Agribrands International Inc*                                  329,925
       50,400  Bob Evans Farms Inc                                            856,800
       20,600  Corn Product International Inc                                 517,575
        6,000  Dean Foods Co                                                  187,500
        2,700  Farmer Brothers Co                                             465,244
       78,100  IBP Inc                                                      1,254,481
       12,600  International Multifoods Corp                                  205,537
       22,200  Interstate Bakeries Corp                                       398,212
       12,900  Keebler Food Co                                                590,981
       26,500  Luby's Cafeterias Inc                                          145,750
       13,300  Michael Foods Inc                                              315,875

              See accompanying notes to the financial statements.              5

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FOOD AND BEVERAGE -- CONTINUED
       30,100  Pepsi Bottling Group Inc                                       955,675
       41,200  RJ Reynolds Tobacco Holdings                                 1,478,050
          860  Seaboard Corp                                                  167,700
       15,700  Smithfield Foods Inc*                                          417,031
       15,700  Suiza Foods Corp*                                              785,000
       16,300  Universal Corp                                                 421,762
       25,350  Universal Foods Corp                                           519,675
       24,900  Whitman Corp                                                   328,369
                                                                        -------------
                                                                           10,341,142
                                                                        -------------
               HEALTH CARE -- 4.9%
       19,400  Arrow International Inc                                        691,125
      140,200  Beverly Enterprises Inc*                                       727,287
        9,100  Celera Genomics Group*                                         986,781
       12,400  Chiron Corp*                                                   670,375
       11,400  Cooper (The) Companies Inc                                     374,775
       43,200  Coventry Health Care Inc*                                      691,200
       25,900  Dentsply International Inc                                     864,412
       60,210  Foundation Health Systems Inc, Class A*                      1,057,438
       54,600  Health Management Associates Inc*                              890,662
       25,500  Hillenbrand Industries Inc                                     887,719
       21,400  Invacare Corp                                                  576,462
        5,330  Laboratory Corp of America Holdings*                           630,606
       23,100  Mallinckrodt Inc                                             1,040,944
       60,700  Manor Care Inc*                                                811,862
       41,600  Mid Atlantic Medical Services Inc*                             670,800
       13,100  Ocular Sciences Inc*                                           140,825
       13,000  Quest Diagnostics Inc*                                       1,608,750
       40,300  Quorum Health Group Inc*                                       518,862
       18,900  Trigon Healthcare Inc*                                         975,712
        8,900  Universal Health Services, Class B*                            629,675
                                                                        -------------
                                                                           15,446,272
                                                                        -------------
               INSURANCE -- 6.3%
        9,000  21st Century Insurance Group                                   142,312
        1,792  Alleghany Corp*                                                312,616
       20,600  Allmerica Financial Corp                                     1,254,025
       22,600  American Financial Group Inc                                   560,762
        8,200  American National Insurance Co                                 504,300

6             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               INSURANCE -- CONTINUED
       15,700  Amerus Life Holdings Inc                                       387,594
       21,700  Argonaut Group Inc                                             358,050
       17,000  Berkley (WR) Corp                                              450,500
       21,100  Commerce Group Inc                                             548,600
       12,699  Delphi Financial Group Inc*                                    525,421
        8,100  Erie Indemnity Co, Class A                                     250,594
       24,870  Fidelity National Financial Inc                                495,846
       38,750  First American Financial Corp                                  639,375
       50,330  Fremont General Corp                                           160,427
       21,300  Harleysville Group Inc                                         410,025
       34,900  HCC Insurance Holdings Inc                                     737,262
       13,400  Horace Mann Educators Corp                                     204,350
       59,200  Humana Inc*                                                    506,900
       19,600  Kansas City Life Insurance Co                                  654,150
        5,300  Liberty Corp                                                   204,050
       23,700  Mercury General Corp                                           650,269
       18,300  Mony Group Inc                                                 691,969
       38,600  Ohio Casualty Corp                                             284,675
       54,000  Old Republic International Corp                              1,292,625
        3,700  Pacificare Health Systems Inc*                                 199,569
       23,100  Presidential Life Corp                                         349,387
       12,500  Protective Life Corp                                           359,375
       26,600  Radian Group Inc                                             1,652,525
      291,300  Reliance Group Holdings Inc                                     63,736
       16,600  ReliaStar Financial Corp                                       893,287
       10,343  RLI Corp                                                       398,205
       24,600  Selective Insurance Group                                      441,262
        1,000  StanCorp Financial Group Inc                                    40,000
       21,500  Torchmark Corp                                                 603,344
       20,500  Transatlantic Holding Inc                                    1,787,344
       10,850  Trenwick Group Inc                                             205,472
       37,400  UICI*                                                          247,775
       13,500  Unitrin Inc                                                    410,906
        1,900  White Mountains Insurance Group Inc                            309,700
                                                                        -------------
                                                                           20,188,584
                                                                        -------------
               LODGING -- 0.3%
       10,300  MGM Grand Inc                                                  354,062
       43,900  Prime Hospitality Corp*                                        455,462

              See accompanying notes to the financial statements.              7

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               LODGING -- CONTINUED
      119,300  Wyndham International Inc, Class A*                            253,512
                                                                        -------------
                                                                            1,063,036
                                                                        -------------
               MACHINERY -- 3.3%
       43,400  Agco Corp                                                      455,700
       10,900  Cooper Cameron Corp*                                           848,156
       23,300  Cummins Engine Inc                                             827,150
       20,700  Detroit Diesel Corp                                            472,219
       25,000  Donaldson Co Inc                                               528,125
       16,000  Flowserve Corp                                                 296,000
       17,400  FMC Corp*                                                    1,179,937
        6,900  Ionics Inc*                                                    205,706
       13,700  Kaydon Corp                                                    302,256
       19,900  Kennametal Inc                                                 509,937
        7,200  Kulicke & Soffa Industries*                                    130,950
       20,600  Lam Research Corp*                                             620,575
       55,500  Milacron Inc                                                   856,781
        6,700  Nordson Corp                                                   433,825
        3,100  Smith International Inc*                                       246,450
       21,200  SpeedFam-IPEC Inc*                                             394,850
       16,500  Stanley Works                                                  441,375
       10,300  Tecumseh Products Co                                           409,425
        9,000  Tecumseh Products Co, Class B                                  348,750
       11,100  Toro Co                                                        335,775
       14,800  Ultratech Stepper Inc*                                         266,400
       22,100  York International Corp                                        549,737
                                                                        -------------
                                                                           10,660,079
                                                                        -------------
               MANUFACTURING -- 2.6%
       25,200  American Greetings Corp                                        469,350
       12,000  Applied Power Inc, Class A                                      59,250
       12,400  Barnes Group Inc                                               241,025
       72,512  Clayton Homes Inc                                              706,992
       32,650  Crane Co                                                       820,331
        6,100  CSS Industries Inc*                                            125,050
       63,000  General Cable Corp                                             527,625
        9,300  Greif Brothers Corp                                            268,537
       17,600  Harsco Corp                                                    489,500
       20,700  International Game Technology*                                 600,300

8             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MANUFACTURING -- CONTINUED
       27,000  Lafarge Corp                                                   658,125
       18,000  Mine Safety Appliances                                         369,000
       28,600  Omnicare Inc                                                   391,462
        5,800  Sequa Corp, Class A*                                           268,250
       24,400  Snap-On Inc                                                    751,825
       13,200  Standex International Corp                                     245,025
        8,400  Temple Inland Inc                                              356,475
       20,600  Tower Automotive Inc*                                          234,325
       23,100  Trinity Industries Inc                                         447,562
       18,800  Watts Industries Inc, Class A                                  211,500
                                                                        -------------
                                                                            8,241,509
                                                                        -------------
               METALS AND MINING -- 2.0%
       11,300  Allegheny Technologies Inc                                     245,775
       33,700  Arch Coal Inc                                                  252,750
       74,600  Bethlehem Steel Corp*                                          261,100
       30,900  Cleveland Cliffs Inc                                           776,362
       12,000  Commercial Metals Co                                           335,250
       19,100  Nacco Industries Inc, Class A                                  895,313
       38,700  Phelps Dodge Corp                                            1,722,150
       14,300  Southern Peru Copper Corp                                      199,306
       33,600  Timken Co                                                      548,100
       56,300  USX-US Steel Group Inc                                         978,213
                                                                        -------------
                                                                            6,214,319
                                                                        -------------
               OIL AND GAS -- 6.6%
       16,800  AGL Resources Inc                                              318,150
       12,100  BJ Services Co*                                                810,700
       10,386  Devon Energy Corp                                              608,230
       24,100  Ensco International Inc                                        960,988
        5,300  EOG Resources Inc                                              202,725
        6,100  Equitable Resources Inc                                        343,506
       13,600  Global Marine Inc*                                             439,450
       15,900  Gulf Island Fabrication Inc*                                   294,150
       21,800  Helmerich & Payne Inc                                          805,238
       59,700  Key Energy Services Inc*                                       619,388
       47,300  Kinder Morgan Inc                                            1,741,231
        6,300  Louis Dreyfus Natural Gas*                                     218,925
       15,100  Marine Drilling Co Inc*                                        410,531

              See accompanying notes to the financial statements.              9

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               OIL AND GAS -- CONTINUED
       16,600  Nabors Industries Inc*                                         789,538
        6,100  National Fuel Natural Gas Co                                   319,869
       30,100  National-Oilwell Inc*                                        1,044,094
       12,100  Noble Drilling Corp*                                           586,850
       52,100  Ocean Energy Inc*                                              791,269
      151,700  Parker Drilling Co*                                          1,090,344
       14,400  Patterson Energy Inc*                                          451,800
        9,800  Peoples Energy Corp                                            318,500
       29,900  Pioneer Natural Resources Co*                                  414,863
       33,600  Pride International Inc*                                       827,400
       34,900  Questar Corp                                                   756,894
       56,200  R&B Falcon Corp*                                             1,601,700
        6,300  Rowan Cos Inc*                                                 195,300
       14,700  Seacor Smit Inc*                                               669,769
       18,300  Superior Energy Services Inc*                                  201,300
       21,700  Tidewater Inc                                                  876,138
       35,861  Varco International Inc*                                       723,944
       24,700  Veritas DGC Inc*                                               659,181
       38,900  Vintage Petroleum Inc                                          816,900
                                                                        -------------
                                                                           20,908,865
                                                                        -------------
               PAPER AND ALLIED PRODUCTS -- 1.5%
       10,400  Boise Cascade Corp                                             310,700
        6,900  Bowater Inc                                                    354,488
        7,600  Caraustar Industries Inc                                       117,325
       19,400  Graphic Packaging International Corp*                           38,800
       24,600  Louisiana Pacific Corp                                         259,838
       26,600  Mail-Well Inc*                                                 192,850
       17,400  Mead Corp                                                      466,538
       19,200  Pentair Inc                                                    624,000
       23,900  Rock-Tenn Co, Class A                                          246,469
       45,000  Sonoco Products Co                                             869,063
       16,800  United Stationers Inc*                                         544,950
       36,100  Wausau-Mosinee Paper Corp                                      320,388
       17,500  Westvaco Corp                                                  479,063
                                                                        -------------
                                                                            4,824,472
                                                                        -------------
               PHARMACEUTICALS -- 1.3%
       37,900  Axys Pharmaceuticals Inc*                                      293,725

10            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PHARMACEUTICALS -- CONTINUED
       20,100  ICN Pharmaceuticals Inc                                        569,081
       31,675  Mark IV Industries Inc                                         708,728
       41,300  Mylan Laboratories Inc                                       1,097,031
       21,200  NBTY Inc*                                                      149,725
       39,300  Nu Skin Enterprises Inc*                                       257,906
       11,400  Protein Design Labs Inc*                                       866,400
        6,600  Sigma Aldrich Corp                                             191,813
        7,400  West Pharmaceutical Services Inc                               154,013
                                                                        -------------
                                                                            4,288,422
                                                                        -------------
               PRIMARY MATERIALS -- 0.3%
       18,200  A. Schulman Inc                                                219,538
       11,300  Carlisle Cos Inc                                               517,681
        9,700  Florida Rock Industries                                        372,844
                                                                        -------------
                                                                            1,110,063
                                                                        -------------
               PRIMARY PROCESSING -- 1.3%
       28,900  AK Steel Holding Corp                                          314,288
       17,700  Belden Inc                                                     462,413
       15,700  Carpenter Technology Corp                                      510,250
      125,700  LTV Corp                                                       227,831
        9,700  Mueller Industries Inc*                                        306,156
       45,200  National Steel Corp, Class B                                   183,625
        8,800  NCH Corp                                                       328,350
       11,300  Precision Castparts Corp                                       858,800
       15,500  Quanex Corp                                                    289,656
       24,313  Superior TeleCom Inc                                           205,141
       11,400  Valspar Corp                                                   336,300
                                                                        -------------
                                                                            4,022,810
                                                                        -------------
               PRINTING AND PUBLISHING -- 0.4%
       38,000  AH Belo Corp                                                   726,750
       28,200  Hollinger International Inc                                    461,775
       17,100  Ziff Davis Inc                                                 188,100
                                                                        -------------
                                                                            1,376,625
                                                                        -------------
               REAL ESTATE -- 8.2%
       18,635  AMB Property Corp, REIT                                        450,734

              See accompanying notes to the financial statements.             11

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REAL ESTATE -- CONTINUED
       17,204  Apartment Investment & Management Co, Class A, REIT            772,030
       23,543  Archstone Communities Trust, REIT                              579,746
       18,744  Arden Realty Group Inc, REIT                                   477,972
       16,970  Avalonbay Communities Inc, REIT                                758,347
       12,869  Boston Properties Inc, REIT                                    520,390
       15,238  Bradley Real Estate Inc, REIT                                  333,331
       17,743  Cabot Industrial Trust, REIT                                   348,206
       14,740  Camden Property Trust, REIT                                    441,279
       16,823  CarrAmerica Realty Corp, REIT                                  488,918
       17,203  CBL & Associates Properties Inc, REIT                          410,722
        4,920  Chelsea GCA Realty Inc, REIT                                   165,128
       14,186  Colonial Properties Trust, REIT                                379,476
       24,808  Crescent Real Estate Equities, REIT                            548,877
       22,523  Developers Diversified Realty Corp, REIT                       326,584
       32,994  Duke Realty Investments, REIT                                  783,608
       14,515  Federal Realty Investment Trust                                290,300
       25,564  Felcor Lodging Trust Inc, REIT                                 568,799
       12,871  First Industrial Realty Trust, REIT                            382,108
       12,427  Franchise Finance Corp of America, REIT                        279,608
       14,980  Gables Residential Trust, REIT                                 415,695
       15,995  General Growth Properties, REIT                                513,839
       12,873  Glenborough Realty Trust Inc, REIT                             239,760
       20,303  Glimcher Realty Trust, REIT                                    312,159
        7,800  Health Care Property Investors Inc, REIT                       205,238
       24,300  Health Care REIT Inc                                           438,919
       14,300  Healthcare Realty Trust Inc, REIT                              282,425
       19,362  Highwood Properties Inc, REIT                                  465,898
       12,487  Home Properties of NY Inc, REIT                                370,708
       15,201  Hospitalities Properties Trust, REIT                           353,423
       49,800  Host Marriott Corp, REIT                                       532,238
       23,625  iStar Financial Inc, REIT                                      494,648
       12,009  Kimco Realty Corp, REIT                                        487,866
       17,700  Lennar Corp                                                    488,963
       20,971  Liberty Property Trust, REIT                                   547,867
       17,000  LNR Property Corp                                              361,250
       16,006  Mack-Cali Realty Corp, REIT                                    419,157
       15,911  Meristar Hospitality Corp, REIT                                352,031
       27,789  New Plan Excel Realty Trust, REIT                              383,836
        8,000  Pinnacle Holdings Inc, REIT*                                   322,000
       15,800  Plum Creek Timber Co Inc, REIT                                 383,150

12            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REAL ESTATE -- CONTINUED
       12,109  Post Properties Inc, REIT                                      512,362
       14,956  Prentiss Properties Trust, REIT                                363,618
      120,777  Prison Realty Trust Inc, REIT                                  286,845
       24,382  Prologis Trust, REIT                                           557,738
       13,792  PS Business Parks Inc, REIT                                    365,488
       21,489  Public Storage Inc, REIT                                       523,794
       10,441  Realty Income Corp, REIT                                       237,533
       15,516  Reckson Associates Realty Corp, REIT                           377,233
       20,525  Rouse Co, REIT                                                 495,166
       33,400  Security Capital Group Inc, Class B, REIT*                     567,800
        4,000  Senior Housing Properties Trust, REIT                           36,500
        9,685  Shurgard Storage Centers Inc, REIT                             230,624
       13,553  SL Green Realty Corp, REIT                                     363,390
       16,142  Spieker Properties Inc, REIT                                   881,757
        9,157  Storage USA Inc, REIT                                          275,855
       10,521  Summit Properties Inc, REIT                                    244,613
       10,099  Sun Communities Inc, REIT                                      312,438
       39,312  United Dominion Realty Trust Inc, REIT                         425,061
       15,443  Vornado Realty Trust, REIT                                     571,391
       12,400  Webb (Del) Corp*                                               277,450
        9,827  Weingarten Realty, REIT                                        397,994
                                                                        -------------
                                                                           25,981,883
                                                                        -------------
               REFINING -- 0.9%
       18,400  Ashland Inc                                                    648,600
       34,000  Lyondell Petro Chemical Co                                     444,125
       17,600  Sunoco Inc                                                     478,500
       59,600  Tesoro Petroleum Corp*                                         573,650
       24,092  Ultramar Diamond Shamrock Corp                                 564,656
        4,000  Valero Energy Corp                                             120,500
                                                                        -------------
                                                                            2,830,031
                                                                        -------------
               RETAIL TRADE -- 4.5%
       10,800  Applebees International Inc                                    245,025
       25,000  Borders Group Inc*                                             332,813
       27,340  Burlington Coat Factory Warehouse                              333,206
       42,000  Cash American Investments Inc                                  315,000
       39,400  CBRL Group Inc                                                 475,263
       54,100  Charming Shoppes Inc*                                          294,169

              See accompanying notes to the financial statements.             13

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               RETAIL TRADE -- CONTINUED
       23,700  Claire's Stores Inc                                            466,594
       26,000  Consolidated Stores Corp*                                      354,250
       14,700  CPI Inc                                                        358,313
       26,900  Dillard's Inc                                                  344,656
       28,200  Dress Barn Inc*                                                601,013
       48,300  Goodys Family Clothing Inc*                                    221,881
       15,500  Great Atlantic & Pacific Tea Co                                217,000
       33,600  Inacom Corp(b)*                                                  1,344
       34,500  Ingles Markets Inc, Class A                                    340,688
       40,300  Lone Star Steakhouse and Saloon Inc                            340,031
       12,400  Michaels Stores Inc*                                           434,000
       25,200  Neiman Marcus Group Inc, Class A*                              845,775
       29,800  NPC International Inc*                                         294,275
      106,900  OfficeMax Inc*                                                 554,544
       16,200  Outback Steakhouse Inc*                                        371,588
       16,400  Payless ShoeSource Inc*                                        875,350
       23,900  Petco Animal Supplies Inc*                                     501,900
       32,500  Phillips Van Heusen                                            296,563
       38,400  Pier 1 Imports Inc                                             451,200
       32,900  Ruby Tuesday Inc                                               411,250
       16,900  Ruddick Corp                                                   207,025
       42,900  Ryan's Family Steak Houses Inc*                                348,563
       22,700  Saks Inc*                                                      227,000
       19,900  Shopko Stores Inc*                                             227,606
       52,200  Spiegel Inc, Class A                                           355,613
       13,000  Toys R Us Inc*                                                 236,438
       40,100  Transportation World Entertainment Corp*                       388,469
       25,300  Value City Department Stores Inc*                              227,700
       82,100  Venator Group Inc*                                           1,149,400
       12,400  Weismarkets Inc                                                421,600
        8,600  Zale Corp*                                                     317,663
                                                                        -------------
                                                                           14,384,768
                                                                        -------------
               SERVICES -- 3.9%
        6,500  Amerco*                                                        127,563
       25,000  Apac Teleservices Inc*                                         198,438
       27,925  Arctic Cat Inc                                                 330,738
       32,400  Aztar Corp*                                                    471,825
       16,950  Banta Corp                                                     373,959
        7,000  Berlitz International Inc*                                      70,875

14            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               SERVICES -- CONTINUED
       31,000  Bowne and Co Inc                                               321,625
       35,700  Buffets Inc*                                                   473,025
       24,000  Ceridian Corp*                                                 580,500
       10,000  Chemed Corp                                                    306,250
        7,407  Chris Craft Industries Inc*                                    579,598
       21,300  Dollar Thrifty Automotive Group Inc*                           481,913
       45,500  Edgewater Technology Inc*                                      284,375
       32,400  Electro Rent Corp*                                             396,900
       44,100  Fleming Cos Inc                                                680,794
       27,600  Fluor Corp                                                     826,275
       46,000  Ingram Micro Inc*                                              690,000
       33,100  Interpool Inc                                                  399,269
       23,800  Kelly Services, Class A                                        550,375
        8,550  Key3Media Group Inc*                                            64,659
       17,900  Manpower Inc                                                   647,756
       13,650  Marcus Corp                                                    168,066
       62,600  Modis Professional Services Inc*                               430,375
       41,100  NCO Group Inc*                                                 714,113
       10,700  Rent-A-Center Inc*                                             352,431
       23,200  Republic Services Inc, Class A*                                339,300
       26,100  Rollins Truck Leasing Corp                                     176,175
       31,200  Spherion Corp*                                                 384,150
       41,200  Supervalu Inc                                                  615,425
       28,200  Veterinary Centers of America Inc*                             408,900
                                                                        -------------
                                                                           12,445,647
                                                                        -------------
               TECHNOLOGY -- 4.0%
       15,908  Avnet Inc                                                      952,492
        4,900  Brocade Communications Systems Inc*                          1,106,481
       42,300  Cabletron Systems Inc*                                       1,583,606
       57,400  Cadence Design Systems Inc*                                  1,219,750
       25,900  Cirrus Logic Corp*                                             783,475
       15,200  Deluxe Corp                                                    334,400
       13,600  Esterline Corp*                                                263,500
       15,500  G TECH Holdings Corp*                                          277,063
       17,400  Inprise Corp*                                                  101,682
       21,500  J.D. Edwards & Co.*                                            533,469
       36,600  JDA Software Group Inc*                                        473,513
       12,900  Manugistics Group Inc*                                       1,131,975
       37,200  Network Associates Inc*                                        962,550

              See accompanying notes to the financial statements.             15

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       15,900  Policy Management System Corp*                                 214,650
       39,100  Renaissance Worldwide Inc*                                      61,094
       14,200  SERENA Software Inc*                                           624,800
        6,800  Symantec Co*                                                   331,925
       12,000  Synopsys Inc*                                                  444,750
        7,850  Tektronix Inc                                                  598,072
       28,380  Thermo Electron Corp*                                          659,835
                                                                        -------------
                                                                           12,659,082
                                                                        -------------
               TELECOMMUNICATIONS -- 1.5%
        9,900  American Tower Corp, Class A*                                  359,494
       13,300  Aspect Communications Corp*                                    300,081
       31,200  Citizens Communications Co*                                    508,950
       12,900  MRV Communications Inc*                                        994,106
        3,600  Redback Networks Inc*                                          537,750
        5,800  Telephone and Data Systems Inc                                 672,800
       10,300  VoiceStream Wireless Corp*                                   1,159,394
       12,000  West Teleservices*                                             285,000
                                                                        -------------
                                                                            4,817,575
                                                                        -------------
               TEXTILES -- 0.2%
        4,200  Crystal Brands Inc(a)                                                0
       25,750  Guilford Mills                                                  90,125
       23,000  Shaw Industries Inc                                            286,063
       11,400  Springs Industries Inc, Class A                                340,575
                                                                        -------------
                                                                              716,763
                                                                        -------------
               TRANSPORTATION -- 3.3%
       23,300  Airborne Freight Corp                                          348,044
        7,700  Alexander & Baldwin Inc                                        202,606
       16,700  America West Holdings Corp, Class B*                           244,238
       45,400  Brunswick Corp                                                 851,250
       10,300  CNF Transportation Inc                                         252,350
       35,900  Continental Airlines Inc, Class B*                           1,727,688
       23,400  Fleetwood Enterprises Inc                                      320,288
        5,300  Florida East Coast Industries Inc                              231,213
       14,200  GATX Corp                                                      577,763
       28,300  Heartland Express Inc*                                         495,250
       23,800  Navistar International Corp*                                   892,500

16            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TRANSPORTATION -- CONTINUED
       58,000  Offshore Logistics Inc*                                      1,007,750
       35,200  Ryder System Inc                                               675,400
       24,800  UAL Corp                                                     1,184,200
       13,700  US Freightways Corp                                            427,269
       20,900  Werner Enterprises Inc                                         282,150
       33,800  Wisconsin Central Transport*                                   452,075
       21,200  Yellow Corp*                                                   323,300
                                                                        -------------
                                                                           10,495,334
                                                                        -------------
               UTILITIES -- 7.0%
       33,500  Alliant Energy Corp                                            979,875
       13,900  American Water Works Co                                        340,550
       13,100  Atmos Energy Corp                                              271,825
       10,500  Avista Corp                                                    193,594
        8,000  Black Hills Corp                                               204,000
       11,300  Calpine Corp*                                                1,118,700
       13,600  CH Energy Group Inc                                            513,400
       11,000  Cleco Corp                                                     459,250
       16,800  CMP Group Inc                                                  493,500
       35,050  Connectiv Inc                                                  622,138
       10,500  DPL Inc                                                        286,781
       13,190  Dynegy Inc                                                     593,550
       11,300  Eastern Enterprises                                            714,725
       38,400  El Paso Electric Co*                                           516,000
       18,800  Energen Corp                                                   487,625
       13,500  Energy East Corp                                               306,281
       10,000  Hawaiian Electric Industries Inc                               327,500
       13,900  Kansas City Power and Light Co                                 373,563
       19,100  LG&E Energy Corp                                               467,950
       27,100  MCN Corp                                                       650,400
       17,300  Minnesota Power & Light Co                                     383,844
       71,700  Niagara Mohawk Holdings Inc*                                   923,138
       14,500  Nicor Inc                                                      534,688
        6,900  NiSource Inc                                                   165,169
       38,300  Northeast Utilities                                            871,325
       10,100  NSTAR                                                          424,831
       10,700  Nui Corporation                                                321,669
       31,900  OGE Energy Corp                                                681,863
       17,700  Oneok Inc                                                      565,294
       23,300  Pinnacle West Capital Corp                                     959,669

              See accompanying notes to the financial statements.             17

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
       21,900  Potomac Electric Power Co                                      551,606
       31,900  Public Service Co of New Mexico                                681,863
       14,500  Puget Sound Power and Light Co                                 338,938
       17,800  RGS Energy Group Inc                                           442,775
       24,700  SCANA Corp                                                     676,163
       17,300  Teco Energy Inc                                                424,931
       23,140  UniSource Energy Corp                                          360,116
       23,800  Utilicorp United Inc                                           566,738
       12,300  Washington Gas Light Co                                        311,344
       28,000  Western Gas Resources Inc                                      614,250
       44,700  Western Resources Inc                                          894,000
       25,200  Wisconsin Energy Corp                                          535,500
        9,200  WPS Resources Corp                                             276,575
                                                                        -------------
                                                                           22,427,496
                                                                        -------------

               TOTAL COMMON STOCKS (COST $294,117,155)                    306,186,370
                                                                        -------------
               RIGHTS AND WARRANTS -- 0.0%
               CONSUMER GOODS -- 0.0%
        6,934  Sunbeam Corporation Warrants, Expires 08/24/03*                  1,734
                                                                        -------------

               TOTAL RIGHTS AND WARRANTS (COST $4,334)                          1,734
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 6.8%
               CASH EQUIVALENTS -- 3.3%
$   2,617,635  Fleet National Bank Time Deposit, 6.82%, due
                 10/31/00(c)                                                2,617,635
    4,937,325  Merrimac Cash Fund Premium Class(c)                          4,937,325
$   3,000,000  Prudential Securities Group, Inc. Master Note, 6.96%,
                 due 12/08/00(c)                                            3,000,000
                                                                        -------------
                                                                           10,554,960
                                                                        -------------
               U.S. GOVERNMENT -- 0.5%
$   1,480,000  U.S. Treasury Bill, 5.94%, due 12/07/00(d)                   1,455,595
                                                                        -------------

              See accompanying notes to the financial statements.
18

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- 3.0%
$   9,600,444  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/00, due 9/1/00, with a maturity value of
               $9,601,973 and an effective yield of 5.73%,
               collaterized by a U.S. Treasury Obligation with a rate
               of 9.25%, maturity date of 2/15/16 and market value,
               including accrued interest, of $9,794,001.                   9,600,444
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $21,611,611)             21,610,999
                                                                        -------------
               TOTAL INVESTMENTS -- 102.9%
               (Cost $315,733,100)                                        327,799,103

               Other Assets and Liabilities (net) -- (2.9%)                (9,290,264)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 318,508,839
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.

(a)  Bankrupt issuer.

(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(c)  Represents investments of security lending collateral (Note 1).

(d) Security has been segregated to cover margin requirements on open financial futures contracts (Note 1 and 6).

              See accompanying notes to the financial statements.             19

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $315,733,100) (Note 1)         $327,799,103
   Receivable for investments sold                               3,846,026
   Receivable for Fund shares sold                                   2,887
   Dividends and interest receivable                               493,854
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 18,957
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              21,203
                                                              ------------
      Total assets                                             332,182,030
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             2,357,812
   Payable upon return of securities loaned (Note 1)            10,554,960
   Payable for Fund shares repurchased                             580,295
   Payable to affiliate for (Note 2):
      Management fee                                                87,019
      Shareholder service fee                                       39,569
   Accrued expenses                                                 53,536
                                                              ------------
      Total liabilities                                         13,673,191
                                                              ------------
NET ASSETS                                                    $318,508,839
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $317,804,713
   Accumulated undistributed net investment income                 934,940
   Accumulated net realized loss                               (12,441,683)
   Net unrealized appreciation                                  12,210,869
                                                              ------------
                                                              $318,508,839
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $318,508,839
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    23,988,808
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      13.28
                                                              ============

20            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $310)               $ 3,160,212
   Interest (including securities lending income of $32,851)      425,337
                                                              -----------
         Total income                                           3,585,549
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        513,037
   Custodian and transfer agent fees                               79,396
   Audit fees                                                      19,964
   Legal fees                                                       7,912
   Trustees fees (Note 2)                                           1,840
   Registration fees                                                  184
   Miscellaneous                                                    2,760
   Fees waived or borne by Manager (Note 2)                      (112,056)
                                                              -----------
                                                                  513,037
   Shareholder service fee (Note 2)
      Class III                                                   233,199
                                                              -----------
      Net expenses                                                746,236
                                                              -----------
         Net investment income                                  2,839,313
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               5,838,492
      Closed futures contracts                                 (1,991,666)
      Closed swap contracts                                    (2,346,475)
                                                              -----------

         Net realized gain                                      1,500,351
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              35,223,217
      Open futures contracts                                     (751,438)
      Open swap contracts                                        (642,213)
                                                              -----------

         Net unrealized gain                                   33,829,566
                                                              -----------

      Net realized and unrealized gain                         35,329,917
                                                              -----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $38,169,230
                                                              ===========

              See accompanying notes to the financial statements.             21

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,839,313     $    3,795,008
   Net realized gain                                          1,500,351          8,100,985
   Change in net unrealized appreciation (depreciation)      33,829,566         23,581,962
                                                           ------------     --------------
   Net increase in net assets from operations                38,169,230         35,477,955
                                                           ------------     --------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (2,429,524)        (3,821,691)
                                                           ------------     --------------
      Total distributions from net investment income         (2,429,524)        (3,821,691)
                                                           ------------     --------------
   Net realized gains
      Class III                                             (15,273,079)       (10,205,405)
                                                           ------------     --------------
      Total distributions from net realized gains           (15,273,079)       (10,205,405)
                                                           ------------     --------------
                                                            (17,702,603)       (14,027,096)
                                                           ------------     --------------
   Net share transactions: (Note 5)
      Class III                                              32,264,669       (103,356,983)
                                                           ------------     --------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       32,264,669       (103,356,983)
                                                           ------------     --------------
      Total increase (decrease) in net assets                52,731,296        (81,906,124)
NET ASSETS:
   Beginning of period                                      265,777,543        347,683,667
                                                           ------------     --------------
   End of period (including accumulated undistributed
    net investment income of $934,940 and $525,151,
    respectively)                                          $318,508,839     $  265,777,543
                                                           ============     ==============

22            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ---------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998         1997         1996
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING
 OF PERIOD                                    $  12.41       $  11.69     $  18.28     $  15.89     $  13.89     $  13.61
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.12           0.15         0.18         0.27         0.28         0.23
   Net realized and unrealized gain
     (loss)                                       1.49           1.11        (2.50)        4.85         2.32         3.20
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            1.61           1.26        (2.32)        5.12         2.60         3.43
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.10)         (0.14)       (0.19)       (0.29)       (0.27)       (0.23)
   From net realized gains                       (0.64)         (0.40)       (4.08)       (2.44)       (0.33)       (2.92)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.74)         (0.54)       (4.27)       (2.73)       (0.60)       (3.15)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  13.28       $  12.41     $  11.69     $  18.28     $  15.89     $  13.89
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  13.40%**       10.66%      (14.74)%      34.43%       19.12%       27.18%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $318,509       $265,778     $347,684     $769,612     $655,373     $231,533
   Net expenses to average daily
     net assets                                   0.48%*         0.48%        0.48%        0.48%        0.48%        0.48%
   Net investment income to average
     daily net assets                             1.83%*         1.12%        0.99%        1.51%        2.15%        1.67%
   Portfolio turnover rate                          67%            50%          49%          56%          58%         135%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $   0.01       $   0.01     $   0.04     $   0.04     $   0.03     $   0.02

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
*    Annualized.
**   Not annualized.

              See accompanying notes to the financial statements.             23

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Small Cap Value Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is GMO Russell 2500
      Value + Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $10,198,307 collateralized by cash in the amount of $10,554,960 which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2000 the Fund had no open swap contracts.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $347,485 in purchase premiums and $269,115 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $1,840. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $223,238,508 and $193,735,185 respectively.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $315,733,100     $42,073,607       $(30,007,604)    $12,066,003

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2000, 16.2% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended               Year Ended
                                                             August 31, 2000            February 29, 2000
                                                        -------------------------  ---------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  ------------  ------------  -------------
         Shares sold                                      5,446,123  $ 69,497,080     2,179,613  $  27,387,551
         Shares issued to shareholders
           in reinvestment of distributions               1,343,942    16,590,685       987,722     12,477,700
         Shares repurchased                              (4,224,189)  (53,823,096)  (11,478,311)  (143,222,234)
                                                        -----------  ------------  ------------  -------------
         Net increase (decrease)                          2,565,876  $ 32,264,669    (8,310,976) $(103,356,983)
                                                        ===========  ============  ============  =============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FUTURES CONTRACTS

                  Number of                                                                             Contract   Net Unrealized
                  Contracts                                Type                       Expiration Date    Value      Appreciation
         ----------------------------  ---------------------------------------------  ---------------  ----------  --------------
                     Buys
                      24               Russell 2000                                   September 2000   $6,454,275     $131,894
                                                                                                                      ========
                    Sales
                      2                Russell 2000                                   September 2000   $  538,876     $ 12,972
                                                                                                                      ========

      At August 31, 2000 the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

      PAR VALUE  DESCRIPTION                                          VALUE ($)
--------------------------------------------------------------------------------
                 DEBT OBLIGATIONS -- 38.3%
                 ALBANIA -- 2.6%
USD   15,681,227 Republic of Albania Par Bond, Zero Coupon, due
                   08/31/25                                            2,783,418
                                                                     -----------
                 AUSTRIA -- 0.7%
GBP     500,000  Bank Austria AG Series EMTN, 8.38%, due 11/04/11        792,247
                                                                     -----------
                 BRAZIL -- 0.8%
USD   1,000,000  Brazil Discount ZL Bond,
                   Variable Rate, 6 mo. LIBOR + .81%, 7.38%, due
                   04/15/24                                              825,000
                                                                     -----------
                 BULGARIA -- 0.3%
USD   2,000,000  Bulgaria Discount Bond, Interest Strips, Series
                   62, 0.00%,
                   due 07/28/16                                          223,600
USD   2,000,000  Bulgaria Discount Bond, Interest Strips, Series
                   63, 0.00%, due 07/28/24                                92,500
                                                                     -----------
                                                                         316,100
                                                                     -----------
                 JORDAN -- 0.2%
USD     250,000  Hashemite Kingdom of Jordan Par Bond,
                   Variable Rate, Step Up, 6.00%, due 12/23/23           178,750
                                                                     -----------
                 MEXICO -- 7.4%
FRF   44,500,000 Mexico Par Bond, 6.63%, due 12/31/19                  5,831,840
CHF   5,000,000  Mexico Par Bond, 3.75%, due 12/31/19                  2,171,683
                                                                     -----------
                                                                       8,003,523
                                                                     -----------
                 NIGERIA -- 0.4%
USD     987,181  Central Bank of Nigeria Par Bond Odd Lot,
                   Variable Rate, Step Up, 6.25%, due 11/15/20(a)        498,526
                                                                     -----------

              See accompanying notes to the financial statements.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

      PAR VALUE  DESCRIPTION                                          VALUE ($)
--------------------------------------------------------------------------------
                 RUSSIA -- 1.7%
USD     522,504  Russia Federation, 144A, 8.25%, due 03/31/10            370,978
USD   3,437,500  Russia Federation, 144A, Step Up, 2.25%, due
                   03/31/30                                            1,495,312
                                                                     -----------
                                                                       1,866,290
                                                                     -----------
                 SUPRA NATIONAL -- 1.0%
AUD   11,800,000 European Bank for Reconstruction and Development,
                   Zero Coupon, due 02/10/28                           1,056,796
                                                                     -----------
                 SWEDEN -- 0.4%
SEK   3,700,000  Kingdom of Sweden, 6.00%, due 02/09/05                  404,406
                                                                     -----------
                 UNITED STATES -- 22.8%
                 U.S. GOVERNMENT -- 13.7%
USD   10,100,000 U.S. Treasury 0.00% Receipts, due 02/15/10(a)         5,418,329
USD   10,100,000 U.S. Treasury 0.00% Receipts, due 02/15/12(a)         4,744,956
USD   10,100,000 U.S. Treasury 0.00% Receipts, due 08/15/12(a)         4,590,532
                                                                     -----------
                                                                      14,753,817
                                                                     -----------
                 U.S. GOVERNMENT AGENCY -- 9.1%
USD   5,000,000  Federal Home Loan Bank,
                   Variable Rate, CPI + 3.15%, 6.89%, due
                   02/15/02(b)                                         4,880,750
USD   5,000,000  Government National Mortgage Association, TBA,
                   7.00%                                               4,909,375
                                                                     -----------
                                                                       9,790,125
                                                                     -----------

                 TOTAL UNITED STATES                                  24,543,942
                                                                     -----------

                 TOTAL DEBT OBLIGATIONS (COST $45,584,798)            41,268,998
                                                                     -----------

2             See accompanying notes to the financial statements.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

       SHARES/
      PRINCIPAL
       AMOUNT    DESCRIPTION                                          VALUE ($)
--------------------------------------------------------------------------------
                 MUTUAL FUND -- 63.2%
      2,629,669  GMO Alpha LIBOR Fund (c)                             68,055,844
                                                                     -----------

                 TOTAL MUTUAL FUND (COST $67,568,635)                 68,055,844
                                                                     -----------
                 CALL OPTIONS PURCHASED -- 0.3%
                 OPTIONS ON CURRENCY -- 0.3%
USD   16,200,000 Japanese Yen, Expires 11/13/00, Strike 104.85           346,132
                                                                     -----------

                 TOTAL CALL OPTIONS PURCHASED
                 (COST $617,220)                                         346,132
                                                                     -----------
                 RIGHTS AND WARRANTS -- 0.0%
                 MEXICO -- 0.0%
      11,078,000 United Mexican States Warrants, Expires 6/30/03*             --
                                                                     -----------
                 NIGERIA -- 0.0%
            987  Central Bank of Nigeria Warrants, Expires
                   11/15/20*                                                  --
                                                                     -----------

                 TOTAL RIGHTS AND WARRANTS (COST $0)                          --
                                                                     -----------
                 SHORT-TERM INVESTMENTS -- 1.3%
                 COMMERCIAL PAPER -- 1.2%
USD   1,300,000  Galleon Capital Corp, 144A, 6.57%, due 9/01/00        1,300,000
                                                                     -----------

              See accompanying notes to the financial statements.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

      PAR VALUE  DESCRIPTION                                          VALUE ($)
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT -- 0.1%
USD      46,794  Salomon Smith Barney Inc. Repurchase Agreement,
                 dated 8/31/00, due 9/1/00, with a maturity value
                 of $46,801 and an effective yield of 5.73%,
                 collaterized by a U.S. Treasury Obligation with a
                 rate of 9.25%, maturity date of 2/15/16 and market
                 value, including accrued interest, of $51,958.           46,794
                                                                     -----------

                 TOTAL SHORT-TERM INVESTMENTS (COST $1,346,794)        1,346,794
                                                                     -----------
                 TOTAL INVESTMENTS -- 103.1%
                 (Cost $115,117,447)                                 111,017,768

                 Other Assets and Liabilities (net) -- (3.1%)         (3,344,910)
                                                                     -----------
                 TOTAL NET ASSETS -- 100.0%                          $107,672,858
                                                                     ===========

              See accompanying notes to the financial statements.
4

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CPI - Consumer Price Index

EMTN - Euromarket Medium Term Note

TBA - To Be Announced (Note 1)

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August
  31, 2000, which are subject to change based on the terms of the security, including varying reset dates.

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
BEF - Belgian Franc
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
FRF - French Franc
GBP - British Pound
ITL - Italian Lira
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

(a)  Valued by management (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

(c) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations (Note 1).

*    Non-income producing security.

              See accompanying notes to the financial statements.              5

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $115,117,447) (Note 1)         $111,017,768
   Cash at interest on deposit at brokers (Note 1)                 268,642
   Interest receivable                                             695,460
   Net receivable for open forward foreign currency
    contracts (Notes 1 and 6)                                      346,584
   Receivable for open swap contracts (Notes 1 and 6)              634,908
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              11,129
                                                              ------------
      Total assets                                             112,974,491
                                                              ------------

LIABILITIES:
   Payable for forward commitment (Note 1)                       4,896,875
   Due to custodian                                                    224
   Payable to affiliate for (Note 2):
      Management fee                                                22,759
      Shareholder service fee                                       13,570
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                331,967
   Accrued expenses                                                 36,238
                                                              ------------
      Total liabilities                                          5,301,633
                                                              ------------
NET ASSETS                                                    $107,672,858
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $112,102,124
   Accumulated undistributed net investment income               3,009,862
   Accumulated net realized loss                                (4,312,612)
   Net unrealized depreciation                                  (3,126,516)
                                                              ------------
                                                              $107,672,858
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $107,672,858
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    10,877,112
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.90
                                                              ============

6             See accompanying notes to the financial statements.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $3,654,469
   Dividends from investment company shares                       29,868
                                                              ----------
      Total income                                             3,684,337
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       146,243
   Custodian and transfer agent fees                              33,488
   Audit fees                                                     24,932
   Legal fees                                                      3,128
   Trustees fees (Note 2)                                            736
   Registration fees                                                  92
   Miscellaneous                                                   1,196
   Fees waived or borne by Manager (Note 2)                      (63,572)
                                                              ----------
                                                                 146,243
   Shareholder service fee (Note 2)
      Class III                                                   87,746
                                                              ----------
      Net expenses                                               233,989
                                                              ----------
         Net investment income                                 3,450,348
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (3,167,924)
      Closed futures contracts                                (3,021,435)
      Closed swap contracts                                    3,506,913
      Foreign currency, forward contracts and foreign
      currency related transactions                              818,088
                                                              ----------

         Net realized loss                                    (1,864,358)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              4,210,054
      Open futures contracts                                     183,672
      Open swap contracts                                       (310,679)
      Foreign currency, forward contracts and foreign
      currency related transactions                               49,810
                                                              ----------

         Net unrealized gain                                   4,132,857
                                                              ----------

      Net realized and unrealized gain                         2,268,499
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $5,718,847
                                                              ==========

              See accompanying notes to the financial statements.              7

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  3,450,348      $  7,660,718
   Net realized loss                                         (1,864,358)       (3,455,636)
   Change in net unrealized appreciation (depreciation)       4,132,857        (1,306,325)
                                                           ------------      ------------
   Net increase in net assets from operations                 5,718,847         2,898,757
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (2,937,966)       (8,388,446)
                                                           ------------      ------------
      Total distributions from net investment income         (2,937,966)       (8,388,446)
                                                           ------------      ------------
   Net realized gains
      Class III                                                      --        (1,232,734)
                                                           ------------      ------------
      Total distributions from net realized gains                    --        (1,232,734)
                                                           ------------      ------------
                                                             (2,937,966)       (9,621,180)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (15,384,196)      (16,704,303)
                                                           ------------      ------------
   Decrease in net assets resulting from net share
    transactions                                            (15,384,196)      (16,704,303)
                                                           ------------      ------------
      Total decrease in net assets                          (12,603,315)      (23,426,726)
NET ASSETS:
   Beginning of period                                      120,276,173       143,702,899
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $3,009,862 and $2,497,480,
    respectively)                                          $107,672,858      $120,276,173
                                                           ============      ============

8             See accompanying notes to the financial statements.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED      YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2000   -----------------------------------
                                                 (UNAUDITED)        2000         1999        1998*
                                               ----------------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $   9.64       $  10.23     $  10.60    $  10.00
                                                   --------       --------     --------    --------

Income from investment operations:
   Net investment income(a)                            0.29+          0.62+        0.64+       0.55+
   Net realized and unrealized gain (loss)             0.21          (0.40)       (0.58)       0.66
                                                   --------       --------     --------    --------

      Total from investment operations                 0.50           0.22         0.06        1.21
                                                   --------       --------     --------    --------

Less distributions to shareholders:
   From net investment income                         (0.24)         (0.70)       (0.12)      (0.27)
   From net realized gains                               --          (0.11)       (0.31)      (0.34)
                                                   --------       --------     --------    --------

      Total distributions                             (0.24)         (0.81)       (0.43)      (0.61)
                                                   --------       --------     --------    --------
NET ASSET VALUE, END OF PERIOD                     $   9.90       $   9.64     $  10.23    $  10.60
                                                   ========       ========     ========    ========
TOTAL RETURN(b)                                        5.27%++        2.26%        0.44%      12.16%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $107,673       $120,276     $143,703    $228,386
   Net operating expenses to average daily
     net assets                                        0.40%**        0.40%        0.40%       0.40%**
   Interest expense to average daily net
     assets                                              --           0.01%          --          --
   Total net expenses to average daily net
     assets                                            0.40%**        0.41%(c)        --         --
   Net investment income to average daily net
     assets(a)                                         5.90%**        6.19%        5.97%       6.05%**
   Portfolio turnover rate                               90%            40%         113%         58%
   Fees and expenses voluntarily waived or
     borne by the Manager consisted of the
     following per share amounts:                  $   0.01       $   0.01     $   0.03    $   0.02

(a) Net investment income for the six months ended August 31, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
+    Calculated using average shares outstanding throughout the period.
++   Not annualized.
* For the period from April 30, 1997 (commencement of operations) to February 28, 1998.
**   Annualized.

              See accompanying notes to the financial statements.              9

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Bond/Global Alpha A Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks a high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's benchmark is the Lehman Brothers Aggregate Bond Index.

      At August 31, 2000, 63.2% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See
      Note 6 for all open futures contracts as of August 31, 2000.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000, the Fund had no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 2000, $268,642 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the contractual repurchase price under the agreement. For the six months ending August 31, 2000, the Fund had not entered into any reverse repurchase agreements.

      DELAYED DELIVERY COMMITMENTS
      The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 29, 2000 the Fund had a capital loss carryforward available to offset future capital gains, if any, in the amount of $1,396,650, expiring in 2008. The value of the capital loss carryforward may be limited due to significant shareholder activity.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $2,291 in purchase premiums. There is no premium for redemptions or reinvested distributions.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2000 cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $30,480,227  $35,238,625
         Investments (non-U.S. Government securities)              75,860,268   86,926,337

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      During the six months ended August 31, 2000, the Fund exchanged securities with a market value of $75,860,268 for shares of GMO Alpha LIBOR Fund with a value equal to that market value in taxable transactions. Such amounts are included in purchase and sales above.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $115,117,447       $674,248        $(4,773,927)     $(4,099,679)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 62.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended             Year Ended
                                                            August 31, 2000          February 29, 2000
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                       157,364  $  1,527,000   1,559,385  $ 15,511,210
         Shares issued to shareholders
           in reinvestment of distributions                189,842     1,839,564     681,181     6,580,233
         Shares repurchased                             (1,942,244)  (18,750,760) (3,816,348)  (38,795,746)
                                                        ----------  ------------  ----------  ------------
         Net decrease                                   (1,595,038) $(15,384,196) (1,575,782) $(16,704,303)
                                                        ==========  ============  ==========  ============

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                       Net Unrealized
         Settlement                                                     Appreciation
            Date     Deliver/Receive  Units of Currency     Value      (Depreciation)
         ----------  ---------------  -----------------  ------------  --------------

            Buys
           11/7/00            CAD           16,600,000   $11,274,351      $ 80,032
          10/24/00            GBP            1,800,000     2,621,192       (52,010)
           10/3/00            JPY        1,340,000,000    12,637,301       (19,682)
                                                                          --------
                                                                          $  8,340
                                                                          ========

           Sales
          10/17/00            AUD              600,000   $   346,791      $  4,137
          11/14/00            EUR            9,000,000     8,032,545       102,519
          10/24/00            GBP            4,400,000     6,407,359       180,717
           10/3/00            JPY          370,000,000     3,489,404       (11,966)
                                                                          --------
                                                                          $275,407
                                                                          ========

      FORWARD CROSS CURRENCY CONTRACTS

         Settlement                                                      Net Unrealized
            Date     Deliver/Units of Currency  Receive/In Exchange For   Appreciation
         ----------  -------------------------  -----------------------  --------------
           9/26/00   EUR        11,000,000      CHF        17,062,650       $21,623
           9/19/00   SEK        62,663,758      EUR         7,500,000        24,981
           9/19/00   EUR         2,400,000      SEK        20,280,696        16,233
                                                                            -------
                                                                            $62,837
                                                                            =======

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                                                   Net Unrealized
                  Number of                                                                            Contract     Appreciation
                  Contracts                               Type                       Expiration Date     Value     (Depreciation)
         ---------------------------  ---------------------------------------------  ---------------  -----------  --------------

                    Buys
                     42               Australian Government Bond 3 Yr.               September 2000   $ 2,794,572     $(22,520)
                     20               Canadian Government Bond 10 Yr.                 December 2000     1,381,569        4,888
                     87               Euro BOBL                                       December 2000     7,936,305       (8,775)
                     92               Swiss Government Bond 10 Yr.                    December 2000     6,136,853        3,171
                                                                                                                      --------
                                                                                                                      $(23,236)
                                                                                                                      ========
                    Sales
                     25               Australian Government Bond 10 Yr.              September 2000   $ 2,051,921     $ 20,750
                     16               Euro Bund                                       December 2000     1,487,717        5,444
                     14               Japanese Government Bond 10 Yr.                 December 2000    17,257,127       63,231
                     63               U.K. Gilt                                       December 2000    10,277,408       43,188
                     170              U.S. Long Bond                                  December 2000    17,074,375       22,929
                     257              U.S. Treasury Note 10 Yr.                       December 2000    25,720,078      (63,869)
                     159              U.S. Treasury Note 5 Yr.                        December 2000    15,909,938      (43,852)
                                                                                                                      --------
                                                                                                                      $ 47,821
                                                                                                                      ========

      At August 31, 2000, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                             Net Unrealized
          Notional Amount    Expiration                                                       Appreciation
         Fund/Counterparty      Date                        Description                      (Depreciation)
         ------------------  ----------  --------------------------------------------------  --------------

                                        CREDIT DEFAULT SWAPS

          7,922,250,000 BEF    3/31/03   Agreement with Morgan Guaranty Trust Company dated    $(213,720)
                                         3/26/98 to pay .07% per year times the notional
                                         amount. The Fund receives payment only upon a
                                         default event in Belgium, the notional amount
                                         times the difference between the par value and the
                                         then-market value of Kingdom of Belgium, 5.75% due
                                         3/28/08.

            378,000,000,000
                        ITL    3/31/03   Agreement with Morgan Guaranty Trust Company dated     (172,228)
                                         3/26/98 to pay .07% per year times the notional
                                         amount. The Fund receives payment only upon a
                                         default event in Italy, the notional amount times
                                         the difference between the par value and the
                                         then-market value of Italy BTP, 6.00% due
                                         11/01/07.

                                   FORWARD SWAP SPREAD LOCK SWAPS

             15,000,000 USD    4/04/01   Agreement with Morgan Guaranty Trust Company dated      (58,134)
                                         4/04/00 to pay (receive) the notional amount
                                         multiplied by the difference between the 10 year
                                         swap spread and a fixed spread times the duration
                                         of the 10 year swap rate.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                             Net Unrealized
          Notional Amount    Expiration                                                       Appreciation
         Fund/Counterparty      Date                        Description                      (Depreciation)
         ------------------  ----------  --------------------------------------------------  --------------

              5,000,000 USD    5/16/01   Agreement with UBS AG dated 5/12/00 to pay            $  27,407
                                         (receive) the notional amount multiplied by the
                                         difference between the 10 year swap spread and a
                                         fixed spread times the duration of the 10 year
                                         swap rate.

           INTEREST RATE
                SWAPS

             11,200,000 CHF    6/05/05   Agreement with Morgan Guaranty Trust Company dated      253,811
                                         6/03/98 to pay the notional amount multiplied by
                                         3.245% and to receive the notional amount
                                         multiplied by 6 month Floating Rate Swiss LIBOR
                                         adjusted by a specified spread.

             10,600,000 CHF    6/11/05   Agreement with Morgan Guaranty Trust Company dated      239,436
                                         6/09/98 to pay the notional amount multiplied by
                                         3.245% and to receive the notional amount
                                         multiplied by 6 month Floating Rate Swiss LIBOR
                                         adjusted by a specified spread.

              3,300,000 CHF    9/16/05   Agreement with Morgan Guaranty Trust Company dated    84,802
                                         9/14/98 to pay the notional amount multiplied by
                                         3.1175% and to receive the notional amount
                                         multiplied by 6 month Floating Rate Swiss LIBOR
                                         adjusted by a specified spread.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                             Net Unrealized
          Notional Amount    Expiration                                                       Appreciation
         Fund/Counterparty      Date                        Description                      (Depreciation)
         ------------------  ----------  --------------------------------------------------  --------------

             14,000,000 USD    7/31/06   Agreement with Morgan Guaranty Trust Company dated    $(170,283)
                                         7/27/99 to receive the notional amount multiplied
                                         by 6.664% and to pay the notional amount
                                         multiplied by 3 month LIBOR adjusted by a
                                         specified spread.

             14,000,000 SEK    9/13/06   Agreement with UBS AG dated 9/09/99 to receive the       32,273
                                         notional amount multiplied by 6.465% and to pay
                                         the notional amount multiplied by 3 month Floating
                                         Rate Swedish LIBOR adjusted by a specified spread.

             13,000,000 USD    3/27/10   Agreement with UBS AG dated 3/23/00 to receive the      231,742
                                         notional amount multiplied by 7.23% and to pay the
                                         notional amount multiplied by 3 month LIBOR
                                         adjusted by a specified spread.

              7,000,000 USD    3/31/10   Agreement with UBS AG dated 3/29/00 to receive the      211,253
                                         notional amount multiplied by 7.406% and to pay
                                         the notional amount multiplied by 3 month LIBOR
                                         adjusted by a specified spread.

         TOTAL RETURN SWAPS

             10,000,000 USD    9/01/00   Agreement with Goldman Sachs Capital Markets LP       89,531
                                         dated 3/15/00 to receive (pay) the notional amount
                                         multiplied by the return on the Lehman Baa
                                         Corporate Index and to pay the notional amount
                                         multiplied by 1 month LIBOR adjusted by a
                                         specified spread.

GMO U.S. BOND/GLOBAL ALPHA A FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                             Net Unrealized
          Notional Amount    Expiration                                                       Appreciation
         Fund/Counterparty      Date                        Description                      (Depreciation)
         ------------------  ----------  --------------------------------------------------  --------------

             75,000,000 USD   11/13/00   Agreement with Morgan Guaranty Trust Company dated    $ 126,600
                                         11/09/98 to receive (pay) the notional amount
                                         multiplied by the return on the Lehman Aggregate
                                         Index and to pay the notional amount multiplied by
                                         3 month LIBOR adjusted by a specified spread.+

             9,838,021 USD/
             10,000,000 USD    2/26/01   Agreement with UBS AG dated 1/12/00 to receive          (47,582)
                                         (pay) the notional amount multiplied by the change
                                         in market value (including accrued interest) of
                                         Federal National Mortgage Association TBA 30 Year
                                         7.50% and to pay the initial market value
                                         multiplied by 1 month LIBOR adjusted by a
                                         specified spread.

             10,000,000 USD    9/01/01   Agreement with Goldman Sachs Capital Markets LP               0
                                         dated 8/30/00 to receive (pay) the notional amount
                                         multiplied by the return on the Lehman Baa
                                         Corporate Index and to pay the notional amount
                                         multiplied by 1 month LIBOR adjusted by a
                                         specified spread.
                                                                                               ---------
                                                                                               $ 634,908
                                                                                               =========

         +    This swap agreement is valued by management (Note 1).
         See Notes to Schedule of Investments for definitions of currency abbreviations.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          PAR VALUE/
            SHARES      DESCRIPTION                                          VALUE ($)
----------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 17.9%
                        BRAZIL -- 1.3%
USD         10,000,000  Brazil Discount Bond, Principal Strip, 0.00%,
                          due 04/15/24(a)                                      2,252,170
                                                                            ------------
                        BULGARIA -- 0.6%
USD          5,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)       1,108,778
                                                                            ------------
                        CAYMAN ISLANDS -- 2.0%
CAD          1,000,000  Government of Canada (Cayman), 7.25%,
                          due 06/01/08                                           715,739
USD          3,000,000  Pemex Finance Ltd. Series 1A1 Class A2, 144A,
                          6.30%, due 05/15/10                                  2,756,400
                                                                            ------------
                                                                               3,472,139
                                                                            ------------
                        CHILE -- 0.4%
USD            750,000  Banco Santander, Series MBIA, 6.50%, due 11/01/05        711,563
                                                                            ------------
                        SWEDEN -- 0.2%
SEK          2,500,000  Kingdom of Sweden, 6.00%, due 02/09/05                   273,248
                                                                            ------------
                        UNITED STATES -- 13.4%
                        U.S. GOVERNMENT -- 2.5%
USD         10,100,000  U.S. Treasury 0.00% Receipts, due 08/15/13(a)          4,299,706
                                                                            ------------
                        U.S. GOVERNMENT AGENCY -- 10.9%
USD          4,000,000  Federal Home Loan Bank,
                          Variable Rate, CPI + 3.15%, 6.89%,
                          due 02/15/02(b)                                      3,904,600
USD         15,000,000  Government National Mortgage Association, TBA,
                          7.00%                                               14,728,125
                                                                            ------------
                                                                              18,632,725
                                                                            ------------

                        TOTAL UNITED STATES                                   22,932,431
                                                                            ------------

                        TOTAL DEBT OBLIGATIONS (COST $31,230,591)             30,750,329
                                                                            ------------
                        MUTUAL FUND -- 88.8%
             5,878,200  GMO Alpha LIBOR Fund (c)                             152,127,821
                                                                            ------------

                        TOTAL MUTUAL FUND (COST $147,322,676)                152,127,821
                                                                            ------------

              See accompanying notes to the financial statements.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

           PRINCIPAL
            AMOUNT/
         PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
----------------------------------------------------------------------------------------
                        CALL OPTIONS PURCHASED -- 0.1%
                        OPTIONS ON CURRENCY -- 0.1%
USD         11,100,000  Japanese Yen, Expires 11/13/00, Strike 104.85            237,165
                                                                            ------------

                        TOTAL CALL OPTIONS PURCHASED (COST $422,910)             237,165
                                                                            ------------
                        SHORT-TERM INVESTMENTS -- 0.7%
                        COMMERCIAL PAPER -- 0.7%
USD          1,100,000  Galleon Capital Corp, 144A, 6.57%, due 9/01/00         1,100,000
                                                                            ------------
                        REPURCHASE AGREEMENT -- 0.0%
USD             15,203  Salomon Smith Barney Inc. Repurchase Agreement,
                        dated 8/31/00, due 9/1/00, with a maturity value
                        of $15,205 and an effective yield of 5.73%,
                        collateralized by a U.S. Treasury Obligation with
                        a rate of 9.25%, maturity date of 2/15/16 and
                        market value, including accrued interest, of
                        $25,979.                                                  15,203
                                                                            ------------

                        TOTAL SHORT-TERM INVESTMENTS (COST $1,115,203)         1,115,203
                                                                            ------------
                        TOTAL INVESTMENTS -- 107.5%
                        (Cost $180,091,380)                                  184,230,518

                        Other Assets and Liabilities (net) -- (7.5%)         (12,869,594)
                                                                            ------------
                        TOTAL NET ASSETS -- 100.0%                          $171,360,924
                                                                            ============

              See accompanying notes to the financial statements.
2

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CPI - Consumer Price Index

MBIA - Municipal Bond Insurance Association

TBA - To Be Announced (Note 1)

Variable rates - The rates shown on variable notes are the current interest rates at August 31, 2000, which are subject to change based on the terms of the security, including varying reset dates.

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
BEF - Belgian Franc
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
ITL - Italian Lira
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

(a)  Valued by management (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

(c) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations (Note 1).

              See accompanying notes to the financial statements.              3

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $180,091,380) (Note 1)         $184,230,518
   Interest receivable                                             355,145
   Net receivable for open forward foreign currency
    contracts (Notes 1 and 6)                                      133,475
   Receivable for open swap contracts (Notes 1 and 6)            1,527,885
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              10,853
                                                              ------------
      Total assets                                             186,257,876
                                                              ------------

LIABILITIES:
   Payable for forward commitment (Note 1)                      14,690,625
   Payable to affiliate for (Note 2):
      Management fee                                                28,922
      Shareholder service fee                                       21,690
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                118,367
   Accrued expenses                                                 37,348
                                                              ------------
      Total liabilities                                         14,896,952
                                                              ------------
NET ASSETS                                                    $171,360,924
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $172,285,438
   Accumulated undistributed net investment income               2,062,564
   Accumulated net realized loss                                (8,732,808)
   Net unrealized appreciation                                   5,745,730
                                                              ------------
                                                              $171,360,924
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $171,360,924
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    23,709,952
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       7.23
                                                              ============

4             See accompanying notes to the financial statements.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $1,320,152
   Interest                                                      783,219
                                                              ----------
         Total income                                          2,103,371
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       165,162
   Custodian and transfer agent fees                              39,744
   Audit fees                                                     20,516
   Legal fees                                                      4,232
   Trustees fees (Note 2)                                          1,012
   Miscellaneous                                                   1,380
   Fees waived or borne by Manager (Note 2)                      (66,884)
                                                              ----------
                                                                 165,162
   Shareholder service fee (Note 2)
      Class III                                                  123,872
                                                              ----------
      Net expenses                                               289,034
                                                              ----------
         Net investment income                                 1,814,337
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                238,417
      Closed futures contracts                                  (631,231)
      Closed swap contracts                                    1,963,029
      Foreign currency, forward contracts and foreign
      currency related transactions                             (341,668)
                                                              ----------

         Net realized gain                                     1,228,547
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              3,352,726
      Open futures contracts                                     (67,248)
      Open swap contracts                                      1,232,910
      Foreign currency, forward contracts and foreign
      currency related transactions                              382,939
                                                              ----------

         Net unrealized gain                                   4,901,327
                                                              ----------

      Net realized and unrealized gain                         6,129,874
                                                              ----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $7,944,211
                                                              ==========

              See accompanying notes to the financial statements.              5

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,814,337      $  7,910,680
   Net realized gain (loss)                                   1,228,547       (10,096,920)
   Change in net unrealized appreciation (depreciation)       4,901,327         2,381,375
                                                           ------------      ------------
   Net increase in net assets from operations                 7,944,211           195,135
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                (375,935)       (6,265,992)
                                                           ------------      ------------
      Total distributions from net investment income           (375,935)       (6,265,992)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                               5,639,114        26,078,151
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                              5,639,114        26,078,151
                                                           ------------      ------------
      Total increase in net assets                           13,207,390        20,007,294
NET ASSETS:
   Beginning of period                                      158,153,534       138,146,240
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $2,062,564 and $624,162,
    respectively)                                          $171,360,924      $158,153,534
                                                           ============      ============

6             See accompanying notes to the financial statements.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED         YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2000   ----------------------------------------
                                                 (UNAUDITED)        2000         1999          1998**
                                               ----------------  -----------  -----------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   6.90       $   7.18     $  10.14       $  10.00
                                                   --------       --------     --------       --------

Income from investment operations:
   Net investment income(a)                            0.08           0.35+        0.59+          0.35+
   Net realized and unrealized gain (loss)             0.27          (0.34)       (0.19)          0.06
                                                   --------       --------     --------       --------

      Total from investment operations                 0.35           0.01         0.40           0.41
                                                   --------       --------     --------       --------

Less distributions to shareholders:
   From net investment income                         (0.02)         (0.29)       (2.36)(b)       (0.21)
   In excess of net investment income                    --             --        (0.59)(b)          --
   From net realized gains                               --             --        (0.18)         (0.06)
   In excess of net realized gains                       --             --        (0.23)            --
                                                   --------       --------     --------       --------

      Total distributions                             (0.02)         (0.29)       (3.36)         (0.27)
                                                   --------       --------     --------       --------
NET ASSET VALUE, END OF PERIOD                     $   7.23       $   6.90     $   7.18       $  10.14
                                                   ========       ========     ========       ========
TOTAL RETURN(c)                                        5.02%++        0.27%        3.42%          4.15%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $171,361       $158,154     $138,146       $380,605
   Net operating expenses to average daily
     net assets                                        0.35%*         0.35%        0.35%          0.35%*
   Interest expense to average daily net
     assets                                              --           0.01%          --             --
   Total net expenses to average daily net
     assets                                            0.35%*         0.36%(d)      0.35%         0.35%*
   Net investment income to average daily net
     assets(a)                                         2.20%*         4.98%        5.96%          5.88%*
   Portfolio turnover rate                               28%            94%         134%            27%
   Fees and expenses voluntarily waived or
     borne by the Manager consisted of the
     following per
     share amounts:                                      --(e)    $   0.01     $   0.03       $   0.02

(a) Net investment income for the six months ended August 31, 2000 and for the year ending February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The amount shown for a share outstanding does not correspond with the aggregate distributions to shareholders for the year ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.
(c) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
*    Annualized.
**   Period from July 29, 1997 (commencement of operations) to February 28,
     1998.

              See accompanying notes to the financial statements.              7

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Bond/Global Alpha B Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks a high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's benchmark is the Lehman Brothers Aggregate Bond Index.

      At August 31, 2000, 88.8% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See
      Note 6 for all open futures contracts as of August 31, 2000.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 the Fund had no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund sold may decline below the contracted repurchase price under the agreement. For the six months ended August 31, 2000, the Fund had not entered into any reverse repurchase agreements.

      DELAYED DELIVERY COMMITMENTS
      The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 29, 2000, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $4,653,232 expiring in 2008. The value of the capital loss carryforward may be limited due to significant shareholder activity.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for this Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $12,021 in purchase premiums. There is no premium for redemptions or reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .20% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000 was $1,012. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $47,993,828  $43,141,875
         Investments (non-U.S. Government securities)              13,670,152    5,300,000

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $180,091,380      $5,212,996       $(1,073,858)      $4,139,138

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 98.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended            Year Ended
                                                           August 31, 2000          February 29, 2000
                                                        ----------------------  -------------------------
                                                         Shares      Amount       Shares        Amount
         Class III:                                     ---------  -----------  -----------  ------------
         Shares sold                                    1,136,330  $ 8,014,000    4,187,339  $ 30,136,852
         Shares issued to shareholders
           in reinvestment of distributions                52,949      375,935      921,469     6,265,992
         Shares repurchased                              (386,428)  (2,750,821)  (1,452,339)  (10,324,693)
                                                        ---------  -----------  -----------  ------------
         Net increase                                     802,851  $ 5,639,114    3,656,469  $ 26,078,151
                                                        =========  ===========  ===========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                          Net Unrealized
         Settlement                         Units                          Appreciation
            Date     Deliver/Receive     of Currency          Value       (Depreciation)
         ----------  ---------------  -----------------  ---------------  --------------
            Buys
          10/17/00            AUD            800,000       $  462,388        $ (5,516)
          11/07/00            CAD         12,000,000        8,150,133          57,238
          11/14/00            EUR          1,100,000          981,756         (13,931)
          10/24/00            GBP          1,500,000        2,184,327         (44,224)
          10/03/00            JPY        930,000,000        8,770,664         (17,270)
                                                                             --------
                                                                             $(23,703)
                                                                             ========
           Sales
          11/14/00            EUR          1,000,000       $  892,505        $  4,475
          10/24/00            GBP          2,900,000        4,223,032         111,808
          10/03/00            JPY        260,000,000        2,452,014          (7,496)
                                                                             --------
                                                                             $108,787
                                                                             ========

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CROSS CURRENCY CONTRACTS

         Settlement  Deliver/Units of                            Net Unrealized
            Date         Currency       Receive/In Exchange For   Appreciation
         ----------  -----------------  -----------------------  --------------
           9/26/00    EUR    8,900,000    CHF      13,805,235        17,495
           9/19/00    SEK   47,620,570    EUR       5,700,000        19,398
           9/19/00    EUR    1,700,000    SEK      14,365,493        11,498
                                                                    -------
                                                                    $48,391
                                                                    =======

      FUTURES CONTRACTS

                                                                                                                   Net Unrealized
                  Number of                                                                            Contract     Appreciation
                  Contracts                               Type                       Expiration Date     Value     (Depreciation)
         ---------------------------  ---------------------------------------------  ---------------  -----------  --------------
                    Buys
                     20               Australian Government Bond 10 Yr.              September 2000   $ 1,696,959     $(17,404)
                     30               Australian Government Bond 3 Yr.               September 2000     2,058,233      (16,087)
                      3               Canadian Government Bond 10 Yr.                 December 2000       205,033          733
                     104              Euro BOBL                                       December 2000     9,658,677       (9,606)
                     83               Euro Bund 10 Yr.                                December 2000     7,891,449      (39,982)
                     29               Swiss Government Bond 10 Yr.                    December 2000     1,966,218          999
                                                                                                                      --------
                                                                                                                      $(81,347)
                                                                                                                      ========
                    Sales
                     14               Japanese Government Bond 10 Yr.                 December 2000   $17,202,465     $ 63,230
                     44               U.K. Gilt                                       December 2000     7,391,409       28,741
                      9               U.S. Long Bond                                  December 2000       903,938        1,214
                     143              U.S. Treasury Note 10 Yr.                       December 2000    14,311,172      (38,932)
                     102              U.S. Treasury Note 5 Yr.                        December 2000    10,206,375      (25,826)
                                                                                                                      --------
                                                                                                                      $ 28,427
                                                                                                                      ========

      At August 31, 2000, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                              Net Unrealized
          Notional Amount    Expiration                                                        Appreciation
         Fund/Counterparty      Date                         Description                      (Depreciation)
         ------------------  -----------  --------------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
          1,058,750,000 BEF    3/31/03    Agreement with Morgan Guaranty Trust Company dated   $   (28,562)
                                          3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Belgium, the notional amount
                                          times the difference between the par value and the
                                          then-market value of Kingdom of Belgium, 5.75% due
                                          3/28/08.
         49,000,000,000 ITL    3/31/03    Agreement with Morgan Guaranty Trust Company dated       (22,326)
                                          3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Italy, the notional amount times
                                          the difference between the par value and the
                                          then-market value of Italy BTP, 6.00% due
                                          11/01/07.

         FORWARD SWAP SPREAD LOCK SWAPS
             10,000,000 USD    4/04/01    Agreement with Morgan Guaranty Trust Company dated       (38,756)
                                          4/04/00 to pay (receive) the notional amount
                                          multiplied by the difference between the 10 year
                                          swap spread and a fixed spread times the duration
                                          of the 10 year swap rate.
              6,000,000 USD    5/16/01    Agreement with UBS AG dated 5/12/00 to pay                32,889
                                          (receive) the notional amount multiplied by the
                                          difference between the 10 year swap spread and a
                                          fixed spread times the duration of the 10 year
                                          swap rate.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              Net Unrealized
          Notional Amount    Expiration                                                        Appreciation
         Fund/Counterparty      Date                         Description                      (Depreciation)
         ------------------  -----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS
              5,000,000 CHF    6/11/05    Agreement with Morgan Guaranty Trust Company dated       112,942
                                          6/09/98 to pay the notional amount multiplied by
                                          3.245% and to receive the notional amount
                                          multiplied by 6 month Floating Rate Swiss LIBOR
                                          adjusted by a specified spread.
              9,000,000 USD    7/31/06    Agreement with Morgan Guaranty Trust Company dated      (109,468)
                                          7/27/99 to receive the notional amount multiplied
                                          by 6.664% and to pay the notional amount
                                          multiplied by 3 month LIBOR adjusted by a
                                          specified spread.
              8,000,000 SEK    9/13/06    Agreement with UBS AG dated 9/09/99 to receive the        18,442
                                          notional amount multiplied by 6.465% and to pay
                                          the notional amount multiplied by 3 month Floating
                                          Rate Swedish LIBOR adjusted by a specified spread.
             20,000,000 USD    2/07/07    Agreement with Morgan Guaranty Trust Company dated       479,826
                                          2/03/00 to receive the notional amount multiplied
                                          by 7.395% and to pay the notional amount
                                          multiplied by 3 month LIBOR adjusted by a
                                          specified spread.
              8,000,000 USD    3/27/10    Agreement with UBS AG dated 3/23/00 to receive the       142,610
                                          notional amount multiplied by 7.23% and to pay the
                                          notional amount multiplied by 3 month LIBOR
                                          adjusted by a specified spread.
              5,000,000 USD    3/31/10    Agreement with UBS AG dated 3/29/00 to receive the       150,895
                                          notional amount multiplied by 7.406% and to pay
                                          the notional amount multiplied by 3 month LIBOR
                                          adjusted by a specified spread.

GMO U.S. BOND/GLOBAL ALPHA B FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              Net Unrealized
          Notional Amount    Expiration                                                        Appreciation
         Fund/Counterparty      Date                         Description                      (Depreciation)
         ------------------  -----------  --------------------------------------------------  --------------
                                         TOTAL RETURN SWAPS
             10,000,000 USD    9/01/00    Agreement with Goldman Sachs Capital Markets LP           89,532
                                          dated 3/15/00 to receive (pay) the notional amount
                                          multiplied by the return on the Lehman Baa
                                          Corporate Index and to pay the notional amount
                                          multiplied by 1 month LIBOR adjusted by a
                                          specified spread.
            19,676,042 USD/    2/25/01    Agreement with UBS AG dated 1/12/00 to receive           (95,165)
             20,000,000 USD               (pay) the notional amount multiplied by the change
                                          in market value (including accrued interest) of
                                          Federal National Mortgage Association TBA 30 Year
                                          7.50% and to pay the initial market value
                                          multiplied by 1 month LIBOR adjusted by a
                                          specified spread.
             75,000,000 USD    8/01/01    Agreement with Goldman Sachs Capital Markets LP          795,026
                                          dated 8/01/00 to receive (pay) the notional amount
                                          multiplied by the return on the Lehman Aggregate
                                          Index and to pay the notional amount multiplied by
                                          1 month LIBOR adjusted by a specified spread.
             10,000,000 USD    9/01/01    Agreement with Goldman Sachs Capital Markets LP               --
                                          dated 8/30/00 to receive (pay) the notional amount
                                          multiplied by the return on the Lehman Baa
                                          Corporate Index and to pay the notional amount
                                          multiplied by 1 month LIBOR adjusted by a
                                          specified spread.
                                                                                               -----------
                                                                                               $ 1,527,885
                                                                                               ===========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

           PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 12.3%
                        ARGENTINA -- 0.7%
USD            500,000  Republic of Argentina, 12.13%, due 02/25/19             466,250
USD          1,000,000  Republic of Argentina, 12.00%, due 02/01/20             932,500
                                                                            -----------
                                                                              1,398,750
                                                                            -----------
                        BRAZIL -- 1.5%
USD          3,500,000  Brazil Discount ZL Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 7.38%, due
                          04/15/24                                            2,887,500
                                                                            -----------
                        BULGARIA -- 0.4%
USD          2,000,000  Bulgaria Discount Bond, Interest Strips, Series
                          62, 0.00%, due 07/28/16                               223,600
USD          2,000,000  Bulgaria Discount Bond, Interest Strips, Series
                          63, 0.00%, due 07/28/24                                92,500
USD            500,000  Bulgaria FLIRB Series B,
                          Variable Rate, Step Up, 3.50%, due 07/28/12           385,000
                                                                            -----------
                                                                                701,100
                                                                            -----------
                        CANADA -- 0.9%
CAD          2,000,000  Government of Canada Real Return, 4.25%, due
                          12/01/21                                            1,687,760
                                                                            -----------
                        ECUADOR -- 0.0%
USD            200,000  Republic of Ecuador Par Bond, 144A,
                          Variable Rate, Step Up, 4.00%, due 08/15/30            77,000
                                                                            -----------
                        JORDAN -- 0.2%
USD            500,000  Hashemite Kingdom of Jordan Par Bond,
                          Variable Rate, Step Up, 6.00%, due 12/23/23           357,500
                                                                            -----------
                        MEXICO -- 4.7%
FRF          5,000,000  Mexico Par Bond, 6.63%, due 12/31/19                    655,263
CHF         20,000,000  Mexico Par Bond, 3.75%, due 12/31/19                  8,686,732
                                                                            -----------
                                                                              9,341,995
                                                                            -----------
                        NIGERIA -- 0.3%
USD          1,206,672  Central Bank of Nigeria Par Bond Odd Lot,
                          Variable Rate, Step Up, 6.25%, due 11/15/20(a)        634,369
                                                                            -----------
                        RUSSIA -- 0.3%
USD            190,001  Russia Federation, 144A, 8.25%, due 03/31/10            134,901

              See accompanying notes to the financial statements.              1

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

            SHARES/
           PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                        RUSSIA -- CONTINUED
USD          1,250,000  Russia Federation, 144A, Step Up, 2.25%, due
                          03/31/30                                              543,750
                                                                            -----------
                                                                                678,651
                                                                            -----------
                        SUPRA NATIONAL -- 0.2%
AUD          4,600,000  European Bank for Reconstruction and Development,
                          Zero Coupon, due 02/10/28                             411,971
                                                                            -----------
                        SWEDEN -- 0.6%
SEK          5,000,000  Government of Sweden Index Linked Bond, 4.00%, due
                          12/01/20                                              563,080
SEK          6,600,000  Kingdom of Sweden, 6.00%, due 02/09/05                  721,373
                                                                            -----------
                                                                              1,284,453
                                                                            -----------
                        UNITED STATES -- 2.3%
                        STRUCTURED NOTES -- 2.3%
USD          5,000,000  Federal Home Loan Bank,
                          Variable Rate, (10.00% - 6 mo. LIBOR), 3.58%,
                          due 09/22/03(b)                                     4,605,000
                                                                            -----------
                        VENEZUELA -- 0.2%
USD            500,000  Republic of Venezuela Discount Bond Series A,
                          Variable Rate, 6 mo. LIBOR + .81%, 7.38%, due
                          03/31/20                                              405,000
                                                                            -----------

                        TOTAL DEBT OBLIGATIONS (COST $25,514,782)            24,471,049
                                                                            -----------
                        MUTUAL FUND -- 86.8%
             6,666,380  GMO Alpha LIBOR Fund                                172,525,912
                                                                            -----------

                        TOTAL MUTUAL FUND (COST $167,528,495)               172,525,912
                                                                            -----------

           PRINCIPAL
            AMOUNT
         -------------
                        CALL OPTIONS PURCHASED -- 0.3%
                        OPTIONS ON CURRENCY -- 0.3%
USD         25,200,000  Japanese Yen, Expires 11/13/00, Strike 104.85           538,428
                                                                            -----------

                        TOTAL CALL OPTIONS PURCHASED (COST $960,120)            538,428
                                                                            -----------

2             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

            SHARES/
           PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                        RIGHTS AND WARRANTS -- 0.0%
                        MEXICO -- 0.0%
            14,210,000  United Mexican States Warrants, Expires 6/30/03*             --
                                                                            -----------
                        NIGERIA -- 0.0%
                 1,206  Central Bank of Nigeria Payment Adjusted Warrants,
                          Expires 11/15/20*                                          --
                                                                            -----------
                        VENEZUELA -- 0.0%
                 3,570  Republic of Venezuela Recovery Warrants, Expires
                          4/15/20*                                                   --
                                                                            -----------

                        TOTAL RIGHTS AND WARRANTS (COST $0)                          --
                                                                            -----------
                        SHORT-TERM INVESTMENTS -- 0.3%
                        COMMERCIAL PAPER -- 0.3%
USD            500,000  Galleon Capital Corp, 144A, 6.57%, due 9/01/00          500,000
                                                                            -----------
                        REPURCHASE AGREEMENT -- 0.0%
USD             67,730  Salomon Smith Barney Inc. Repurchase Agreement,
                        dated 8/31/00, due 9/1/00, with a maturity value
                        of $67,741 and an effective yield of 5.73%,
                        collateralized by a U.S. Treasury Obligation with
                        a rate of 9.25%, maturity date of 2/15/16 and
                        market value, including accrued interest, of
                        $77,936.                                                 67,730
                                                                            -----------

                        TOTAL SHORT-TERM INVESTMENTS (COST $567,730)            567,730
                                                                            -----------
                        TOTAL INVESTMENTS -- 99.7%
                        (Cost $194,571,127)                                 198,103,119

                        Other Assets and Liabilities (net) -- 0.3%              528,054
                                                                            -----------
                        TOTAL NET ASSETS -- 100.0%                          $198,631,173
                                                                            ===========

              See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

FLIRB - Front Loaded Interest Reduction Bond

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August
  31, 2000, which are subject to change based on the terms of the security, including varying reset dates.

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
BEF - Belgian Franc
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
FRF - French Franc
GBP - British Pound
ITL - Italian Lira
JPY - Japanese Yen
NZD - New Zealand Dollars
SEK - Swedish Krona
USD - United States Dollar

(a)  Valued by management (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

*    Non-income producing security.

4             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $194,571,127) (Note 1)         $198,103,119
   Cash at interest on deposit at brokers (Note 1)                 259,335
   Receivable for investments sold                                   2,521
   Interest receivable                                           1,414,982
   Receivable for open swap contracts (Notes 1 and 6)              349,457
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              12,708
                                                              ------------
      Total assets                                             200,142,122
                                                              ------------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                32,195
      Shareholder service fee                                       25,364
   Net payable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,316,606
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 97,199
   Accrued expenses                                                 39,585
                                                              ------------
      Total liabilities                                          1,510,949
                                                              ------------
NET ASSETS                                                    $198,631,173
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $212,975,946
   Distributions in excess of net investment income             (3,610,568)
   Accumulated net realized loss                               (13,061,238)
   Net unrealized appreciation                                   2,327,033
                                                              ------------
                                                              $198,631,173
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $198,631,173
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    20,989,167
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.46
                                                              ============

              See accompanying notes to the financial statements.              5

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $1,468,233
   Interest (including securities lending income of $1,606)    1,259,202
                                                              ----------
      Total income                                             2,727,435
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       181,444
   Custodian and transfer agent fees                              44,896
   Audit fees                                                     24,656
   Legal fees                                                      4,784
   Trustees fees (Note 2)                                          1,104
   Miscellaneous                                                   1,564
   Fees waived or borne by Manager (Note 2)                      (77,004)
                                                              ----------
                                                                 181,444
   Shareholder service fee (Note 2)
      Class III                                                  143,245
                                                              ----------
      Net expenses                                               324,689
                                                              ----------
         Net investment income                                 2,402,746
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (1,032,969)
      Closed futures contracts                                  (117,384)
      Closed swap contracts                                    1,356,414
      Foreign currency, forward contracts and foreign
      currency related transactions                           (9,195,759)
                                                              ----------

         Net realized loss                                    (8,989,698)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              4,211,303
      Open futures contracts                                    (207,589)
      Open swap contracts                                        893,239
      Foreign currency, forward contracts and foreign
      currency related transactions                            2,399,509
                                                              ----------

         Net unrealized gain                                   7,296,462
                                                              ----------

      Net realized and unrealized loss                        (1,693,236)
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  709,510
                                                              ==========

6             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,402,746      $  9,808,414
   Net realized loss                                         (8,989,698)      (14,577,871)
   Change in net unrealized appreciation (depreciation)       7,296,462           779,167
                                                           ------------      ------------
   Net increase (decrease) in net assets from
    operations                                                  709,510        (3,990,290)
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                      --        (4,475,228)
                                                           ------------      ------------
      Total distributions from net investment income                 --        (4,475,228)
                                                           ------------      ------------
   In excess of net investment income
      Class III                                                      --          (639,858)
                                                           ------------      ------------
      Total distributions in excess of net investment
       income                                                        --          (639,858)
                                                           ------------      ------------
                                                                     --        (5,115,086)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                              15,191,548        28,624,997
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                             15,191,548        28,624,997
                                                           ------------      ------------
      Total increase in net assets                           15,901,058        19,519,621
NET ASSETS:
   Beginning of period                                      182,730,115       163,210,494
                                                           ------------      ------------
   End of period (including distributions in excess of
    net investment income of $3,610,568 and $6,013,314,
    respectively)                                          $198,631,173      $182,730,115
                                                           ============      ============

              See accompanying notes to the financial statements.              7

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998         1997       1996*
                                          ----------------  -----------  -----------  -----------  ----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.41       $   9.87     $  10.15     $  10.16     $  9.89     $ 10.00
                                              --------       --------     --------     --------     -------     -------

Income from investment operations:
   Net investment income(a)                       0.12+          0.51         0.55         0.65+       0.61        0.05
   Net realized and unrealized gain
     (loss)                                      (0.07)         (0.71)       (0.25)        0.36        0.59       (0.16)
                                              --------       --------     --------     --------     -------     -------
      Total from investment operations            0.05          (0.20)        0.30         1.01        1.20       (0.11)
                                              --------       --------     --------     --------     -------     -------

Less distributions to shareholders:
   From net investment income                       --          (0.23)       (0.37)       (0.56)      (0.57)         --
   In excess of net investment income               --          (0.03)       (0.09)          --          --          --
   From net realized gains                          --             --        (0.06)       (0.28)      (0.36)         --
   In excess of net realized gains                  --             --        (0.06)       (0.18)         --          --
                                              --------       --------     --------     --------     -------     -------
      Total distributions                           --          (0.26)       (0.58)       (1.02)      (0.93)         --
                                              --------       --------     --------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                $   9.46       $   9.41     $   9.87     $  10.15     $ 10.16     $  9.89
                                              ========       ========     ========     ========     =======     =======
TOTAL RETURN(b)                                   0.53%++       (2.07)%       2.69%       10.19%      12.01%      (1.10)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $198,631       $182,730     $163,210     $105,052     $70,768     $31,072
   Net operating expenses to average
     daily net assets                             0.34%**        0.34%        0.34%        0.34%       0.34%       0.34%**
   Interest expense to average daily net
     assets                                         --           0.16%          --           --          --          --
   Total net expenses to average daily
     net assets                                   0.34%**        0.50%(c)      0.34%       0.34%       0.34%       0.34%**
   Net investment income to average
     daily net assets(a)                          2.52%**        5.09%        5.86%        6.21%       6.31%       6.16%**
   Portfolio turnover rate                          21%           116%          75%         103%         72%          0%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:            --(d)    $   0.01     $   0.03     $   0.04     $  0.04     $  0.01

*    Period from December 28, 1995 (commencement of operations) to February 29,
     1996.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
(a) Net investment income for the for the six months ended August 31, 2000 and for the year ended February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

8             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in global bond and currency markets. The Fund's benchmark is the J.P. Morgan Global Government Bond Index.

      At August 31, 2000, 86.8% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The financial statements of the GMO Alpha Libor Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 2000, $259,335 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the contractual repurchase price under the agreement. For the six months ended August 31, 2000, the Fund did not enter into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $38,479 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $1,104. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $10,122,750  $10,122,750
         Investments (non-U.S. Government securities)              37,613,733   28,960,700

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $194,571,127      $5,652,348       $(2,120,356)      $3,531,992

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 66.9% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended              Year Ended
                                                             August 31, 2000           February 29, 2000
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                      2,668,579  $ 25,652,885    5,558,244  $ 55,187,578
         Shares issued to shareholders
           in reinvestment of distributions                      --            --      509,734     4,888,345
         Shares repurchased                              (1,105,677)  (10,461,337)  (3,178,026)  (31,450,926)
                                                        -----------  ------------  -----------  ------------
         Net increase                                     1,562,902  $ 15,191,548    2,889,952  $ 28,624,997
                                                        ===========  ============  ===========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                    Net Unrealized
         Settlement                        Units                     Appreciation
            Date     Deliver/Receive    of Currency       Value     (Depreciation)
         ----------  ----------------  --------------  -----------  --------------

            Buys
          10/17/00   AUD                   3,600,000   $ 2,080,747   $   (24,821)
           11/7/00   CAD                  36,900,000    25,061,658       176,584
          11/14/00   EUR                  71,900,000    64,171,106      (910,617)
          10/24/00   GBP                   7,600,000    11,067,256      (352,862)
           10/3/00   JPY               7,520,000,000    70,919,779      (341,188)
           9/12/00   NZD                   4,500,000     1,926,972      (118,752)
                                                                     -----------
                                                                     $(1,571,656)
                                                                     ===========

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                    Net Unrealized
         Settlement                        Units                    Appreciation
           Date      Deliver/Receive    of Currency      Value      (Depreciation)
         ----------  ----------------  --------------  -----------  --------------
           Sales
          11/14/00   EUR                   2,300,000   $ 2,052,762   $    10,292
          10/24/00   GBP                   2,400,000     3,494,923        (5,131)
           10/3/00   JPY                 800,000,000     7,544,657       (27,284)
           9/12/00   NZD                   4,500,000     1,926,972       188,028
                                                                     -----------
                                                                     $   165,905
                                                                     ===========

         FORWARD CROSS CURRENCY CONTRACTS
         Settlement   Deliver/Units of      Receive/In      Net Unrealized
            Date          Currency         Exchange For      Appreciation
         ----------   -----------------   ---------------   --------------
           9/19/00    EUR    3,900,000    SEK  32,956,131       26,379
           9/26/00    EUR   13,300,000    CHF  20,630,295       26,144
           9/19/00    SEK   90,229,688    EUR  10,800,000       36,622
                                                               -------
                                                               $89,145
                                                               =======

      FUTURES CONTRACTS

                                                                                                      Net Unrealized
         Number of                                                                       Contract      Appreciation
         Contracts                      Type                        Expiration Date        Value      (Depreciation)
         ---------  ---------------------------------------------  ------------------  -------------  --------------

           Buys
              28    Australian Government Bond 10 Yr.              September 2000       $ 2,367,736     $ (21,441)
              75    Australian Government Bond 3 Yr.               September 2000         5,128,481       (35,157)
              59    Canadian Government Bond 10 Yr.                December 2000          4,032,500        14,420
             166    Euro Bobl                                      December 2000         15,428,980       (16,744)
             185    Euro Bund 10 Yr.                               December 2000         17,603,543       (94,443)
              95    U.S. Long Bond                                 December 2000          9,541,563       (13,905)
                                                                                                        ---------
                                                                                                        $(167,270)
                                                                                                        =========

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS -- CONTINUED

                                                                                                      Net Unrealized
         Number of                                                                      Contract      Appreciation
         Contracts                     Type                        Expiration Date        Value       (Depreciation)
         ---------  ---------------------------------------------  ------------------  -------------  --------------
           Sales
              12    Japanese Government Bond 10 Yr.                December 2000        $14,740,547     $  59,235
             116    Swiss Government Bond 10 Yr.                   December 2000          7,862,232        (7,296)
              74    U.K. Gilt                                      December 2000         12,442,090        48,533
             320    U.S. Treasury Note 10 Yr.                      December 2000         32,025,000       (81,496)
             185    U.S. Treasury Note 5 Yr.                       December 2000         18,511,563       (51,768)
                                                                                                        ---------
                                                                                                        $ (32,792)
                                                                                                        =========

      At August 31, 2000, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

      SWAP AGREEMENTS

                                                                                              Net Unrealized
              Notional        Expiration                                                       Appreciation
               Amount            Date                        Description                      (Depreciation)
         -------------------  ----------  --------------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
         2,263,500,000 BEF      3/31/03   Agreement with Morgan Guaranty Trust Company dated    $ (61,063)
                                          3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Belgium, the notional amount
                                          times the difference between the par value and the
                                          then-market value of Kingdom of Belgium, 5.75% due
                                          3/28/08.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                              Net Unrealized
              Notional        Expiration                                                       Appreciation
               Amount            Date                        Description                      (Depreciation)
         -------------------  ----------  --------------------------------------------------  --------------
         108,000,000,000 ITL    3/31/03   Agreement with Morgan Guaranty Trust Company dated      (49,208)
                                          3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Italy, the notional amount times
                                          the difference between the par value and the
                                          then-market value of Italy BTP, 6.00% due
                                          11/01/07.

         FORWARD SWAP SPREAD LOCK SWAPS
         25,000,000 USD         4/04/01   Agreement with Morgan Guaranty Trust Company dated      (96,891)
                                          4/04/00 to pay (receive) the notional amount
                                          multiplied by the difference between the 10 year
                                          swap spread and a fixed spread times the duration
                                          of the 10 year swap rate.
         7,000,000 USD          5/16/11   Agreement with UBS AG dated 5/12/00 to pay               38,370
                                          (receive) the notional amount multiplied by the
                                          difference between the 10 year swap spread and a
                                          fixed spread times the duration of the 10 year
                                          swap rate.

         INTEREST RATE SWAPS
         15,000,000 EUR         3/21/05   Agreement with UBS AG dated 3/17/00 to receive the     (257,258)
                                          notional amount multiplied by 5.222% and to pay
                                          the notional amount multiplied by 3 month Floating
                                          Rate EURIBOR adjusted by a specified spread.
         7,100,000 CHF          6/05/05   Agreement with Morgan Guaranty Trust Company dated      160,898
                                          6/03/98 to pay the notional amount multiplied by
                                          3.245% and to receive the notional amount
                                          multiplied by 6 month Floating Rate Swiss LIBOR
                                          adjusted by a specified spread.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                              Net Unrealized
              Notional        Expiration                                                       Appreciation
               Amount            Date                        Description                      (Depreciation)
         -------------------  ----------  --------------------------------------------------  --------------
         3,900,000 CHF          6/11/05   Agreement with Morgan Guaranty Trust Company dated       88,094
                                          6/09/98 to pay the notional amount multiplied by
                                          3.245% and to receive the notional amount
                                          multiplied by 6 month Floating Rate Swiss LIBOR
                                          adjusted by a specified spread.
         6,800,000 CHF          9/16/05   Agreement with Morgan Guaranty Trust Company dated      201,789
                                          9/14/98 to pay the notional amount multiplied by
                                          3.1175% and to receive the notional amount
                                          multiplied by 6 month Floating Rate Swiss LIBOR
                                          adjusted by a specified spread.
         22,000,000 USD         7/31/06   Agreement with Morgan Guaranty Trust Company dated     (267,588)
                                          7/27/99 to receive the notional amount multiplied
                                          by 6.664% and to pay the notional amount
                                          multiplied by 3 month LIBOR adjusted by a
                                          specified spread.
         30,000,000 SEK         9/13/06   Agreement with UBS AG dated 9/09/99 to receive the       69,156
                                          notional amount multiplied by 6.465% and to pay
                                          the notional amount multiplied by 3 month Floating
                                          Rate Swedish LIBOR adjusted by a specified spread.
         20,000,000 USD         3/27/10   Agreement with UBS AG dated 3/23/00 to receive the      356,526
                                          notional amount multiplied by 7.23% and to pay the
                                          notional amount multiplied by 3 month LIBOR
                                          adjusted by a specified spread.
         10,000,000 USD         3/31/10   Agreement with UBS AG dated 3/29/00 to receive the      301,790
                                          notional amount multiplied by 7.406% and to pay
                                          the notional amount multiplied by 3 month LIBOR
                                          adjusted by a specified spread.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                              Net Unrealized
              Notional        Expiration                                                       Appreciation
               Amount            Date                        Description                      (Depreciation)
         -------------------  ----------  --------------------------------------------------  --------------
         3,000,000 EUR          3/21/30   Agreement with UBS AG dated 3/17/00 to receive the      (68,374)
                                          notional amount multiplied by 5.895% and to pay
                                          the notional amount multiplied by 3 month Floating
                                          Rate EURIBOR adjusted by a specified spread.

         TOTAL RETURN SWAPS
         30,000,000 USD         7/25/01   Agreement with Morgan Guaranty Trust Company dated      (40,062)
                                          7/01/99 to receive (pay) the notional amount
                                          multiplied by the return on the JP Morgan Non-U.S.
                                          Traded Total Return Government Bond Index and to
                                          pay the notional amount multiplied by 1 month
                                          LIBOR adjusted by a specified spread.+
         75,000,000 USD         9/27/01   Agreement with Morgan Guaranty Trust Company dated      (26,722)
                                          9/22/99 to receive (pay) the notional amount
                                          multiplied by the return on the JP Morgan Traded
                                          Total Return Government Bond Index and to pay the
                                          notional amount multiplied by 1 month LIBOR
                                          adjusted by a specified spread.+
                                                                                                ---------
                                                                                                $ 349,457
                                                                                                =========

      + This swap agreement is valued by management (Note 1).
      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

           PAR VALUE    DESCRIPTION                                          VALUE ($)
----------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 45.1%
                        ARGENTINA -- 1.0%
USD            500,000  Republic of Argentina, 12.13%, due 02/25/19              466,250
USD          1,000,000  Republic of Argentina Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 7.88%, due
                          03/31/23                                               820,000
                                                                            ------------
                                                                               1,286,250
                                                                            ------------
                        AUSTRALIA -- 1.2%
AUD          2,620,000  Queensland Treasury Corp, 8.00%, due 09/14/07          1,631,915
                                                                            ------------
                        BRAZIL -- 0.6%
USD          1,000,000  Brazil Discount ZL Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 7.38%, due
                          04/15/24                                               825,000
                                                                            ------------
                        BULGARIA -- 2.9%
USD          1,000,000  Bulgaria Discount Bond Series B,
                          Variable Rate, 6 mo. LIBOR + 1.31%, 8.25%, due
                          07/28/24                                               813,750
USD          5,000,000  Bulgaria Discount Bond, Interest Strips, Series
                          62, 0.00%, due 07/28/16                                559,000
USD          5,000,000  Bulgaria Discount Bond, Interest Strips, Series
                          63, 0.00%, due 07/28/24                                231,250
USD         10,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)       2,217,557
                                                                            ------------
                                                                               3,821,557
                                                                            ------------
                        CANADA -- 11.2%
CAD            750,000  Government of Canada, 10.25%, due 03/15/14               716,942
CAD          5,000,000  Government of Canada Real Return, 4.25%, due
                          12/01/21                                             4,219,401
CAD          3,000,000  Government of Canada Real Return, 4.25%, due
                          12/01/26                                             2,434,176
CAD          2,000,000  Province of British Columbia, 7.88%, due 11/30/23      1,562,352
GBP          3,500,000  Province of Quebec, 8.63%, due 11/04/11                5,706,146
                                                                            ------------
                                                                              14,639,017
                                                                            ------------
                        CAYMAN ISLANDS -- 10.1%
GBP          2,000,000  BA Credit Card Corp Series 97-1, 7.13%, due
                          09/15/02                                             2,922,513
CAD          2,000,000  Government of Canada (Cayman), 7.25%, due 06/01/08     1,431,478
EUR         10,000,000  MBNA America Euro Structured Offering,
                          Variable Rate, 3 mo. EURIBOR + .14%, 4.98%, due
                          05/19/04                                             8,877,663
                                                                            ------------
                                                                              13,231,654
                                                                            ------------
                        JAPAN -- 0.8%
USD          1,030,000  Japan Highway Public Corporation, 7.63%, due
                          09/22/04                                             1,051,115
                                                                            ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

           PAR VALUE    DESCRIPTION                                          VALUE ($)
----------------------------------------------------------------------------------------
                        MEXICO -- 4.5%
FRF         15,000,000  Mexico Par Bond, 6.63%, due 12/31/19                   1,965,789
CHF          9,000,000  Mexico Par Bond, 3.75%, due 12/31/19                   3,909,030
                                                                            ------------
                                                                               5,874,819
                                                                            ------------
                        NIGERIA -- 0.5%
USD          1,228,385  Central Bank of Nigeria Par Bond Odd Lot,
                          Variable Rate, Step Up, 6.25%, due 11/15/20(a)         620,335
                                                                            ------------
                        NORWAY -- 0.5%
SEK          6,300,000  A/S Eksportfinans, 7.50%, due 08/16/01                   682,842
                                                                            ------------
                        RUSSIA -- 2.5%
USD            916,467  Russia Federation, 144A, 8.25%, due 03/31/10             650,691
USD          6,029,344  Russia Federation, 144A, Step Up, 2.25%, due
                          03/31/30                                             2,622,765
                                                                            ------------
                                                                               3,273,456
                                                                            ------------
                        SUPRA NATIONAL -- 1.3%
AUD         14,000,000  European Bank for Reconstruction and Development,
                          Zero Coupon, due 02/10/28                            1,253,826
CAD            700,000  European Investment Bank, 8.50%, due 08/30/05            518,580
                                                                            ------------
                                                                               1,772,406
                                                                            ------------
                        SWEDEN -- 3.2%
SEK         20,000,000  Government of Sweden Index Linked Bond, 4.00%, due
                          12/01/20                                             2,252,318
SEK         17,200,000  Kingdom of Sweden, 6.00%, due 02/09/05                 1,879,943
                                                                            ------------
                                                                               4,132,261
                                                                            ------------
                        UNITED STATES -- 4.2%
                        CORPORATE DEBT -- 1.2%
SEK         14,000,000  Toyota Motor Credit, 7.50%, due 08/06/01               1,518,466
                                                                            ------------
                        U.S. GOVERNMENT AGENCY -- 3.0%
USD          4,000,000  Federal Home Loan Bank,
                          Variable Rate, CPI + 3.15%, 6.89%,
                          due 02/15/02(b)                                      3,904,600
                                                                            ------------

                        TOTAL UNITED STATES                                    5,423,066
                                                                            ------------
                        VENEZUELA -- 0.6%
USD          1,000,000  Republic of Venezuela Discount Bond Series W-B,
                          Variable Rate, 6 mo. LIBOR + .81%, 7.88%, due
                          03/31/20                                               810,000
                                                                            ------------
                        TOTAL DEBT OBLIGATIONS (COST $63,837,898)             59,075,693
                                                                            ------------

              See accompanying notes to the financial statements.
2

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

            SHARES/
           PRINCIPAL
            AMOUNT      DESCRIPTION                                          VALUE ($)
----------------------------------------------------------------------------------------
                        MUTUAL FUND -- 52.6%
             2,659,304  GMO Alpha LIBOR Fund                                  68,822,782
                                                                            ------------

                        TOTAL MUTUAL FUND (COST $68,308,537)                  68,822,782
                                                                            ------------
                        CALL OPTIONS PURCHASED -- 0.3%
                        OPTIONS ON CURRENCY -- 0.3%
USD         19,900,000  Japanese Yen, Expires 11/13/00, Strike 104.85            425,187
                                                                            ------------

                        TOTAL CALL OPTIONS PURCHASED (COST $758,190)             425,187
                                                                            ------------
                        RIGHTS AND WARRANTS -- 0.0%
                        MEXICO -- 0.0%
             8,613,000  United Mexican States Warrants, Expires 6/30/03*              --
                                                                            ------------
                        NIGERIA -- 0.0%
                 1,227  Central Bank of Nigeria Payment Adjusted Warrants,
                          Expires 11/15/20*                                           --
                                                                            ------------
                        VENEZUELA -- 0.0%
                 7,140  Republic of Venezuela Recovery Warrants, Expires
                          4/15/20*                                                    --
                                                                            ------------

                        TOTAL RIGHTS AND WARRANTS (COST $0)                           --
                                                                            ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

           PAR VALUE    DESCRIPTION                                          VALUE ($)
----------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS -- 0.4%
                        REPURCHASE AGREEMENT -- 0.4%
USD            475,990  Salomon Smith Barney Inc. Repurchase Agreement,
                        dated 8/31/00, due 9/1/00, with a maturity value
                        of $476,066 and an effective yield of 5.73%,
                        collateralized by a U.S. Treasury Obligation with
                        a rate of 9.25%, maturity date of 2/15/16 and
                        market value, including accrued interest, of
                        $493,597.                                                475,990
                                                                            ------------

                        TOTAL SHORT-TERM INVESTMENTS (COST $475,990)             475,990
                                                                            ------------
                        TOTAL INVESTMENTS -- 98.4%
                        (Cost $133,380,615)                                  128,799,652

                        Other Assets and Liabilities (net) -- 1.6%             2,052,962
                                                                            ------------
                        TOTAL NET ASSETS -- 100.0%                          $130,852,614
                                                                            ============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CPI - Consumer Price Index

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August
  31, 2000, which are subject to change based on the terms of the security, including varying reset dates.

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
BEF - Belgian Franc
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
FRF - French Franc
GBP - British Pound
ITL - Italian Lira
JPY - Japanese Yen
NZD - New Zealand Dollars
SEK - Swedish Krona
USD - United States Dollar

(a)  Valued by management (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

*    Non-income producing security.

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $133,380,615) (Note 1)         $128,799,652
   Cash at interest on deposit at brokers (Note 1)                 315,428
   Foreign currency, at value (cost $38,807) (Note 1)               38,915
   Receivable for Fund shares sold                                 494,832
   Interest receivable                                           2,091,629
   Receivable for open swap contracts (Notes 1 and 6)              332,850
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              13,490
                                                              ------------
      Total assets                                             132,086,796
                                                              ------------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                28,026
      Shareholder service fee                                       16,721
   Net payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                823,174
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                307,779
   Accrued expenses                                                 58,482
                                                              ------------
      Total liabilities                                          1,234,182
                                                              ------------
NET ASSETS                                                    $130,852,614
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $149,429,815
   Accumulated undistributed net investment income                 866,960
   Accumulated net realized loss                               (13,988,336)
   Net unrealized depreciation                                  (5,455,825)
                                                              ------------
                                                              $130,852,614
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $130,852,614
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    14,469,771
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.04
                                                              ============

6             See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest (including securities lending income of $219)     $ 3,572,612
   Dividends from investment company shares                        67,874
                                                              -----------
      Total income                                              3,640,486
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        180,960
   Custodian and transfer agent fees                               49,036
   Audit fees                                                      27,324
   Legal fees                                                       3,864
   Trustees fees (Note 2)                                             920
   Registration fees                                                   92
   Miscellaneous                                                    1,472
   Fees waived or borne by Manager (Note 2)                       (82,708)
                                                              -----------
                                                                  180,960
   Shareholder service fee (Note 2)
      Class III                                                   108,576
                                                              -----------
      Net expenses                                                289,536
                                                              -----------
         Net investment income                                  3,350,950
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (5,038,396)
      Closed futures contracts                                 (1,553,910)
      Closed swap contracts                                       485,638
      Foreign currency, forward contracts and foreign
      currency related transactions                            (7,664,825)
                                                              -----------

         Net realized loss                                    (13,771,493)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                               5,262,599
      Open futures contracts                                      176,320
      Open swap contracts                                         561,113
      Foreign currency, forward contracts and foreign
      currency related transactions                             2,983,723
                                                              -----------

         Net unrealized gain                                    8,983,755
                                                              -----------

      Net realized and unrealized loss                         (4,787,738)
                                                              -----------

  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $(1,436,788)
                                                              ===========

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  3,350,950      $ 10,868,230
   Net realized loss                                        (13,771,493)      (10,728,763)
   Change in net unrealized appreciation (depreciation)       8,983,755        (4,636,311)
                                                           ------------      ------------
   Net decrease in net assets from operations                (1,436,788)       (4,496,844)
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                      --        (6,522,666)
                                                           ------------      ------------
      Total distributions from net investment income                 --        (6,522,666)
                                                           ------------      ------------
   Net realized gains
      Class III                                                (686,070)       (3,231,690)
                                                           ------------      ------------
      Total distributions from net realized gains              (686,070)       (3,231,690)
                                                           ------------      ------------
                                                               (686,070)       (9,754,356)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (12,397,716)      (22,204,508)
                                                           ------------      ------------
   Decrease in net assets resulting from net share
    transactions                                            (12,397,716)      (22,204,508)
                                                           ------------      ------------
      Total decrease in net assets                          (14,520,574)      (36,455,708)
NET ASSETS:
   Beginning of period                                      145,373,188       181,828,896
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $866,960 and distributions
    in excess of net investment income of $2,483,990,
    respectively)                                          $130,852,614      $145,373,188
                                                           ============      ============

8             See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                     YEAR ENDED FEBRUARY 28/29
                                          AUGUST 31, 2000   ---------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998         1997         1996
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.19       $  10.06     $  10.45     $  10.78     $  10.92     $   9.64
                                              --------       --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income(a)                       0.22           0.70         0.71         0.59         0.71         0.62
   Net realized and unrealized gain
     (loss)                                      (0.33)         (0.99)       (0.42)        0.08         0.65         1.55
                                              --------       --------     --------     --------     --------     --------
      Total from investment operations           (0.11)         (0.29)        0.29         0.67         1.36         2.17
                                              --------       --------     --------     --------     --------     --------
Less distributions to shareholders:
   From net investment income                       --          (0.39)       (0.36)       (0.54)       (0.81)       (0.59)
   In excess of net investment income               --             --        (0.09)          --           --           --
   From net realized gains                       (0.04)         (0.19)       (0.23)       (0.10)       (0.54)       (0.30)
   In excess of net realized gains                  --             --           --        (0.36)       (0.15)          --
                                              --------       --------     --------     --------     --------     --------
      Total distributions                        (0.04)         (0.58)       (0.68)       (1.00)       (1.50)       (0.89)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   9.04       $   9.19     $  10.06     $  10.45     $  10.78     $  10.92
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(b)                                  (1.17)%+       (2.98)%       2.48%        6.32%       12.39%       22.72%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $130,853       $145,373     $181,829     $293,022     $235,783     $193,920
   Net operating expenses to average
     daily net assets                             0.40%*         0.40%        0.40%        0.40%        0.40%        0.40%
   Interest expense to average daily net
     assets                                         --           0.03%          --           --           --           --
   Total net expenses to average daily
     net assets                                   0.40%*         0.43%(c)      0.40%       0.40%        0.40%        0.40%
   Net investment income to average
     daily net assets(a)                          4.63%*         6.51%        6.45%        6.24%        6.93%        8.17%
   Portfolio turnover rate                          68%            39%         106%         105%          95%          99%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $   0.01       $   0.01     $   0.03     $   0.02     $   0.02     $   0.01

(a) Net investment income for the six months ended August 31, 2000 and for the year ended February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
*    Annualized.
+    Not annualized.

              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in foreign bond and currency markets. The Fund's benchmark is the J.P. Morgan
      Non-U.S. Government Bond Index.

      At August 31, 2000, 52.6% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 2000, $315,428 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the contractual repurchase price under the agreement. For the six months ended August 31, 2000, the Fund did not enter into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000 the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $3,182 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $920. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  ------------
         U.S. Government securities                               $ 8,282,250  $  8,282,250
         Investments (non-U.S. Government securities)              84,330,093   100,271,119

      During the six months ended August 31, 2000, the Fund exchanged securities with a market value of $69,715,949 for shares of GMO Alpha LIBOR Fund with a value equal to that market value in taxable transactions. Such amounts are included in purchases and sales above.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $133,380,615      $1,908,195       $(6,489,158)     $(4,580,963)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 61.7% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended              Year Ended
                                                             August 31, 2000           February 29, 2000
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                        229,379  $  2,121,573      506,647  $  5,058,435
         Shares issued to shareholders
           in reinvestment of distributions                  72,256       676,322      824,412     7,759,488
         Shares repurchased                              (1,648,382)  (15,195,611)  (3,580,058)  (35,022,431)
                                                        -----------  ------------  -----------  ------------
         Net decrease                                    (1,346,747) $(12,397,716)  (2,248,999) $(22,204,508)
                                                        ===========  ============  ===========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                       Net Unrealized
         Settlement                                                     Appreciation
            Date     Deliver/Receive  Units of Currency     Value      (Depreciation)
         ----------  ---------------  -----------------  ------------  --------------
            Buys
           11/7/00            CAD           12,300,000   $ 8,353,886    $    59,126
          11/14/00            EUR           53,300,000    47,570,514       (675,047)
          10/24/00            GBP            2,500,000     3,640,545        (74,148)
           10/3/00            JPY        7,010,000,000    66,110,060       (369,667)
           9/12/00            NZD            6,800,000     2,911,868       (179,688)
                                                                        -----------
                                                                        $(1,239,424)
                                                                        ===========
           Sales
          10/17/00            AUD            1,300,000   $   751,381    $     8,963
          11/14/00            EUR            1,700,000     1,517,258          7,608
          10/24/00            GBP            2,900,000     4,223,032         92,140
           10/3/00            JPY          990,000,000     9,336,513        (63,594)
           9/12/00            NZD            6,800,000     2,911,869        284,130
                                                                        -----------
                                                                        $   329,247
                                                                        ===========

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CROSS CURRENCY CONTRACTS

         Settlement                                                       Net Unrealized
            Date     Deliver/Units of Currency   Receive/In Exchange For   Appreciation
         ----------  --------------------------  -----------------------  --------------
           9/26/00      EUR        12,900,000      CHF      20,009,835       $25,358
           9/19/00      SEK       107,784,122      EUR      12,900,000        42,706
           9/19/00      EUR         2,800,000      SEK      23,660,812        18,939
                                                                             -------
                                                                             $87,003
                                                                             =======

      FUTURES CONTRACTS

                                                                                                                   Net Unrealized
                  Number of                                                                            Contract     Appreciation
                  Contracts                               Type                       Expiration Date     Value     (Depreciation)
         ---------------------------  ---------------------------------------------  ---------------  -----------  --------------
                    Buys
                     37               Australian Government Bond 3 Yr.               September 2000   $ 2,461,885    $ (19,839)
                     130              Euro BOBL                                       December 2000    11,858,846      (13,113)
                     145              Euro Bund 10 Yr.                                December 2000    13,482,436      (74,023)
                      5               Japanese Government Bond 10 Yr.                 December 2000     6,163,260      (54,713)
                     67               Swiss Government Bond 10 Yr.                    December 2000     4,469,230        2,308
                                                                                                                     ---------
                                                                                                                     $(159,380)
                                                                                                                     =========
                    Sales
                     36               Australian Government Bond 10 Yr.              September 2000   $ 2,954,766    $  29,880
                     53               Canadian Government Bond 10 Yr.                 December 2000     3,661,158      (13,642)
                     60               U.K. Gilt                                       December 2000     9,788,008       40,406
                     78               U.S. Long Bond                                  December 2000     7,834,125       10,520
                     291              U.S. Treasury Note 10 Yr.                       December 2000    29,122,734      (76,220)
                     221              U.S. Treasury Note 5 Yr.                        December 2000    22,113,813      (59,974)
                                                                                                                     ---------
                                                                                                                     $ (69,030)
                                                                                                                     =========

      At August 31, 2000, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                              Net Unrealized
              Notional        Expiration                                                       Appreciation
               Amount            Date                        Description                      (Depreciation)
         -------------------  ----------  --------------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
           5,658,750,000 BEF    3/31/03   Agreement with Morgan Guaranty Trust Company dated    $(152,657)
                                          3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Belgium, the notional amount
                                          times the difference between the par value and the
                                          then-market value of Kingdom of Belgium, 5.75%
                                          due 3/28/08.

         270,000,000,000 ITL    3/31/03   Agreement with Morgan Guaranty Trust Company dated     (123,020)
                                          3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Italy, the notional amount times
                                          the difference between the par value and the
                                          then-market value of Italy BTP, 6.00% due
                                          11/01/07.

         FORWARD SWAP SPREAD LOCK SWAPS
              20,000,000 USD    4/04/01   Agreement with Morgan Guaranty Trust Company dated      (77,512)
                                          4/04/00 to pay (receive) the notional amount
                                          multiplied by the difference between the 10 year
                                          swap spread and a fixed spread times the duration
                                          of the 10 year swap rate.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------

                5,000,000 USD    5/16/01   Agreement with UBS AG dated 5/12/00 to pay            $  27,407
                                           (receive) the notional amount multiplied by the
                                           difference between the 10 year swap spread and a
                                           fixed spread times the duration of the 10 year
                                           swap rate.

         INTEREST RATE SWAPS
               20,000,000 EUR    3/21/05   Agreement with UBS AG dated 3/17/00 to receive the     (343,011)
                                           notional amount multiplied by 5.222% and to pay
                                           the notional amount multiplied by 3 month Floating
                                           Rate EURIBOR adjusted by a specified spread.

               16,800,000 CHF    6/05/05   Agreement with Morgan Guaranty Trust Company dated      380,717
                                           6/03/98 to pay the notional amount multiplied by
                                           3.245% and to receive the notional amount
                                           multiplied by 6 month Floating Rate Swiss LIBOR
                                           adjusted by a specified spread.

               10,000,000 CHF    6/11/05   Agreement with Morgan Guaranty Trust Company dated      225,883
                                           6/09/98 to pay the notional amount multiplied by
                                           3.245% and to receive the notional amount
                                           multiplied by 6 month Floating Rate Swiss LIBOR
                                           adjusted by a specified spread.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------

                4,400,000 CHF    9/16/05   Agreement with Morgan Guaranty Trust Company dated    $ 211,108
                                           9/14/98 to pay the notional amount multiplied by
                                           3.1175% and to receive the notional amount
                                           multiplied by 6 month Floating Rate Swiss LIBOR
                                           adjusted by a specified spread.

               20,000,000 USD    7/31/06   Agreement with Morgan Guaranty Trust Company dated     (243,262)
                                           7/27/99 to receive the notional amount multiplied
                                           by 6.664% and to pay the notional amount
                                           multiplied by 3 month LIBOR adjusted by a
                                           specified spread.

               27,000,000 SEK    9/13/06   Agreement with UBS AG dated 9/09/99 to receive the       62,241
                                           notional amount multiplied by 6.465% and to pay
                                           the notional amount multiplied by 3 month
                                           Floating Rate Swedish LIBOR adjusted by a
                                           specified spread.

               15,000,000 USD    3/27/10   Agreement with UBS AG dated 3/23/00 to receive the      267,394
                                           notional amount multiplied by 7.23% and to pay the
                                           notional amount multiplied by 3 month LIBOR
                                           adjusted by a specified spread.

                9,000,000 USD    3/31/10   Agreement with UBS AG dated 3/29/00 to receive the      271,611
                                           notional amount multiplied by 7.406% and to pay
                                           the notional amount multiplied by 3 month LIBOR
                                           adjusted by a specified spread.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------

                5,000,000 EUR    3/21/30   Agreement with UBS AG dated 3/17/00 to receive the    $(113,956)
                                           notional amount multiplied by 5.895% and to pay
                                           the notional amount multiplied by 3 month
                                           Floating Rate EURIBOR adjusted by a specified
                                           spread.
         TOTAL RETURN SWAP
               45,000,000 USD    7/25/01   Agreement with Morgan Guaranty Trust Company dated      (60,093)
                                           7/01/99 to receive (pay) the notional amount
                                           multiplied by the return on the JP Morgan Non-U.S.
                                           Traded Total Return Government Bond Index and to
                                           pay the notional amount multiplied by 1 month
                                           LIBOR adjusted by a specified spread.+
                                                                                                 ---------
                                                                                                 $ 332,850
                                                                                                 =========

         +    This swap agreement is valued by management (Note 1).
         See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 79.2%
                       ARGENTINA -- 8.0%
ARS         4,400,000  Provincia Corrientes Series 1, PIK,
                         Variable Rate, 1 mo. Peso Deposit Rate, 2.83%,
                         due 04/01/09                                          2,112,422
ARS         2,500,000  Provincia Corrientes Series 2, PIK,
                         Variable Rate, 1 mo. Peso Deposit Rate, 2.83%,
                         due 04/01/09                                          1,200,240
ARS        13,823,800  Republic of Argentina Bocon Pro 1, PIK,
                         Variable Rate, 1 mo. Peso Deposit Rate, 2.79%,
                         due 04/01/07(a)                                       8,544,817
DEM         3,830,000  Republic of Argentina Discount Bond,
                         Variable Rate, 6 mo. DEM LIBOR + .81%, 5.44%,
                         due 03/31/23                                          1,194,815
USD        47,100,000  Republic of Argentina Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.88%, due
                         03/31/23                                             38,622,000
ARS        27,436,201  Republic of Argentina INDER Certificates, 6.00%,
                         due 04/15/06                                         13,446,428
ARS        35,134,370  Republic of Argentina Pro 1 Co-Participation
                         Rights,
                         Variable Rate, 1 mo. Peso Deposit Rate, 2.79%,
                         due 04/01/07                                         16,186,128
USD         2,000,000  Republic of Argentina Pro 4,
                         Variable Rate, 1 mo. LIBOR, 6.62%, due 12/28/10       2,080,000
                                                                           -------------
                                                                              83,386,850
                                                                           -------------
                       BOSNIA & HERZEGOVINA -- 0.2%
DEM        25,244,000  Bosnia & Herzegovina Series A, Step Up, 2.00%, due
                         12/11/17                                              2,352,510
DEM        12,335,000  Bosnia & Herzegovina Series B, Zero Coupon, due
                         12/11/17                                                140,184
                                                                           -------------
                                                                               2,492,694
                                                                           -------------
                       BRAZIL -- 16.7%
USD           307,853  Brazil Capitalization Bond Series L, PIK, 8.00%,
                         due 04/15/14                                            238,778
USD        52,500,000  Brazil DCB (Bearer) Series RG,
                         Variable Rate, 6 mo. LIBOR + .88%, 7.44%, due
                         04/15/12                                             40,687,500
USD        31,000,000  Brazil DCB (Registered),
                         Variable Rate, 6 mo. LIBOR + .88%, 7.44%, due
                         04/15/12                                             24,025,000
USD        47,525,000  Brazil Discount ZL Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.38%, due
                         04/15/24                                             39,208,125
USD        52,320,000  Brazil FLIRB (Registered),
                         Variable Rate, Step Up, 7.38%, due 04/15/09          42,379,200
USD        15,209,702  Brazil MYDFA Trust Certificates,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.19%, due
                         09/15/07                                             13,593,671
USD        16,000,000  Brazil New Money Bond,
                         Variable Rate, 6 mo. LIBOR + .88%, 7.44%, due
                         04/15/09                                             14,140,000
                                                                           -------------
                                                                             174,272,274
                                                                           -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       BULGARIA -- 4.8%
USD         6,551,707  Bulgaria Discount Bond Series B,
                         Variable Rate, 6 mo. LIBOR + 1.31%, 8.25%, due
                         07/28/24                                              5,331,452
USD        23,000,000  Bulgaria Discount Bond, Interest Strips, Series
                         62, 0.00%, due 07/28/16                               2,571,400
USD        23,000,000  Bulgaria Discount Bond, Interest Strips, Series
                         63, 0.00%, due 07/28/24                               1,063,750
USD        14,000,000  Bulgaria FLIRB Series A,
                         Variable Rate, Step Up, 3.00%, due 07/28/12          10,780,000
USD        39,844,572  Bulgaria FLIRB Series B,
                         Variable Rate, Step Up, 3.50%, due 07/28/12          30,680,320
                                                                           -------------
                                                                              50,426,922
                                                                           -------------
                       COLOMBIA -- 0.5%
USD         8,000,000  Republic of Colombia, 8.70%, due 02/15/16               5,480,000
                                                                           -------------
                       COSTA RICA -- 0.1%
USD         1,000,000  Central Bank of Costa Rica Principal Bond Series
                         A, 6.25%, due 05/21/10                                  920,000
                                                                           -------------
                       DOMINICAN REPUBLIC -- 1.1%
USD        17,957,000  Dominican Republic Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.94%, due
                         08/30/24                                             12,031,190
                                                                           -------------
                       ECUADOR -- 1.1%
USD        29,778,000  Republic of Ecuador Par Bond, 144A,
                         Variable Rate, Step Up, 4.00%, due 08/15/30          11,464,530
                                                                           -------------
                       IVORY COAST -- 1.9%
FRF        25,000,000  Ivory Coast Discount Bond,
                         Variable Rate, Step Up, 3.50%, due 03/31/28           1,016,568
FRF       538,720,000  Ivory Coast FLIRB,
                         Variable Rate, Step Up, 2.00%, due 03/29/18          12,413,300
FRF       256,889,500  Ivory Coast PDI,
                         Variable Rate, Step Up, 1.90%, due 03/29/18           5,919,302
                                                                           -------------
                                                                              19,349,170
                                                                           -------------
                       JAMAICA -- 0.8%
USD         8,000,000  Jamaica Government Bond, 144A, 12.75%, due
                         09/01/07                                              7,864,000
                                                                           -------------

              See accompanying notes to the financial statements.
2

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       JORDAN -- 1.4%
USD         4,245,760  Hashemite Kingdom of Jordan IAB,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.75%, due
                         12/23/05                                              4,052,578
USD           241,084  Hashemite Kingdom of Jordan IAB,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.75%, due
                         12/23/05                                                230,114
USD        14,000,000  Hashemite Kingdom of Jordan Par Bond,
                         Variable Rate, Step Up, 6.00%, due 12/23/23          10,010,000
                                                                           -------------
                                                                              14,292,692
                                                                           -------------
                       MACEDONIA -- 1.5%
USD        23,936,090  Macedonia Capitalization Bond, PIK,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.81%, due
                         07/12/12                                             15,797,819
                                                                           -------------
                       MEXICO -- 14.5%
USD            19,000  Mexico Discount Bond Series A Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.31%, due
                         12/31/19(a)                                              18,620
USD        13,000,000  Mexico Discount Bond Series A,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.31%, due
                         12/31/19                                             13,390,000
USD        11,500,000  Mexico Discount Bond Series D,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.93%, due
                         12/31/19                                             11,845,000
DEM        30,000,000  Mexico Discount Bond,
                         Variable Rate, 6 mo. DEM LIBOR + .81%, 5.43%,
                         due 12/31/19                                         12,683,050
USD        22,000,000  Mexico Global Bond, 11.38%, due 09/15/16               26,037,000
FRF       335,250,000  Mexico Par Bond, 6.63%, due 12/31/19                   43,935,377
CHF        72,000,000  Mexico Par Bond, 3.75%, due 12/31/19                   31,272,237
USD         3,000,000  Mexico Par Bond, Series A, 6.25%, due 12/31/19          2,690,625
USD        10,500,000  Mexico Par Bond, Series B, 6.25%, due 12/31/19          9,417,187
USD           159,000  Mexico Par Bond, Series B Odd Lot, 6.25%, due
                         12/31/19(a)                                             134,554
                                                                           -------------
                                                                             151,423,650
                                                                           -------------
                       MOLDOVA -- 0.0%
USD           400,000  Republic of Moldova (Registered), 9.88%, due
                         06/13/02                                                200,000
                                                                           -------------
                       NIGERIA -- 2.4%
USD        29,500,000  Central Bank of Nigeria Par Bond,
                         Variable Rate, Step Up, 6.25%, due 11/15/20          16,372,500
USD        18,172,706  Nigeria Par Bond, Odd Lot, 6.25%, due 11/15/20(a)       9,177,219
                                                                           -------------
                                                                              25,549,719
                                                                           -------------
                       PERU -- 1.9%
USD         4,325,000  Peru Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.19%, due
                         03/08/27                                              3,070,750

              See accompanying notes to the financial statements.              3

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       PERU -- CONTINUED
USD         7,775,000  Peru FLIRB,
                         Variable Rate, Step Up, 3.75%, due 03/07/17           5,063,469
USD         5,150,000  Peru FLIRB,
                         Variable Rate, Step Up, 144A, 3.75%, due
                         03/07/17                                              3,353,938
USD        14,000,000  Peru Par Bond,
                         Variable Rate, Step Up, 144A, 3.00%, due
                         03/07/27                                              5,740,000
USD         3,200,000  Peru PDI,
                         Variable Rate, Step Up, 4.50%, due 03/07/17           2,244,000
                                                                           -------------
                                                                              19,472,157
                                                                           -------------
                       QATAR -- 0.5%
USD         5,000,000  State of Qatar, 144A, 9.75%, due 06/15/30               5,188,500
                                                                           -------------
                       RUSSIA -- 13.3%
RUB        68,698,589  Russia Federal Loan Bond Series 26003, 10.00%, due
                         03/15/05(a)                                           1,024,976
USD        18,661,959  Russia Federation, 144A, 8.25%, due 03/31/10           13,249,991
USD       286,275,193  Russia Federation, 144A, Step Up, 2.25%, due
                         03/31/30                                            124,529,709
                                                                           -------------
                                                                             138,804,676
                                                                           -------------
                       SOUTH KOREA -- 0.6%
USD         6,000,000  Export Import Bank of Korea, 7.10%, due 03/15/07        5,950,800
                                                                           -------------
                       SUPRA NATIONAL -- 0.3%
ZAR       100,000,000  International Bank for Reconstruction and
                         Development Series EMTN, Zero Coupon, due
                         05/14/12*                                             2,869,846
                                                                           -------------
                       TRINIDAD & TOBAGO -- 0.3%
USD         3,000,000  Republic of Trinidad & Tobago, 144A , 9.88%, due
                         10/01/09                                              3,135,000
                                                                           -------------
                       TUNISIA -- 0.2%
JPY       200,000,000  Banque Centrale De Tunisie, 4.35%, due 08/15/17         1,915,323
                                                                           -------------
                       TURKEY -- 0.6%
USD         2,000,000  Republic of Turkey, 11.88%, due 01/15/30                2,173,000
USD         4,000,000  Republic of Turkey Notes, 12.00%, due 12/15/08          4,335,000
                                                                           -------------
                                                                               6,508,000
                                                                           -------------

              See accompanying notes to the financial statements.
4

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       UNITED STATES -- 0.4%
                       U.S. GOVERNMENT AGENCY -- 0.4%
USD         4,000,000  Federal Home Loan Bank,
                         Variable Rate, CPI + 3.15%, 6.89%, due
                         02/15/02(b)                                           3,904,600
                                                                           -------------
                       VENEZUELA -- 4.8%
USD        10,000,000  Republic of Venezuela, 9.25%, due 09/15/27              6,825,000
USD         1,547,145  Republic of Venezuela DCB DL Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 7.88%, due
                         12/18/07(a)                                           1,255,121
USD        12,195,693  Republic of Venezuela DCB IL,
                         Variable Rate, 6 mo. LIBOR(a) + .88%, 7.88%, due
                         12/18/08(a)                                          10,198,648
USD         5,000,000  Republic of Venezuela Discount Bond Series A,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.38%, due
                         03/31/20                                              4,050,000
USD           170,000  Republic of Venezuela FLIRB Series A Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 7.44%, due
                         03/31/07(a)                                             138,338
USD           488,000  Republic of Venezuela FLIRB Series B Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 7.44%, due
                         03/31/07                                                397,720
CHF        26,666,630  Republic of Venezuela FLIRB,
                         Variable Rate, CHF 6 mo. LIBOR + .88%, 4.06%,
                         due 03/31/07                                         11,739,148
USD         8,036,813  Republic of Venezuela New Money Bond Series A Odd
                         Lot,
                         Variable Rate, 6 mo. LIBOR + 1%, 8.00%, due
                         12/18/05(a)                                           6,107,978
USD         5,629,412  Republic of Venezuela New Money Bond Series A,
                         Variable Rate, 6 mo. LIBOR + 1%, 8.00%, due
                         12/18/05                                              4,559,824
USD           778,090  Republic of Venezuela New Money Bond Series B Odd
                         Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 7.88%, due
                         12/18/05(a)                                             591,349
DEM           960,000  Republic of Venezuela New Money Bond Series B,
                         Variable Rate DEM 6 mo. LIBOR + .88%, 5.56%, due
                         12/18/05                                                320,758
FRF        39,175,000  Republic of Venezuela Par Bond, 7.71%, due
                         03/31/20                                              4,380,646
                                                                           -------------
                                                                              50,564,530
                                                                           -------------
                       VIETNAM -- 1.3%
USD         4,000,000  Vietnam Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 7.19%, due
                         03/13/28                                              2,400,000
USD        19,750,000  Vietnam Par Bond,
                         Variable Rate, Step Up, 3.25%, due 03/12/28           7,307,500
USD         6,591,000  Vietnam PDI,
                         Variable Rate, Step Up, 3.75%, due 03/14/16           3,888,690
                                                                           -------------
                                                                              13,596,190
                                                                           -------------

                       TOTAL DEBT OBLIGATIONS (COST $796,570,823)            826,861,132
                                                                           -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       LOAN ASSIGNMENTS -- 9.5%
                       ALGERIA -- 6.6%
JPY       495,430,068  Algeria Tranche 1, JPY 6 mo. LIBOR + .8125%,
                         (1.0000%)                                             3,588,895
USD         2,828,571  Algeria Tranche 2, USD 6 mo. LIBOR + .8125%,
                         (7.1875%)                                             2,390,143
JPY     8,431,773,548  Algeria Tranche 3 Loan Agreement, JPY 6 mo. LIBOR
                         + .8125%, (1.0000%)                                  53,963,667
EUR        13,806,442  Algeria Tranche 3, FRF 6 mo. LIBOR + .8125%,
                         (4.6875%)                                             8,592,715
                                                                           -------------
                                                                              68,535,420
                                                                           -------------
                       CAMEROON -- 0.1%
NLG        23,084,718  Cameroon Loan Agreement, (No Tranche specified,
                         dated January 31, 1981)*                              1,164,209
FRF        18,396,841  Republic of Cameroon Tranche B, (dated January 30,
                         1979)*                                                  311,694
                                                                           -------------
                                                                               1,475,903
                                                                           -------------
                       CONGO REPUBLIC (BRAZZAVILLE) -- 0.3%
FRF       102,097,963  Republic of Congo Loan Agreement*                       1,626,036
USD         5,295,244  Republic of Congo Loan Agreement*                         622,191
EUR         8,195,761  Republic of Congo Loan Agreement*                         856,205
                                                                           -------------
                                                                               3,104,432
                                                                           -------------
                       MOROCCO -- 1.7%
JPY     1,229,005,112  Morocco Restructuring and Consolidating Agreement
                         Tranche A, JPY Long Term Prime + .2175%,
                         (2.2675%)                                             9,666,430
USD         9,444,444  Morocco Tranche A, USD 6 mo. LIBOR + .8125%,
                         (7.75%)                                               8,677,083
                                                                           -------------
                                                                              18,343,513
                                                                           -------------
                       RUSSIA -- 0.8%
DEM        15,000,000  International Bank for Economic Cooperation Loan
                         Agreement*                                            1,227,392
EUR         5,000,000  International Bank for Economic Cooperation Loan
                         Agreement*                                              844,645
DEM         5,208,190  Russia Foreign Trade Obligations*                         793,142
USD        15,060,875  Russia Foreign Trade Obligations*                       5,045,393
                                                                           -------------
                                                                               7,910,572
                                                                           -------------
                       YUGOSLAVIA -- 0.0%
USD         1,400,368  Yugoslavia New Financing Agreement Tranche A*             101,527
USD         1,499,573  Yugoslavia New Financing Agreement Tranche C*             108,719
                                                                           -------------
                                                                                 210,246
                                                                           -------------

                       TOTAL LOAN ASSIGNMENTS (COST $88,533,690)              99,580,086
                                                                           -------------

              See accompanying notes to the financial statements.
6

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       LOAN PARTICIPATIONS -- 2.2%
                       ALGERIA -- 0.3%
JPY       250,000,000  Algeria Tranche 3 Loan Agreement, JPY Long Term
                         Prime +.8125%, (3.4875%), (Participation with
                         Salomon)                                              1,600,009
JPY       250,000,000  Algeria Tranche S1, JPY Long Term Prime + .8125%,
                         (3.1387%), (Participation with Salomon)               1,359,715
                                                                           -------------
                                                                               2,959,724
                                                                           -------------
                       CAMEROON -- 0.0%
NLG         4,968,184  Cameroon Loan Agreement, (No Tranche specified, dated January 31, 1981), (Participation with
                         Salomon)*                                               250,555
                                                                           -------------
                       INDONESIA -- 1.2%
USD           640,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625%, (7.5188%),
                         (Participation with Salomon)                            393,600
USD           960,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625%, (7.625%), (Participation
                         with Salomon)                                           590,400
USD           744,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (7.5188%),
                         (Participation with Salomon)                            453,840
USD         1,116,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (7.625%), (Participation
                         with Salomon)                                           680,760
USD         4,000,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (7.5188%),
                         (Participation with Salomon)                          2,540,000
USD         3,810,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (7.625%), (Participation
                         with Salomon)                                         2,419,350
USD         4,890,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (7.6375%),
                         (Participation with Salomon)                          3,105,150
USD         2,624,078  Republic of Indonesia Loan Agreement, dated
                         October 4, 1997 LIBOR +.625%, (6.6613%),
                         (Participation with Deutsche Bank)                    1,836,854
                                                                           -------------
                                                                              12,019,954
                                                                           -------------
                       JAMAICA -- 0.3%
USD         3,937,500  Jamaica Refinancing Agreement Tranche B, LIBOR +
                         .8125%, (7.5813%), (Participation with Chase
                         Manhattan Bank and Salomon)                           3,622,500
                                                                           -------------
                       MOROCCO -- 0.2%
JPY       311,100,681  Morocco Restructuring and Consolidating Agreement
                         Tranche A, JPY Long Term Prime + .2175%,
                         (3.0175%), (Participation with J.P. Morgan)           2,446,884
                                                                           -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

           SHARES/
          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       RUSSIA -- 0.2%
DEM         3,500,000  International Bank for Economic Cooperation Loan
                         Agreement, (Participation with Salomon)*                286,391
JPY       900,000,000  International Investment Bank Loan Agreement,
                         (Participation with Bank of America)*                 1,603,526
                                                                           -------------
                                                                               1,889,917
                                                                           -------------
                       YUGOSLAVIA -- 0.0%
USD         2,100,416  Yugoslavia New Financing Agreement Tranche B,
                         (Participation with Chase Manhattan Bank)*              152,280
USD           352,431  Yugoslavia New Financing Agreement Tranche C,
                         (Participation with Chase Manhattan Bank)*               25,551
                                                                           -------------
                                                                                 177,831
                                                                           -------------

                       TOTAL LOAN PARTICIPATIONS (COST $25,275,495)           23,367,365
                                                                           -------------
                       PROMISSORY NOTES -- 0.6%
                       KENYA -- 0.5%
GBP           672,890  Republic of Kenya Promissory Notes, 0.00%, due
                         1/30/03(a)                                              604,273
GBP         1,856,250  Republic of Kenya Promissory Notes, 0.00%, due
                         7/30/02(a)                                            1,841,975
GBP           672,890  Republic of Kenya Promissory Notes, 0.00%, due
                         1/30/02(a)                                              737,816
GBP         1,856,250  Republic of Kenya Promissory Notes, 0.00%, due
                         7/30/01(a)                                            2,248,993
                                                                           -------------
                                                                               5,433,057
                                                                           -------------
                       NIGERIA -- 0.1%
USD         3,000,000  Central Bank of Nigeria Promissory Notes, 5.09%,
                         due 1/5/10                                              795,000
                                                                           -------------

                       TOTAL PROMISSORY NOTES (COST $8,209,351)                6,228,057
                                                                           -------------
                       MUTUAL FUND -- 1.2%
              467,502  GMO Alpha LIBOR Fund                                   12,098,943
                                                                           -------------

                       TOTAL MUTUAL FUND (COST $12,052,193)                   12,098,943
                                                                           -------------

              See accompanying notes to the financial statements.
8

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

           SHARES/
          PRINCIPAL
           AMOUNT      DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       PUT OPTIONS PURCHASED -- 0.0%
                       OPTIONS ON FUTURES -- 0.0%
USD         3,750,000  Eurodollar, Expires 9/18/00, Strike 93.25                  18,750
                                                                           -------------

                       TOTAL PUT OPTIONS PURCHASED (COST $97,687)                 18,750
                                                                           -------------
                       RIGHTS AND WARRANTS -- 0.0%
                       MEXICO -- 0.0%
               29,000  United Mexican States Recovery Warrants, Expires
                         6/30/03**                                                    --
          161,682,000  United Mexican States Warrants, Expires 6/30/03**              --
                       NIGERIA -- 0.0%
               45,710  Central Bank of Nigeria Payment Adjusted Warrants,
                         Expires 11/15/20**                                           --
                                                                           -------------
                       VENEZUELA -- 0.0%
               74,355  Republic of Venezuela Recovery Warrants, Expires
                         4/15/20**                                                    --
                                                                           -------------

                       TOTAL RIGHTS AND WARRANTS (COST $0)                            --
                                                                           -------------
                       TOTAL INVESTMENTS -- 92.7%
                       (Cost $930,739,239)                                   968,154,333

                       Other Assets and Liabilities (net) -- 7.3%             76,354,551
                                                                           -------------
                       TOTAL NET ASSETS -- 100.0%                          $1,044,508,884
                                                                           =============

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:
144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CPI - Consumer Price Index

DCB - Debt Conversion Bond

EMTN - Euromarket Medium Term Note

FLIRB - Front Loaded Interest Reduction Bond

IAB - Interest Arrears Bond

PDI - Past Due Interest

PIK - Payment In Kind

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August
  31, 2000, which are subject to change based on the terms of the security, including varying reset dates.

10            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

CURRENCY ABBREVIATIONS:

ARS - Argentine Peso
CHF - Swiss Franc
DEM - German Mark
EUR - Euro
FRF - French Franc
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NLG - Netherlands Guilder
RUB - Russian Ruble
USD - United States Dollar
ZAR - South African Rand

(a)  Valued by management (Note 1).

*    Non-performing. Borrower not currently paying interest.

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

**   Non-income producing security.

              See accompanying notes to the financial statements.             11

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $930,739,239) (Note 1)         $  968,154,333
   Cash                                                               76,971
   Cash at interest on deposit at brokers (Note 1)                 2,025,811
   Receivable for investments sold                                 3,986,500
   Receivable for Fund shares sold                                53,909,956
   Interest receivable                                            21,433,293
   Net receivable for open forward foreign currency
    contracts (Notes 1 and 6)                                      3,840,716
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  191,349
   Receivable for open swap contracts (Notes 1 and 6)              2,147,148
   Receivable for expenses waived or borne by Manager (Note
    2)                                                                21,477
   Miscellaneous receivable (Note 1)                               9,449,134
                                                              --------------

      Total assets                                             1,065,236,688
                                                              --------------

LIABILITIES:
   Payable for investments purchased                              18,444,349
   Payable for Fund shares repurchased                             1,752,100
   Payable to affiliate for (Note 2):
      Management fee                                                 289,605
      Shareholder service fee                                         98,481
   Accrued expenses                                                  143,269
                                                              --------------

      Total liabilities                                           20,727,804
                                                              --------------
NET ASSETS                                                    $1,044,508,884
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $  986,965,009
   Accumulated undistributed net investment income                22,664,103
   Accumulated net realized loss                                 (10,353,281)
   Net unrealized appreciation                                    45,233,053
                                                              --------------
                                                              $1,044,508,884
                                                              ==============
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $  430,807,562
                                                              ==============
   Class IV shares                                            $  613,701,322
                                                              ==============
SHARES OUTSTANDING:
   Class III                                                      45,630,326
                                                              ==============
   Class IV                                                       65,033,982
                                                              ==============
NET ASSET VALUE PER SHARE:
   Class III                                                  $         9.44
                                                              ==============
   Class IV                                                   $         9.44
                                                              ==============

12            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest (including securities lending income of $33,058)  $ 50,087,056
   Dividends from investment company shares                        103,812
                                                              ------------

      Total income                                              50,190,868
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       1,652,293
   Custodian fees                                                  225,584
   Audit fees                                                       43,516
   Legal fees                                                       51,042
   Transfer agent fees                                              17,664
   Trustees fees (Note 2)                                            5,796
   Registration fees                                                    92
   Miscellaneous                                                     5,888
   Fees waived or borne by Manager (Note 2)                       (106,444)
                                                              ------------
                                                                 1,895,431
   Shareholder service fee (Note 2)
      Class III                                                    281,337
      Class IV                                                     284,526
                                                              ------------
      Net expenses                                               2,461,294
                                                              ------------

         Net investment income                                  47,729,574
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (46,901,506)
      Closed futures contracts                                     883,794
      Closed swap contracts                                     39,883,970
      Foreign currency, forward contracts and foreign
      currency related transactions                             14,582,538
                                                              ------------

         Net realized gain                                       8,448,796
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              107,263,678
      Open futures contracts                                       239,240
      Open swap contracts                                      (32,890,517)
      Foreign currency, forward contracts and foreign
      currency related transactions                             (3,327,382)
                                                              ------------

         Net unrealized gain                                    71,285,019
                                                              ------------

      Net realized and unrealized gain                          79,733,815
                                                              ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $127,463,389
                                                              ============

              See accompanying notes to the financial statements.             13

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   47,729,574     $  91,183,525
   Net realized gain                                           8,448,796        32,158,816
   Change in net unrealized appreciation (depreciation)       71,285,019       204,077,093
                                                          --------------     -------------

   Net increase in net assets from operations                127,463,389       327,419,434
                                                          --------------     -------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (21,319,966)      (51,599,442)
      Class IV                                               (32,341,220)      (57,663,578)
                                                          --------------     -------------
      Total distributions from net investment income         (53,661,186)     (109,263,020)
                                                          --------------     -------------
   Net realized gains
      Class III                                                       --        (5,234,784)
      Class IV                                                        --        (6,680,035)
                                                          --------------     -------------
      Total distributions from net realized gains                     --       (11,914,819)
                                                          --------------     -------------
   In excess of net realized gains
      Class III                                                       --           (46,638)
      Class IV                                                        --           (59,515)
                                                          --------------     -------------
      Total distributions in excess of net realized
       gains                                                          --          (106,153)
                                                          --------------     -------------
                                                             (53,661,186)     (121,283,992)
                                                          --------------     -------------
   Net share transactions: (Note 5)
      Class III                                               23,951,298      (175,611,247)
      Class IV                                                22,293,389       120,316,839
                                                          --------------     -------------
   Increase (decrease) in net assets resulting from net
    share transactions                                        46,244,687       (55,294,408)
                                                          --------------     -------------
      Total increase in net assets                           120,046,890       150,841,034
NET ASSETS:
   Beginning of period                                       924,461,994       773,620,960
                                                          --------------     -------------
   End of period (including accumulated undistributed
    net investment income of $22,664,103 and
    $28,595,715, respectively)                            $1,044,508,884     $ 924,461,994
                                                          ==============     =============

14            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ---------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998         1997         1996
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.74       $   6.89     $  11.64     $  14.09     $  11.76     $   8.39
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.45+          0.84+        0.92+        1.13+        1.48         1.35
   Net realized and unrealized gain
     (loss)                                       0.77           2.20        (4.41)        1.51         6.40         3.84
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            1.22           3.04        (3.49)        2.64         7.88         5.19
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.52)         (1.07)       (0.23)       (0.84)       (1.58)       (1.17)
   From net realized gains                          --          (0.12)       (1.03)       (4.25)       (3.97)       (0.65)
   In excess of net realized gains                  --             --(a)        --(a)        --           --           --
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.52)         (1.19)       (1.26)       (5.09)       (5.55)       (1.82)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   9.44       $   8.74     $   6.89     $  11.64     $  14.09     $  11.76
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(b)                                  14.46%++       46.81%      (32.94)%      22.27%       74.32%       63.78%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $430,808       $378,593     $450,336     $460,387     $555,452     $615,485
   Net expenses to average daily net
     assets                                       0.55%*         0.56%        0.56%        0.53%        0.57%        0.50%
   Net investment income to average
     daily net assets                            10.04%*        10.82%       10.99%        8.62%        8.35%       12.97%
   Portfolio turnover rate                          68%           123%         272%         255%         152%         158%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:            --(c)          --(c)  $   0.02     $   0.03     $   0.03     $   0.02

*    Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
(a)  The distribution in excess of net realized gains was less than $.001.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

              See accompanying notes to the financial statements.             15

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED         YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2000   ----------------------------------------
                                                 (UNAUDITED)        2000         1999          1998**
                                               ----------------  -----------  -----------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   8.74       $   6.90     $  11.63       $  10.99
                                                   --------       --------     --------       --------

Income from investment operations:
   Net investment income                               0.46+          0.84+        0.91+          0.10+
   Net realized and unrealized gain (loss)             0.76           2.20        (4.37)          0.54
                                                   --------       --------     --------       --------

      Total from investment operations                 1.22           3.04        (3.46)          0.64
                                                   --------       --------     --------       --------

Less distributions to shareholders:
   From net investment income                         (0.52)         (1.08)       (0.24)            --
   From net realized gains                               --          (0.12)       (1.03)            --
   In excess of net realized gains                       --             --(a)        --(a)          --
                                                   --------       --------     --------       --------

      Total distributions                             (0.52)         (1.20)       (1.27)            --
                                                   --------       --------     --------       --------
NET ASSET VALUE, END OF PERIOD                     $   9.44       $   8.74     $   6.90       $  11.63
                                                   ========       ========     ========       ========
TOTAL RETURN(b)                                       14.47%++       47.00%      (32.82)%         5.82%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $613,701       $545,869     $323,285       $310,580
   Net expenses to average daily net assets            0.50%*         0.51%        0.51%          0.50%*
   Net investment income to average daily net
     assets                                           10.16%*        10.87%       10.87%          7.17%*
   Portfolio turnover rate                               68%           123%         272%           255%
   Fees and expenses voluntarily waived or
     borne by the Manager consisted of the
     following per share amounts:                        --(c)          --(c)  $   0.02             --(c)

*    Annualized.
**   Period from January 9, 1998 (commencement of operations ) to February 28,
     1998.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
(a)  The distribution in excess of net realized gains was less than $.001.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

16            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks to earn high total return through investment in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global.

      The Fund offers two classes of shares: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      At August 31, 2000, 1.2% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 2000, $2,025,811 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2000.

      The miscellaneous receivable in the Fund includes potential recovery amounts from pending litigation commenced by the Fund against a counterparty relating to certain closed credit default swap transactions. The outcome of this litigation is not predictable and the amount actually received by the Fund could be more or less than the amount the Fund believes it is due, as valued by the trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the contracted repurchase price under the agreement. For the six months August 31, 2000, the Fund did not enter into any reverse repurchase agreements.

      DELAYED DELIVERY COMMITMENTS
      The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Income is not recognized and discounts are not amortized on securities for which collection is not expected. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .50% of the amount invested. In the case of cash redemptions, the fee is .25% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      purchase, respectively, occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 2000, the Fund received $347,826 in purchase premiums and $165,333 in redemption fees. There is no premium for reinvested distributions.

      INVESTMENT RISK
      Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $5,796. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases       Sales
                                                                  ------------  ------------
         U.S. Government securities                               $ 25,255,750  $ 25,255,750
         Investments (non-U.S. Government securities)              613,993,728   599,493,548

      At August 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $930,739,239     $124,620,804      $(87,205,710)    $37,415,094

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 39.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended               Year Ended
                                                             August 31, 2000            February 29, 2000
                                                        -------------------------  ---------------------------
                                                          Shares        Amount        Shares        Amount
                                                        -----------  ------------  ------------  -------------
         Class III:
         Shares sold                                      6,558,520  $ 61,556,101     8,327,628  $  64,234,029
         Shares issued to shareholders
           in reinvestment of distributions               1,741,986    15,207,537     5,357,740     41,374,128
         Shares repurchased                              (5,979,692)  (52,812,340)  (35,692,441)  (281,219,404)
                                                        -----------  ------------  ------------  -------------
         Net increase (decrease)                          2,320,814  $ 23,951,298   (22,007,073) $(175,611,247)
                                                        ===========  ============  ============  =============

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            Six Months Ended               Year Ended
                                                             August 31, 2000            February 29, 2000
                                                        -------------------------  ---------------------------
                                                          Shares        Amount        Shares        Amount
                                                        -----------  ------------  ------------  -------------
         Class IV:
         Shares sold                                      1,113,018  $ 10,182,008    22,519,103  $ 171,859,561
         Shares issued to shareholders
           in reinvestment of distributions               3,587,678    31,284,550     7,990,878     62,255,370
         Shares repurchased                              (2,149,813)  (19,173,169)  (14,912,078)  (113,798,092)
                                                        -----------  ------------  ------------  -------------
         Net increase                                     2,550,883  $ 22,293,389    15,597,903  $ 120,316,839
                                                        ===========  ============  ============  =============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                               Net Unrealized
         Settlement                                             Appreciation
            Date     Deliver  Units of Currency     Value      (Depreciation)
         ----------  -------  -----------------  ------------  --------------
             Sales
           9/13/00      CHF         60,700,000   $34,875,070     $2,137,125
          11/14/00      EUR         94,800,000    84,609,469      1,200,647
          10/24/00      GBP          1,500,000     2,184,327         95,133
            4/3/01      HKD         77,834,000     9,998,651          1,349
            4/5/02      HKD         77,883,000    10,008,674         (8,674)
           10/3/00      JPY      6,500,000,000    61,300,341        416,332
           11/7/00      ZAR         10,000,000     1,423,645         (1,196)
                                                                 ----------
                                                                 $3,840,716
                                                                 ==========

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                                                   Net Unrealized
                 Number of                                                                             Contract     Appreciation
                 Contracts                               Type                       Expiration Date     Value      (Depreciation)
         --------------------------  ---------------------------------------------  ---------------  ------------  --------------

                    Buys
                    357              U.S. Treasury Note 10 Yr.                       December 2000   $ 35,727,891     $25,838
                                                                                                                      =======

                   Sales
                     6               Japanese Government Bond 10 Yr.                 December 2000   $  7,395,911     $29,617
                     3               Swiss Government Bond 10 Yr.                    December 2000        200,115        (188)
                    500              U.S. Treasury Bill                              December 2000    117,293,750      (2,438)
                                                                                                                      -------
                                                                                                                      $26,991
                                                                                                                      =======

      At August 31, 2000, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

      SWAP AGREEMENTS

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
         CREDIT DEFAULT SWAPS
            10,000,000 USD        9/15/00    Agreement with Morgan Guaranty Trust Company dated   $  (108,799)
                                             9/10/98 to pay 2.20% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event in Poland, the notional amount times
                                             the difference between the par value and the
                                             then-market value of Republic of Poland Past Due
                                             Interest PDI Brady Bond due 10/27/14.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            15,000,000 USD       11/03/00    Agreement with Credit Suisse Financial Products      $   (79,184)
                                             dated 10/29/97 to pay 3.45% per year times the
                                             notional amount. The Fund receives payment only
                                             upon a default event in Bulgaria, the notional
                                             amount times the difference between 59.50 USD and
                                             the then-market value of Bulgaria FLIRB Note
                                             Series A due 7/28/12.

            10,000,000 USD       11/07/00    Agreement with Credit Suisse Financial Products         (159,896)
                                             dated 11/04/97 to pay 3.50% per year times the
                                             notional amount. The Fund receives payment only
                                             upon a default event in Brazil, the notional
                                             amount times the difference between 74.75 USD and
                                             the then-market value of Brazil Debt Conversion
                                             "DCB" Bond due 4/15/12.

            10,000,000 USD       12/18/00    Agreement with Morgan Guaranty Trust Company dated      (209,268)
                                             12/11/98 to pay 6.50% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event in Argentina, the notional amount
                                             times the difference between the par value and the
                                             then-market value of Republic of Argentina
                                             Floating Rate Bond due 3/31/05.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            20,000,000 USD        3/01/01    Agreement with Morgan Guaranty Trust Company dated   $  (695,542)
                                             2/24/99 to pay 4.60% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event in Bulgaria, the notional amount
                                             times the difference between the par value and the
                                             then-market value of Bulgaria IAB Floating Rate
                                             Bond due 7/28/11.

            25,000,000 USD        9/10/01    Agreement with Credit Suisse Financial Products         (258,041)
                                             dated 9/05/97 to pay 1.75% per year times the
                                             notional amount. The Fund receives payment only
                                             upon a default event in Brazil, the notional
                                             amount times the difference between 83.625 USD and
                                             the then-market value of Brazil Debt Conversion
                                             "DCB" Bond due 4/15/12.

            15,000,000 USD        6/05/02    Agreement with Lehman Brothers International            (862,285)
                                             (Europe) dated 5/25/99 to pay 3.75% per year times
                                             the notional amount. The Fund receives payment
                                             only upon a default event in Mexico, the notional
                                             amount times the difference between the par value
                                             and the then-market value of United Mexican
                                             States, 9.875% due 1/15/07.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            10,000,000 USD        5/15/03    Agreement with Banque Paribas dated 5/12/98 to pay   $    51,747
                                             .75% per year times the notional amount. The Fund
                                             receives payment only upon a default event, the
                                             notional amount times the difference between the
                                             par value and the then-market value of any series
                                             of Banco Latinoamericano de Exportaciones SA Euro
                                             Medium Term Notes.

            10,000,000 USD        5/15/03    Agreement with Banque Paribas dated 10/01/98 to         (541,008)
                                             pay 3.50% per year times the notional amount. The
                                             Fund receives payment only upon a default event,
                                             the notional amount times the difference between
                                             the par value and the then-market value of any
                                             series of Banco Latinoamericano de Exportaciones
                                             SA Euro Medium Term Notes.

            15,000,000 USD        6/20/03    Agreement with Goldman Sachs International dated      2,257,562
                                             1/14/99 to receive 11.60% per year times the
                                             notional amount. The Fund pays only upon a default
                                             event in Colombia, the notional amount times the
                                             difference between the par value and the then-
                                             market value of Republic of Colombia, 7.625% due
                                             2/15/07.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
         FORWARD SWAP SPREAD LOCK SWAPS
            60,000,000 USD        4/04/01    Agreement with Morgan Guaranty Trust Company dated   $  (232,538)
                                             4/04/00 to pay (receive) the notional amount
                                             multiplied by the difference between the 10 year
                                             swap spread and a fixed spread times the duration
                                             of the 10 year swap rate.

            40,000,000 USD        5/16/01    Agreement with UBS AG dated 5/12/00 to pay               219,259
                                             (receive) the notional amount multiplied by the
                                             difference between the 10 year swap spread and a
                                             fixed spread times the duration of the 10 year
                                             swap rate.
         INTEREST RATE SWAPS
           250,000,000 HKD        4/02/02    Agreement with UBS AG dated 3/31/00 to pay the          (158,149)
                                             notional amount multiplied by 6.99% and to receive
                                             the notional amount multiplied by 3 month Floating
                                             Rate Hong Kong HIBOR adjusted by a specified
                                             spread.

            32,000,000 USD        4/02/02    Agreement with UBS AG dated 3/31/00 to receive the       121,916
                                             notional amount multiplied by 7.09% and to pay the
                                             notional amount multiplied by 3 month LIBOR
                                             adjusted by a specified spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
           500,000,000 HKD        4/17/02    Agreement with UBS AG dated 4/13/00 to pay the       $  (256,038)
                                             notional amount multiplied by 6.935% and to
                                             receive the notional amount multiplied by 3 month
                                             Floating Rate Hong Kong HIBOR adjusted by a
                                             specified spread.

            64,000,000 USD        4/17/02    Agreement with UBS AG dated 4/13/00 to receive the        97,639
                                             notional amount multiplied by 6.97% and to pay the
                                             notional amount multiplied by 3 month LIBOR
                                             adjusted by a specific spread.

           500,000,000 HKD        4/26/02    Agreement with UBS AG dated 4/20/00 to pay the          (205,223)
                                             notional amount multiplied by 6.895% and to
                                             receive the notional amount multiplied by 3 month
                                             Floating Rate Hong Kong HIBOR adjusted by a
                                             specified spread.

            64,000,000 USD        4/26/02    Agreement with UBS AG dated 4/20/00 to receive the        91,996
                                             notional amount multiplied by 6.945% and to pay
                                             the notional amount multiplied by 3 month LIBOR
                                             adjusted by a specified spread.

           500,000,000 HKD        4/29/02    Agreement with UBS AG dated 4/26/00 to pay the          (341,847)
                                             notional amount multiplied by 6.999% and to
                                             receive the notional amount multiplied by 3 month
                                             Floating Rate Hong Kong HIBOR adjusted by a
                                             specified spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            64,000,000 USD        4/29/02    Agreement with UBS AG dated 4/26/00 to receive the   $   199,249
                                             notional amount multiplied by 7.059% and to pay
                                             the notional amount multiplied by 3 month LIBOR
                                             adjusted by a specified spread.

         1,000,000,000 HKD        4/03/03    Agreement with Morgan Guaranty Trust Company dated      (782,295)
                                             3/30/00 to pay the notional amount multiplied by
                                             7.12% and to receive the notional amount
                                             multiplied by 3 month Floating Rate Hong Kong
                                             HIBOR adjusted by a specified spread.

           129,500,000 USD        4/03/03    Agreement with Morgan Guaranty Trust Company dated     1,203,636
                                             3/30/00 to receive the notional amount multiplied
                                             by 7.23% and to pay the notional amount multiplied
                                             by 3 month LIBOR adjusted by a specified spread.

             2,400,000 CHF        6/05/05    Agreement with Morgan Guaranty Trust Company dated        54,388
                                             6/03/98 to pay the notional amount multiplied by
                                             3.245% and to receive the notional amount
                                             multiplied by 6 month Floating Rate Swiss LIBOR
                                             adjusted by a specified spread.

             2,500,000 CHF        6/11/05    Agreement with Morgan Guaranty Trust Company dated       277,123
                                             6/09/98 to pay the notional amount multiplied by
                                             3.245% and to receive the notional amount
                                             multiplied by 6 month Floating Rate Swiss LIBOR
                                             adjusted by a specified spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            13,500,000 CHF        6/11/05    Agreement with Morgan Guaranty Trust Company dated   $   247,369
                                             9/30/98 to pay the notional amount multiplied by
                                             3.245% and to receive the notional amount
                                             multiplied by 6 month Floating Rate Swiss LIBOR
                                             adjusted by a specified spread.

            15,000,000 EUR        2/22/07    Agreement with UBS AG dated 2/18/00 to pay the            45,464
                                             notional amount multiplied by 5.76% and to receive
                                             the notional amount multiplied by 6 month Floating
                                             Rate EURIBOR.

            50,000,000 USD        3/27/10    Agreement with UBS AG dated 3/23/00 to receive the       891,314
                                             notional amount multiplied by 7.23% and to pay the
                                             notional amount multiplied by 3 month LIBOR
                                             adjusted by a specified spread.

            26,000,000 USD        3/31/10    Agreement with UBS AG dated 3/29/00 to receive the       784,655
                                             notional amount multiplied by 7.406% and to pay
                                             the notional amount multiplied by 3 month LIBOR
                                             adjusted by a specified spread.
         TOTAL RETURN SWAPS
            5,471,278 USD/        9/07/00    Agreement with Morgan Guaranty Trust Company dated       291,081
             7,000,000 USD                   8/21/00 to receive (pay) the notional amount
                                             multiplied by the change in market value
                                             (including accrued interest) of Republic of
                                             Argentina, 10.25% due 7/21/30 and to pay initial
                                             market value multiplied by 1 month LIBOR adjusted
                                             by a specified spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            3,959,479 USD/        9/07/00    Agreement with Morgan Guaranty Trust Company dated   $   157,386
             5,000,000 USD                   8/22/00 to receive (pay) the notional amount
                                             multiplied by the change in market value
                                             (including accrued interest) of Republic of
                                             Argentina, 10.25% due 7/21/30 and to pay initial
                                             market value multiplied by 1 month LIBOR adjusted
                                             by a specified spread.

            6,408,500 USD/        9/08/00    Agreement with Morgan Guaranty Trust Company dated       130,252
             7,000,000 USD                   8/23/00 to receive (pay) the notional amount
                                             multiplied by the change in market value
                                             (including accrued interest) of Republic of
                                             Argentina, 12.00% due 2/01/20 and to pay initial
                                             market value multiplied by 1 month LIBOR adjusted
                                             by a specified spread.

            5,565,000 USD/        9/08/00    Agreement with Morgan Guaranty Trust Company dated        36,699
             6,000,000 USD                   8/23/00 to receive (pay) the notional amount
                                             multiplied by the change in market value
                                             (including accrued interest) of Republic of
                                             Argentina, 12.125% due 2/25/19 and to pay initial
                                             market value multiplied by 1 month LIBOR adjusted
                                             by a specified spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
           32,081,428 USD/        9/13/00    Agreement with Morgan Guaranty Trust Company dated   $   (79,971)
            34,250,000 USD                   8/25/00 to receive (pay) the notional amount
                                             multiplied by the change in market value
                                             (including accrued interest) of Republic of
                                             Argentina, 12.125% due 2/25/19 and to pay initial
                                             market value multiplied by 1 month LIBOR adjusted
                                             by a specified spread.

            9,949,188 USD/        9/14/00    Agreement with Deutsche Bank AG dated 3/10/00 to          (1,446)
            12,000,000 USD                   receive (pay) the notional amount multiplied by
                                             the change in market value (including accrued
                                             interest) of Brazil Discount ZL Floating Rate Note
                                             due 4/15/24 and to pay initial market value
                                             multiplied by 6 month LIBOR adjusted by a
                                             specified spread.

            9,917,083 USD/       10/02/00    Agreement with Morgan Guaranty Trust Company dated       123,204
            10,000,000 USD                   8/25/00 to receive (pay) the notional amount
                                             multiplied by the change in market value
                                             (including accrued interest) of Brazil Global
                                             Bond, 12.25% due 3/06/30 and to pay initial market
                                             value multiplied by 2 month LIBOR adjusted by a
                                             specified spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
           20,477,231 USD/       10/03/00    Agreement with Deutsche Bank AG dated 3/30/00 to     $(1,280,353)
            23,500,000 USD                   receive (pay) the notional amount multiplied by
                                             the change in market value (including accrued
                                             interest) of Republic of Argentina, 6.625% due
                                             3/31/23 and to pay initial market value multiplied
                                             by 6 month LIBOR adjusted by a specified spread.

            5,033,294 USD/       10/06/00    Agreement with Morgan Guaranty Trust Company dated        81,168
             5,000,000 USD                   4/05/00 to receive (pay) the notional amount
                                             multiplied by the change in market value
                                             (including accrued interest) of Mexico Discount
                                             Floating Rate Note Series D due 12/31/19 and to
                                             pay initial market value multiplied by 6 month
                                             LIBOR adjusted by a specified spread.

           19,344,922 USD/       11/09/00    Agreement with Deutsche Bank AG dated 2/07/00 to       1,307,916
            25,000,000 USD                   receive (pay) the notional amount multiplied by
                                             the change in market value (including accrued
                                             interest) of Brazil Discount ZL Floating Rate Note
                                             due 4/15/24 and to pay initial market value
                                             multiplied by 1 month LIBOR adjusted by a
                                             specified spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            8,157,639 USD/       11/14/00    Agreement with Deutsche Bank AG dated 2/09/00 to     $   (44,988)
            10,000,000 USD                   receive (pay) the notional amount multiplied by
                                             the change in market value (including accrued
                                             interest) of Republic of Argentina Discount
                                             Floating Rate Note due 3/31/23 and to pay initial
                                             market value multiplied by 9 month LIBOR adjusted
                                             by a specified spread.

            15,000,000 USD        8/23/01    Agreement with Lehman Brothers Special Financing        (227,004)
                                             Inc. dated 8/21/00 to pay (receive) the notional
                                             amount multiplied by the return on the Lehman
                                             Brothers Emerging Markets Index and to receive the
                                             notional amount multiplied by 1 month LIBOR
                                             adjusted by a specified spread.
                                                                                                  -----------
                                                                                                  $ 2,147,148
                                                                                                  ===========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

           PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 31.9%
                        ARGENTINA -- 0.3%
USD          1,000,000  Republic of Argentina Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 7.88%, due
                          03/31/23                                              820,000
                                                                            -----------
                        AUSTRALIA -- 0.5%
AUD          2,620,000  Queensland Treasury Corp, 8.00%, due 09/14/07         1,631,915
                                                                            -----------
                        AUSTRIA -- 2.3%
GBP          4,500,000  Bank Austria AG Series EMTN, 8.38%, due 11/04/11      7,130,227
                                                                            -----------
                        BRAZIL -- 1.9%
USD          7,000,000  Brazil Discount ZL Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 7.38%, due
                          04/15/24                                            5,775,000
                                                                            -----------
                        BULGARIA -- 1.9%
USD         10,000,000  Bulgaria Discount Bond, Interest Strips, Series
                          62, 0.00%, due 07/28/16                             1,118,000
USD         10,000,000  Bulgaria Discount Bond, Interest Strips, Series
                          63, 0.00%, due 07/28/24                               462,500
USD         15,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)      3,326,335
                                                                            -----------
USD          1,000,000  Bulgaria FLIRB Series B,
                          Variable Rate, Step Up, 3.50%, due 07/28/12           770,000
                                                                            -----------
                                                                              5,676,835
                                                                            -----------
                        CANADA -- 7.9%
CAD          3,750,000  Government of Canada, 10.25%, due 03/15/14            3,584,712
CAD          8,000,000  Government of Canada Real Return, 4.25%, due
                          12/01/21                                            6,751,041
CAD          5,000,000  Government of Canada Real Return, 4.25%, due
                          12/01/26                                            4,056,961
GBP          6,000,000  Province of Quebec, 8.63%, due 11/04/11               9,781,965
                                                                            -----------
                                                                             24,174,679
                                                                            -----------
                        CAYMAN ISLANDS -- 3.3%
GBP          2,000,000  BA Credit Card Corp Series 97-1, 7.13%, due
                          09/15/02                                            2,922,513
CAD          4,000,000  Government of Canada (Cayman), 7.25%, due 06/01/08    2,862,955
EUR          4,670,000  MBNA America Euro Structured Offering,
                          Variable Rate, 3 mo. EURIBOR + .14%, 4.98%, due
                          05/19/04                                            4,145,869
                                                                            -----------
                                                                              9,931,337
                                                                            -----------

              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

           PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                        ECUADOR -- 0.0%
USD            163,000  Republic of Ecuador Par Bond, 144A,
                          Variable Rate, Step Up, 4.00%, due 08/15/30            62,755
                                                                            -----------
                        MEXICO -- 3.0%
FRF         10,000,000  Mexico Par Bond, 6.63%, due 12/31/19                  1,310,526
CHF         18,000,000  Mexico Par Bond, 3.75%, due 12/31/19                  7,818,059
                                                                            -----------
                                                                              9,128,585
                                                                            -----------
                        NIGERIA -- 0.3%
USD          1,603,625  Central Bank of Nigeria Par Bond Odd Lot,
                          Variable Rate, Step Up, 6.25%, due 11/15/20(a)        809,831
                                                                            -----------
                        NORWAY -- 0.5%
SEK         13,700,000  A/S Eksportfinans, 7.50%, due 08/16/01                1,484,911
                                                                            -----------
                        RUSSIA -- 1.7%
USD          1,496,287  Russia Federation, 144A, 8.25%, due 03/31/10          1,062,364
USD          9,843,924  Russia Federation, 144A, Step Up, 2.25%, due
                          03/31/30                                            4,282,107
                                                                            -----------
                                                                              5,344,471
                                                                            -----------
                        SUPRA NATIONAL -- 1.1%
AUD         16,100,000  European Bank for Reconstruction and Development,
                          Zero Coupon, due 02/10/28                           1,441,900
CAD          2,700,000  European Investment Bank, 8.50%, due 08/30/05         2,000,237
                                                                            -----------
                                                                              3,442,137
                                                                            -----------
                        SWEDEN -- 1.7%
SEK         35,000,000  Government of Sweden Index Linked Bond, 4.00%, due
                          12/01/20                                            3,941,557
SEK          5,700,000  Kingdom of Sweden, 8.00%, due 08/15/07                  696,757
SEK          6,100,000  Kingdom of Sweden, 6.50%, due 10/25/06                  687,151
                                                                            -----------
                                                                              5,325,465
                                                                            -----------
                        UNITED STATES -- 4.9%
                        CORPORATE DEBT -- 1.6%
SEK         44,000,000  Toyota Motor Credit, 7.50%, due 08/06/01              4,772,320
                                                                            -----------

              See accompanying notes to the financial statements.
2

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          PAR VALUE/
            SHARES      DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                        U.S. GOVERNMENT -- 1.7%
USD         10,100,000  U.S. Treasury 0.00% Receipts, due 02/15/14(a)         4,159,232
USD          1,050,410  U.S. Treasury Inflation Indexed Note, 3.88%, due
                          01/15/09(b)                                         1,038,593
                                                                            -----------
                                                                              5,197,825
                                                                            -----------
                        U.S. GOVERNMENT AGENCY -- 1.6%
USD          5,000,000  Federal Home Loan Bank,
                          Variable Rate, CPI + 3.15%, 6.89%, due
                          02/15/02(b)                                         4,880,750
                                                                            -----------

                        TOTAL UNITED STATES                                  14,850,895
                                                                            -----------
                        VENEZUELA -- 0.6%
USD            500,000  Republic of Venezuela, 9.25%, due 09/15/27              341,250
USD          2,000,000  Republic of Venezuela Discount Bond Series A,
                          Variable Rate, 6 mo. LIBOR + .81%, 7.38%, due
                          03/31/20                                            1,620,000
                                                                            -----------
                                                                              1,961,250
                                                                            -----------

                        TOTAL DEBT OBLIGATIONS (COST $107,081,435)           97,550,293
                                                                            -----------
                        MUTUAL FUND -- 65.5%
             7,731,430  GMO Alpha LIBOR Fund                                200,089,419
                                                                            -----------

                        TOTAL MUTUAL FUND (COST $198,491,921)               200,089,419
                                                                            -----------

           PRINCIPAL
            AMOUNT
         -------------
                        CALL OPTIONS PURCHASED -- 0.3%
                        OPTIONS ON CURRENCY -- 0.3%
USD         39,600,000  Japanese Yen, Expires 11/13/00, Strike 104.85           846,101
                                                                            -----------

                        TOTAL CALL OPTIONS PURCHASED (COST $1,508,760)          846,101
                                                                            -----------

              See accompanying notes to the financial statements.              3

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

            SHARES/
           PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                        RIGHTS AND WARRANTS -- 0.0%
                        MEXICO -- 0.0%
            13,746,000  United Mexican States Warrants, Expires 6/30/03*             --
                                                                            -----------
                        NIGERIA -- 0.0%
                 1,602  Central Bank of Nigeria Payment Adjusted Warrants,
                          Expires 11/15/20*                                          --
                                                                            -----------
                        VENEZUELA -- 0.0%
                14,280  Republic of Venezuela Recovery Warrants, Expires
                          4/15/20*                                                   --
                                                                            -----------

                        TOTAL RIGHTS AND WARRANTS (COST $0)                          --
                                                                            -----------
                        SHORT-TERM INVESTMENTS -- 0.4%
                        COMMERCIAL PAPER -- 0.4%
USD          1,200,000  Galleon Capital Corp, 144A, 6.57%, due 9/01/00        1,200,000
                                                                            -----------
                        REPURCHASE AGREEMENT -- 0.0%
USD             56,908  Salomon Smith Barney Inc. Repurchase Agreement,
                        dated 8/31/00, due 9/1/00, with a maturity value
                        of $56,917 and an effective yield of 5.73%,
                        collaterized by a U.S. Treasury Obligation with a
                        rate of 9.25%, maturity date of 2/15/16 and market
                        value, including accrued interest, of $64,947.           56,908
                                                                            -----------

                        TOTAL SHORT-TERM INVESTMENTS (COST $1,256,908)        1,256,908
                                                                            -----------
                        TOTAL INVESTMENTS -- 98.1%
                        (Cost $308,339,024)                                 299,742,721

                        Other Assets and Liabilities (net) -- 1.9%            5,676,975
                                                                            -----------
                        TOTAL NET ASSETS -- 100.0%                          $305,419,696
                                                                            ===========

              See accompanying notes to the financial statements.
4

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CPI - Consumer Price Index

EMTN - Euromarket Medium Term Note

FLIRB - Front Loaded Interest Reduction Bond

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August
  31, 2000, which are subject to change based on the terms of the security, including varying reset dates.

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
BEF - Belgian Franc
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
FRF - French Franc
GBP - British Pound
ITL - Italian Lira
JPY - Japanese Yen
NZD - New Zealand Dollars
SEK - Swedish Krona
USD - United States Dollar

(a)  Valued by management (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

*    Non-income producing security.

              See accompanying notes to the financial statements.              5

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $308,339,024) (Note 1)         $299,742,721
   Foreign currency, at value (cost $155,284) (Note 1)             155,632
   Receivable for investments sold                                 126,033
   Interest receivable                                           3,938,674
   Net receivable for open forward foreign currency
    contracts (Notes 1 and 6)                                    1,819,934
   Receivable for open swap contracts (Notes 1 and 6)              801,882
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              18,755
                                                              ------------
      Total assets                                             306,603,631
                                                              ------------

LIABILITIES:
   Payable for Fund shares repurchased                             495,575
   Payable to affiliate for (Note 2):
      Management fee                                                64,983
      Shareholder service fee                                       38,906
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                513,098
   Accrued expenses                                                 71,373
                                                              ------------
      Total liabilities                                          1,183,935
                                                              ------------
NET ASSETS                                                    $305,419,696
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $313,280,433
   Accumulated undistributed net investment income               5,835,545
   Accumulated net realized loss                                (6,713,239)
   Net unrealized depreciation                                  (6,983,043)
                                                              ------------
                                                              $305,419,696
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $305,419,696
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    31,380,268
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.73
                                                              ============

6             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $ 7,639,418
   Dividends from investment company shares                       102,688
                                                              -----------
      Total income                                              7,742,106
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        368,613
   Custodian and transfer agent fees                               76,728
   Audit fees                                                      30,360
   Legal fees                                                       7,636
   Trustees fees (Note 2)                                           1,748
   Miscellaneous                                                    2,300
   Fees waived or borne by Manager (Note 2)                      (118,772)
                                                              -----------
                                                                  368,613
   Shareholder service fee (Note 2)
      Class III                                                   221,168
                                                              -----------
      Net expenses                                                589,781
                                                              -----------
         Net investment income                                  7,152,325
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (9,563,697)
      Closed futures contracts                                 (2,054,645)
      Closed swap contracts                                       856,705
      Foreign currency, forward contracts and foreign
      currency related transactions                             4,226,655
                                                              -----------

         Net realized loss                                     (6,534,982)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              10,806,625
      Open futures contracts                                     (249,097)
      Open swap contracts                                       1,029,292
      Foreign currency, forward contracts and foreign
      currency related transactions                               506,634
                                                              -----------

         Net unrealized gain                                   12,093,454
                                                              -----------

      Net realized and unrealized gain                          5,558,472
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $12,710,797
                                                              ===========

              See accompanying notes to the financial statements.              7

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2000      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 29, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  7,152,325      $ 20,364,468
   Net realized gain (loss)                                  (6,534,982)        2,370,822
   Change in net unrealized appreciation (depreciation)      12,093,454        (6,187,230)
                                                           ------------      ------------
   Net increase in net assets from operations                12,710,797        16,548,060
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (8,881,147)      (32,068,429)
                                                           ------------      ------------
      Total distributions from net investment income         (8,881,147)      (32,068,429)
                                                           ------------      ------------
   Net realized gains
      Class III                                              (3,132,734)       (3,809,147)
                                                           ------------      ------------
      Total distributions from net realized gains            (3,132,734)       (3,809,147)
                                                           ------------      ------------
                                                            (12,013,881)      (35,877,576)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                              21,383,114       (21,042,118)
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       21,383,114       (21,042,118)
                                                           ------------      ------------
      Total increase (decrease) in net assets                22,080,030       (40,371,634)
NET ASSETS:
   Beginning of period                                      283,339,666       323,711,300
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $5,835,545 and $7,564,367,
    respectively)                                          $305,419,696      $283,339,666
                                                           ============      ============

8             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2000   ---------------------------------------------------------------
                                            (UNAUDITED)        2000         1999         1998         1997         1996
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.70       $  10.47     $  10.66     $  12.16     $  10.92     $   9.99
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income(a)                       0.24+          0.65+        0.74         0.88         0.66         1.05
   Net realized and unrealized gain
     (loss)                                       0.18          (0.17)       (0.39)        0.73         2.07         1.62
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            0.42           0.48         0.35         1.61         2.73         2.67
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.29)         (1.11)       (0.16)       (0.88)       (0.60)       (1.04)
   From net realized gains                       (0.10)         (0.14)       (0.38)       (2.23)       (0.45)       (0.42)
   In excess of net realized gains                  --             --           --           --        (0.44)       (0.28)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.39)         (1.25)       (0.54)       (3.11)       (1.49)       (1.74)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   9.73       $   9.70     $  10.47     $  10.66     $  12.16     $  10.92
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(c)                                   4.42%**        4.95%        3.20%       14.44%       25.57%       27.36%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $305,420       $283,340     $323,711     $320,905     $468,979     $236,162
   Net expenses to average daily net
     assets                                       0.40%*         0.40%        0.40%        0.40%        0.40%        0.40%
   Net investment income to average
     daily net assets(a)                          4.85%*         6.51%        6.30%        6.50%        6.86%        8.54%
   Portfolio turnover rate                          85%            65%         116%         135%          90%          85%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:            --(b)    $   0.01     $   0.04     $   0.05     $   0.03     $   0.03

(a) Net investment income for the six months ended August 31, 2000 and for the year ended February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(c) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*    Annualized.
**   Not annualized.
+    Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              9

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in foreign bond and currency markets. The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

      At August 31, 2000, 65.5% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000, the Fund had no written option contracts outstanding.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spreadlock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2000.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the contractual repurchase price under the agreement. For the six months ended, August 31, 2000, the Fund had not entered into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $37,121 in purchase premiums. There is no premium for redemptions or reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $1,748. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases       Sales
                                                                  ------------  ------------
         U.S. Government securities                               $ 15,644,250  $ 15,644,250
         Investments (non-U.S. Government securities)              244,039,970   222,737,590

      During the six months ended August 31, 2000, the Fund exchanged securities with a market value of $195,054,032 for shares of GMO Alpha LIBOR Fund with a value equal to that market value in taxable transactions. Such amounts are included in purchases and sales above.

      At August 31, 2000 the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $308,339,024      $4,939,606       $(13,535,909)    $(8,596,303)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2000, 92.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended              Year Ended
                                                            August 31, 2000           February 29, 2000
                                                        ------------------------  --------------------------
                                                          Shares       Amount       Shares        Amount
         Class III:                                     ----------  ------------  -----------  -------------
         Shares sold                                     2,501,996  $ 24,747,011    7,145,457  $  74,727,562
         Shares issued to shareholders
           in reinvestment of distributions              1,240,979    11,950,631    3,607,085     34,924,563
         Shares repurchased                             (1,573,436)  (15,314,528) (12,460,892)  (130,694,243)
                                                        ----------  ------------  -----------  -------------
         Net increase (decrease)                         2,169,539  $ 21,383,114   (1,708,350) $ (21,042,118)
                                                        ==========  ============  ===========  =============

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2000 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                             Net Unrealized
         Settlement                          Units                            Appreciation
            Date     Deliver/Receive      of Currency           Value        (Depreciation)
         ----------  ---------------  -------------------  ----------------  --------------

            Buys
           11/7/00            CAD           19,300,000       $13,108,130       $   89,916
          10/24/00            GBP            5,600,000         8,154,820         (163,868)
           10/3/00            JPY        3,480,000,000        32,819,259          (40,084)
           9/12/00            NZD            6,300,000         2,697,761         (166,231)
                                                                               ----------
                                                                               $ (280,267)
                                                                               ==========

           Sales
          10/17/00            AUD            2,300,000       $ 1,329,366       $   15,858
          11/14/00            EUR           26,500,000        23,651,381          303,683
          10/24/00            GBP           25,700,000        37,424,801        1,354,595
           10/3/00            JPY        1,080,000,000        10,185,287          (37,898)
           9/12/00            NZD            6,300,000         2,697,761          263,239
                                                                               ----------
                                                                               $1,899,477
                                                                               ==========

      FORWARD CROSS CURRENCY CONTRACTS

         Settlement
            Date                   Deliver/Units of Currency                                Receive/In Exchange For
         ----------  ------------------------------------------------------  -----------------------------------------------------
           9/26/00   EUR                                         25,700,000  CHF                                        39,864,555
           9/19/00   SEK                                        274,058,736  EUR                                        32,800,000
           9/19/00   EUR                                          6,200,000  SEK                                        52,391,798

         Settlement  Net Unrealized
            Date      Appreciation
         ----------  --------------
           9/26/00        50,520
           9/19/00       108,268
           9/19/00        41,936
                        --------
                        $200,724
                        ========

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                                                   Net Unrealized
                  Number of                                                                            Contract     Appreciation
                  Contracts                               Type                       Expiration Date     Value     (Depreciation)
         ---------------------------  ---------------------------------------------  ---------------  -----------  --------------

                    Buys
                     112              Australian Government Bond 3 Yr.               September 2000   $ 7,452,192    $ (49,939)
                     469              Euro BOBL                                       December 2000    42,783,068      (45,759)
                     549              Euro Bund 10 Yr.                                December 2000    51,047,291     (280,265)
                     19               Japanese Government Bond 10 Yr.                 December 2000    23,420,386     (207,912)
                     81               Swiss Government Bond 10 Yr.                    December 2000     5,403,099        2,791
                                                                                                                     ---------
                                                                                                                     $(581,084)
                                                                                                                     =========

                    Sales
                     24               Canadian Government Bond 10 Yr.                 December 2000   $ 1,657,883    $  (6,178)
                     140              U.K. Gilt                                       December 2000    22,838,685       95,390
                     162              U.S. Long Bond                                  December 2000    16,270,875       19,881
                     549              U.S. Treasury Note 10 Yr.                       December 2000    54,942,891     (143,766)
                     442              U.S. Treasury Note 5 Yr.                        December 2000    44,227,625     (113,695)
                                                                                                                     ---------
                                                                                                                     $(148,368)
                                                                                                                     =========

      At August 31, 2000, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                              Net Unrealized
                             Expiration                                                        Appreciation
          Notional Amount       Date                         Description                      (Depreciation)
         ------------------  -----------  --------------------------------------------------  --------------
         CREDIT DEFAULT SWAPS
          6,036,000,000 BEF    3/31/03    Agreement with Morgan Guaranty Trust Company dated   $  (162,834)
                                          3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Belgium, the notional amount
                                          times the difference between the par value and the
                                          then-market value of Kingdom of Belgium, 5.75% due
                                          3/28/08.
            288,000,000,000    3/31/03    Agreement with Morgan Guaranty Trust Company dated      (131,221)
                        ITL               3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Italy, the notional amount times
                                          the difference between the par value and the
                                          then-market value of Italy BTP, 6.00% due
                                          11/01/07.
         FORWARD SWAP SPREAD LOCK SWAPS
             35,000,000 USD    4/04/01    Agreement with Morgan Guaranty Trust Company dated      (135,647)
                                          4/04/00 to pay (receive) the notional amount
                                          multiplied by the difference between the 10 year
                                          swap spread and a fixed spread times the duration
                                          of the 10 year swap rate.
             12,000,000 USD    5/16/01    Agreement with UBS AG dated 5/12/00 to pay                65,778
                                          (receive) the notional amount multiplied by the
                                          difference between the 10 year swap spread and a
                                          fixed spread times the duration of the 10 year
                                          swap rate.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                              Net Unrealized
                             Expiration                                                        Appreciation
          Notional Amount       Date                         Description                      (Depreciation)
         ------------------  -----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS
             40,000,000 EUR    3/21/05    Agreement with UBS AG dated 3/17/00 to receive the      (686,022)
                                          notional amount multiplied by 5.222% and to pay
                                          the notional amount multiplied by 3 month Floating
                                          Rate EURIBOR adjusted by a specified spread.
             27,300,000 CHF    6/05/05    Agreement with Morgan Guaranty Trust Company dated       618,665
                                          6/03/98 to pay the notional amount multiplied by
                                          3.245% and to receive the notional amount
                                          multiplied by 6 month Floating Rate Swiss LIBOR
                                          adjusted by a specified spread.
             14,200,000 CHF    6/11/05    Agreement with Morgan Guaranty Trust Company dated       320,754
                                          6/09/98 to pay the notional amount multiplied by
                                          3.245% and to receive the notional amount
                                          multiplied by 6 month Floating Rate Swiss LIBOR
                                          adjusted by a specified spread.
             10,700,000 CHF    9/16/05    Agreement with Morgan Guaranty Trust Company dated       437,236
                                          9/14/98 to pay the notional amount multiplied by
                                          3.1175% and to receive the notional amount
                                          multiplied by 6 month Floating Rate Swiss LIBOR
                                          adjusted by a specified spread.
             35,000,000 USD    7/31/06    Agreement with Morgan Guaranty Trust Company dated      (425,708)
                                          7/27/99 to receive the notional amount multiplied
                                          by 6.664% and to pay the notional amount
                                          multiplied by 3 month LIBOR adjusted by a
                                          specified spread.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                              Net Unrealized
                             Expiration                                                        Appreciation
          Notional Amount       Date                         Description                      (Depreciation)
         ------------------  -----------  --------------------------------------------------  --------------
             62,000,000 SEK    9/13/06    Agreement with UBS AG dated 9/09/99 to receive the       142,922
                                          notional amount multiplied by 6.465% and to pay
                                          the notional amount multiplied by 3 month Floating
                                          Rate Swedish LIBOR adjusted by a specified spread.
             30,000,000 USD    3/27/10    Agreement with UBS AG dated 3/23/00 to receive the       534,788
                                          notional amount multiplied by 7.23% and to pay the
                                          notional amount multiplied by 3 month LIBOR
                                          adjusted by a specified spread.
             16,000,000 USD    3/31/10    Agreement with UBS AG dated 3/29/00 to receive the       482,865
                                          notional amount multiplied by 7.406% and to pay
                                          the notional amount multiplied by 3 month LIBOR
                                          adjusted by a specified spread.
              7,000,000 EUR    3/21/30    Agreement with UBS AG dated 3/17/00 to receive the      (159,539)
                                          notional amount multiplied by 5.895% and to pay
                                          the notional amount multiplied by 3 month Floating
                                          Rate EURIBOR adjusted by a specified spread.
         TOTAL RETURN SWAP
             75,000,000 USD    7/25/01    Agreement with Morgan Guaranty Trust Company dated      (100,155)
                                          7/01/99 to receive (pay) the notional amount
                                          multiplied by the return on the JP Morgan Non-U.S.
                                          Traded Total Return Government Bond Index and to
                                          pay the notional amount multiplied by 1 month
                                          LIBOR adjusted by a specified spread.+
                                                                                               -----------
                                                                                               $   801,882
                                                                                               ===========

      + This swap agreement is valued by management (Note 1).
      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          SHARES     DESCRIPTION                                                                           VALUE ($)
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 92.6%
                     CHINA - 9.6%
         1,887,000   Beijing Datang Power Generation Co Ltd Class H                                           442,759
         4,231,000   China Overseas Land & Investment Ltd                                                     504,511
           195,900   China Resources Enterprise                                                               291,365
           554,800   China Mobile Ltd *                                                                     4,268,075
            13,000   Cosco Pacific Ltd                                                                         11,751
           966,763   Guangdong Electric Power Development Co Ltd Class B                                      785,875
         3,310,000   Guangdong Investment Ltd *                                                               454,105
         4,343,000   Guangshen Railway Co Class H                                                             595,824
           941,000   Huaneng Power International Inc Class H                                                  392,119
         1,212,000   Qingling Motor Co Ltd Class H                                                            195,802
           135,000   Shanghai Industrial Holdings                                                             289,064
         2,045,750   Shanghai New Asia Group Class B *                                                        650,549
           867,000   Shanghai Petrochemical Co Class H                                                        141,178
             4,166   SIIC Medical Science and Technology (Group) Ltd *                                            897
           782,000   Yizheng Chemical Fibre Co Class H                                                        200,531
                                                                                                     -----------------
                                                                                                            9,224,405
                                                                                                     -----------------
                     HONG KONG - 3.8%
           400,000   iMerchants Ltd *                                                                          22,053
         3,392,000   Legend Holdings Ltd                                                                    3,609,760
                                                                                                     -----------------
                                                                                                            3,631,813
                                                                                                     -----------------
                     INDONESIA - 21.7%
         5,554,000   Astra International *                                                                  1,756,707
        59,000,000   Bank Internasional Indonesia *                                                           532,171
         7,731,000   Barito Pacific Timber *                                                                  278,930
        11,373,000   Citra Marga Nusaphala Persad *                                                           656,529
         4,110,000   Gajah Tunggal Tbk *                                                                      227,372
         2,823,000   Gudang Garam                                                                           4,237,046
            50,820   Gulf Resources Ltd ADR *                                                                 508,200
         1,401,000   HM Sampoerna                                                                           2,080,860
         8,890,500   Indah Kiat Pulp & Paper *                                                              1,555,704
         4,026,000   Indorama Synthetics                                                                      404,295
         1,750,000   International Nickel *                                                                 1,536,380
         4,693,000   Kalbe Farma *                                                                            380,971
         9,846,000   Matahari Putra Prima Tbk                                                                 757,840


              See accompanying notes to the financial statements.             1

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          SHARES     DESCRIPTION                                                                           VALUE ($)
----------------------------------------------------------------------------------------------------------------------
                     INDONESIA - CONTINUED
         5,457,500   Mulia Industrindo Tbk *                                                                  275,664
         1,582,000   PT Bimantara Citra *                                                                     216,895
         1,257,000   PT Hero Supermarket Tbk *                                                                231,294
         2,434,000   PT Indofood Sukses Makmur Tbk *                                                        1,091,860
            20,000   PT Indosat (Persero) Tbk Class B ADR                                                     180,000
         2,988,000   PT Kawasan Industri Jababeka Tbk *                                                       100,618
         4,800,000   PT Multipolar Corp Tbk *                                                                 277,090
         4,925,500   PT Pabrik Kertas Tjiwi Kimia                                                             725,645
         6,599,000   Telekomunikasi Indonesia                                                               2,293,579
            93,200   Telekomunikasi Indonesia Class B ADR                                                     664,050
                                                                                                     -----------------
                                                                                                           20,969,700
                                                                                                     -----------------
                     KOREA - 5.1%
            27,100   Cheil Industries Inc *                                                                   176,960
             4,490   Halla Climate Control Corp                                                               166,844
           112,500   Hankook Tire Co Ltd *                                                                    275,986
            63,810   Hanwha Corp                                                                              201,430
            35,000   Hotel Shilla Co *                                                                        146,787
            17,050   Hyundai Electronics Industries *                                                         312,167
            22,638   Hyundai Heavy Industries                                                                 449,187
            26,000   Hyundai Merchant Marine                                                                   97,786
            85,000   Inchon Oil Refinery Co *                                                                 156,776
            13,783   Kookmin Bank                                                                             167,820
            14,100   Korea Electric Power Corp                                                                414,575
            32,000   Korea Express *                                                                          153,542
            22,500   Korean Air Lines                                                                         160,113
            58,000   LG International Corp *                                                                  159,026
            95,500   Orion Electric Co *                                                                      171,405
             2,100   Pohang Iron & Steel (b)                                                                  160,746
            39,900   Poongsan Corp                                                                            250,826
            21,000   Sam Yang                                                                                 190,349
             1,760   Samsung Electro Mechanics                                                                 74,765
            14,400   Shin Young Securities Co                                                                 155,851
            13,782   SK Corp                                                                                  233,688
            15,500   SK Global *                                                                              165,660
             8,000   SK Telecom ADR                                                                           205,000
               280   SK Telecom *                                                                              61,619
            30,152   Tai Han Electric Wire                                                                    247,471
                                                                                                     -----------------
                                                                                                            4,956,379
                                                                                                     -----------------


2             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          SHARES     DESCRIPTION                                                                           VALUE ($)
----------------------------------------------------------------------------------------------------------------------
                     MALAYSIA - 18.5%
           975,600   Affin Holdings Berhad                                                                    531,445
           150,000   AMMB Holdings Berhad                                                                     493,421
           850,000   CSM Corp *                                                                               492,105
           618,800   DRB-Hicom Berhad *                                                                       402,220
           172,000   Edaran Otomobil Berhad                                                                   470,737
           184,000   Genting Berhad                                                                           518,105
         1,240,000   Highlands and Lowlands Berhad                                                            848,421
           288,000   Hong Leong Credit Berhad                                                                 530,526
           103,000   Hong Leong Industries Berhad *                                                           333,395
           771,000   IJM Corp Berhad Class A                                                                  693,900
           980,000   IOI Corp Berhad                                                                          835,579
           600,000   Kuala Lumpur Kepong Berhad                                                               852,632
           447,000   Malakoff Berhad                                                                        1,164,553
           510,900   Malayan Banking Berhad                                                                 1,962,932
           883,000   Malaysian International Shipping (Foreign Registered)                                  1,336,118
           232,500   Malaysian Oxygen Berhad                                                                  642,434
            80,000   Malaysian Pacific Industries                                                             694,737
         2,172,000   Metroplex Berhad                                                                         331,516
           393,400   Nylex Berhad                                                                             215,335
           202,500   Oriental Holdings Berhad                                                                 418,322
           529,000   Sime Darby Berhad                                                                        587,468
         8,594,000   Tan Chong International Ltd                                                            1,377,367
           491,000   Tanjong                                                                                1,065,987
           126,000   Tenaga Nasional Berhad                                                                   421,105
           304,000   United Engineers                                                                         648,000
                                                                                                     -----------------
                                                                                                           17,868,360
                                                                                                     -----------------
                     PHILIPPINES - 9.6%
        11,878,570   Aboitiz Equity Ventures Inc                                                              405,385
         4,870,256   Ayala Corp                                                                               777,082
           208,495   Equitable Banking Corp                                                                   309,566
         4,950,000   Filinvest Land *                                                                         182,094
         6,644,500   International Container Terminal *                                                       153,136
         1,236,319   Ionics Circuits Inc                                                                      424,664
         4,020,500   JG Summit Holdings Inc Class B                                                           258,381


              See accompanying notes to the financial statements.             3

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          SHARES     DESCRIPTION                                                                           VALUE ($)
----------------------------------------------------------------------------------------------------------------------
                     PHILIPPINES - CONTINUED
           837,200   La Tondena Distillers Inc                                                                612,246
           400,000   Manila Electric Class B *                                                                580,609
        15,260,000   Metro Pacific Corp *                                                                     216,430
            87,600   Metropolitan Bank & Trust Co                                                             341,664
         9,234,000   Petron Corp *                                                                            266,021
           197,870   Philippine Long Distance Telephone                                                     3,354,472
           998,750   San Miguel Corp Class B                                                                1,173,047
         1,871,000   Universal Robina Corp                                                                    215,606
                                                                                                     -----------------
                                                                                                            9,270,403
                                                                                                     -----------------
                     SINGAPORE - 4.7%
           148,000   DBS Group Holdings Ltd                                                                 1,788,416
           273,000   Oversea-Chinese Banking Corp                                                           1,887,353
           174,405   Overseas Union Bank                                                                      881,499
                                                                                                     -----------------
                                                                                                            4,557,268
                                                                                                     -----------------
                     TAIWAN - 0.5%
           110,000   Ambassador Hotel *                                                                        30,268
             4,000   Asustek Computer Inc                                                                      24,588
           240,000   Chia Hsin Food & Synthetic *                                                              31,050
            97,000   China Steel Corp                                                                          64,308
            55,000   First Bank                                                                                47,791
           105,000   Formosa Taffeta Co                                                                        66,570
           124,800   Pacific Construction *                                                                    27,914
            22,000   Taiwan Semiconductor *                                                                    95,229
            25,000   United Microelectronics *                                                                 66,377
                                                                                                     -----------------
                                                                                                              454,095
                                                                                                     -----------------
                     THAILAND - 19.1%
           228,300   Advanced Info Service Public Co Ltd (Foreign Registered) *                             2,759,149
           808,700   Ban Pu Coal Public Co Ltd (Foreign Registered)                                           395,694
         3,685,700   Bangchak Petroleum Public Co Ltd (Foreign Registered) *                                  522,986
         1,352,600   Bangkok Bank Pcl (Foreign Registered) *                                                1,398,100
         4,411,300   Bangkok Expressway Public Co Ltd (Foreign Registered) *                                  841,789
             2,000   Bangkok Land Co Ltd (Foreign Registered) *                                                   132
         3,074,400   Bank of Ayudhya Pcl (Foreign Registered) *                                               451,288
            76,700   BEC World Public Co Ltd (Foreign Registered)                                             461,607
           873,320   CP Feedmill Public Co Ltd (Foreign Registered)                                         1,089,861


4             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


        SHARES/
      PAR VALUE($)   DESCRIPTION                                                                           VALUE ($)
----------------------------------------------------------------------------------------------------------------------
                     THAILAND - CONTINUED
           153,485   Delta Electronics Public Co Ltd (Foreign Registered)                                   1,141,515
         1,501,500   Electricity Generating Public Co Ltd (Foreign Registered)                              1,754,046
         1,588,000   Krung Thai Bank Public Co Ltd (Foreign Registered) *                                     475,914
         3,022,000   National Finance Pcl *                                                                   421,417
           563,000   National Petrochemical (Foreign Registered)                                              365,003
           102,000   PTT Exploration and Production Public Co Ltd (Foreign Registered)                        633,835
         2,469,500   Safari World Public Co *                                                                 356,454
           226,352   Shinawatra Computer Public Co Ltd (Foreign Registered) *                               1,035,543
            35,000   Siam Cement Pcl (Foreign Registered) *                                                   448,685
         1,861,300   Siam Commercial Bank Pcl (Foreign Registered) *                                          853,807
         1,530,100   Telecomasia Corp Public Co Ltd (Foreign Registered) *                                  1,235,310
         3,598,200   Thai Military Bank *                                                                     501,767
         3,848,000   Thai Petrochemical (Foreign Registered) *                                                395,391
         2,824,500   Thai Telephone & Telecommunications (Foreign Registered) *                               373,145
         1,235,030   United Broadcasting Pcl (Foreign Registered) *                                           543,866
                                                                                                     -----------------
                                                                                                           18,456,304
                                                                                                     -----------------

                     TOTAL COMMON STOCKS (Cost $108,215,559)                                               89,388,727
                                                                                                     -----------------


                     DEBT OBLIGATIONS - 3.6%
                     CHINA - 0.0%
$          100,000   Qingling Motor Co Ltd, 3.50%, due 1/22/02                                                 31,330
                                                                                                     -----------------


                     U.S. GOVERNMENT - 3.6%
$        2,734,585   U.S. Treasury Inflation Indexed Note, 3.375%, due 1/15/07 (a)                          2,635,456
$           84,328   U.S. Treasury Inflation Indexed Note, 3.875%, due 1/15/09 (a)                            830,874
                                                                                                     -----------------
                                                                                                            3,466,330
                                                                                                     -----------------

                     TOTAL DEBT OBLIGATIONS (Cost $3,471,930)                                               3,497,660
                                                                                                     -----------------

                     PREFERRED STOCKS - 1.6%
                     KOREA - 1.6%
            13,200   Samsung Electronics (Non Voting) 2.82%                                                 1,523,878
                                                                                                     -----------------


                     TOTAL PREFERRED STOCKS (Cost $169,855)                                                 1,523,878
                                                                                                     -----------------


              See accompanying notes to the financial statements.             5


GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


        SHARES/
      PAR VALUE($)   DESCRIPTION                                                                           VALUE ($)
----------------------------------------------------------------------------------------------------------------------
                     RIGHTS & WARRANTS - 0.3%
                     MALAYSIA - 0.1%
           162,600   Affin Holdings Berhad Warrants, Expires 5/15/05 *                                         30,167
           120,200   IJM Corp Berhad Warrants, Expires 8/24/04 *                                               39,856
                                                                                                     -----------------
                                                                                                               70,023
                                                                                                     -----------------
                     THAILAND - 0.2%
           247,600   Banpu Public Co Ltd Warrants, Expires 1/14/03 *                                           31,499
           268,320   Charoen Pokphand Foods Public Co Ltd Warrants, Expires 6/30/02 *                          32,166
           480,663   Telecomasia Corp Public Co Ltd Warrants, Expires 12/31/49 *                              120,079
                                                                                                     -----------------
                                                                                                              183,744
                                                                                                     -----------------

                     TOTAL RIGHTS & WARRANTS (Cost $16,319)                                                   253,767
                                                                                                     -----------------

                     SHORT-TERM INVESTMENTS - 1.8%
                     CASH EQUIVALENTS - 1.8%
$        1,700,000   Royal Bank of Canada Time Deposit, 6.625%, due 9/01/00                                 1,700,000
                                                                                                     -----------------


                     TOTAL SHORT-TERM INVESTMENTS (Cost $1,700,000)                                         1,700,000
                                                                                                     -----------------

                     TOTAL INVESTMENTS - 99.8%
                        (COST $113,573,663)                                                                96,364,032

                     OTHER ASSETS AND LIABILITIES (NET) - 0.2%                                                200,624
                                                                                                     -----------------

                     TOTAL NET ASSETS - 100%                                                       $       96,564,656
                                                                                                     -----------------
                                                                                                     -----------------


                     NOTES TO THE SCHEDULE OF INVESTMENTS

                     ADR     American Depositary Receipt

                     (a) All or a portion of this security is held as collateral for open swap contracts (Note 6).

                     (b) Valued by management (Note 1).

                     * Non-income producing security.


6             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

-------------------------------------------------------------------------------

           At August 31, 2000, industry sector diversification of the Fund's equity investments was as follows:

                  INDUSTRY SECTOR
           Telecommunications                        20.8 %
           Banking                                   13.6
           Electronic Equipment                       9.1
           Food and Beverage                          7.6
           Utilities                                  5.2
           Financial Services                         4.6
           Paper and Allied Products                  3.9
           Consumer Goods                             3.8
           Transportation                             3.6
           Automotive                                 3.5
           Conglomerates                              2.9
           Services                                   2.5
           Energy Services                            2.4
           Real Estate                                2.3
           Construction                               2.3
           Health Care                                1.9
           Chemicals                                  1.7
           Textiles                                   1.1
           Machinery                                  1.0
           Retail Trade                               0.8
           Metals and Mining                          0.5
           Miscellaneous                              4.9
                                          ----------------
                                                    100.0 %
                                          ----------------
                                          ----------------


              See accompanying notes to the financial statements.             7

GMO ASIA FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:

       Investments, at value (cost $113,573,663) (Note 1)                                   $        96,364,032
       Foreign currency, at value (cost $1,019,900) (Note 1)                                          1,019,366
       Cash                                                                                              35,641
       Net receivable for open forward foreign currency contracts (Notes 1 and 6)                        33,794
       Dividends and interest receivable                                                                150,654
       Receivable for expenses waived or borne by Manager (Note 2)                                        6,882
                                                                                              ------------------

           Total assets                                                                              97,610,369
                                                                                              ------------------
LIABILITIES:
       Payable for open swap contracts (Notes 1 and 6)                                                  931,426
       Payable to affiliate for (Note 2):
           Management fee                                                                                67,695
           Shareholder service fee                                                                       12,536
       Accrued expenses                                                                                  34,056
                                                                                              ------------------

           Total liabilities                                                                          1,045,713
                                                                                              ------------------
NET ASSETS                                                                                  $        96,564,656
                                                                                              ------------------
                                                                                              ------------------

NET ASSETS CONSIST OF:
       Paid-in capital                                                                      $       112,910,287
       Accumulated undistributed net investment income                                                  953,579
       Accumulated undistributed net realized gain                                                      808,629
       Net unrealized depreciation                                                                  (18,107,839)
                                                                                              ------------------

                                                                                            $        96,564,656
                                                                                              ------------------
                                                                                              ------------------

Net assets attributable to Class III Shares                                                 $        96,564,656
                                                                                              ------------------
                                                                                              ------------------

Shares outstanding - Class III                                                                       10,929,129
                                                                                              ------------------
                                                                                              ------------------

Net asset value per share - Class III                                                       $              8.84
                                                                                              ------------------
                                                                                              ------------------


8             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
      Dividends (net of foreign tax expense of $211,569)                                 $       1,490,099
      Interest                                                                                     115,649
                                                                                           ----------------

          Total income                                                                           1,605,748
                                                                                           ----------------

EXPENSES:
      Management fee (Note 2)                                                                      438,277
      Custodian fees                                                                               128,708
      Audit fees                                                                                    21,804
      Transfer agent fees                                                                           13,800
      Legal fees                                                                                     3,036
      Trustees fees (Note 2)                                                                           828
      Miscellaneous                                                                                  1,196
      Fees waived or borne by Manager (Note 2)                                                     (40,664)
                                                                                           ----------------
                                                                                                   566,985
      Shareholder service fee - Class III (Note 2)                                                  81,162
                                                                                           ----------------

          Net expenses                                                                             648,147
                                                                                           ----------------

              Net investment income                                                                957,601
                                                                                           ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
          Net realized gain (loss) on:
              Investments                                                                        1,195,702
              Closed swap contracts                                                               (462,354)
              Foreign currency, forward contracts and foreign currency related
                  transactions                                                                     (71,929)
                                                                                           ----------------
                     Net realized gain                                                             661,419
                                                                                           ----------------

          Change in net unrealized appreciation (depreciation) on:
              Investments (Note 1)                                                             (23,470,208)
              Open swap contracts                                                                 (310,016)
              Foreign currency, forward contracts and foreign currency related
                  transactions                                                                      38,894
                                                                                           ----------------
                     Net unrealized loss                                                       (23,741,330)
                                                                                           ----------------
          Net realized and unrealized loss                                                     (23,079,911)
                                                                                           ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $     (22,122,310)
                                                                                           ----------------
                                                                                           ----------------


              See accompanying notes to the financial statements.             9

GMO ASIA FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED
                                                                       AUGUST 31, 2000                YEAR ENDED
                                                                         (UNAUDITED)               FEBRUARY 29, 2000
                                                                     --------------------          ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                        $             957,601         $           247,305
      Net realized gain                                                          661,419                  26,435,103
      Change in net unrealized appreciation (depreciation)                   (23,741,330)                 20,620,338
                                                                     --------------------          ------------------

      Net increase (decrease) in net assets resulting
          from operations                                                    (22,122,310)                 47,302,746
                                                                     --------------------          ------------------


Distributions to shareholders from:
      Net investment income - Class III                                          (77,141)                   (220,569)
      Net realized gains - Class III                                         (11,956,816)                 (3,424,176)
                                                                     --------------------          ------------------
                                                                             (12,033,957)                 (3,644,745)
                                                                     --------------------          ------------------


Net share transactions - Class III (Note 5)                                   11,502,874                  (1,843,973)
                                                                     --------------------          ------------------


      Total increase (decrease) in net assets                                (22,653,393)                 41,814,028

NET ASSETS:
      Beginning of period                                                    119,218,049                  77,404,021
                                                                     --------------------          ------------------


      End of period (including accumulated
          undistributed net investment income of $953,579
          and $73,119, respectively)                               $          96,564,656         $       119,218,049
                                                                     --------------------          ------------------
                                                                     --------------------          ------------------


10            See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED          YEAR ENDED FEBRUARY 28/29,
                                                                 AUGUST 31, 2000       --------------------------------
                                                                   (UNAUDITED)           2000       1999          1998*
                                                                ----------------       --------   --------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD                            $          12.35       $   7.67   $  10.44      $   10.00
                                                                 ---------------        -------    -------       --------

Income (loss) from investment operations:
 Net investment income                                                      0.09           0.03       0.08 (b)       0.01(b)
 Net realized and unrealized gain (loss)                                   (2.35)          5.01      (2.69)          0.43
                                                                 ---------------        -------    -------       --------

   Total from investment operations                                        (2.26)          5.04      (2.61)          0.44
                                                                 ---------------        -------    -------       --------

Less distributions to shareholders from:
 Net investment income                                                     (0.01)         (0.02)     (0.08)            -
 In excess of net investment income                                           -              -       (0.08)            -
 Net realized gains                                                        (1.24)         (0.34)        -              -
                                                                 ---------------        -------    -------       --------
                                                                           (1.25)         (0.36)     (0.16)            -
                                                                 ---------------        -------    -------       --------

NET ASSET VALUE, END OF PERIOD                                  $           8.84       $  12.35   $   7.67      $   10.44
                                                                 ===============        =======    =======       ========



TOTAL RETURN (a)                                                          (18.51%)***     65.57%    (25.03%)         4.40%***

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)                          $         96,565       $119,218   $ 77,404      $  40,161
     Net expenses to average daily net assets                               1.20%**        1.25%      1.26%          2.52%**
     Net investment income to average daily net assets                      1.77%**        0.22%      1.04%          2.86%**
     Portfolio turnover rate                                                  45%           121%        61%             1%
     Fees and expenses voluntarily waived or borne by the
         Manager consisted of the following per share amounts:  $           0.00 (c)   $   0.01   $   0.02      $    0.01

*     Period from February 18, 1998 (commencement of operations) to
      February 28, 1998.
**    Annualized
***   Not annualized.
(a) Calculation excludes subscription and redemption fees. The total return would have been lower had certain expenses not been waived during the periods shown.
(b)   Computed using average shares outstanding throughout the period.
(c) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.


              See accompanying notes to the financial statements.            11

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Asia Fund (the "Fund"), which commenced operations on February 18, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Asia Fund seeks high total return through investment in equity securities traded in the Asian securities markets. The Fund's benchmark is the GMO Asia 7 Index.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security, or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security, or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security, or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

     FUTURES CONTRACTS
     The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian and agency, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000, there were no outstanding futures contracts.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreements as of August 31, 2000.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund did not have any securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U. S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. For the six months ended August 31, 2000, the Fund did not incur any capital gains or repatriation taxes.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 1.20% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $728 in purchase premiums and $401 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .20% may be charged on certain in-kind purchases.

     INVESTMENT RISK
     Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $828. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short term obligations, were as follows:

                                                           Purchases           Proceeds
                                                          ----------           --------
     Investments (non- U.S. Government securities)        $46,170,086        $49,482,515

     At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                       Gross Unrealized  Gross Unrealized    Net Unrealized
      Aggregate Cost     Appreciation      Depreciation       Depreciation
     ---------------   ----------------  ----------------    --------------
      $113,573,663         $8,743,514       $25,953,145       $17,209,631

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2000, 72.4% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                    Six Months Ended                       Year Ended
                                     August 31, 2000                    February 29, 2000
                                ---------------------------        ---------------------------
     Class III:                  Shares           Amount            Shares          Amount
                                ------------ ---------------       ------------ ---------------
     Shares sold                    6,309     $      60,668           886,861   $   10,585,446
     Shares issued to
     shareholders in
     reinvestment of
     distributions              1,281,045        11,542,206           265,213        3,419,887
    Shares repurchased             (9,029)         (100,000)       (1,595,661)     (15,849,306)
                                ----------     ------------        ----------    -------------
    Net increase (decrease)     1,278,325     $  11,502,874          (443,587)  $   (1,843,973)
                                ==========     ============        ==========    =============

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2000 is as follows:

     FORWARD CURRENCY CONTRACTS

               Settlement                         Units                          Net Unrealized
                 Date      Deliver/Receive     of Currency          Value         Appreciation
                                                                                 (Depreciation)
               ----------  ---------------     -----------      ------------    ---------------
 Buy
                11/15/00         THB           65,200,000       $  1,600,360      $  (63,542)
                                                                                   ------------
 Sale
                11/15/00         THB           65,200,000       $  1,600,360      $   97,336
                                                                                   ------------

Currency Abbreviations:

  THB  Thai Baht

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

  SWAP AGREEMENTS

                                                                                          NET
                     EXPIRATION                                                       UNREALIZED
 NOTIONAL AMOUNT       DATE                  DESCRIPTION                              DEPRECIATION
------------------   ---------- ---------------------------------------------         -------------
TOTAL RETURN SWAPS

  $  3,000,001        9/04/00   Agreement with Indosuez W.I. Carr Ltd. Dated           $  (867,742)
                                3/02/00 to receive (pay) the notional amount
                                multiplied by the return on the Thailand SET
                                Index and to pay the notional amount
                                multiplied by 6 month LIBOR adjusted by a
                                specified spread.



       405,000        6/08/01   Agreement with Lehman Brothers Special                     (63,684)
                                Financing Inc. dated 6/13/00 to receive
                                (pay) the notional amount multiplied by the
                                return on the KOPSI 200 Korean Index and to
                                pay the notional amount multiplied by 3
                                month LIBOR adjusted by a specified spread.
                                                                                        -----------
                                                                                       $  (931,426)
                                                                                        ===========

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               COMMON STOCKS - 92.1%
               AUSTRALIA - 1.1%
      25,200   Amcor Ltd                                                                           80,301
      19,595   Australia and New Zealand Banking Group Ltd                                        147,526
      15,900   Bank of Western Australia                                                           34,176
         600   Boral Ltd *                                                                            738
      12,600   Caltex Australia Ltd                                                                20,749
      70,963   CSR Ltd                                                                            180,411
      66,500   National Food Ltd                                                                   77,616
      49,100   National Mutual Holdings                                                            76,315
       8,400   PaperlinX Ltd                                                                       17,473
      21,674   PMP Communications Ltd                                                              24,546
     118,835   Qantas Airways Ltd                                                                 270,532
      27,797   Schroders Property                                                                  37,583
      44,800   Western Mining Corp Holdings Ltd                                                   211,199
      79,165   Westfield Trust Units                                                              145,458
                                                                                          ----------------
                                                                                                1,324,623
                                                                                          ----------------
               AUSTRIA - 3.2%
       2,968   Austria Tabakwerke AG                                                              114,124
       6,169   Austrian Airlines                                                                   71,573
       2,873   Bau Holdings AG                                                                     88,121
       8,752   Boehler Uddeholm (Bearer)                                                          279,414
       5,515   Brau Union AG                                                                      239,762
         723   EA-Generali AG                                                                     116,344
       6,012   Energie-Versorgung Niederoesterreich AG                                            188,143
      10,732   Erste Bank Der Oesterreichischen Sparkassen AG                                     478,018
       5,194   Flughafen Wien AG                                                                  178,290
       1,363   Mayr-Melnhof Karton AG (Bearer)                                                     61,801
       7,346   Oesterreichische Brau Beteiligungs AG                                              326,548
       5,765   OMV AG                                                                             428,020
       6,378   RHI AG                                                                             135,522
         821   VA Technologie AG (Bearer)                                                          39,948
      42,644   Voest-Alpine Stahl AG                                                            1,127,901
                                                                                          ----------------
                                                                                                3,873,529
                                                                                          ----------------
               BELGIUM - 0.2%
         550   Arbed SA                                                                            39,607
         651   Credit Commercial Dexia                                                             91,562
         250   Glaverbel NPV                                                                       18,003
         350   Groupe Bruxelles Lambert NPV                                                        91,016
                                                                                          ----------------
                                                                                                  240,188
                                                                                          ----------------
               CANADA - 0.9%
       1,700   Bank of Montreal                                                                    69,630
       9,268   Boliden Ltd SDR *                                                                    8,496
       4,200   Hudsons Bay Co                                                                      44,004


              See accompanying notes to the financial statements.              1

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               CANADA - CONTINUED
         400   Magna International Class A                                                         19,137
       4,600   Methanex Corp *                                                                     27,295
       1,500   Molson Co Ltd Class A                                                               31,736
       3,200   PanCanadian Petroleum Ltd                                                           75,408
       2,100   Potash Corp of Saskatchewan                                                        111,220
       3,900   Quebecor Inc Class B                                                               103,804
       2,146   Rogers Wireless Communications Inc *                                                64,759
       6,900   Stelco Inc Class A                                                                  33,221
      39,630   Transcanada Pipelines Ltd                                                          384,301
       4,300   Westcoast Energy Inc                                                                83,104
                                                                                          ----------------
                                                                                                1,056,115
                                                                                          ----------------
               DENMARK - 0.7%
       1,280   Carlsberg A/S Class B *                                                             46,246
       1,820   Danisco A/S *                                                                       59,463
       3,910   Den Danske Bank                                                                    489,540
       1,830   Kapital Holding AS                                                                  51,061
         330   Novo-Nordisk A/S Class B *                                                          67,090
       1,980   Ostasiatiske Kompagni *                                                             39,900
       1,530   Tele Danmark A/S Class B *                                                          92,131
                                                                                          ----------------
                                                                                                  845,431
                                                                                          ----------------
               FINLAND - 0.8%
         864   Elisa Communications Oyj Class A *                                                  32,876
       8,800   Enso Oyj Class R                                                                    80,583
      16,000   Fortum Oyj                                                                          56,472
       1,600   Instrumentarium Oyj                                                                 38,336
       5,900   Kesko Oyj                                                                           54,028
         800   Metra AB Class A                                                                    14,509
       1,800   Metso Oyj                                                                           21,764
       1,000   Pohjola Group Insurance Class B                                                     37,829
      16,400   Raisio Group Plc Class V                                                            26,536
       2,400   Sampo Insurance Co Ltd Class A                                                      97,618
         236   Sanitec Oyj                                                                          2,014
         250   Stockmann AB Class A                                                                 3,778
       4,000   Stora Enso Oyj Class A                                                              37,340
      16,400   UPM-Kymmene Oyj                                                                    414,813
                                                                                          ----------------
                                                                                                  918,496
                                                                                          ----------------
               FRANCE - 10.8%
       6,980   Air France *                                                                       133,978
      17,670   Alcatel SA *                                                                     1,446,061
      11,699   Assurances Generales de France (Bearer)                                            590,777
      16,533   Aventis SA Class A                                                               1,242,037
      13,838   Banque Nationale de Paris                                                        1,273,327
         215   Bongrain                                                                            55,834


2              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               FRANCE - CONTINUED
       8,840   Christian Dior SA *                                                                485,699
       4,344   Compagnie Generale d'Industrie et de Participations                                206,233
      21,690   Credit Lyonnais SA                                                                 877,399
       2,521   Dexia Strip *                                                                          112
       5,677   Eridania Beghin-Say SA                                                             504,714
      37,800   Eurotunnel SA Units (Bearer) *                                                      33,942
          90   Fromageries Bel SA                                                                  43,208
       1,750   Lagardere Groupe                                                                   124,856
       1,900   Metaleurop SA *                                                                     12,737
       7,250   Michelin SA Class B                                                                212,705
       2,970   Pechiney SA Class A                                                                135,985
       6,728   Pernod Ricard                                                                      353,508
       3,687   Peugeot SA                                                                         681,481
       1,700   Remy Cointreau SA                                                                   55,166
      23,240   Renault SA                                                                       1,011,588
       4,420   Rhodia SA                                                                           63,502
       4,729   Saint-Gobain                                                                       629,807
      11,870   Skis Rossignol                                                                     166,738
         852   Societe Eurafrance                                                                 439,333
      29,436   Societe Generale Class A *                                                       1,745,544
      33,604   Usinor Sacilor                                                                     360,001
       1,380   Vallourec                                                                           59,136
                                                                                          ----------------
                                                                                               12,945,408
                                                                                          ----------------
               GERMANY - 6.2%
         900   AGIV AG                                                                              8,882
         250   Axel Springer Verlag AG                                                            242,266
       4,400   Bankgesellschaft Berlin AG                                                          62,980
      18,000   BASF AG                                                                            675,322
      16,251   Bayer AG                                                                           688,445
       3,350   Bayerische Hypotheken und Wechsel-Bank AG                                           74,458
         950   Bayerische Motoren Werke AG                                                         30,743
         700   Bayerische Vereinsbank                                                              40,919
       2,050   Bilfinger & Berger                                                                  25,516
      13,000   Buderus AG                                                                         211,505
      15,150   Commerzbank AG                                                                     486,235
       7,959   Continental AG                                                                     144,703
      13,500   DaimlerChrysler AG                                                                 697,326
       5,944   Deutsche Bank AG                                                                   519,468
      14,816   Deutsche Telekom                                                                   572,989
       1,151   Dresdner Bank AG                                                                    51,983
       8,400   FAG Kugelfischer                                                                    55,637
         550   Fresenius Medical Care AG                                                           47,578
       2,713   Heidelberg Port-Zement                                                             149,544


              See accompanying notes to the financial statements.              3

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               GERMANY - CONTINUED
         600   Holzmann (Philipp) *                                                                11,586
       3,350   Leirheit AG                                                                         96,795
       3,500   Lufthansa AG                                                                        77,636
       3,650   RWE AG                                                                             135,805
         500   Schering AG                                                                         26,716
       7,800   Schmalbach-Lubeca AG                                                                49,998
       4,479   Siemens AG                                                                         722,743
       4,472   Suedzucker AG                                                                       48,108
      35,088   Thyssen Krupp AG                                                                   536,554
      17,188   Veba AG                                                                            825,174
       2,050   Volkswagen AG                                                                       89,305
                                                                                          ----------------
                                                                                                7,406,919
                                                                                          ----------------
               HONG KONG - 4.1%
     100,500   Amoy Properties Ltd                                                                 94,066
      31,000   Cheung Kong Holdings                                                               405,421
      89,500   CLP Holdings Ltd                                                                   401,639
         133   Dickson Concept International Ltd                                                      119
      21,281   Great Eagle Holdings Ltd                                                            35,199
         700   Guoco Group                                                                          1,795
      18,300   Hang Lung Development Co Ltd                                                        17,011
      55,000   Henderson Land Development Co Ltd                                                  305,348
         768   HKR International Ltd                                                                  409
     100,700   Hong Kong Aircraft Engineering Co Ltd                                              181,405
      91,500   Hong Kong Electric Holdings Ltd                                                    289,776
      43,000   Hong Kong Ferry Co Ltd                                                              36,939
      17,000   Hong Kong Land Holdings                                                             34,000
      11,000   Hutchison Whampoa                                                                  155,142
         600   Hysan Development Co Ltd                                                               835
      95,441   Jardine Matheson Holdings Ltd                                                      467,661
         127   Kumagai Gumi Ltd *                                                                      26
         400   Lai Sun Garment International Ltd *                                                     14
         796   Leading Spirit Conrowa Electric *                                                       11
     297,400   Mandarin Oriental ADR                                                              184,388
       3,000   New Asia Realty & Trust Co Class A *                                                   731
         815   New World Development Co Ltd                                                         1,332
       1,200   Oriental Press Group *                                                                 163
         500   Realty Development Corp Class A *                                                      144
   2,939,000   Regal Hotels International Ltd *                                                   105,512
         900   Shaw Brothers Ltd                                                                      831
      70,972   South China Morning Post Ltd                                                        53,234
      99,000   Sun Hung Kai Properties Ltd                                                        932,968
      98,500   Swire Pacific Ltd Class A                                                          675,670
     136,000   Wharf Holdings Ltd                                                                 323,465


4              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               HONG KONG - CONTINUED
     122,200   Wheelock and Co Ltd                                                                101,842
          80   Wing Lung Bank                                                                         307
      28,000   Yue Yuen Industrial Holdings                                                        64,801
                                                                                          ----------------
                                                                                                4,872,204
                                                                                          ----------------
               ITALY - 3.0%
     252,500   Banca di Roma                                                                      310,912
      13,400   Banca Popolare di Bergamo Credit                                                   243,031
      49,200   Banca Popolare di Milano                                                           345,556
     128,300   Banco Ambrosiano Veneto SPA (Savings Shares)                                       313,109
      87,297   Banco di Napoli                                                                     89,486
      80,000   ENI SPA                                                                            467,285
      13,769   Fiat SPA                                                                           341,288
      13,017   Fiat SPA (Savings Shares)                                                          172,434
      41,580   HPI SPA                                                                             62,289
      25,350   IFIL Finanziaria di Partecipazioni SPA                                             207,795
      29,250   IFIL Finanziaria di Partecipazioni SPA (Savings Shares)                            130,024
      21,650   Immsi SPA *                                                                         31,085
       2,200   Industrie Natuzzi SPA ADR                                                           21,863
      26,884   Italcementi SPA *                                                                  104,687
       1,600   Italmobiliare SPA                                                                   41,536
      95,000   Parmalat Finanziaria SPA                                                           129,646
      49,700   Pirelli & Co                                                                       127,476
      30,136   RAS SPA                                                                            352,856
      21,650   Sirti SPA                                                                           31,663
      25,000   SNIA BPD SPA                                                                        27,827
       8,000   Telecom Italia SPA (Savings Shares)                                                 47,582
                                                                                          ----------------
                                                                                                3,599,430
                                                                                          ----------------
               JAPAN - 25.6%
       2,000   Acom Ltd                                                                           170,480
       4,200   Arabian Oil Co Ltd *                                                                13,588
      78,000   Asahi Bank                                                                         307,202
       5,000   Asahi Breweries Ltd                                                                 45,715
       2,000   Autobacs Seven                                                                      57,577
       2,000   Bank Of Tokyo-Mitsubishi                                                            24,494
      39,000   Bank of Yokohama                                                                   171,521
      12,000   Brother Industries Ltd                                                              27,794
      20,000   Canon Sales Co Inc                                                                 340,398
      16,000   Chiba Bank                                                                          65,416
      10,200   Chubu Electric Power Co Inc                                                        173,125
      11,000   Chugoku Electric Power Co Inc                                                      171,230
         200   Chuo Mitsui Trust & Banking Co Ltd *                                                   769
     115,000   Cosmo Oil Co Ltd                                                                   231,855
      26,000   Daicel Chemical Industries Ltd                                                      73,387


              See accompanying notes to the financial statements.              5

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               JAPAN - CONTINUED
      40,000   Daido Steel Co Ltd                                                                 105,401
      43,000   Dai-Ichi Kangyo Bank                                                               326,210
      19,000   Daiichi Pharmaceuticals Co Ltd                                                     448,987
       9,000   Dainippon Printing Co Ltd                                                          141,701
      24,000   Daishowa Paper Manufacturing *                                                      92,273
       5,300   Daito Trust Construction Co Ltd                                                     88,963
     252,000   Daiwa Bank                                                                         633,308
      79,000   Daiwa House Industry Co Ltd                                                        518,567
       8,000   Daiwa Kosho Lease Co Ltd                                                            24,081
      14,000   Daiwa Securities Co Ltd                                                            174,606
      13,000   Ezaki Glico Co Ltd                                                                  78,020
      84,000   Fuji Bank                                                                          638,822
       7,000   Fuji Heavy Industries Ltd                                                           46,343
      14,800   Fuji Photo Film Co Ltd                                                             530,158
      48,000   Fujita Corp *                                                                       17,554
      12,000   Fukuyama Transporting Co Ltd                                                        67,179
      10,370   General Sekiyu (KK)                                                                 50,955
      10,000   Gunze Ltd                                                                           31,789
      52,000   Hino Motors *                                                                      208,215
      89,000   Hitachi Ltd                                                                      1,054,079
       3,700   Hokkaido Electric Power                                                             51,940
      14,000   Hokuriku Bank *                                                                     30,851
      21,000   Honda Motor Co Ltd                                                                 768,005
       3,000   House Foods Corp                                                                    41,354
       6,000   INAX Corp                                                                           32,464
      32,000   Industrial Bank of Japan                                                           242,761
      48,000   Ishikawajima-Harima Heavy Industries *                                              70,218
      12,000   Itochu Corp *                                                                       52,888
      18,000   Itoham Foods Inc                                                                    70,893
       8,000   Japan Airport Terminal Co Ltd                                                       65,266
     161,000   Japan Energy Co Ltd *                                                              173,622
      14,000   Japan Radio Co                                                                     135,090
      14,000   Japan Securities Finance Co                                                         81,264
          83   Japan Tobacco Inc                                                                  636,665
       6,000   JGC Corp                                                                            28,695
       5,000   Jusco Co Ltd                                                                        94,008
      49,000   Kajima Corp                                                                        145,658
       9,000   Kandenko Co                                                                         48,021
      12,100   Kansai Electric Power                                                              198,565
      86,000   Kawasaki Heavy Industries Ltd *                                                     99,194
       9,000   Kawasaki Kisen                                                                      16,710
      69,000   Keio Teito Electric Railway Co Ltd                                                 274,991
       4,000   Kissei Pharmaceutical Co Ltd                                                        78,770


6              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               JAPAN - CONTINUED
     244,000   Kobe Steel Ltd *                                                                   153,301
         500   Kokusai Denshin Denwa                                                               42,573
      23,000   Komatsu Ltd                                                                        148,603
     119,000   Kubota Corp                                                                        383,871
      18,000   Kyowa Hakko Kogyo Co Ltd                                                           147,862
      39,200   Kyushu Electric Power Co Inc                                                       615,716
      24,000   Maeda Corp                                                                          91,598
       3,000   Maeda Road Construction                                                             13,869
     156,000   Marubeni Corp *                                                                    431,545
       4,000   Marui Co Ltd                                                                        63,053
       6,000   Matsushita Electric Industrial Co Ltd                                              164,291
      27,000   Mitsubishi Corp                                                                    197,487
       9,000   Mitsubishi Gas Chemical Co Inc                                                      27,429
     282,000   Mitsubishi Heavy Industries                                                        991,654
      62,000   Mitsubishi Material                                                                194,767
      63,000   Mitsubishi Motors *                                                                200,863
      16,000   Mitsubishi Trust & Banking                                                         123,031
       3,000   Mitsui Fudosan Co Ltd                                                               32,493
      41,000   Mitsui Petrochemical Industries Ltd                                                207,999
      13,000   Mitsui-Soko                                                                         25,234
       2,000   Mochida Pharmaceutical Co Ltd                                                       13,297
      39,000   Mycal Corp                                                                         113,372
      13,000   New Oji Paper Co Ltd                                                                86,431
       3,100   Nichiei Co Ltd (Kyoto)                                                              36,337
      86,000   Nichirei                                                                           322,581
      15,000   Nikko Securities                                                                   144,739
         600   Nintendo Co Ltd                                                                    103,751
      33,000   Nippon Express Co Ltd                                                              185,362
      13,000   Nippon Hodo Co                                                                      57,417
       5,000   Nippon Kayaku Co Ltd                                                                28,413
      22,000   Nippon Light Metal                                                                  23,106
       8,000   Nippon Meat Packers Inc                                                            101,875
     190,550   Nippon Oil Co Ltd                                                                1,082,833
      55,000   Nippon Shinpan Co                                                                  116,560
      20,000   Nippon Suisan Kaisha Ltd                                                            35,446
      30,000   Nishimatsu Construction                                                             97,337
     271,000   Nissan Motor Co *                                                                1,362,116
      23,000   Nisshin Oil Mills Ltd                                                               72,684
      41,000   Nisshin Steel Co Ltd                                                                36,525
      72,000   Nisshinbo Industries Inc                                                           334,884
     209,000   Nissho Iwai Corp *                                                                 215,585
     459,000   NKK Corp *                                                                         292,686
       7,000   NOF Corp                                                                            15,491


              See accompanying notes to the financial statements.              7

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               JAPAN - CONTINUED
       8,000   NTN Corp                                                                            33,758
      14,000   Obayashi Corp                                                                       55,926
      31,000   Odakyu Electric Railway                                                            111,919
       7,000   Oki Electric Industry *                                                             50,019
      17,000   Okumura Corp                                                                        56,592
       3,000   Ono Pharmaceutical Co Ltd                                                          119,561
      79,000   Onoda Cement Co Ltd                                                                127,419
      12,000   Onward Kashiyama Co Ltd                                                            117,817
      42,000   Orient Corp *                                                                      170,930
      12,000   Penta Ocean Construction                                                            15,416
       6,600   Promise Co                                                                         459,846
       6,000   Q.P. Corp                                                                           50,638
      71,000   Renown Inc *                                                                        71,905
       5,000   Royal Co Ltd                                                                        47,590
       7,000   Ryosan Co                                                                          150,975
      34,000   Sagami Railway Co Ltd                                                               94,374
     212,000   Sakura Bank Ltd                                                                  1,578,470
      19,000   Sankyo Co Ltd                                                                      440,079
      20,000   Sanwa Bank Ltd                                                                     189,235
      18,000   Sanyo Electric Co                                                                  152,757
      40,000   Seino Transportation Co Ltd                                                        212,678
      68,000   Sekisui Chemical                                                                   237,847
      88,000   Sekisui House Ltd                                                                  892,873
      25,200   Shikoku Electric Power                                                             367,461
       1,300   Shimachu Co                                                                         21,407
      40,000   Shimizu Corp                                                                       118,155
       3,000   Shiseido Co Ltd                                                                     35,446
      38,000   Showa Shell Sekiyu                                                                 187,434
      22,000   Snow Brand Milk Products Co Ltd                                                     83,346
      23,000   Stanley Electric Co Ltd                                                            278,226
       4,000   Sumitomo Forestry Co Ltd                                                            29,857
     194,000   Sumitomo Metal Industries *                                                        116,429
      13,000   Sumitomo Realty and Development Co Ltd                                              56,442
      81,000   Sumitomo Trust & Banking                                                           571,193
      18,000   Suzuki Motor Corp                                                                  190,904
     120,000   Taisei Corp                                                                        175,544
       6,000   Takara Standard Co                                                                  22,506
      10,000   Takuma Corp                                                                         72,393
       6,000   Tanabe Seiyaku Co Ltd                                                               42,479
      30,000   Teijin Ltd                                                                         111,403
      58,000   Teikoku Oil Co Ltd                                                                 206,133
       6,000   The Bank of Fukuoka Ltd                                                             38,203
       9,000   TOA Corp                                                                            10,296


8              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               JAPAN - CONTINUED
      23,000   Toei Co Ltd                                                                        191,739
      23,500   Tohoku Electric Power Co Inc                                                       336,061
      81,000   Tokai Bank                                                                         410,165
      26,000   Tokyo Gas Co                                                                        66,804
       4,000   Tokyo Steel Manufacturing Co                                                        18,005
      39,500   Tomen Corp *                                                                        42,226
      22,000   Toppan Printing Co Ltd                                                             214,966
      30,000   Toray Industries Inc                                                               109,715
       7,000   Tostem Corp                                                                        101,679
      19,000   Toyo Seikan Kaisha                                                                 326,050
       5,000   Toyo Suisan Kaisha                                                                  47,262
      47,000   Toyo Trust & Banking Co Ltd                                                        163,953
     120,000   Toyobo Co Ltd                                                                      219,430
       2,000   UNY Co Ltd                                                                          21,324
       4,000   Yamaha Corp                                                                         35,146
       3,000   Yamaha Motor Co                                                                     21,380
     302,000   Yasuda Trust & Banking                                                             353,995
                                                                                          ----------------
                                                                                               30,579,503
                                                                                          ----------------
               NETHERLANDS - 3.7%
      16,800   ABN Amro Holdings NV                                                               418,209
       9,600   Buhrmann NV Maastricht                                                             272,689
      12,500   DSM NV                                                                             382,292
      11,800   Fortis (NL) NV                                                                     363,716
         500   Gucci Group NV *                                                                    52,009
      12,400   ING Groep NV                                                                       831,226
      11,450   KLM-Konin Luchtvaart Mij NV *                                                      286,556
      18,100   Kon Bolswessanen                                                                   202,757
       3,700   Nedlloyd NV *                                                                       69,277
       2,000   OCE NV *                                                                            29,783
      20,700   Royal Dutch Petroleum                                                            1,260,628
       7,100   Royal KPN NV *                                                                     189,431
       3,850   Stork NV                                                                            41,759
       3,500   Vedior NV *                                                                         45,897
       1,400   VIB NV                                                                              33,606
                                                                                          ----------------
                                                                                                4,479,835
                                                                                          ----------------
               NEW ZEALAND - 0.1%
      14,600   Air New Zealand Class B                                                             15,377
      30,000   Carter Holt Harvey Ltd                                                              23,634
      30,400   Lion Nathan Ltd                                                                     60,653
                                                                                          ----------------
                                                                                                   99,664
                                                                                          ----------------
               NORWAY - 4.8%
      12,800   Bergesen d.y. ASA Class A                                                          282,112
       8,300   Bergesen d.y. ASA Class B                                                          167,383


              See accompanying notes to the financial statements.              9

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               NORWAY - CONTINUED
      72,900   Christiania Bank OG Kreditkasse                                                    382,399
     254,063   Den Norske Bank Class A                                                          1,153,508
       3,000   Elkem AS Class A                                                                    52,896
      20,900   Fred Olsen Energy *                                                                198,074
      27,650   Kvaerner ASA *                                                                     370,215
       1,700   Kvaerner ASA Class B *                                                              19,296
       1,400   Leif Hoegh and Co AS *                                                              15,042
      16,700   Merkantildata ASA *                                                                107,660
      31,450   Norsk Hydro AS                                                                   1,351,660
       8,050   Norske Skogindustrier ASA Class A                                                  282,988
       2,550   Norske Skogindustrier ASA Class B                                                   73,625
      14,500   Orkla ASA                                                                          258,061
      42,700   Petroleum Geo-Services *                                                           814,059
       8,100   SAS Norge ASA Class B                                                               69,624
       3,700   Smedvig ASA Class A                                                                 74,617
       2,300   Smedvig ASA Class B                                                                 41,441
       7,000   Storebrand                                                                          49,755
      23,400   Tandberg Data ASA *                                                                 42,806
                                                                                          ----------------
                                                                                                5,807,221
                                                                                          ----------------
               PORTUGAL - 0.5%
       2,168   Banco Espirito Santo e Commercial de Lisboa (Registered)                            35,253
     161,680   Electricidade de Portugal SA *                                                     524,657
      21,068   Sonae SGPS SA *                                                                     32,591
                                                                                          ----------------
                                                                                                  592,501
                                                                                          ----------------
               SINGAPORE - 4.2%
     164,000   Brierley Investments Ltd *                                                          29,059
      41,000   Cerebos Pacific Ltd                                                                 80,985
      22,000   City Developments Ltd                                                              109,278
     252,000   Comfort Group                                                                      133,957
      14,000   Creative Technology Ltd                                                            304,189
      21,489   DBS Group Holdings Ltd                                                             259,671
     188,000   DBS Land Ltd                                                                       303,631
      59,564   Haw Par Brothers International Ltd                                                 106,581
      39,000   Hotel Properties Ltd                                                                33,759
      24,308   Inchcape Berhad                                                                     19,629
     116,500   Jardine Strategic Holdings                                                         332,025
      38,000   Keppel Bank Ltd                                                                     69,761
      27,000   Keppel Land Ltd                                                                     41,881
      58,000   Marco Polo Developments Ltd                                                         61,663
      17,700   Oversea-Chinese Banking Corp                                                       122,367
     150,517   Overseas Union Bank                                                                760,761
         100   Robinson and Co Ltd                                                                    293
      60,780   Shangri-La Asia Ltd                                                                 61,565


10             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               SINGAPORE - CONTINUED
     161,000   Singapore Airlines Ltd (Registered)                                              1,552,664
      63,000   Singapore Land Ltd                                                                 144,937
          71   Singapore Press Holdings                                                             1,143
     176,400   Straits Trading Co Ltd                                                             150,647
      49,000   United Industrial Corp Ltd                                                          23,343
         392   United Overseas Bank                                                                 3,074
     188,000   United Overseas Land                                                               176,936
     203,000   Wing Tai Holdings                                                                  179,260
                                                                                          ----------------
                                                                                                5,063,059
                                                                                          ----------------
               SPAIN - 1.1%
      17,400   Compania Espanola de Petroleos                                                     148,507
      28,900   Endesa                                                                             563,973
      33,027   Repsol SA                                                                          654,787
                                                                                          ----------------
                                                                                                1,367,267
                                                                                          ----------------
               SWEDEN - 5.1%
      24,613   Assi Doman                                                                         371,679
      44,742   Avesta Sheffield AB                                                                146,983
       5,800   Drott AB Class B                                                                    64,537
       2,900   Electrolux AB                                                                       35,956
      21,650   Foreningssparbanken AB Class A                                                     322,347
      26,903   Gambro AB Class A                                                                  222,374
      31,533   Gambro AB Class B                                                                  263,986
       7,800   Investor AB Class B                                                                110,761
      31,177   Mo Och Domsjo AB Class B                                                           718,592
     145,300   Nordbanken Holdings AB                                                           1,008,547
       1,900   Perstorp AB Class B                                                                 23,255
      58,800   Skandinaviska Enskilda Banken Class A                                              704,117
       1,400   SKF AB Class B                                                                      20,325
      12,600   SSAB Swedish Steel Class A                                                         108,155
       3,300   SSAB Swedish Steel Class B                                                          27,976
      18,977   Svenska Cellulosa Class B                                                          359,973
      42,700   Svenska Handelsbanken Class A                                                      705,897
       5,000   Svenska Kullagerfabriken AB                                                         67,822
       4,600   Swedish Match AB                                                                    14,868
         772   Sydkraft AB Class C                                                                 12,435
      49,918   Trelleborg AB Class B                                                              341,198
       5,850   Volvo AB Class A                                                                    93,610
      22,300   Volvo AB Class B                                                                   369,835
                                                                                          ----------------
                                                                                                6,115,228
                                                                                          ----------------
               SWITZERLAND - 2.7%
          50   Ascom Holding AG (Bearer)                                                          186,508
         300   Baloise Holdings                                                                   304,382
         100   Banque Cantonale Vaudoise (Bearer)                                                  34,432


              See accompanying notes to the financial statements.             11

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               SWITZERLAND - CONTINUED
       1,020   BK Vision AG (Bearer) *                                                            258,139
         100   Credit Suisse Holdings (Registered)                                                 20,889
         290   Fischer (Georg) AG (Registered)                                                     85,874
         150   Givaudan *                                                                          40,114
         100   Helvetia Patria Holding                                                             86,999
          40   Jelmoli (Bearer)                                                                    50,455
         360   Merkur Holding AG (Registered)                                                      89,455
         110   Pargesa Holdings SA (Bearer)                                                       263,866
         250   Pharma Vision *                                                                    164,558
          11   Roche Holding AG *                                                                  98,476
         840   SAir Group (Registered)                                                            129,913
         120   Schweizerische Industrie-Gesellschaft Holding AG (Registered)                       80,503
         620   Schweizerische Lebensversicherungs-und Rentenanstalt                               477,128
         130   Sika Finanz AG (Bearer)                                                             38,495
          20   Societe Generale de Surveillance Holding SA (Bearer)                                35,924
         110   Swisscom AG *                                                                       31,184
       1,560   UBS AG (New Shares) (Registered) *                                                 226,943
         980   Zurich Allied                                                                      504,468
                                                                                          ----------------
                                                                                                3,208,705
                                                                                          ----------------
               UNITED KINGDOM - 13.3%
       9,900   Abbey National Plc                                                                 120,129
      11,900   Allied Domecq Plc                                                                   55,405
      10,600   Allied Zurich Plc                                                                  130,089
      33,100   Anglian Water Plc *                                                                269,208
      12,440   Arcadia Group                                                                        7,964
      55,746   Associated British Food                                                            305,979
      44,300   BAA                                                                                354,499
      19,450   Barclays Plc                                                                       486,739
      10,999   Barratt Development                                                                 35,687
      43,546   Bass Plc                                                                           425,761
      60,606   BG Group Plc                                                                       378,287
      21,800   Boots Co                                                                           161,127
      82,140   British Airways Plc                                                                388,705
      53,300   British American Tobacco                                                           343,541
       8,036   British Energy Plc                                                                  27,125
      19,018   British Energy Plc (Deferred Shares) (c) *                                               -
     123,700   Coats Viyella                                                                       91,338
     190,195   Corus Group Plc *                                                                  195,091
       6,930   De Vere Group Plc                                                                   30,652
      28,500   Great Portland Estates Plc                                                          93,091
      10,100   Great Universal Stores Plc                                                          71,712
      20,200   Halifax Group Plc                                                                  158,118
      23,617   Inchcape Plc                                                                       101,367


12             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES     DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               UNITED KINGDOM - CONTINUED
       3,500   Johnson Matthey                                                                     52,451
      38,700   Laird Group                                                                        143,582
      38,380   Land Securities                                                                    459,850
     301,700   Marks & Spencer                                                                    910,839
       5,238   Mothercare Plc *                                                                    10,708
     166,758   National Power                                                                   1,142,762
      17,500   Northern Foods Plc                                                                  27,117
      15,800   Peninsular & Oriental Steam Navigation Co                                          141,837
      58,054   Powergen Plc                                                                       493,279
       7,628   RMC Group                                                                           71,584
       9,300   Royal Bank of Scotland Group                                                       168,326
      67,015   Royal & Sun Alliance Insurance Group                                               468,017
     253,700   Sainsbury (J)                                                                    1,317,761
      62,066   Scottish Hydro-Electric Plc                                                        503,890
     157,935   Scottish Power Plc                                                               1,206,384
      45,500   Scottish & Newcastle Plc                                                           305,183
      52,130   Severn Trent Plc                                                                   511,964
      11,500   Slough Estates                                                                      65,422
      12,600   Southwest Water                                                                    114,027
      15,200   Tate & Lyle                                                                         56,394
      44,300   Taylor Woodrow Plc                                                                 105,060
     262,800   Tesco                                                                              828,767
      45,804   Thames Water Plc                                                                   556,465
      17,186   Thistle Hotels Plc                                                                  31,381
      47,947   Transport Development Group Plc                                                    154,868
      10,200   Unigate Plc (New Shares) *                                                          36,359
      90,155   United Utilities                                                                   839,494
      55,540   Viglen Technology Plc (Entitlement Letters) *                                            -
      12,391   Whitbread Plc Class A                                                               89,781
     211,169   Wilson (Connolly) Holdings                                                         474,686
      87,977   Yorkshire Water                                                                    431,047
                                                                                          ----------------
                                                                                               15,950,899
                                                                                          ----------------
               UNITED STATES - 0.0%
         140   Magna Entertainment Corp Class A *                                                     949
                                                                                          ----------------


               TOTAL COMMON STOCKS (Cost $114,496,320)                                        110,347,174
                                                                                          ----------------

               PREFERRED STOCKS - 0.9%
               GERMANY - 0.3%
         550   Hugo Boss AG 2.20%                                                                 116,866
       1,900   MAN AG 0.00%                                                                        38,176
       1,400   RWE AG 0.00%                                                                        42,008


              See accompanying notes to the financial statements.             13

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES/
 PAR VALUE ($)  DESCRIPTION                                                                   VALUE ($)
----------------------------------------------------------------------------------------------------------
               GERMANY - CONTINUED
       9,000   Villeroy & Boch AG (Non Voting) 5.23%                                               82,015
       4,650   Volkswagen AG 0.00%                                                                121,129
                                                                                          ----------------
                                                                                                  400,194
                                                                                          ----------------
               ITALY - 0.6%
      18,000   Compagnia Assicuratrice Unipol 4.80%                                                25,925
      24,480   Fiat SPA 0.00%                                                                     370,205
       9,000   IFI-Istituto Finanziario 2.85%                                                     272,049
       5,499   Societa Assicuratrice Industriale SPA (SAI) 0.00% *                                 43,364
                                                                                          ----------------
                                                                                                  711,543
                                                                                          ----------------

               TOTAL PREFERRED STOCKS (Cost $1,263,781)                                         1,111,737
                                                                                          ----------------

               RIGHTS & WARRANTS - 0.0%
               AUSTRALIA - 0.0%
       1,770   Franked Income Fund Warrants, Expires 12/31/02 *                                       199
                                                                                          ----------------

               FRANCE - 0.0%
     155,500   Eurotunnel SA Paris Warrants, Expires 10/31/01 *                                     2,765
     155,500   Eurotunnel SA Paris Warrants, Expires 10/31/03 *                                     6,912
       3,420   Generale des Eaux Warrants, Expires 5/02/01 *                                       11,159
                                                                                          ----------------
                                                                                                   18,071
                                                                                          ----------------
               GERMANY - 0.0%
       4,472   Suedzucker AG Rights, Expires 9/13/00 *                                                199
                                                                                          ----------------

               ITALY - 0.0%
      11,801   Banca Intesa SPA Warrants, Expires 11/15/02 *                                       14,164
                                                                                          ----------------

               SINGAPORE - 0.0%
     113,800   Asia Food & Properties Ltd Warrants, Expires 7/12/02 *                               9,256
       9,500   Haw Par Brothers International Ltd Warrants, Expires 7/18/01 *                       6,844
                                                                                          ----------------
                                                                                                   16,100
                                                                                          ----------------

               TOTAL RIGHTS & WARRANTS (Cost $84,618)                                              51,498
                                                                                          ----------------

               SHORT-TERM INVESTMENTS - 10.1%
               CASH EQUIVALENTS - 9.4%
$ 10,100,000   Banque Nationale Paribas (London) Time Deposit, 6.60%, due 9/01/00              10,100,000
   1,137,400   The Boston Global Investment Trust (a)                                           1,137,400
                                                                                          ----------------
                                                                                               11,237,400
                                                                                          ----------------
               U.S. GOVERNMENT - 0.7%
$    900,000   U.S. Treasury Bill, 5.18%, due 1/04/01 (b)                                         881,031
                                                                                          ----------------

               TOTAL SHORT-TERM INVESTMENTS (Cost $12,119,507)                                 12,118,431
                                                                                          ----------------


14             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

                                                                                              VALUE ($)
----------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS - 103.2%
                  (Cost $127,964,226)                                                         123,628,840

               Other Assets and Liabilities (net) - (3.2%)                                     (3,799,856)
                                                                                          ----------------

               TOTAL NET ASSETS - 100.0%                                                $     119,828,984
                                                                                          ================



               NOTES TO THE SCHEDULE OF INVESTMENTS

               ADR  American Depositary Receipt

               SDR  Swedish Depository Receipt

               (a) Represents investment of security lending collateral
                   (Note 1).

               (b) All or a portion of this security is held as collateral for open futures contracts (Note 6).

               (c) Bankrupt issuer.

               *Non-income producing security.





              See accompanying notes to the financial statements.             15

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

               At August 31, 2000, industry sector diversification of the Fund's equity investments was as follows:

               INDUSTRY SECTOR
               Banking                                     18.7 %
               Utilities                                    8.9
               Energy Services                              6.7
               Automotive                                   5.8
               Conglomerates                                4.9
               Services                                     4.5
               Transportation                               4.4
               Construction                                 3.9
               Insurance                                    3.6
               Electronic Equipment                         3.6
               Consumer Goods                               3.6
               Machinery                                    3.5
               Real Estate                                  3.4
               Retail Trade                                 3.4
               Metals and Mining                            3.4
               Chemicals                                    3.3
               Paper and Allied Products                    2.6
               Financial Services                           2.4
               Food and Beverage                            1.9
               Health Care                                  1.5
               Textiles                                     1.4
               Telecommunications                           1.0
               Communications                               0.4
               Computers                                    0.2
               Aerospace                                    0.2
               Miscellaneous                                2.8
                                                   -------------
                                                          100.0 %
                                                   =============




16             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $127,964,226) (Note 1)                                        $  123,628,840
    Foreign currency, at value (cost $811,164) (Note 1)                                              798,190
    Cash                                                                                              91,896
    Receivable for investments sold                                                                   13,442
    Receivable for variation margin on open futures contracts (Notes 1 and 6)                         30,590
    Dividends and interest receivable                                                                242,319
    Foreign withholding taxes receivable                                                             158,322
    Receivable for expenses waived or borne by Manager (Note 2)                                       41,354
                                                                                               --------------

      Total assets                                                                               125,004,953
                                                                                               --------------


LIABILITIES:
    Net payable for open forward foreign currency contracts (Notes 1 and 6)                        3,600,790
    Payable upon return of securities loaned (Note 1)                                              1,137,400
    Payable for Fund shares repurchased                                                              257,000
    Payable to affiliate for (Note 2):
      Management fee                                                                                  55,074
      Shareholder service fee                                                                         12,306
    Accrued expenses                                                                                 113,399
                                                                                               --------------

      Total liabilities                                                                            5,175,969
                                                                                               --------------


NET ASSETS                                                                                    $  119,828,984
                                                                                               ==============

NET ASSETS CONSIST OF:
    Paid-in capital                                                                           $  114,008,834
    Accumulated undistributed net investment income                                                   65,852
    Accumulated undistributed net realized gain                                                   13,761,153
    Net unrealized depreciation                                                                   (8,006,855)
                                                                                               --------------

                                                                                              $  119,828,984
                                                                                               ==============

NET ASSETS ATTRIBUTABLE TO:
      Class III Shares                                                                        $   61,101,245
                                                                                               ==============
      Class IV Shares                                                                         $   58,727,739
                                                                                               ==============

SHARES OUTSTANDING:
      Class III                                                                                    5,854,009
                                                                                               ==============
      Class IV                                                                                     5,630,550
                                                                                               ==============

NET ASSET VALUE PER SHARE:
      Class III                                                                               $        10.44
                                                                                               ==============
      Class IV                                                                                $        10.43
                                                                                               ==============


              See accompanying notes to the financial statements.             17

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends (net of foreign tax expense of $284,155)                                        $    2,265,573
    Interest (including securities lending income of $23,499)                                        257,067
                                                                                               --------------
      Total income                                                                                 2,522,640
                                                                                               --------------

EXPENSES:
    Management fee (Note 2)                                                                          341,523
    Custodian fees                                                                                   184,644
    Audit fees                                                                                        28,612
    Transfer agent fees                                                                               21,528
    Legal fees                                                                                         3,496
    Trustees fees (Note 2)                                                                               828
    Miscellaneous                                                                                      1,923
    Fees waived or borne by Manager (Note 2)                                                        (241,031)
                                                                                               --------------
                                                                                                     341,523

    Shareholder service fee - (Note 2)
      Class III                                                                                       52,614
      Class IV                                                                                        25,351
                                                                                               --------------

      Net expenses                                                                                   419,488
                                                                                               --------------

         Net investment income                                                                     2,103,151
                                                                                               --------------

REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investments                                                                               5,717,299
         Closed futures contracts                                                                   (552,745)
         Foreign currency, forward contracts and foreign currency
           related transactions                                                                    9,888,614
                                                                                               --------------
           Net realized gain                                                                      15,053,168
                                                                                               --------------

      Change in net unrealized appreciation (depreciation) on:
         Investments (Note 1)                                                                      1,763,790
         Open futures contracts                                                                     (356,175)
         Foreign currency, forward contracts and foreign currency
           related transactions                                                                   (4,638,383)
                                                                                               --------------
           Net unrealized loss                                                                    (3,230,768)
                                                                                               --------------

      Net realized and unrealized gain                                                            11,822,400
                                                                                               --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $   13,925,551
                                                                                               ==============


18             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                AUGUST 31, 2000          YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:                                                (UNAUDITED)         FEBRUARY 29, 2000
                                                                             --------------------   ---------------------
Operations:
     Net investment income                                                  $          2,103,151   $           4,143,147
     Net realized gain                                                                15,053,168              20,010,581
     Change in net unrealized appreciation (depreciation)                             (3,230,768)              8,774,898
                                                                             --------------------   ---------------------

     Net increase in net assets resulting from operations                             13,925,551              32,928,626
                                                                             --------------------   ---------------------

Distributions to shareholders from:
     Net investment income
       Class III                                                                               -              (2,479,440)
       Class IV                                                                                -              (1,769,224)
                                                                             --------------------   ---------------------
       Total distributions from net investment income                                          -              (4,248,664)
                                                                             --------------------   ---------------------

     In excess of net investment income
       Class III                                                                               -                (703,048)
       Class IV                                                                                -                (501,666)
                                                                             --------------------   ---------------------
       Total distributions in excess of net investment income                                  -              (1,204,714)
                                                                             --------------------   ---------------------

     Net realized gains
       Class III                                                                      (4,626,195)             (2,379,277)
       Class IV                                                                       (4,052,627)             (3,607,975)
                                                                             --------------------   ---------------------
       Total distributions from net realized gains                                    (8,678,822)             (5,987,252)
                                                                             --------------------   ---------------------

                                                                                      (8,678,822)            (11,440,630)
                                                                             --------------------   ---------------------

Net share transactions - (Note 5)
       Class III                                                                     (17,050,456)            (30,221,889)
       Class IV                                                                        4,052,627             (70,092,083)
                                                                             --------------------   ---------------------
       Decrease in net assets resulting from
              net share transactions                                                 (12,997,829)           (100,313,972)
                                                                             --------------------   ---------------------


     Total decrease in net assets                                                     (7,751,100)            (78,825,976)

NET ASSETS:
     Beginning of period                                                             127,580,084             206,406,060
                                                                             --------------------   ---------------------

     End of period (including accumulated undistributed net
       investment income of $65,852 and distributions in excess of
       net investment income of $2,037,299, respectively)                   $        119,828,984   $         127,580,084
                                                                             ====================   =====================


              See accompanying notes to the financial statements.             19

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED                     YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2000    ---------------------------------------------------------------
                                                 (UNAUDITED)        2000        1999           1998        1997          1996 *
                                              ----------------    ---------   ---------      ---------   ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $          10.04    $    9.28   $   11.92      $   12.68   $   11.54      $   10.00
                                              ----------------    ---------   ---------      ---------   ---------      ---------

Income from investment operations:
  Net investment income                                  0.18 +       0.23 +      0.23 +         0.27 +      0.22           0.23
  Net realized and unrealized gain (loss)                0.99         1.26       (0.36) (c)      1.72        1.63           1.44
                                              ----------------    ---------   ---------      ---------   ---------      ---------

    Total from investment operations                     1.17         1.49       (0.13)          1.99        1.85           1.67
                                              ----------------    ---------   ---------      ---------   ---------      ---------

Less distributions to shareholders from:
  Net investment income                                     -        (0.33)      (0.08)         (0.27)      (0.28)         (0.06)
  In excess of net investment income                        -        (0.09)      (0.21)             -           -              -
  Net realized gains                                    (0.77)       (0.31)      (2.22)         (2.48)      (0.43)         (0.07)
                                              ----------------    ---------   ---------      ---------   ---------      ---------

    Total distributions                                 (0.77)       (0.73)      (2.51)         (2.75)      (0.71)         (0.13)
                                              ----------------    ---------   ---------      ---------   ---------      ---------

NET ASSET VALUE, END OF PERIOD               $          10.44    $   10.04   $    9.28      $   11.92   $   12.68      $   11.54
                                              ================    =========   =========      =========   =========      =========

TOTAL RETURN (a)                                       11.81%***    15.86%      (1.84%)        17.98%      16.55%         16.66% ***

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)          $         61,101    $  75,054   $  97,450      $ 207,653   $ 581,099      $ 407,227
  Net expenses to average
    daily net assets                                    0.69%**      0.69%       0.69%          0.69%       0.72% (b)      0.69% **
  Net investment income to average
    daily net assets                                    3.35%**      2.25%       2.07%          2.15%       2.25%          1.89% **
  Portfolio turnover rate                                 16%          68%         68%            96%         84%             7%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts:             $           0.02    $    0.03   $    0.05      $    0.05   $    0.04      $    0.05

*    Period from June 30, 1995 (commencement of operations) to February 29,
     1996.
**   Annualized.
***  Not annualized.
+    Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.
(c) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


20             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED               YEAR ENDED FEBRUARY 28/29,
                                                           AUGUST 31, 2000        ---------------------------------------
                                                             (UNAUDITED)            2000           1999           1998 *
                                                          ----------------        ---------      ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD                     $          10.03        $    9.27      $   11.92      $   10.87
                                                          ----------------        ---------      ---------      ---------
Income from investment operations:
  Net investment income                                              0.17 +           0.29 +         0.24 +         0.01 +
  Net realized and unrealized gain (loss)                            1.00             1.21          (0.36) (b)      1.04
                                                          ----------------        ---------      ---------      ---------

    Total from investment operations                                 1.17             1.50          (0.12)          1.05
                                                          ----------------        ---------      ---------      ---------
Less distributions to shareholders from:
  Net investment income                                                 -            (0.34)         (0.09)             -
  In excess of net investment income                                    -            (0.09)         (0.22)             -
  Net realized gains                                                (0.77)           (0.31)         (2.22)             -
                                                          ----------------        ---------      ---------      ---------

    Total distributions                                             (0.77)           (0.74)         (2.53)             -
                                                          ----------------        ---------      ---------      ---------

NET ASSET VALUE, END OF PERIOD $                                    10.43        $   10.03      $    9.27      $   11.92
                                                          ================        =========      =========      =========

TOTAL RETURN (a)                                                   11.83%***        15.94%         (1.79%)          9.66% ***


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period                           $         58,728        $  52,526      $ 108,956      $ 362,829
     Net expenses to average
           daily net assets                                         0.63%**          0.63%          0.63%          0.63% **
     Net investment income to average
           daily net assets                                         3.30%**          2.81%          2.17%          0.72% **
     Portfolio turnover rate                                          16%              68%            68%            96%
     Fees and expenses voluntarily waived or borne by
           the Manager consisted of the following per
           share amounts:                                $           0.02        $    0.03      $    0.05      $    0.01

*    Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
**   Annualized.
***  Not annualized.
+    Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


              See accompanying notes to the financial statements.             21

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Currency Hedged International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers and through management of the Fund's foreign currency positions. The Fund's benchmark is the MSCI EAFE Index (Hedged).

     The Fund offers two classes of shares: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
     Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

     FUTURES CONTRACTS
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2000, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $1,073,547 collateralized by cash in the amount of $1,137,400 which was invested in a short-term instrument.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. For the six months ended August 31, 2000, the Fund did not incur any capital gains or repatriation taxes.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. For the six months ended August 31, 2000, the Fund received $18 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind purchases.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .09% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $828. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $19,285,535 and $36,595,497, respectively.

     At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                       Gross Unrealized            Gross Unrealized            Net Unrealized
           Aggregate Cost                Appreciation                Depreciation               Depreciation
     ----------------------------  --------------------------  -------------------------  -------------------------
            $127,964,226                  $10,432,925                $14,768,311                 $4,335,386

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2000, 66.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          Six Months Ended                                  Year Ended
CLASS III:                                August 31, 2000                                February 29, 2000
                               -------------------------------------           -------------------------------------
                                    Shares               Amount                     Shares               Amount
                               ----------------     ----------------           ----------------     ----------------
     Shares sold                          285      $         2,992                  1,086,050      $    10,842,254

     Shares issued to
     shareholders in
     reinvestment of
     distributions                    450,019            4,626,195                    461,723            4,817,120

     Shares
     repurchased                   (2,070,712)         (21,679,643)                (4,578,895)         (45,881,263)
                               ----------------     ----------------           ----------------     ----------------

     Net decrease                  (1,620,408)     $   (17,050,456)                (3,031,122)     $   (30,221,889)
                               ================     ================           ================     ================

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARE TRANSACTIONS - CONTINUED


                                          Six Months Ended                                  Year Ended
CLASS IV:                                  August 31, 2000                                February 29, 2000
                               -------------------------------------           -------------------------------------
                                    Shares               Amount                     Shares               Amount
                               ----------------     ----------------           ----------------     ----------------
     Shares sold                            _      $             _                          _      $             _

     Shares issued to
     shareholders in
     reinvestment of
     distributions                    394,608            4,052,627                    345,952            3,649,790

     Shares
     repurchased                            -                    -                 (6,862,374)         (73,741,873)
                               ----------------     ----------------           ----------------     ----------------

     Net increase
     (decrease)                       394,608      $     4,052,627                 (6,516,422)     $   (70,092,083)
                               ================     ================           ================     ================

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2000 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                               Net Unrealized
   Settlement                               Units                              Appreciation
      Date         Deliver/Receive        of Currency          Value          (Depreciation)
---------------  -------------------   -----------------  ---------------   -------------------
Buys
     10/13/00            AUD                 6,496,367    $     3,754,649    $       (164,504)
     10/13/00            CAD                16,169,612         10,975,910            (125,615)
     09/08/00            CHF                43,592,312         25,023,623          (1,199,148)
     03/23/01            CHF                20,441,896         11,929,536            (135,542)
     09/08/00            DKK                83,260,764          9,929,152            (668,615)
     03/23/01            DKK                39,573,415          4,745,708             (56,987)
     09/08/00            EUR               182,074,232        161,899,626          (9,305,141)
     03/23/01            EUR                66,121,832         59,330,900            (313,931)
     09/08/00            GBP                70,391,764        102,422,681          (4,700,835)
     03/23/01            GBP                23,935,345         34,922,825            (515,269)
     10/13/00            HKD               126,942,388         16,281,832             (32,238)
     10/13/00            JPY             2,005,849,294         18,933,979            (640,636)
     09/08/00            NOK               367,428,346         40,489,597          (2,179,217)
     03/23/01            NOK               160,386,050         17,624,206            (174,260)
     10/13/00            NZD                16,025,052          6,861,794          (1,202,333)
     09/08/00            SEK               588,104,846         62,336,221          (3,216,366)

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD CURRENCY CONTRACTS - CONTINUED

                                                                               Net Unrealized
   Settlement                               Units                              Appreciation
      Date         Deliver/Receive        of Currency          Value          (Depreciation)
---------------  -------------------   -----------------  ---------------   -------------------
Buys - continued
     03/23/01            SEK               266,601,713    $    28,636,709    $       (229,845)
     10/13/00            SGD                 6,089,030          3,552,319             (67,122)
                                                                              -----------------
                                                                             $    (24,927,604)
                                                                              =================

Sales
     10/13/00            AUD                12,919,420    $     7,466,925    $         470,041
     10/13/00            CAD                12,293,922          8,345,097               49,525
     09/08/00            CHF                43,592,312         25,023,623            1,396,600
     03/23/01            CHF                23,150,416         13,510,181              164,056
     09/08/00            DKK                83,260,764          9,929,152              711,295
     03/23/01            DKK                43,687,349          5,239,057               32,472
     09/08/00            EUR               182,074,232        161,899,626            6,486,053
     03/23/01            EUR                99,936,098         89,672,328              780,855
     09/08/00            GBP                70,391,764        102,422,681            2,062,929
     03/23/01            GBP                39,221,521         57,226,095              664,115
     10/13/00            HKD               198,004,716         25,396,399               41,883
     10/13/00            JPY             5,801,963,555         54,766,953            1,206,532
     09/08/00            NOK               367,428,346         40,489,597            2,416,925
     03/23/01            NOK               188,368,436         20,699,083              192,655
     10/13/00            NZD                14,847,831          6,357,718            1,054,461
     09/08/00            SEK               588,104,846         62,336,221            3,471,510
     03/23/01            SEK               297,066,194         31,909,015               57,628
     10/13/00            SGD                 6,185,244          3,608,450               67,279
                                                                              -----------------
                                                                             $      21,326,814
                                                                              =================

Currency Abbreviations:

      AUD   Australian Dollar                HKD   Hong Kong Dollar
      CAD   Canadian Dollar                  JPY   Japanese Yen
      CHF   Swiss Franc                      NOK   Norwegian Kroner
      DKK   Danish Krona                     NZD   New Zealand Dollar
      EUR   Euro                             SEK   Swedish Krona
      GBP   British Pound                    SGD   Singapore Dollar

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  FUTURES CONTRACTS

                                                                 Net Unrealized
  Number of                                         Contract      Appreciation
  Contracts        Type        Expiration Date       Value       (Depreciation)
-------------  ------------  -------------------  ------------  -----------------
Buys
          38        DAX         September 2000   $  6,131,779  $          36,452
          14     HANG SENG      September 2000      1,540,138            (31,233)
                                                                -----------------
                                                               $           5,219
                                                                =================

Sales
          13      IBEX 35       September 2000   $  1,257,993  $          40,081
          25    NEW FTSE 100    September 2000      2,432,676            (72,337)
                                                                -----------------
                                                               $         (32,256)
                                                                =================

  At August 31, 2000, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          SHARES     DESCRIPTION                                                                                       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 85.9%
                     BRAZIL - 6.4%
        17,000,000   Brasil Telecom Participacoes SA *                                                                   186,865
         3,578,122   Cia Saneamento Basico SAO PA                                                                        387,409
        10,899,000   Companhia Siderurgica Nacional SA                                                                   395,946
        56,264,000   Electrobras                                                                                       1,054,467
        17,000,000   Embratel Participacoes SA *                                                                         322,341
             6,000   Petroleo Brasileiro SA (Petrobras) ADR *                                                            190,875
            82,523   Souza Cruz (Registered)                                                                             405,925
        17,000,000   Tele Celular Sul Participacoes SA *                                                                  54,191
        17,000,000   Tele Centro Oeste Celular SA *                                                                       87,546
        17,000,000   Tele Leste Celular Participacoes SA *                                                                15,510
        17,000,000   Tele Nordeste Celular Participacoes SA *                                                             41,110
        17,000,000   Tele Norte Celular Participacoes SA *                                                                13,548
        17,000,000   Tele Norte Leste Participacoes SA *                                                                 333,553
        17,017,640   Telemig Celular Participacoes SA *                                                                   43,585
        17,001,128   Telesp Celular Participacoes SA *                                                                   177,533
                                                                                                                -----------------
                                                                                                                       3,710,404
                                                                                                                -----------------
                     CHILE - 2.0%
             9,900   Banco Santander ADR                                                                                 149,738
            13,400   Banco Santiago ADR                                                                                  262,975
             2,400   Compania Cervecerias                                                                                 55,500
            11,200   Compania de Telefones de Chile ADR *                                                                197,400
             7,600   Distribucion y Servicio ADR                                                                         131,100
             6,800   Enersis SA ADR *                                                                                    117,300
            17,000   Gener SA ADR                                                                                        216,750
                                                                                                                -----------------
                                                                                                                       1,130,763
                                                                                                                -----------------
                     CZECH REPUBLIC - 3.9%
            22,910   Ceska Sporitelna *                                                                                  116,582
           176,579   Ceske Energeticke Zavody AS *                                                                       481,304
            11,380   Ceske Radiokomunikace *                                                                             506,275
             8,075   Komercni Banka AS *                                                                                 181,045
             1,110   Severoceske Doly                                                                                      9,591
            21,730   SPT Telecom AS *                                                                                    328,446
             2,742   Tabak AS                                                                                            386,820
           169,500   Unipetrol *                                                                                         254,489
                                                                                                                -----------------
                                                                                                                       2,264,552
                                                                                                                -----------------
                     EGYPT - 2.3%
            48,000   Al Ahram Beverage Co GDR *                                                                          813,600
            20,100   MobiNil-Egyptian Mobile Services Co *                                                               514,651
                                                                                                                -----------------
                                                                                                                       1,328,251
                                                                                                                -----------------
                     HONG KONG - 0.2%
           128,000   Legend Holdings Ltd                                                                                 136,217
                                                                                                                -----------------



                                                                                                                                1
                            See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


          SHARES     DESCRIPTION                                                                                       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                     INDIA - 0.1%
               100   Castrol India                                                                                           590
             1,000   Satyam Computer Services *                                                                           12,513
             2,500   Silverline Technologies Ltd ADR *                                                                    52,344
                                                                                                                -----------------
                                                                                                                          65,447
                                                                                                                -----------------
                     INDONESIA - 4.8%
           893,000   Astra International *                                                                               282,452
       147,576,000   Bank Internasional Indonesia (Entitlement Letters) (b) (c) *                                              -
         4,573,700   Bank Internasional Indonesia *                                                                       41,254
           581,100   Gudang Garam                                                                                        872,174
             9,000   Gulf Resources Ltd ADR *                                                                             90,000
           196,900   HM Sampoerna                                                                                        292,449
         1,267,900   Indah Kiat Pulp & Paper *                                                                           221,863
           846,000   Matahari Putra Prima Tbk                                                                             65,116
           525,600   PT Indofood Sukses Makmur Tbk *                                                                     235,777
         1,302,000   PT Pabrik Kertas Tjiwi Kimia                                                                        191,816
           270,000   Tambang Timah Persero (Foreign Registered)                                                           70,625
         1,222,112   Telekomunikasi Indonesia                                                                            424,763
                                                                                                                -----------------
                                                                                                                       2,788,289
                                                                                                                -----------------
                     ISRAEL - 5.6%
           241,789   Bank Hapoalim Ltd                                                                                   770,450
           237,111   Bank Leumi Le-Israel                                                                                546,589
               536   Clal Electronics Industries Ltd *                                                                   120,890
            58,440   Clal Industries Ltd *                                                                               724,062
             1,000   Elron Electronic Industries Ltd *                                                                    41,225
               700   Formula Systems Ltd ADR *                                                                            35,700
             2,407   IDB Development Corp Ltd Class A1 *                                                                 112,536
            78,049   Israel Discount Bank Class A *                                                                       92,446
             1,000   Nice Systems Ltd ADR *                                                                               80,000
            11,944   Teva Pharmaceutical                                                                                 734,123
                                                                                                                -----------------
                                                                                                                       3,258,021
                                                                                                                -----------------
                     KOREA - 8.8%
             7,200   Daewoo Securities                                                                                    52,340
             8,120   Halla Climate Control Corp                                                                          301,731
            14,084   Hana Bank                                                                                            75,707
            16,200   Hyundai Electronics Industries *                                                                    296,604
            18,500   Hyundai Merchant Marine                                                                              69,578
             5,400   Hyundai Motor Co                                                                                     81,822
            16,285   Hyundai Securities Co                                                                               149,815
            24,347   Kookmin Bank                                                                                        296,446
             6,850   Korea Telecommunications ADR                                                                        259,444
            53,800   Korean Air Lines                                                                                    382,847
             3,000   LG Electronics Co                                                                                    76,302
               614   LG Information & Communication                                                                       32,950



2
                            See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          SHARES     DESCRIPTION                                                                                       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                     KOREA - CONTINUED
             7,300   LG Investments and Securities Co Ltd                                                                 76,703
             6,990   Pohang Iron & Steel (c)                                                                             535,054
             2,700   Samsung Electro Mechanics                                                                           114,697
             4,624   Samsung Electronics                                                                               1,140,621
             1,614   Samsung Electronics GDS 144A (Non Voting)                                                           100,431
            18,000   Samsung Heavy Industries *                                                                           70,620
             4,608   Samsung Securities                                                                                   93,926
            10,836   SK Corp                                                                                             183,736
            12,100   SK Telecom ADR                                                                                      310,062
            13,830   Ssangyong Oil Refining                                                                              320,569
                                                                                                                -----------------
                                                                                                                       5,022,005
                                                                                                                -----------------
                     MALAYSIA - 8.9%
            70,000   AMMB Holdings Berhad                                                                                230,263
            41,000   British American Tobacco Berhad                                                                     383,026
           120,000   Commerce Asset Holdings                                                                             315,789
           326,900   DRB-Hicom Berhad *                                                                                  212,485
            63,000   Edaran Otomobil Berhad                                                                              172,421
           160,000   Hong Leong Bank Berhad                                                                              288,421
           186,400   Kuala Lumpur Kepong Berhad                                                                          264,884
           393,000   Magnum Corp Berhad                                                                                  247,176
           170,000   Malayan Banking Berhad                                                                              653,158
            24,000   Malaysian Pacific Industries                                                                        208,421
            77,000   Nestle Malaysia                                                                                     389,053
           104,000   Oriental Holdings Berhad                                                                            214,842
           529,000   Sime Darby Berhad                                                                                   587,468
         1,077,000   Tan Chong International Ltd                                                                         172,612
            99,000   Tanjong                                                                                             214,934
           100,000   Tenaga Nasional Berhad                                                                              334,210
            90,000   United Engineers                                                                                    191,842
                                                                                                                -----------------
                                                                                                                       5,081,005
                                                                                                                -----------------
                     MEXICO - 8.7%
           131,000   Alfa SA Class A                                                                                     360,746
           115,800   Carso Global Telecom Class A *                                                                      298,133
             5,300   Cemex SA de CV ADR (Participating Certificates)                                                     124,219
            30,061   Cemex SA de CV CPO                                                                                  141,072
            12,400   Fomento Economico Mexicano SA                                                                       564,975
           141,803   Grupo Carso SA de CV Class A *                                                                      503,716
           109,000   Grupo Financiero Inbursa SA *                                                                       412,058
            49,300   Grupo Mexico Class B                                                                                220,111
             1,000   Grupo Televisa SA GDR *                                                                              64,750
           102,240   Grupo Televisa SA (Participating Certificates) *                                                    330,415
            22,000   Telefonos de Mexico Class L ADR                                                                   1,197,625
           324,562   Wal-Mart de Mexico SA de CV *                                                                       810,920
                                                                                                                -----------------
                                                                                                                       5,028,740
                                                                                                                -----------------



                                                                                                                                3
                            See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          SHARES     DESCRIPTION                                                                                       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                     PAKISTAN - 1.9%
           173,600   Fauji Fertilizer                                                                                    123,475
            57,200   HUB Power Co GDR *                                                                                  400,400
             7,900   Lever Brothers Pakistan Ltd                                                                         135,843
            93,312   Pakistan State Oil                                                                                  285,088
           400,000   Pakistan Telecom Corp Ltd Class A                                                                   177,859
                                                                                                                -----------------
                                                                                                                       1,122,665
                                                                                                                -----------------
                     PHILIPPINES - 0.5%
           384,000   Ayala Corp                                                                                           61,270
            27,000   La Tondena Distillers Inc                                                                            19,745
           948,800   Petron Corp *                                                                                        27,334
             7,600   Philippine Long Distance Telephone                                                                  128,842
            48,400   San Miguel Corp Class B                                                                              56,846
                                                                                                                -----------------
                                                                                                                         294,037
                                                                                                                -----------------
                     POLAND - 0.2%
             3,500   Agora SA GDR 144A *                                                                                  90,125
                                                                                                                -----------------

                     RUSSIA - 6.4%
            48,000   Irkutskenergo ADR                                                                                   222,000
            20,400   Lukoil Holding Co ADR                                                                             1,326,000
             8,100   Mobile Telesystems ADR *                                                                            237,937
            88,000   Norilsk Nickel (Registered) *                                                                       880,000
            42,000   Surgutneftegaz ADR *                                                                                813,750
            12,000   Unified Energy Systems GDR *                                                                        202,500
                                                                                                                -----------------
                                                                                                                       3,682,187
                                                                                                                -----------------
                     SOUTH AFRICA - 10.0%
           136,740   Amalgamated Bank of South Africa                                                                    564,806
            17,500   Anglo American Platinum Corp                                                                        684,188
             7,500   Anglo Gold Ltd                                                                                      292,578
           147,600   Comparex Holding Ltd *                                                                              228,624
             9,700   De Beers Centenary Link Units                                                                       269,889
            10,800   De Beers Consolidated Mines Ltd ADR                                                                 299,700
            60,734   Dimension Data Holdings Plc *                                                                       592,314
             7,599   Liberty International Plc                                                                            58,852
            70,201   Liberty Life Association of Africa Ltd                                                              654,437
            11,853   Nedcor Ltd                                                                                          268,594
            52,000   Rembrandt Group Ltd                                                                                 514,593
            16,800   Sappi Ltd                                                                                           146,977
            73,500   Sasol Ltd                                                                                           600,860
           143,203   Standard Bank Investment Corp                                                                       605,878
                                                                                                                -----------------
                                                                                                                       5,782,290
                                                                                                                -----------------
                     TAIWAN - 5.3%
            10,000   Asustek Computer Inc                                                                                 61,469
           448,500   China Development Industrial Bank Inc *                                                             463,331
           148,000   China Steel Corp                                                                                     98,119


4
                            See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

          SHARES     DESCRIPTION                                                                                       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                     TAIWAN - CONTINUED
            22,080   China Steel Corp GDR *                                                                              292,008
           493,900   Formosa Chemicals & Fibre Co                                                                        554,738
            26,100   Hon Hai Precision Industry Co Ltd                                                                   199,073
            47,900   Macronix International *                                                                            104,055
            67,320   Mosel Vitelic Inc *                                                                                 115,910
           247,500   Nan Ya Plastic Corp                                                                                 410,210
           102,400   Taiwan Semiconductor *                                                                              443,247
           121,200   United Microelectronics *                                                                           321,796
                                                                                                                -----------------
                                                                                                                       3,063,956
                                                                                                                -----------------
                     THAILAND - 5.9%
            47,700   Advanced Info Service Public Co Ltd (Foreign Registered) *                                          576,484
           137,500   Bangkok Bank Pcl (Foreign Registered) *                                                             142,125
           440,000   Bank of Ayudhya Pcl (Foreign Registered) *                                                           64,587
            58,800   BEC World Public Co Ltd (Foreign Registered)                                                        353,879
           129,000   CP Feedmill Public Co Ltd (Foreign Registered)                                                      160,986
            26,649   Delta Electronics Public Co Ltd (Foreign Registered)                                                198,197
           485,000   Industrial Finance Corp of Thailand (Foreign Registered) *                                           74,752
           387,231   Krung Thai Bank Public Co Ltd (Foreign Registered) *                                                116,051
            61,700   PTT Exploration and Production Public Co Ltd (Foreign Registered)                                   383,408
            75,336   Shinawatra Computer Public Co Ltd (Foreign Registered) *                                            344,656
            10,000   Siam Cement Pcl (Foreign Registered) *                                                              128,196
           146,600   Siam Commercial Bank Pcl (Foreign Registered) *                                                      67,248
           409,000   Telecomasia Corp Public Co Ltd (Foreign Registered) *                                               330,202
           441,774   Thai Farmers Bank Pcl (Foreign Registered) *                                                        270,198
           984,600   Thai Petrochemical (Foreign Registered) *                                                           101,170
           263,200   United Broadcasting Pcl (Foreign Registered) *                                                      115,905
                                                                                                                -----------------
                                                                                                                       3,428,044
                                                                                                                -----------------
                     TURKEY - 0.9%
         2,538,000   Arcelik                                                                                              80,432
         5,765,000   Doktas Dokumculuk Ticaret *                                                                          66,036
         3,212,000   KOC Holding AS                                                                                      176,602
        10,512,000   Turkiye IS Bankasi                                                                                  212,725
                                                                                                                -----------------
                                                                                                                         535,795
                                                                                                                -----------------
                     VENEZUELA - 3.1%
            63,324   Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR                                      1,559,353
           109,300   Siderurgica Venezolana (Sivensa) Class A ADR (Registered) *                                         218,600
                                                                                                                -----------------
                                                                                                                       1,777,953
                                                                                                                -----------------

                     TOTAL COMMON STOCKS (Cost $51,723,437)                                                           49,590,746
                                                                                                                -----------------


                                                                                                                                5
                            See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


         SHARES/
      PAR VALUE ($)  DESCRIPTION                                                                                       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                     PREFERRED STOCKS - 8.9%
                     BRAZIL - 7.4%
        19,898,415   Banco Bradesco SA 0.00%                                                                             167,324
           516,000   Banco do Brasil SA 0.00%                                                                              2,342
        19,898,415   Bradespar SA 0.00% *                                                                                 13,670
         3,177,000   Brasil Telecom Participacoes SA 0.00% *                                                              45,398
            15,000   Companhia Vale do Rio Doce 0.00%                                                                    405,606
        10,280,000   Electrobras Class B (Registered) 0.00%                                                              209,046
         3,177,000   Embratel Participacoes SA 0.12% *                                                                    70,542
           129,831   Investimentos Itau SA 0.00%                                                                         137,716
         3,737,000   Itaubanco SA (Registered) 0.00%                                                                     357,372
            27,775   Petroleo Brasileiro SA (Petrobras) 0.68%                                                            841,111
         3,177,000   Tele Celular Sul Participacoes SA 0.00% *                                                            13,008
         3,177,000   Tele Centro Oeste Celular SA 0.00% *                                                                 13,794
         3,177,000   Tele Leste Celular Participacoes SA 0.00% *                                                           3,265
         3,177,000   Tele Nordeste Celular Participacoes SA 0.00% *                                                        9,778
         3,177,000   Tele Norte Celular Participacoes SA 0.86% *                                                           2,811
         5,539,591   Tele Norte Leste Participacoes SA 1.60%                                                             140,355
            19,642   Telecomunicacoes Brasileiras SA ADR 0.00%                                                         1,802,153
         3,177,000   Telecomunicacoes Brasileiras SA (Registered) 0.00% *                                                     70
         3,180,296   Telemig Celular Participacoes SA 0.00% *                                                             10,400
         3,177,182   Telesp Celular Participacoes SA 0.00% *                                                              46,972
                                                                                                                -----------------
                                                                                                                       4,292,733
                                                                                                                -----------------
                     RUSSIA - 1.5%
        12,222,000   Unified Energy Systems 0.00% *                                                                      867,762
                                                                                                                -----------------


                     TOTAL PREFERRED STOCKS (Cost $4,363,542)                                                          5,160,495
                                                                                                                -----------------

                     INVESTMENT FUNDS - 0.9%
                     TAIWAN - 0.5%
            34,900   R.O.C. Taiwan Fund *                                                                                272,656
                                                                                                                -----------------

                     UNITED STATES - 0.4%
            15,000   Morgan Stanley Emerging Markets Fund *                                                              218,437
                                                                                                                -----------------


                     TOTAL INVESTMENT FUNDS (Cost $467,617)                                                              491,093
                                                                                                                -----------------

                     DEBT OBLIGATIONS - 0.4%
                     U.S. GOVERNMENT - 0.4%
$          244,645   U.S. Treasury Inflation Indexed Note, 3.375%, due 1/15/07 (a)                                       235,776
                                                                                                                -----------------

                     TOTAL DEBT OBLIGATIONS (Cost $233,885)                                                              235,776
                                                                                                                -----------------


6
                            See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


         SHARES/
      PAR VALUE ($)  DESCRIPTION                                                                                       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                     RIGHTS & WARRANTS - 0.1%
                     BRAZIL - 0.0%
           317,718   Telesp Celular Participacoes SA Preferred Rights, Expires 10/02/00 *                                    192
         1,700,112   Telesp Celular Participacoes SA Rights, Expires 10/02/00 *                                                9
                                                                                                                -----------------
                                                                                                                             201
                                                                                                                -----------------
                     INDONESIA - 0.0%
            57,050   Bank Internasional Indonesia Warrants, Expires 4/16/02 *                                                165
                                                                                                                -----------------

                     MALAYSIA - 0.0%
            27,800   United Engineers Warrants, Expires 11/18/02 *                                                        25,605
                                                                                                                -----------------

                     THAILAND - 0.1%
            71,000   Charoen Pokphand Foods Public Co Ltd Warrants, Expires 6/30/02 *                                      8,511
           116,526   Telecomasia Corp Public Co Ltd Warrants, Expires 12/31/49 *                                          29,111
                                                                                                                -----------------
                                                                                                                          37,622
                                                                                                                -----------------

                     TOTAL RIGHTS & WARRANTS (Cost $333)                                                                  63,593
                                                                                                                -----------------

                     SHORT-TERM INVESTMENTS - 3.3%
                     CASH EQUIVALENTS - 3.3%
$        1,900,000   Banque Nationale Paribas (London) Time Deposit, 6.60%, due 9/01/00                                1,900,000
                                                                                                                -----------------


                     TOTAL SHORT-TERM INVESTMENTS (Cost $1,900,000)                                                    1,900,000
                                                                                                                -----------------

                     TOTAL INVESTMENTS - 99.5%
                        (Cost $58,688,814)                                                                            57,441,703

                     Other Assets and Liabilities (net) - 0.5%                                                           286,204
                                                                                                                -----------------

                     TOTAL NET ASSETS - 100.0%                                                                $       57,727,907
                                                                                                                -----------------
                                                                                                                -----------------


                                                                                                                                7
                            See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

-------------------------------------------------------------------------------

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     ADR  American Depositary Receipt
                     GDR  Global Depository Receipt
                     GDS  Global Depository Shares

                     (a) All or a portion of this security is held as collateral for open swaps (Note 6).

                     (b) Security is restricted as to public resale.

                     (c) Valued by management (Note 1).

                     144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                     * Non-income producing security.


8
                            See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

-------------------------------------------------------------------------------


                          At August 31, 2000, industry sector diversification of the Fund's equity investments was as follows:

                          INDUSTRY SECTOR

                          Telecommunications                     17.0  %
                          Banking                                11.3
                          Energy Services                         8.7
                          Utilities                               7.4
                          Electronic Equipment                    7.0
                          Metals and Mining                       6.8
                          Financial Services                      6.2
                          Consumer Goods                          5.8
                          Food and Beverage                       5.7
                          Conglomerates                           4.5
                          Communications                          3.8
                          Construction                            2.4
                          Chemicals                               2.2
                          Automotive                              2.1
                          Insurance                               1.2
                          Paper and Allied Products               1.0
                          Transportation                          0.8
                          Services                                0.7
                          Health Care                             0.5
                          Machinery                               0.4
                          Real Estate                             0.2
                          Computers                               0.2
                          Retail Trade                            0.1
                          Aerospace                               0.1
                          Miscellaneous                           3.9
                                                         -------------
                                                                100.0  %
                                                         -------------
                                                         -------------

                                                                              9
             See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments, at value (cost $58,688,814) (Note 1)                                      $         57,441,703
      Foreign currency, at value (cost $106,247) (Note 1)                                                 105,594
      Cash                                                                                                 93,603
      Dividends and interest receivable                                                                   235,675
      Receivable for open forward contracts (Notes 1 and 6)                                                18,348
      Receivable for expenses waived or borne by Manager (Note 2)                                           6,975
                                                                                               -------------------

          Total assets                                                                                 57,901,898
                                                                                               -------------------


LIABILITIES:
      Payable for open swap contracts (Notes 1 and 6)                                                      35,380
      Accrued capital gain and repatriation taxes payable (Note 1)                                         17,722
      Payable to affiliate for (Note 2):
          Management fee                                                                                   31,719
          Shareholder service fee                                                                           7,332
      Accrued expenses                                                                                     81,838
                                                                                               -------------------

          Total liabilities                                                                               173,991
                                                                                               -------------------


NET ASSETS                                                                                   $         57,727,907
                                                                                               ===================

NET ASSETS CONSIST OF:
      Paid-in capital                                                                        $         58,089,439
      Accumulated undistributed net investment income                                                     401,768
      Accumulated undistributed net realized gain                                                         522,792
      Net unrealized depreciation                                                                      (1,286,092)
                                                                                               -------------------

                                                                                             $         57,727,907
                                                                                               ===================

NET ASSETS ATTRIBUTABLE TO CLASS III SHARES                                                  $         57,727,907
                                                                                               ===================

SHARES OUTSTANDING - CLASS III                                                                          5,704,087
                                                                                               ===================

NET ASSET VALUE PER SHARE - CLASS III                                                        $              10.12
                                                                                               ===================


10
                            See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Dividends (net of foreign tax expense of $88,644)                                        $          721,971
      Interest                                                                                             55,464
                                                                                                 -----------------
              Total income                                                                                777,435
                                                                                                 -----------------

EXPENSES:
      Management fee (Note 2)                                                                             195,791
      Custodian fees                                                                                      144,728
      Audit fees                                                                                           24,640
      Transfer agent fees                                                                                  14,100
      Legal fees                                                                                            1,596
      Trustees fees (Note 2)                                                                                  376
      Registration fees                                                                                        96
      Miscellaneous                                                                                        19,092
      Fees waived or borne by Manager (Note 2)                                                            (40,756)
                                                                                                 -----------------
                                                                                                          359,663
      Shareholder service fee - Class III (Note 2)                                                         45,183
                                                                                                 -----------------

          Net expenses                                                                                    404,846
                                                                                                 -----------------

              Net investment income                                                                       372,589
                                                                                                 -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
          Net realized gain (loss) on:
              Investments                                                                               1,311,776
              Closed swap contracts                                                                       366,783
              Foreign currency, forward contracts and foreign
                  currency related transactions                                                           (93,306)
                                                                                                 -----------------
                     Net realized gain                                                                  1,585,253
                                                                                                 -----------------

          Change in net unrealized appreciation (depreciation) on:
              Investments (Note 1)                                                                     (7,853,117)
              Open swap contracts                                                                        (334,993)
              Foreign currency, forward contracts and foreign
                  currency related transactions                                                            37,234
                                                                                                 -----------------
                     Net unrealized loss                                                               (8,150,876)
                                                                                                 -----------------

          Net realized and unrealized loss                                                             (6,565,623)
                                                                                                 -----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $       (6,193,034)
                                                                                                 =================



           See accompanying notes to the financial statements.                11

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                                    AUGUST 31, 2000            YEAR ENDED
                                                                                      (UNAUDITED)           FEBRUARY 29, 2000
                                                                                  --------------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
       Net investment income                                                    $             372,589    $             280,232
       Net realized gain                                                                    1,585,253               14,413,594
       Change in net unrealized appreciation (depreciation)                                (8,150,876)              15,392,646
                                                                                  --------------------     --------------------
       Net increase (decrease) in net assets resulting from operations                     (6,193,034)              30,086,472
                                                                                  --------------------     --------------------

Distributions to shareholders from:
       Net investment income - Class III                                                            -                        -
       Net realized gains - Class III                                                      (1,100,558)                 (56,869)
                                                                                  --------------------     --------------------
                                                                                           (1,100,558)                 (56,869)
                                                                                  --------------------     --------------------
Net share transactions - Class III (Note 5)                                                  (169,372)               3,442,979
                                                                                  --------------------     --------------------
       Total increase (decrease) in net assets                                             (7,462,964)              33,472,582

NET ASSETS:
       Beginning of period                                                                 65,190,871               31,718,289
                                                                                  --------------------     --------------------

       End of period (including accumulated undistributed
           net investment income of $401,768 and
           $29,179, respectively)                                               $          57,727,907    $          65,190,871
                                                                                  --------------------     --------------------
                                                                                  --------------------     --------------------




12                   See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
----------------------------------------------------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                                     AUGUST 31, 2000       ----------------------------------------------------
                                                       (UNAUDITED)               2000               1999              1998 *
                                                      -------------        ----------------    ---------------  ---------------

NET ASSET VALUE, BEGINNING OF PERIOD                $        11.41       $            5.74   $           8.61  $         10.00
                                                      -------------        ----------------    ---------------  ---------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.07                    0.05               0.23             0.03 +
  Net realized and unrealized gain (loss)                    (1.16)                   5.63              (2.94)           (1.42)
                                                      -------------        ----------------    ---------------  ---------------

                  Total from investment operations           (1.09)                   5.68              (2.71)           (1.39)
                                                      -------------        ----------------    ---------------  ---------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
          From net investment income                             -                       -              (0.16)               -
          From net realized gains                            (0.20)                  (0.01)                 -                -
                                                      -------------        ----------------    ---------------  ---------------

                  Total distributions                        (0.20)                  (0.01)             (0.16)               -
                                                      -------------        ----------------    ---------------  ---------------

NET ASSET VALUE, END OF PERIOD                      $        10.12       $           11.41   $           5.74  $          8.61
                                                      =============        ================    ===============  ===============

TOTAL RETURN (a)                                            (9.56%)***              98.96%            (31.60%)         (13.90%)***


RATIOS/SUPPLEMENTAL DATA:

          Net assets, end of period (000's)         $       57,728       $          65,191   $         31,718  $        39,698
          Net expenses to average
            daily net assets                                 1.34% **                1.28%              1.27%            1.65%**(b)
          Net investment income to average
            daily net assets                                 1.24% **                0.54%              3.65%            0.78%**
          Portfolio turnover rate                              41%                    157%               158%              56%
          Fees and expenses voluntarily waived or
            borne by the Manager consisted of
            the following per share amounts:        $         0.01       $            0.01   $           0.02  $          0.03

+           Computed using average shares outstanding throughout the period.
*           Period from August 29, 1997 (commencement of operations) to
            February 28, 1998.
**          Annualized.
***         Not annualized.
(a)         Calculation excludes purchase premiums and redemption fees.
            The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)         Includes stamp duties and transfer taxes not waived or borne by the manager, which approximate .16% of average daily net assets.


                See accompanying notes to the financial statements.          13

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

         GMO Evolving Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

         The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries of Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's benchmark is the IFC Investable Index.

         The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         PORTFOLIO VALUATION
         Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

         FOREIGN CURRENCY TRANSLATION
         The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts,

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


         currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

         FORWARD CURRENCY CONTRACTS
         The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

         OPTIONS
         The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000, there were no open written option contracts.

         The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


         proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

         FUTURES CONTRACTS
         The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000, there were no outstanding futures contracts.

         INDEXED SECURITIES
         The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

         SWAP AGREEMENTS
         The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


         for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreement as of August 31, 2000.

         TAXES
         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

         Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

         The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a current tax liability of $1,402 for capital gains taxes and a deferred tax liability in respect of unrealized appreciation on foreign securities of $16,320 for capital gains and repatriation taxes. The Fund has incurred $11,198 related to capital gain taxes which is included in net realized gain in the Statement of Operations.

         DISTRIBUTIONS TO SHAREHOLDERS
         The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

         Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
         Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


         basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

         EXPENSES
         The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

         PURCHASES AND REDEMPTIONS OF FUND SHARES
         The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. The fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $27,023 in purchase premiums and $11,723 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .20% may be charged on certain in-kind purchases.

         INVESTMENT RISK
         Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

    2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         GMO earns a management fee paid monthly at the annual rate of .65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


         GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

         The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

         The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $376.

3.       PURCHASES AND SALES OF SECURITIES

         Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, were as follows:

                                                                   Purchases         Proceeds
                                                                  ----------      ------------
            U.S. Government securities                            $  233,885      $  1,333,119
            Investments (non-U.S. Government securities)          23,343,805        21,900,941

         At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                 Gross Unrealized      Gross Unrealized        Net Unrealized
            Aggregate Cost        Appreciation          Depreciation           Depreciation
            --------------       ----------------      ----------------        --------------
             $58,688,814           $7,329,337             $8,576,448             $1,247,111

4.   PRINCIPAL SHAREHOLDERS

         At August 31, 2000, 65% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


5.       SHARE TRANSACTIONS

         The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                        Six Months Ended                      Year Ended
                                         August 31, 2000                   February 29, 2000
                                    ------------------------            ------------------------
           Class III:                Shares         Amount               Shares         Amount
                                    --------     -----------            --------      -----------
           Shares sold              159,892      $ 1,688,950            905,894       $ 9,227,832
           Shares issued to
           shareholders in
           reinvestment of
           distributions            104,089        1,043,275              4,836            54,017
           Shares
           repurchased             (274,297)      (2,901,597)          (723,935)       (5,838,870)
                                  ----------     ------------          ---------      ------------
           Net increase
           (decrease)               (10,316)     $  (169,372)           186,795       $ 3,442,979
                                  ==========     ============          =========      ============


6.  FINANCIAL INSTRUMENTS

         A summary of outstanding financial instruments at August 31, 2000 is as follows:

         FORWARD CURRENCY CONTRACTS

                                                                                                          Net Unrealized
                         Settlement                                Units                                   Appreciation
                             Date         Deliver/Receive        of Currency             Value             (Depreciation)
                         ----------       ---------------        -----------           ----------         ----------------
    Buy
                           11/15/00            THB                35,400,000           $  868,907            $  (34,500)
                                                                                                          ----------------
    Sale
                           11/15/00            THB                35,400,000           $  868,907             $  52,848
                                                                                                          ----------------


         Currency Abbreviations:

         THB  Thai Baht

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


         SWAP AGREEMENT



                                    Expiration                                                         Unrealized
         Notional Amount              Date        Description                                          Depreciation
         -----------------         ------------   ------------                                         ------------
         TOTAL RETURN SWAP

         $225,000                  6/08/01        Agreement with Lehman Brothers Special Financing      $(35,380)
                                                  Inc. dated 6/13/00 to receive (pay) the notional
                                                  amount multiplied by the return on the KOPSI 200
                                                  Korean Index and to pay the notional amount
                                                  multiplied by 3 month LIBOR adjusted by a
                                                  specified spread.




                                                                             21

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                     VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 93.3%
                     AUSTRALIA - 5.3%
           792,300   Amcor Ltd                                                                                         2,524,717
           363,591   Australia and New Zealand Banking Group Ltd                                                       2,737,380
           548,362   British American Tobacco Berhad                                                                   3,833,807
           501,000   Burswood Ltd                                                                                        220,003
           383,140   Capral Aluminum Ltd                                                                                 478,177
         1,085,900   CSR Ltd                                                                                           2,760,705
           551,992   Email Ltd                                                                                           966,391
           187,100   FH Faulding & Co Ltd *                                                                              994,579
           490,510   Foodland Associated                                                                               2,097,283
         2,232,929   Goodman Fielder Ltd                                                                               1,594,670
            76,000   Lihir Gold Ltd ADR *                                                                                627,000
         4,374,000   Lihir Gold Ltd *                                                                                  1,668,016
         3,204,100   Menzies Gold NL *                                                                                   175,876
        11,739,245   MIM Holdings Ltd                                                                                  7,732,547
           906,788   Newcrest Mining Ltd *                                                                             2,125,633
         3,973,791   Oil Search Ltd *                                                                                  3,880,335
         1,569,200   Orogen Minerals Ltd                                                                               1,423,494
            54,000   Orogen Minerals Ltd GDR 144A (a)                                                                    472,500
                 1   PaperlinX Ltd                                                                                             2
         6,561,371   Pasminco Ltd *                                                                                    3,639,514
           370,081   Publishing & Broadcasting Ltd                                                                     3,099,293
         5,967,403   Qantas Airways Ltd                                                                               13,584,984
           455,660   Western Mining Corp Holdings Ltd                                                                  2,148,104
           813,047   Westpac Banking Corp                                                                              5,942,229
                                                                                                                -----------------
                                                                                                                      64,727,239
                                                                                                                -----------------
                     AUSTRIA - 0.2%
            18,200   Erste Bank Der Oesterreichischen Sparkassen AG                                                      810,654
             4,827   Oesterreichische Brau Beteiligungs AG                                                               214,572
            10,242   RHI AG                                                                                              217,625
             4,264   VA Technologie AG (Bearer)                                                                          207,476
            26,160   Wienerberger Baustoffindustrie AG                                                                   558,181
                                                                                                                -----------------
                                                                                                                       2,008,508
                                                                                                                -----------------
                     BELGIUM - 1.6%
            18,144   Almanij NV                                                                                          785,092
            25,192   Cie Francois de Enterprises                                                                       4,221,825
            10,627   Credit Commercial Dexia                                                                           1,494,663
            17,668   Electrabel SA                                                                                     3,777,710
            96,135   Fortis                                                                                            2,923,888
           100,135   Fortis Strip *                                                                                          890
            17,437   GIB Holdings Ltd                                                                                    701,017
             5,649   Groupe Bruxelles Lambert NPV                                                                      1,469,006

             See accompanying notes to the financial statements.             1

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                     VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------


                     BELGIUM - CONTINUED
            15,883   Kredietbank NPV                                                                                     727,220
            24,172   Solvay et Cie                                                                                     1,575,226
            62,409   UCB SA                                                                                            2,379,185
                                                                                                                -----------------
                                                                                                                      20,055,722
                                                                                                                -----------------
                     BRAZIL - 1.1%
            75,700   Petroleo Brasileiro SA (Petrobras) ADR *                                                          2,408,206
           244,866   Tele Norte Leste Participacoes SA ADR                                                             6,244,083
           109,800   Ultrapar Participacoes SA ADR                                                                     1,214,663
           181,600   Votorantim Celulose e Papel SA ADR *                                                              3,654,700
                                                                                                                -----------------
                                                                                                                      13,521,652
                                                                                                                -----------------
                     CANADA - 1.5%
            26,100   Alcan Aluminum Ltd *                                                                                853,982
            86,893   Alliance Forest Products Inc 144A (a) *                                                           1,066,533
           295,000   Boliden Ltd *                                                                                       276,066
           100,000   Cambior Inc *                                                                                        33,906
            63,000   Canadian Occidental Petroleum Ltd                                                                 1,653,341
            73,264   Concord Pacific Group *                                                                              47,198
            43,000   Falconbridge Ltd                                                                                    555,488
            20,300   Fletcher Challenge Ltd Class A                                                                      244,346
           101,500   Iamgold (International African Mining Gold) *                                                       189,282
            90,000   Inco Ltd *                                                                                        1,595,972
           220,100   KAP Resources Ltd (e) *                                                                               1,493
            79,000   Manulife Financial Corp                                                                           1,703,591
            67,137   Oxford Properties Group *                                                                           764,861
           109,000   Rothmans Inc                                                                                      1,330,485
           633,600   Semi-Tech Class A (e) *                                                                               4,297
           173,000   Sun Life Financial Services of Canada Inc *                                                       3,643,813
            77,200   Teck Corp Class B *                                                                                 552,307
           143,300   Tembec Inc Class A *                                                                              1,481,928
           154,000   TimberWest Forest Corp                                                                            1,138,304
            82,740   Trizec Hahn Corp (Sub-Voting)                                                                     1,282,073
            38,400   TVX Gold Inc *                                                                                       78,120
                                                                                                                -----------------
                                                                                                                      18,497,386
                                                                                                                -----------------
                     FINLAND - 0.8%
           337,400   Metso Oyj                                                                                         4,079,530
           340,150   Oyj Hartwall Abp                                                                                  6,048,207
                                                                                                                -----------------
                                                                                                                      10,127,737
                                                                                                                -----------------
                     FRANCE - 7.3%
            26,700   Accor SA *                                                                                        1,151,275
           113,565   Alcatel SA *                                                                                      9,293,825
            53,242   Aventis SA Class A                                                                                3,999,791
            12,940   Axa SA                                                                                            1,844,140

2            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                     VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     FRANCE - CONTINUED
            44,271   Banque Nationale de Paris                                                                         4,073,670
            53,495   BIC SA                                                                                            2,523,044
            25,280   Bouygues *                                                                                        1,590,119
             5,882   Cap Gemini SA                                                                                     1,228,907
             5,442   Chargeurs International SA                                                                          297,550
            22,520   Christian Dior SA *                                                                               1,237,323
            15,281   Club Mediterranee SA                                                                              1,995,721
            72,217   Compagnie Generale d'Industrie et de Participations                                               3,428,522
             3,073   Elf Gabon                                                                                           409,534
            11,564   Eridania Beghin-Say SA                                                                            1,028,097
           661,570   Eurotunnel SA Units (Bearer) *                                                                      594,051
            16,107   France Telecom SA                                                                                 1,840,111
            13,356   Gaz et Eaux                                                                                         871,563
            13,578   Groupe Danone                                                                                     1,856,600
            11,495   Guyenne et Gascogne SA *                                                                            986,194
             6,054   Imetal                                                                                              699,700
             9,780   Lafarge Coppee SA                                                                                   725,155
            20,276   Lagardere Groupe                                                                                  1,446,617
            52,384   Michelin SA Class B                                                                               1,536,876
            26,833   Pechiney SA Class A                                                                               1,228,578
            17,367   Pernod Ricard                                                                                       912,512
            19,292   Peugeot SA                                                                                        3,565,808
             9,740   Pinault Printemps Redoute                                                                         1,843,575
            14,600   Renault SA                                                                                          635,507
            10,530   Saint-Gobain                                                                                      1,402,382
             5,565   Sidel (Bearer)                                                                                      379,478
            27,663   Sophia (EX-SFI)                                                                                     701,169
            33,065   SPIE Batignolles                                                                                  2,439,904
            65,320   Suez Lyonnaise des Eaux                                                                           9,692,341
            20,719   Suez Lyonnaise des Eaux Strip *                                                                         184
             8,830   Technip SA                                                                                        1,146,931
            62,544   Thomson CSF                                                                                       2,591,181
           101,283   Total Fina SA                                                                                    15,046,628
            93,950   Usinor Sacilor                                                                                    1,006,491
            31,410   Valeo SA                                                                                          1,686,674
            24,686   Worms et Compagnie SA                                                                               368,492
                                                                                                                -----------------
                                                                                                                      89,306,220
                                                                                                                -----------------
                     GERMANY - 8.1%
           119,600   Adidas Salomon AG                                                                                 6,432,988
           128,500   Bankgesellschaft Berlin AG                                                                        1,839,311
            43,990   Bayer AG                                                                                          1,863,559
            84,400   Bayerische Motoren Werke AG                                                                       2,731,304

             See accompanying notes to the financial statements.            3

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     GERMANY - CONTINUED
            41,600   Bilfinger & Berger                                                                                  517,783
            33,300   Brau und Brunnen *                                                                                1,087,997
           101,500   Celanese AG                                                                                       1,669,414
           128,000   Commerzbank AG                                                                                    4,108,122
           360,810   Continental AG                                                                                    6,559,913
           131,800   DaimlerChrysler AG                                                                                6,807,972
            13,200   DePfa Deutsche Pfandbriefbank AG                                                                  1,114,869
           124,775   Deutsche Bank AG                                                                                 10,904,538
           304,040   Dresdner Bank AG                                                                                 13,731,584
            49,100   Kiekert AG                                                                                        1,532,198
            33,310   Koelnische Rueckversicherungs Gesellschaft AG (New Shares) *                                      2,161,841
            99,450   Koelnische Rueckversicherungs Gesellschaft AG (Registered) *                                      6,507,419
           201,750   K&S AG                                                                                            3,058,188
           168,500   Lufthansa AG                                                                                      3,737,633
            79,200   Metallgesellschaft                                                                                  951,276
            55,000   Rheinmetall AG                                                                                      625,891
           152,460   RWE AG                                                                                            5,672,540
           117,000   Schmalbach-Lubeca AG                                                                                749,976
           268,000   Stinnes AG                                                                                        7,743,626
           136,600   Veba AG                                                                                           6,557,988
                                                                                                                -----------------
                                                                                                                      98,667,930
                                                                                                                -----------------
                     HONG KONG - 6.7%
         7,460,882   Akai Holdings Ltd *                                                                                  24,872
         4,530,400   Amoy Properties Ltd                                                                               4,240,370
           960,000   Beijing Enterprises Class H                                                                       1,126,255
         1,588,000   China Unicom *                                                                                    3,685,305
           805,000   CLP Holdings Ltd                                                                                  3,612,504
           293,000   Goldlion Holdings Ltd                                                                                18,784
            30,000   Great Eagle Holdings Ltd                                                                             49,620
         1,580,800   Hang Lung Development Co Ltd                                                                      1,469,465
           609,000   Henderson Land Development Co Ltd                                                                 3,381,034
         3,655,800   HKR International Ltd                                                                             1,945,248
         2,796,587   Hong Kong Electric Holdings Ltd                                                                   8,856,654
         4,891,641   Hong Kong Land Holdings                                                                           9,783,282
         2,917,894   Hysan Development Co Ltd                                                                          4,059,230
           302,000   Jardine International Motor Holdings Ltd                                                            163,598
           120,559   Jardine Matheson Holdings Ltd                                                                       590,739
         1,110,266   Liu Chong Hing Bank Ltd                                                                           1,174,425
         4,355,000   New World Development Co Ltd                                                                      7,119,389
         2,239,000   New World Infrastructure *                                                                        2,540,632
           220,000   Orient Overseas International Ltd                                                                   110,010
         3,704,073   Regal Hotels International Ltd *                                                                    132,979

4             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     HONG KONG - CONTINUED
         1,810,000   Shanghai Industrial Holdings                                                                      3,875,604
         5,827,000   South China Morning Post Ltd                                                                      4,370,642
           681,500   Swire Pacific Ltd Class A                                                                         4,674,811
         3,311,500   Swire Pacific Ltd Class B                                                                         2,950,896
         2,805,000   Wharf Holdings Ltd                                                                                6,671,464
         5,411,000   Wheelock and Co Ltd                                                                               4,509,571
                                                                                                                -----------------
                                                                                                                      81,137,383
                                                                                                                -----------------
                     HUNGARY - 0.1%
            48,000   Mol Magyar Olaj es Gazipari Rt (New Shares)                                                         656,405
                                                                                                                -----------------

                     INDIA - 0.5%
           178,164   Asian Paints Ltd                                                                                  1,011,880
           385,000   Gas Authority of India Ltd GDR                                                                    2,598,750
            21,200   ICICI Ltd ADR *                                                                                     299,450
            20,200   Mahanagar Telephone Nigam GDR 144A (a)                                                              139,885
            59,007   Mahindra & Mahindra GDR (Registered)                                                                247,829
            75,705   Oil & Natural Gas Corp Ltd                                                                          188,973
            38,500   State Bank of India Ltd GDR                                                                         387,888
           115,000   Videsh Sanchar Nigam Ltd GDR 144A (a)                                                             1,256,375
                                                                                                                -----------------
                                                                                                                       6,131,030
                                                                                                                -----------------
                     INDONESIA - 0.1%
         2,921,000   Indah Kiat Pulp & Paper *                                                                           511,131
         2,982,000   Matahari Putra Prima Tbk                                                                            229,523
           690,404   PT Daya Guna Samudera *                                                                              44,007
            35,700   PT Indosat (Persero) Tbk Class B ADR                                                                321,300
           300,000   Tambang Timah Persero (Foreign Registered)                                                           78,473
                                                                                                                -----------------
                                                                                                                       1,184,434
                                                                                                                -----------------
                     IRELAND - 0.4%
           374,850   Allied Irish Banks Plc                                                                            3,089,324
           240,900   Bank of Ireland *                                                                                 1,434,953
            80,000   Eircom Plc                                                                                          166,430
                                                                                                                -----------------
                                                                                                                       4,690,707
                                                                                                                -----------------
                     ITALY - 4.6%
           136,561   Assicurazioni Generali SPA                                                                        4,206,841
            68,334   Banca Commerciale Italiana SPA                                                                      368,159
            65,113   Banca di Legano SPA                                                                                 341,543
           428,990   Banca Intesa SPA                                                                                  1,838,317
           140,039   Banca Nazionale Del Lavoro SPA                                                                      520,417
           236,958   Banca Toscana                                                                                       798,430
           416,369   Banco Ambrosiano Veneto SPA (Savings Shares)                                                      1,016,125
           159,857   Buzzi Unicem SPA                                                                                    793,034

             See accompanying notes to the financial statements.            5

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     ITALY - CONTINUED
           758,012   Credito Italiano                                                                                  3,922,160
           168,447   Danieli and Co SPA (Savings Shares)                                                                 405,095
           228,852   Edison SPA                                                                                        2,274,693
           535,700   Enel SPA                                                                                          2,133,663
           625,152   ENI SPA                                                                                           3,651,549
            27,984   Ericsson SPA                                                                                      1,536,289
           146,530   Falck Acciaierie and Ferriere Lombarde                                                            1,328,779
            88,190   Fiat SPA                                                                                          2,185,940
             2,907   Fiat SPA (Savings Shares)                                                                            38,509
            75,316   Grouppo Editoriale L'Espresso                                                                     1,084,747
            86,303   IFIL Finanziaria di Partecipazioni SPA (Savings Shares)                                             383,638
           131,669   Immsi SPA *                                                                                         189,052
           650,940   Industriali Riunite SPA                                                                           2,459,552
           305,204   Istituto Nazionale Delle Assicurazioni                                                              724,482
           171,866   Italcementi SPA *                                                                                   669,253
           630,722   Italgas SPA                                                                                       2,899,043
            76,677   La Rinascente SPA                                                                                   457,419
            76,801   Mediaset SPA                                                                                      1,375,158
            43,386   Mediobanca SPA                                                                                      468,268
           395,467   Olivetti and Co SPA                                                                               1,241,112
            58,000   Pagnossin SPA                                                                                       179,446
           251,461   RAS SPA                                                                                           2,944,304
            53,792   San Paolo IMI SPA                                                                                   955,519
           230,000   Seat Pagine Gialle SPA                                                                              511,204
           743,406   Telecom Italia Mobile SPA (Savings Shares)                                                        3,701,181
           413,392   Telecom Italia SPA                                                                                5,086,562
           504,462   Telecom Italia SPA (Savings Shares)                                                               3,000,411
                                                                                                                -----------------
                                                                                                                      55,689,894
                                                                                                                -----------------
                     JAPAN - 21.7%
            52,760   Aiful Corp                                                                                        4,551,688
           243,000   Ajinomoto Co Inc                                                                                  2,634,171
            69,300   Arisawa Manufacturing                                                                             2,138,006
           610,000   Asahi Bank                                                                                        2,402,476
           239,000   Asahi Breweries Ltd                                                                               2,185,156
           451,000   Asahi Chemical Industry Co                                                                        2,820,865
            94,000   Bandai Co                                                                                         3,085,146
           299,000   Canon Inc                                                                                        13,374,250
           150,800   Chubu Electric Power Co Inc                                                                       2,559,527
           389,000   Chugai Pharmaceutical Co Ltd                                                                      6,930,795
            93,200   Chugoku Electric Power Co Inc                                                                     1,450,788
            45,580   Circle K Japan Co Ltd                                                                             1,637,016
           255,900   Credit Saison Co                                                                                  6,179,131

6             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     JAPAN - CONTINUED
           216,000   Daimaru Inc *                                                                                       631,958
           104,000   Dainippon Printing Co Ltd                                                                         1,637,434
           891,000   Daiwa Securities Co Ltd                                                                          11,112,434
               137   East Japan Railway Co                                                                               745,124
           115,000   Fuji Photo Film Co Ltd                                                                            4,119,467
           166,000   Fujitec Co                                                                                        1,525,506
            26,000   H I S Co Ltd                                                                                        975,244
            41,000   Hitachi Credit Corp                                                                               1,076,519
           390,000   Honda Motor Co Ltd                                                                               14,262,941
           187,000   Hosiden Corp                                                                                      6,540,791
            30,000   Hoya Corp                                                                                         2,869,467
           125,000   INAX Corp                                                                                           676,341
            72,000   Japan Airport Terminal Co Ltd                                                                       587,397
           741,000   Kajima Corp                                                                                       2,202,710
           301,000   Kao Corp                                                                                          8,270,161
           569,000   Komatsu Ltd                                                                                       3,676,303
           452,000   Konica Corp                                                                                       3,602,776
         1,253,000   Marubeni Corp *                                                                                   3,466,195
           272,000   Matsushita Electric Industrial Co Ltd                                                             7,447,862
           594,000   Minebea Co Ltd                                                                                    7,686,797
           315,000   Mitsubishi Corp                                                                                   2,304,014
           413,000   Mitsubishi Electric Corp                                                                          3,853,479
           205,000   Mitsui Mining & Smelting *                                                                        1,624,390
           532,000   Mitsui Petrochemical Industries Ltd                                                               2,698,912
           442,000   Mitsui & Co                                                                                       2,971,812
           547,000   Nikko Securities                                                                                  5,278,160
            37,400   Nintendo Co Ltd                                                                                   6,467,142
           193,000   Nippon Meat Packers Inc                                                                           2,457,746
           274,000   Nippon Mining & Metals Co Ltd                                                                     1,536,497
               449   Nippon Telegraph & Telephone                                                                      5,347,243
           111,000   NSK Ltd                                                                                             852,485
           385,000   Oki Electric Industry *                                                                           2,751,032
           130,000   Onward Kashiyama Co Ltd                                                                           1,276,350
            20,300   Orix Corp                                                                                         2,703,113
           168,000   Pioneer Electronics Corp                                                                          7,089,272
            33,000   Rinnai Corp                                                                                         676,153
            44,100   Rohm Co Ltd                                                                                      12,550,966
         1,218,000   Sakura Bank Ltd                                                                                   9,068,755
           140,000   Sekisui House Ltd                                                                                 1,420,480
            66,000   Shimachu Co                                                                                       1,086,797
               750   Shin-Etsu Chemical Co Ltd                                                                            36,853
           183,000   Shionogi and Co Ltd                                                                               3,226,182

             See accompanying notes to the financial statements.            7

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     JAPAN - CONTINUED
            68,000   Showa Corp                                                                                          411,290
           194,000   Snow Brand Milk Products Co Ltd                                                                     734,959
           123,000   Sumitomo Bakelite Co Ltd                                                                          1,626,313
           474,000   Sumitomo Chemical Co Ltd *                                                                        2,204,651
           298,000   Sumitomo Trust & Banking                                                                          2,101,425
           177,000   Takeda Chemical Industries Ltd                                                                   10,473,275
           223,000   Tanabe Seiyaku Co Ltd                                                                             1,578,817
            77,000   Terumo Corp                                                                                       2,130,064
           159,000   The Bank of Fukuoka Ltd                                                                           1,012,387
           383,000   Tokyu Corp *                                                                                      2,000,478
            76,000   Toppan Printing Co Ltd                                                                              742,611
           112,000   Tsubaki Nakashima Co Ltd                                                                          1,451,463
           156,000   Ushio Inc                                                                                         4,000,938
               580   West Japan Railway Co                                                                             2,327,832
           185,000   Yamaha Corp                                                                                       1,625,516
           370,000   Yamanouchi Pharmaceutical Co Ltd                                                                 18,319,580
           114,000   Yamato Kogyo Co                                                                                     448,987
                                                                                                                -----------------
                                                                                                                     265,530,861
                                                                                                                -----------------
                     KOREA - 1.8%
               509   Daehan Flour Mill *                                                                                  17,491
            16,890   Dongwon Securities Co                                                                               106,634
            19,865   Hansol Paper Manufacturing Ltd                                                                       81,341
            58,383   Hyundai Electronics Industries *                                                                  1,068,929
            40,000   Hyundai Motor Co                                                                                    606,088
            91,044   Hyundai Motor Co GDR                                                                                691,934
           152,928   Kookmin Bank GDR 144A (Registered) (a)                                                            1,865,722
                68   Korea Trust *                                                                                       312,800
           115,400   LG Cable & Machinery Ltd *                                                                        1,592,442
            90,440   LG Electronics Co                                                                                 2,300,255
            27,393   Nhong Shim *                                                                                        988,248
            93,790   Pacific Chemical Corp                                                                             2,317,787
           327,000   Samsung Corp *                                                                                    2,964,014
            21,120   Samsung Display Devices                                                                             942,900
           109,340   Samsung Fire & Marine Insurance                                                                   2,919,021
            25,000   Samsung Securities                                                                                  509,583
           178,373   Shinhan Bank                                                                                      1,946,619
            14,880   Sindoricom Co Ltd                                                                                   367,722
                                                                                                                -----------------
                                                                                                                      21,599,530
                                                                                                                -----------------
                     MALAYSIA - 0.4%
           700,800   Genting Berhad                                                                                    1,973,305
           315,000   New Straits Times                                                                                   667,303
           407,000   Resorts World Berhad                                                                                840,776
           477,000   Tanjong                                                                                           1,035,592
                                                                                                                -----------------
                                                                                                                       4,516,976
                                                                                                                -----------------

8             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     MEXICO - 0.3%
         1,540,000   Controladora Comercial Mexicana SA de CV Classes B and C                                          1,974,037
           145,000   Grupo Iusacell SA de CV ADR *                                                                     1,848,750
                                                                                                                -----------------
                                                                                                                       3,822,787
                                                                                                                -----------------
                     NETHERLANDS - 4.5%
           137,263   ABN Amro Holdings NV                                                                              3,416,943
           102,712   Aegon NV                                                                                          4,008,777
            90,712   Akzo Nobel NV                                                                                     4,017,052
            14,410   Bam Groep                                                                                           698,211
            95,422   Elsevier NV                                                                                       1,155,452
            13,329   Fugro NV                                                                                            746,559
            56,682   Hal Trust Class B                                                                                 1,058,256
            66,932   Hal Trust (Participating Certificates)                                                            1,249,624
            55,860   ING Groep NV                                                                                      3,744,540
            44,664   Kon Bolswessanen                                                                                    500,327
           168,462   Koninklijke Philips Electronics NV                                                                8,207,459
            89,911   Koninklijke Philips Electronics NV ADR *                                                          4,433,736
            83,507   Koninklijke Volker Wessels                                                                        1,466,277
           161,930   Laurus NV                                                                                         1,554,810
             1,376   Moeara Enim Petroleum                                                                             2,568,999
            96,376   Royal Dutch Petroleum                                                                             5,869,291
            90,086   Royal KPN NV *                                                                                    2,403,530
            62,692   TNT Post Group NV                                                                                 1,466,423
            25,083   Unilever NV                                                                                       1,188,592
            36,181   Van Ommeren Vopak                                                                                   765,568
            88,242   Vendex NV                                                                                         1,145,393
           100,000   Wegener Arcade NV                                                                                 1,333,575
            29,107   Wereldhave NV                                                                                     1,343,046
                                                                                                                -----------------
                                                                                                                      54,342,440
                                                                                                                -----------------
                     NEW ZEALAND - 1.4%
           461,000   Air New Zealand Class B                                                                             485,548
         2,771,587   Carter Holt Harvey Ltd                                                                            2,183,445
           224,448   Fisher and Paykel Industries Ltd                                                                    715,926
         1,431,354   Fletcher Challenge Buildings                                                                      1,360,492
         1,328,807   Fletcher Challenge Energy                                                                         5,091,912
         2,173,877   Telecom Corp of New Zealand                                                                       6,059,153
         7,039,327   Trans Tasman Properties Ltd *                                                                       560,583
           485,082   Wrightson Ltd                                                                                       118,382
                                                                                                                -----------------
                                                                                                                      16,575,441
                                                                                                                -----------------
                     NORWAY - 1.0%
           349,200   DET Sondenfjeld-Norske *                                                                          1,520,034
           385,300   Petroleum Geo-Services *                                                                          7,345,599
           189,000   Prosafe ASA *                                                                                     3,061,690
                                                                                                                -----------------
                                                                                                                      11,927,323
                                                                                                                -----------------

             See accompanying notes to the financial statements.            9

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     PORTUGAL - 0.2%
           193,000   Portugal Telecom SA                                                                               2,010,996
                                                                                                                -----------------

                     SINGAPORE - 0.8%
           586,000   Allgreen Properties Ltd *                                                                           469,808
         6,853,617   Brierley Investments Ltd *                                                                        1,214,404
         3,019,546   Dairy Farm International Holdings Ltd                                                             1,388,991
           798,663   Jardine Strategic Holdings                                                                        2,276,190
           755,000   Singapore Land Ltd                                                                                1,736,943
         5,473,000   SMRT Corp Ltd *                                                                                   2,130,314
                                                                                                                -----------------
                                                                                                                       9,216,650
                                                                                                                -----------------
                     SOUTH AFRICA - 1.0%
           263,000   Allied Technologies Ltd                                                                             754,392
            65,300   Anglo Gold Ltd                                                                                    2,547,379
         1,232,606   Goldfields Ltd                                                                                    4,543,273
           329,753   Liberty Life Association of Africa Ltd                                                            3,074,069
         1,065,539   Sun International Ltd                                                                               275,076
           125,700   Trencor Ltd *                                                                                        66,703
           290,500   Western Areas Gold Mining Co Ltd *                                                                  649,953
                                                                                                                -----------------
                                                                                                                      11,910,845
                                                                                                                -----------------
                     SPAIN - 2.2%
            25,500   ACS, Actividades de Construccion y Servicios SA                                                     629,114
           200,532   Banco Bilbao Vizcaya SA                                                                           2,979,109
            28,230   Banco Popular Espanol                                                                               839,524
           298,692   Banco Santander Central Hispano                                                                   3,213,181
           186,548   Endesa                                                                                            3,640,418
           119,580   FENOSA SA                                                                                         2,222,996
           186,643   Iberdrola SA                                                                                      2,148,858
           205,780   Repsol SA                                                                                         4,079,756
            91,700   Tabacalera SA Class A                                                                             1,316,643
           256,164   Telefonica de Espana SA *                                                                         4,919,240
           125,536   Transportes Azkar SA *                                                                            1,004,470
                                                                                                                -----------------
                                                                                                                      26,993,309
                                                                                                                -----------------
                     SWEDEN - 0.6%
           215,700   Autoliv Inc SDR                                                                                   4,914,481
           209,400   Getinge Industrier AB Class B                                                                     1,886,187
                                                                                                                -----------------
                                                                                                                       6,800,668
                                                                                                                -----------------
                     SWITZERLAND - 3.1%
             2,298   Banque Cantonale Vaudoise (Bearer)                                                                  791,254
             2,186   Belimo Automation AG                                                                                940,863
               379   Bobst AG (Bearer)                                                                                   616,605
            28,852   Credit Suisse Holdings (Registered)                                                               6,026,873
             1,825   Fischer (Georg) AG (Registered)                                                                     540,415

10             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     SWITZERLAND - CONTINUED
             3,197   Forbo Holdings AG (Registered)                                                                    1,398,017
             5,230   Geberit International AG                                                                          1,569,705
            19,660   Hero AG                                                                                           2,335,439
               847   Holderbank Financiere Glarus AG (Bearer)                                                            999,844
             3,526   Jelmoli (Registered)                                                                                878,187
             6,545   Kraftwerk Laufenberg (Bearer)                                                                     1,053,555
             2,149   Merkur Holding AG (Registered)                                                                      533,997
             1,781   Nestle AG (Registered)                                                                            3,836,833
             2,696   Novartis AG (Registered)                                                                          4,075,214
               416   Societe Generale de Surveillance Holding SA (Bearer)                                                747,227
             1,554   Sulzer Gebrueder AG (Registered)                                                                  1,128,123
             2,368   Sulzer Medica AG                                                                                    676,746
             2,832   Swatch Group AG (Bearer)                                                                          4,022,381
               168   Swiss Insurance Co                                                                                  277,180
               627   Swiss Reinsurance (Bearer)                                                                        1,286,707
             2,910   Unique Zurich Airport *                                                                             551,089
             3,835   Zellweger Luwa AG (Bearer)                                                                        2,332,846
             2,591   Zurich Allied                                                                                     1,333,751
                                                                                                                -----------------
                                                                                                                      37,952,851
                                                                                                                -----------------
                     TAIWAN - 0.0%
           609,500   Standard Foods Taiwan Ltd *                                                                         255,000
                                                                                                                -----------------

                     THAILAND - 0.3%
           428,900   First Bangkok City (Foreign Registered) (e) *                                                           105
         1,291,800   Jasmine International Public Co (Foreign Registered) *                                              306,556
           388,000   PTT Exploration and Production Public Co Ltd (Foreign Registered)                                 2,411,058
           487,700   Thai Telephone & Telecommunications (Foreign Registered) *                                           64,430
           204,800   Total Access Communication *                                                                        815,104
                                                                                                                -----------------
                                                                                                                       3,597,253
                                                                                                                -----------------
                     UNITED KINGDOM - 15.1%
           162,900   Abbey National Plc                                                                                1,976,675
           327,541   Allied Domecq Plc                                                                                 1,524,978
           163,777   Anglian Water Plc *                                                                               1,332,026
           435,488   BAA                                                                                               3,484,873
           145,277   Barclays Plc                                                                                      3,635,577
           200,170   Bass Plc                                                                                          1,957,115
           101,613   Berkley Group                                                                                       830,132
           714,086   BG Group Plc                                                                                      4,457,136
           658,000   Billiton Plc                                                                                      2,594,438
           135,200   Boots Co                                                                                            999,283
         1,064,998   BP Amoco Plc                                                                                      9,769,716
           226,953   BPB Industries Plc                                                                                1,030,240

             See accompanying notes to the financial statements.            11

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     UNITED KINGDOM - CONTINUED
           533,530   British Aerospace                                                                                 3,330,153
           104,859   British Airways Plc                                                                                 496,216
           399,350   British Energy Plc                                                                                1,347,999
           501,600   British Energy Plc (Deferred Shares) (d) *                                                                -
           762,155   British Telecom Plc                                                                               9,702,852
           650,468   BTR Siebe Plc                                                                                     2,545,812
           241,008   Cable & Wireless                                                                                  4,463,833
           133,375   Capital Shopping Centres Plc                                                                        815,997
           958,074   Centrica Plc                                                                                      3,136,387
           359,936   Commercial Union Plc                                                                              5,551,102
           847,532   Cookson Group                                                                                     2,891,659
         1,241,250   Corus Group Plc *                                                                                 1,273,199
           515,523   Diageo Plc                                                                                        4,410,354
           205,042   Dixons Group Plc (New Shares)                                                                       712,253
           292,000   Enterprise Oil                                                                                    2,330,277
           315,000   FKI Plc                                                                                           1,054,111
           777,000   Gallaher Group Plc                                                                                4,284,580
           129,591   Glaxo Wellcome Plc                                                                                3,735,144
           103,864   Granada Compass Plc *                                                                             1,282,227
            51,800   Granada Media *                                                                                     489,882
           410,586   Great Portland Estates Plc                                                                        1,341,123
           473,439   Great Universal Stores Plc                                                                        3,361,491
           234,408   Hanson Plc                                                                                        1,391,492
           261,347   HSBC Holdings Plc                                                                                 3,768,246
           220,136   Imperial Chemical Industries Plc                                                                  1,489,334
           312,116   Imperial Tobacco Group Plc                                                                        2,847,290
            71,700   Johnson Matthey                                                                                   1,074,495
           652,060   Ladbroke Group                                                                                    2,068,198
         1,536,700   Lasmo Plc                                                                                         3,398,449
           618,000   Legal & General Group Plc                                                                         1,591,512
           211,000   Lloyds TSB Group Plc                                                                              1,989,324
            41,200   Lonrho Plc                                                                                          523,910
           249,810   Marconi Plc                                                                                       4,441,494
           472,500   Marks & Spencer                                                                                   1,426,487
           369,600   National Power                                                                                    2,532,800
           119,000   Nycomed Amersham Plc                                                                              1,068,776
           711,000   Old Mutual Plc                                                                                    1,779,412
           160,107   Peninsular & Oriental Steam Navigation Co                                                         1,437,287
           404,786   Powergen Plc                                                                                      3,439,429
           121,100   Prudential Corp                                                                                   1,589,274
           105,630   Railtrack Group Plc                                                                               1,512,274
           322,500   Rank Group Plc                                                                                      788,292

12             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     UNITED KINGDOM - CONTINUED
           210,000   Reed International Plc                                                                            1,802,683
           411,000   Rentokil Initial Plc *                                                                              962,755
           175,899   Reuters Holdings Plc                                                                              3,531,755
           107,641   RMC Group                                                                                         1,010,149
           761,450   Rolls-Royce                                                                                       2,116,035
           415,661   Royal & Sun Alliance Insurance Group                                                              2,902,877
           154,000   Sainsbury (J)                                                                                       799,902
           195,000   Scottish Hydro-Electric Plc                                                                       1,583,131
           350,000   Scottish Power Plc                                                                                2,673,471
           330,971   Scottish & Newcastle Plc                                                                          2,219,928
           254,693   Severn Trent Plc                                                                                  2,501,318
         1,045,000   Shell Transport & Trading (Registered)                                                            8,940,086
           350,000   Smith (David S.) Holdings Plc                                                                       852,964
           113,924   Smithkline Beecham Plc                                                                            1,487,640
             5,000   SSL International Plc                                                                                58,162
           996,000   Stagecoach Holdings Plc                                                                           1,072,356
           118,482   Standard Chartered                                                                                1,644,556
           190,763   Thames Water Plc                                                                                  2,317,548
           226,228   TI Group Plc                                                                                      1,152,026
           303,348   Tomkins Plc                                                                                         957,743
           167,347   Trinity Mirror Plc                                                                                1,269,756
           379,642   Unilever Plc                                                                                      2,383,434
            76,300   United News & Media Plc                                                                             965,810
           194,904   United Utilities                                                                                  1,814,884
           271,030   Viglen Technology Plc (Entitlement Letters) *                                                             -
           164,000   Viridian Group Plc                                                                                1,655,966
           211,000   Whitbread Plc Class A                                                                             1,528,832
           488,162   Williams Plc                                                                                      2,734,467
           119,146   Wolseley                                                                                            660,469
                                                                                                                -----------------
                                                                                                                     185,907,318
                                                                                                                -----------------
                     UNITED STATES - 0.6%
           116,000   Freeport-McMoran Copper & Gold *                                                                  1,138,250
           262,400   Royal Caribbean Cruises Ltd                                                                       5,797,761
                                                                                                                -----------------
                                                                                                                       6,936,011
                                                                                                                -----------------

                     TOTAL COMMON STOCKS (Cost $1,000,561,316)                                                     1,136,298,506
                                                                                                                -----------------

             See accompanying notes to the financial statements.           13

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES/
   PAR VALUE         DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     INVESTMENT FUNDS - 1.4%
                     INDIA - 1.4%
         1,555,504   GMO Mauritius Fund - Foreign Cell (f) *                                                          16,317,241
                                                                                                                -----------------

                     KOREA - 0.0%
            38,500   Korea Investment Fund *                                                                             238,219
                                                                                                                -----------------


                     TOTAL INVESTMENT FUNDS (Cost $16,127,839)                                                        16,555,460
                                                                                                                -----------------

                     PREFERRED STOCKS - 1.3%
                     BRAZIL - 0.2%
       146,879,058   Gerdau SA 0.00%                                                                                   2,106,921
                                                                                                                -----------------

                     GERMANY - 0.8%
           158,500   Bayerische Motoren Werke AG 1.45%                                                                 2,606,917
           170,844   Rheinmetall AG 5.47%                                                                              1,503,700
            51,500   Villeroy & Boch AG (Non Voting) 5.23%                                                               469,307
           201,000   Volkswagen AG 0.00%                                                                               5,235,882
                                                                                                                -----------------
                                                                                                                       9,815,806
                                                                                                                -----------------
                     ITALY - 0.2%
            81,123   Fiat SPA 0.00%                                                                                    1,226,802
            34,631   IFI-Istituto Finanziario 2.85%                                                                    1,046,815
            61,098   Societa Assicuratrice Industriale SPA (SAI) 4.07% *                                                 481,811
                                                                                                                -----------------
                                                                                                                       2,755,428
                                                                                                                -----------------
                     KOREA - 0.0%
            27,310   Dongwon Securities Co 0.00%                                                                          98,033
            15,020   Dongwon Securities Co Class 2 0.00% *                                                                48,768
            46,976   Hyundai Motor Co GDR 144A 0.00% (a)                                                                 100,059
            25,220   Hyundai Motor Co 0.00% *                                                                            129,654
            68,540   Jinro Ltd 0.00% *                                                                                   111,271
                                                                                                                -----------------
                                                                                                                         487,785
                                                                                                                -----------------
                     THAILAND - 0.1%
         2,300,000   Siam Commercial Bank Ltd 0.00% *                                                                  1,012,844
                                                                                                                -----------------


                     TOTAL PREFERRED STOCKS (Cost $19,669,033)                                                        16,178,784
                                                                                                                -----------------

                     CONVERTIBLE BONDS - 0.3%
                     HONG KONG - 0.1%
USD        860,000   Sino Land Co 144A, 5.00%, due 2/26/01 (a)                                                           924,500
                                                                                                                -----------------

                     JAPAN - 0.2%
JPY    384,000,000   Internet Initiative 144A, 1.75%, due 3/31/05 (a)                                                  2,736,684
                                                                                                                -----------------

14            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

    SHARES/
   PAR VALUE         DESCRIPTION                                                                                    VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     KOREA - 0.0%
KRW         19,462   Shinhan Bank, 15.00%, due 12/02/48  (b)                                                             249,254
                                                                                                                -----------------

                     MEXICO - 0.0%
USD        870,000   Grupo Financiero Invermexico, 7.50%, due 6/16/01                                                     43,500
                                                                                                                -----------------


                     TOTAL CONVERTIBLE BONDS (Cost $4,709,411)                                                         3,953,938
                                                                                                                -----------------

                     DEBT OBLIGATIONS - 0.0%
                     UNITED KINGDOM - 0.0%
GBP        102,000   BG Transco Holdings Plc Index Linked, 4.186%, due 12/14/22                                          141,177
GBP        102,000   BG Transco Holdings Plc, 7.00%, due 12/16/24                                                        140,836
GBP        102,000   BG Transco Holdings Plc, 7.273%, Variable Rate, due 12/14/09                                        148,903
GBP         35,888   British Aerospace Plc, 7.45%, due 11/30/03                                                           50,649
                                                                                                                -----------------
                                                                                                                         481,565
                                                                                                                -----------------

                     TOTAL DEBT OBLIGATIONS (Cost $433,564)                                                              481,565
                                                                                                                -----------------

                     RIGHTS & WARRANTS - 0.0%
                     ITALY - 0.0%
            68,334   Banca Intesa SPA Warrants, Expires 11/15/02 *                                                        82,016
                                                                                                                -----------------

                     THAILAND - 0.0%
         2,300,000   Siam Commercial Bank Ltd Warrants, Expires 5/10/02 *                                                196,942
                                                                                                                -----------------


                     TOTAL RIGHTS & WARRANTS (Cost $51,799)                                                              278,958
                                                                                                                -----------------

                     SHORT-TERM INVESTMENTS - 3.6%
                     CASH EQUIVALENTS - 3.6%
USD     16,400,000   Royal Bank of Canada Time Deposit, 6.625%, due 9/01/00                                           16,400,000
        27,663,400   The Boston Global Investment Trust  (c)                                                          27,663,400
                                                                                                                -----------------
                                                                                                                      44,063,400
                                                                                                                -----------------

                     TOTAL SHORT-TERM INVESTMENTS (Cost $44,063,400)                                                  44,063,400
                                                                                                                -----------------

                     TOTAL INVESTMENTS - 99.9%
                        (Cost $1,085,616,362)                                                                      1,217,810,611

                     Other Assets and Liabilities (net) - 0.1%                                                           818,914
                                                                                                                -----------------

                     TOTAL NET ASSETS - 100.0%                                                                $    1,218,629,525
                                                                                                                -----------------
                                                                                                                -----------------

             See accompanying notes to the financial statements.            15

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     ADR   American Depositary Receipt
                     GDR   Global Depository Receipt

                     GBP   British Pound
                     JPY   Japanese Yen
                     KRW   Korean Won
                     USD   United States Dollar

                     (a) Security is restricted as to public resale. The aggregate market value of restricted securities is $8,562,258 or .70% of net assets.

                     (b)   Warrants included in position of security.

                     (c)   Represents investment of security lending collateral (Note 1).

                     (d)   Bankrupt issuer.

                     (e)   Valued by management (Note 1).

                     (f)   Fund's investment in GMO Mauritius Fund - Foreign
                           Cell is comprised of the following underlying
                           securities:
      SHARES                                    SECURITY DESCRIPTION                                              MARKET VALUE
     248,950                                Bharat Heavy Electricals Ltd                                                $725,572
     156,100                                Bharat Petroleum Corporation                                                 599,795
   5,300,000                        Banque Nationale Paribas, 6.60%, due 9/01/00                                       5,300,000
     254,000                               Container Corporation of India                                                693,433
     792,650                                      Corporation Bank                                                     1,341,128
     290,069                                     Grasim Industries                                                     1,739,274
     273,157                                    Hindustan Petroleum                                                      726,948
     562,771                                   Indo Gulf Corporation                                                     450,905
     100,000                                  Maars Software Intl Ltd                                                    204,345
      90,000                                          NIIT Ltd                                                         3,735,885
     186,000                                    State Bank of India                                                      799,956
                                                                                                ---------------------------------
                                                                                                                     $16,317,241

                     144A        Securities exempt from registration under Rule
                                 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                     *   Non-income producing security.

16             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

-------------------------------------------------------------------------------

            At August 31, 2000, industry sector diversification of the Fund's equity investments was as follows:

            INDUSTRY SECTOR

            Banking                                 9.7%
            Consumer Goods                          8.1
            Energy Services                         7.0
            Utilities                               5.9
            Telecommunications                      5.8
            Health Care                             4.7
            Insurance                               4.4
            Conglomerates                           4.4
            Services                                4.4
            Machinery                               4.4
            Electronic Equipment                    4.0
            Metals and Mining                       3.9
            Financial Services                      3.7
            Automotive                              3.6
            Real Estate                             3.5
            Transportation                          3.3
            Chemicals                               3.1
            Food and Beverage                       3.0
            Construction                            2.7
            Retail Trade                            2.0
            Paper and Allied Products               1.7
            Communications                          1.5
            Computers                               1.3
            Aerospace                               0.9
            Textiles                                0.2
            Miscellaneous                           2.8
                                           -------------
                                                  100.0%
                                           -------------
                                           -------------

             See accompanying notes to the financial statements.            17

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments, at value (cost $1,085,616,362) (Note 1)                                    $     1,217,810,611
     Foreign currency, at value (cost $19,617,859) (Note 1)                                           19,384,838
     Cash                                                                                                 94,016
     Receivable for investments sold                                                                  10,080,159
     Dividends and interest receivable                                                                 3,002,639
     Foreign withholding taxes receivable                                                                773,971
     Receivable for expenses waived or borne by Manager (Note 2)                                         102,300
                                                                                               ------------------

         Total assets                                                                              1,251,248,534
                                                                                               ------------------

LIABILITIES:
     Payable upon return of securities loaned (Note 1)                                                27,663,400
     Payable for investments purchased                                                                 3,933,606
     Accrued capital gains taxes payable (Note 1)                                                         48,411
     Payable to affiliate for (Note 2):
         Management fee                                                                                  623,224
         Shareholder service fee                                                                         152,195
     Accrued expenses                                                                                    198,173
                                                                                               ------------------

         Total liabilities                                                                            32,619,009
                                                                                               ------------------

NET ASSETS                                                                                   $     1,218,629,525
                                                                                               ------------------
                                                                                               ------------------

NET ASSETS CONSIST OF:
     Paid-in capital                                                                         $     1,002,617,593
     Distributions in excess of net investment income                                                 (6,006,374)
     Accumulated undistributed net realized gain                                                      90,251,292
     Net unrealized appreciation                                                                     131,767,014
                                                                                               ------------------

                                                                                             $     1,218,629,525
                                                                                               ------------------
                                                                                               ------------------
Net assets attributable to:
     Class II Shares                                                                         $        62,641,609
                                                                                               ------------------
                                                                                               ------------------
     Class III Shares                                                                        $     1,011,959,085
                                                                                               ------------------
                                                                                               ------------------
     Class IV Shares                                                                         $       144,028,831
                                                                                               ------------------
                                                                                               ------------------

Shares outstanding:
     Class II                                                                                          4,861,408
                                                                                               ------------------
                                                                                               ------------------
     Class III                                                                                        78,430,468
                                                                                               ------------------
                                                                                               ------------------
     Class IV                                                                                         11,158,426
                                                                                               ------------------
                                                                                               ------------------

NET ASSET VALUE PER SHARE:
     Class II                                                                                $             12.89
                                                                                               ------------------
                                                                                               ------------------
     Class III                                                                               $             12.90
                                                                                               ------------------
                                                                                               ------------------
     Class IV                                                                                $             12.91
                                                                                               ------------------
                                                                                               ------------------

18             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $1,560,575)                                $       17,694,334
     Interest (including security lending income of $285,017)                                     1,266,610
                                                                                           -----------------
         Total income                                                                            18,960,944
                                                                                           -----------------

EXPENSES:
     Management fee (Note 2)                                                                      3,710,480
     Custodian fees                                                                                 491,372
     Legal fees                                                                                      31,556
     Audit fees                                                                                      25,944
     Transfer agent fees                                                                             24,472
     Trustees fees (Note 2)                                                                           7,820
     Miscellaneous                                                                                   24,865
     Fees waived or borne by Manager (Note 2)                                                      (588,800)
                                                                                           -----------------
                                                                                                  3,727,709
     Shareholder service fee (Note 2)
         Class II                                                                                    68,144
         Class III                                                                                  773,219
         Class IV                                                                                    64,759
                                                                                           -----------------

         Net expenses                                                                             4,633,831
                                                                                           -----------------

             Net investment income                                                               14,327,113
                                                                                           -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
         Net realized gain (loss) on:
             Investments                                                                         94,929,804
             Foreign currency, forward contracts and foreign currency
                 related transactions                                                            (3,147,274)
                                                                                           -----------------
                 Net realized gain                                                               91,782,530
                                                                                           -----------------

         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                                               (76,499,077)
             Foreign currency, forward contracts and foreign currency
                 related transactions                                                               867,388
                                                                                           -----------------
                                                                                           -----------------
                 Net unrealized loss                                                            (75,631,689)
                                                                                           -----------------

         Net realized and unrealized gain                                                        16,150,841
                                                                                           -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $       30,477,954
                                                                                           -----------------
                                                                                           -----------------

             See accompanying notes to the financial statements.            19

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS ENDED
INCREASE (DECREASE) IN NET ASSETS:                                                   AUGUST 31, 2000             YEAR ENDED
Operations:                                                                            (UNAUDITED)            FEBRUARY 29, 2000
                                                                                   --------------------      --------------------
       Net investment income                                                     $          14,327,113     $          17,868,303
       Net realized gain                                                                    91,782,530               148,181,152
       Change in net unrealized appreciation (depreciation)                                (75,631,689)              106,542,390
                                                                                   --------------------      --------------------

       Net increase in net assets resulting from operations                                 30,477,954               272,591,845
                                                                                   --------------------      --------------------

Distributions to shareholders from:
       Net investment income
           Class II                                                                           (740,299)                 (821,414)
           Class III                                                                       (12,121,780)              (15,074,302)
           Class IV                                                                         (1,730,177)               (2,182,701)
                                                                                   --------------------      --------------------
           Total distributions from net investment income                                  (14,592,256)              (18,078,417)
                                                                                   --------------------      --------------------

Distributions to shareholders from:
       Net realized gains
           Class II                                                                         (2,065,294)               (5,886,575)
           Class III                                                                       (33,392,072)             (106,929,723)
           Class IV                                                                         (4,706,941)              (14,634,521)
                                                                                   --------------------      --------------------
           Total distributions from net realized gains                                     (40,164,307)             (127,450,819)
                                                                                   --------------------      --------------------

Net share transactions:  (Note 4)
           Class II                                                                          3,632,074                22,900,809
           Class III                                                                         9,669,409               (12,766,551)
           Class IV                                                                          5,654,660                (4,892,649)
                                                                                   --------------------      --------------------
       Increase in net assets resulting from net share transactions                         18,956,143                 5,241,609
                                                                                   --------------------      --------------------

       Total increase (decrease) in net assets                                              (5,322,466)              132,304,218

NET ASSETS:

       Beginning of period                                                               1,223,951,991             1,091,647,773
                                                                                   --------------------      --------------------


       End of period (including distributions in excess of net
           investment income of $6,006,374 and $5,741,231,
           respectively)                                                         $       1,218,629,525     $       1,223,951,991
                                                                                   --------------------      --------------------
                                                                                   --------------------      --------------------

20             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                      YEAR ENDED FEBRUARY 28/29,
                                              AUGUST 31, 2000   -------------------------------------------------------------
                                               (UNAUDITED)         2000              1999           1998              1997*
                                                 --------        --------          --------       ---------         --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  13.14        $  11.79          $  12.09       $   10.65         $  10.02
                                                 --------        --------          --------       ---------         --------

Income from investment operations:
  Net investment income                              0.15 (c)        0.17 (c)          0.20 (c)        0.18 (c)         0.06
  Net realized and unrealized gain (loss)            0.20            2.89             (0.14)           1.48             0.65
                                                 --------        --------          --------       ---------         --------

         Total from investment operations            0.35            3.06              0.06            1.66             0.71
                                                 --------        --------          --------       ---------         --------

Less distributions to shareholders from:
     Net investment income                          (0.16)          (0.21)            (0.25)          (0.22)           (0.08)
     Net realized gains                             (0.44)          (1.50)            (0.11)          (0.00)(d)            -
                                                 --------        --------          --------       ---------         --------
         Total distributions                        (0.60)          (1.71)            (0.36)          (0.22)           (0.08)
                                                 --------        --------          --------       ---------         --------

NET ASSET VALUE, END OF PERIOD                   $  12.89        $  13.14          $  11.79        $  12.09         $  10.65
                                                 --------        --------          --------       ---------         --------
                                                 --------        --------          --------       ---------         --------

TOTAL RETURN (a)                                    2.57%***       25.63%             0.36%          15.94%            7.08%***


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)           $ 62,642        $ 60,278          $ 33,780        $ 53,949         $ 21,957
     Net expenses to average
         daily net assets                           0.82%**         0.82%             0.82%           0.82%            0.84%**(b)
     Net investment income to average
         daily net assets                           2.24%**         1.28%             1.64%           1.60%            0.83%**
     Portfolio turnover rate                          22%             35%               27%             19%              13%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                          $   0.01        $   0.01          $   0.03        $   0.03         $   0.02

*   Period from September 30, 1996 (commencement of operations) to
    February 28, 1997.
**  Annualized.
*** Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(c) Computed using average shares outstanding throughout the period.
(d) The per share realized gain distribution was $0.004.

               See accompanying notes to the financial statements.            21

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                      YEAR ENDED FEBRUARY 28/29,
                                              AUGUST 31, 2000   -------------------------------------------------------------
                                               (UNAUDITED)         2000              1999           1998              1997*
                                                 --------        --------          --------       ---------         --------
NET ASSET VALUE, BEGINNING OF PERIOD             $  13.16        $  11.81          $  12.10       $   10.66         $  10.00
                                                 --------        --------          --------       ---------         --------

Income from investment operations:
  Net investment income                             0.15 (c)         0.20 (c)          0.20 (c)        0.21 (c)         0.08
  Net realized and unrealized gain (loss)           0.19             2.86             (0.12)           1.45             0.66
                                                 --------        --------          --------       ---------         --------

         Total from investment operations            0.34            3.06              0.08            1.66             0.74
                                                 --------        --------          --------       ---------         --------

Less distributions to shareholders from:
     Net investment income                          (0.16)          (0.21)            (0.26)          (0.22)           (0.08)
     Net realized gains                             (0.44)          (1.50)            (0.11)          (0.00)(d)            -
                                                 --------        --------          --------       ---------         --------
         Total distributions                        (0.60)          (1.71)            (0.37)          (0.22)           (0.08)
                                                 --------        --------          --------       ---------         --------

NET ASSET VALUE, END OF PERIOD                   $  12.90        $  13.16          $  11.81       $   12.10         $  10.66
                                                 --------        --------          --------       ---------         --------
                                                 --------        --------          --------       ---------         --------

TOTAL RETURN (a)                                    2.50%***       25.65%             0.48%          15.95%            7.37%***

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)         $1,011,959     $1,022,498           $927,108       $847,427          $671,829
     Net expenses to average
         daily net assets                           0.75%**        0.75%              0.75%          0.75%             0.76%**(b)
     Net investment income to average
         daily net assets                           2.31%**        1.48%              1.60%          1.80%             1.24%**
     Portfolio turnover rate                          22%            35%                27%            19%               13%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                          $   0.01     $     0.01           $   0.03       $   0.03          $   0.02

*   Period from June 28, 1996 (commencement of operations) to
    February 28, 1997.
**  Annualized.
*** Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
(c) Computed using average shares outstanding throughout the period.
(d) The per share realized gain distribution was $0.004.

22               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
---------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                                   AUGUST 31, 2000   -----------------------------------------------------
                                                     (UNAUDITED)            2000                  1999             1998*
                                                      --------            --------              --------          --------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  13.16            $  11.81              $  12.11          $  10.90
                                                      --------            --------              --------          --------

Income from investment operations:
  Net investment income                                   0.16 (d)            0.21 (d)              0.22 (d)              - (b)
  Net realized and unrealized gain (loss)                 0.19                2.86                 (0.15)              1.21
                                                      --------            --------              --------          --------

       Total from investment operations                   0.35                 3.07                0.07               1.21
                                                      --------            --------              --------          --------

Less distributions to shareholders from:
  Net investment income                                  (0.16)               (0.22)              (0.26)                 -
  Net realized gains                                     (0.44)               (1.50)              (0.11)                 -
                                                      --------            --------              --------          --------
       Total distributions                               (0.60)               (1.72)              (0.37)                 -
                                                      --------            --------              --------          --------

NET ASSET VALUE, END OF PERIOD                        $  12.91            $  13.16              $  11.81          $  12.11
                                                      --------            --------              --------          --------
                                                      --------            --------              --------          --------

TOTAL RETURN (a)                                         2.60% ***           25.74%               0.53%             11.10% ***

RATIOS/SUPPLEMENTAL DATA:

       Net assets, end of period (000's)             $ 144,029            $ 141,175           $ 130,760          $ 219,785
       Net expenses to average
              daily net assets                           0.69% **             0.69%               0.69%              0.69% **
       Net investment income to average
              daily net assets                           2.37% **             1.55%               1.81%              0.26% **
       Portfolio turnover rate                             22%                  35%                 27%                19%
       Fees and expenses voluntarily waived or borne by
              the Manager consisted of the following per
              share amounts:                     $        0.01       $         0.01     $          0.03     $         0.00 (c)

*   Period from January 9, 1998 (commencement of operations) to
    February 28, 1998.
**  Annualized.
*** Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Net investment income earned was less than $.01 per share. Computed using average shares outstanding throughout the period.
(c) Fees or expenses voluntarily waived or borne by the manager were less than $.01 per share.
(d) Computed using average shares outstanding throughout the     period.


               See accompanying notes to the financial statements.            23

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the Morgan Stanley Capital International EAFE Index.

     The Fund offers three classes of shares: Class II, Class III and Class
     IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. Shares of an investment fund are valued at their net asset value as reported on each business day.

     Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.
     The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2000.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

     FUTURES CONTRACTS
     The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms.
      Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000, there were no outstanding futures contracts.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $26,116,862 collateralized by cash in the amount of $27,663,400 which was invested in a short-term instrument.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U. S. federal income tax purposes. Therefore, no provision for U. S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $48,411 for potential capital gains taxes at August 31, 2000. The accrual for capital gains taxes is included in net unrealized loss in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $7,820. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000 aggregated $259,798,152 and $286,808,924, respectively.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     At August 31, 2000 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized     Gross Unrealized   Net Unrealized
     Aggregate Cost       Appreciation         Depreciation      Appreciation
     --------------     ----------------     ----------------   --------------
     $1,085,616,362       $240,525,767         $108,331,518      $132,194,249

4.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).
     Transactions in Fund shares were as follows:

                            Six Months Ended              Year Ended
                             August 31, 2000          February 29, 2000
                        -----------------------   -------------------------
      Class II:          Shares       Amount        Shares         Amount
                        --------    -----------    ---------    ------------
     Shares sold         267,773    $ 3,520,171    1,357,706    $ 17,980,116

     Shares issued to
     shareholders in
     reinvestment of
     distributions       212,591      2,774,318      490,326       6,671,247

     Shares repurchased (205,659)    (2,662,415)    (125,595)     (1,750,554)
                        --------    -----------    ---------    ------------
    Net increase         274,705    $ 3,632,074    1,722,437    $ 22,900,809
                        --------    -----------    ---------    ------------
                        --------    -----------    ---------    ------------

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     SHARE TRANSACTIONS - CONTINUED

                              Six Months Ended              Year Ended
                               August 31, 2000          February 29, 2000
                          -----------------------   -------------------------
      Class III:           Shares       Amount        Shares         Amount
                          --------    -----------    ---------    ------------
     Shares sold           976,821    $13,118,844    3,202,401    $ 42,410,128

     Shares issued to
     shareholders in
     reinvestment of
     distributions       3,074,504     40,183,771    8,451,999     115,039,709

     Shares repurchased (3,323,349)   (43,633,206) (12,483,507)   (170,216,388)
                        -----------  ------------- ------------  --------------
     Net increase
      (decrease)           727,976    $ 9,669,409     (829,107)   $(12,766,551)
                        -----------  ------------- ------------  --------------
                        -----------  ------------- ------------  --------------

                            Six Months Ended              Year Ended
                             August 31, 2000          February 29, 2000
                        -----------------------   -------------------------
      Class IV:          Shares       Amount        Shares         Amount
                        --------    -----------    ---------    ------------
     Shares sold          34,559    $   470,000    3,174,497    $ 41,207,751

     Shares issued to
     shareholders in
     reinvestment of
     distributions       411,986      5,384,660    1,137,658      15,485,345

     Shares repurchased  (14,970)      (200,000)  (4,657,696)    (61,585,745)
                        -----------  ------------- ------------  --------------
     Net increase
      (decrease)         431,575    $ 5,654,660     (345,541)   $ (4,892,649)
                        -----------  ------------- ------------  --------------
                        -----------  ------------- ------------  --------------

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


      SHARES         DESCRIPTION                                                               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 92.0%
                     AUSTRALIA - 6.2%
           120,000   Burswood Ltd                                                                52,695
           480,797   Consolidated Rutile Ltd *                                                  227,800
            41,349   Email Ltd                                                                   72,391
            35,000   FH Faulding & Co Ltd *                                                     186,052
           275,000   Frucor Beverages Group Ltd *                                               253,144
             6,000   Lihir Gold Ltd ADR *                                                        49,500
           506,100   Menzies Gold NL *                                                           27,780
           449,303   MIM Holdings Ltd                                                           295,952
           371,000   Oil Search Ltd *                                                           362,275
            25,000   Orogen Minerals Ltd                                                         22,679
             5,000   Orogen Minerals Ltd GDR 144A                                                43,750
           525,000   Pasminco Ltd *                                                             291,211
           500,000   Western Metals Ltd *                                                        76,559
            34,000   Westpac Banking Corp                                                       248,492
                                                                                       -----------------
                                                                                              2,210,280
                                                                                       -----------------
                     BELGIUM - 0.7%
               167   Cie Francois de Enterprises                                                 27,987
             3,300   Unibra SA *                                                                237,643
                                                                                       -----------------
                                                                                                265,630
                                                                                       -----------------
                     BRAZIL - 1.3%
            35,000   Tele Centro Oeste Celular SA ADR                                           446,250
                                                                                       -----------------
                     CANADA - 2.9%
             5,000   Alliance Forest Products Inc *                                              61,370
           525,000   Atacama Minerals Corp *                                                    242,091
            15,000   Boliden Ltd *                                                               14,037
            46,172   Concord Pacific Group *                                                     29,745
            16,000   Iamgold (International African Mining Gold) *                               29,838
            90,600   KAP Resources Ltd *                                                            614
            17,397   Oxford Properties Group *                                                  198,196
            14,000   Rothmans Inc                                                               170,888
            70,000   Semi-Tech Class A *                                                            475
            30,000   TimberWest Forest Corp                                                     221,748
            21,000   TVX Gold Inc *                                                              42,722
                                                                                       -----------------
                                                                                              1,011,724
                                                                                       -----------------
                     FINLAND - 1.9%
            19,500   Jaakko Poyry Group *                                                       346,730
            19,000   Oyj Hartwall Abp                                                           337,839
                                                                                       -----------------
                                                                                                684,569
                                                                                       -----------------
                     FRANCE - 9.4%
               800   Bail-Investissement *                                                       82,077
             2,200   Christian Dalloz *                                                         141,803

               See accompanying notes to the financial statements.       1

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


      SHARES         DESCRIPTION                                                               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     FRANCE - CONTINUED
             1,520   Christian Dior SA *                                                         83,514
             2,100   Compagnie Fonciere Klepierre *                                             188,568
             2,550   Damart SA                                                                  174,565
               550   Essilor International                                                      152,561
           130,000   Eurotunnel SA Units (Bearer) *                                             116,732
             2,200   Gaumont SA *                                                               121,462
             9,200   GFI Industries SA *                                                        201,292
             1,260   Groupe Partouche *                                                          74,662
             3,000   Guyenne et Gascogne SA *                                                   257,380
             6,000   M6-Metropole Television *                                                  378,735
             5,500   Metaleurop SA *                                                             36,869
             1,351   SAGA *                                                                      45,642
             6,500   Seb SA                                                                     362,332
               578   Societe Eurafrance                                                         298,045
             7,050   Sophia (EX-SFI)                                                            178,695
             3,300   Virbac SA (Societe) *                                                      239,110
               850   Zodiac SA *                                                                182,878
                                                                                       -----------------
                                                                                              3,316,922
                                                                                       -----------------
                     GERMANY - 3.3%
             5,000   Bilfinger & Berger                                                          62,234
             2,650   Brau und Brunnen *                                                          86,582
             2,000   Commerzbank AG                                                              64,189
             2,000   DePfa Deutsche Pfandbriefbank AG                                           168,920
            30,000   Gildemeister AG *                                                          268,049
            20,000   K&S AG                                                                     303,166
             3,000   Leirheit AG                                                                 86,682
            10,000   Rheinmetall AG                                                             113,798
                                                                                       -----------------
                                                                                              1,153,620
                                                                                       -----------------
                     HONG KONG - 7.4%
           843,401   Akai Holdings Ltd *                                                          2,812
           800,000   Amoy Properties Ltd                                                        748,785
         1,080,000   Goldlion Holdings Ltd                                                       69,237
           110,000   Great Eagle Holdings Ltd                                                   181,939
            40,000   Hang Lung Development Co Ltd                                                37,183
           470,000   HKR International Ltd                                                      250,087
           107,200   Hong Kong Aircraft Engineering Co Ltd                                      193,115
            45,150   Hysan Development Co Ltd                                                    62,810
            30,000   Jardine International Motor Holdings Ltd                                    16,251
               680   Jardine Matheson Holdings Ltd                                                3,332
           190,000   Liu Chong Hing Bank Ltd                                                    200,980
           380,000   New World Development Co Ltd                                               621,210
            50,000   Orient Overseas International Ltd                                           25,002
           268,000   South China Morning Post Ltd                                               201,018
                                                                                       -----------------
                                                                                              2,613,761
                                                                                       -----------------

2               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


      SHARES         DESCRIPTION                                                               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     IRELAND - 1.7%
           245,812   Anglo Irish Bank Corp *                                                    486,396
           135,000   Fyffes Plc *                                                               124,726
                                                                                       -----------------
                                                                                                611,122
                                                                                       -----------------
                     ISRAEL - 0.7%
            25,000   BATM Advanced Communications *                                             263,710
                                                                                       -----------------
                     ITALY - 1.3%
             3,400   Ericsson SPA                                                               186,656
             2,216   Grouppo Editoriale L'Espresso                                               31,916
           185,000   Locazione Attrezzature SPA *                                               166,119
            30,000   Pagnossin SPA                                                               92,817
                                                                                       -----------------
                                                                                                477,508
                                                                                       -----------------
                     JAPAN - 24.6%
            11,310   H I S Co Ltd                                                               424,231
           100,000   Hitachi Construction Machinery Co Ltd *                                    447,299
            50,000   Kanamoto Co Ltd *                                                          335,709
            50,000   Kissei Pharmaceutical Co Ltd                                               984,621
            75,000   KOA Corp *                                                               2,292,761
            21,000   Kose Corp *                                                                630,157
           100,000   Marusan Securities *                                                       597,337
            31,000   MKC-Stat Corp *                                                            764,535
            55,000   Sanyo Chemical Industries *                                                467,789
           100,000   The Dai-Tokyo Fire & Marine Insurance Co *                                 354,464
            40,000   Yamaguchi Bank Ltd *                                                       259,190
            44,000   Yamaichi Electronics Co Ltd *                                            1,196,549
                                                                                       -----------------
                                                                                              8,754,642
                                                                                       -----------------
                     KOREA - 0.9%
             3,000   Lotte Confectionery Co                                                     305,750
                                                                                       -----------------
                     NETHERLANDS - 2.5%
             5,200   ASR Verzekeringsgroep NV *                                                 286,398
               360   Fugro NV                                                                    20,164
             6,504   Geveke *                                                                   271,772
             6,250   Telegraaf Holding MIJ NV *                                                 133,080
            12,363   Wegener Arcade NV                                                          164,870
                                                                                       -----------------
                                                                                                876,284
                                                                                       -----------------
                     NEW ZEALAND - 0.5%
           800,000   Evergreen Forests Ltd *                                                    178,110
           100,000   Trans Tasman Properties Ltd *                                                7,963
                                                                                       -----------------
                                                                                                186,073
                                                                                       -----------------
                     NORWAY - 0.7%
           200,000   Navis ASA *                                                                249,052
                                                                                       -----------------

               See accompanying notes to the financial statements.     3

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


      SHARES         DESCRIPTION                                                               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     SINGAPORE - 1.2%
           250,000   Allgreen Properties Ltd *                                                  200,430
            22,000   Singapore Land Ltd                                                          50,613
           200,000   United Overseas Land                                                       188,230
                                                                                       -----------------
                                                                                                439,273
                                                                                       -----------------
                     SOUTH AFRICA - 1.3%
           371,000   Allan Gray Property Trust *                                                107,482
           641,100   Marriott Property Fund *                                                   159,068
           145,500   Trencor Ltd *                                                               77,210
            49,700   Western Areas Gold Mining Co Ltd *                                         111,197
                                                                                       -----------------
                                                                                                454,957
                                                                                       -----------------
                     SPAIN - 0.5%
            21,450   Transportes Azkar SA *                                                     171,631
                                                                                       -----------------
                     SWEDEN - 0.9%
            35,000   Getinge Industrier AB Class B                                              315,265
                                                                                       -----------------
                     SWITZERLAND - 7.4%
             1,000   Belimo Automation AG                                                       430,404
               165   Bobst AG (Bearer)                                                          268,443
               280   Eichhof Holding AG *                                                       211,299
               500   Forbo Holdings AG (Registered)                                             218,645
             1,600   Hero AG                                                                    190,066
             1,300   Jelmoli (Registered)                                                       323,778
             1,000   Merkur Holding AG (Registered)                                             248,486
             1,000   Schaffner Holding AG (Registered) *                                        262,833
               500   Sika Finanz AG (Bearer)                                                    148,059
             1,000   Unique Zurich Airport *                                                    189,378
               330   Valiant Holding *                                                          129,155
                                                                                       -----------------
                                                                                              2,620,546
                                                                                       -----------------
                     UNITED KINGDOM - 14.7%
           229,796   Aggregate Industries Plc *                                                 237,383
            37,500   Bodycote International Plc *                                               112,122
            10,000   Bristol Water Holdings Plc *                                               119,306
            20,000   Celltech Group Plc *                                                       424,845
           100,000   Cookson Group                                                              341,186
            62,500   Costain Group *                                                             11,367
           195,924   Crest Nicholson *                                                          346,347
           138,210   FKI Plc                                                                    462,504
            25,000   Freeserve Plc *                                                             98,209
           110,000   Jarvis Plc *                                                               283,679
           100,044   Kier Group Plc *                                                           427,216
            25,000   Kingston Communications Plc *                                              183,324
            19,258   Lonrho Plc                                                                 244,890

4               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

 SHARES/
PAR VALUE ($)         DESCRIPTION                                                               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------

                     UNITED KINGDOM - CONTINUED
           200,000   Senior Plc *                                                               148,405
           150,000   Skyepharma Plc *                                                           189,871
           100,000   Smith (David S.) Holdings Plc                                              243,704
            40,000   Smith (WH) Group Plc                                                       210,095
            40,000   SSL International Plc                                                      465,293
            15,000   Trinity Mirror Plc                                                         113,813
           115,000   TT Group Plc *                                                             247,632
            30,000   Viridian Group Plc                                                         302,920
                                                                                       -----------------
                                                                                              5,214,111
                                                                                       -----------------
                     TOTAL COMMON STOCKS (Cost $32,927,179)                                  32,642,680
                                                                                       -----------------
                     PREFERRED STOCKS - 1.3%
                     GERMANY - 1.3%
            15,686   Koegel Fahrzeugwerke AG 7.21% *                                            113,657
            19,326   Rheinmetall AG 0.00%                                                       170,100
            10,000   Villeroy & Boch AG (Non Voting) 5.23%                                       91,128
             8,000   Wuerttemebergische Metallwarenfabrik AG 8.12% *                             96,729
                                                                                       -----------------
                                                                                                471,614
                                                                                       -----------------
                     TOTAL PREFERRED STOCKS (Cost $502,608)                                     471,614
                                                                                       -----------------
                     CONVERTIBLE BONDS - 0.2%
                     NEW ZEALAND - 0.2%
$          133,333   Evergreen Forests Ltd, Zero Coupon, due 3/19/09                             62,224
                                                                                       -----------------

                     TOTAL CONVERTIBLE BONDS (Cost $65,603)                                      62,224
                                                                                       -----------------
                     RIGHTS & WARRANTS - 0.1%
                     SINGAPORE - 0.1%
            60,000   United Overseas Land Warrants, Expires 6/12/04 *                            20,566
                                                                                       -----------------


                     TOTAL RIGHTS & WARRANTS (Cost $18,234)                                      20,566
                                                                                       -----------------
                     SHORT-TERM INVESTMENTS - 5.1%
                     CASH EQUIVALENTS - 5.1%
$        1,800,000   Royal Bank of Canada Time Deposit, 6.625%, due 9/01/00                   1,800,000
                                                                                       -----------------


                     TOTAL SHORT-TERM INVESTMENTS (Cost $1,800,000)                           1,800,000
                                                                                       -----------------


               See accompanying notes to the financial statements.       5

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


                                                                                             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------

                     TOTAL INVESTMENTS - 98.7%
                        (Cost $35,313,624)                                                   34,997,084
                     Other Assets and Liabilities (net) - 1.3%                                  447,206
                                                                                       -----------------
                     TOTAL NET ASSETS - 100.0%                                       $       35,444,290
                                                                                       -----------------
                                                                                       -----------------



                     NOTES TO THE SCHEDULE OF INVESTMENTS

                     ADR  American Depositary Receipt

                     GDR  Global Depository Receipt

                     144A Securities exempt from registration under rule
                           144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                     *Non-income producing security.

6                   See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 2000 (Unaudited)

-------------------------------------------------------------------------------


                 At August 31, 2000, industry sector diversification of the Fund's equity investments was as follows:

                INDUSTRY SECTOR

                 Electronic Equipment                   16.6  %
                 Real Estate                            10.1
                 Health Care                             8.9
                 Construction                            6.1
                 Consumer Goods                          5.9
                 Machinery                               5.2
                 Services                                5.1
                 Banking                                 4.7
                 Retail Trade                            4.6
                 Paper and Allied Products               3.4
                 Financial Services                      3.2
                 Food and Beverage                       3.2
                 Chemicals                               3.1
                 Communications                          3.1
                 Metals and Mining                       3.0
                 Conglomerates                           2.6
                 Aerospace                               2.0
                 Energy Services                         2.0
                 Insurance                               1.9
                 Telecommunications                      1.9
                 Utilities                               1.3
                 Transportation                          0.9
                 Automotive                              0.3
                 Textiles                                0.3
                 Miscellaneous                           0.6
                                                -------------
                                                       100.0  %
                                                -------------
                                                -------------


See accompanying notes to the financial statements.                  7

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------


ASSETS:
      Investments, at value (cost $35,313,624) (Note 1)                                       $        34,997,084
      Foreign currency, at value (cost $457,822) (Note 1)                                                 447,914
      Cash                                                                                                 63,594
      Dividends receivable                                                                                 47,352
      Foreign withholding taxes receivable                                                                  2,183
      Receivable for expenses waived or borne by Manager (Note 2)                                          16,399
                                                                                                ------------------
          Total assets                                                                                 35,574,526
                                                                                                ------------------


LIABILITIES:
      Payable for investments purchased                                                                    72,104
      Payable to affiliate for (Note 2):
          Management fee                                                                                   20,866
          Shareholder service fee                                                                           4,471
      Accrued expenses                                                                                     32,795
                                                                                                ------------------
          Total liabilities                                                                               130,236
                                                                                                ------------------


NET ASSETS                                                                                    $        35,444,290
                                                                                                ------------------
                                                                                                ------------------

NET ASSETS CONSIST OF:
      Paid-in capital                                                                         $        35,712,263
      Accumulated undistributed net investment income                                                      29,170
      Accumulated undistributed net realized gain                                                          30,601
      Net unrealized depreciation                                                                        (327,744)
                                                                                                ------------------

                                                                                              $        35,444,290
                                                                                                ------------------
                                                                                                ------------------


NET ASSETS                                                                                    $        35,444,290
                                                                                                ------------------
                                                                                                ------------------

SHARES OUTSTANDING                                                                                      3,571,429
                                                                                                ------------------
                                                                                                ------------------

NET ASSET VALUE PER SHARE                                                                     $              9.92
                                                                                                ------------------
                                                                                                ------------------


8          See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS
PERIOD FROM JUNE 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
      Dividends (net of foreign tax expense of $6,391)                           $           57,162
      Interest                                                                               22,678
                                                                                   -----------------
              Total income                                                                   79,840
                                                                                   -----------------
EXPENSES:
      Management fee (Note 2)                                                                41,638
      Custodian fees                                                                         16,384
      Audit fees                                                                             11,470
      Transfer agent fees                                                                     4,650
      Legal fees                                                                                434
      Trustees fees (Note 2)                                                                     62
      Miscellaneous                                                                             310
      Fees waived or borne by Manager (Note 2)                                              (33,310)
                                                                                   -----------------
                                                                                             41,638
      Shareholder service fee (Note 2)                                                        9,032
                                                                                   -----------------
          Net expenses                                                                       50,670
                                                                                   -----------------
              Net investment income                                                          29,170
                                                                                   -----------------
REALIZED  AND UNREALIZED GAIN (LOSS):
          Net realized gain (loss) on:
              Investments                                                                    26,769
              Foreign currency, forward contracts and foreign
                  currency related transactions                                               3,832
                                                                                   -----------------
                     Net realized gain                                                       30,601
                                                                                   -----------------
          Change in net unrealized appreciation (depreciation) on:
              Investments (Note 1)                                                         (316,540)
              Foreign currency, forward contracts and foreign
                  currency related transactions                                             (11,204)
                                                                                   -----------------
                     Net unrealized loss                                                   (327,744)
                                                                                   -----------------
          Net realized and unrealized loss                                                 (297,143)
                                                                                   -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $         (267,973)
                                                                                   -----------------
                                                                                   -----------------

          See accompanying notes to the financial statements.      9

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                   PERIOD FROM JUNE 30, 2000
                                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                                   THROUGH AUGUST 31, 2000
                                                                                         (UNAUDITED)
                                                                                   ------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
       Net investment income                                                     $                  29,170
       Net realized gain                                                                            30,601
       Change in net unrealized appreciation (depreciation)                                       (327,744)
                                                                                   ------------------------
       Net decrease in net assets resulting from operations                                       (267,973)
                                                                                   ------------------------

Net share transactions (Note 5)                                                                 35,712,263
                                                                                   ------------------------
       Total increase in net assets                                                             35,444,290

NET ASSETS:
       Beginning of period                                                                               -
                                                                                   ------------------------
       End of period (including accumulated
           undistributed net investment income of $29,170)                       $              35,444,290
                                                                                   ------------------------
                                                                                   ------------------------


10          See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                              PERIOD FROM JUNE 30, 2000
                                                             (COMMENCEMENT OF OPERATIONS)
                                                               THROUGH AUGUST 31, 2000
                                                                     (UNAUDITED)
                                                            -----------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $                    10.00
                                                          -------------------------

Income from investment operations:
  Net investment income                                                       0.01
  Net realized and unrealized gain (loss)                                    (0.09)
                                                          -------------------------

          Total from investment operations                                   (0.08)
                                                          -------------------------


NET ASSET VALUE, END OF PERIOD                          $                     9.92
                                                          -------------------------

                                                          -------------------------

TOTAL RETURN (a)                                                            (0.80%)**


RATIOS/SUPPLEMENTAL DATA:

      Net assets, end of period (000's)                 $                   35,444
      Net expenses to average
          daily net assets                                                   0.84%*
      Net investment income to average
          daily net assets                                                   0.48%*
      Portfolio turnover rate                                                   3%
      Fees and expenses voluntarily waived or
          borne by the Manager consisted of
          the following per share amount:               $                     0.01

*    Annualized

**   Not annualized

(a) The total return would have been lower had certain expenses not been waived during the period shown.


          See accompanying notes to the financial statements.    11

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Foreign Small Companies Fund (the "Fund"), which commenced operations on June 30, 2000, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in a diversified portfolio of equity securities of non-U.S. issuers. The Fund's benchmark is the Salomon Smith Barney EMI World ex-U.S. Index.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2000.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

     FUTURES CONTRACTS
     The Fund may purchase or sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000, there were no outstanding futures contracts.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions.
     At August 31, 2000, there were no open swap agreements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.
     S. federal income tax purposes. Therefore, no provision for U. S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. For the period ended August 31, 2000, the Fund did not incur any capital gains or repatriation taxes.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

     GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 2000, was $62. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2000 aggregated $1,674,044 and $1,105,457, respectively.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     At August 31, 2000 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                        Gross Unrealized     Gross Unrealized    Net Unrealized
       Aggregate Cost     Appreciation         Depreciation       Depreciation
     -----------------  -----------------  -------------------   --------------
         $35,313,624       $1,523,729           $1,840,269          $316,540

4.   PRINCIPAL SHAREHOLDER

     At August 31, 2000, 100% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                               Period from June 30, 2000
                              (commencement of operations)
                                through August 31, 2000
                              ----------------------------
                              Shares               Amount
                              ------               ------
Shares sold                  7,168,132       $  71,967,030


Shares issued to
shareholders in
reinvestment of
distributions                      -                    -
 Shares repurchased         (3,596,703)        (36,254,767)
                            ----------        ------------
 Net increase                3,571,429       $  35,712,263
                            ==========        ============


The Fund was formed with a $2,542,158 purchase and an initial contribution of securities in-kind, which had a market value of $33,424,873 on the date of contribution.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES/
PAR VALUE($)         DESCRIPTION                                                                            VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                     MUTUAL FUNDS - 86.2%
                     UNITED STATES - 86.2%
           282,077   GMO Emerging Markets Fund                                                                 2,894,113
           266,228   GMO Evolving Countries Fund                                                               2,694,225
           721,530   GMO International Core Fund                                                              15,642,776
           101,908   GMO International Small Companies Fund                                                    1,164,808
           308,469   GMO REIT Fund                                                                             2,985,978
           301,238   GMO Small Cap Value Fund                                                                  4,000,447
           927,460   GMO U.S. Core Fund                                                                       16,035,792
                                                                                                        -----------------
                                                                                                              45,418,139
                                                                                                        -----------------

                     TOTAL MUTUAL FUNDS (Cost $45,789,840)                                                    45,418,139
                                                                                                        -----------------
                     COMMON STOCKS - 0.0%
                     ITALY - 0.0%
            12,500   Grassetto SPA (a) *                                                                             111
                                                                                                        -----------------
                     UNITED KINGDOM - 0.0%
            17,870   Viglen Technology Plc (Entitlement Letters) *                                                     -
                                                                                                        -----------------

                     TOTAL COMMON STOCKS (Cost $7,040)                                                               111
                                                                                                        -----------------

                     DEBT OBLIGATIONS - 3.5%
                     U.S. GOVERNMENT AGENCY - 3.5%
        $1,900,000   Federal Farm Credit Bank Floating Rate Note, CPI + 3.00%, 5.72%, due 2/14/02              1,850,904
                                                                                                        -----------------

                     TOTAL DEBT OBLIGATIONS (Cost $1,867,492)                                                  1,850,904
                                                                                                        -----------------

                     SHORT-TERM INVESTMENTS - 7.7%
                     CASH EQUIVALENTS - 4.9%
        $2,600,000   Banque Nationale Paribas (London) Time Deposit, 6.60%, due 9/01/00                        2,600,000
                                                                                                        -----------------

                     U.S. GOVERNMENT - 2.8%
        $1,500,000   U.S. Treasury Bill, 4.91%, due 1/04/01 (b)                                                1,468,385
                                                                                                        -----------------

                     TOTAL SHORT-TERM INVESTMENTS (Cost $4,070,418)                                            4,068,385
                                                                                                        -----------------
                     TOTAL INVESTMENTS - 97.4%
                        (Cost $51,734,790)                                                                    51,337,539

                     Other Assets and Liabilities (net) - 2.6%                                                 1,377,526
                                                                                                        -----------------
                     TOTAL NET ASSETS - 100.0%                                                        $       52,715,065
                                                                                                        -----------------
                                                                                                        -----------------


       See accompanying notes to the financial statements.         1

GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

               NOTES TO THE SCHEDULE OF INVESTMENTS

               CPI  - Consumer Price Index

               (a)  Valued by management (Note 1).

               (b) All or a portion of this security is held as collateral for open futures contracts (Note 6).

               * Non-income producing security.


2       See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)



STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------

ASSETS:
      Investments, at value (cost $51,734,790) (Note 1)                                          $        51,337,539
      Foreign currency, at value (cost $46,244) (Note 1)                                                      43,162
      Cash                                                                                                    10,646
      Net receivable for open forward foreign currency contracts (Notes 1 and 6)                           1,695,378
      Interest receivable                                                                                      9,643
      Receivable for expenses waived or borne by Manager (Note 2)                                             23,447
                                                                                                   ------------------

          Total assets                                                                                    53,119,815
                                                                                                   ------------------

LIABILITIES:
      Payable for variation margin on open futures contracts (Notes 1 and 6)                                 343,710
      Payable to affiliate for (Note 2):
          Management fee                                                                                      22,434
          Shareholder service fee                                                                                997
      Accrued expenses                                                                                        37,609
                                                                                                   ------------------

          Total liabilities                                                                                  404,750
                                                                                                   ------------------

NET ASSETS                                                                                       $        52,715,065
                                                                                                   ------------------
                                                                                                   ------------------

NET ASSETS CONSIST OF:
      Paid-in capital                                                                            $        87,520,299
      Distributions in excess of net investment income                                                      (844,529)
      Accumulated net realized loss                                                                      (34,992,062)
      Net unrealized appreciation                                                                          1,031,357
                                                                                                   ------------------
                                                                                                 $        52,715,065
                                                                                                   ------------------
                                                                                                   ------------------

NET ASSETS ATTRIBUTABLE TO CLASS III SHARES                                                      $        52,715,065
                                                                                                   ------------------
                                                                                                   ------------------

SHARES OUTSTANDING - CLASS III                                                                             6,627,483
                                                                                                   ------------------
                                                                                                   ------------------
NET ASSET VALUE PER SHARE - CLASS III                                                            $              7.95
                                                                                                   ------------------
                                                                                                   ------------------



        See accompanying notes to the financial statements.          3

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------

INVESTMENT INCOME:
      Dividends from investment company shares                                          $            267,085
      Interest                                                                                       221,036
                                                                                          -------------------
          Total income                                                                               488,121
                                                                                          -------------------
EXPENSES:
      Management fee (Note 2)                                                                        122,814
      Custodian fees                                                                                  33,856
      Audit fees                                                                                      14,536
      Transfer agent fees                                                                             13,708
      Legal fees                                                                                       1,288
      Trustees fees (Note 2)                                                                             276
      Miscellaneous                                                                                      829
      Fees waived or borne by Manager (Note 2)                                                      (129,251)
                                                                                          -------------------
                                                                                                      58,056
      Shareholder service fee - Class III (Note 2)                                                     5,567
                                                                                          -------------------

          Net expenses                                                                                63,623
                                                                                          -------------------

              Net investment income                                                                  424,498
                                                                                          -------------------

REALIZED  AND UNREALIZED GAIN (LOSS):
          Net realized gain (loss) on:
              Investments                                                                            474,615
              Realized gain distributions from investment company shares                           1,672,857
              Closed futures contracts                                                            (1,356,024)
              Foreign currency, forward contracts and foreign currency related
                  transactions                                                                       752,592
                                                                                          -------------------
                     Net realized gain                                                             1,544,040
                                                                                          -------------------

          Change in net unrealized appreciation (depreciation) on:
              Investments                                                                            796,787
              Open futures contracts                                                                 106,838
              Foreign currency, forward contracts and foreign currency related
                  transactions                                                                       354,254
                                                                                            ----------------
                     Net unrealized gain                                                           1,257,879
                                                                                          -------------------
          Net realized and unrealized gain                                                         2,801,919
                                                                                          -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $          3,226,417
                                                                                          -------------------
                                                                                          -------------------


4        See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                                                    AUGUST 31, 2000               YEAR ENDED
                                                                                      (UNAUDITED)              FEBRUARY 29, 2000
                                                                                  --------------------       ----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                     $             424,498      $               957,251
      Net realized gain (loss)                                                              1,544,040                   (5,784,984)
      Change in net unrealized appreciation (depreciation)                                  1,257,879                    7,152,159
                                                                                  --------------------       ----------------------

      Net increase in net assets resulting from operations                                  3,226,417                    2,324,426
                                                                                  --------------------       ----------------------

Distributions to shareholders from:
      Net investment income - Class III                                                    (1,720,679)                  (1,419,125)
                                                                                  --------------------       ----------------------
Net share transactions - Class III (Note 5)                                                 4,490,896                   (4,857,572)
                                                                                  --------------------       ----------------------

      Total increase (decrease) in net assets                                               5,996,634                   (3,952,271)

NET ASSETS:
      Beginning of period                                                                  46,718,431                   50,670,702
                                                                                  --------------------       ----------------------
      End of period (including distributions in excess of net
      investment income of $844,529 and accumulated undistributed
      net investment income of $451,652, respectively)                          $          52,715,065      $            46,718,431
                                                                                  --------------------       ----------------------
                                                                                  --------------------       ----------------------


        See accompanying notes to the financial statements.     5

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                 YEAR ENDED FEBRUARY 28/29,
                                                         AUGUST 31, 2000   ----------------------------------------------------
                                                          (UNAUDITED)      2000       1999        1998      1997        1996
                                                          -----------      ----       ----        ----      ----        ----

NET ASSET VALUE, BEGINNING OF PERIOD                      $  7.72        $  7.59     $  8.72     $ 10.69   $ 10.64    $  10.12
                                                           -------        -------     -------     -------   -------    --------

Income from investment operations:
  Net investment income (e)                                  0.09           0.16        0.17 (c)    0.35      0.24        0.21
  Net realized and unrealized gain (loss)                    0.43           0.20       (0.88)      (0.52)     0.01        0.55
                                                           -------        -------     -------     -------   -------    --------

    Total from investment operations                         0.52           0.36       (0.71)      (0.17)     0.25        0.76
                                                           -------        -------     -------     -------   -------    --------

Less distributions to shareholders:
  From net investment income                                (0.29)         (0.23)      (0.21)      (0.35)    (0.20)      (0.24)
  In excess of net investment income                            -              -       (0.21)          -         -           -
  From net realized gains                                       -              -           -       (1.05)        -           -
  In excess of net realized gains                               -              -           -       (0.40)        -           -
                                                           -------        -------     -------     -------   -------    --------
Total distributions                                         (0.29)         (0.23)      (0.42)      (1.80)    (0.20)      (0.24)
                                                           -------        -------     -------     -------   -------    --------

NET ASSET VALUE, END OF PERIOD                            $  7.95        $  7.72     $  7.59     $  8.72   $ 10.69    $  10.64
                                                           -------        -------     -------     -------   -------    --------

                                                           -------        -------     -------     -------   -------    --------

TOTAL RETURN (a)                                            6.80% ***      4.74%      (8.13%)      (1.63%)    2.34%       7.54%


RATIOS/SUPPLEMENTAL DATA:

      Net assets, end of period (000's)                   $52,715        $46,718     $50,671     $170,706  $296,702    $382,934
      Net expenses to average
          daily net assets (d)                              0.26% *        0.21%       0.17%        0.58%     0.91% (b)   0.78%
      Net investment income to average
          daily net assets (e)                              1.73% *        1.89%       1.99%        2.93%     1.99%       2.44%
      Portfolio turnover rate                                  8%            13%         21%         277%      463%        214%
      Fees and expenses voluntarily waived or
          borne by the Manager consisted of
          the following per share amounts:                $  0.03        $  0.04     $  0.05     $   0.04  $  0.02     $ 0.005




*    Annualized
**   Not annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(c)  Computed using average shares outstanding throughout the period.
(d) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(e) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


6        See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

     GMO Global Hedged Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return consistent with minimal exposure to general equity market risk. On August 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of the Trust ("underlying funds"). The Fund's benchmark is Salomon Smith Barney 3 Month T-Bill Index.

     The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------

     are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, forward foreign exchange contracts and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

     FUTURES CONTRACTS
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian and agency, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------

     market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. There were no open swap agreements as of August 31, 2000.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At February 29, 2000, the Fund had a capital loss carryforward available to offset future gains, if any, of $10,447,067 and $21,237,637, expiring in 2007 and 2008, respectively. The value of the capital loss carryforward may be limited due to significant shareholder activity.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------

     proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2).

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .51% of the amount invested. In the case of cash redemptions, the fee is 1.40% of the amount redeemed. The Manager may waive the fee on cash redemptions if it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests. All purchase premiums and redemption fees are paid to and are recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $20,264 in purchase premiums and $1,845 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind purchases.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying funds.

     GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custodial fees, and the following expenses: brokerage commissions, and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying funds exceed the management fee. Because GMO will not reimburse expenses incurred indirectly to the extent they exceed .50%, and because the amount of fees and expenses incurred indirectly by the Fund will

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------

     vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying funds may exceed .50% of the Fund's average daily net assets. For the six months ended August 31, 2000, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were .49% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $276. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000 aggregated $7,246,450 and $3,256,499, respectively.

     At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                    Gross Unrealized    Gross Unrealized    Net Unrealized
 Aggregate Cost       Appreciation        Depreciation       Depreciation
----------------   -----------------   -----------------   ----------------
 $51,734,790            $840,745            $1,237,996         $397,251

4.  PRINCIPAL SHAREHOLDERS

     At August 31, 2000, 57.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                               Six Months Ended                      Year Ended
                               August 31, 2000                   February 29, 2000
                          ----------------------------      ---------------------------
 Class III:                 Shares           Amount            Shares         Amount
                          ------------   -------------      ------------    -----------
Shares sold                508,404      $  3,973,379            48,487    $   386,191
Shares issued to
shareholders in
reinvestment of
distributions              174,605         1,360,169           144,170      1,121,673
 Shares repurchased       (106,800)         (842,652)         (820,134)    (6,365,436)
                    ---------------    --------------    --------------  -------------
Net increase
(decrease)                 576,209        $4,490,896          (627,477)   $(4,857,572)
                    ---------------    --------------    --------------  -------------
                    ---------------    --------------    --------------  -------------

6.  FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2000 is as follows:

     FUTURES CONTRACTS

                                                                          Net Unrealized
Number of                                                                  Appreciation
Contracts             Type           Expiration Date    Contract Value    (Depreciation)
------------     ----------------    ---------------    ----------------  --------------
Sales
         15         ALL ORDS        September 2000      $   713,511      $    (8,768)
         45       MATIF CAC 40      September 2000        2,653,681           13,872
         12           DAX           September 2000        1,936,351            6,476
          5        HANG SENG        September 2000          550,049             (660)
          7         IBEX 35         September 2000          677,381           21,582
          6          MIB 30         September 2000        1,279,725          (34,901)
         49         FTSE 100        September 2000        4,768,045         (135,053)
         43           OML           September 2000          613,513           (7,491)
         14           OMX           September 2000          185,858           (3,421)
         67         S&P 500         September 2000       25,480,100         (430,560)
         44        TSE TOPIX        September 2000        6,222,056          315,450
                                                                          --------------
                                                                         $  (263,474)
                                                                          --------------
                                                                          --------------

At August 31, 2000, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------


FORWARD CURRENCY CONTRACTS

                                                                  Net Unrealized
Settlement                               Units                    Appreciation
  Date              Deliver/Receive   of Currency     Value      (Depreciation)
----------      -------------------  ------------   ---------   ---------------


Buys
  09/08/00             CHF          1,944,633      $ 1,116,292      $    (9,127)
  09/08/00             DKK          1,413,740          168,594           (2,148)
  09/08/00             EUR          8,402,467        7,471,438          (38,440)
  09/08/00             GBP          3,211,656        4,673,081         (117,008)
  03/23/01             GBP            170,950          249,425              533
  10/13/00             JPY         50,635,000          477,963          (22,037)
  09/08/00             NOK            790,000           87,056           (1,134)
  09/08/00             SEK          5,907,678          626,185           (3,414)
                                                                   -------------
                                                                    $  (192,775)
                                                                   -------------
                                                                   -------------
Sales
  10/13/00             AUD            967,558      $   559,211      $    25,471
  09/08/00             CHF          1,944,633        1,116,292          101,846
  03/23/01             CHF          1,873,508        1,093,347            6,860
  09/08/00             DKK          1,413,740          168,594           21,578
  03/23/01             DKK          1,413,740          169,538            2,164
  09/08/00             EUR          8,402,467        7,471,438          957,853
  03/23/01             EUR          7,983,004        7,163,123           23,539
  09/08/00             GBP          3,211,656        4,673,081          339,223
  03/23/01             GBP          2,774,925        4,048,750           71,738
  10/13/00             HKD          3,255,139          417,509              710
  10/13/00             JPY        603,360,710        5,695,353          261,793
  09/08/00             NOK            790,000           87,056            9,203
  03/23/01             NOK            790,000           86,810            1,163
  09/08/00             SEK          5,907,678          626,185           57,466
  03/23/01             SEK          5,907,678          634,566            3,387
  10/13/00             SGD            341,040          198,962            4,159
                                                                   -------------
                                                                    $ 1,888,153
                                                                   -------------
                                                                   -------------


  Currency Abbreviations:

  AUD  Australian Dollar    HKD  Hong Kong Dollar
  CHF  Swiss Franc          JPY  Japanese Yen
  DKK  Danish Krona         NOK  Norwegian Kroner
  EUR  Euro                 SEK  Swedish Krona
  GBP  British Pound        SGD  Singapore Dollar

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 94.2%
                     AUSTRALIA - 1.2%
           428,000   Amcor Ltd                                                                                         1,363,851
           126,975   Australia and New Zealand Banking Group Ltd                                                         955,961
           265,969   Caltex Australia Ltd                                                                                437,979
           874,796   CSR Ltd                                                                                           2,224,011
         1,140,531   Goodman Fielder Ltd                                                                                 814,523
           166,000   Jupiters Ltd                                                                                        324,192
            63,073   National Food Ltd                                                                                    73,616
           834,600   National Mutual Holdings                                                                          1,297,204
           142,666   PaperlinX Ltd                                                                                       296,757
           388,921   PMP Communications Ltd                                                                              440,448
         1,894,179   Qantas Airways Ltd                                                                                4,312,159
           977,139   Schroders Property                                                                                1,321,143
           707,667   Western Mining Corp Holdings Ltd                                                                  3,336,133
         1,611,908   Westfield Trust Units                                                                             2,961,726
                                                                                                                -----------------
                                                                                                                      20,159,703
                                                                                                                -----------------
                     AUSTRIA - 3.4%
            72,573   Austria Tabakwerke AG                                                                             2,790,534
           117,144   Austrian Airlines                                                                                 1,359,117
             5,944   Bau Holdings AG                                                                                     182,316
           164,269   Boehler Uddeholm (Bearer)                                                                         5,244,417
            82,962   Brau Union AG                                                                                     3,606,735
            18,385   EA-Generali AG                                                                                    2,958,478
            69,063   Energie-Versorgung Niederoesterreich AG                                                           2,161,296
           167,454   Erste Bank Der Oesterreichischen Sparkassen AG                                                    7,458,636
            86,113   Flughafen Wien AG                                                                                 2,955,934
            29,934   Mayr-Melnhof Karton AG (Bearer)                                                                   1,357,254
            44,545   Oesterreichische Brau Beteiligungs AG                                                             1,980,137
             4,098   Oesterreichische Elektrizitaetswirtschafts AG                                                       382,549
            72,913   OMV AG                                                                                            5,413,394
           194,941   RHI AG                                                                                            4,142,164
           633,289   Voest-Alpine Stahl AG                                                                            16,750,011
                                                                                                                -----------------
                                                                                                                      58,742,972
                                                                                                                -----------------
                     BELGIUM - 0.2%
             6,000   Arbed SA                                                                                            432,078
             5,050   Bekaert SA                                                                                          228,975
             1,100   Compagnie Maritime Belge SA                                                                          66,012
            14,100   Electrafina NPV                                                                                   2,118,517
             2,200   Glaverbel NPV                                                                                       158,429
                                                                                                                -----------------
                                                                                                                       3,004,011
                                                                                                                -----------------


              See accompanying notes to the financial statements.             1

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     CANADA - 0.8%
            45,200   Bank of Montreal                                                                                  1,851,341
            17,100   Emera Inc                                                                                           182,057
            40,807   Fletcher Challenge Ltd Class A                                                                      491,184
            98,010   Hudsons Bay Co                                                                                    1,026,857
               180   Methanex Corp *                                                                                       1,068
            41,720   PanCanadian Petroleum Ltd                                                                           983,128
            28,500   Potash Corp of Saskatchewan                                                                       1,509,409
            45,100   Quebecor Inc Class B                                                                              1,200,403
            48,254   Rogers Wireless Communications Inc *                                                              1,456,144
            83,960   Stelco Inc Class A                                                                                  404,242
           322,074   Transcanada Pipelines Ltd                                                                         3,123,221
            98,600   Westcoast Energy Inc                                                                              1,905,605
                                                                                                                -----------------
                                                                                                                      14,134,659
                                                                                                                -----------------
                     DENMARK - 0.6%
            58,260   Den Danske Bank                                                                                   7,294,266
            56,020   Kapital Holding AS                                                                                1,563,079
             3,020   Novo-Nordisk A/S Class B *                                                                          613,979
            34,400   Topdanmark AS *                                                                                     648,093
                                                                                                                -----------------
                                                                                                                      10,119,417
                                                                                                                -----------------
                     FINLAND - 1.0%
            34,500   Amer Group Class A                                                                                  786,743
           181,900   Enso Oyj Class R                                                                                  1,665,697
            82,500   Finnair Class A                                                                                     315,390
           194,200   Fortum Oyj                                                                                          685,434
            21,838   Instrumentarium Oyj                                                                                 523,236
           171,800   Kesko Oyj                                                                                         1,573,210
            16,950   Kone Oyj                                                                                          1,103,080
            25,200   Metra AB Class A                                                                                    457,043
            26,500   Outokumpu Class A                                                                                   263,870
            83,800   Partek Oyj                                                                                          990,882
           163,554   Rautaruukki Oyj                                                                                     668,875
            56,000   Sampo Insurance Co Ltd Class A                                                                    2,277,746
             6,687   Sanitec Oyj                                                                                          57,073
            41,050   Stockmann AB Class A                                                                                620,424
            17,000   Stockmann AB Class B                                                                                226,708
            22,000   Stora Enso Oyj Class A                                                                              205,371
           207,600   UPM-Kymmene Oyj                                                                                   5,250,925
                                                                                                                -----------------
                                                                                                                      17,671,707
                                                                                                                -----------------
                     FRANCE - 11.1%
           105,120   Air France *                                                                                      2,017,735
           262,660   Alcatel SA *                                                                                     21,495,320
           186,101   Assurances Generales de France (Bearer)                                                           9,397,736


2             See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     FRANCE - CONTINUED
           236,120   Aventis SA Class A                                                                               17,738,450
           188,524   Banque Nationale de Paris                                                                        17,347,352
             4,427   Bongrain                                                                                          1,149,654
           159,108   Christian Dior SA *                                                                               8,741,917
            57,984   Compagnie Generale d'Industrie et de Participations                                               2,752,806
           388,531   Credit Lyonnais SA                                                                               15,716,769
            32,472   Dexia Strip *                                                                                         1,443
           110,775   Eridania Beghin-Say SA                                                                            9,848,451
             1,004   Fromageries Bel SA                                                                                  482,007
            21,810   Imetal                                                                                            2,520,723
             7,825   Lagardere Groupe                                                                                    558,285
            34,950   Michelin SA Class B                                                                               1,025,386
           109,569   Pernod Ricard                                                                                     5,757,068
            54,790   Peugeot SA                                                                                       10,127,027
            87,741   Remy Cointreau SA                                                                                 2,847,224
           392,860   Renault SA                                                                                       17,100,366
            67,917   Saint-Gobain                                                                                      9,045,165
             4,410   Seb SA                                                                                              245,829
             5,390   Skis Rossignol                                                                                       75,713
            14,283   Societe Eurafrance                                                                                7,365,015
           467,922   Societe Generale Class A *                                                                       27,747,604
           241,316   Usinor Sacilor                                                                                    2,585,231
                                                                                                                -----------------
                                                                                                                     193,690,276
                                                                                                                -----------------
                     GERMANY - 7.3%
           113,545   AGIV AG                                                                                           1,120,514
            51,300   Bankgesellschaft Berlin AG                                                                          734,293
           459,150   BASF AG                                                                                          17,226,348
           357,549   Bayer AG                                                                                         15,146,931
             9,400   Bayerische Hypotheken und Wechsel-Bank AG                                                           208,927
            17,487   Bayerische Vereinsbank                                                                            1,022,203
           176,780   Berliner Kraft & Licht AG Class A                                                                 1,933,145
           207,550   Commerzbank AG                                                                                    6,661,256
           288,397   Continental AG                                                                                    5,243,367
           184,250   DaimlerChrysler AG                                                                                9,517,214
            84,306   Deutsche Bank AG                                                                                  7,367,806
           249,484   Deutsche Telekom                                                                                  9,648,463
            93,600   Douglas Holdings AG                                                                               3,037,350
            13,449   Dresdner Bank AG                                                                                    607,407
            44,328   FAG Kugelfischer                                                                                    293,603
             3,300   Fresenius Medical Care AG                                                                           285,465
            79,697   Heidelberg Port-Zement                                                                            4,392,986
           175,363   Klockner Humboldt Deutz *                                                                           650,130


              See accompanying notes to the financial statements.             3

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     GERMANY - CONTINUED
             1,500   Leirheit AG                                                                                          43,341
            73,000   Linde AG                                                                                          3,082,781
           100,250   MAN AG                                                                                            2,807,509
            28,077   Schering AG                                                                                       1,500,208
            10,900   Schwarz Pharma AG                                                                                   261,841
            66,071   Siemens AG                                                                                       10,661,387
           253,349   SKW Trostberg                                                                                     1,592,446
            24,700   Suedzucker AG                                                                                       265,710
           472,070   Thyssen Krupp AG                                                                                  7,218,734
           326,152   Veba AG                                                                                          15,658,134
                                                                                                                -----------------
                                                                                                                     128,189,499
                                                                                                                -----------------
                     HONG KONG - 3.6%
           972,000   Cathay Pacific Airways Ltd                                                                        1,888,093
           328,000   Cheung Kong Holdings                                                                              4,289,616
         1,114,122   Chinese Estates Holdings Ltd *                                                                      171,419
         1,084,000   CLP Holdings Ltd                                                                                  4,864,539
               300   Dao Heng Bank                                                                                         1,519
               766   Dickson Concept International Ltd                                                                       683
               300   Elec & Eltek International Holdings Ltd                                                                  42
           363,128   Great Eagle Holdings Ltd                                                                            600,612
           200,700   Guoco Group                                                                                         514,662
         2,030,700   Hang Lung Development Co Ltd                                                                      1,887,679
             1,790   Henderson Cyber *                                                                                       239
         2,358,000   Henderson Investment Ltd                                                                          1,557,024
           763,000   Henderson Land Development Co Ltd                                                                 4,236,008
         1,073,200   Hong Kong Aircraft Engineering Co Ltd                                                             1,933,309
         1,146,800   Hong Kong Electric Holdings Ltd                                                                   3,631,859
           579,700   Hong Kong Ferry Co Ltd                                                                              497,992
         2,004,021   Jardine Matheson Holdings Ltd                                                                     9,819,703
               622   Kumagai Gumi Ltd *                                                                                      128
               700   Lai Sun Garment International Ltd *                                                                      24
                 2   Leading Spirit Holdings *                                                                                 -
         2,332,462   Mandarin Oriental ADR                                                                             1,446,126
         5,559,000   New Asia Realty & Trust Co Class A *                                                              1,354,237
               200   Paul Y ITC Construction Holdings Ltd                                                                     15
        28,973,371   Regal Hotels International Ltd *                                                                  1,040,163
           462,000   Sino Land                                                                                           247,311
           584,000   South China Morning Post Ltd                                                                        438,039
         1,486,000   Sun Hung Kai Properties Ltd                                                                      14,003,949
           793,000   Swire Pacific Ltd Class A                                                                         5,439,655
           336,000   Wharf Holdings Ltd                                                                                  799,149


4             See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     HONG KONG - CONTINUED
         1,904,800   Wheelock and Co Ltd                                                                               1,587,476
                 4   Wing Lung Bank                                                                                           15
           467,200   Yue Yuen Industrial Holdings                                                                      1,081,246
                                                                                                                -----------------
                                                                                                                      63,332,531
                                                                                                                -----------------

                     ITALY - 2.6%
         4,630,000   Banca di Roma                                                                                     5,701,078
           154,000   Banca Popolare di Bergamo Credit                                                                  2,793,039
           472,000   Banca Popolare di Milano                                                                          3,315,090
         2,142,000   Banco Ambrosiano Veneto SPA (Savings Shares)                                                      5,227,427
           950,000   Banco di Napoli                                                                                     973,821
         1,126,700   Dalmine SPA *                                                                                       341,577
           535,000   ENI SPA                                                                                           3,124,966
           195,600   Falck Acciaierie and Ferriere Lombarde                                                            1,773,761
           202,390   Fiat SPA                                                                                          5,016,583
           159,672   Fiat SPA (Savings Shares)                                                                         2,115,150
           588,000   Grassetto SPA (d) *                                                                                   5,228
           165,500   IFIL Finanziaria di Partecipazioni SPA                                                            1,356,610
           332,925   IFIL Finanziaria di Partecipazioni SPA (Savings Shares)                                           1,479,935
           215,000   Immsi SPA *                                                                                         308,700
            18,800   Industrie Natuzzi SPA ADR                                                                           186,825
           231,636   Italcementi SPA *                                                                                   902,000
            37,300   Italmobiliare SPA                                                                                   968,318
         1,010,000   Parmalat Finanziaria SPA                                                                          1,378,339
           683,975   Pirelli & Co                                                                                      1,754,334
           436,332   RAS SPA                                                                                           5,108,919
           215,000   Sirti SPA                                                                                           314,435
           982,472   SMI (Societa Metallurgica Italy)                                                                    637,631
           411,000   SNIA BPD SPA                                                                                        457,480
                                                                                                                -----------------
                                                                                                                      45,241,246
                                                                                                                -----------------
                     JAPAN - 26.3%
           310,000   Amada Co Ltd                                                                                      2,659,884
         1,149,000   Asahi Bank                                                                                        4,525,319
            29,000   Asahi Breweries Ltd                                                                                 265,144
           183,000   Ashikaga Bank Ltd *                                                                                 344,927
            37,000   Autobacs Seven                                                                                    1,065,173
            53,200   Bandai Co                                                                                         1,746,062
           609,000   Bank of Yokohama                                                                                  2,678,366
            72,000   Best Denki Co Ltd                                                                                   479,370
            86,000   Brother Industries Ltd                                                                              199,194
           225,000   Canon Sales Co Inc                                                                                3,829,473
           209,000   Chiba Bank                                                                                          854,501
           200,800   Chubu Electric Power Co Inc                                                                       3,408,177


              See accompanying notes to the financial statements.             5

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     JAPAN - CONTINUED
            44,000   Chudenko Corp                                                                                       533,908
           129,400   Chugoku Electric Power Co Inc                                                                     2,014,291
         1,502,000   Cosmo Oil Co Ltd                                                                                  3,028,226
           656,000   Daicel Chemical Industries Ltd                                                                    1,851,613
           329,000   Daido Steel Co Ltd                                                                                  866,926
           501,000   Dai-Ichi Kangyo Bank                                                                              3,800,722
           208,000   Daiichi Pharmaceuticals Co Ltd                                                                    4,915,229
           200,000   Dainippon Pharmaceutical Co Ltd                                                                   2,625,656
           132,000   Dainippon Printing Co Ltd                                                                         2,078,282
           107,000   Daio Paper Corp                                                                                   1,079,632
            44,000   Daishowa Paper Manufacturing *                                                                      169,167
           124,600   Daito Trust Construction Co Ltd                                                                   2,091,467
         3,963,000   Daiwa Bank                                                                                        9,959,527
         1,167,000   Daiwa House Industry Co Ltd                                                                       7,660,353
           105,000   Daiwa Kosho Lease Co Ltd                                                                            316,063
           151,000   Daiwa Securities Co Ltd                                                                           1,883,252
           260,000   Ezaki Glico Co Ltd                                                                                1,560,390
         1,430,000   Fuji Bank                                                                                        10,875,188
           229,600   Fuji Photo Film Co Ltd                                                                            8,224,606
           955,000   Fujita Corp *                                                                                       349,259
           216,000   Fukuyama Transporting Co Ltd                                                                      1,209,227
            95,555   General Sekiyu (KK)                                                                                 469,531
           219,000   Gunze Ltd                                                                                           696,183
            98,100   Heiwa Corp                                                                                        2,005,420
           229,000   Hino Motors *                                                                                       916,945
         1,455,300   Hitachi Ltd                                                                                      17,235,971
           409,000   Hitachi Metals Ltd                                                                                2,949,372
           183,200   Hokkaido Electric Power                                                                           2,571,740
            72,000   Hokuriku Bank *                                                                                     158,665
           231,000   Honda Motor Co Ltd                                                                                8,448,050
           221,000   House Foods Corp                                                                                  3,046,418
             6,000   Hyogo Bank Ltd (c) (d) *                                                                                  1
            92,000   INAX Corp                                                                                           497,787
           411,000   Industrial Bank of Japan                                                                          3,117,958
           772,000   Ishikawajima-Harima Heavy Industries *                                                            1,129,332
           381,000   Itochu Corp *                                                                                     1,679,201
            98,000   Itoham Foods Inc                                                                                    385,971
            42,000   JACCS Co                                                                                            157,539
           107,000   Japan Airport Terminal Co Ltd                                                                       872,937
           150,000   Japan Radio Co                                                                                    1,447,393
           173,000   Japan Securities Finance Co                                                                       1,004,192
           127,000   Japan Synthetic Rubber Co Ltd                                                                       820,546


6             See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     JAPAN - CONTINUED
             1,345   Japan Tobacco Inc                                                                                10,317,048
           313,000   JGC Corp                                                                                          1,496,905
            51,000   Jusco Co Ltd                                                                                        958,880
           574,000   Kajima Corp                                                                                       1,706,283
           237,000   Kamigumi Co Ltd                                                                                   1,122,327
           188,000   Kandenko Co                                                                                       1,003,113
            65,700   Kansai Electric Power                                                                             1,078,160
             4,000   Katokichi Co Ltd                                                                                     99,400
         1,055,000   Kawasaki Heavy Industries Ltd *                                                                   1,216,851
           133,000   Kawasaki Kisen                                                                                      246,943
           581,000   Keio Teito Electric Railway Co Ltd                                                                2,315,501
            76,000   Kinden Corp                                                                                         488,185
           157,000   Kissei Pharmaceutical Co Ltd                                                                      3,091,710
         2,718,000   Kobe Steel Ltd *                                                                                  1,707,671
           157,000   Kokusai Electric                                                                                  1,776,997
           593,000   Komatsu Ltd                                                                                       3,831,367
           934,000   Kubota Corp                                                                                       3,012,903
           508,800   Kyushu Electric Power Co Inc                                                                      7,991,748
           452,000   Maeda Corp                                                                                        1,725,094
           110,000   Maeda Road Construction                                                                             508,533
           102,000   Makita Corp                                                                                         822,581
         2,264,000   Marubeni Corp *                                                                                   6,262,941
            28,000   Marui Co Ltd                                                                                        441,373
            32,000   Maruichi Steel Tube                                                                                 459,715
           114,000   Matsushita Electric Industrial Co Ltd                                                             3,121,530
            44,000   Misawa Homes                                                                                        140,285
           443,000   Mitsubishi Corp                                                                                   3,240,248
           179,000   Mitsubishi Gas Chemical Co Inc                                                                      545,527
         4,654,000   Mitsubishi Heavy Industries                                                                      16,365,810
           853,000   Mitsubishi Material                                                                               2,679,623
           810,000   Mitsubishi Motors *                                                                               2,582,521
           102,000   Mitsubishi Paper Mills Ltd                                                                          233,383
           260,000   Mitsubishi Trust & Banking                                                                        1,999,250
           764,000   Mitsui Petrochemical Industries Ltd                                                               3,875,881
            58,000   Mitsui-Soko                                                                                         112,584
           630,000   Mycal Corp                                                                                        1,831,395
            49,000   Nagase & Co                                                                                         266,504
           138,000   Nagoya Railroad Co Ltd                                                                              395,987
            38,000   National House Industrial                                                                           248,012
           150,000   New Japan Securities Co Ltd                                                                         551,388
           189,000   New Oji Paper Co Ltd                                                                              1,256,574
            38,000   Nichiei Co Ltd (Kyoto)                                                                              445,424


              See accompanying notes to the financial statements.             7

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     JAPAN - CONTINUED
           323,000   Nichirei                                                                                          1,211,553
           448,000   Nippon Express Co Ltd                                                                             2,516,429
            66,000   Nippon Hodo Co                                                                                      291,504
           326,000   Nippon Light Metal                                                                                  342,386
            78,000   Nippon Meat Packers Inc                                                                             993,286
         3,295,975   Nippon Oil Co Ltd                                                                                18,729,940
            54,000   Nippon Paint Co                                                                                     170,143
           576,000   Nippon Shinpan Co                                                                                 1,220,705
           232,000   Nippon Suisan Kaisha Ltd                                                                            411,178
           447,000   Nishimatsu Construction                                                                           1,450,319
         4,581,000   Nissan Motor Co *                                                                                23,025,281
           271,000   Nisshin Oil Mills Ltd                                                                               856,405
           588,000   Nisshin Steel Co Ltd                                                                                523,818
         1,001,000   Nisshinbo Industries Inc                                                                          4,655,814
         2,373,000   Nissho Iwai Corp *                                                                                2,447,768
         6,755,000   NKK Corp *                                                                                        4,307,389
           306,000   Obayashi Corp                                                                                     1,222,393
           339,000   Okumura Corp                                                                                      1,128,517
            96,000   Omron Corp                                                                                        2,385,596
            44,000   Ono Pharmaceutical Co Ltd                                                                         1,753,563
           650,000   Onoda Cement Co Ltd                                                                               1,048,387
            98,000   Onward Kashiyama Co Ltd                                                                             962,172
           448,000   Orient Corp *                                                                                     1,823,256
            93,000   Promise Co                                                                                        6,479,651
           200,000   Q.P. Corp                                                                                         1,687,922
           900,000   Renown Inc *                                                                                        911,478
            58,500   Rinnai Corp                                                                                       1,198,636
           166,000   Royal Co Ltd                                                                                      1,579,989
            83,000   Ryosan Co                                                                                         1,790,135
           204,000   Sagami Railway Co Ltd                                                                               566,242
         3,643,000   Sakura Bank Ltd                                                                                  27,124,362
           261,000   Sankyo Co Ltd                                                                                     6,045,293
            83,000   Sanwa Shutter Corp                                                                                  253,732
           168,000   Sanyo Electric Co                                                                                 1,425,731
           636,000   Seino Transportation Co Ltd                                                                       3,381,583
           929,000   Sekisui Chemical                                                                                  3,249,409
         1,460,000   Sekisui House Ltd                                                                                14,813,578
           326,200   Shikoku Electric Power                                                                            4,756,574
           478,000   Shimizu Corp                                                                                      1,411,947
           182,000   Shionogi and Co Ltd                                                                               3,208,552
           280,000   Showa Denko *                                                                                       393,848
           383,000   Showa Shell Sekiyu                                                                                1,889,141


8             See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     JAPAN - CONTINUED
           306,000   Snow Brand Milk Products Co Ltd                                                                   1,159,265
           144,000   Stanley Electric Co Ltd                                                                           1,741,935
           415,000   Sumitomo Corp                                                                                     3,619,186
           116,000   Sumitomo Forestry Co Ltd                                                                            865,866
         2,519,000   Sumitomo Metal Industries *                                                                       1,511,778
           101,000   Sumitomo Realty and Development Co Ltd                                                              438,513
         1,547,000   Sumitomo Trust & Banking                                                                         10,909,077
           350,000   Suzuki Motor Corp                                                                                 3,712,022
           959,000   Taisei Corp                                                                                       1,402,888
           123,000   Takara Standard Co                                                                                  461,365
           163,000   Takuma Corp                                                                                       1,180,008
           329,000   Tanabe Seiyaku Co Ltd                                                                             2,329,285
         1,140,000   Teikoku Oil Co Ltd                                                                                4,051,575
           197,000   Toagosei Co Ltd                                                                                     432,277
           422,700   Tohoku Electric Power Co Inc                                                                      6,044,800
         1,142,000   Tokai Bank                                                                                        5,782,821
           264,000   Tokyo Electric Co Ltd                                                                             1,237,809
           352,000   Tokyo Gas Co                                                                                        904,426
           145,000   Tokyo Ink Manufacturing Co Ltd                                                                      286,900
           384,400   Tokyo Steel Manufacturing Co                                                                      1,730,233
            71,000   Tokyo Style Co Ltd                                                                                  633,168
           207,000   Toppan Printing Co Ltd                                                                            2,022,637
           418,000   Toray Industries Inc                                                                              1,528,695
            92,000   Tostem Corp                                                                                       1,336,347
           259,000   Toyo Seikan Kaisha                                                                                4,444,580
           126,000   Toyo Suisan Kaisha                                                                                1,190,998
           563,000   Toyo Trust & Banking Co Ltd                                                                       1,963,953
           984,000   Toyobo Co Ltd                                                                                     1,799,325
            90,000   Victor Co of Japan Ltd *                                                                            759,565
            92,000   Wacoal Corp                                                                                         777,307
            81,000   Yamaha Corp                                                                                         711,712
           188,000   Yamazaki Baking Co Ltd                                                                            1,523,181
         4,313,000   Yasuda Trust & Banking                                                                            5,055,561
               200   Yoshitomi Pharmaceutical Industries Ltd                                                               1,521
                                                                                                                -----------------
                                                                                                                     461,530,065
                                                                                                                -----------------
                     MALAYSIA - 0.0%
           511,000   MBF Holdings Berhad (d) *                                                                             6,724
           751,000   Promet Berhad (d) *                                                                                   1,976
            36,540   Silverstone (d) *                                                                                        96
           234,000   Westmont Industries Berhad (d) *                                                                        616
                                                                                                                -----------------
                                                                                                                           9,412
                                                                                                                -----------------


              See accompanying notes to the financial statements.             9

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     NETHERLANDS - 3.6%
           269,700   ABN Amro Holdings NV                                                                              6,713,750
            74,200   Buhrmann NV Maastricht                                                                            2,107,662
           138,500   DSM NV                                                                                            4,235,790
           203,500   Fortis (NL) NV                                                                                    6,272,554
             7,100   Gamma Holdings NV                                                                                   274,583
           187,100   ING Groep NV                                                                                     12,542,131
           142,150   KLM-Konin Luchtvaart Mij NV *                                                                     3,557,554
           279,350   Kon Bolswessanen                                                                                  3,129,287
            27,100   Koninklijke Volker Wessels                                                                          475,842
            42,100   Nedlloyd NV *                                                                                       788,255
           322,500   Royal Dutch Petroleum                                                                            19,640,226
           109,950   Royal KPN NV *                                                                                    2,933,509
            45,700   Stork NV                                                                                            495,681
            18,800   VIB NV                                                                                              451,282
             4,200   Wereldhave NV                                                                                       193,795
                                                                                                                -----------------
                                                                                                                      63,811,901
                                                                                                                -----------------
                     NEW ZEALAND - 0.1%
           224,600   Air New Zealand Class B                                                                             236,560
           902,200   Carter Holt Harvey Ltd                                                                              710,750
           334,100   Lion Nathan Ltd                                                                                     666,589
                                                                                                                -----------------
                                                                                                                       1,613,899
                                                                                                                -----------------
                     NORWAY - 5.6%
           226,900   Bergesen d.y. ASA Class A                                                                         5,000,882
           104,000   Bergesen d.y. ASA Class B                                                                         2,097,329
         1,104,000   Christiania Bank OG Kreditkasse                                                                   5,791,061
         4,321,837   Den Norske Bank Class A                                                                          19,622,199
            94,700   Elkem AS Class A                                                                                  1,669,752
           383,000   Fred Olsen Energy *                                                                               3,629,772
            74,150   Kvaerner ASA Class B *                                                                              841,648
           450,750   Kvaerner ASA *                                                                                    6,035,234
           112,200   Leif Hoegh and Co AS *                                                                            1,205,534
           373,800   Merkantildata ASA *                                                                               2,409,779
           536,150   Norsk Hydro AS                                                                                   23,042,681
           127,800   Norske Skogindustrier ASA Class A                                                                 4,492,661
            47,000   Norske Skogindustrier ASA Class B                                                                 1,357,004
           203,000   Orkla ASA                                                                                         3,612,856
           638,800   Petroleum Geo-Services *                                                                         12,178,480
           243,800   SAS Norge ASA Class B                                                                             2,095,610
            41,200   Smedvig ASA Class A                                                                                 830,865
           110,500   Storebrand                                                                                          785,424
           531,500   Tandberg Data ASA *                                                                                 972,285
                                                                                                                -----------------
                                                                                                                      97,671,056
                                                                                                                -----------------


10            See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     PORTUGAL - 0.5%
            83,084   Banco Espirito Santo e Commercial de Lisboa (Registered)                                          1,351,006
         2,254,360   Electricidade de Portugal SA *                                                                    7,315,471
                                                                                                                -----------------
                                                                                                                       8,666,477
                                                                                                                -----------------
                     SINGAPORE - 4.8%
         1,784,200   Brierley Investments Ltd *                                                                          316,145
           226,000   Cerebos Pacific Ltd                                                                                 446,407
           308,000   City Developments Ltd                                                                             1,529,890
         3,234,000   Comfort Group                                                                                     1,719,113
           228,500   Creative Technology Ltd                                                                           4,964,794
           360,748   DBS Group Holdings Ltd                                                                            4,359,239
         4,243,096   DBS Land Ltd                                                                                      6,852,848
         1,067,203   Haw Par Brothers International Ltd                                                                1,909,595
         1,434,104   Hotel Properties Ltd                                                                              1,241,396
         3,092,911   Jardine Strategic Holdings                                                                        8,814,796
           634,000   Keppel Bank Ltd                                                                                   1,163,911
           532,000   Keppel Land Ltd                                                                                     825,214
               556   Neptune Orient Lines Ltd *                                                                              607
           702,850   Oversea-Chinese Banking Corp                                                                      4,859,069
         1,848,776   Overseas Union Bank                                                                               9,344,304
               508   Prima Ltd                                                                                             1,234
               308   Robinson and Co Ltd                                                                                     904
               166   Shangri-La Asia Ltd                                                                                     168
         2,867,000   Singapore Airlines Ltd (Registered)                                                              27,648,986
           651,000   Singapore Land Ltd                                                                                1,497,682
               799   Singapore Press Holdings                                                                             12,858
         2,263,801   Straits Trading Co Ltd                                                                            1,933,299
         4,270,960   United Industrial Corp Ltd                                                                        2,034,618
            64,400   United Overseas Bank                                                                                505,083
           830,000   United Overseas Land                                                                                781,154
         1,629,800   Wing Tai Holdings                                                                                 1,439,201
                                                                                                                -----------------
                                                                                                                      84,202,515
                                                                                                                -----------------
                     SPAIN - 1.0%
           385,100   Endesa                                                                                            7,515,091
           501,453   Repsol SA                                                                                         9,941,714
                                                                                                                -----------------
                                                                                                                      17,456,805
                                                                                                                -----------------
                     SWEDEN - 5.5%
           272,083   Assi Doman                                                                                        4,108,708
           913,758   Avesta Sheffield AB                                                                               3,001,801
             5,100   Custos AB *                                                                                         144,301
            53,788   Esselte AB Class A                                                                                  313,500
           181,400   Esselte AB Class B                                                                                1,076,501
           357,700   Foreningssparbanken AB Class A                                                                    5,325,793


              See accompanying notes to the financial statements.            11

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     SWEDEN - CONTINUED
           510,929   Gambro AB Class A                                                                                 4,223,225
           467,818   Gambro AB Class B                                                                                 3,916,454
           528,223   Mo Och Domsjo AB Class B                                                                         12,174,906
         2,460,200   Nordbanken Holdings AB                                                                           17,076,575
             9,600   PerBio Science AB *                                                                                  91,559
            19,200   Perstorp AB Class B                                                                                 235,002
           932,500   Skandinaviska Enskilda Banken Class A                                                            11,166,481
            54,246   Skanska AB Class B                                                                                1,856,775
            41,200   SKF AB Class B                                                                                      598,146
           267,900   SSAB Swedish Steel Class A                                                                        2,299,571
            57,200   SSAB Swedish Steel Class B                                                                          484,926
           262,763   Stena Line AB Class B *                                                                             194,918
           243,206   Svenska Cellulosa Class B                                                                         4,613,350
           603,700   Svenska Handelsbanken Class A                                                                     9,980,099
           112,400   Svenska Kullagerfabriken AB                                                                       1,524,633
           716,582   Trelleborg AB Class B                                                                             4,897,954
            91,350   Volvo AB Class A                                                                                  1,461,755
           309,600   Volvo AB Class B                                                                                  5,134,573
                                                                                                                -----------------
                                                                                                                      95,901,506
                                                                                                                -----------------
                     SWITZERLAND - 2.1%
               290   Ascom Holding AG (Bearer)                                                                         1,081,748
             3,240   Baloise Holdings                                                                                  3,287,320
             1,850   Banque Cantonale Vaudoise (Bearer)                                                                  636,998
            15,990   BK Vision AG (Bearer) *                                                                           4,046,707
               400   Helvetia Patria Holding                                                                             347,996
               570   Jelmoli (Bearer)                                                                                    718,981
             6,220   Merkur Holding AG (Registered)                                                                    1,545,585
             1,610   Pargesa Holdings SA (Bearer)                                                                      3,862,041
             4,690   Pharma Vision *                                                                                   3,087,102
            18,610   SAir Group (Registered)                                                                           2,878,193
               680   Schweizerische Industrie-Gesellschaft Holding AG (Registered)                                       456,182
             7,500   Schweizerische Lebensversicherungs-und Rentenanstalt                                              5,771,714
             1,130   Sika Finanz AG (Bearer)                                                                             334,613
            13,970   UBS AG (New Shares) (Registered) *                                                                2,032,306
            12,570   Zurich Allied                                                                                     6,470,569
                                                                                                                -----------------
                                                                                                                      36,558,055
                                                                                                                -----------------
                     UNITED KINGDOM - 12.9%
            86,100   Allied Zurich Plc                                                                                 1,056,662
           429,280   AMEC                                                                                              1,758,195
           420,400   Anglian Water Plc *                                                                               3,419,185
           918,257   Associated British Food                                                                           5,040,128
           570,500   BAA                                                                                               4,565,269


12            See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     UNITED KINGDOM - CONTINUED
           215,050   Barclays Plc                                                                                      5,381,656
           299,221   Barratt Development                                                                                 970,834
           657,344   Bass Plc                                                                                          6,427,026
           774,000   Beazer Holmes Plc                                                                                 1,362,619
           934,897   BG Group Plc                                                                                      5,835,380
           148,500   Boots Co                                                                                          1,097,585
         1,542,744   British Airways Plc                                                                               7,300,611
           683,100   British American Tobacco                                                                          4,402,872
           224,544   British Energy Plc                                                                                  757,945
           511,082   British Energy Plc (Deferred Shares) (c) *                                                                -
            85,300   Christian Salvesen Plc                                                                              201,054
         2,305,693   Coats Viyella                                                                                     1,702,494
         2,074,075   Corus Group Plc *                                                                                 2,127,461
           126,282   De Vere Group Plc                                                                                   558,551
         1,775,700   Eurotunnel SA Units (Registered) *                                                                1,634,098
           238,200   Halifax Group Plc                                                                                 1,864,542
           143,430   HSBC Holdings Plc                                                                                 2,068,053
           335,499   Inchcape Plc                                                                                      1,439,996
            97,600   Laird Group                                                                                         362,108
           451,820   Land Securities                                                                                   5,413,487
         4,001,500   Marks & Spencer                                                                                  12,080,613
           131,133   Mothercare Plc *                                                                                    268,063
         2,724,225   National Power                                                                                   18,668,609
         1,506,400   Northern Foods Plc                                                                                2,334,200
           974,040   Powergen Plc                                                                                      8,276,328
            53,042   RMC Group                                                                                           497,769
           810,511   Royal & Sun Alliance Insurance Group                                                              5,660,414
         4,147,400   Sainsbury (J)                                                                                    21,542,307
           927,688   Scottish Hydro-Electric Plc                                                                       7,531,547
         2,643,405   Scottish Power Plc                                                                               20,191,616
           451,500   Scottish & Newcastle Plc                                                                          3,028,355
           757,915   Severn Trent Plc                                                                                  7,443,417
            63,800   Slough Estates                                                                                      362,949
           521,500   Somerfield Plc                                                                                      588,036
           172,600   Southwest Water                                                                                   1,561,994
           259,700   Tate & Lyle                                                                                         963,519
         1,349,091   Taylor Woodrow Plc                                                                                3,199,462
         3,891,500   Tesco                                                                                            12,272,250
           764,087   Thames Water Plc                                                                                  9,282,765
           337,156   Thistle Hotels Plc                                                                                  615,634
           210,200   Unigate Plc (New Shares) *                                                                          749,285
         1,275,695   United Utilities                                                                                 11,878,864


              See accompanying notes to the financial statements.            13

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


           SHARES    DESCRIPTION                                                                                      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     UNITED KINGDOM - CONTINUED
           723,310   Viglen Technology Plc (Entitlement Letters) *                                                             -
           139,534   Whitbread Plc Class A                                                                             1,011,015
           127,500   Wilson (Connolly) Holdings                                                                          286,607
         1,827,400   Wimpey (George)                                                                                   3,150,649
         1,249,643   Yorkshire Water                                                                                   6,122,681
                                                                                                                -----------------
                                                                                                                     226,316,759
                                                                                                                -----------------

                     TOTAL COMMON STOCKS (Cost $1,744,039,424)                                                     1,648,024,471
                                                                                                                -----------------

                     INVESTMENT FUNDS - 1.4%
                     HONG KONG - 1.4%
        11,000,000   Tracker Fund of Hong Kong                                                                        24,470,145
                                                                                                                -----------------


                     TOTAL INVESTMENT FUNDS (Cost $18,414,247)                                                        24,470,145
                                                                                                                -----------------

                     PREFERRED STOCKS - 0.9%
                     AUSTRIA - 0.0%
             3,288   Allgemeine Baugesellschaft AG 2.42%                                                                 133,882
                                                                                                                -----------------

                     GERMANY - 0.5%
            36,650   Henkel KGAA 2.01%                                                                                 2,355,800
            31,500   MAN AG 0.00%                                                                                        632,915
           121,900   RWE AG 0.00%                                                                                      3,657,663
            35,100   Volkswagen AG 0.00%                                                                                 914,326
                                                                                                                -----------------
                                                                                                                       7,560,704
                                                                                                                -----------------
                     ITALY - 0.4%
           295,170   Fiat SPA 0.00%                                                                                    4,463,779
            78,700   IFI-Istituto Finanziario 2.85%                                                                    2,378,920
            43,999   Societa Assicuratrice Industriale SPA (SAI) 0.00% *                                                 346,971
                                                                                                                -----------------
                                                                                                                       7,189,670
                                                                                                                -----------------

                     TOTAL PREFERRED STOCKS (Cost $15,999,003)                                                        14,884,256
                                                                                                                -----------------

                     RIGHTS & WARRANTS - 0.0%
                     FRANCE - 0.0%
         1,096,728   Eurotunnel SA Paris Warrants, Expires 10/31/01 *                                                     19,501
         1,096,728   Eurotunnel SA Paris Warrants, Expires 10/31/03 *                                                     48,752
            24,647   Generale des Eaux Warrants, Expires 5/02/01 *                                                        80,419
                                                                                                                -----------------
                                                                                                                         148,672
                                                                                                                -----------------
                     GERMANY - 0.0%
            24,700   Suedzucker AG Rights, Expires 9/13/00 *                                                               1,098
                                                                                                                -----------------


14            See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



        SHARES /
      PAR VALUE ($)  DESCRIPTION                                                                                   VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                     HONG KONG - 0.0%
           104,212   Chinese Estates Holdings Ltd Warrants, Expires 11/24/00 *                                             3,100
                40   Paul Y ITC Construction Holdings Ltd Warrants, Expires 12/22/00 *                                         -
                                                                                                                -----------------
                                                                                                                           3,100
                                                                                                                -----------------
                     ITALY - 0.0%
           262,655   Banca Intesa SPA Warrants, Expires 11/15/02 *                                                       315,243
                                                                                                                -----------------

                     SINGAPORE - 0.0%
           101,959   Asia Food & Properties Ltd Warrants, Expires 7/12/02 *                                                8,293
           139,475   Haw Par Brothers International Ltd Warrants, Expires 7/18/01 *                                      100,476
                                                                                                                -----------------
                                                                                                                         108,769
                                                                                                                -----------------
                     UNITED KINGDOM - 0.0%
         4,622,000   Eurotunnel SA Warrants, Expires 10/31/03 *                                                          168,120
                                                                                                                -----------------

                     TOTAL RIGHTS & WARRANTS (Cost $1,062,707)                                                           745,002
                                                                                                                -----------------

                     SHORT-TERM INVESTMENTS - 8.3%
                     CASH EQUIVALENTS - 7.6%
$       66,700,000   Royal Bank of Canada Time Deposit, 6.625%, due 9/01/00                                           66,700,000
        65,556,316   The Boston Global Investment Trust (b)                                                           65,556,316
                                                                                                                -----------------
                                                                                                                     132,256,316
                                                                                                                -----------------
                     U.S. GOVERNMENT - 0.7%
$       13,000,000   U.S. Treasury Bill, 4.91%, due 1/04/01 (a)                                                       12,726,007
                                                                                                                -----------------


                     TOTAL SHORT-TERM INVESTMENTS (Cost $144,999,946)                                                144,982,323
                                                                                                                -----------------

                     TOTAL INVESTMENTS - 104.8%
                        (COST $1,924,515,327)                                                                      1,833,106,197

                     Other Assets and Liabilities (net) - (4.8%)                                                     (83,806,430)
                                                                                                                -----------------

                     TOTAL NET ASSETS - 100.0%                                                                $    1,749,299,767
                                                                                                                -----------------
                                                                                                                -----------------


              See accompanying notes to the financial statements.            15

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


-------------------------------------------------------------------------------

               NOTES TO THE SCHEDULE OF INVESTMENTS:

               ADR  American Depositary Receipt

               (a) All or a portion of this security is held as collateral for open futures contracts (Note 5).

               (b) Represents investment of security lending collateral
               (Note 1).

               (c) Bankrupt issuer.

               (d) Valued by management (Note 1).

               * Non-income producing security.


16            See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

-------------------------------------------------------------------------------

          At August 31, 2000, industry sector diversification of the Fund's equity investments was as follows:

          INDUSTRY SECTOR
          Banking                                18.7 %
          Utilities                               9.1
          Energy Services                         6.5
          Conglomerates                           5.9
          Automotive                              5.5
          Transportation                          4.4
          Chemicals                               4.1
          Construction                            3.9
          Services                                3.9
          Metals and Mining                       3.7
          Machinery                               3.7
          Electronic Equipment                    3.6
          Retail Trade                            3.5
          Consumer Goods                          3.5
          Insurance                               3.4
          Real Estate                             3.0
          Paper and Allied Products               2.5
          Financial Services                      2.0
          Food and Beverage                       1.9
          Health Care                             1.6
          Textiles                                1.2
          Telecommunications                      0.8
          Computers                               0.3
          Communications                          0.1
          Aerospace                               0.1
          Miscellaneous                           3.1
                                         -------------
                                                100.0 %
                                         -------------
                                         -------------


              See accompanying notes to the financial statements.            17

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
      Investments, at value (cost $1,924,515,327) (Note 1)                                       $       1,833,106,197
      Foreign currency, at value (cost $1,603,894) (Note 1)                                                  1,598,887
      Cash                                                                                                      55,108
      Receivable for Fund shares sold                                                                           95,109
      Receivable for investments sold                                                                           55,861
      Receivable for variation margin on open futures contracts (Notes 1 and 5)                                209,567
      Dividends and interest receivable                                                                      3,559,413
      Foreign withholding taxes receivable                                                                   2,288,544
      Receivable for expenses waived or borne by Manager (Note 2)                                              116,281
                                                                                                   --------------------
          Total assets                                                                                   1,841,084,967
                                                                                                   --------------------

LIABILITIES:
      Payable upon return of securities loaned (Note 1)                                                     65,556,316
      Net payable for open forward foreign currency contracts (Notes 1 and 5)                               18,603,272
      Payable for Fund shares repurchased                                                                    6,046,400
      Payable to affiliate for (Note 2):
          Management fee                                                                                       831,176
          Shareholder service fee                                                                              222,397
      Accrued expenses                                                                                         525,639
                                                                                                   --------------------
          Total liabilities                                                                                 91,785,200
                                                                                                   --------------------

NET ASSETS                                                                                       $       1,749,299,767
                                                                                                   --------------------
                                                                                                   --------------------
Net assets consist of:
      Paid-in capital                                                                            $       1,755,727,808
      Accumulated undistributed net investment income                                                       33,443,505
      Accumulated undistributed net realized gain                                                           71,344,068
      Net unrealized depreciation                                                                         (111,215,614)
                                                                                                   --------------------

                                                                                                 $       1,749,299,767
                                                                                                   --------------------
                                                                                                   --------------------
NET ASSETS ATTRIBUTABLE TO:
      Class II Shares                                                                            $          17,807,431
                                                                                                   --------------------
                                                                                                   --------------------
      Class III Shares                                                                           $       1,546,312,162
                                                                                                   --------------------
                                                                                                   --------------------
      Class IV Shares                                                                            $         185,180,174
                                                                                                   --------------------
                                                                                                   --------------------

SHARES OUTSTANDING:
      Class II                                                                                                 824,069
                                                                                                   --------------------
                                                                                                   --------------------
      Class III                                                                                             71,314,555
                                                                                                   --------------------
                                                                                                   --------------------
      Class IV                                                                                               8,541,261
                                                                                                   --------------------
                                                                                                   --------------------

NET ASSET VALUE PER SHARE:
      Class II                                                                                   $               21.61
                                                                                                   --------------------
                                                                                                   --------------------
      Class III                                                                                  $               21.68
                                                                                                   --------------------
                                                                                                   --------------------
      Class IV                                                                                   $               21.68
                                                                                                   --------------------
                                                                                                   --------------------


18            See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
      Dividends (net of foreign tax expense of $4,290,532)                                $         36,587,821
      Interest (including securities lending income of $400,782)                                     2,739,516
                                                                                            -------------------
          Total income                                                                              39,327,337
                                                                                            -------------------
EXPENSES:
      Management fee (Note 2)                                                                        5,549,667
      Custodian fees                                                                                   799,112
      Legal fees                                                                                        55,200
      Audit fees                                                                                        38,916
      Transfer agent fees                                                                               28,244
      Trustees fees (Note 2)                                                                            13,248
      Registration fees                                                                                    728
      Miscellaneous                                                                                     14,812
      Fees waived or borne by Manager (Note 2)                                                        (950,260)
                                                                                            -------------------
                                                                                                     5,549,667
      Shareholder service fee (Note 2)
          Class II                                                                                      20,398
          Class III                                                                                  1,350,345
          Class IV                                                                                     106,392
                                                                                            -------------------

          Net expenses                                                                               7,026,803
                                                                                            -------------------

              Net investment income                                                                 32,300,534
                                                                                            -------------------

REALIZED  AND UNREALIZED GAIN (LOSS):
          Net realized gain (loss) on:
              Investments                                                                          107,855,307
              Closed futures contracts                                                              (6,624,311)
              Foreign currency, forward contracts and foreign
                  currency related transactions                                                    (18,981,227)
                                                                                            -------------------
                  Net realized gain                                                                 82,249,769
                                                                                            -------------------

          Change in net unrealized appreciation (depreciation) on:
              Investments                                                                            8,481,617
              Open futures contracts                                                                (7,155,163)
              Foreign currency, forward contracts and foreign
                  currency related transactions                                                        645,558
                                                                                            -------------------
                  Net unrealized gain                                                                1,972,012
                                                                                            -------------------
          Net realized and unrealized gain                                                          84,221,781
                                                                                            -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $        116,522,315
                                                                                            -------------------
                                                                                            -------------------


              See accompanying notes to the financial statements.            19

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                   AUGUST 31, 2000             YEAR ENDED
                                                                                     (UNAUDITED)           FEBRUARY 29, 2000
                                                                                 --------------------     ---------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                    $          32,300,534    $           53,306,966
      Net realized gain                                                                   82,249,769                66,992,223
      Change in net unrealized appreciation (depreciation)                                 1,972,012                99,958,178
                                                                                 --------------------     ---------------------

      Net increase in net assets resulting from operations                               116,522,315               220,257,367
                                                                                 --------------------     ---------------------

Distributions to shareholders from:
      Net investment income
          Class II                                                                                 -                  (710,851)
          Class III                                                                                -               (49,153,936)
          Class IV                                                                                 -                (7,672,181)
                                                                                 --------------------     ---------------------
          Total distributions from net investment income                                           -               (57,536,968)
                                                                                 --------------------     ---------------------


      Net realized gains
          Class II                                                                          (334,558)                 (705,987)
          Class III                                                                      (33,392,236)              (57,973,177)
          Class IV                                                                        (3,405,965)               (9,597,437)
                                                                                 --------------------     ---------------------
          Total distributions from net realized gains                                    (37,132,759)              (68,276,601)
                                                                                 --------------------     ---------------------

Net share transactions:  (Note 4)
          Class II                                                                        (4,041,161)                2,707,570
          Class III                                                                     (320,211,006)             (257,158,300)
          Class IV                                                                      (118,822,712)             (310,969,560)
                                                                                 --------------------     ---------------------
      Decrease in net assets from net fund share transactions                           (443,074,879)             (565,420,290)
                                                                                 --------------------     ---------------------


      Total decrease in net assets                                                      (363,685,323)             (470,976,492)


NET ASSETS:
      Beginning of period                                                              2,112,985,090             2,583,961,582
                                                                                 --------------------     ---------------------


      End of period (including accumulated undistributed
          net investment income of $33,443,505 and
           $1,142,971, respectively)                                           $       1,749,299,767    $        2,112,985,090
                                                                                 --------------------     ---------------------
                                                                                 --------------------     ---------------------


20            See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED                YEAR ENDED FEBRUARY 28/29,
                                                        AUGUST 31, 2000       ------------------------------------------------
                                                          (UNAUDITED)           2000         1999         1998         1997*
                                                        ----------------      --------     --------     --------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     20.85     $   20.33    $   23.16    $   24.36    $    24.60
                                                         ----------      --------     --------     --------     ---------

Income (loss) from investment operations:
  Net investment income                                        0.33(c)       0.41(c)      0.39(c)      0.52(c)       0.14
  Net realized and unrealized gain (loss)                      0.84          1.33        (0.46)        1.94          0.96
                                                         ----------      --------     --------     --------     ---------

    Total from investment operations                           1.17          1.74        (0.07)        2.46          1.10
                                                         ----------      --------     --------     --------     ---------

Less distributions to shareholders:
  From net investment income                                    -           (0.56)       (0.24)       (0.74)        (0.27)
  In excess of net investment income                            -              -         (0.24)         -             -
  From net realized gains                                     (0.41)        (0.66)       (2.28)       (2.92)        (1.07)
                                                         ----------      --------     --------     --------     ---------

    Total distributions                                       (0.41)        (1.22)       (2.76)       (3.66)        (1.34)
                                                         ----------      --------     --------     --------     ---------

NET ASSET VALUE, END OF PERIOD                          $     21.61     $   20.85    $   20.33    $   23.16    $    24.36
                                                         ==========      ========     ========     ========     =========



TOTAL RETURN (a)                                               5.53%***      8.09%       (0.76%)      11.60%         4.51%***


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)                  $    17,807     $  21,162    $  18,295    $  12,500    $   25,302
     Net expenses to average
        daily net assets                                       0.76%**       0.76%        0.76%        0.76%         0.80%**(b)
     Net investment income to average
        daily net assets                                       2.98%**       1.84%        1.71%        2.14%         0.98%**
     Portfolio turnover rate                                     11%           53%          60%          68%           97%
     Fees and expenses voluntarily waived or borne by
        the Manager consisted of the following per
        share amounts:                                  $      0.01     $    0.02    $    0.06    $    0.07    $     0.05

* Period from September 26, 1996 (commencement of operations) to February 28, 1997.
**     Annualized
***    Not annualized.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(c)    Computed using average shares outstanding throughout the period.


              See accompanying notes to the financial statements.            21

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED                 YEAR ENDED FEBRUARY 28/29,
                                                  AUGUST 31, 2000  ---------------------------------------------------------------
                                                    (UNAUDITED)      2000         1999         1998          1997           1996
                                                  ---------------  ---------    ---------    ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                $   20.91      $   20.38    $   23.20    $   24.37    $   24.62     $   22.32
                                                    ---------      ---------    ----------   ---------    ---------     ---------

Income (loss) from investment operations:
  Net investment income                                  0.34(c)        0.47(c)      0.42(c)      0.54(c)     0.59          0.36
  Net realized and unrealized gain (loss)                0.84           1.28        (0.47)        1.96        1.02          3.09
                                                    ---------      ---------    ---------    ---------    ---------     --------

    Total from investment operations                     1.18           1.75        (0.05)        2.50        1.61          3.45
                                                    ---------      ---------    ---------    ---------    ---------     --------

Less distributions to shareholders:
  From net investment income                                -          (0.56)       (0.25)       (0.75)      (0.33)        (0.39)
  In excess of net investment income                        -            -          (0.24)          -            -            -
  From net realized gains                               (0.41)         (0.66)       (2.28)       (2.92)      (1.53)        (0.76)
                                                    ---------      ---------    ---------    ---------    ---------     --------

    Total distributions                                 (0.41)         (1.22)       (2.77)       (3.67)      (1.86)        (1.15)
                                                    ---------      ---------    ---------    ---------    ---------     --------

NET ASSET VALUE, END OF PERIOD                      $   21.68      $   20.91    $   20.38    $   23.20    $  24.37     $   24.62
                                                    ---------      ---------    ---------    ---------    --------     ---------
                                                    ---------      ---------    ---------    ---------    --------     ---------

TOTAL RETURN (a)                                         5.56%**       8.20%       (0.68%)       11.71%       6.72%       15.72%

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                 $1,546,312     $1,799,929   $1,998,447   $3,046,510   $4,232,937   $4,538,036
  Net expenses to average
    daily net assets                                     0.69%*         0.69%        0.69%        0.69%        0.71%(b)     0.71%(b)
  Net investment income to average
    daily net assets                                     3.12%*         2.09%        1.84%        2.19%        2.34%        1.93%
  Portfolio turnover rate                                  11%            53%          60%          68%          97%          14%
  Fees and expenses voluntarily waived or borne by
    the Manager consisted of the following per
    share amounts:                                  $    0.01      $    0.02    $    0.06    $    0.07    $    0.06    $     0.03

*       Annualized
**      Not annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(c)     Computed using average shares outstanding throughout the period.


22            See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED       YEAR ENDED FEBRUARY 28/29,
                                                     AUGUST 31, 2000     --------------------------------
                                                       (UNAUDITED)          2000        1999       1998*
                                                    ----------------      -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                $          20.90     $  20.37    $  23.19    $  20.61
                                                    ----------------      -------     -------     -------

Income (loss) from investment operations:
  Net investment income                                         0.36(b)      0.55(b)     0.42(b)     0.02(b)
  Net realized and unrealized gain (loss)                       0.82         1.21       (0.46)       2.56
                                                    ----------------      -------     -------     -------

    Total from investment operations                            1.19         1.76       (0.04)       2.58
                                                    ----------------      -------     -------     -------

Less distributions to shareholders:
  From net investment income                                     -          (0.57)      (0.25)        -
  In excess of net investment income                             -             -        (0.25)        -
  From net realized gains                                      (0.41)       (0.66)      (2.28)        -
                                                    ----------------      -------     -------     -------

    Total distributions                                        (0.41)       (1.23)      (2.78)        -
                                                    ----------------      -------     -------     -------


NET ASSET VALUE, END OF PERIOD                      $          21.68     $  20.90    $  20.37    $  23.19
                                                    ----------------      -------     -------     -------
                                                    ----------------      -------     -------     -------

TOTAL RETURN (a)                                                5.61%***     8.18%      (0.60%)     12.52%***


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                 $        185,180     $291,894    $567,219    $682,952
  Net expenses to average
     daily net assets                                           0.63%**      0.63%       0.63%       0.63%**
  Net investment income to average
     daily net assets                                           3.32%**      2.47%       1.85%       0.68%**
  Portfolio turnover rate                                         11%          53%         60%         68%
  Fees and expenses voluntarily waived or borne by
     the Manager consisted of the following per
     share amounts:                                 $           0.01     $   0.02    $   0.06    $   0.01

*     Period from January 9, 1998 (commencement of operations) to
      February 28, 1998.
**    Annualized
***   Not annualized.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)   Computed using average shares outstanding throughout the period.


              See accompanying notes to the financial statements.            23

GMO INTERNATIONAL CORE FUND
 (A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the MSCI EAFE Index.

     The Fund offers three classes of shares: Class II, Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions

GMO INTERNATIONAL CORE FUND
 (A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 5 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against

GMO INTERNATIONAL CORE FUND
 (A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

     FUTURES CONTRACTS
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian and agency, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts as of August 31, 2000.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2000, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in

GMO INTERNATIONAL CORE FUND
 (A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $62,043,459 collateralized by cash in the amount of $65,556,316 which was invested in a short-term instrument.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U. S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. For the six months ended August 31, 2000, the Fund did not incur any capital gains or repatriation taxes.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO INTERNATIONAL CORE FUND
 (A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. For the six months ended August 31, 2000, the fund received $302,329 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a premium of up to .10% may be charged on certain in-kind purchases.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $13,248. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO INTERNATIONAL CORE FUND
 (A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $219,396,441 and $687,822,689, respectively. At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                       Gross Unrealized    Gross Unrealized      Net Unrealized
      Aggregate Cost     Appreciation        Depreciation         Depreciation
      --------------   ----------------    ----------------      --------------
      $1,924,515,327     $164,587,176        $255,996,306         $91,409,130

4.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                           Six Months Ended               Year Ended
                            August 31, 2000            February 29, 2000
                       ------------------------       ----------------------
Class II:               Shares        Amount          Shares       Amount
                       --------    ------------       -------   ------------
Shares sold                  -     $         -        363,778   $  8,290,170

Shares issued to
shareholders in
reinvestment of
distributions            12,230         272,844        54,505      1,232,211

Shares
repurchased            (203,316)     (4,314,005)     (303,144)    (6,814,811)
                       --------     -----------       -------    -----------
Net increase
(decrease)             (191,086)   $ (4,041,161)      115,139   $  2,707,570
                       ========     ===========       =======    ===========

GMO INTERNATIONAL CORE FUND
 (A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     SHARE TRANSACTIONS - CONTINUED

                          Six Months Ended                   Year Ended
                           August 31, 2000                February 29, 2000
                   ------------------------------     -----------------------------
Class III:            Shares          Amount           Shares          Amount
                   ------------   ---------------     ------------   --------------
Shares sold          3,695,894    $   80,922,596       10,362,129    $ 236,178,961

Shares issued to
shareholders in
reinvestment of
distributions        1,492,057        33,392,236        4,170,163       94,366,903

Shares
repurchased        (19,960,403)     (434,525,838)     (26,508,769)    (587,704,164)
                   -----------     -------------      -----------     ------------
Net decrease       (14,772,452)   $ (320,211,006)     (11,976,477)   $(257,158,300)
                   ===========     =============      ===========     ============

                          Six Months Ended                   Year Ended
                           August 31, 2000                February 29, 2000
                   ------------------------------     -----------------------------
Class IV:             Shares          Amount           Shares          Amount
                   ------------   ---------------     ------------   --------------
Shares sold                -      $           -         5,114,795    $ 114,594,859

Shares issued to
shareholders in
reinvestment of
distributions          152,185         3,405,965          750,125       16,972,648

Shares
repurchased         (5,579,107)     (122,228,677)     (19,746,552)    (442,537,067)
                   -----------     -------------      -----------     ------------

Net decrease        (5,426,922)   $ (118,822,712)     (13,881,632)   $(310,969,560)
                   ===========     =============      ===========     ============

GMO INTERNATIONAL CORE FUND
 (A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

5.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2000 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                       Net Unrealized
   Settlement                             Units                         Appreciation
      Date         Deliver/Receive     of Currency        Value        (Depreciation)
----------------- -----------------  --------------    -------------  ---------------
Buys
        10/13/00        AUD              39,403,405   $  22,773,645    $    (603,171)
        10/13/00        CAD             102,236,007      69,397,659         (991,351)
        09/08/00        CHF             144,970,482      83,218,495       (4,847,658)
        03/23/01        CHF              58,280,800      34,011,664         (447,660)
        09/08/00        DKK             145,011,864      17,293,198       (1,414,149)
        03/23/01        DKK              82,396,136       9,881,077          (83,190)
        09/08/00        EUR             580,489,679     516,168,935      (34,235,559)
        03/23/01        EUR             234,726,079     210,618,928       (1,583,586)
        09/08/00        GBP             176,983,589     257,517,822      (11,549,945)
        03/23/01        GBP              48,488,216      70,746,650         (613,727)
        10/13/00        HKD             319,370,000      40,962,902          (37,098)
        10/13/00        JPY          11,391,279,440     107,526,644       (2,276,188)
        09/08/00        NOK             923,705,232     101,789,786       (3,556,113)
        03/23/01        NOK             105,333,745      11,574,720          (39,999)
        10/13/00        NZD              48,531,486      20,780,778       (3,512,994)
        09/08/00        SEK           1,027,236,712     108,882,039       (5,515,502)
        03/23/01        SEK             327,924,081      35,223,579          (37,075)
        10/13/00        SGD              11,932,900       6,961,613          (38,387)
                                                                        -------------
                                                                       $ (71,383,352)
                                                                        =============

Sales
        10/13/00        AUD              60,926,854   $  35,213,366    $   1,688,438
        10/13/00        CAD              26,257,312      17,823,427           16,573
        09/08/00        CHF             144,970,482      83,218,495        3,209,728
        03/23/01        CHF              16,351,362       9,542,371           60,337
        09/08/00        DKK             145,011,864      17,293,198          292,879
        09/08/00        EUR             580,489,679     516,168,935       16,103,203
        03/23/01        EUR              31,133,309      27,935,815          348,797
        09/08/00        GBP             176,983,589     257,517,822       11,325,759
        03/23/01        GBP              41,180,266      60,083,998        1,046,602
        10/13/00        HKD             962,714,502     123,479,288          221,987
        10/13/00        JPY          23,792,647,573     224,587,901        6,450,822


                                                                             31

GMO INTERNATIONAL CORE FUND
 (A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS - CONTINUED

                                                                       Net Unrealized
   Settlement                             Units                         Appreciation
      Date         Deliver/Receive     of Currency        Value        (Depreciation)
----------------- -----------------  --------------    -------------  ---------------
Sales - continued
        09/08/00        NOK             923,705,232   $ 101,789,786    $   5,762,184
        03/23/01        NOK             383,838,987      42,178,589          443,362
        10/13/00        NZD               9,714,669       4,159,740          340,260
        09/08/00        SEK           1,027,236,712     108,882,039        5,122,280
        03/23/01        SEK             310,509,758      33,353,040          320,278
        10/13/00        SGD              14,695,680       8,573,409           26,591
                                                                        ------------
                                                                       $  52,780,080
                                                                        ============

Currency Abbreviations:

    AUD  Australian Dollar                       HKD   Hong Kong Dollar
    CAD  Canadian Dollar                         JPY   Japanese Yen
    CHF  Swiss Franc                             NOK   Norwegian Kroner
    DKK  Danish Krona                            NZD   New Zealand Dollar
    EUR  Euro                                    SEK   Swedish Krona
    GBP  British Pound                           SGD   Singapore Dollar

    FUTURES CONTRACTS

                                                                        Net Unrealized
  Number of                                                              Appreciation
  Contracts        Type       Expiration Date      Contract Value       (Depreciation)
------------  -------------  -----------------    ----------------      ---------------
Buys
          38      ALL ORDS    September 2000      $      1,807,560      $      (17,944)
         357        DAX       September 2000            57,606,446             270,880
          21     HANG SENG    September 2000             2,310,207              (3,446)
           9       MIB 30     September 2000             1,919,588             (19,219)
          49       TOPIX      September 2000             6,929,107            (272,021)
                                                                        ---------------
                                                                        $      (41,750)
                                                                        ===============

Sales
          15      CAC 40      September 2000      $        884,560      $      (28,006)
         228    FTSE 100      September 2000            22,186,004          (1,105,162)
         114     IBEX 35      September 2000            11,031,627             351,478
                                                                        ---------------
                                                                        $     (781,690)
                                                                        ===============

At August 31, 2000, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS - 93.5%
                  AUSTRIA - 5.0%
            747   Allgemeine Baugesellschaft AG                                                             57,181
         48,709   Austrian Airlines                                                                        565,127
          2,500   Bau Holdings AG                                                                           76,681
         53,856   Boehler Uddeholm (Bearer)                                                              1,719,395
          8,918   Brau Union AG                                                                            387,706
         28,390   BWT AG                                                                                   954,077
         40,968   Flughafen Wien AG                                                                      1,406,277
         22,463   Mayr-Melnhof Karton AG (Bearer)                                                        1,018,507
          4,987   Oesterreichische Brau Beteiligungs AG                                                    221,685
         32,043   RHI AG                                                                                   680,859
         13,727   VA Technologie AG (Bearer)                                                               667,924
          8,694   Voest-Alpine Stahl AG                                                                    229,950
            226   Wiener Allianz Versicherungs AG                                                           23,086
         10,093   Wolford AG                                                                               244,519
                                                                                                 -----------------
                                                                                                         8,252,974
                                                                                                 -----------------
                  BELGIUM - 0.6%
          4,750   Colruyt SA *                                                                             186,445
          5,600   Delhaize-Le Lion                                                                         313,159
            300   D'ieteren NV                                                                              73,373
            475   Dolmen Computer Applications *                                                             8,108
          5,400   GIB Holdings Ltd                                                                         217,095
          2,850   Tessenderlo Chemie                                                                       104,620
          3,700   Union Miniere NPV                                                                        131,053
                                                                                                 -----------------
                                                                                                         1,033,853
                                                                                                 -----------------
                  CANADA - 0.1%
         17,360   Cott Corp *                                                                               86,526
         58,000   Echo Bay Mines Ltd *                                                                      46,804
          8,414   TVX Gold Inc *                                                                            17,117
                                                                                                 -----------------
                                                                                                           150,447
                                                                                                 -----------------
                  DENMARK - 0.0%
            800   Hafnia Holdings (Registered) Class A (c) (d) *                                                 1
                                                                                                 -----------------

                  FINLAND - 1.8%
          8,700   Amer Group Class A                                                                       198,396
         14,200   Asko Oyj *                                                                               250,218
         14,000   Finnair Class A                                                                           53,521
          4,900   Finnilines *                                                                              91,483


              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  FINLAND - CONTINUED
          4,700   Huhtamaki Oyj Class I *                                                                  136,847
          6,600   Instrumentarium Oyj                                                                      158,135
         11,000   Kemira Oyj                                                                                58,580
          8,500   Kesko Oyj                                                                                 77,836
          1,560   Kone Oyj                                                                                 101,522
          2,400   Metra AB Class A                                                                          43,528
         12,400   Metra AB Class B                                                                         231,509
         19,600   Metso Oyj                                                                                236,985
          1,800   Orion-Yhtyma Oyj Class A *                                                                33,606
          6,200   Orion-Yhtyma Oyj Class B *                                                               115,754
         15,100   Outokumpu Class A                                                                        150,356
         16,400   Oyj Hartwall Abp                                                                         291,608
          4,500   Pohjola Group Insurance Class B                                                          170,231
         97,400   Raisio Group Plc Class V                                                                 157,600
         20,099   Rautaruukki Oyj                                                                           82,197
            600   Sampo Insurance Co Ltd Class A                                                            24,404
         49,600   Sponda Oyj *                                                                             183,443
          2,000   Stockmann AB Class A                                                                      30,228
            747   Stockmann AB Class B                                                                       9,962
                                                                                                 -----------------
                                                                                                         2,887,949
                                                                                                 -----------------
                  FRANCE - 8.5%
         11,510   Alstom *                                                                                 258,382
          5,720   Atos SA *                                                                                584,817
          7,620   BIC SA                                                                                   359,390
          8,820   Club Mediterranee SA                                                                   1,151,905
         13,893   Compagnie Generale d'Industrie et de Participations                                      659,574
          3,280   Compagnie Parisienne de Reescompte *                                                     127,579
          2,132   Dexia Strip *                                                                                 95
          4,400   Eridania Beghin-Say SA                                                                   391,182
          4,770   Essilor International                                                                  1,323,120
          4,387   Gaz et Eaux                                                                              286,279
            730   Groupe Andre                                                                              85,474
          2,530   Hermes International                                                                     346,617
          4,330   Imetal                                                                                   500,446
          3,770   Legrand SA                                                                               827,874
         11,190   Moulinex *                                                                                44,868
          9,660   Pechiney SA Class A                                                                      442,293
         21,505   Pernod Ricard                                                                          1,129,934


2             See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  FRANCE - CONTINUED
         12,880   SCOR SA                                                                                  567,968
          2,210   Seb SA                                                                                   123,193
          3,550   Simco Union Habit (Registered)                                                           241,286
            838   Societe Eurafrance                                                                       432,114
         10,810   Sodexho Alliance                                                                       1,695,315
          5,140   Technip SA                                                                               667,636
         24,200   Thomson CSF                                                                            1,002,599
          1,749   Unibail (Bearer)                                                                         265,896
         46,270   Usinor Sacilor                                                                           495,693
                                                                                                 -----------------
                                                                                                        14,011,529
                                                                                                 -----------------
                  GERMANY - 9.4%
         23,780   Adidas Salomon AG                                                                      1,279,067
         93,000   AGIV AG                                                                                  917,766
         14,640   Altana AG                                                                              1,394,631
            750   AMB Aachener & Muenchener Beteiligungs AG                                                 60,678
          1,310   Ava Allgemeine Handelsgesellschaft der Verbraucher AG                                    559,151
          7,750   Axa Colonia Konzern AG                                                                   720,708
            290   Axel Springer Verlag AG                                                                  281,029
         30,370   Bankgesellschaft Berlin AG                                                               434,707
         24,150   Bayerische Hypotheken und Wechsel-Bank AG                                                536,764
         32,470   Berliner Kraft & Licht AG Class A                                                        355,070
          6,350   Bilfinger & Berger                                                                        79,037
         26,810   Buderus AG                                                                               436,188
         46,180   Continental AG                                                                           839,602
         11,670   DBV-Winterthur Holding                                                                   413,971
         12,890   Douglas Holdings AG                                                                      418,285
         12,240   FAG Kugelfischer                                                                          81,071
         19,460   Gehe AG                                                                                  716,258
          3,700   Hannover Rueckversicherungs                                                              299,376
          6,695   Heidelberg Port-Zement                                                                   369,036
          9,580   Hochtief AG                                                                              232,091
         18,130   Holzmann (Philipp) *                                                                     350,093
          7,700   IKB Deutsche Industriebank AG *                                                          115,008
         16,170   IWKA AG                                                                                  196,950
         17,300   Karstadt Quelle AG                                                                       529,860
         16,100   Kloeckner-Werke AG                                                                       302,019
          3,800   Linde AG                                                                                 160,474
         32,050   MAN AG                                                                                   897,563


              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  GERMANY - CONTINUED
         54,690   Metallgesellschaft                                                                       656,885
          3,500   Puma AG Rudolf Dassler Sport                                                              43,875
         20,020   Schmalbach-Lubeca AG                                                                     128,329
          6,320   Schwarz Pharma AG                                                                        151,820
          7,120   SGL Carbon AG *                                                                          493,743
         47,336   SKW Trostberg                                                                            297,534
         18,720   Suedzucker AG                                                                            201,380
          7,910   Takkt AG                                                                                  66,808
          7,720   Vereins Und Westbank                                                                     209,336
          9,590   Wella AG                                                                                 289,884
                                                                                                 -----------------
                                                                                                        15,516,047
                                                                                                 -----------------
                  HONG KONG - 5.3%
        151,000   Asia Satellite Telecom                                                                   442,392
        328,000   Chinese Estates Holdings Ltd *                                                            50,466
         66,000   Cross Harbour Tunnel Co Ltd                                                               29,618
        170,000   Dah Sing Financial Services                                                              793,405
      4,152,000   Denway Investment Ltd *                                                                  681,415
        555,000   Elec & Eltek International Holdings Ltd                                                   76,853
        872,000   Giordano International Ltd                                                               489,146
        234,000   Goldlion Holdings Ltd                                                                     15,001
         92,000   Great Eagle Holdings Ltd                                                                 152,168
      3,892,000   Guangdong Investment Ltd *                                                               533,950
        312,000   Guoco Group                                                                              800,072
        281,000   Hang Lung Development Co Ltd                                                             261,209
          1,745   Henderson Cyber *                                                                            233
        349,000   Henderson Investment Ltd                                                                 230,450
        411,200   HKR International Ltd                                                                    218,799
         85,500   Hong Kong Aircraft Engineering Co Ltd                                                    154,023
        147,000   Hong Kong & Shanghai Hotels                                                               91,412
        292,000   Hopewell Holdings Ltd                                                                    136,653
        442,000   Hysan Development Co Ltd                                                                 614,889
         14,800   Kowloon Motor Bus Holdings Ltd                                                            34,726
        298,000   Kumagai Gumi Ltd *                                                                        61,134
      3,378,000   Lippo China Resources Ltd *                                                              108,279
         98,000   Mandarin Oriental ADR                                                                     60,760
        551,000   New World Infrastructure *                                                               625,229
      6,284,000   Pearl Oriental Cyberforce Ltd *                                                          129,720
            500   Realty Development Corp ClassA *                                                             144


4             See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  HONG KONG - CONTINUED
        728,000   Shun Tak Holdings Ltd                                                                    112,943
      1,662,000   Sino Land                                                                                889,676
        900,000   South China Morning Post Ltd                                                             675,061
      3,146,000   Top Glory International Holdings *                                                       242,022
            101   Tsim Sha Tsui Properties Ltd                                                                  66
         37,000   Yue Yuen Industrial Holdings                                                              85,629
                                                                                                 -----------------
                                                                                                         8,797,543
                                                                                                 -----------------
                  ITALY - 0.4%
        102,000   Fornara SPA (d) *                                                                              -
        213,400   Grassetto SPA (d) *                                                                        1,897
          3,500   Recordati Industria Chimica e Farmaceutica SPA                                            56,632
         51,140   Recordati Industria Chimica e Farmaceutica SPA (Savings Shares)                          435,564
         69,713   Reno de Medici SPA                                                                       146,269
                                                                                                 -----------------
                                                                                                           640,362
                                                                                                 -----------------
                  JAPAN - 22.6%
         89,000   Amada Co Ltd                                                                             763,644
         23,000   Amano Corp                                                                               238,325
         10,000   Anritsu Corp                                                                             247,562
         20,800   Aoyama Trading                                                                           276,189
          8,000   Asatsu-DK Inc                                                                            299,325
         14,000   Bandai Co                                                                                459,490
         46,000   Canon Sales Co Inc                                                                       782,914
         34,000   Casio Computer Co Ltd *                                                                  395,987
          2,000   Chudenko Corp                                                                             24,269
         26,100   Chuo Mitsui Trust & Banking Co Ltd *                                                     100,347
        205,000   Citizen Watch Co                                                                       2,237,622
        202,000   Cosmo Oil Co Ltd                                                                         407,258
         43,000   Daicel Chemical Industries Ltd                                                           121,371
         90,000   Daido Steel Co Ltd                                                                       237,153
        133,000   Daiei Inc *                                                                              381,639
         34,000   Dainippon Pharmaceutical Co Ltd                                                          446,362
         22,000   Daio Paper Corp                                                                          221,981
         46,900   Daito Trust Construction Co Ltd                                                          787,237
        139,000   Denki Kagaku Kogyo                                                                       560,484
          3,000   Denny's Japan Co Ltd                                                                      59,359
         43,000   Ezaki Glico Co Ltd                                                                       258,065
         23,000   Fujitec Co                                                                               211,365
         61,000   Fukuyama Transporting Co Ltd                                                             341,495


              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  JAPAN - CONTINUED
         32,962   General Sekiyu (KK)                                                                      161,966
         44,000   Hankyu Department Stores Inc                                                             231,058
          8,000   Hanwa Co Ltd *                                                                             7,877
        165,000   Haseko Corp *                                                                             57,249
         37,000   Hitachi Maxell Ltd                                                                       950,675
        114,000   Hitachi Metals Ltd                                                                       822,074
         27,000   Hokuetsu Paper Mills                                                                     221,033
         17,000   House Foods Corp                                                                         234,340
         25,000   Hyogo Bank Ltd (c) (d) *                                                                       2
         66,000   INAX Corp                                                                                357,108
         19,000   Itoham Foods Inc                                                                          74,831
         28,000   Izumiya Co Ltd                                                                           223,443
         22,000   Japan Airport Terminal Co Ltd                                                            179,482
         64,000   Japan Steel Works Ltd *                                                                   71,418
         99,000   Japan Synthetic Rubber Co Ltd                                                            639,638
         46,000   JGC Corp                                                                                 219,993
         25,000   Kamigumi Co Ltd                                                                          118,389
         34,000   Kandenko Co                                                                              181,414
         11,000   Katokichi Co Ltd                                                                         273,350
        155,000   Keihin Electric Express Railway Co Ltd                                                   581,395
        194,000   Keio Teito Electric Railway Co Ltd                                                       773,162
         23,000   Kikkoman Corp                                                                            169,524
         15,000   Kissei Pharmaceutical Co Ltd                                                             295,386
          5,000   Kokuyo Co Ltd                                                                             86,318
         22,000   Komori Corp                                                                              303,057
         25,000   Konica Corp                                                                              199,269
         48,000   Koyo Seiko Co Ltd                                                                        368,192
        207,000   Kureha Chemical Industry Co Ltd                                                          578,451
         10,000   Kyowa Exeo Corp                                                                          112,528
          6,000   Kyudenko Corp                                                                             24,081
         77,000   Lion Corp                                                                                282,324
         55,000   Maeda Corp                                                                               209,912
         35,000   Maeda Road Construction                                                                  161,806
         51,000   Makino Milling Machine Co Ltd                                                            432,811
         45,000   Makita Corp                                                                              362,903
         93,000   Meiji Seika Kaisha Ltd                                                                   533,721
        152,000   Mitsubishi Gas Chemical Co Inc                                                           463,241
         77,000   Mitsui OSK Lines Ltd                                                                     156,686


6             See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  JAPAN - CONTINUED
         42,000   Mitsukoshi Ltd *                                                                         144,542
          5,000   Mitsumi Electric Co Ltd *                                                                188,016
         27,000   Mori Seiki Co Ltd                                                                        359,527
         12,000   Nagase & Co                                                                               65,266
         36,000   Nagoya Railroad Co Ltd                                                                   103,301
         34,000   Nankai Electric Railway Co Ltd                                                           135,503
        102,000   New Japan Securities Co Ltd                                                              374,944
         23,000   Nichicon Corp                                                                            644,880
         33,000   Nippon Hodo Co                                                                           145,752
         50,000   Nippon Meat Packers Inc                                                                  636,722
            900   Nippon Oil Co Ltd                                                                          5,114
         23,000   Nippon Paint Co                                                                           72,468
         22,000   Nippon Shokubai Corp                                                                     111,197
         68,000   Nippon Suisan Kaisha Ltd                                                                 120,518
         38,000   Nissan Fire & Marine Insurance Co Ltd                                                    130,064
         38,000   Nisshin Oil Mills Ltd                                                                    120,086
        259,000   Nisshin Steel Co Ltd                                                                     230,730
         41,000   Nisshinbo Industries Inc                                                                 190,698
         55,000   Nitto Boseki Co Ltd                                                                       70,143
         35,000   Okamoto Industries Inc                                                                    89,272
        255,600   Onoda Cement Co Ltd                                                                      412,258
         51,000   Onward Kashiyama Co Ltd                                                                  500,722
         27,000   Orient Corp *                                                                            109,884
          2,000   Oyo Corp                                                                                  25,881
         26,000   Q.P. Corp                                                                                219,430
        273,000   Renown Inc *                                                                             276,482
          5,000   Rinnai Corp                                                                              102,447
         45,000   Royal Co Ltd                                                                             428,310
          5,000   Ryosan Co                                                                                107,839
         20,000   Sanden Corp                                                                              121,905
         69,000   Sankyo Aluminum Industry Co Ltd *                                                         56,939
         27,000   Santen Pharmaceutical                                                                    607,652
        145,000   Sanyo Securities Co Ltd (d) *                                                              1,360
         47,000   Seino Transportation Co Ltd                                                              249,897
          6,000   Shimachu Co                                                                               98,800
        325,000   Showa Denko *                                                                            457,146
        124,000   Showa Shell Sekiyu                                                                       611,628
         61,000   Stanley Electric Co Ltd                                                                  737,903


              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  JAPAN - CONTINUED
         58,000   Sumitomo Bakelite Co Ltd                                                                 766,879
         27,895   Takara Standard Co                                                                       104,632
         65,000   Tanabe Seiyaku Co Ltd                                                                    460,193
         69,000   Teikoku Oil Co Ltd                                                                       245,227
         95,000   Toda Corp                                                                                400,881
         52,000   Tokai Carbon Co Ltd                                                                      136,047
         42,000   Tokuyama Corp                                                                            250,094
         76,000   Tokyo Electric Co Ltd                                                                    356,339
         88,000   Tokyo Ink Manufacturing Co Ltd                                                           174,119
         30,000   Tokyo Style Co Ltd                                                                       267,536
         10,000   Toyo Suisan Kaisha                                                                        94,524
         36,000   Tsubakimoto Chain                                                                        145,161
        162,000   Victor Co of Japan Ltd *                                                               1,367,217
         49,000   Wacoal Corp                                                                              414,000
         93,000   Yakult Honsha Co Ltd                                                                     941,860
         19,000   Yamaha Corp                                                                              166,945
         10,000   Yamatake Honeywell                                                                       123,500
         62,000   Yodogawa Steel Works                                                                     168,023
         34,000   Yokogawa Electric Corp                                                                   351,032
         89,000   Yokohama Rubber Co                                                                       211,150
                                                                                                 -----------------
                                                                                                        37,190,135
                                                                                                 -----------------
                  MALAYSIA - 0.0%
        357,000   Promet Berhad (d) *                                                                          939
        312,000   Rekapacific Berhad (d) *                                                                     821
                                                                                                 -----------------
                                                                                                             1,760
                                                                                                 -----------------
                  NORWAY - 0.0%
              1   SAS Norge ASA Class B                                                                          9
                                                                                                 -----------------
        538,000   Asia Food & Properties Ltd *                                                             103,143
        152,000   Aztech Systems Ltd                                                                        29,141
         26,000   Cerebos Pacific Ltd                                                                       51,357
        238,000   Comfort Group                                                                            126,515
        117,000   Cycle & Carriage Ltd                                                                     258,293
        192,600   Dairy Farm International Holdings Ltd                                                     88,596
         38,000   Elec & Eltek International Co Ltd                                                        101,080
         82,000   First Capital Corp Ltd                                                                    79,556
        172,000   Fraser & Neave                                                                           639,517


8             See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  SINGAPORE - CONTINUED
        385,000   Goldtron *                                                                                41,379
         23,000   Haw Par Brothers International Ltd                                                        41,155
        566,000   Hotel Properties Ltd                                                                     489,944
        106,500   Keppel FELS Energy & Infrastructure                                                       63,728
        658,000   Keppel Land Ltd                                                                        1,020,659
         85,000   Marco Polo Developments Ltd                                                               90,368
        177,000   Neptune Orient Lines Ltd *                                                               193,319
        203,000   Parkway Holdings Ltd                                                                     516,551
        270,000   Sembcorp Marine Ltd                                                                      105,879
         66,000   Singapore Land Ltd                                                                       151,839
         31,200   Straits Trading Co Ltd                                                                    26,645
        456,000   United Industrial Corp Ltd                                                               217,231
         64,000   United Overseas Land                                                                      60,234
        251,000   Van Der Horst Ltd (d) *                                                                    6,489
        320,000   Want Want Holdings                                                                       313,600
        608,200   Wing Tai Holdings                                                                        537,073
                                                                                                 -----------------
                                                                                                         5,353,291
                                                                                                 -----------------
                  SWEDEN - 4.3%
          9,932   Assi Doman                                                                               149,983
         41,657   Gambro AB Class A                                                                        344,327
         51,050   Gambro AB Class B                                                                        427,378
         39,034   Industrivarden AB Class A                                                              1,046,532
         28,310   Kinnevik Investment Class B                                                              735,013
            630   Metro International SA Class A ADR *                                                       5,942
          1,470   Metro International SA Class B *                                                          15,734
         33,670   Mo Och Domsjo AB Class B                                                                 776,053
          2,100   Modern Times Group AB *                                                                   59,752
          7,200   OM Gruppen AB *                                                                          360,897
         12,400   Perstorp AB Class B                                                                      151,772
         10,200   SAAB AB Class B *                                                                         82,149
         13,300   Skanska AB Class B                                                                       455,243
         22,800   SKF AB Class B                                                                           331,013
          6,570   SSAB Swedish Steel Class A                                                                56,395
        233,084   Stena Line AB Class B *                                                                  172,902
         16,219   Svedala Industries                                                                       297,344
         13,535   Svenska Kullagerfabriken AB                                                              183,593
         57,000   Swedish Match AB                                                                         184,231


              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  SWEDEN - CONTINUED
         40,488   Sydkraft AB Class C                                                                      652,167
         26,000   Trelleborg AB Class B                                                                    177,714
         71,000   WM-Data AB Class B *                                                                     398,771
                                                                                                 -----------------
                                                                                                         7,064,905
                                                                                                 -----------------
                  SWITZERLAND - 7.0%
             90   Ascom Holding AG (Bearer)                                                                335,715
             60   Baloise Holdings                                                                          60,876
            610   Banque Cantonale Vaudoise (Bearer)                                                       210,037
          3,190   BK Vision AG (Bearer) *                                                                  807,317
             40   Bobst AG (Bearer)                                                                         65,077
             60   Bobst AG (Registered)                                                                     48,377
          8,430   CIBA Specialty Chemicals Holdings (Registered)                                           494,659
             50   Ems-Chemie Holding AG (Bearer) *                                                         215,202
            190   Forbo Holdings AG (Registered)                                                            83,085
            240   Helvetia Patria Holding                                                                  208,797
            280   Hilti AG (Participating Certificate)                                                     246,971
            180   Intershop Holdings AG (Bearer)                                                            97,099
            120   Jelmoli (Bearer)                                                                         151,364
            190   Jelmoli (Registered)                                                                      47,321
            610   Julius Baer Holdings (Bearer)                                                          3,010,531
            495   Kuoni Reisen Holdings AG (Registered)                                                    222,424
             50   Motor-Columbus (Bearer)                                                                   78,907
            140   Movenpick Holdings (Bearer)                                                               57,846
          3,340   Oerlikon-Buhrle (Registered) *                                                           822,278
            120   Pargesa Holdings SA (Bearer)                                                             287,854
            900   Pharma Vision *                                                                          592,408
            660   Rieter Holding AG (Registered) *                                                         221,572
          5,340   SAir Group (Registered)                                                                  825,876
            100   Saurer Group Holdings (Registered) *                                                      61,060
             70   Schindler-Holding AG (Participating Certificates)                                        114,688
            100   Schindler-Holding AG (Registered)                                                        171,473
            170   Schweizerische Industrie-Gesellschaft Holding AG (Registered)                            114,046
            380   Sika Finanz AG (Bearer)                                                                  112,525
             80   Societe Generale de Surveillance Holding SA (Bearer)                                     143,697
            150   Societe Generale de Surveillance Holding SA (Registered)                                  60,257
          1,000   Sulzer Gebrueder AG (Registered)                                                         725,948
          1,550   Verwalt & Privat-Bank AG *                                                               311,325
            150   Vontobel Holding AG Class B                                                              400,275
             60   Zellweger Luwa AG (Bearer)                                                                36,498
                                                                                                 -----------------
                                                                                                        11,443,385
                                                                                                 -----------------


10            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM - 25.2%
         61,100   Airtours Plc                                                                             245,357
        140,600   AMEC                                                                                     575,853
         41,200   Anglian Water Plc *                                                                      335,087
        163,660   Associated British Ports                                                                 783,405
        111,540   Barratt Development                                                                      361,896
        124,200   Beazer Holmes Plc                                                                        218,653
         87,052   Berisford International                                                                  271,678
        217,900   BICC Group                                                                               337,641
         69,390   Blue Circle Industries                                                                   398,788
        131,240   BPB Industries Plc                                                                       595,757
         14,000   Britannic Plc                                                                            234,960
        244,100   British Energy Plc                                                                       823,956
        129,790   British Land Co                                                                          806,338
        184,825   Bunzl Co                                                                               1,042,031
        204,000   Caradon Plc                                                                              532,774
        140,660   Carillion Plc                                                                            215,909
         25,900   Cattle's Plc                                                                              97,034
         23,870   Charter Plc (Registered)                                                                 140,655
         43,710   Christian Salvesen Plc                                                                   103,025
         47,908   Cobham Group Plc                                                                         754,543
         41,621   De Vere Group Plc                                                                        184,092
        132,331   Debenhams Plc                                                                            389,883
         65,330   Delta Plc                                                                                128,320
        180,450   Electrocomponents Plc                                                                  2,126,620
        213,574   Elementis Plc                                                                            240,823
         44,900   Enterprise Oil                                                                           358,320
         51,962   Express Dairies Plc                                                                       54,056
        109,600   Gallaher Group Plc                                                                       604,363
         46,170   Glynwed International                                                                    134,350
         79,810   Great Portland Estates Plc                                                               260,688
        127,896   Hammerson Plc                                                                            809,458
        102,310   Hazlewood Foods                                                                          133,226
         91,670   Hepworth Plc                                                                             278,087
         66,100   Imperial Tobacco Group Plc                                                               603,000
         29,069   Inchcape Plc                                                                             124,767
        109,820   Johnson Matthey                                                                        1,645,761
         98,387   Ladbroke Group                                                                           312,063
         46,130   Laird Group                                                                              171,148


              See accompanying notes to the financial statements.             11

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES       DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM - CONTINUED
        627,117   Lasmo Plc                                                                              1,386,884
         73,980   Lex Service                                                                              437,545
        176,000   Lonrho Africa Plc *                                                                       58,896
        150,146   Lonrho Plc                                                                             1,909,296
        260,260   MFI Furniture Group                                                                      223,413
        120,430   Morgan Crucible                                                                          420,527
         34,457   Mothercare Plc *                                                                          70,437
        259,097   New Securicor Plc                                                                        533,417
         68,400   Next Plc                                                                                 619,006
        156,725   Northern Foods Plc                                                                       242,849
         63,500   Northern Rock Plc                                                                        362,166
        125,600   Nycomed Amersham Plc                                                                   1,126,603
         56,262   Ocean Group Plc                                                                          961,836
        164,220   Pilkington                                                                               218,623
        112,130   Premier Farnell Plc                                                                      876,896
        123,055   Provident Financial Plc                                                                1,484,232
         94,900   Rank Group Plc                                                                           231,966
        148,911   Rexam Plc                                                                                606,643
        121,400   Safeway Plc                                                                              466,306
        157,000   Scottish & Newcastle Plc                                                               1,053,049
         88,100   Severn Trent Plc                                                                         865,222
         58,960   Slough Estates                                                                           335,415
        113,890   Smith & Nephew Plc *                                                                     468,115
        131,810   Smith (WH) Group Plc                                                                     692,315
         80,800   Somerfield Plc                                                                            91,109
         69,436   Southwest Water                                                                          628,381
        206,130   Spirent Plc *                                                                          1,616,509
         74,917   St James's Place Capital                                                                 337,901
         93,070   Tate & Lyle                                                                              345,301
        622,980   Taylor Woodrow Plc                                                                     1,477,440
        129,016   Thames Water Plc                                                                       1,567,394
         56,199   Transport Development Group Plc                                                          181,522
         78,790   Unigate Plc (New Shares) *                                                               280,857
         96,926   Viglen Technology Plc (Entitlement Letters) *                                                  -
        110,760   Wilson (Connolly) Holdings                                                               248,977
        402,435   Wimpey (George)                                                                          693,844
        166,480   Yorkshire Water                                                                          815,676
                                                                                                 -----------------
                                                                                                        41,370,933
                                                                                                 -----------------


12            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES/
  PAR VALUE ($)   DESCRIPTION                                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  UNITED STATES - 0.0%
          2,125   Ultramar Diamond Shamrock Corp                                                            49,805
                                                                                                 -----------------


                  TOTAL COMMON STOCKS (Cost $173,614,837)                                              153,764,928
                                                                                                 -----------------

                  PREFERRED STOCKS - 2.6%
                  GERMANY - 2.6%
          6,890   Fresenius Medical Care AG (Non Voting) 0.72%                                           1,623,272
            300   Hugo Boss AG 2.08%                                                                        63,745
          9,750   MAN AG 0.00%                                                                             195,902
            220   Porsche AG (Non Voting) 0.46%                                                            758,893
          9,300   Prosieben Media AG 1.32%                                                               1,380,784
          8,700   Wella AG 1.08%                                                                           300,108
                                                                                                 -----------------
                                                                                                         4,322,704
                                                                                                 -----------------

                  TOTAL PREFERRED STOCKS (Cost $3,372,578)                                               4,322,704
                                                                                                 -----------------

                  RIGHTS & WARRANTS - 0.0%
                  GERMANY - 0.0%
         18,720   Suedzucker AG Rights, Expires 9/13/00 *                                                      832
                                                                                                 -----------------

                  SINGAPORE - 0.0%
          1,650   Haw Par Brothers International Ltd Warrants, Expires 7/18/01 *                             1,189
                                                                                                 -----------------


                  TOTAL RIGHTS & WARRANTS (Cost $6,047)                                                      2,021
                                                                                                 -----------------

                  SHORT-TERM INVESTMENTS - 5.1%
                  CASH EQUIVALENTS - 3.3%
$     3,900,000   Royal Bank of Canada Time Deposit, 6.625%, due 9/01/00                                 3,900,000
      1,578,957   The Boston Global Investment Trust  (a)                                                1,578,957
                                                                                                 -----------------
                                                                                                         5,478,957
                                                                                                 -----------------
                  U.S. GOVERNMENT - 1.8%
$     3,000,000   U.S. Treasury Bill, 4.91%, due 1/04/01 (b)                                             2,936,771
                                                                                                 -----------------


                  TOTAL SHORT-TERM INVESTMENTS (Cost $8,419,794)                                         8,415,728
                                                                                                 -----------------


              See accompanying notes to the financial statements.             13

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


                                                                                                      VALUE ($)
------------------------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS - 101.2%
                     (Cost $185,413,256)                                                               166,505,381

                  Other Assets and Liabilities (net) - (1.2%)                                           (1,909,679)
                                                                                                 -----------------

                  TOTAL NET ASSETS - 100.0%                                                     $      164,595,702
                                                                                                 =================



NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR American Depositary Receipt

(a) Represents investment of security lending collateral (Note 1).

(b) All or a portion of this security is held as collateral for open futures contracts (Note 6).

(c) Bankrupt issuer.

(d) Valued by management (Note 1).

*   Non-income producing security.



14            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                   At August 31, 2000, industry sector diversification of the Fund's equity investments was as follows:

                   INDUSTRY SECTOR
                   Services                                9.6 %
                   Consumer Goods                          9.5
                   Machinery                               7.7
                   Conglomerates                           7.5
                   Construction                            7.3
                   Health Care                             6.2
                   Electronic Equipment                    6.0
                   Financial Services                      5.7
                   Retail Trade                            4.4
                   Real Estate                             4.1
                   Chemicals                               3.6
                   Metals and Mining                       3.5
                   Transportation                          2.9
                   Food and Beverage                       2.5
                   Banking                                 2.4
                   Energy Services                         2.0
                   Insurance                               1.9
                   Aerospace                               1.8
                   Paper and Allied Products               1.6
                   Communications                          1.5
                   Textiles                                1.3
                   Automotive                              1.2
                   Utilities                               1.2
                   Computers                               0.8
                   Telecommunications                      0.3
                   Miscellaneous                           3.5
                                                 -------------
                                                         100.0 %
                                                 =============


              See accompanying notes to the financial statements.             15

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
      Investments, at value (cost $185,413,256) (Note 1)                                     $        166,505,381
      Foreign currency, at value (cost $526,260) (Note 1)                                                 520,329
      Cash                                                                                                 34,417
      Dividends and interest receivable                                                                   276,288
      Foreign withholding taxes receivable                                                                154,553
      Receivable for expenses waived or borne by Manager (Note 2)                                          22,715
                                                                                              -------------------

          Total assets                                                                                167,513,683
                                                                                              -------------------

LIABILITIES:
      Net payable for open forward foreign currency contracts (Notes 1 and 6)                             627,393
      Payable upon return of securities loaned (Note 1)                                                 1,578,957
      Payable for Fund shares repurchased                                                                 345,021
      Payable for variation margin on open futures contracts (Notes 1 and 6)                              189,307
      Payable to affiliate for (Note 2):
          Management fee                                                                                   85,283
          Shareholder service fee                                                                          21,322
      Accrued expenses and other liabilities                                                               70,698
                                                                                              -------------------

          Total liabilities                                                                             2,917,981
                                                                                              -------------------
NET ASSETS                                                                                   $        164,595,702
                                                                                              ===================

NET ASSETS CONSIST OF:
      Paid-in capital                                                                        $        182,567,179
      Accumulated undistributed net investment income                                                   2,541,713
      Accumulated net realized loss                                                                    (1,310,995)
      Net unrealized depreciation                                                                     (19,202,195)
                                                                                              -------------------
                                                                                             $        164,595,702
                                                                                              ===================

NET ASSETS ATTRIBUTABLE TO CLASS III SHARES                                                  $        164,595,702
                                                                                              ===================

SHARES OUTSTANDING - CLASS III                                                                         14,397,285
                                                                                              ===================

NET ASSET VALUE PER SHARE - CLASS III                                                        $              11.43
                                                                                              ===================

16            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Dividends (net of foreign tax expense of $373,179)                                     $          3,189,928
      Interest (including securities lending income of $16,294)                                           325,390
                                                                                              -------------------

          Total income                                                                                  3,515,318
                                                                                              -------------------
EXPENSES:
      Management fee (Note 2)                                                                             521,095
      Custodian fees                                                                                      103,684
      Audit fees                                                                                           26,956
      Transfer agent fees                                                                                  14,076
      Legal fees                                                                                            4,324
      Trustees fees (Note 2)                                                                                1,104
      Registration fees                                                                                        92
      Miscellaneous                                                                                         1,840
      Fees waived or borne by Manager (Note 2)                                                           (152,076)
                                                                                              -------------------
                                                                                                          521,095
      Shareholder service fee - Class III (Note 2)                                                        130,274
                                                                                              -------------------

          Net expenses                                                                                    651,369
                                                                                              -------------------

              Net investment income                                                                     2,863,949
                                                                                              -------------------

REALIZED  AND UNREALIZED GAIN (LOSS):

          Net realized gain (loss) on:
              Investments                                                                               1,265,067
              Closed futures contracts                                                                   (207,201)
              Foreign currency, forward contracts and foreign
                  currency related transactions                                                        (2,410,420)
                                                                                              -------------------
                     Net realized loss                                                                 (1,352,554)
                                                                                              -------------------

          Change in net unrealized appreciation (depreciation) on:
              Investments                                                                               9,443,217
              Open futures contracts                                                                     (694,976)
              Foreign currency, forward contracts and foreign
                  currency related transactions                                                           984,782
                                                                                              -------------------
                  Net unrealized gain                                                                   9,733,023
                                                                                              -------------------
          Net realized and unrealized gain                                                              8,380,469
                                                                                              -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $         11,244,418
                                                                                              ===================

              See accompanying notes to the financial statements.             17

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                                August 31, 2000             Year Ended
                                                                                  (Unaudited)           February 29, 2000
                                                                             ----------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                $             2,863,949   $            3,650,079
      Net realized gain (loss)                                                          (1,352,554)              15,652,117
      Change in net unrealized appreciation,(depreciation)mmencement                     9,733,023               (6,737,020)
                                                                             ----------------------    ---------------------

      Net increase in net assets resulting from operations                              11,244,418               12,565,176
                                                                             ----------------------    ---------------------

Distributions to shareholders from:
      Net investment income - Class III                                                 (3,536,779)              (1,936,570)
      Net realized gains - Class III                                                    (9,668,164)              (5,554,088)
                                                                             ----------------------    ---------------------
                                                                                       (13,204,943)              (7,490,658)
                                                                             ----------------------    ---------------------

Net share transactions - Class III (Note 5)                                             (6,805,535)              10,145,710
                                                                             ----------------------    ---------------------


      Total increase (decrease) in net assets                                           (8,766,060)              15,220,228

NET ASSETS:
      Beginning of period                                                              173,361,762              158,141,534
                                                                             ----------------------    ---------------------

      End of period (including accumulated undistributed
          net investment income of $2,541,713 and
          $3,214,543, respectively)                                        $           164,595,702   $          173,361,762
                                                                             =====================     =====================

18            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                              Six Months Ended
                                              August 31, 2000                   Year Ended February 28/29,
                                                                 -------------------------------------------------------
                                               (Unaudited)         2000        1999        1998        1997       1996
                                              --------------     --------    --------    --------    --------   --------

NET ASSET VALUE, BEGINNING OF PERIOD               $   11.54    $   11.02   $   12.22   $   13.46   $   12.95  $   11.95
                                                    --------     --------    --------    --------    --------   --------

Income (loss) from investment operations:
  Net investment income                                 0.21         0.25        0.55        0.27        0.23       0.18
  Net realized and unrealized gain (loss)               0.59         0.83       (1.15)       0.42        0.55       1.16
                                                    --------     --------    --------    --------    --------   --------
    Total from investment operations                    0.80         1.08       (0.60)       0.69        0.78       1.34
                                                    --------     --------    --------    --------    --------   --------

Less distributions to shareholders from:
  Net investment income                                (0.24)       (0.15)      (0.21)      (0.26)      (0.07)     (0.17)
  In excess of net investment income                       -            -           -           -           -      (0.02)
  Net realized gains                                   (0.67)       (0.41)      (0.39)      (1.67)      (0.20)     (0.15)
  In excess of net realized gains                          -            -           -           -       (0.00)         -
                                                    --------     --------    --------    --------    --------   --------
     Total distributions                               (0.91)       (0.56)      (0.60)      (1.93)      (0.27)     (0.34)
                                                    --------     --------    --------    --------    --------   --------

Net asset value, end of period                     $   11.43    $   11.54   $   11.02   $   12.22   $   13.46  $   12.95
                                                    ========     ========    ========    ========    ========   ========

TOTAL RETURN (a)                                      6.83% **     9.62%      (5.06%)      6.92%       5.99%      11.43%

RATIOS/SUPPLEMENTAL DATA:

      Net assets, end of period (000's)            $ 164,596    $ 173,362   $ 158,142   $ 234,155   $ 235,653  $ 218,964
      Net expenses to average
         daily net assets                             0.75% *     0.75%       0.75%        0.75%       0.76% (b)  0.76% (b)
      Net investment income to average
         daily net assets                             3.30% *     2.19%       1.67%        1.93%       1.75%      1.84%
      Portfolio turnover rate                           17%         55%          8%          79%         13%        13%
      Fees and expenses voluntarily waived
      or borne by the Manager consisted of
      the following per share amounts:             $    0.01     $ 0.03      $ 0.27      $  0.12     $  0.10    $  0.07



*        Annualized
**       Not annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.


              See accompanying notes to the financial statements.             19

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the Salomon Smith Barney EMI World ex-U.S. Index.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     FUTURES CONTRACTS
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     See Note 6 for all open futures contracts as of August 31, 2000.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts.
     To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions.
     At August 31, 2000, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $1,497,664 collateralized by cash in the amount of $1,578,957, which was invested in a short-term instrument.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. For the six months ended August 31, 2000, the Fund did not incur any capital gains or repatriation taxes.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------


     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 1.00% of the amount invested. In the case of cash redemptions, the fee is .60% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $64,740 in purchase premiums and $145,306 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a premium of up to .10% may be charged on certain in-kind purchases.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $1,104. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $27,883,840 and $39,417,517, respectively.

     At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:


                                             Gross Unrealized               Gross Unrealized                 Net Unrealized
            Aggregate Cost                     Appreciation                   Depreciation                    Depreciation
     ----------------------------      --------------------------      -------------------------      -------------------------

            $185,413,256                      $18,117,697                    $37,025,572                     $18,907,875


4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2000, 55.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                        Six Months Ended                                      Year Ended
Class III                                August 31, 2000                                  February 29, 2000
                              -------------------------------------         ----------------------------------------
                                   Shares               Amount                   Shares                 Amount
                              ---------------       ---------------         ---------------          ---------------

     Shares sold                      527,176      $      6,474,000               4,151,532         $     51,077,290

     Shares issued to
     shareholders in
     reinvestment of
     distributions                    942,944            10,938,134                 557,607                6,666,063

     Shares repurchased            (2,095,782)          (24,217,669)             (4,031,520)             (47,597,643)
                              ---------------       ---------------         ---------------          ---------------

     Net increase (decrease)         (625,662)     $     (6,805,535)                677,619         $     10,145,710
                              ===============       ===============         ===============          ===============


GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2000 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                                          Net Unrealized
          Settlement                                          Units                                        Appreciation
             Date              Deliver/Receive             of Currency                  Value             (Depreciation)
      ------------------     ------------------        ------------------         ------------------   ------------------
      Buys
                10/13/00             AUD                        10,816,187    $          6,251,338     $         (291,187)
                10/13/00             CAD                        25,228,960              17,125,383               (256,295)
                09/08/00             CHF                        31,668,729              18,179,039               (780,040)
                03/23/01             CHF                         7,055,768               4,117,624                (18,363)
                09/08/00             DKK                        16,809,000               2,004,535               (144,479)
                03/23/01             DKK                         8,502,600               1,019,645                 (5,295)
                09/08/00             EUR                        72,797,602              64,731,316             (4,277,854)
                03/23/01             EUR                        29,268,102              26,262,170               (289,973)
                09/08/00             GBP                        35,926,365              52,274,220             (1,904,363)
                03/23/01             GBP                        12,959,859              18,909,060               (237,352)
                10/13/00             HKD                        24,895,820               3,193,177                 (4,878)
                10/13/00             JPY                     1,763,117,684              16,642,742               (545,282)
                09/08/00             NOK                       124,888,961              13,762,421               (947,671)
                03/23/01             NOK                        77,343,309               8,498,959                (81,528)
                10/13/00             NZD                         3,426,980               1,467,404               (243,772)
                09/08/00             SEK                       130,679,458              13,851,380               (806,722)
                03/23/01             SEK                        38,233,825               4,106,841                (36,558)
                10/13/00             SGD                         2,572,400               1,500,729                    730
                                                                                                        ------------------
                                                                                                       $      (10,870,882)
                                                                                                        ==================
      Sales
                10/13/00             AUD                         8,646,074    $          4,997,096     $          158,044
                10/13/00             CAD                         6,345,552               4,307,352                 45,231
                09/08/00             CHF                        31,668,729              18,179,039              1,083,544
                03/23/01             CHF                        16,118,442               9,406,443                121,736
                09/08/00             DKK                        16,809,000               2,004,535                132,314
                03/23/01             DKK                         8,306,400                 996,117                 12,713
                09/08/00             EUR                        72,797,602              64,731,316              3,145,056
                03/23/01             EUR                        16,179,945              14,518,211                 56,500
                09/08/00             GBP                        35,926,365              52,274,220              3,439,028

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     FORWARD CURRENCY CONTRACTS - CONTINUED

                                                                                                          Net Unrealized
          Settlement                                          Units                                        Appreciation
             Date             Deliver/Receive              of Currency                  Value             (Depreciation)
      ------------------     ------------------        ------------------         ------------------   ------------------
     Sales - continued
                03/23/01             GBP                      20,575,158        $         30,020,150      $        72,645
                10/13/00             HKD                      70,492,358                   9,041,462               13,096
                10/13/00             JPY                   2,468,702,285                  23,303,025              720,068
                09/08/00             NOK                     124,888,961                  13,762,421              594,044
                03/23/01             NOK                      44,560,214                   4,896,550               40,855
                09/08/00             SEK                     130,679,458                  13,851,380              608,210
                03/23/01             SEK                      12,329,473                   1,324,356               (3,304)
                10/13/00             SGD                       2,050,560                   1,196,290                3,709
                                                                                                        -----------------
                                                                                                          $    10,243,489
                                                                                                        =================


Currency Abbreviations:

      AUD       Australian Dollar                HKD        Hong Kong Dollar
      CAD       Canadian Dollar                  JPY        Japanese Yen
      CHF       Swiss Franc                      NOK        Norwegian Kroner
      DKK       Danish Krona                     NZD        New Zealand Dollar
      EUR       Euro                             SEK        Swedish Krona
      GBP       British Pound                    SGD        Singapore Dollar


FUTURES CONTRACTS

                                                                                                        Net Unrealized
          Number of                                                                                      Appreciation
          Contracts                Type                 Expiration Date           Contract Value        (Depreciation)
      ------------------     ------------------        ------------------       ------------------   ------------------
      Buys
              88                   ALL ORDS              September 2000       $          4,185,929     $         92,859
              5                      DAX                 September 2000                    806,813               15,534
              36                     SGX                 September 2000                  1,164,097              (32,211)
              59                  S&P/TSE 60             September 2000                  5,493,304              688,961
              29                  TSE TOPIX              September 2000                  4,100,900             (109,950)
                                                                                                        ----------------
                                                                                                       $        655,193
                                                                                                        ================
      Sales
              48                    CAC 40               September 2000       $          2,830,593     $         (9,363)
              98                 NEW FTSE 100            September 2000                  9,536,089             (282,365)
                                                                                                        ----------------
                                                                                                       $       (291,728)
                                                                                                        ================


At August 31, 2000, the Fund has cash and/or securities to cover any margin
requirements on open futures contracts.                                      27

                             GMO JAPAN FUND
                             (A SERIES OF GMO TRUST)
                             SEMI-ANNUAL REPORT
                             AUGUST 31, 2000

    GMO JAPAN FUND
    (A SERIES OF GMO TRUST)
    SCHEDULE OF INVESTMENTS
    (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
    AUGUST 31, 2000 (UNAUDITED)



        SHARES         DESCRIPTION                                                                           VALUE ($)
    ---------------------------------------------------------------------------------------------------------------------------

                       COMMON STOCKS - 89.3%
                       AUTOMOTIVE - 7.7%
               3,000   Fuji Heavy Industries Ltd                                                                    19,861
               2,000   Honda Motor Co Ltd                                                                           73,143
               7,000   Mitsubishi Motors *                                                                          22,318
              18,000   Nissan Motor Co *                                                                            90,473
               1,000   Suzuki Motor Corp                                                                            10,606
                                                                                                          -----------------
                                                                                                                   216,401
                                                                                                          -----------------
                       BANKING - 11.8%
               4,000   Asahi Bank                                                                                   15,754
               5,000   Bank of Yokohama                                                                             21,990
               1,000   Dai-Ichi Kangyo Bank                                                                          7,586
              14,000   Daiwa Bank                                                                                   35,184
               5,000   Fuji Bank                                                                                    38,025
               1,000   Industrial Bank of Japan                                                                      7,586
               1,000   Mitsubishi Trust & Banking                                                                    7,689
              11,000   Sakura Bank Ltd                                                                              81,902
               2,000   Sanwa Bank Ltd                                                                               18,923
               4,000   Sumitomo Trust & Banking                                                                     28,207
                 600   The Chuo Mitsui Trust & Banking Co Ltd *                                                      2,307
               4,000   Tokai Bank                                                                                   20,255
               5,000   Toyo Trust & Banking Co Ltd                                                                  17,442
              29,000   Yasuda Trust & Banking                                                                       33,993
                                                                                                          -----------------
                                                                                                                   336,843
                                                                                                          -----------------
                       CHEMICALS - 2.0%
               4,000   Daicel Chemical Industries Ltd                                                               11,290
               4,000   Dainippon Ink & Chemicals Inc                                                                14,066
               2,000   Mitsui Petrochemical Industries Ltd                                                          10,146
               6,000   Sekisui Chemical                                                                             20,987
                                                                                                          -----------------
                                                                                                                    56,489
                                                                                                          -----------------
                       CONSTRUCTION - 9.6%
                 800   Daito Trust Construction Co Ltd                                                              13,428
               3,000   Daiwa House Industry Co Ltd                                                                  19,692
               1,000   INAX Corp                                                                                     5,411
               4,000   JGC Corp                                                                                     19,130
               7,000   Kajima Corp                                                                                  20,808
               6,000   Maeda Corp                                                                                   22,900


                          See accompanying notes to the financial statements.                                            1

    GMO JAPAN FUND
    (A SERIES OF GMO TRUST)
    SCHEDULE OF INVESTMENTS - CONTINUED
    (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
    AUGUST 31, 2000 (UNAUDITED)


        SHARES         DESCRIPTION                                                                           VALUE ($)
    ---------------------------------------------------------------------------------------------------------------------------

                       CONSTRUCTION - CONTINUED
              10,000   Marubeni Corp *                                                                              27,663
               4,000   Nishimatsu Construction                                                                      12,978
               3,000   Obayashi Corp                                                                                11,984
               4,000   Okumura Corp                                                                                 13,316
              11,000   Onoda Cement Co Ltd                                                                          17,742
               3,000   Sekisui House Ltd                                                                            30,439
               6,000   Shimizu Corp                                                                                 17,723
               4,000   Sumitomo Realty and Development Co Ltd                                                       17,367
              15,000   Taisei Corp                                                                                  21,943
                                                                                                          -----------------
                                                                                                                   272,524
                                                                                                          -----------------
                       CONSUMER GOODS - 5.1%
               1,000   Citizen Watch Co                                                                             10,915
               4,000   Ezaki Glico Co Ltd                                                                           24,006
               1,700   Fuji Photo Film Co Ltd                                                                       60,897
               3,000   Itochu Corp *                                                                                13,222
                 200   Nintendo Co Ltd                                                                              34,584
                                                                                                          -----------------
                                                                                                                   143,624
                                                                                                          -----------------
                       ELECTRIC - 1.5%
               3,000   Mitsubishi Electric Corp                                                                     27,991
               2,000   Oki Electric Industry *                                                                      14,291
                                                                                                          -----------------
                                                                                                                    42,282
                                                                                                          -----------------
                       ELECTRONICS - 2.1%
               4,000   Fuji Electric Co *                                                                           14,966
                 100   Rohm Co Ltd                                                                                  28,460
               2,000   Sanyo Electric Co                                                                            16,973
                                                                                                          -----------------
                                                                                                                    60,399
                                                                                                          -----------------
                       FINANCIAL SERVICES - 6.7%
                 400   Acom Ltd                                                                                     34,096
                 800   Credit Saison Co                                                                             19,317
               2,000   Daiwa Securities Co Ltd                                                                      24,944
               4,000   New Japan Securities Co Ltd                                                                  14,704
               1,000   Nichiei Co Ltd (Kyoto)                                                                       11,722
               7,000   Orient Corp *                                                                                28,488
                 100   Orix Corp                                                                                    13,316
                 600   Promise Co                                                                                   41,804
                                                                                                          -----------------
                                                                                                                   188,391
                                                                                                          -----------------
2                           See accompanying notes to the financial statements.


    GMO JAPAN FUND
    (A SERIES OF GMO TRUST)
    SCHEDULE OF INVESTMENTS - CONTINUED
    (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
    AUGUST 31, 2000 (UNAUDITED)


        SHARES         DESCRIPTION                                                                           VALUE ($)
    ---------------------------------------------------------------------------------------------------------------------------


                       FOOD AND BEVERAGE - 1.6%
               1,000   Asahi Breweries Ltd                                                                           9,143
               1,000   House Foods Corp                                                                             13,785
                 700   Q.P. Corp                                                                                     5,908
               4,000   Snow Brand Milk Products Co Ltd                                                              15,154
                                                                                                          -----------------
                                                                                                                    43,990
                                                                                                          -----------------
                       HEALTH CARE - 1.6%
               2,000   Sankyo Co Ltd                                                                                46,324
                                                                                                          -----------------

                       LEISURE - 0.7%
                 900   Heiwa Corp                                                                                   18,398
                                                                                                          -----------------

                       MACHINERY - 4.6%
               2,000   Amada Co Ltd                                                                                 17,161
              12,000   Ishikawajima-Harima Heavy Industries *                                                       17,554
              12,000   Kawasaki Heavy Industries Ltd *                                                              13,841
               2,000   Komatsu Ltd                                                                                  12,922
               5,000   Kubota Corp                                                                                  16,129
              14,000   Mitsubishi Heavy Industries                                                                  49,231
               1,000   NHK Spring Co Ltd                                                                             3,798
                                                                                                          -----------------
                                                                                                                   130,636
                                                                                                          -----------------
                       MANUFACTURING - 0.6%
               1,000   Toyo Seikan Kaisha                                                                           17,161
                                                                                                          -----------------

                       METALS AND MINING - 5.1%
               2,000   Fujikara Ltd                                                                                 17,254
               2,000   Hitachi Metals Ltd                                                                           14,422
              33,000   Kobe Steel Ltd *                                                                             20,733
               6,000   Mitsubishi Material                                                                          18,849
              32,000   NKK Corp *                                                                                   20,405
              19,000   Sumitomo Metal Industries *                                                                  11,403
              38,500   Tomen Corp *                                                                                 41,157
                                                                                                          -----------------
                                                                                                                   144,223
                                                                                                          -----------------
                       OIL AND GAS - 5.0%
              15,000   Cosmo Oil Co Ltd                                                                             30,242
              10,900   Nippon Oil Co Ltd                                                                            61,941
               4,600   Showa Shell Sekiyu                                                                           22,690
               2,000   Sumitomo Forestry Co Ltd                                                                     14,929
               5,000   Tokyo Gas Co                                                                                 12,847
                                                                                                          -----------------
                                                                                                                   142,649
                                                                                                          -----------------
                       See accompanying notes to the financial statements.                                               3

    GMO JAPAN FUND
    (A SERIES OF GMO TRUST)
    SCHEDULE OF INVESTMENTS - CONTINUED
    (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
    AUGUST 31, 2000 (UNAUDITED)


        SHARES         DESCRIPTION                                                                           VALUE ($)
    ---------------------------------------------------------------------------------------------------------------------------


                       PHARMACEUTICALS - 1.4%
               1,000   Daiichi Pharmaceuticals Co Ltd                                                               23,631
               2,000   Kyowa Hakko Kogyo Co Ltd                                                                     16,429
                                                                                                          -----------------
                                                                                                                    40,060
                                                                                                          -----------------
                       RETAIL TRADE - 1.7%
               1,000   Aoyama Trading                                                                               13,278
               1,000   Jusco Co Ltd                                                                                 18,802
               2,000   Mitsubishi Corp                                                                              14,629
                                                                                                          -----------------
                                                                                                                    46,709
                                                                                                          -----------------
                       SERVICES - 3.3%
               1,000   Canon Sales Co Inc                                                                           17,020
               1,000   Dainippon Printing Co Ltd                                                                    15,745
               5,000   Nippon Shinpan Co                                                                            10,597
              22,000   Nissho Iwai Corp *                                                                           22,693
               1,000   Sumitomo Corp                                                                                 8,721
               2,000   Toppan Printing Co Ltd                                                                       19,542
                                                                                                          -----------------
                                                                                                                    94,318
                                                                                                          -----------------
                       TECHNOLOGY - 3.6%
               6,000   Hitachi Ltd                                                                                  71,062
                 200   TDK Corp                                                                                     29,557
                                                                                                          -----------------
                                                                                                                   100,619
                                                                                                          -----------------
                       TEXTILES - 1.1%
               3,000   Nisshinbo Industries Inc                                                                     13,953
               1,000   Tokyo Style Co Ltd                                                                            8,918
               2,000   Toray Industries Inc                                                                          7,314
                                                                                                          -----------------
                                                                                                                    30,185
                                                                                                          -----------------
                       TOBACCO - 1.4%
                   5   Japan Tobacco Inc                                                                            38,353
                                                                                                          -----------------

                       TRANSPORTATION - 2.3%
               6,000   Kawasaki Kisen                                                                               11,140
               5,000   Nippon Express Co Ltd                                                                        28,085
               5,000   Seino Transportation Co Ltd                                                                  26,585
                                                                                                          -----------------
                                                                                                                    65,810
                                                                                                          -----------------
4                              See accompanying notes to financial statements.


    GMO JAPAN FUND
    (A SERIES OF GMO TRUST)
    SCHEDULE OF INVESTMENTS - CONTINUED
    (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
    AUGUST 31, 2000 (UNAUDITED)


           SHARES/     DESCRIPTION                                                                           VALUE ($)
        PER VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
                       UTILITIES - 8.8%
               1,400   Chubu Electric Power Co Inc                                                                  23,762
               1,400   Hokkaido Electric Power                                                                      19,653
                 800   Hokuriku Electric Power                                                                      11,380
               1,700   Kansai Electric Power                                                                        27,898
                 300   Kokusai Denshin Denwa                                                                        25,544
               3,400   Kyushu Electric Power Co Inc                                                                 53,404
               1,300   Shikoku Electric Power                                                                       18,956
               3,500   Tohoku Electric Power Co Inc                                                                 50,052
                 800   Tokyo Electric Power                                                                         17,892
                                                                                                          -----------------
                                                                                                                   248,541
                                                                                                          -----------------

                       TOTAL COMMON STOCKS (Cost $2,572,012)                                                     2,524,929
                                                                                                          -----------------

                       SHORT-TERM INVESTMENTS - 7.1%
                       CASH EQUIVALENTS - 7.1%
  $          200,000   Royal Bank of Canada Time Deposit, 6.625%, due 9/01/00                                      200,000
                                                                                                          -----------------


                       TOTAL SHORT-TERM INVESTMENTS (Cost $200,000)                                                200,000
                                                                                                          -----------------

                       TOTAL INVESTMENTS - 96.3%
                          (Cost $2,772,012)                                                                      2,724,929

                       Other Assets and Liabilities (net) - 3.7%                                                   103,622
                                                                                                          -----------------

                       TOTAL NET ASSETS - 100.0%                                                                $2,828,551
                                                                                                          -----------------
                                                                                                          -----------------



                       NOTES TO THE SCHEDULE OF INVESTMENTS:                                                             5

                       *   Non-income producing security.
                        See accompanying notes to financial statements.

GMO JAPAN FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
ASSETS:
       Investments, at value (cost $2,772,012) (Note 1)                                           $ 2,724,929
       Foreign currency, at value (cost $106,345) (Note 1)                                            108,590
       Cash                                                                                            18,760
       Dividends and interest receivable                                                                1,274
       Receivable for expenses waived or borne by Manager (Note 2)                                     11,966
                                                                                            ------------------
           Total assets                                                                             2,865,519
                                                                                            ------------------
LIABILITIES:
       Payable to affiliate for (Note 2):
           Management fee                                                                               1,327
           Shareholder service fee                                                                        370
       Payable  for variation margin on open futures contracts (Notes 1 and 6)                          1,308
       Accrued expenses and other liabilities                                                          33,963
                                                                                            ------------------
           Total liabilities                                                                           36,968
                                                                                            ------------------
NET ASSETS                                                                                        $ 2,828,551
                                                                                            ------------------
                                                                                            ------------------

NET ASSETS CONSIST OF:
       Paid-in capital                                                                            $48,679,734
       Distributions in excess of net investment income                                               (61,953)
       Accumulated net realized loss                                                              (45,743,050)
       Net unrealized depreciation                                                                    (46,180)
                                                                                            ------------------
                                                                                                  $ 2,828,551
                                                                                            ------------------
                                                                                            ------------------
NET ASSETS ATTRIBUTABLE TO CLASS III SHARES                                                       $ 2,828,551
                                                                                            ------------------
                                                                                            ------------------
SHARES OUTSTANDING - CLASS III                                                                        334,289
                                                                                            ------------------
                                                                                            ------------------
NET ASSET VALUE PER SHARE - CLASS III                                                             $      8.46
                                                                                            ------------------
                                                                                            ------------------
6                           See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends (net of foreign tax expense of $12,450)                                            $   70,535
      Interest                                                                                         11,883
                                                                                          --------------------

          Total income                                                                                 82,418
                                                                                          --------------------

EXPENSES:
      Management fee (Note 2)                                                                          24,526
      Custodian fees                                                                                   39,652
      Audit fees                                                                                       20,148
      Transfer agent fees                                                                              14,076
      Legal fees                                                                                          368
      Trustees fees (Note 2)                                                                               92
      Miscellaneous                                                                                       736
      Fees waived or borne by Manager (Note 2)                                                        (75,072)
                                                                                          --------------------
                                                                                                       24,526
      Shareholder service fee - Class III (Note 2)                                                      6,813
                                                                                          --------------------

          Net expenses                                                                                 31,339
                                                                                          --------------------

              Net investment income                                                                    51,079
                                                                                          --------------------
REALIZED AND UNREALIZED GAIN (LOSS):
          Net realized gain (loss) on:
              Investments                                                                           1,356,363
              Closed futures contracts                                                               (195,494)
              Foreign currency and foreign currency related
                  transactions                                                                         75,040
                                                                                          --------------------
                     Net realized gain                                                              1,235,909
                                                                                          --------------------

          Change in net unrealized appreciation (depreciation) on:
              Investments                                                                            (245,733)
              Open futures contracts                                                                   (8,944)
              Foreign currency and foreign currency related transactions                                  880
                                                                                          --------------------
                     Net unrealized loss                                                             (253,797)
                                                                                          --------------------

          Net realized and unrealized gain                                                            982,112
                                                                                          --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $1,033,191
                                                                                          --------------------
                        See accompanying notes to the financial statements.               --------------------
                                                                                                             7


GMO JAPAN FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                   AUGUST 31, 2000             YEAR ENDED
                                                                                     (UNAUDITED)           FEBRUARY 29, 2000
                                                                                 --------------------     ---------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                              $    51,079              $    370,940
      Net realized gain                                                                    1,235,909                18,487,302
      Change in net unrealized appreciation (depreciation)                                  (253,797)                5,968,681
                                                                                 --------------------     ---------------------

      Net increase in net assets resulting from operations                                 1,033,191                24,826,923
                                                                                 --------------------     ---------------------

Distributions to shareholders from:
      Net investment income - Class III                                                            -                  (370,940)
      In excess of net investment income                                                           -                  (304,432)
                                                                                 --------------------     ---------------------
                                                                                                   -                  (675,372)
                                                                                 --------------------     ---------------------


Net share transactions - Class III (Note 5)                                              (11,972,975)             (138,772,688)
                                                                                 --------------------     ---------------------


      Total decrease in net assets                                                       (10,939,784)             (114,621,137)

NET ASSETS:
      Beginning of period                                                                 13,768,335               128,389,472
                                                                                 --------------------     ---------------------

      End of period (including distributions in excess of
          net investment income of $61,953 and $113,032,
          respectively)                                                                  $ 2,828,551              $ 13,768,335
                                                                                 --------------------     ---------------------
                                                                                 --------------------     ---------------------
8                           See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)


FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-----------------------------------------------------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED                               YEAR ENDED FEBRUARY 28/29,
                                                 AUGUST 31,2000       -------------------------------------------------------------
                                                   (UNAUDITED)          2000             1999          1998       1997         1996
                                                 -----------------    --------       ---------       -------    -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      7.79       $6.20          $6.36          $7.02      $ 8.52      $9.12
                                                 ----------------     ----------       ---------    ---------    -------    -------
Income (loss) from investment operations:
  Net investment income (loss)                               0.05(b)       0.07(b)(c)   0.01            0.01        -(b)  (0.01)(b)
  Net realized and unrealized gain (loss)                    0.62          1.92        (0.17)          (0.67)      (1.50)      0.79
                                                 -----------------    ----------       ------        -------     -------     ------

    Total from investment operations                         0.67          1.99        (0.16)          (0.66)      (1.50)      0.78
                                                 -----------------    -----------       -----         -------    --------    ------

Less distributions to shareholders:
  From net investment income                                    -        (0.22)            -               -           -         -
  In excess of net investment income                            -        (0.18)            -               -       (0.00)        -
  From net realized gains                                       -            -             -               -           -      (1.38)
                                                 -----------------    --------       --------       ---------    ---------    -----


    Total distributions                                         -       (0.40)             -               -       (0.00)     (1.38)
                                                 -----------------    --------       --------        -------    ---------    ------

NET ASSET VALUE, END OF PERIOD                              $8.46       $7.79         $ 6.20         $  6.36   $    7.02   $   8.52
                                                 -----------------    --------       --------       --------    --------    -------
                                                 -----------------    --------       --------       --------    --------    -------

TOTAL RETURN (a)                                            8.60%**    31.54%          (2.52%)         (9.40%)    (17.69%)     8.29%

RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (000's)                $     2,829    $13,768        $128,389        $149,152    $218,797    $126,107
    Net expenses to average
           daily net assets                                 0.69%*     0.69%           0.69%           0.69%      0.70%(d)    0.92%
    Net investment income (loss) to average
           daily net assets                                 1.12%*      0.89%(c)       0.25%           0.21%      0.01%      (0.13%)
    Portfolio turnover rate                                   14%         56%           102%            128%         4%         23%
    Fees and expenses voluntarily waived or
           borne by the Manager consisted
           of the following per share amounts:       $      0.07       $0.03      $    0.02         $  0.02      $0.03     $  0.01


*          Annualized
**         Not annualized.
(a)        Calculation excludes purchase premiums and redemption fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)        Based on average month end shares outstanding.
(c)        Net investment income is affected by the timing of dividends earned and purchases and redemptions of Fund shares.
(d)        Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

                            See accompanying notes to the financial statements.                                                   9


GMO JAPAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Japan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of Japanese companies. The Fund's benchmark is the MSCI Japan Index.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2000.

     FUTURES CONTRACTS
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2000.
                                                                            11

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. There were no open swap agreements outstanding as of August 31, 2000.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund had no securities out on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At February 29, 2000, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $11,631,832 and $34,925,915, expiring in 2006 and 2007 respectively. The value of the capital loss carryforward may be limited due to significant shareholder activity.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     GMO JAPAN FUND
     (A SERIES OF GMO TRUST)

     NOTES TO FINANCIAL STATEMENTS - CONTINUED
     AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and fee on redemptions of Fund shares is .20% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $374 in purchase premiums and $24,369 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind purchases.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.
                                                                             13

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

    GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $92. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $1,147,688 and $12,887,501, respectively.

     At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                        Gross Unrealized                  Gross Unrealized                  Net Unrealized
      Aggregate Cost                      Appreciation                      Depreciation                     Depreciation
---------------------------        ---------------------------       ---------------------------        -----------------------
        $2,772,012                          $254,579                         $301,662                           $47,083

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2000, 51.7% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     Six Months Ended                                 Year Ended
                                                     August 31, 2000                               February 29, 2000
                                       --------------------------------------------     ---------------------------------------

  Class III:                                 Shares                   Amount                  Shares                 Amount
                                       ------------------      ---------------------     ----------------      ------------------
  Shares sold                                      21,796              $    186,931              877,279           $   6,239,388

  Shares issued to shareholders in
  reinvestment of distributions
                                                       -                          -               67,649                 572,315
  Shares repurchased                          (1,454,398)               (12,159,906)         (19,894,664)           (145,584,391)
                                       ------------------      ---------------------     ----------------      ------------------
  Net decrease                                (1,432,602)              $(11,972,975)         (18,949,736)          $(138,772,688)
                                       ==================      =====================     ================      ==================

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding long futures contracts purchased at August 31, 2000 is as follows:


         Number of                                                                                               Net Unrealized
         Contracts                    Type                Expiration Date             Contract Value              Depreciation
    --------------------    ------------------------   ---------------------      -----------------------       ----------------
             2                       TOPIX                September 2000                  $283,758                    $(1,343)
                                                                                                               =================

     At August 31, 2000, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

PELICAN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

     PELICAN FUND
     (A SERIES OF GMO TRUST)
     SCHEDULE OF INVESTMENTS
     (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
     AUGUST 31, 2000 (UNAUDITED)

          SHARES         DESCRIPTION                                                                                VALUE ($)
     ----------------------------------------------------------------------------------------------------------------------------
                         COMMON STOCKS - 90.5%
                         BASIC MATERIALS - 2.8%
              25,000     Abitibi-Consolidated Inc                                                                         279,688
               2,500     Alcan Aluminum Ltd                                                                                82,031
               5,000     Du Pont (E I) De Nemours & Co Inc                                                                224,375
              25,000     Engelhard Corp                                                                                   468,750
              13,400     FMC Corp *                                                                                       908,687
              12,500     Inco Ltd *                                                                                       223,438
              30,000     International Paper Co                                                                           956,250
               5,000     Weyerhaeuser Co                                                                                  231,563
                                                                                                                ------------------
                                                                                                                        3,374,782
                                                                                                                ------------------
                         CAPITAL GOODS - 7.3%
              10,000     Amcol International Corp                                                                          33,125
              27,500     General Electric Co                                                                            1,613,906
              25,000     Honeywell International Inc                                                                      964,063
              10,000     Ingersoll-Rand Co                                                                                455,625
              10,000     Lockheed Martin Corp                                                                             283,750
              30,000     Pall Corp                                                                                        641,250
              10,000     Parker Hannifin Corp                                                                             348,125
              32,500     Rockwell International Corp                                                                    1,314,219
              35,000     Thomas & Betts Corp                                                                              656,250
              12,500     United Technologies Corp                                                                         780,469
              90,000     Waste Management Inc                                                                           1,704,375
                                                                                                                ------------------
                                                                                                                        8,795,157
                                                                                                                ------------------
                         COMMUNICATION SERVICES - 4.0%
              20,000     AT&T Corp                                                                                        630,000
              10,000     SBC Communications Inc                                                                           417,500
               7,500     Sprint Corp (FON Group)                                                                          251,250
              80,000     Verizon Communications                                                                         3,490,000
                                                                                                                ------------------
                                                                                                                        4,788,750
                                                                                                                ------------------
                         CONSUMER CYCLICALS - 10.3%
              47,500     American Greetings Corp                                                                          884,687
              10,000     Delphi Automotive Systems Corp                                                                   164,375
              45,000     Federated Department Stores *                                                                  1,243,125
              15,000     General Motors Corp                                                                            1,082,812
              32,500     Information Resources Inc *                                                                      221,406
              25,000     Intermet Corp                                                                                    193,750
              10,000     Manpower Inc                                                                                     361,875
              25,000     Michelin SA Class B *                                                                            732,394
              67,500     Modis Professional Services Inc *                                                                464,063
              17,500     Nestle SA ADR                                                                                  1,885,110
              62,500     Owens Corning                                                                                    324,219

              See accompanying notes to the financial statements.             1

     PELICAN FUND
     (A SERIES OF GMO TRUST)
     SCHEDULE OF INVESTMENTS - CONTINUED
     (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
     AUGUST 31, 2000 (UNAUDITED)

          SHARES         DESCRIPTION                                                                                VALUE ($)
     ----------------------------------------------------------------------------------------------------------------------------
                         CONSUMER CYCLICALS - CONTINUED
              47,500     Saks Inc *                                                                                       475,000
              67,500     Staples Inc *                                                                                  1,037,813
              10,000     TJX Cos Inc                                                                                      188,125
             120,000     Toys R Us Inc *                                                                                2,182,500
              20,000     Wal-Mart Stores Inc                                                                              948,750
                                                                                                                ------------------
                                                                                                                       12,390,004
                                                                                                                ------------------
                         CONSUMER STAPLES - 12.7%
              12,500     Anheuser-Busch Cos Inc                                                                           985,156
               5,000     Coors (Adolph) Co                                                                                297,813
              50,000     CVS Corp                                                                                       1,856,250
              42,500     Eastman Kodak                                                                                  2,645,625
              65,000     Kimberly-Clark Corp                                                                            3,802,500
              50,000     Kroger Co *                                                                                    1,134,375
              20,000     Owens and Minor Holdings Co                                                                      306,250
              62,500     Pepsi Bottling Group Inc                                                                       1,984,375
              82,500     R. R. Donnelley & Sons Co                                                                      2,124,375
                                                                                                                ------------------
                                                                                                                       15,136,719
                                                                                                                ------------------
                         ENERGY - 11.9%
              12,500     Amerada Hess Corp                                                                                855,469
              35,000     Anadarko Petroleum Corp                                                                        2,301,950
               5,000     Baker Hughes Inc                                                                                 182,813
              12,500     Cabot Oil & Gas Corp Class A                                                                     250,000
              75,000     Conoco Inc                                                                                     1,959,375
             237,500     Gulf Canada Resources Ltd *                                                                    1,321,094
               5,000     Kerr-McGee Corp                                                                                  315,938
              50,000     Lasmo Plc ADR                                                                                    325,000
              60,000     Occidental Petroleum Corp                                                                      1,297,500
              27,500     Texaco Inc                                                                                     1,416,250
              82,500     Unocal Corp                                                                                    2,753,437
              50,000     USX - Marathon Group                                                                           1,371,875
                                                                                                                ------------------
                                                                                                                       14,350,701
                                                                                                                ------------------
                         FINANCIALS - 21.7%
              25,000     Allstate Corp                                                                                    726,563
              12,500     Bank of America Corp                                                                             669,531
               5,000     Bank One Corp                                                                                    176,250
              82,500     Block (H&R) Inc                                                                                2,959,687
              20,000     Boston Properties Inc - REIT                                                                     808,750
              60,000     Brandywine Realty Trust                                                                        1,230,000

2             See accompanying notes to the financial statements.

     PELICAN FUND
     (A SERIES OF GMO TRUST)
     SCHEDULE OF INVESTMENTS - CONTINUED
     (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
     AUGUST 31, 2000 (UNAUDITED)

          SHARES         DESCRIPTION                                                                                VALUE ($)
     ----------------------------------------------------------------------------------------------------------------------------
                         FINANCIALS - CONTINUED
              42,500     Chase Manhattan Corp                                                                           2,374,687
              62,500     Citigroup Inc                                                                                  3,648,457
              75,000     Equity Office Properties Trust - REIT                                                          2,165,625
              45,000     Equity Residential Properties Trust - REIT                                                     2,160,000
               7,500     First Union Corp                                                                                 217,031
             150,000     JP Realty Inc - REIT                                                                           2,662,500
              32,500     Mack-Cali Realty Corp - REIT                                                                     851,094
              12,500     Reckson Associates Realty Corp - REIT                                                            303,906
              62,500     Summit Properties Inc - REIT                                                                   1,453,125
              50,000     United Dominion Realty Trust Inc - REIT                                                          540,625
              50,000     Washington Mutual Inc                                                                          1,750,000
              30,000     Wells Fargo & Co                                                                               1,295,625
                                                                                                                ------------------
                                                                                                                       25,993,456
                                                                                                                ------------------
                         HEALTH CARE - 3.3%
              10,000     Abbott Laboratories                                                                              437,500
              65,000     Acuson Corp *                                                                                    934,375
              15,000     Aetna Inc                                                                                        839,063
              15,000     Becton Dickinson & Co                                                                            451,875
               5,000     Lilly (Eli) and Co                                                                               365,000
              12,500     Mylan Laboratories Inc                                                                           332,031
               7,500     Schering-Plough Corp                                                                             300,938
              10,000     Tenet Healthcare Corp *                                                                          310,000
                                                                                                                ------------------
                                                                                                                        3,970,782
                                                                                                                ------------------
                         TECHNOLOGY - 9.3%
              11,500     Avnet Inc                                                                                        688,563
              25,000     BMC Software Inc *                                                                               675,000
              60,000     Compaq Computer Corp                                                                           2,043,750
               5,000     Computer Associates International Inc                                                            158,750
               2,500     Electronic Data Systems Corp                                                                     124,531
              20,000     Intel Corp                                                                                     1,497,500
              17,500     International Business Machines Corp                                                           2,310,000
              10,000     Motorola Inc                                                                                     360,625
              25,000     Parametric Technology Corp *                                                                     334,375
             165,000     Storage Technology Corp *                                                                      2,609,062
              27,500     Unisys Corp *                                                                                    357,500
                                                                                                                ------------------
                                                                                                                       11,159,656
                                                                                                                ------------------

              See accompanying notes to the financial statements.             3

     PELICAN FUND
     (A SERIES OF GMO TRUST)
     SCHEDULE OF INVESTMENTS - CONTINUED
     (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
     AUGUST 31, 2000 (UNAUDITED)

        SHARES/
     PAR VALUE ($)      DESCRIPTION                                                                                VALUE ($)
     ----------------------------------------------------------------------------------------------------------------------------
                         TRANSPORTATION - 3.0%
              22,500     AMR Corp *                                                                                       738,281
              32,500     Canadian Pacific Ltd                                                                             887,656
              12,500     Delta Air Lines Inc                                                                              618,750
               5,000     FedEx Corp *                                                                                     201,750
              50,000     Ryder System Inc                                                                                 959,375
               7,500     US Airways Group Inc *                                                                           255,000
                                                                                                                ------------------
                                                                                                                        3,660,812
                                                                                                                ------------------
                         UTILITIES - 4.2%
              25,000     Mitchell Energy & Development Corp                                                             1,000,000
              50,000     Niagara Mohawk Holdings Inc *                                                                    643,750
              25,000     Questar Corp                                                                                     542,187
              35,000     Sempra Energy                                                                                    682,500
              47,500     TXU Corp                                                                                       1,659,531
              12,500     Unicom Corp                                                                                      571,094
                                                                                                                ------------------
                                                                                                                        5,099,062
                                                                                                                ------------------

                         TOTAL COMMON STOCKS (Cost $91,704,794)                                                       108,719,881
                                                                                                                ------------------

                         PREFERRED STOCKS - 0.8%
                         BASIC MATERIALS - 0.3%
              20,000     Freeport-McMoran Corp 0.00%                                                                      365,000
                                                                                                                ------------------

                         ENERGY - 0.5%
              12,500     Unocal Corp Convertible 6.25%                                                                    559,375
                                                                                                                ------------------


                         TOTAL PREFERRED STOCKS (Cost $1,347,458)                                                         924,375
                                                                                                                ------------------

                         DEBT OBLIGATIONS - 9.1%
                         BASIC MATERIALS - 0.4%
     $       500,000     IMC Global Inc, 10.125%, due 6/15/01                                                             506,920
                                                                                                                ------------------

                         TECHNOLOGY - 1.1%
           1,500,000     International Business Machines Corp, 6.50%, due 1/15/28                                       1,368,600
                                                                                                                ------------------

                         TRANSPORTATION - 0.8%
           1,000,000     United Air Lines Inc, 9.13%, due 1/15/12                                                         970,230
                                                                                                                ------------------

4             See accompanying notes to the financial statements.

     PELICAN FUND
     (A SERIES OF GMO TRUST)
     SCHEDULE OF INVESTMENTS - CONTINUED
     (SHOWING PERCENTAGE OF TOTAL NET ASSETS)
     AUGUST 31, 2000 (UNAUDITED)

     PAR VALUE ($)      DESCRIPTION                                                                                VALUE ($)
     ----------------------------------------------------------------------------------------------------------------------------

                         U.S. GOVERNMENT - 6.8%
     $     4,500,000     U.S. Treasury Bond, 11.13%, due 8/15/03                                                        5,094,135
           1,250,000     U.S. Treasury Bond, 10.75%, due 8/15/05                                                        1,496,287
           1,500,000     U.S. Treasury Note, 6.625%, due 5/15/07                                                        1,551,555
                                                                                                                ------------------
                                                                                                                        8,141,977
                                                                                                                ------------------

                         TOTAL DEBT OBLIGATIONS (Cost $11,619,560)                                                     10,987,727
                                                                                                                ------------------

                         TOTAL INVESTMENTS - 100.4%
                         (Cost $104,671,812)                                                                          120,631,983

                         Other Assets and Liabilities (net) - (0.4%)                                                     (487,728)
                                                                                                                ------------------

                         TOTAL NET ASSETS - 100.0%                                                            $       120,144,255
                                                                                                                ------------------
                                                                                                                ------------------


                         NOTES TO THE SCHEDULE OF INVESTMENTS:

                         ADR -  American Depositary Receipt

                         REIT - Real Estate Investment Trust

                         *           Non-income producing security.








              See accompanying notes to the financial statements.             5

PELICAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments, at value (cost $104,671,812) (Note 1)                                $        120,631,983
      Foreign currency, at value (cost $10,396) (Note 1)                                               9,659
      Dividends and interest receivable                                                              266,309
      Foreign withholding taxes receivable                                                            10,715
      Receivable for investments sold                                                                169,844
      Receivable for Fund shares sold                                                                 12,831
      Receivable for expenses waived or borne by Manager (Note 2)                                     19,716
                                                                                          -------------------

          Total assets                                                                           121,121,057
                                                                                          -------------------


LIABILITIES:
      Due to custodian                                                                                87,819
      Payable for Fund shares repurchased                                                            745,322
      Payable to affiliate for management fee (Note 2)                                                75,703
      Accrued expenses                                                                                67,958
                                                                                          -------------------

          Total liabilities                                                                          976,802
                                                                                          -------------------

NET ASSETS (equivalent to $11.68 per share based
      on 10,288,007 shares outstanding, unlimited shares authorized)                     $        120,144,255
                                                                                          -------------------
                                                                                          -------------------


NET ASSETS CONSIST OF:
      Paid-in capital                                                                   $         98,355,784
      Accumulated undistributed net investment income                                                439,505
      Accumulated undistributed net realized gain                                                  5,390,062
      Net unrealized appreciation                                                                 15,958,904
                                                                                          -------------------

          NET ASSETS                                                                    $        120,144,255
                                                                                          -------------------
                                                                                          -------------------

6             See accompanying notes to the financial statements.

PELICAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends (net of withholding taxes of $17,264)                                   $          1,429,525
      Interest                                                                                       501,386
                                                                                          -------------------

          Total income                                                                             1,930,911
                                                                                          -------------------

EXPENSES:
      Management fee (Note 2)                                                                        460,731
      Custodian and transfer agent fees                                                               82,248
      Audit fees                                                                                      19,228
      Registration fees                                                                                4,140
      Legal fees                                                                                       3,404
      Trustees fees (Note 2)                                                                             828
      Miscellaneous                                                                                    3,496
                                                                                          -------------------

          Total expenses                                                                             574,075

          Less: expenses waived or borne by Manager (Note 2)                                        (113,344)
                                                                                          -------------------

          Net expenses                                                                               460,731
                                                                                          -------------------
              Net investment income                                                                1,470,180
                                                                                          -------------------

REALIZED AND UNREALIZED GAIN (LOSS):

          Net realized gain (loss) on:
              Investments                                                                          6,337,945
              Foreign currency and foreign currency related transactions                              (5,751)
                                                                                          -------------------


              Net realized gain                                                                    6,332,194
                                                                                          -------------------

          Change in net unrealized appreciation (depreciation) on:
              Investments                                                                         13,478,736
              Foreign currency and foreign currency related transactions                                (420)
                                                                                          -------------------


              Net unrealized gain                                                                 13,478,316
                                                                                          -------------------

              Net realized and unrealized gain                                                    19,810,510
                                                                                          -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $         21,280,690
                                                                                          -------------------
                                                                                          -------------------


              See accompanying notes to the financial statements.             7

PELICAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                                               SIX MONTHS ENDED
                                                                               AUGUST 31, 2000                YEAR ENDED
                                                                                 (UNAUDITED)                FEBRUARY 29, 2000
                                                                             ---------------------       ----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                $            1,470,180      $             3,179,018
      Net realized gain                                                                 6,332,194                   45,410,117
      Change in net unrealized appreciation (depreciation)                             13,478,316                  (50,354,494)
                                                                             ---------------------       ----------------------

      Net increase (decrease) in net assets resulting from operations                  21,280,690                   (1,765,359)
                                                                             ---------------------       ----------------------

Distributions to shareholders from:
      Net investment income                                                            (1,276,460)                  (3,927,061)
      Net realized gains                                                              (13,805,711)                 (38,462,287)
                                                                             ---------------------       ----------------------

                                                                                      (15,082,171)                 (42,389,348)
                                                                             ---------------------       ----------------------

Fund share transactions:  (Note 5)
      Proceeds from sale of shares                                                      4,928,345                    9,423,293
      Net asset value of shares issued to shareholders
          in payment of distributions declared                                         14,593,064                   41,267,246
      Cost of shares repurchased                                                      (22,608,385)                (113,439,710)
                                                                             ---------------------       ----------------------

      Net decrease in net assets resulting
          from Fund share transactions                                                 (3,086,976)                 (62,749,171)
                                                                             ---------------------       ----------------------

      Total increase (decrease) in net assets                                           3,111,543                 (106,903,878)

NET ASSETS:
      Beginning of period                                                             117,032,712                  223,936,590
                                                                             ---------------------       ----------------------

      End of period (including accumulated undistributed
          net investment income of $439,505 and
          $245,785, respectively)                                          $          120,144,255      $           117,032,712
                                                                             ---------------------       ----------------------
                                                                             ---------------------       ----------------------


8             See accompanying notes to the financial statements.

PELICAN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
---------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              AUGUST 31, 2000                         YEAR ENDED FEBRUARY 28/29,
                                                                  ----------------------------------------------------------------
                                                (UNAUDITED)          2000         1999          1998         1997          1996
                                             -----------------    -----------  ------------  -----------  ------------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   11.15    $   15.73     $   17.78    $   16.31     $   14.52    $   11.99
                                             ------------------   -----------  ------------  -----------  ------------  -----------

Income from investment operations:
  Net investment income                                    0.15         0.30          0.30         0.32          0.33         0.31
  Net realized and unrealized gain (loss)                  1.94        (0.78)         0.43         4.13          2.27         3.04
                                             -------------------  -----------  ------------  -----------  ------------  -----------

    Total from investment operations                       2.09        (0.48)         0.73         4.45          2.60         3.35
                                             -------------------  -----------  ------------  -----------  ------------  -----------

Less distributions to shareholders:
  From net investment income                              (0.13)        (0.36)        (0.31)       (0.40)        (0.27)       (0.29)
  From net realized gains                                 (1.43)        (3.74)        (2.47)       (2.58)        (0.54)       (0.53)
                                             ------------------   -----------  ------------  -----------  ------------  -----------

    Total distributions                                   (1.56)       (4.10)        (2.78)       (2.98)        (0.81)       (0.82)
                                             -------------------  -----------  ------------  -----------  ------------  -----------

NET ASSET VALUE, END OF PERIOD                        $   11.68    $   11.15     $   15.73    $   17.78     $   16.31    $   14.52
                                             -------------------  -----------  ------------  -----------  ------------  -----------
                                             -------------------  -----------  ------------  -----------  ------------  -----------

TOTAL RETURN (a)                                         19.42%**      (5.80%)        3.89%       28.97%        18.60%       28.58%


RATIOS/SUPPLEMENTAL DATA:

       Net assets, end of period (000's)              $ 120,144    $ 117,033     $ 223,937    $ 236,286     $ 207,369    $ 177,238
       Net expenses to average
           daily net assets                               0.75%*       0.93%         0.95%        0.95%         0.95%        1.05%
       Net investment income to average
           daily net assets                               2.39%*       1.79%         1.68%        1.77%         2.10%        2.42%
       Portfolio turnover rate                              16%          32%           34%          28%           27%          32%
       Fees and expenses voluntarily waived or borne by
           the Manager consisted of the following per
           share amounts:                             $    0.01    $    0.02     $    0.01    $    0.01     $    0.01    $       -

*          Annualized
**         Not annualized
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.


              See accompanying notes to the financial statements.             9

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC ("the Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which will issue a separate series of shares.

     The Fund seeks long-term growth of capital primarily through investment in equity securities. The Fund's benchmark is the Standard & Poor's 500 Composite Stock Market Index.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term debt obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are excercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2000 there were no open futures contracts.

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless a shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), and extraordinary expenses) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $828. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 2000, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                                    Purchases                 Proceeds
                                                                               ---------------------     ----------------------
           U.S. Government securities                                                              -                   $565,508

           Investments (non-U.S. Government securities)                                  $19,178,073                $33,891,346

     At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                        Gross Unrealized                  Gross Unrealized                  Net Unrealized
       Aggregate Cost                     Appreciation                      Depreciation                     Appreciation
---------------------------        ---------------------------       ---------------------------        -----------------------
       $104,671,812                        $27,241,706                       $11,281,535                      $15,960,171

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2000, 62.61% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                     Six Months Ended                    Year Ended
                                                                     August 31, 2000                  February 29, 2000
                                                           -------------------------------    ----------------------------

      Shares sold                                                          401,695                           608,624

      Shares issued to shareholders in
        reinvestment of distributions                                    1,305,649                         3,145,991

      Shares repurchased                                                 (1,912,903)                      (7,496,586)
                                                                 ----------------------         ---------------------------

      Net decrease                                                         (205,559)                      (3,741,971)

      Fund shares:

      Beginning of period                                                10,493,566                        14,235,537

                                                                 ----------------------         ---------------------------
      End of period                                                      10,288,007                        10,493,566
                                                                 ======================         ===========================

                  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
                  (A SERIES OF GMO TRUST)
                  SEMI-ANNUAL REPORT
                  AUGUST 31, 2000

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------
                COMMON STOCKS - 94.6%
                AUSTRALIA - 2.4%
      6,200     Australia and New Zealand Banking Group Ltd                 46,678
      6,200     Broken Hill Proprietary Ltd                                 67,947
     28,200     CSR Ltd                                                     71,693
     27,000     Email Ltd                                                   47,270
    102,230     MIM Holdings Ltd                                            67,338
    110,400     National Australia Bank Ltd                              1,620,244
      5,000     OPSM Protector Ltd                                           7,396
         33     PaperlinX Ltd                                                   69
     39,300     PMP Communications Ltd                                      44,507
      7,500     Qantas Airways Ltd                                          17,074
     74,200     Santos Ltd                                                 250,806
    120,000     Schroders Property                                         162,246
                                                                         ---------
                                                                         2,403,268
                                                                         ---------
                AUSTRIA - 1.4%
        800     Austria Tabakwerke AG                                       30,761
        300     Austrian Airlines                                            3,481
        100     Bau Holdings AG                                              3,067
      1,600     Boehler Uddeholm (Bearer)                                   51,081
        400     Brau Union AG                                               17,390
        600     Energie-Versorgung Niederoesterreich AG                     18,777
      6,100     Erste Bank Der Oesterreichischen Sparkassen AG             271,703
        700     Flughafen Wien AG                                           24,028
        200     Mayr-Melnhof Karton AG (Bearer)                              9,068
        350     Oesterreichische Brau Beteiligungs AG                       15,558
        100     Oesterreichische Elektrizitaetswirtschafts AG                9,335
      3,100     OMV AG                                                     230,158
        300     VA Technologie AG (Bearer)                                  14,597
     26,700     Voest-Alpine Stahl AG                                      706,195
        600     Wienerberger Baustoffindustrie AG                           12,802
                                                                         ---------
                                                                         1,418,001
                                                                         ---------
                BELGIUM - 0.3%
      2,900     Arbed SA                                                   208,838
        800     Compagnie Maritime Belge SA                                 48,009
                                                                         ---------
                                                                           256,847
                                                                         ---------


              See accompanying notes to the financial statements.      1

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------

                BRAZIL - 0.5%
  9,573,000     Electrobras                                                179,412
        740     Embratel Participacoes SA ADR                               16,188
     14,400     Souza Cruz (Registered)                                     70,833
      1,000     Tele Leste Celular Participacoes SA ADR *                   45,750
      5,054     Tele Norte Leste Participacoes SA ADR                      128,877
        530     Telesp Celular Participacoes SA ADR                         19,478
                                                                         ---------
                                                                           460,538
                                                                         ---------
                CANADA - 0.4%
      1,400     Abitibi Consolidated Inc                                    15,665
        400     Alcan Aluminum Ltd *                                        13,088
      1,900     Bank of Montreal                                            77,822
      1,500     Bank of Nova Scotia                                         39,314
      1,500     Brascan Corp *                                              19,581
        500     Canadian Imperial Bank of Commerce                          15,292
        400     Canadian National Railway Co *                              11,596
      1,000     Canadian Pacific Ltd                                        27,125
        500     Magna International Class A                                 23,921
        300     Potash Corp of Saskatchewan                                 15,889
      1,100     Sun Life Financial Services of Canada Inc *                 23,124
      5,200     TransCanada Pipelines Ltd                                   50,426
      1,200     Westcoast Energy Inc                                        23,192
                                                                         ---------
                                                                           356,035
                                                                         ---------
                CZECH REPUBLIC - 0.3%
      1,637     Ceske Radiokomunikace *                                     72,827
      7,735     SPT Telecom AS *                                           116,914
        600     Tabak AS                                                    84,643
                                                                         ---------
                                                                           274,384
                                                                         ---------
                DENMARK - 1.1%
        600     Carlsberg A/S Class B *                                     21,678
        133     Codan Forsikring                                             8,247
        800     Danisco A/S *                                               26,137
      5,400     Den Danske Bank                                            676,091
      2,000     DFDS A/S                                                    64,151
        580     Kapital Holding AS                                          16,183
        500     Novo-Nordisk A/S Class B *                                 101,652


2              See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------
                DENMARK - CONTINUED
      6,900     SAS Danmark A/S                                             56,441
      1,400     Tele Danmark A/S Class B *                                  84,303
        600     Topdanmark AS *                                             11,304
                                                                        ----------
                                                                         1,066,187
                                                                        ----------
                FINLAND - 0.8%
     36,300     Finnair Class A                                            138,772
     18,600     Fortum Oyj                                                  65,649
     30,900     Kemira Oyj                                                 164,555
      1,100     Partek Oyj                                                  13,007
     42,300     Rautaruukki Oyj                                            172,991
      3,300     Stora Enso Oyj Class A                                      30,806
      9,600     UPM-Kymmene Oyj                                            242,817
                                                                        ----------
                                                                           828,597
                                                                        ----------
                FRANCE - 10.5%
     14,200     Alcatel SA *                                             1,162,086
        600     Assurances Generales de France (Bearer)                     30,299
      7,100     Aventis SA Class A                                         533,386
        300     Axa SA                                                      42,754
      6,444     Banque Nationale de Paris                                  592,955
        520     Bongrain                                                   135,040
         38     Cap Gemini SA                                                7,939
      4,340     Chargeurs International SA                                 237,296
     11,880     Christian Dior SA *                                        652,726
        445     Compagnie Generale d'Industrie et de Participations         21,127
      5,970     Compagnie Parisienne de Reescompte *                       232,209
     13,500     Credit Lyonnais SA                                         546,099
        280     Credit National                                             21,284
        100     Damart SA                                                    6,846
        840     Dexia                                                      119,115
        840     Dexia Strip *                                                   37
      2,440     Eiffage SA                                                 150,331
        910     Elf Gabon                                                  121,274
      2,900     Eramet                                                     120,533
      5,340     Eridania Beghin-Say SA                                     474,753
      4,140     Esso S.A.F.                                                287,092


              See accompanying notes to the financial statements.      3

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------
                FRANCE - CONTINUED
         10     Fromageries Bel SA                                           4,801
      1,317     Gaz et Eaux                                                 85,943
      1,380     Imetal                                                     159,496
     14,500     Michelin SA Class B                                        425,410
      6,800     Pechiney SA Class A                                        311,345
        850     Pernod Ricard                                               44,661
      5,000     Renault SA                                                 217,639
      9,820     Saint-Gobain                                             1,307,825
     17,600     Societe Generale Class A *                               1,043,674
      8,200     Sommer Allibert                                            317,853
      4,790     Sylea (Bearer)                                             218,464
     61,190     Usinor Sacilor                                             655,532
      5,020     Vallourec                                                  215,118
                                                                        ----------
                                                                        10,502,942
                                                                        ----------
                GERMANY - 7.6%
        900     Allianz AG                                                 304,055
     62,300     Bankgesellschaft Berlin AG                                 891,744
     18,250     BASF AG                                                    684,702
     11,200     Bayer AG                                                   474,468
        400     Bayerische Motoren Werke AG                                 12,945
        600     Bayerische Vereinsbank                                      35,073
      1,150     Bilfinger & Berger                                          14,314
     12,900     Commerzbank AG                                             414,022
     20,600     DaimlerChrysler AG                                       1,064,068
      7,100     Deutsche Bank AG                                           620,495
     21,600     Deutsche Telekom                                           835,351
      1,100     Dresdner Bank AG                                            49,680
        300     Escada AG                                                   31,208
     12,700     FAG Kugelfischer                                            84,117
        800     Heidelberg Port-Zement                                      44,097
        500     Holzmann (Philipp) *                                         9,655
     12,800     IWKA AG                                                    155,904
        900     Lufthansa AG                                                19,964
        500     Metro AG *                                                  19,026

4              See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------
                GERMANY - CONTINUED
        700     RWE AG                                                      26,045
        400     Schering AG                                                 21,373
     58,800     Schmalbach-Lubeca AG                                       376,911
        500     Siemens AG                                                  80,681
     28,080     SKW Trostberg                                              176,499
      3,900     Suedzucker AG                                               41,954
     34,300     Thyssen Krupp AG                                           524,504
      9,300     Veba AG                                                    446,481
      3,300     Volkswagen AG                                              143,759
         40     Walter Bau AG                                                  196
                                                                         ---------
                                                                         7,603,291
                                                                         ---------
                HONG KONG - 3.8%
     65,000     Amoy Properties Ltd                                         60,839
     14,200     Bank of East Asia                                           33,136
     44,000     Cheung Kong Holdings                                       575,436
     56,100     Chinese Estates Holdings Ltd *                               8,632
     50,500     CLP Holdings Ltd                                           226,623
     54,000     Hang Lung Development Co Ltd                                50,197
      4,000     Hang Seng Bank                                              42,953
     24,000     Henderson Land Development Co Ltd                          133,243
     10,000     Hong Kong Electric Holdings Ltd                             31,670
     66,000     Hong Kong Land Holdings                                    132,000
     14,000     Hong Kong & China Gas *                                     17,322
      9,900     Hutchison Whampoa                                          139,628
    235,800     Jardine Matheson Holdings Ltd                            1,155,420
    275,000     New Asia Realty & Trust Co Class A *                        66,993
        148     Pacific Century CyberWorks Ltd *                               275
    566,000     Regal Hotels International Ltd *                            20,320
        212     Sino Land                                                      113
     81,000     Sun Hung Kai Properties Ltd                                763,338
     23,000     Swire Pacific Ltd Class A                                  157,771
     80,000     Wharf Holdings Ltd                                         190,273
     32,000     Wheelock and Co Ltd                                         26,669
                                                                         ---------
                                                                         3,832,851
                                                                         ---------


              See accompanying notes to the financial statements.      5

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------
                INDONESIA - 0.5%
    236,500     Astra International *                                       74,804
    115,500     Gudang Garam                                               173,354
  1,775,000     Matahari Putra Prima Tbk                                   136,621
    318,000     PT Daya Guna Samudera *                                     20,269
    151,500     PT Indofood Sukses Makmur Tbk *                             67,961
    294,000     United Tractors *                                           66,473
                                                                         ---------
                                                                           539,482
                                                                         ---------
                IRELAND - 0.1%
     16,000     Greencore Group                                             41,963
     29,100     Oakhill Group Plc                                            9,055
                                                                         ---------
                                                                            51,018
                                                                         ---------
                ISRAEL - 0.6%
     40,000     Bank Hapoalim Ltd                                          127,458
     57,542     Bank Leumi Le-Israel                                       132,646
     10,500     Clal Industries Ltd *                                      130,093
      3,000     Teva Pharmaceutical                                        184,391
                                                                         ---------
                                                                           574,588
                                                                         ---------
                ITALY - 3.0%
     22,500     Banca di Roma                                               27,705
     13,000     Banco Ambrosiano Veneto SPA (Savings Shares)                31,726
      2,000     Buzzi Unicem SPA                                             9,922
     22,400     Danieli and Co SPA (Savings Shares)                         53,869
    210,000     ENI SPA                                                  1,226,622
      2,000     Fiat SPA                                                    49,573
     13,540     Fiat SPA (Savings Shares)                                  179,362
      3,800     Fila Holding SPA ADR *                                      36,100
     40,600     IFIL Finanziaria di Partecipazioni SPA (Savings Shares)    180,477
      4,000     Immsi SPA *                                                  5,743
     15,000     Parmalat Finanziaria SPA                                    20,470
      4,500     RAS SPA                                                     52,690
        280     Reno de Medici SPA                                             587
      5,090     San Paolo IMI SPA                                           90,415
     27,350     SNIA BPD SPA                                                30,443
     79,900     Telecom Italia Mobile SPA                                  693,303
     12,000     Telecom Italia SPA                                         147,653
     24,000     Telecom Italia SPA (Savings Shares)                        142,746
                                                                         ---------
                                                                         2,979,406
                                                                         ---------

6              See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)




SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------

                JAPAN - 23.7%
        400     Acom Ltd                                                    34,096
      7,600     Aoki International                                          26,084
     53,000     Asahi Bank                                                 208,740
      3,000     Asahi Breweries Ltd                                         27,429
     41,000     Bank Of Tokyo-Mitsubishi                                   502,119
      3,000     Bank of Yokohama                                            13,194
     12,000     Brother Industries Ltd                                      27,794
      3,600     Chubu Electric Power Co Inc                                 61,103
      6,100     Chugoku Electric Power Co Inc                               94,955
      5,000     Chuo Mitsui Trust & Banking Co Ltd *                        19,224
    388,000     Cosmo Oil Co Ltd                                           782,258
     31,000     Dai-Ichi Kangyo Bank                                       235,174
     14,000     Daiichi Pharmaceuticals Co Ltd                             330,833
      2,000     Dainippon Printing Co Ltd                                   31,489
     37,000     Daio Paper Corp                                            373,331
    182,000     Daiwa Bank                                                 457,389
      2,000     Daiwa House Industry Co Ltd                                 13,128
      9,000     Daiwa Securities Co Ltd                                    112,247
     44,000     Ezaki Glico Co Ltd                                         264,066
     18,000     Fuji Bank                                                  136,890
      6,000     Fuji Heavy Industries Ltd                                   39,722
     11,000     Fuji Photo Film Co Ltd                                     394,036
     46,000     Hitachi Ltd                                                544,805
     14,000     Honda Motor Co Ltd                                         512,003
     23,000     Industrial Bank of Japan                                   174,484
      6,000     Itochu Corp *                                               26,444
     84,000     Itoham Foods Inc                                           330,833
     21,000     Izumiya Co Ltd                                             167,583
     83,000     JACCS Co                                                   311,328
        100     Japan Tobacco Inc                                          767,067
      2,000     Jusco Co Ltd                                                37,603
     60,000     Kamigumi Co Ltd                                            284,134
     68,000     Kandenko Co                                                362,828
      9,600     Kansai Electric Power                                      157,539
     68,000     Kansai Paint Co                                            165,154
      2,000     Kirin Brewery Co Ltd                                        21,943

              See accompanying notes to the financial statements.      7

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------

                JAPAN - CONTINUED
        300     Kokusai Denshin Denwa                                       25,544
     13,000     Komatsu Ltd                                                 83,993
     23,000     Kubota Corp                                                 74,194
      5,000     Kyodo Printing                                              17,817
     66,000     Kyudenko Corp                                              264,891
     26,000     Kyushu Electric Power Co Inc                               408,383
     56,000     Maeda Road Construction                                    258,890
    124,000     Marubeni Corp *                                            343,023
      2,000     Marui Co Ltd                                                31,527
     16,000     Matsushita Electric Industrial Co Ltd                      438,110
     50,000     Misawa Homes                                               159,415
      9,000     Mitsubishi Belting                                          22,365
     87,000     Mitsubishi Corp                                            636,347
      3,000     Mitsubishi Electric Corp                                    27,991
     67,000     Mitsubishi Heavy Industries                                235,606
      3,000     Mitsubishi Motors *                                          9,565
     86,000     Mitsubishi Paper Mills Ltd                                 196,774
      9,000     Mitsubishi Trust & Banking                                  69,205
      2,000     Mitsui Fudosan Co Ltd                                       21,662
      4,000     Mitsui Petrochemical Industries Ltd                         20,293
     52,000     Mizuno Corp                                                159,940
     16,000     MOS Food Services                                          175,544
     78,000     Nagase & Co                                                424,231
     12,000     Nikko Securities                                           115,791
      2,000     Nintendo Co Ltd                                            345,836
     11,000     Nippon Express Co Ltd                                       61,787
     34,000     Nippon Flour Mills Co Ltd                                   84,490
     79,000     Nippon Hodo Co                                             348,922
    273,000     Nippon Oil Co Ltd                                        1,551,369
     27,000     Nippon Paint Co                                             85,071
     61,000     Nippon Suisan Kaisha Ltd                                   108,111
     16,000     Nishimatsu Construction                                     51,913
    289,000     Nissan Motor Co *                                        1,452,588
    445,000     Nisshin Steel Co Ltd                                       396,427
     42,000     Nisshinbo Industries Inc                                   195,349
    234,000     NKK Corp *                                                 149,212

8              See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------


                JAPAN - CONTINUED
     59,000     NOF Corp                                                   130,570
     81,000     Okumura Corp                                               269,646
      1,000     Ono Pharmaceutical Co Ltd                                   39,854
     44,000     Onoda Cement Co Ltd                                         70,968
        700     Orix Corp                                                   93,211
      3,600     Promise Co                                                 250,825
      7,000     Ryosan Co                                                  150,975
    155,000     Sakura Bank Ltd                                          1,154,070
      5,000     Sankyo Co Ltd                                              115,810
     14,000     Sanwa Bank Ltd                                             132,464
      3,000     Sanyo Electric Co                                           25,459
     94,000     Seino Transportation Co Ltd                                499,794
     48,000     Sekisui Chemical                                           167,892
      5,000     Sekisui House Ltd                                           50,731
      3,000     Sharp Corp                                                  47,796
      3,000     Shikoku Electric Power                                      43,745
      2,000     Shiseido Co Ltd                                             23,631
     20,000     Showa Shell Sekiyu                                          98,650
      2,400     Sony Corp                                                  267,817
      1,000     Sumitomo Bank *                                             12,378
      2,000     Sumitomo Corp                                               17,442
     47,000     Sumitomo Trust & Banking                                   331,433
      9,000     Sumitomo Warehouse                                          25,741
      4,000     Suzuki Motor Corp                                           42,423
      2,000     Takeda Chemical Industries Ltd                             118,342
     50,000     TOA Corp                                                    57,202
     69,000     Tohoku Electric Power Co Inc                               986,731
     68,000     Tokai Bank                                                 344,336
        900     Tokyo Electric Power                                        20,128
     20,000     Tokyo Gas Co                                                51,388
    196,000     Tokyo Ink Manufacturing Co Ltd                             387,809
     14,000     Tokyo Style Co Ltd                                         124,850
     14,000     Toppan Printing Co Ltd                                     136,797
      8,000     Toray Industries Inc                                        29,257
      4,000     Toyo Seikan Kaisha                                          68,642
      1,000     Toyota Motor Corp                                           43,511
     69,000     Yodogawa Steel Works                                       186,994
                                                                         ----------
                                                                        23,377,514
                                                                         ----------


              See accompanying notes to the financial statements.      9

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------


                KOREA - 0.2%
        364     Cheil Jedang Corp                                           15,266
      1,815     Dongwon Securities Co                                       11,459
      3,108     Hyundai Industrial Development                              12,446
      1,261     Kookmin Bank                                                15,354
      1,100     Korea Electric Power Corp                                   32,343
        140     Lotte Confectionery Co                                      14,268
      1,200     Pacific Chemical Corp                                       29,655
        360     Pohang Iron & Steel (a)                                     27,556
        550     Shinsegae Department Store                                  27,382
         80     SK Telecom *                                                17,605
                                                                         ----------
                                                                           203,334
                                                                         ----------
                MALAYSIA - 2.4%
     40,000     Genting Berhad                                             112,632
    137,900     IJM Corp Berhad Class A                                    124,110
     67,600     Kuala Lumpur Kepong Berhad                                  96,063
    211,000     Magnum Corp Berhad                                         132,708
     55,000     Malakoff Berhad                                            143,289
     66,000     Malayan Banking Berhad                                     253,579
    116,000     Sime Darby Berhad                                          128,821
     19,000     Sime UEP Properties Berhad *                                27,000
  6,990,000     Tan Chong International Ltd                              1,120,293
     15,000     Tan Chong Motor Holdings Berhad                              5,487
     48,000     Tanjong                                                    104,211
     41,000     Tenaga Nasional Berhad                                     137,026
      4,650     Warisan TC Holdings Berhad                                   2,778
                                                                        ----------
                                                                         2,387,997
                                                                        ----------
                MEXICO - 0.5%
     34,000     Alfa SA Class A                                             93,629
     21,000     Cemex SA de CV CPO                                          98,550
     99,300     Desc SA Class B                                             61,486
     30,000     Grupo Carso SA de CV Class A *                             106,567
      2,700     Telefonos de Mexico Class L ADR                            146,981
                                                                         ----------
                                                                           507,213
                                                                         ----------
                NETHERLANDS - 4.3%
     11,400     ABN Amro Holdings NV                                      283,785
      4,700     Boskalis Westminster NV                                   106,344


10              See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------


                NETHERLANDS - CONTINUED
        480     Buhrmann NV Maastricht                                      13,634
      8,400     DSM NV                                                     256,900
      6,600     Fortis (NL) NV                                             203,434
      2,600     Gamma Holdings NV                                          100,552
        400     Gucci Group NV *                                            41,608
     11,400     Hollandsche Beton Groep NV                                 117,061
      9,800     ING Groep NV                                               656,937
      8,175     KLM-Konin Luchtvaart Mij NV *                              204,594
     27,000     Kon Bolswessanen                                           302,455
      2,400     Koninklijke Ten Cate                                        81,615
      3,100     Koninklijke Volker Wessels                                  54,432
      7,600     Nedlloyd NV *                                              142,298
     22,100     Royal Dutch Petroleum                                    1,345,888
      5,400     Royal KPN NV *                                             144,074
      5,600     Stork NV                                                    60,740
      5,906     Van Ommeren Vopak                                          124,967
        400     Wereldhave NV                                               18,457
                                                                         ---------
                                                                         4,259,775
                                                                         ---------
                NEW ZEALAND - 0.2%
     78,900     Air New Zealand Class B                                     83,101
     95,000     Fletcher Challenge Buildings                                90,297
                                                                         ---------
                                                                           173,398
                                                                         ---------
                NORWAY - 2.6%
        900     Bergesen d.y. ASA Class A                                   19,836
        700     Bergesen d.y. ASA Class B                                   14,117
     93,100     Christiania Bank OG Kreditkasse                            488,358
    146,500     Den Norske Bank Class A                                    665,146
      1,300     Fred Olsen Energy *                                         12,320
      1,500     Hafslund ASA Class B *                                       4,661
      1,000     Kvaerner ASA Class B *                                      11,351
      4,200     Kvaerner ASA *                                              56,235
        500     Leif Hoegh and Co AS *                                       5,372
      6,000     Merkantildata ASA *                                         38,680
     23,300     Norsk Hydro AS                                           1,001,389
        600     Norske Skogindustrier ASA Class A                           21,092
        600     Norske Skogindustrier ASA Class B                           17,323

              See accompanying notes to the financial statements.      11

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------


                NORWAY - CONTINUED
      2,400     Orkla ASA                                                   42,714
      4,900     Petroleum Geo-Services *                                    93,417
        800     SAS Norge ASA Class B                                        6,876
        500     Schibsted ASA                                               10,634
      6,000     Storebrand                                                  42,647
      4,300     Tandberg Data ASA *                                          7,866
                                                                         ---------
                                                                         2,560,034
                                                                         ---------
                PORTUGAL - 1.0%
    276,500     Electricidade de Portugal SA *                             897,251
      1,400     Inapa-Invest Particip Gesta                                  8,451
      4,000     Mota & Co SA                                                45,519
      2,800     Portucel Industrial Empresa                                 17,674
        500     Salvador Caetano                                             6,357
                                                                         ---------
                                                                           975,252
                                                                         ---------
                RUSSIA - 0.5%
      4,400     Lukoil Holding Co ADR                                      286,000
     10,000     Norilsk Nickel (Registered) *                              100,000
      8,000     Unified Energy Systems ADR *                               135,000
                                                                         ---------
                                                                           521,000
                                                                         ---------
                SINGAPORE - 4.4%
    165,900     Asia Food & Properties Ltd *                                31,806
    200,000     Brierley Investments Ltd *                                  35,438
      1,500     Creative Technology Ltd                                     32,592
      9,000     Cycle & Carriage Ltd                                        19,869
      4,652     DBS Group Holdings Ltd                                      56,214
     38,500     Fraser & Neave                                             143,148
     64,000     Haw Par Brothers International Ltd                         114,518
    129,500     Hotel Properties Ltd                                       112,098
     66,900     Inchcape Berhad                                             54,024
    252,000     Jardine Strategic Holdings                                 718,200
      5,750     Oversea-Chinese Banking Corp                                39,752
        330     Overseas Union Bank                                          1,668
    221,100     Singapore Airlines Ltd (Registered)                      2,132,260


12              See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------


                SINGAPORE - CONTINUED
    433,100     Singapore Telecom                                          714,579
    199,680     Straits Trading Co Ltd                                     170,528
      3,008     United Overseas Bank                                        23,591
    208,000     Van Der Horst Ltd (a) *                                      5,377
                                                                           ---------
                                                                         4,405,662
                                                                           ---------
                SOUTH AFRICA - 0.7%
     25,600     Amalgamated Bank of South Africa                           105,741
     24,900     Barlow Ltd                                                 162,667
      7,100     De Beers Consolidated Mines Ltd ADR                        197,025
    233,100     Safmarine & Rennies Holdings (a)                            13,372
     26,550     Sage Group Ltd                                              56,927
     16,200     Sasol Ltd                                                  132,435
                                                                         ---------
                                                                           668,167
                                                                         ---------
                SPAIN - 1.0%
      7,500     Aceralia SA                                                 62,078
      1,400     Azucarera Ebro Agricolas                                    16,305
      2,100     Cristaleria Espanola SA                                     63,478
     20,414     Endesa                                                     398,372
      2,800     FENOSA SA                                                   52,052
     15,400     Repsol SA                                                  305,317
      9,100     Tableros Defibras Class B *                                 70,386
                                                                         ---------
                                                                           967,988
                                                                         ---------
                SWEDEN - 4.6%
     21,400     Foreningssparbanken AB Class A                             318,624
      6,400     Gambro AB Class A                                           52,901
      3,400     Gambro AB Class B                                           28,464
      4,400     Mo Och Domsjo AB Class B                                   101,415
    167,800     Nordbanken Holdings AB                                   1,164,722
     13,027     Nordic Baltic Holding AB *                                  90,094
     66,000     Skandinaviska Enskilda Banken Class A                      790,335
      6,400     Skanska AB Class B                                         219,064
     18,900     SSAB Swedish Steel Class A                                 162,232
      9,700     SSAB Swedish Steel Class B                                  82,234
      1,600     Svenska Cellulosa Class B                                   30,350
     53,400     Svenska Handelsbanken Class A                              882,785


              See accompanying notes to the financial statements.      13

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------


                SWEDEN - CONTINUED
     13,200     Svenska Handelsbanken Class B *                            214,719
     42,900     Trelleborg AB Class B                                      293,228
      2,400     Volvo AB Class A                                            38,404
      8,200     Volvo AB Class B                                           135,993
                                                                         ---------
                                                                         4,605,564
                                                                         ---------
                SWITZERLAND - 2.8%
        700     BK Vision AG (Bearer) *                                    177,154
        110     Bobst AG (Bearer)                                          178,962
        200     Bobst AG (Registered)                                      161,258
        100     Credit Suisse Holdings (Registered)                         20,889
        100     Financiere Richemont AG Class A                            283,091
        200     Givaudan *                                                  53,485
      1,200     Hero AG                                                    142,550
        400     Merkur Holding AG (Registered)                              99,394
        300     Movenpick Holdings (Bearer)                                123,956
        160     Nestle AG (Registered)                                     344,690
        200     SAir Group (Registered)                                     30,932
        200     Schweizerische Industrie-Gesellschaft
                Holding AG (Registered)                                    134,171
        200     Schweizerische Lebensversicherungs-und
                Rentenanstalt                                              153,912
        160     Swatch Group AG (Bearer)                                   227,253
         20     Swiss Reinsurance (Bearer)                                  41,043
        200     Swisscom AG (Registered) *                                  56,699
      2,000     UBS AG (New Shares) (Registered) *                         290,953
        600     Zurich Allied                                              308,858
                                                                         ---------
                                                                         2,829,250
                                                                         ---------
                THAILAND - 0.8%
     12,500     Advanced Info Service Pcl (Foreign Registered) *           151,070
    117,000     Bangkok Bank Pcl (Foreign Registered) *                    120,936
    374,000     Bangkok Expressway Pcl (Foreign Registered) *               71,369
      9,700     Delta Electronics Pcl (Foreign Registered)                  72,142
    100,000     Electricity Generating Pcl (Foreign Registered)            116,819
     16,000     Shinawatra Computer Pcl (Foreign Registered) *              73,199
    207,000     Siam Commercial Bank Pcl (Foreign Registered) *             94,954
    120,000     Telecomasia Corp Pcl (Foreign Registered) *                 96,881
                                                                         ---------
                                                                           797,370
                                                                         ---------


14             See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL ASSETS)
AUGUST 31, 2000 (UNAUDITED)


SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------
                UNITED KINGDOM - 11.3%
        100     Abbey National Plc                                           1,213
     40,700     Anglian Water Plc *                                        331,020
     15,100     Arcadia Group                                                9,667
         49     AstraZeneca Plc                                              2,202
        100     BAA                                                            800
     14,900     Barclays Plc                                               372,875
     30,000     Bass Plc                                                   293,318
     45,200     Beazer Holmes Plc                                           79,574
     18,000     Berkley Group                                              147,052
        100     BG Group Plc                                                   624
     40,000     BICC Group                                                  61,981
     68,224     British Airways Plc                                        322,851
        200     British American Tobacco                                     1,289
     12,000     British Telecom Plc                                        152,770
          5     BTR Siebe Plc                                                   20
     19,200     Coats Viyella                                               14,177
    412,540     Corus Group Plc *                                          423,159
     13,100     De Vere Group Plc                                           57,942
        100     Great Universal Stores Plc                                     710
     27,500     Hepworth Plc                                                83,423
    150,100     HSBC Holdings Plc                                        2,164,225
     46,100     Inchcape Plc                                               197,866
     41,000     Laird Group                                                152,115
    213,400     Marks & Spencer                                            644,259
     15,183     Mothercare Plc *                                            31,037
     11,000     National Power                                              75,381
     47,100     Northern Foods Plc                                          72,982
     45,800     Pilkington                                                  60,973
     27,100     Powergen Plc                                               230,266
     18,000     Rank Group Plc                                              43,998
     44,900     Rexam Plc                                                  182,916
      3,300     RMC Group                                                   30,969
      8,062     Royal Bank of Scotland Group                               145,919
     74,400     Royal & Sun Alliance Insurance Group                       519,592
    154,500     Sainsbury (J)                                              802,499
        100     Scottish Hydro-Electric Plc                                    812


              See accompanying notes to the financial statements.      15

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------

                UNITED KINGDOM - CONTINUED
     28,300     Scottish Power Plc                                         216,169
        100     Scottish & Newcastle Plc                                       671
     23,200     Severn Trent Plc                                           227,845
     11,700     Smithkline Beecham Plc                                     152,781
      7,400     Tate & Lyle                                                 27,455
     27,100     Taylor Woodrow Plc                                          64,269
    114,200     Tesco                                                      360,142
     33,816     Thames Water Plc                                           410,825
     45,200     Thistle Hotels Plc                                          82,533
    204,300     TI Group Plc                                             1,040,362
     33,600     Unigate Plc (New Shares) *                                 119,771
         14     Unilever Plc                                                    88
     62,000     United Utilities                                           577,324
     20,000     Vodafone Group Plc                                          80,968
     37,800     Wilson (Connolly) Holdings                                  84,971
     14,000     Wimpey (George)                                             24,138
     35,100     Yorkshire Water                                            171,974
                                                                        ----------
                                                                        11,354,762
                                                                        ----------
                VENEZUELA - 0.3%
     10,800     Compania Anonima Nacional Telefonos de
                Venezuela (CANTV) ADR                                      265,950
                                                                        ----------


                TOTAL COMMON STOCKS (Cost $99,254,587)                  94,350,688
                                                                        ----------


                PREFERRED STOCKS - 2.9%
                BRAZIL - 0.9%
      3,700     Companhia Vale do Rio Doce 0.00%                           100,049
  7,100,000     Electrobras Class B (Registered) 0.00%                     144,380
  1,990,710     Gerdau SA 0.00%                                             28,556
    242,500     Investimentos Itau SA 0.00%                                257,227
      9,060     Petroleo Brasileiro SA (Petrobras) 0.67%                   274,364
  5,900,000     Telesp Celular Participacoes SA 0.00% *                     87,227
                                                                       -----------
                                                                           891,803
                                                                       -----------

16            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)


SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------
                GERMANY - 1.4%
     17,200     Dyckerhoff AG (Non Voting) 5.96%                           336,417
        300     Escada AG 4.79%                                             27,205
      5,800     Krones AG 2.85%                                            165,008
     19,800     MAN AG 0.00%                                               397,832
      1,500     RWE AG 0.00%                                                45,008
     25,000     Villeroy & Boch AG (Non Voting) 5.23%                      227,819
      7,800     Volkswagen AG 0.00%                                        203,183
         10     Walter Bau AG 2.57%                                             45
                                                                       -----------
                                                                         1,402,517
                                                                       -----------
                ITALY - 0.5%
     21,210     Fiat SPA 0.00%                                             320,753
      4,350     IFI-Istituto Finanziario 2.85%                             131,490
                                                                       -----------
                                                                           452,243
                                                                       -----------
                KOREA - 0.1%
        750     Samsung Electronics (Non Voting) 2.82%                      86,584
                                                                       -----------


                TOTAL PREFERRED STOCKS (Cost $3,022,370)                 2,833,147
                                                                       -----------


                RIGHTS & WARRANTS - 0.0%
                BRAZIL - 0.0%
    590,000     Telesp Celular Participacoes SA Preferred Rights,
                Expires 10/02/00 *                                             357
                                                                       -----------

                GERMANY - 0.0%
      3,900     Suedzucker AG Rights, Expires 9/13/00 *                        173
                                                                       -----------

                HONG KONG - 0.0%
      5,100     Chinese Estates Holdings Ltd Warrants,
                Expires 11/24/00 *                                             152
                                                                       -----------

                MALAYSIA - 0.0%
     21,000     YTL Corp Berhad Warrants, Expires 6/26/09 *                  7,074
                                                                       -----------

                THAILAND - 0.0%
     75,000     Quality House Co Ltd Warrants, Expires 10/30/02 *               --
                                                                       -----------


                TOTAL RIGHTS & WARRANTS (Cost $2,864)                        7,756
                                                                       -----------

            See accompanying notes to the financial statements.      17

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)



SHARES          DESCRIPTION                                               VALUE ($)
--------------------------------------------------------------------------------------


                SHORT-TERM INVESTMENTS - 0.2%
                CASH EQUIVALENTS - 0.2%
$    200,000     Banque Nationale Paribas (London) Time Deposit,
                6.60%, due 9/01/00                                         200,000
                                                                       -----------


                TOTAL SHORT-TERM INVESTMENTS (Cost $200,000)               200,000
                                                                       -----------

                TOTAL INVESTMENTS- 97.7%
                (Cost $102,479,821)                                     97,391,591

                Other Assets and Liabilities (net) - 2.3%                2,320,039
                                                                       -----------

                TOTAL NET ASSETS - 100.0%                              $99,711,630
                                                                       -----------
                                                                       -----------



                       NOTES TO THE SCHEDULE OF INVESTMENTS:

                       ADR  American Depositary Receipt

                       (a)  Valued by management (Note 1).

                       *Non-income producing security.


18            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
August 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------


                        At August 31, 2000, industry sector diversification of the Fund's equity investments was as follows:


                        INDUSTRY SECTOR
                        Banking                                       20.8  %
                        Energy Services                                8.4
                        Utilities                                      6.1
                        Automotive                                     5.9
                        Conglomerates                                  5.8
                        Consumer Goods                                 5.2
                        Construction                                   4.8
                        Metals and Mining                              4.5
                        Telecommunications                             4.2
                        Transportation                                 4.1
                        Chemicals                                      3.7
                        Machinery                                      3.6
                        Services                                       3.1
                        Retail Trade                                   2.4
                        Electronic Equipment                           2.3
                        Insurance                                      2.2
                        Real Estate                                    2.1
                        Financial Services                             1.9
                        Food and Beverage                              1.5
                        Paper and Allied Products                      1.4
                        Textiles                                       1.3
                        Health Care                                    1.0
                        Communications                                 0.3
                        Miscellaneous                                  3.4
                                                             --------------
                                                                     100.0  %
                                                             --------------
                                                             --------------

              See accompanying notes to the financial statements.             19

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)



Statement of Assets and Liabilities - August 31, 2000 (Unaudited)
-------------------------------------------------------------------------------------------------------
ASSETS:
      Investments, at value (cost $102,479,821) (Note 1)                           $         97,391,591
      Foreign currency, at value (cost $2,269,301) (Note 1)                                   2,233,155
      Cash                                                                                       68,988
      Receivable for securities sold                                                             31,707
      Dividends and interest receivable                                                         174,577
      Foreign withholding taxes receivable                                                       91,874
      Receivable for expenses waived or borne by Manager (Note 2)                                15,066
                                                                                     -------------------
          Total assets                                                                      100,006,958
                                                                                     -------------------
LIABILITIES:
      Net payable for open forward foreign currency contracts                                   179,444
      Accrued capital gain and repatriation taxes payable (Note 1)                                6,282
      Payable to affiliate for (Note 2):
          Management fee                                                                         46,083
          Shareholder service fee                                                                12,801
      Accrued expenses                                                                           50,718
                                                                                     -------------------
          Total liabilities                                                                     295,328
                                                                                     -------------------
NET ASSETS                                                                         $         99,711,630
                                                                                     -------------------
                                                                                     -------------------
NET ASSETS CONSIST OF:
      Paid-in capital                                                              $        100,118,269
      Accumulated undistributed net investment income                                         1,076,860
      Accumulated undistributed net realized gain                                             3,830,664
      Net unrealized depreciation                                                            (5,314,163)
                                                                                     -------------------
                                                                                   $         99,711,630
                                                                                     -------------------
                                                                                     -------------------
NET ASSETS ATTRIBUTABLE TO:
      Class III Shares                                                             $         99,711,630
                                                                                     -------------------
                                                                                     -------------------
SHARES OUTSTANDING:
      Class III                                                                               9,150,325
                                                                                     -------------------
                                                                                     -------------------
NET ASSET VALUE PER SHARE:
      Class III                                                                    $              10.90
                                                                                     -------------------
                                                                                     -------------------

20        See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Dividends (net of foreign tax expense of $229,383)                     $         2,065,997
      Interest                                                                            55,733
                                                                               ------------------
          Total income                                                                 2,121,730
                                                                               ------------------
EXPENSES:
      Management fee (Note 2)                                                            296,916
      Custodian fees                                                                      79,672
      Audit fees                                                                          19,136
      Transfer agent fees                                                                 13,800
      Legal fees                                                                           3,036
      Trustees fees (Note 2)                                                                 736
      Registration fees                                                                       92
      Miscellaneous                                                                        3,761
      Fees waived or borne by Manager (Note 2)                                          (117,392)
                                                                               ------------------
                                                                                         299,757

      Shareholder service fee - Class III (Note 2)                                        82,477
                                                                               ------------------
          Net expenses                                                                   382,234
                                                                               ------------------
              Net investment income                                                    1,739,496
                                                                               ------------------
REALIZED  AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
              Investments                                                              4,633,947
              Foreign currency, forward contracts and foreign
                  currency related transactions                                         (450,239)
                                                                               ------------------
                  Net realized gain                                                    4,183,708
                                                                               ------------------
          Change in net unrealized appreciation (depreciation) on:
              Investments (Note 1)                                                      (881,039)
              Foreign currency, forward contracts and foreign
                  currency related transactions                                          (33,939)
                                                                               ------------------
                  Net unrealized loss                                                   (914,978)
                                                                               ------------------
          Net realized and unrealized gain:                                            3,268,730
                                                                               ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $         5,008,226
                                                                               ------------------
                                                                               ------------------


        See accompanying notes to the financial statements.    21

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                               AUGUST 31, 2000                   YEAR ENDED
                                                                                 (UNAUDITED)                 FEBRUARY 29, 2000
                                                                             ---------------------          ---------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                $            1,739,496         $            1,040,739
      Net realized gain (loss)                                                          4,183,708                       (631,685)
      Change in net unrealized appreciation (depreciation)                               (914,978)                    (4,350,518)
                                                                             ---------------------          ---------------------
      Net increase (decrease) in net assets resulting from operations                   5,008,226                     (3,941,464)
                                                                             ---------------------          ---------------------
Distributions to shareholders from:
      Net investment income - Class III                                                   (64,093)                    (1,040,739)
      In excess of net investment income - Class III                                            -                       (324,705)
                                                                             ---------------------          ---------------------
                                                                                          (64,093)                    (1,365,444)
                                                                             ---------------------          ---------------------
Net share transactions - Class III (Note 5)                                           (17,855,753)                    99,401,085
                                                                             ---------------------          ---------------------
      Total increase (decrease) in net assets                                         (12,911,620)                    94,094,177
NET ASSETS:
      Beginning of period                                                             112,623,250                     18,529,073
                                                                             ---------------------          ---------------------


      End of period (including accumulated undistributed net
           investment income of $1,076,860 and distributions in excess
           of net investment income of  $598,543, respectively)            $           99,711,630         $          112,623,250
                                                                             ---------------------          ---------------------
                                                                             ---------------------          ---------------------



22        See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
---------------------------------------------------------------------------------------------------------------------------------


                                                             SIX MONTHS ENDED                           PERIOD FROM JULY 29, 1998
                                                             AUGUST 31, 2000        YEAR ENDED        (COMMENCEMENT OF OPERATIONS)
                                                              (UNAUDITED)         FEBRUARY 29, 2000     THROUGH FEBRUARY 28, 1999
                                                             -----------------    -------------------     ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $       10.43      $        9.71            $      10.00
                                                               ----------------    -------------------     ------------------
Income (loss) from investment operations:
  Net investment income                                               0.17 (b)           0.15 (b)                0.04
  Net realized and unrealized gain (loss)                             0.31               0.70                   (0.28)
                                                               ----------------    -------------------     ------------------
    Total from investment operations                                  0.48              0.85                    (0.24)
                                                               ----------------    -------------------     ------------------
Less distributions to shareholders:
      From net investment income                                     (0.01)             (0.10)                  (0.04)
      In excess of net investment income                              0.00              (0.03)                  (0.01)
                                                               ----------------    -------------------     ------------------
        Total distributions                                          (0.01)             (0.13)                  (0.05)
                                                               ----------------    -------------------     ------------------
NET ASSET VALUE, END OF PERIOD                               $       10.90      $       10.43             $      9.71
                                                               ----------------    -------------------     ------------------
                                                               ----------------    -------------------     ------------------
TOTAL RETURN (a)                                                      4.57% **           8.65%                  (2.44%)**
RATIOS/SUPPLEMENTAL DATA:

      Net assets, end of period (000's)                      $      99,712      $     112,623            $     18,529
      Net expenses to average
        daily net assets                                              0.70% *            0.69%                   0.69% *
      Net investment income to average
        daily net assets                                              3.16% *            1.36%                   0.87% *
      Portfolio turnover rate                                           29%                 5%                     20%
      Fees and expenses voluntarily waived or borne by
        the Manager consisted of the following per
        share amounts:                                       $        0.01     $         0.04            $       0.12



*    Annualized
**   Not annualized.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

        See accompanying notes to the financial statements.    23

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Tax-Managed International Equities Fund (the "Fund"), which commenced operations on July 29, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's benchmark is the GMO EAFE (After
     Tax).

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------


     the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

     FUTURES CONTRACTS
     The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2000, there were no open futures contracts.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2000, there were no open swap agreements.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security, or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security, or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security, or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purhasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At February 29, 2000, the Fund had a capital loss carry forward available to offset future gains, if any, of $323,163, expiring in 2008. The value of the capital loss carryforward may be limited due to significant shareholder activity.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $6,282 for potential repatriation taxes at August 31, 2000. The accrual for repatriation taxes is included in net unrealized gain in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2000, the Fund received $13,373 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 31, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, aggregated $30,632,874 and $47,415,201, respectively.

     At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:


                          Gross Unrealized      Gross Unrealized      Net Unrealized
     Aggregate Cost         Appreciation          Depreciation         Depreciation
   -----------------    -------------------   --------------------   -----------------
      $102,479,821           $6,937,696            $12,025,926          $5,088,230

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------


4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2000, 51.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                 Six Months Ended             Year Ended
                                 August 31, 2000           February 29, 2000
                               -------------------        --------------------
Class III:                     Shares     Amount            Shares     Amount
                               ---------  --------        --------  ----------
Shares sold                   212,785   $  2,228,778     8,828,580   $  98,659,192
Shares issued to
shareholders in
reinvestment of
distributions                   3,151         34,981        65,946       741,893
Shares repurchased         (1,868,067)   (20,119,512)            -             -
                        -------------   ------------    ----------     -----------

Net increase/(decrease)    (1,652,131)  $(17,855,753)    8,894,526   $  99,401,085
                        -------------   ------------    ----------     -----------
                        -------------   ------------    ----------     -----------


GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

 NOTES TO FINANCIAL STATEMENTS - CONTINUED
 AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2000 is as follows:


      FORWARD CURRENCY CONTRACTS

                                                                           Net Unrealized
         Settlement                           Units                          Appreciation
           Date          Deliver/Receive   of Currency     Value            (Depreciation)
        ------------   ------------------ --------------- -------      ---------------------
 Buy
          04/11/01            EUR           3,600,000    $  3,232,776       $  (215,484)
                                                                            ------------

Sales
          10/20/00            HKD           2,949,532    $    378,343       $   (2,343)
          04/11/01            JPY         350,100,000       3,409,877            38,383
                                                                             ------------
                                                                           $    36,040
                                                                            -------------
                                                                            -------------

Currency Abbreviations:

EUR  Euro Dollar
HKD  Hong Kong Dollar
JPY  Japanese Yen

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2000

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS - 71.0%
                    BRAZIL - 6.4%
           35,000   Brasil Telecom Participacoes SA ADR                                                               2,465,313
      268,194,000   Brasil Telecom Participacoes SA *                                                                 2,947,997
      392,900,000   Cesp-Cia Energetica Sao Paulo *                                                                   3,865,298
        6,519,803   Cia Saneamento Basico SAO PA                                                                        705,909
    1,676,280,000   Companhia de Acos Especiais Itabira-Acesita *                                                     1,022,628
    1,215,783,000   Electrobras                                                                                      22,785,491
          139,600   Embratel Participacoes SA ADR                                                                     3,053,750
      268,194,000   Embratel Participacoes SA *                                                                       5,085,294
          106,000   Petroleo Brasileiro SA (Petrobras) ADR *                                                          3,372,125
        1,105,700   Souza Cruz (Registered)                                                                           5,438,865
           31,600   Tele Celular Sul Participacoes SA ADR *                                                           1,256,100
      268,194,000   Tele Celular Sul Participacoes SA *                                                                 854,919
          317,300   Tele Centro Oeste Celular SA ADR                                                                  4,045,575
      268,194,000   Tele Centro Oeste Celular SA *                                                                    1,381,136
           37,600   Tele Leste Celular Participacoes SA ADR *                                                         1,720,200
      268,194,000   Tele Leste Celular Participacoes SA *                                                               244,684
      268,194,000   Tele Nordeste Celular Participacoes SA *                                                            648,559
      268,194,000   Tele Norte Celular Participacoes SA *                                                               213,730
      268,194,000   Tele Norte Leste Participacoes SA *                                                               5,262,174
      268,472,304   Telemig Celular Participacoes SA *                                                                  687,596
           32,000   Telesp Celular Participacoes SA ADR                                                               1,176,000
      268,211,790   Telesp Celular Participacoes SA *                                                                 2,800,783
                                                                                                               -----------------
                                                                                                                     71,034,126
                                                                                                               -----------------
                    CHILE - 1.0%
            9,655   Banco de Edward ADR *                                                                               127,325
           55,800   Banco Santander ADR                                                                                 843,975
           37,900   Banco Santiago ADR                                                                                  743,788
           12,500   Chilectra SA ADR                                                                                    193,750
          227,100   Chilquinta ADR 144A                                                                               3,179,400
           30,800   Compania de Telefones de Chile ADR *                                                                542,850
           36,000   Cristalerias de Chile SA ADR                                                                        567,000
           14,148   Empresa Nacional de Electricidad SA ADR *                                                           151,207
           20,581   Enersis SA ADR *                                                                                    355,022
          104,663   Gener SA ADR                                                                                      1,334,453
           18,400   Laboratorio Chile SA ADR                                                                            315,100
           65,000   Madeco SA ADR *                                                                                     373,750
          101,100   Masisa SA ADR                                                                                     1,289,025
           55,490   Quinenco SA ADR                                                                                     492,474
           14,000   Sociedad Quimica y Minera de Chile ADR                                                              326,375
           25,640   Telex-Chile SA ADR *                                                                                 73,715
            6,600   Vina Concha y Toro SA ADR                                                                           237,188
                                                                                                               -----------------
                                                                                                                     11,146,397
                                                                                                               -----------------

              See accompanying notes to the financial statements.             1

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    CHINA - 2.6%
        5,120,000   Beijing Datang Power Generation Co Ltd Class H                                                    1,201,339
        9,878,000   China Eastern Airlines *                                                                          1,646,481
          624,832   China International Marine Containers Ltd Class B                                                   541,570
        1,650,000   China Merchants Holdings Co Ltd                                                                   1,290,500
       10,914,000   China Overseas Land & Investment Ltd                                                              1,301,401
        1,511,000   China Resources Enterprise                                                                        2,247,330
        1,086,895   China Southern Glass Co Ltd Class B *                                                               405,532
          633,000   China Telecom Ltd *                                                                               4,869,668
        2,342,000   Citic Ka Wah Bank Ltd                                                                               863,315
        1,047,000   Cosco Pacific Ltd                                                                                   946,412
        6,406,000   Guangdong Investment Ltd *                                                                          878,851
          115,700   Guangshen Railway Co ADR                                                                            766,513
       14,781,000   Guangshen Railway Co Class H                                                                      2,027,832
           40,300   Huaneng Power International ADR                                                                     652,356
        2,636,000   Jilin Chemical Industrial Co                                                                        199,408
          630,000   Maanshan Iron & Steel *                                                                              39,580
       17,335,000   Qingling Motor Co Ltd Class H                                                                     2,800,521
        4,173,504   Shanghai Chlor-Alkali Chemical Class B *                                                          1,085,111
          597,000   Shanghai Industrial Holdings                                                                      1,278,307
        5,854,684   Shanghai Lujiazui Finance & Trade Class B *                                                       2,318,455
        1,221,551   Shenzhen Seg Co Ltd Class B                                                                         383,727
           12,437   SIIC Medical Science and Technology (Group) Ltd *                                                     2,679
        4,970,000   Zhejiang Expressway Co                                                                              911,248
                                                                                                               -----------------
                                                                                                                     28,658,136
                                                                                                               -----------------
                    COLOMBIA - 0.0%
           24,300   Banco Ganadero SA ADR                                                                                88,088
                                                                                                               -----------------

                    CZECH REPUBLIC - 1.4%
          190,000   Ceska Sporitelna *                                                                                  966,848
          927,178   Ceske Energeticke Zavody AS *                                                                     2,527,223
           71,846   Ceske Radiokomunikace *                                                                           3,196,293
          130,000   IPS Praha *                                                                                         623,735
           45,100   Komercni Banka AS *                                                                               1,011,160
          157,565   SPT Telecom AS *                                                                                  2,381,575
           19,730   Tabak AS                                                                                          2,783,353
        1,480,000   Unipetrol *                                                                                       2,222,088
                                                                                                               -----------------
                                                                                                                     15,712,275
                                                                                                               -----------------
                    EGYPT - 0.9%
           20,000   Al Ahram Beverage Co GDR 144A *                                                                     339,000
          238,500   Al Ahram Beverage Co GDR *                                                                        4,042,575
           12,000   Al Ahram Beverage Co *                                                                              213,371
            3,754   Eastern Tobacco Co                                                                                   79,042
            2,000   Egypt Gas Co                                                                                         91,038

2             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    EGYPT - CONTINUED
           15,800   Egyptian International Pharmaceuticals Industries Co                                                635,147
           16,770   Miraco                                                                                               87,404
          151,485   MobiNil-Egyptian Mobile Services Co *                                                             3,878,706
           19,000   Oriental Weavers Co                                                                                 222,649
                                                                                                               -----------------
                                                                                                                      9,588,932
                                                                                                               -----------------
                    FORMER SOVIET REPUBLICS - 0.1%
           90,000   Divot Holdings NV (e) (f) *                                                                       1,502,100
                                                                                                               -----------------

                    GREECE - 0.0%
            8,940   Econ Viomihanies (f) *                                                                                    -
                                                                                                               -----------------

                    HUNGARY - 0.0%
           28,151   Fotex (Registered) *                                                                                 27,771
                                                                                                               -----------------

                    INDIA - 1.2%
            2,700   Aptech Ltd                                                                                           32,150
            2,700   Aptech Ltd (New Shares) *                                                                            32,150
              530   Arvind Mills Ltd *                                                                                      104
              100   Bank of India *                                                                                          22
          299,600   Birla Corp Ltd *                                                                                    114,551
          135,109   Birla Global Finance *                                                                               81,178
            1,060   BSES Ltd                                                                                              5,060
               50   Ceat Ltd                                                                                                 31
            7,700   Ceat Ltd                                                                                              4,711
            1,300   Cipla Ltd                                                                                            23,177
            2,000   Cipla Ltd (New Shares)                                                                               35,657
              600   Cipla Ltd *                                                                                          10,697
          133,200   Citicorp Securities & Investments *                                                                 331,763
              850   Escorts Ltd                                                                                           1,840
          300,000   ETC Networks Ltd *                                                                                  950,404
            5,925   Fujitsu ICIM Ltd *                                                                                   21,683
          300,000   Galaxy Entertainment Corp *                                                                         648,569
              146   Gesco Corp Ltd                                                                                           48
              400   Global Tele-Systems Ltd                                                                               9,736
            1,165   Godfrey Phillips India                                                                               10,385
            1,318   Great Eastern Shipping Co                                                                               717
            2,990   HCL Infosytems Ltd                                                                                   22,567
            1,580   Himachal Futuristic Communications                                                                   49,535
               20   India Cements                                                                                            19
              300   ITC Ltd                                                                                               5,086
              100   ITC Ltd *                                                                                             1,695
              998   Kale Consultants Ltd                                                                                  2,478
           61,166   KEC International Ltd                                                                                24,055
           66,000   Leading Edge Systems Ltd                                                                            712,200

              See accompanying notes to the financial statements.             3

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    INDIA - CONTINUED
            1,300   Mastek Ltd                                                                                           75,978
            9,150   Mastek Ltd                                                                                          534,766
              300   Mastek Ltd (New Shares)                                                                              17,533
              100   NIIT Ltd (New Shares)                                                                                 4,104
           30,475   NIIT Ltd *                                                                                        1,253,090
            8,029   Reliance Industries                                                                                  59,020
            6,000   Satyam Computer Services *                                                                           75,075
           87,700   Shyam Telecom Ltd                                                                                   619,859
          104,596   Shyam Telecom Ltd (New Shares) *                                                                    739,279
          271,317   Shyam Telecom Ltd *                                                                               1,936,624
              400   SSI Ltd                                                                                              24,759
           75,500   Sterlite Industries Ltd                                                                           1,267,433
              300   Sun Pharmaceuticals Industries                                                                        3,674
           20,800   Sun Pharmaceuticals Industries *                                                                    254,717
           10,100   Tata Elxsi Ltd                                                                                       24,274
           11,000   Trigyn Technologies Ltd *                                                                           118,700
          262,100   U TV Software Comm Ltd (f) *                                                                      2,863,229
           56,000   United Breweries Ltd *                                                                               91,641
            1,115   Videocon International Ltd                                                                            1,040
            9,600   Western Hatcheries Ltd                                                                               10,645
          145,000   Western Hatcheries Ltd                                                                              160,777
              200   Wockhardt Life Sciences Ltd                                                                             137
            2,100   Wockhardt Ltd *                                                                                      19,449
                                                                                                               -----------------
                                                                                                                     13,288,071
                                                                                                               -----------------
                    INDONESIA - 4.2%
       18,144,100   Astra International *                                                                             5,738,904
      102,800,000   Bank Internasional Indonesia *                                                                      927,240
       33,328,000   Barito Pacific Timber *                                                                           1,202,453
       29,861,500   Citra Marga Nusaphala Persad *                                                                    1,723,815
        1,875,000   Dynaplast                                                                                           251,428
       12,752,000   Gajah Tunggal Tbk *                                                                                 705,462
        6,186,000   Gudang Garam                                                                                      9,284,580
           78,100   Gulf Resources Ltd ADR *                                                                            781,000
        3,013,900   HM Sampoerna                                                                                      4,476,448
        3,643,800   Indah Kiat Pulp & Paper *                                                                           637,610
        9,451,000   Indorama Synthetics                                                                                 949,078
        3,072,000   International Nickel *                                                                            2,697,005
        3,148,000   Jakarta International Hotel & Development Tbk *                                                     223,370
       13,888,500   Kalbe Farma *                                                                                     1,127,449
       27,491,000   Matahari Putra Prima Tbk                                                                          2,115,964
        7,227,000   Mulia Industrindo Tbk *                                                                             365,044
       25,051,250   PT Asuransi Lippo Life Tbk                                                                          858,642
        3,230,000   PT Bimantara Citra *                                                                                442,838
        5,069,000   PT Indofood Sukses Makmur Tbk *                                                                   2,273,887

4             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    INDONESIA - CONTINUED
          140,000   PT Indosat (Persero) Tbk                                                                            125,436
        9,397,500   PT Multipolar Corp Tbk *                                                                            542,489
        6,072,500   PT Pabrik Kertas Tjiwi Kimia                                                                        894,626
          776,000   Semen Gresik                                                                                        629,946
       17,327,280   Telekomunikasi Indonesia                                                                          6,022,350
          138,240   Telekomunikasi Indonesia Class B ADR                                                                984,960
        4,109,000   United Tractors *                                                                                   929,034
                                                                                                               -----------------
                                                                                                                     46,911,058
                                                                                                               -----------------
                    ISRAEL - 2.8%
               68   Africa Israel Investments Ltd *                                                                      77,683
        1,745,202   Bank Hapoalim Ltd                                                                                 5,561,012
        2,112,511   Bank Leumi Le-Israel                                                                              4,869,766
           20,278   Clal Electronics Industries Ltd *                                                                 4,573,530
           33,430   Clal Industries Ltd *                                                                               414,192
            2,600   Discount Mortgage Bank Ltd *                                                                        214,239
          139,446   FIBI Holdings Ltd *                                                                               1,403,138
          539,633   First International Bank of Israel Ltd *                                                            780,500
           13,100   Formula Systems Ltd ADR *                                                                           668,100
           15,648   Formula Systems Ltd *                                                                               790,775
           68,237   IDB Development Corp Ltd Class A1 *                                                               3,190,169
        1,104,319   Israel Discount Bank Class A *                                                                    1,308,028
                1   Machteshim Agan Industries *                                                                              2
          109,729   Teva Pharmaceutical                                                                               6,744,359
                                                                                                               -----------------
                                                                                                                     30,595,493
                                                                                                               -----------------
                    KOREA - 7.3%
          277,000   Cheil Industries Inc *                                                                            1,808,776
          243,520   Daelim Industrial Co Ltd                                                                          1,322,201
        1,735,000   Daewoo Corp                                                                                         610,282
          438,000   Dongbu Securities Co *                                                                            1,321,407
          725,000   Hankook Tire Co Ltd *                                                                             1,778,579
          126,420   Hankuk Glass                                                                                      1,465,161
          275,000   Hanwha Chemical Corp *                                                                              910,259
          493,948   Hanwha Corp                                                                                       1,559,250
          370,000   Hanwha Securities Co *                                                                            1,374,882
          268,400   Hotel Shilla Co *                                                                                 1,125,646
          247,000   Hyosung Corp *                                                                                    2,327,982
          256,734   Hyundai Electronics Industries *                                                                  4,700,519
          100,881   Hyundai Heavy Industries                                                                          2,001,697
          164,600   Hyundai Marine & Fire Insurance Co                                                                1,165,375
          354,000   Hyundai Motor Co                                                                                  5,363,878
          435,000   Inchon Iron & Steel *                                                                             1,339,820
          652,172   Inchon Oil Refinery Co *                                                                          1,202,879
          280,993   Kookmin Bank GDR 144A (Registered)                                                                3,428,115
          206,670   Korea Electric Power Corp                                                                         6,076,611

              See accompanying notes to the financial statements.             5

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    KOREA - CONTINUED
          312,000   Korea Express *                                                                                   1,497,037
          126,735   Korea Next Education Services Inc *                                                                 426,355
          160,000   Korea Reinsurance *                                                                               1,057,768
           38,400   Korea Telecommunications ADR                                                                      1,454,400
          506,815   Korean Air Lines                                                                                  3,606,557
           53,580   LG Ad Inc *                                                                                       2,764,172
           29,980   LG Home Shopping Inc *                                                                            3,028,419
          559,400   LG International Corp *                                                                           1,533,778
           11,570   Lotte Confectionery Co                                                                            1,179,175
        1,046,000   Orion Electric Co *                                                                               1,877,375
           39,476   Pohang Iron & Steel (f)                                                                           3,021,716
          200,000   Poongsan Corp                                                                                     1,257,272
          153,003   Sam Yang                                                                                          1,386,859
           14,193   Samsung Electro Mechanics                                                                           602,922
            3,613   Samsung Fire & Marine Insurance                                                                      96,455
          340,600   Samsung Heavy Industries *                                                                        1,336,289
           17,341   Serome Technology Inc                                                                               391,785
          115,341   Shin Young Securities Co                                                                          1,248,336
          168,370   SK Corp                                                                                           2,854,887
           21,900   SK Telecom *                                                                                      4,819,481
          800,643   Ssangyong Cement *                                                                                1,000,127
           77,770   Ssangyong Oil Refining                                                                            1,802,651
          341,131   Tai Han Electric Wire                                                                             2,799,812
            1,760   Wooree Lighting Co Ltd *                                                                             36,986
                                                                                                               -----------------
                                                                                                                     81,963,933
                                                                                                               -----------------
                    LEBANON - 0.2%
          217,064   Banque Libanaise *                                                                                1,519,448
          139,000   Solidere GDR (Registered) *                                                                         948,675
                                                                                                               -----------------
                                                                                                                      2,468,123
                                                                                                               -----------------
                    MALAYSIA - 7.3%
        2,836,500   Affin Holdings Berhad                                                                             1,545,146
          630,000   AMMB Holdings Berhad                                                                              2,072,368
        1,709,000   Arab Malaysian Corp *                                                                             1,110,850
          515,600   British American Tobacco Berhad                                                                   4,816,789
          816,000   Cement Industries of Malaysia Berhad                                                                517,516
        2,467,900   Cold Storage *                                                                                    1,428,784
        1,395,800   DRB-Hicom Berhad *                                                                                  907,270
        1,197,000   Edaran Otomobil Berhad                                                                            3,276,000
        1,041,000   Gamuda Berhad                                                                                     1,177,974
        1,202,000   Genting Berhad                                                                                    3,384,579
        4,310,000   Highlands and Lowlands Berhad                                                                     2,948,947
        1,330,000   Hong Leong Bank Berhad                                                                            2,397,500
        1,143,000   Hong Leong Credit Berhad                                                                          2,105,526
          393,000   Hong Leong Industries Berhad *                                                                    1,272,079

6             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    MALAYSIA - CONTINUED
        1,323,000   Hume Industries-Malaysia Berhad                                                                   1,483,153
        3,562,625   IGB Corp Berhad                                                                                   1,171,916
        6,917,000   IJM Corp Berhad Class A                                                                           6,225,300
        5,761,800   IOI Corp Berhad                                                                                   4,912,693
        2,058,000   Kuala Lumpur Kepong Berhad                                                                        2,924,526
        1,883,000   Malakoff Berhad                                                                                   4,905,711
          786,000   Malayan Banking Berhad                                                                            3,019,895
        3,402,000   Malaysian International Shipping (Foreign Registered)                                             5,147,763
          940,000   Malaysian Oxygen Berhad                                                                           2,597,368
          343,000   Malaysian Pacific Industries                                                                      2,978,684
        7,491,000   Metroplex Berhad                                                                                  1,143,363
           48,600   Nylex Berhad                                                                                         26,602
          658,900   Oriental Holdings Berhad                                                                          1,361,149
          109,620   Silverstone (f) *                                                                                       288
        1,040,000   Sime Darby Berhad                                                                                 1,154,947
        1,260,000   Sime UEP Properties Berhad *                                                                      1,790,526
       14,130,000   Tan Chong International Ltd                                                                       2,264,626
        2,290,700   Tanjong                                                                                           4,973,230
          313,700   Tenaga Nasional Berhad                                                                            1,048,418
        1,061,000   United Engineers                                                                                  2,261,605
        3,491,700   Westmont Industries Berhad (f) *                                                                      9,189
                                                                                                               -----------------
                                                                                                                     80,362,280
                                                                                                               -----------------
                    MEXICO - 8.0%
        2,062,600   Alfa SA Class A                                                                                   5,679,964
        2,666,415   Altos Hornos de Mexico (f) (g) *                                                                      2,897
        1,689,000   Carso Global Telecom Class A *                                                                    4,348,411
          123,900   Cemex SA de CV ADR (Participating Certificates)                                                   2,903,906
          771,000   Cemex SA de CV CPO                                                                                3,618,185
        3,904,815   Controladora Comercial Mexicana SA de CV Classes B and C                                          5,005,357
          525,000   Corporacion GEO SA *                                                                                992,342
        1,601,680   Cydsa SA Class A                                                                                  1,130,946
          142,100   Desc SA ADR                                                                                       1,705,200
        5,452,700   Desc SA Class B                                                                                   3,376,285
        1,298,500   Desc SA Class C                                                                                     784,277
           14,700   Fomento Economico Mexicano SA                                                                       669,769
        1,905,600   Grupo Carso SA de CV Class A *                                                                    6,769,118
        1,500,000   Grupo Casa Autrey *                                                                               1,499,104
           70,000   Grupo Cementos de Chihuahua SA Class B                                                               53,229
          565,705   Grupo Financiero Banamex Acciva Class O *                                                         2,888,288
       17,007,758   Grupo Financiero Bancomer SA *                                                                   10,198,558
           50,400   Grupo Financiero Inbursa SA *                                                                       190,530
        8,232,755   Grupo Financiero Serfin SA de CV Class B (f) *                                                        8,943
        1,009,107   Grupo Gigante *                                                                                   1,731,996
          543,000   Grupo Industrial Bimbo Class A                                                                      867,101

              See accompanying notes to the financial statements.             7

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    MEXICO - CONTINUED
        3,897,000   Grupo Industrial Maseca SA                                                                        1,397,002
          934,418   Grupo Mexico Class B                                                                              4,171,917
           80,200   Grupo Mexico Desarollo Class B ADR (f) *                                                                802
        2,738,000   Grupo Posadas SA Class L *                                                                        1,963,044
        6,255,000   Grupo Situr SA de CV Class B (f) *                                                                    6,795
           51,000   Grupo Televisa SA GDR *                                                                           3,302,250
          199,750   Grupo Tribasa SA ADR *                                                                              187,266
        2,877,000   Herdez Class BCP                                                                                    843,832
          606,000   Hylsamex SA *                                                                                       868,959
          633,200   Industrias Penoles SA                                                                               976,747
           10,000   Ispat International NV Class A (Registered)                                                          65,000
          395,500   Pepsi-Gemex SA *                                                                                  1,952,781
          260,700   Telefonos de Mexico Class L ADR                                                                  14,191,856
          113,300   Tubos de Acero de Mexico SA ADR                                                                   1,706,581
          563,800   Vitro SA ADR                                                                                      1,797,113
                                                                                                               -----------------
                                                                                                                     87,856,351
                                                                                                               -----------------
                    PAKISTAN - 1.5%
        4,644,900   Fauji Fertilizer (f)                                                                              3,303,743
          157,166   HUB Power Co GDR *                                                                                1,100,162
        9,291,000   HUB Power Co *                                                                                    2,791,802
          138,940   Lever Brothers Pakistan Ltd (f)                                                                   2,389,123
        1,161,408   Pakistan State Oil (f)                                                                            3,548,351
        6,351,600   Pakistan Telecom Corp Ltd Class A (f)                                                             2,824,224
            6,600   Pakistan Telecom Corp Ltd GDR                                                                       293,700
                                                                                                               -----------------
                                                                                                                     16,251,105
                                                                                                               -----------------
                    PERU - 0.0%
          134,624   Cervecerias                                                                                          41,077
              730   Milpo Minera Class T                                                                                    151
                                                                                                               -----------------
                                                                                                                         41,228
                                                                                                               -----------------
                    PHILIPPINES - 0.7%
       14,480,200   Aboitiz Equity Ventures Inc                                                                         494,172
        4,697,184   Ayala Corp                                                                                          749,468
        1,690,543   Ionics Circuits Inc                                                                                 580,685
        7,277,700   JG Summit Holdings Inc Class B                                                                      467,708
          807,500   La Tondena Distillers Inc                                                                           590,526
          350,000   Manila Electric Class B *                                                                           508,033
       10,723,000   Petron Corp *                                                                                       308,917
          172,770   Philippine Long Distance Telephone                                                                2,928,954
          912,200   San Miguel Corp Class B                                                                           1,071,393
        2,998,000   Universal Robina Corp                                                                               345,476
                                                                                                               -----------------
                                                                                                                      8,045,332
                                                                                                               -----------------
                    POLAND - 0.1%
            1,430   Elektrim SA (Bearer) *                                                                               16,300
          234,502   Okocimskie Zaklady Piwowarskie SA *                                                                 924,857
                                                                                                               -----------------
                                                                                                                        941,157
                                                                                                               -----------------

8             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    RUSSIA - 6.3%
           50,000   AO Tatneft ADR *                                                                                    655,000
        2,649,789   Chelabinsky Tube Work *                                                                             105,992
           17,100   Dalmoreproduct *                                                                                        855
          272,800   Electrocila *                                                                                       343,728
           29,221   Elisb (f)                                                                                            37,987
          472,700   Irkutskelectrosviaz *                                                                               269,439
        3,368,100   Irkutskenergo ADR                                                                                15,577,463
           89,030   Kirovsky Plant *                                                                                    173,609
          221,325   Lukoil Holding Co ADR                                                                            14,386,125
           25,000   Lukoil Holding Co *                                                                                 405,000
        2,290,387   Norilsk Nickel (Registered) *                                                                    22,903,870
          450,000   OMZ Gruppa Uralmash-Izhora ADR 144A *                                                               900,000
        1,418,180   OMZ Gruppa Uralmash-Izhora GDR *                                                                  2,836,360
          135,000   Russia Petroleum *                                                                                  101,250
           10,000   Seversky Tube Works ADR *                                                                            72,500
          785,700   St Petersburg Telephone *                                                                           628,560
          500,000   Sun Interbrew Ltd GDR *                                                                           1,437,500
           70,000   Surgutneftegaz ADR *                                                                              1,356,250
           37,000   Trade House GUM ADR                                                                                 142,080
          250,000   Unified Energy Systems ADR *                                                                      4,218,750
           40,000   Unified Energy Systems GDR *                                                                        675,000
        1,014,240   Uralmash Zavody *                                                                                 2,028,480
          150,000   Yukos Holding *                                                                                     252,750
                                                                                                               -----------------
                                                                                                                     69,508,548
                                                                                                               -----------------
                    SOUTH AFRICA - 8.6%
        1,434,800   AECI Ltd                                                                                          2,736,872
        1,352,337   Amalgamated Bank of South Africa                                                                  5,585,845
           94,600   Anglo American Platinum Corp                                                                      3,698,524
           96,145   Anglo Gold Ltd                                                                                    3,750,655
        3,330,300   Anglovaal Industries Inc                                                                          3,510,607
          895,700   Barlow Ltd                                                                                        5,851,436
        6,929,404   Consolidated African Mines *                                                                        387,589
          243,380   De Beers Centenary Link Units                                                                     6,771,706
          149,700   De Beers Consolidated Mines Ltd ADR                                                               4,154,175
        2,460,700   Del Monte Royal Foods Ltd                                                                         1,574,001
          735,377   Dimension Data Holdings Plc *                                                                     7,171,837
          791,900   Goldfields Ltd                                                                                    2,918,871
              196   Harmony Gold Mining Co Ltd                                                                            1,046
          931,279   Iscor Ltd *                                                                                       2,163,746
           20,000   Johnnies Industrial Corp                                                                            276,802
          246,008   Liberty International Plc                                                                         1,905,261
          617,640   Liberty Life Association of Africa Ltd                                                            5,757,849
        1,607,500   Metropolitan Life Ltd                                                                             2,224,794
        3,340,300   Murray & Roberts Holdings Ltd                                                                     1,595,296

              See accompanying notes to the financial statements.             9

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    SOUTH AFRICA - CONTINUED
        2,793,200   Premier Group Ltd                                                                                     4,006
          164,000   Randgold Resources Ltd GDR 144A *                                                                   697,000
          180,200   Randgold & Exploration Co *                                                                         167,989
          293,870   Rembrandt Group Ltd                                                                               2,908,143
        2,201,373   Reunert Ltd                                                                                       3,693,950
        5,638,900   Safmarine & Rennies Holdings (f)                                                                    323,494
        1,213,371   Sage Group Ltd                                                                                    2,601,634
          458,768   Sappi Ltd                                                                                         4,013,603
        1,019,110   Sasol Ltd                                                                                         8,331,197
          150,000   Specialized Outsourcing Ltd *                                                                       223,736
          465,549   Standard Bank Investment Corp                                                                     1,969,695
       16,200,260   Sun International Ltd                                                                             4,182,211
          173,351   Tiger Brands Ltd                                                                                  1,382,333
          580,300   Tongaat-Hulett Group                                                                              2,996,171
           87,000   Western Areas Gold Mining Co Ltd *                                                                  194,650
                                                                                                               -----------------
                                                                                                                     95,726,724
                                                                                                               -----------------
                    SRI LANKA - 0.1%
        4,590,170   Blue Diamonds Jewelry Ltd *                                                                         205,837
          333,600   Lanka Walltile Ltd                                                                                   48,085
          404,200   Lion Brewery Ceylon Ltd *                                                                            64,734
          311,597   Millenium Information Technology (e) (f) *                                                          342,757
                                                                                                               -----------------
                                                                                                                        661,413
                                                                                                               -----------------
                    TAIWAN - 2.6%
        7,205,290   Ambassador Hotel *                                                                                1,982,629
        1,308,000   Asia Cement Corp                                                                                    711,407
           21,240   Asustek Computer Inc                                                                                130,560
        9,865,400   Chia Hsin Food & Synthetic *                                                                      1,276,335
        2,445,550   China Steel Corp                                                                                  1,621,316
        1,407,972   China Trust Commercial Bank *                                                                     1,110,156
        1,960,343   First Bank                                                                                        1,703,412
        4,715,214   Formosa Taffeta Co                                                                                2,989,451
        3,294,650   Great Wall Enterprise Co                                                                          1,023,200
          126,100   Hon Hai Precision Industry Co Ltd                                                                   961,805
        2,250,000   International Bills Finance Corp *                                                                  510,500
        3,281,350   Megamedia Corp *                                                                                  1,309,478
        8,655,466   Pacific Construction *                                                                            1,935,972
        6,442,000   Prince Housing Development *                                                                      1,015,876
        1,425,600   Taiwan Cement Corp                                                                                  899,244
        3,013,000   Taiwan Fluorescent Lamp Co *                                                                        606,042
        1,980,000   Taiwan Pulp and Paper Co *                                                                          560,753
        1,111,331   Taiwan Semiconductor *                                                                            4,810,492
          915,600   United Microelectronics *                                                                         2,430,992
          637,000   Wan Yu Paper (f) *                                                                                      205

10            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    TAIWAN - CONTINUED
        1,043,050   Yageo Corp *                                                                                      1,248,740
        2,674,000   Yieh Loong Co *                                                                                     351,972
                                                                                                               -----------------
                                                                                                                     29,190,537
                                                                                                               -----------------
                    THAILAND - 5.5%
          635,200   Advanced Info Service Public Co Ltd (Foreign Registered) *                                        7,676,790
        2,197,000   Ban Pu Coal Public Co Ltd (Foreign Registered)                                                    1,074,985
        6,842,700   Bangchak Petroleum Public Co Ltd (Foreign Registered) *                                             970,952
        3,624,500   Bangkok Bank Pcl (Foreign Registered) *                                                           3,746,425
       13,309,700   Bangkok Expressway Public Co Ltd (Foreign Registered) *                                           2,539,833
            4,800   Bangkok Land Co Ltd (Foreign Registered) *                                                              317
        7,663,000   Bank of Ayudhya Pcl (Foreign Registered) *                                                        1,124,844
          160,000   BEC World Public Co Ltd (Foreign Registered)                                                        962,936
        2,453,954   CP Feedmill Public Co Ltd (Foreign Registered)                                                    3,062,415
          335,496   Delta Electronics Public Co Ltd (Foreign Registered)                                              2,495,187
        3,936,760   Electricity Generating Public Co Ltd (Foreign Registered)                                         4,598,906
        7,418,959   Industrial Finance Corp of Thailand (Foreign Registered) *                                        1,143,473
        3,021,000   Krung Thai Bank Public Co Ltd (Foreign Registered) *                                                905,376
        6,804,700   National Finance Pcl *                                                                              948,912
        1,483,000   National Petrochemical (Foreign Registered) (f)                                                     961,456
          623,019   PTT Exploration and Production Public Co Ltd (Foreign Registered)                                 3,871,482
        6,008,500   Safari World Public Co *                                                                            867,282
        1,642,700   Saha Pathana International Holdings Pcl (Foreign Registered)                                      1,597,488
        2,230,500   Saha Union Public Co Ltd (Foreign Registered)                                                       559,330
          695,492   Shinawatra Computer Public Co Ltd (Foreign Registered) *                                          3,181,823
          772,000   Siam City Cement (Foreign Registered) *                                                           2,436,404
        4,375,300   Siam Commercial Bank Pcl (Foreign Registered) *                                                   2,007,018
        1,108,000   Siam Makro Co Ltd *                                                                               1,450,226
        3,108,050   Star Block Co Ltd (Foreign Registered) (f) *                                                            760
        5,951,913   Telecomasia Corp Public Co Ltd (Foreign Registered) *                                             4,805,214
        4,080,600   Thai Farmers Bank Pcl (Foreign Registered) *                                                      2,495,780
               50   Thai German Ceramics Industry (Foreign Registered) *                                                      6
        8,266,500   Thai Military Bank *                                                                              1,152,760
        8,892,680   Thai Petrochemical (Foreign Registered) *                                                           913,743
           93,800   Thai Plastic & Chemical (Foreign Registered)                                                        165,226
        7,168,400   Thai Telephone & Telecommunications (Foreign Registered) *                                          947,018
        3,363,400   TPI Polene Co (Foreign Registered) *                                                                843,421
        4,107,378   United Broadcasting Pcl (Foreign Registered) *                                                    1,808,754
                                                                                                               -----------------
                                                                                                                     61,316,542
                                                                                                               -----------------
                    TURKEY - 1.2%
      441,732,000   Dardanel Onentas Gida *                                                                           1,180,633
      361,964,000   Doktas Dokumculuk Ticaret *                                                                       4,146,145
       62,649,000   Eregli Demir VE Celik Fabrik *                                                                    2,081,092
       55,733,264   Gima *                                                                                              510,721

              See accompanying notes to the financial statements.            11

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    TURKEY - CONTINUED
      205,950,000   Global Menkul Degerler *                                                                          2,107,436
      497,400,000   Izmir Demir Celik Sanayi *                                                                        1,025,551
       42,150,000   Medya Holding *                                                                                     495,685
       32,564,000   Sarkuysan Elektrolitik Bakir                                                                        758,447
       38,330,000   TAT Konserve                                                                                        515,157
       81,000,000   Yapi VE Kredi Bankasi *                                                                             680,402
                                                                                                               -----------------
                                                                                                                     13,501,269
                                                                                                               -----------------
                    VENEZUELA - 1.0%
        2,402,565   Banco Provincial                                                                                  1,574,937
          160,606   Ceramica Carabobo Class B ADR                                                                       192,727
          284,200   Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR                                      6,998,425
              778   International Briquettes Holding *                                                                    1,848
           40,181   Mantex SA Class A ADR *                                                                             318,937
          280,000   Mercantil Servicios Financieros ADR                                                               1,120,000
               23   Siderurgica Venezolana (Sivensa) Class B *                                                                1
          723,926   Venepal SA Class B GDR 144A *                                                                         7,239
        1,245,773   Venezolana de Cementes                                                                              425,518
          329,257   Venezolana de Cementes Tipo II                                                                      107,679
                                                                                                               -----------------
                                                                                                                     10,747,311
                                                                                                               -----------------

                    TOTAL COMMON STOCKS (Cost $931,803,412)                                                         787,134,300
                                                                                                               -----------------

                    PREFERRED STOCKS - 11.1%
                    BRAZIL - 8.2%
       22,920,000   Alpargatas de Sao Paolo 5.99%                                                                     1,788,755
      750,900,000   Banco do Brasil SA 0.00%                                                                          3,408,867
       93,316,200   Banco Estado Sao Paulo 0.53%                                                                      3,164,391
      148,940,000   Banco Nacional 0.00% (f) (g) *                                                                          819
      564,625,003   Bombril SA 6.17%                                                                                  5,368,515
       49,522,000   Brasil Telecom Participacoes SA 0.00% *                                                             707,652
        6,610,000   Centrais Eletricas de Santa Catarina SA Class B 0.08% *                                           2,651,992
      943,400,000   Cia Energetica de Sao Paolo SA (Registered) 4.23%                                                 9,773,614
       34,000,000   Cia Energetica Perna Class A 0.94%                                                                  177,521
      167,200,000   Companhia de Transmissao de Energia Eletrica Paulista 0.00% *                                       827,040
       13,559,000   Copene-Petroquimica do Nordeste SA Class A 0.00%                                                  5,663,556
      415,748,860   Electrobras Class B (Registered) 0.00%                                                            8,454,360
      146,500,000   Elektro 0.00%                                                                                       394,531
       49,522,000   Embratel Participacoes SA 0.12% *                                                                 1,099,582
      659,062,710   Gerasul 0.00% *                                                                                   1,043,358
       13,566,189   Investimentos Itau SA 0.00%                                                                      14,390,077
        5,850,000   Itaubanco SA (Registered) 0.00%                                                                     559,439
       42,420,000   Mesbla (Registered) 0.00% (f) (g) *                                                                     233
      335,746,000   Olvebra 0.00% (f) *                                                                                   1,845

12            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

     SHARES         DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    BRAZIL - CONTINUED
      353,450,328   Sao Carlos Empreendimentos e Participacoes 0.00%                                                    796,453
      219,100,000   Siderurgica de Tubarao 8.39%                                                                      2,926,150
           63,000   Suzano (Registered) 1.76%                                                                           238,912
       49,522,000   Tele Celular Sul Participacoes SA 0.00% *                                                           202,769
       49,522,000   Tele Centro Oeste Celular SA 0.00% *                                                                215,017
       49,522,000   Tele Leste Celular Participacoes SA (Registered) 0.00% *                                             50,896
       49,522,000   Tele Nordeste Celular Participacoes SA 0.00% *                                                      152,417
           62,300   Tele Nordeste Celular Participacoes SA ADR 0.00%                                                  3,738,000
       49,522,000   Tele Norte Celular Participacoes SA 0.86% *                                                          43,820
            9,500   Tele Norte Celular Participacoes SA ADR 0.00% *                                                     409,688
       86,724,414   Tele Norte Leste Participacoes SA 1.60%                                                           2,197,304
          128,832   Tele Norte Leste Participacoes SA ADR 0.00%                                                       3,285,216
          144,000   Telecomunicacoes Brasileiras SA ADR 0.00%                                                        13,212,000
       49,573,388   Telemig Celular Participacoes SA 0.00% *                                                            162,111
           10,000   Telemig Celular Participacoes SA ADR 0.00% *                                                        650,000
       49,524,830   Telesp Celular Participacoes SA 0.00% *                                                             732,189
        9,749,212   Unipar 0.00%                                                                                      7,608,618
          462,000   Usinas Siderurgicas de Minas Gerais SA (Usiminas) 3.75%                                           2,691,509
                                                                                                               -----------------
                                                                                                                     98,789,216
                                                                                                               -----------------
                    KOREA - 2.3%
          218,763   Samsung Electronics (Non Voting) 2.92%                                                           25,255,165
                                                                                                               -----------------

                    RUSSIA - 0.5%
          100,800   Krasny Oktyabr144A 0.00% *                                                                           55,440
          144,200   Lukoil Holding Co ADR 0.00%                                                                       3,424,750
               30   Rostelecom 0.00%                                                                                         25
       34,916,000   Unified Energy Systems 0.00% *                                                                    2,479,036
                                                                                                               -----------------
                                                                                                                      5,959,251
                                                                                                               -----------------
                    SRI LANKA - 0.1%
       11,209,546   Millenium Information Technology 0.00% (e) (f) *                                                    782,426
                                                                                                               -----------------


                    TOTAL PREFERRED STOCKS (Cost $106,381,742)                                                      130,786,058
                                                                                                               -----------------

                    INVESTMENT FUNDS - 4.1%
                    BRAZIL - 0.0%
           18,400   Brazil Fund Inc                                                                                     338,100
                                                                                                               -----------------

                    CHILE - 0.0%
           22,000   Chile Fund Inc                                                                                      209,000
                                                                                                               -----------------

              See accompanying notes to the financial statements.            13

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)       DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    INDIA - 0.1%
              170   SPG Infinity Technology Fund (e) (f) *                                                              643,534
          700,400   TDA India Technology Fund II LP (e) (f) *                                                           711,396
              100   UTI Masterplus 1991 Unit *                                                                               48
           10,400   UTI Masterplus 1991 *                                                                                 4,976
                                                                                                               -----------------
                                                                                                                      1,359,954
                                                                                                               -----------------
                    POLAND - 2.7%
       11,269,444   CHP Investors (e) (f) *                                                                          17,268,169
        3,782,132   OBP Investors (e) (f) *                                                                           6,476,900
        5,500,000   Polimex Investment Fund (e) (f) *                                                                 5,500,000
        1,833,715   Templeton Emerging European Fund (e) (f) *                                                        1,320,531
                                                                                                               -----------------
                                                                                                                     30,565,600
                                                                                                               -----------------
                    ROMANIA - 0.1%
            3,600   Romanian Investment Fund (e) (f) *                                                                1,260,000
                                                                                                               -----------------

                    RUSSIA - 0.9%
          450,000   Kazakhstan Investment Fund (e) (f)                                                                  508,500
       10,000,000   New Century Holdings LP (e) (f) *                                                                 9,260,000
           16,667   Societe Generale Thalmann Ukraine Fund (e) (f) *                                                    500,010
                                                                                                               -----------------
                                                                                                                     10,268,510
                                                                                                               -----------------
                    THAILAND - 0.1%
        1,500,000   Ruam Pattana Fund (Registered) *                                                                    168,807
        1,859,000   Ruang Khao Fund (Foreign Registered) *                                                              200,113
               70   Thailand International Fund IDR                                                                     350,000
                                                                                                               -----------------
                                                                                                                        718,920
                                                                                                               -----------------
                    UNITED STATES - 0.1%
           71,400   Morgan Stanley Emerging Markets Fund *                                                            1,039,763
                                                                                                               -----------------

                    TOTAL INVESTMENT FUNDS (Cost $48,931,235)                                                        45,759,847
                                                                                                               -----------------

                    DEBT OBLIGATIONS - 3.8%
                    U.S. GOVERNMENT - 3.8%
$      19,789,042   U.S. Treasury Inflation Indexed Note, 3.375%, due 1/15/07 (a)                                    19,071,689
$      23,319,102   U.S. Treasury Inflation Indexed Note, 3.875%, due 1/15/09 (a)                                    23,056,762
                                                                                                               -----------------
                                                                                                                     42,128,451
                                                                                                               -----------------

                    TOTAL DEBT OBLIGATIONS (Cost $41,259,614)                                                        42,128,451
                                                                                                               -----------------

                    EQUITY LINKED SECURITIES - 1.2%
                    CHILE - 1.0%
$      12,737,702   Citibank-Nassau Chilean Equity Time Deposit, 3.50%, due 10/02/00 (b) (e) *                       11,572,202
                                                                                                               -----------------

14            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

   SHARES/
PAR VALUE ($)       DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    RUSSIA - 0.2%
           32,787   Renaissance Sberbank Note (c) (e) *                                                               1,665,055
                                                                                                               -----------------


                    TOTAL EQUITY LINKED SECURITIES (Cost $24,326,488)                                                13,237,257
                                                                                                               -----------------

                    CONVERTIBLE SECURITIES - 0.4%
                    INDONESIA - 0.3%
$      26,000,000   APP Finance (VI), Zero Coupon, due 11/18/12                                                       3,900,000
                                                                                                               -----------------

                    SOUTH AFRICA - 0.1%
$       1,100,000   Randgold Finance, 7.00%, due 10/03/01                                                               761,750
                                                                                                               -----------------


                    TOTAL CONVERTIBLE SECURITIES (Cost $6,410,240)                                                    4,661,750
                                                                                                               -----------------

                    RIGHTS & WARRANTS - 0.1%
                    BRAZIL - 0.0%
        4,952,483   Telesp Celular Participacoes SA Preferred Rights, Expires 10/02/00 *                                  2,994
       26,821,178   Telesp Celular Participacoes SA Rights, Expires 10/02/00 *                                              147
                                                                                                               -----------------
                                                                                                                          3,141
                                                                                                               -----------------
                    INDONESIA - 0.0%
          226,076   Indah Kiat Pulp & Paper Warrants, Expires 4/13/01 *                                                  21,751
                                                                                                               -----------------

                    KOREA - 0.0%
              352   Wooree Lighting Co Ltd Rights, Expires 10/04/00 *                                                     2,222
                                                                                                               -----------------

                    MALAYSIA - 0.0%
          200,750   Affin Holdings Berhad Warrants, Expires 5/15/05 *                                                    37,244
          288,125   IGB Corp Berhad Warrants, Expires 12/29/04 *                                                         32,225
          265,600   IJM Corp Berhad Warrants, Expires 8/24/04 *                                                          88,067
           27,600   UMW Holdings Berhad Warrants, Expires 1/26/05 *                                                      13,219
          247,200   YTL Corp Berhad Warrants, Expires 6/26/09 *                                                          83,267
                                                                                                               -----------------
                                                                                                                        254,022
                                                                                                               -----------------
                    MEXICO - 0.0%
           38,886   Grupo Mexico Class B Warrants, Expires 8/09/01 *                                                    181,641
                                                                                                               -----------------

                    THAILAND - 0.1%
        1,098,500   Banpu Public Co Ltd Warrants, Expires 1/14/03 *                                                     139,748
        1,061,977   Charoen Pokphand Foods Public Co Ltd Warrants, Expires 6/30/02 *                                    127,307
          550,000   Siam Commercial Bank Ltd Warrants, Expires 5/10/02 *                                                 47,095
        2,689,393   Telecomasia Corp Public Co Ltd Warrants, Expires 12/31/49 *                                         671,865
                                                                                                               -----------------
                                                                                                                        986,015
                                                                                                               -----------------

                    TOTAL RIGHTS & WARRANTS (Cost $138,206)                                                           1,448,792
                                                                                                               -----------------

              See accompanying notes to the financial statements.            15

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

PAR VALUE ($)       DESCRIPTION                                                                                   VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM INVESTMENTS - 7.4%
                    CASH EQUIVALENTS - 7.4%
$      75,600,000   Royal Bank of Canada Time Deposit, 6.625%, due 9/01/00                                           75,600,000
        6,224,600   The Boston Global Investment Trust (d)                                                            6,224,600
                                                                                                               -----------------
                                                                                                                     81,824,600
                                                                                                               -----------------

                    TOTAL SHORT-TERM INVESTMENTS (Cost $81,824,600)                                                  81,824,600
                                                                                                               -----------------

                    TOTAL INVESTMENTS - 99.9%
                       (Cost $1,241,075,537)                                                                      1,106,981,055

                    Other Assets and Liabilities (net) - 0.1%                                                         1,199,571
                                                                                                               -----------------

                    TOTAL NET ASSETS - 100.0%                                                                $    1,108,180,626
                                                                                                               -----------------
                                                                                                               -----------------

                            NOTES TO THE SCHEDULE OF INVESTMENTS


               ADR  American Depositary Receipt

               GDR  Global Depository Receipt

               IDR  International Depository Receipt

               (a) All or a portion of this security is held as collateral for open swaps (Note 6).

               (b) A derivative security whose price is linked to the return on a basket of Chilean investments.

               (c) A derivative security whose price is linked to the return on a basket of Russian securities.

               (d)  Represents investment of security lending collateral
                    (Note 1).

               (e) Security is restricted as to public resale. The aggregate market value of restricted securities is $59,478,988 or 5.37% of net assets.

               (f)  Valued by management (Note 1).

               (g)  Bankrupt issuer.

               144A Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

               *    Non-income producing security.

16            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2000 (UNAUDITED)

------------------------------------------------------------------------------


            At August 31, 2000, industry sector diversification of the Fund's equity investments was as follows:

            INDUSTRY SECTOR

            Telecommunications                        15.2%
            Utilities                                  9.0
            Banking                                    6.6
            Electronic Equipment                       6.3
            Metals and Mining                          6.3
            Energy Services                            6.0
            Financial Services                         5.9
            Conglomerates                              5.7
            Consumer Goods                             4.4
            Food and Beverage                          3.7
            Construction                               3.3
            Automotive                                 1.8
            Transportation                             1.7
            Paper and Allied Products                  1.6
            Services                                   1.6
            Chemicals                                  1.5
            Real Estate                                1.4
            Machinery                                  1.2
            Textiles                                   1.2
            Insurance                                  1.1
            Retail Trade                               1.1
            Computers                                  0.6
            Health Care                                0.6
            Miscellaneous                             12.2
                                           ----------------
                                                     100.0%
                                           ----------------
                                           ----------------

              See accompanying notes to the financial statements.            17

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2000 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments, at value (cost $1,241,075,537) (Note 1)                                    $        1,106,981,055
      Foreign currency, at value (cost $6,860,573) (Note 1)                                                6,844,426
      Cash                                                                                                   601,489
      Receivable for investments sold                                                                      4,311,766
      Net receivable for open forward foreign currency contracts (Notes 1 and 6)                             349,546
      Foreign withholding taxes receivable                                                                 2,426,706
      Dividends and interest receivable                                                                    4,994,549
      Receivable for expenses waived or borne by Manager (Note 2)                                             21,266
                                                                                                ---------------------

          Total assets                                                                                 1,126,530,803
                                                                                                ---------------------

LIABILITIES:
      Payable for investments purchased                                                                    4,739,907
      Payable for closed swap contracts (Notes 1 and 6)                                                      872,898
      Payable for open swap contracts (Notes 1 and 6)                                                      4,074,482
      Payable for Fund shares repurchased                                                                    271,000
      Payable upon return of securities loaned (Note 1)                                                    6,224,600
      Accrued capital gain and repatriation taxes payable (Note 1)                                           866,863
      Payable to affiliate for (Note 2):
          Management fee                                                                                     765,454
          Shareholder service fee                                                                            122,598
      Accrued expenses                                                                                       412,375
                                                                                                ---------------------

          Total liabilities                                                                               18,350,177
                                                                                                ---------------------

NET ASSETS                                                                                    $        1,108,180,626
                                                                                                ---------------------
                                                                                                ---------------------

NET ASSETS CONSIST OF:
      Paid-in capital                                                                         $        1,387,121,776
      Accumulated undistributed net investment income                                                      8,478,989
      Accumulated net realized loss                                                                     (148,693,493)
      Net unrealized depreciation                                                                       (138,726,646)
                                                                                                ---------------------

                                                                                              $        1,108,180,626
                                                                                                ---------------------
                                                                                                ---------------------

NET ASSETS ATTRIBUTABLE TO:
      Class III Shares                                                                        $          608,394,922
                                                                                                ---------------------

                                                                                                ---------------------
      Class IV Shares                                                                         $          499,785,704
                                                                                                ---------------------
                                                                                                ---------------------

SHARES OUTSTANDING:
      Class III                                                                                           59,300,892
                                                                                                ---------------------
                                                                                                ---------------------
      Class IV                                                                                            48,730,262
                                                                                                ---------------------
                                                                                                ---------------------

NET ASSET VALUE PER SHARE:
      Class III                                                                               $                10.26
                                                                                                ---------------------
                                                                                                ---------------------
      Class IV                                                                                $                10.26
                                                                                                ---------------------
                                                                                                ---------------------

18            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends (net of foreign tax expense of $1,466,438)                                          $         14,588,686
      Interest (including security lending income of $62,436)                                                  3,135,045
                                                                                                      -------------------

          Total income                                                                                        17,723,731
                                                                                                      -------------------
EXPENSES:
      Management fee (Note 2)                                                                                  4,678,720
      Custodian fees                                                                                           1,321,120
      Legal fees                                                                                                  42,287
      Audit fees                                                                                                  38,364
      Transfer agent fees                                                                                         22,448
      Trustees fees (Note 2)                                                                                       7,809
      Registration fee                                                                                               368
      Miscellaneous                                                                                              161,118
      Fees waived or borne by Manager (Note 2)                                                                  (116,943)
                                                                                                      -------------------
                                                                                                               6,155,291
      Shareholder service fee (Note 2)
          Class III                                                                                              508,896
          Class IV                                                                                               250,273
                                                                                                      -------------------

          Net expenses                                                                                         6,914,460
                                                                                                      -------------------

              Net investment income                                                                           10,809,271
                                                                                                      -------------------
REALIZED  AND UNREALIZED GAIN (LOSS):
          Net realized gain (loss) on:
              Investments                                                                                     55,111,771
              Closed swap contracts                                                                             (256,866)
              Foreign currency, forward contracts and foreign
                  currency related transactions                                                               (1,043,164)
                                                                                                      -------------------
                     Net realized gain                                                                        53,811,741
                                                                                                      -------------------

          Change in net unrealized appreciation (depreciation) on:
              Investments (Note 1)                                                                          (154,019,914)
              Open swap contracts                                                                             (7,895,855)
              Foreign currency, forward contracts and foreign
                  currency related transactions                                                                  294,361
                                                                                                      -------------------
                     Net unrealized loss                                                                    (161,621,408)
                                                                                                      -------------------

          Net realized and unrealized loss                                                                  (107,809,667)
                                                                                                      -------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $        (97,000,396)
                                                                                                      -------------------
                                                                                                      -------------------

              See accompanying notes to the financial statements.            19

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                      AUGUST 31, 2000              YEAR ENDED
                                                                                        (UNAUDITED)             FEBRUARY 29, 2000
                                                                                     -------------------        -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
          Net investment income                                                         $    10,809,271           $   15,355,862
          Net realized gain                                                                  53,811,741              136,500,357
          Change in net unrealized appreciation (depreciation)                            (161,621,408)              419,116,046
                                                                                     -------------------        -----------------

          Net increase (decrease) in net assets
                  resulting from operations                                                (97,000,396)              570,972,265
                                                                                     -------------------        -----------------

Distributions to shareholders from:
          Net investment income
                  Class III                                                                           -              (1,880,001)
                  Class IV                                                                            -                (886,390)
                                                                                     -------------------        -----------------
                  Total distributions from net investment                                             -              (2,766,391)
                  income
                                                                                     -------------------        -----------------

          In excess of net investment income
                  Class III                                                                           -              (1,583,628)
                  Class IV                                                                            -                (746,654)
                                                                                     -------------------        -----------------
                  Total distributions in excess of net
                  investment income                                                                   -              (2,330,282)
                                                                                     -------------------        -----------------

Net share transactions:  (Note 5)
                  Class III                                                                (59,185,467)            (183,418,042)
                  Class IV                                                                   56,961,474               39,019,272
                                                                                     -------------------        -----------------
          Decrease in net assets resulting from
                  net share transactions                                                    (2,223,993)            (144,398,770)
                                                                                     -------------------        -----------------


          Total increase (decrease) in net assets                                          (99,224,389)              421,476,822

NET ASSETS:
          Beginning of period                                                             1,207,405,015              785,928,193
                                                                                     -------------------        -----------------

          End of period (including accumulated undistributed net
                  investment income of $8,478,989 and distributions in
                  excess of net investment income of
                  $2,330,282, respectively)                                             $ 1,108,180,626          $ 1,207,405,015
                                                                                     -------------------        -----------------
                                                                                     -------------------        -----------------

20            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-----------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2000  -------------------------------------------------------------
                                                (UNAUDITED)      2000         1999          1998         1997          1996
                                                ----------      -------      -------       -------     ---------     --------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.16      $  6.31      $  9.56       $ 12.49     $   10.54      $  9.52
                                                ----------      -------      -------       -------     ---------     --------

Income (loss) from investment operations:
  Net investment income                               0.10 +       0.13 +       0.25          0.16 +        0.13         0.10
  Net realized and unrealized gain (loss)            (1.00)        4.77        (3.19)        (1.76)         1.96         1.06
                                                ----------      -------      -------       -------     ---------     --------

    Total from investment operations                 (0.90)        4.90        (2.94)        (1.60)         2.09         1.16
                                                ----------      -------      -------       -------     ---------     --------

Less distributions to shareholders from:
  Net investment income                                  -        (0.03)       (0.19)        (0.25)        (0.14)       (0.01)
  In excess of net investment income                     -        (0.02)           -             -             -            -
  Net realized gains                                     -            -        (0.12)        (0.71)            -        (0.13)
  In excess of net realized gains                        -            -         0.00 (d)     (0.37)             -           -
                                                ----------      -------      -------       -------     ---------     --------
     Total distributions                                 -        (0.05)       (0.31)        (1.33)        (0.14)       (0.14)
                                                ----------      -------      -------       -------     ---------     --------

NET ASSET VALUE, END OF PERIOD                   $   10.26      $ 11.16      $  6.31       $  9.56     $   12.49     $  10.54
                                                ----------      -------      -------       -------     ---------     --------
                                                ----------      -------      -------       -------     ---------     --------

TOTAL RETURN (a)                                     (8.06%)**    77.43%      (30.96%)      (12.94%)       19.98%       12.24%

RATIOS/SUPPLEMENTAL DATA:

          Net assets, end of period (000's)        $ 608,395    $ 727,197    $ 524,741     $ 913,615   $ 1,725,651    $ 907,180
          Net expenses to average
               daily net assets                        1.21%*       1.18%        1.16%         1.24% (c)     1.24% (c)    1.35%
          Net investment income to average
               daily net assets                        1.88%*       1.41%        2.75%         1.30%         1.40%        1.31%
          Portfolio turnover rate                        46%          73%          76%           88%           41%          35%
          Fees and expenses voluntarily waived
               or borne by the Manager consisted of
               the following per share amounts:    $    0.00(b) $    0.00(b) $    0.02     $    0.03   $      0.02    $   0.00(b)

*   Annualized
**  Not annualized
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.
(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.
(d) The distribution in excess of net realized gains was $0.0005.


              See accompanying notes to the financial statements.            21

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-----------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED           YEAR ENDED FEBRUARY 28/29,
                                             AUGUST 31, 2000    -------------------------------------------
                                                (UNAUDITED)        2000             1999            1998*
                                                 ---------       ---------        ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD             $   11.16       $    6.31        $    9.56       $    8.62
                                                 ---------       ---------        ---------       ---------

Income (loss) from investment operations:
  Net investment income                               0.10 +          0.13 +           0.28            0.01 +
  Net realized and unrealized gain (loss)            (1.00)           4.77            (3.21)           0.93
                                                 ---------       ---------        ---------       ---------

    Total from investment operations                 (0.90)           4.90            (2.93)           0.94
                                                 ---------       ---------        ---------       ---------

Less distributions to shareholders from:
  Net investment income                                  -           (0.03)           (0.20)              -
  In excess of net investment income                     -           (0.02)               -               -
  Net realized gains                                     -               -            (0.12)              -
  In excess of net realized gains                        -               -             0.00 (d)           -
                                                 ---------       ---------        ---------       ---------
     Total distributions                                 -           (0.05)           (0.32)              -
                                                 ---------       ---------        ---------       ---------

NET ASSET VALUE, END OF PERIOD                   $   10.26       $   11.16        $    6.31       $    9.56
                                                 ---------       ---------        ---------       ---------
                                                 ---------       ---------        ---------       ---------

TOTAL RETURN (a)                                    (8.06%)***      77.76%          (31.01%)         10.90%***


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)           $ 499,786       $ 480,208        $ 261,187       $ 672,020
     Net expenses to average
           daily net assets                          1.17% **        1.13%            1.12%           1.22%**(c)
     Net investment income to average
           daily net assets                          1.87% **        1.45%            2.87%           0.65%**
     Portfolio turnover rate                           46%             73%              76%             88%
     Fees and expenses voluntarily waived
          or borne by the Manager consisted
          of the following per share amounts:    $    0.00(b)    $    0.00(b)     $    0.02       $    0.00(b)

*   Period from January 9, 1998 (commencement of operations) to
    February 28, 1998.
**  Annualized.
*** Not annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(b) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.
(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(d) The distribution in excess of net realized gains was $0.0005.

22            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
 (A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

         GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

         The Emerging Markets Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa, and Europe ("Emerging Markets"). The Fund's benchmark is the IFC Investable Index.

         The Fund offers two classes of shares: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

         The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         PORTFOLIO VALUATION
         Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

         Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

GMO EMERGING MARKETS FUND
 (A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

         FOREIGN CURRENCY TRANSLATION
         The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

         FORWARD CURRENCY CONTRACTS
         The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under
         Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2000.

         OPTIONS
         The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instruments. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2000 there were no open written option contracts.

GMO EMERGING MARKETS FUND
 (A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

         The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

         FUTURES CONTRACTS
         The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2000, there were no outstanding futures contracts.

         INDEXED SECURITIES
         The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

         SWAP AGREEMENTS
         The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund

GMO EMERGING MARKETS FUND
 (A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

         will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 2000.

         SECURITY LENDING
         The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2000, the Fund loaned securities having a market value of $6,073,902 collateralized by cash in the amount of $6,224,600 which was invested in a short-term instrument.

         TAXES
         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U. S. federal income tax purposes. Therefore, no provision for U. S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At February 29, 2000, the Fund had a capital loss carryforward available to offset future gains, if any, of $199,563,451, expiring in 2007. The value of the capital loss carryforward may be limited due to significant shareholder activity.

         Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

         The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $866,863 for potential capital gains and repatriation taxes at August 31, 2000. The accrual for capital gains and repatriation taxes is included in net unrealized loss in the Statement of Operations. The Fund has incurred $6,405,911 related to capital gain taxes which is included in net realized gain in the Statement of Operations.

GMO EMERGING MARKETS FUND
 (A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

         DISTRIBUTIONS TO SHAREHOLDERS
         The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

         Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
         Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

         ALLOCATION OF OPERATING ACTIVITY
         The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

         PURCHASES AND REDEMPTIONS OF FUND SHARES
         The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. For the six months ended August 31, 2000, the Fund received $1,159,881 in purchase premiums and $273,244 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .20% may be charged on certain in-kind purchases.

GMO EMERGING MARKETS FUND
 (A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

         INVESTMENT RISK
         Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

         GMO has entered into a binding agreement effective until June 30, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

         The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

         The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2000, was $7,809. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.       PURCHASES AND SALES OF SECURITIES

         Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2000, were as follows:

                                                 Purchases          Proceeds
                                               ------------       -----------
U.S. Government securities                     $ 11,298,791       $ 1,222,697
Investments (non-U.S. Government securities)    477,714,864        548,881,513

GMO EMERGING MARKETS FUND
 (A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

         At August 31, 2000, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                          Gross Unrealized   Gross Unrealized   Net Unrealized
         Aggregate Cost     Appreciation       Depreciation      Depreciation
         --------------   ----------------   ----------------   --------------
         $1,241,075,537     $131,155,321       $265,249,803      $134,094,482

4.   PRINCIPAL SHAREHOLDERS

         At August 31, 2000, 30% of the outstanding shares of the Fund were held by two shareholders.

5.   SHARE TRANSACTIONS

         The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                          Six Months Ended                  Year Ended
                          August 31, 2000               February 29, 2000
                     --------------------------    ----------------------------
Class III:             Shares         Amount         Shares          Amount
                     ----------    ------------    -----------    -------------
Shares sold           3,252,927    $ 35,440,496      8,250,164    $  75,191,088

Shares issued to
shareholders in
reinvestment of
distributions                 -               -        238,039        2,615,828

Shares repurchased   (9,098,808)    (94,625,963)   (26,449,273)    (261,224,958)
                     ----------    ------------    -----------    -------------
Net decrease         (5,845,881)   $(59,185,467)   (17,961,070)   $(183,418,042)
                     ----------    ------------    -----------    -------------
                     ----------    ------------    -----------    -------------

                          Six Months Ended                  Year Ended
                          August 31, 2000               February 29, 2000
                     --------------------------    ----------------------------
Class IV:              Shares         Amount         Shares          Amount
                     ----------    ------------    -----------    -------------
Shares sold           6,305,927    $ 63,877,153     13,191,632    $ 146,997,411

Shares issued to
shareholders in
reinvestment of
distributions                 -               -         20,982          230,234

Shares repurchased     (622,875)     (6,915,679)   (11,566,413)    (108,208,373)
                     ----------    ------------    -----------    -------------
Net increase          5,683,052    $ 56,961,474      1,646,201    $  39,019,272
                     ----------    ------------    -----------    -------------
                     ----------    ------------    -----------    -------------

GMO EMERGING MARKETS FUND
 (A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

6.   FINANCIAL INSTRUMENTS

         A summary of outstanding financial instruments at August
         31, 2000 is as follows:

         FORWARD CURRENCY CONTRACTS

                                                                  Net Unrealized
         Settlement                         Units                  Appreciation
           Date        Deliver/Receive  of Currency      Value    (Depreciation)
         ----------    ---------------  -----------  ------------  -------------
           Buy
             11/15/00      THB          674,400,000   $16,553,417  $ (657,250)
                                                                   ----------

           Sale
             11/15/00      THB          674,400,000   $16,553,417  $1,006,796
                                                                   ----------

         Currency Abbreviations:

         THB   Thai Baht

         SWAP AGREEMENTS

                  Expiration                                                     Unrealized
Notional Amount      Date                    Description                        Depreciation
---------------   ----------   ----------------------------------------------   -------------
  $ 5,696,637      9/29/00     Agreement with Credit Agricole Indosuez          $  (432,715)
                               (W.I. Carr) dated 3/30/00 to receive (pay) the
                               notional amount multiplied by the return on
                               the MSCI Taiwan Index and to pay the notional
                               amount multiplied by 3 month LIBOR adjusted by
                               a specified spread.

    2,020,924      3/13/01     Agreement with Credit Agricole Indosuez             (315,804)
                               (W.I. Carr) dated 3/13/00 to receive (pay) the
                                notional amount multiplied by the return on
                                the MSCI Taiwan Index and to pay the notional
                                amount multiplied by 6 month LIBOR adjusted by
                                a specified spread.

GMO EMERGING MARKETS FUND
 (A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS - CONTINUED
AUGUST 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

      SWAP AGREEMENTS - CONTINUED

                  Expiration                                                     Unrealized
Notional Amount      Date                    Description                        Depreciation
---------------   ----------   ----------------------------------------------   -------------
  $13,797,575      4/27/01     Agreement with Goldman Sachs International       $  (923,201)
                               dated 4/28/00 to receive (pay) the
                               notional amount multiplied by the return on
                               the MSCI Taiwan Index and to pay the notional
                               amount multiplied by 3 month LIBOR adjusted
                               by a specified spread.

    4,370,000      6/08/01     Agreement with Lehman Brothers Special              (687,152)
                               Financing Inc. dated 6/13/00 to receive (pay)
                               the notional amount multiplied by the return
                               on the KOPSI 200 Korean Index and to pay the
                               notional amount multiplied by 3 month LIBOR
                               adjusted by a specified spread.

   10,000,000      6/28/01     Agreement with Salomon Smith Barney dated         (1,715,610)
                               6/09/00 to receive (pay) the notional
                               amount multiplied by the return on the MSTW
                               Taiwan Index and to pay the notional amount
                               multiplied by 3 month LIBOR adjusted by a
                               specified spread.
                                                                               ------------
                                                                               $ (4,074,482)
                                                                               ------------
                                                                               ------------